UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2019
Classes ADV, I, P2, S and S2
Voya Variable Product Index Funds
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Voya Australia Index Portfolio

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Voya Emerging Markets Index Portfolio

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Voya Euro STOXX 50® Index Portfolio

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Voya FTSE 100 Index® Portfolio

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Voya Hang Seng Index Portfolio

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Voya International Index Portfolio

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Voya Japan TOPIX Index® Portfolio

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Voya Russell™ Large Cap Growth Index Portfolio

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Voya Russell™ Large Cap Index Portfolio

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Voya Russell™ Large Cap Value Index Portfolio

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Voya Russell™ Mid Cap Growth Index Portfolio

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Voya Russell™ Mid Cap Index Portfolio

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Voya Russell™ Small Cap Index Portfolio

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Voya U.S. Bond Index Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Staying the Course for the Long Term
Dear Shareholder,
The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.
May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.
The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.
Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short- term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)
Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.
Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.
Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.
On perceived slowing global growth, there was little relief from most of the incoming data.
In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.
In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.
China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.
In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.
Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.
In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.
In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Australia Index Portfolio
Class I	$1,000.00	$1,190.50	0.52%	$2.82	$1,000.00	$1,022.22	0.52%	$2.61
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$1,103.50	0.59%	$3.08	$1,000.00	$1,021.87	0.59%	$2.96
Class P2	1,000.00	1,105.60	0.17	0.89	1,000.00	1,023.95	0.17	0.85
Class S	1,000.00	1,102.90	0.84	4.38	1,000.00	1,020.63	0.84	4.21
Voya Euro STOXX 50® Index Portfolio
Class ADV	$1,000.00	$1,175.30	0.94%	$5.07	$1,000.00	$1,020.13	0.94%	$4.71
Class I	1,000.00	1,177.90	0.44	2.38	1,000.00	1,022.61	0.44	2.21
Voya FTSE 100 Index® Portfolio
Class ADV	$1,000.00	$1,122.40	0.93%	$4.89	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,125.00	0.43	2.27	1,000.00	1,022.66	0.43	2.16
Voya Hang Seng Index Portfolio
Class ADV	$1,000.00	$1,125.90	1.05%	$5.53	$1,000.00	$1,019.59	1.05%	$5.26
Class I	1,000.00	1,129.20	0.55	2.90	1,000.00	1,022.07	0.55	2.76
Class S	1,000.00	1,126.60	0.80	4.22	1,000.00	1,020.83	0.80	4.01

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya International Index Portfolio
Class ADV	$1,000.00	$1,137.70	0.95%	$5.04	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,140.00	0.46	2.44	1,000.00	1,022.51	0.46	2.31
Class P2	1,000.00	1,140.40	0.16	0.85	1,000.00	1,024.00	0.16	0.80
Class S	1,000.00	1,138.00	0.71	3.76	1,000.00	1,021.27	0.71	3.56
Class S2	1,000.00	1,136.90	0.86	4.56	1,000.00	1,020.53	0.86	4.31
Voya Japan TOPIX Index® Portfolio
Class ADV	$1,000.00	$1,069.10	0.95%	$4.87	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,072.70	0.45	2.31	1,000.00	1,022.56	0.45	2.26
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV	$1,000.00	$1,196.20	0.93%	$5.06	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,198.70	0.43	2.34	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,196.90	0.68	3.70	1,000.00	1,021.42	0.68	3.41
Voya Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$1,174.20	0.86%	$4.64	$1,000.00	$1,020.53	0.86%	$4.31
Class I	1,000.00	1,177.40	0.36	1.94	1,000.00	1,023.01	0.36	1.81
Class S	1,000.00	1,175.60	0.61	3.29	1,000.00	1,021.77	0.61	3.06
Class S2	1,000.00	1,175.00	0.76	4.10	1,000.00	1,021.03	0.76	3.81
Voya Russell™ Large Cap Value Index Portfolio
Class ADV	$1,000.00	$1,149.00	0.92%	$4.90	$1,000.00	$1,020.23	0.92%	$4.61
Class I	1,000.00	1,152.30	0.42	2.24	1,000.00	1,022.71	0.42	2.11
Class S	1,000.00	1,150.80	0.67	3.57	1,000.00	1,021.47	0.67	3.36
Voya Russell™ Mid Cap Growth Index Portfolio
Class I	$1,000.00	$1,258.20	0.40%	$2.24	$1,000.00	$1,022.81	0.40%	$2.01
Class S	1,000.00	1,256.60	0.65	3.64	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,256.00	0.80	4.47	1,000.00	1,020.83	0.80	4.01
Voya Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,206.90	0.90%	$4.92	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	1,210.70	0.40	2.19	1,000.00	1,022.81	0.40	2.01
Class P2	1,000.00	1,212.20	0.15	0.82	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,209.40	0.65	3.56	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	1,209.10	0.80	4.38	1,000.00	1,020.83	0.80	4.01
Voya Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$1,164.90	0.95%	$5.10	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,168.40	0.45	2.42	1,000.00	1,022.56	0.45	2.26
Class P2	1,000.00	1,169.60	0.15	0.81	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,166.40	0.70	3.76	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,165.90	0.85	4.56	1,000.00	1,020.58	0.85	4.26
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,056.30	0.88%	$4.49	$1,000.00	$1,020.43	0.88%	$4.41
Class I	1,000.00	1,058.70	0.38	1.94	1,000.00	1,022.91	0.38	1.91
Class P2	1,000.00	1,060.00	0.15	0.77	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,057.50	0.63	3.21	1,000.00	1,021.67	0.63	3.16
Class S2	1,000.00	1,056.80	0.78	3.98	1,000.00	1,020.93	0.78	3.91

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
ASSETS:
Investments in securities at fair value+*	$79,102,651	$555,533,899	$219,868,850	$136,678,453
Short-term investments at fair value**	1,867,318	12,913,305	6,034,720	6,341,029
Cash	903	18,220	717	874
Cash collateral for futures	135,342	487,950	293,348	380,401
Foreign currencies at value***	187,617	543,775	4,046	96,409
Foreign cash collateral for futures****	—	—	9,361	4,487
Receivables:
Investment securities and currencies sold	40,002,573	129,099,073	296,264,920	167,053,958
Fund shares sold	—	4,293,960	—	—
Dividends	572,815	3,123,535	2,250	1,096,607
Foreign tax reclaims	—	109,984	1,893,791	18,879
Unrealized appreciation on forward foreign currency contracts	39,451	—	17,924	57,912
Reimbursement due from manager	—	90,611	—	—
Other assets	4,143	17,824	16,251	12,002
Total assets	121,912,813	706,232,136	524,406,178	311,741,011
LIABILITIES:
Payable for investment securities and currencies purchased	20,237,995	13,227,176	147,409,117	83,373,759
Payable for fund shares redeemed	20,093,809	117,135,272	147,381,933	86,437,883
Payable for foreign cash collateral for futures*****	18,492	—	—	—
Payable upon receipt of securities loaned	750,318	9,262,305	3,476,720	1,133,029
Unrealized depreciation on forward foreign currency contracts	6,293	19,874	—	3,810
Payable for investment management fees	28,416	204,578	104,669	64,476
Payable for distribution and shareholder service fees	—	—	7,153	1,893
Payable for directors fees	494	3,638	1,824	1,130
Payable to directors under the deferred compensation plan (Note 6)	4,143	17,824	16,251	12,002
Other accrued expenses and liabilities	67,951	714,104	218,305	143,024
Total liabilities	41,207,911	140,584,771	298,615,972	171,171,006
NET ASSETS	$80,704,902	$565,647,365	$225,790,206	$140,570,005
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$105,244,711	$557,902,621	$185,302,070	$141,061,604
Total distributable earnings (loss)	(24,539,809)	7,744,744	40,488,136	(491,599)
NET ASSETS	$80,704,902	$565,647,365	$225,790,206	$140,570,005
+ Including securities loaned at value	$703,908	$8,456,492	$2,166,444	$1,079,723
* Cost of investments in securities	$72,521,788	$525,121,134	$198,373,060	$136,407,083
** Cost of short-term investments	$1,867,318	$12,913,305	$6,034,720	$6,341,029
*** Cost of foreign currencies	$186,331	$540,130	$4,046	$96,339
**** Cost of foreign cash collateral for futures	$—	$—	$9,360	$4,487
***** Cost of payable for foreign cash collateral for futures	$18,492	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
Class ADV
Net assets	n/a	n/a	$17,870,157	$4,627,747
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	1,700,951	561,928
Net asset value and redemption price per share	n/a	n/a	$10.51	$8.24
Class I
Net assets	$80,704,902	$313,131,204	$207,920,049	$135,942,258
Shares authorized	100,000,000	100,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	9,238,530	27,302,106	19,676,932	16,386,575
Net asset value and redemption price per share	$8.74	$11.47	$10.57	$8.30
Class P2
Net assets	n/a	$252,512,697	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	21,810,583	n/a	n/a
Net asset value and redemption price per share	n/a	$11.58	n/a	n/a
Class S
Net assets	n/a	$3,464	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	300	n/a	n/a
Net asset value and redemption price per share	n/a	$11.55	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
ASSETS:
Investments in securities at fair value+*	$47,807,563	$1,538,731,747	$154,413,175	$749,473,098
Short-term investments at fair value**	101,000	109,093,505	14,773,659	5,586,876
Cash	5,372	84	242	215,652
Cash collateral for futures	94,587	3,612,719	343,348	220,569
Foreign currencies at value***	219,577	3,183,002	1,220,614	—
Foreign cash collateral for futures****	1,610	—	—	—
Receivables:
Investment securities and currencies sold	3,719,198	3,823,209	143,460,057	104,910,509
Fund shares sold	4,403,867	1,554,834	—	37,803
Dividends	283,984	2,925,967	320,899	424,730
Interest	—	5,757	—	—
Foreign tax reclaims	—	3,751,663	102,408	—
Unrealized appreciation on forward foreign currency contracts	2,000	—	52,051	—
Reimbursement due from manager	955	337,187	—	3,494
Other assets	3,189	81,160	11,476	19,733
Total assets	56,642,902	1,667,100,834	314,697,929	860,892,464
LIABILITIES:
Payable for investment securities and currencies purchased	7,278,404	3,822,049	72,328,554	101,009,885
Payable for fund shares redeemed	396,848	4,827,753	78,413,563	348,926
Payable upon receipt of securities loaned	—	48,676,505	7,668,659	2,208,876
Unrealized depreciation on forward foreign currency contracts	287	—	2,438	—
Payable for investment management fees	12,555	592,998	66,659	240,705
Payable for distribution and shareholder service fees	5,013	234,675	2,880	76,608
Payable for directors fees	224	8,421	1,160	3,640
Payable to directors under the deferred compensation plan (Note 6)	3,189	81,160	11,476	19,733
Other accrued expenses and liabilities	70,003	704,492	146,966	141,901
Total liabilities	7,766,523	58,948,053	158,642,355	104,050,274
NET ASSETS	$48,876,379	$1,608,152,781	$156,055,574	$756,842,190
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$31,053,398	$1,439,265,526	$110,569,081	$266,664,176
Total distributable earnings	17,822,981	168,887,255	45,486,493	490,178,014
NET ASSETS	$48,876,379	$1,608,152,781	$156,055,574	$756,842,190
+ Including securities loaned at value	$—	$42,681,063	$7,238,969	$2,159,988
* Cost of investments in securities	$30,410,154	$1,304,239,219	$129,826,442	$302,055,849
** Cost of short-term investments	$101,000	$109,093,505	$14,773,659	$5,586,876
*** Cost of foreign currencies	$219,295	$3,179,560	$1,221,390	$—
**** Cost of foreign cash collateral for futures	$1,611	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
Net assets	$730,948	$552,017,256	$7,148,165	$5,017
Shares authorized	100,000,000	250,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	63,723	56,471,228	764,972	133
Net asset value and redemption price per share	$11.47	$9.78	$9.34	$37.64
Class I
Net assets	$24,752,160	$109,925,419	$148,907,409	$377,741,548
Shares authorized	100,000,000	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,152,707	11,036,093	15,797,800	9,964,517
Net asset value and redemption price per share	$11.50	$9.96	$9.43	$37.91
Class P2
Net assets	n/a	$869,445,853	n/a	n/a
Shares authorized	n/a	300,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	86,729,055	n/a	n/a
Net asset value and redemption price per share	n/a	$10.02	n/a	n/a
Class S
Net assets	$23,393,271	$75,279,338	n/a	$379,095,625
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	2,035,100	7,604,667	n/a	10,051,890
Net asset value and redemption price per share	$11.49	$9.90	n/a	$37.71
Class S2
Net assets	n/a	$1,484,915	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	150,245	n/a	n/a
Net asset value and redemption price per share	n/a	$9.88	n/a	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$952,621,685	$380,387,345	$300,514,511	$1,347,298,940
Investments in affiliated underlying funds at fair value**	—	—	54,415	1,410,261
Short-term investments at fair value***	7,402,928	2,368,000	6,277,906	151,010,576
Cash	280,665	115,761	98,224	655,728
Cash collateral for futures	341,285	145,424	147,184	985,432
Receivables:
Investment securities sold	22,149,014	59,299,180	69,683,841	177,622,000
Investments in affiliated underlying funds sold	—	—	—	179,616
Fund shares sold	63,653	40,845	12,949	473,984
Dividends	694,714	351,143	118,316	1,845,840
Foreign tax reclaims	—	919	—	—
Reimbursement due from manager	22,165	—	10,071	89,692
Other assets	82,727	10,938	11,078	70,172
Total assets	983,658,836	442,719,555	376,928,495	1,681,642,241
LIABILITIES:
Payable for investment securities purchased	21,993,051	59,669,512	70,083,471	75,624,154
Payable for fund shares redeemed	376,319	71,605	273,332	107,004,584
Payable upon receipt of securities loaned	1,499,928	—	4,027,906	135,353,576
Payable for investment management fees	271,207	113,121	97,702	485,348
Payable for distribution and shareholder service fees	143,685	58,379	56,656	133,503
Payable for directors fees	4,635	1,886	1,461	7,275
Payable to directors under the deferred compensation plan (Note 6)	82,727	10,938	11,078	70,172
Other accrued expenses and liabilities	180,161	102,404	147,850	356,437
Total liabilities	24,551,713	60,027,845	74,699,456	319,035,049
NET ASSETS	$959,107,123	$382,691,710	$302,229,039	$1,362,607,192
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$317,028,596	$261,018,361	$143,832,816	$549,831,491
Total distributable earnings	642,078,527	121,673,349	158,396,223	812,775,701
NET ASSETS	$959,107,123	$382,691,710	$302,229,039	$1,362,607,192
+ Including securities loaned at value	$1,466,733	$—	$3,923,626	$131,859,186
* Cost of investments in securities	$328,542,056	$282,112,900	$174,308,074	$689,389,738
** Cost of investments in affiliated underlying funds	$—	$—	$34,675	$688,017
*** Cost of short-term investments	$7,402,928	$2,368,000	$6,277,906	$151,010,576
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
Class ADV
Net assets	$66,484,868	$4,041	n/a	$178,832,934
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	3,034,649	184	n/a	14,640,696
Net asset value and redemption price per share	$21.91	$22.00	n/a	$12.21
Class I
Net assets	$314,543,853	$92,995,835	$23,069,104	$728,754,817
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	14,081,383	4,189,055	687,371	57,308,682
Net asset value and redemption price per share	$22.34	$22.20	$33.56	$12.72
Class P2
Net assets	n/a	n/a	n/a	$159,786,235
Shares authorized	n/a	n/a	n/a	100,000,000
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	12,478,428
Net asset value and redemption price per share	n/a	n/a	n/a	$12.80
Class S
Net assets	$577,158,166	$289,691,834	$277,359,801	$280,936,144
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	25,995,964	13,130,074	8,278,659	22,404,639
Net asset value and redemption price per share	$22.20	$22.06	$33.50	$12.54
Class S2
Net assets	$920,236	n/a	$1,800,134	$14,297,062
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	40,220	n/a	53,830	1,159,891
Net asset value and redemption price per share	$22.88	n/a	$33.44	$12.33
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$798,798,819	$3,050,778,193
Short-term investments at fair value**	210,914,181	383,157,342
Cash	247,413	2,478,945
Cash collateral for futures	1,147,504	14,676
Receivables:
Investment securities sold	68,486,459	234,482,889
Investment securities sold on a delayed-delivery or when-issued basis	—	55,515,601
Fund shares sold	554,714	43,094,200
Dividends	909,890	9,571
Interest	—	17,599,738
Reimbursement due from manager	39,409	183,582
Other assets	39,178	138,416
Total assets	1,081,137,567	3,787,453,153
LIABILITIES:
Payable for investment securities purchased	55,577,389	189,797,724
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	76,858,320
Payable for fund shares redeemed	29,938,774	208,092,164
Payable upon receipt of securities loaned	192,847,181	223,764,174
Payable for investment management fees	286,046	937,517
Payable for distribution and shareholder service fees	86,430	47,588
Payable for directors fees	4,135	16,679
Payable to directors under the deferred compensation plan (Note 6)	39,178	138,416
Other accrued expenses and liabilities	184,292	461,116
Total liabilities	278,963,425	700,113,698
NET ASSETS	$802,174,142	$3,087,339,455
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$513,257,721	$2,969,505,611
Total distributable earnings	288,916,421	117,833,844
NET ASSETS	$802,174,142	$3,087,339,455
+ Including securities loaned at value	$187,705,874	$218,847,504
* Cost of investments in securities	$554,246,498	$2,950,806,238
** Cost of short-term investments	$210,914,181	$383,189,643
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$110,410,195	$27,057,498
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	8,583,203	2,518,053
Net asset value and redemption price per share	$12.86	$10.75
Class I
Net assets	$386,773,596	$1,872,105,638
Shares authorized	100,000,000	700,000,000
Par value	$0.001	$0.001
Shares outstanding	28,977,153	173,526,059
Net asset value and redemption price per share	$13.35	$10.79
Class P2
Net assets	$100,165,938	$1,010,993,190
Shares authorized	100,000,000	300,000,000
Par value	$0.001	$0.001
Shares outstanding	7,441,400	93,685,488
Net asset value and redemption price per share	$13.46	$10.79
Class S
Net assets	$196,857,144	$175,770,840
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	14,882,487	16,338,451
Net asset value and redemption price per share	$13.23	$10.76
Class S2
Net assets	$7,967,269	$1,412,289
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	614,836	131,220
Net asset value and redemption price per share	$12.96	$10.76
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,544,250	$8,596,142	$9,251,821	$6,291,362
Interest, net of foreign taxes withheld*	834	7,213	1,248	1,065
Securities lending income, net	11,581	68,062	150,822	9,894
Total investment income	2,556,665	8,671,417	9,403,891	6,302,321
EXPENSES:
Investment management fees	343,277	2,345,332	1,265,967	784,838
Distribution and shareholder service fees:
Class ADV	—	—	45,593	11,624
Class S	—	4	—	—
Transfer agent fees	76	1,196	293	216
Shareholder reporting expense	1,448	12,670	5,430	3,620
Professional fees	6,154	37,049	13,756	9,593
Custody and accounting expense	59,911	518,550	75,839	44,164
Directors fees	1,978	14,552	7,294	4,522
Licensing fee	7,439	108,244	54,254	25,519
Miscellaneous expense	4,070	23,291	9,785	5,641
Interest expense	564	48,802	966	489
Total expenses	424,917	3,109,690	1,479,177	890,226
Waived and reimbursed fees	(171,638)	(1,528,131)	(632,980)	(392,417)
Net expenses	253,279	1,581,559	846,197	497,809
Net investment income	2,303,386	7,089,858	8,557,694	5,804,512
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Brazilian capital gains tax withheld^^)	1,950,542	49,244,187	18,307,629	454,530
Forward foreign currency contracts	(60,355)	(43,815)	(71,356)	196,569
Foreign currency related transactions	(6,162)	(86,911)	(40,011)	(35,093)
Futures	228,287	1,055,286	494,436	690,515
Net realized gain	2,112,312	50,168,747	18,690,698	1,306,521
Net change in unrealized appreciation (depreciation) on:
Investments	12,577,946	25,458,322	31,484,428	19,214,243
Forward foreign currency contracts	43,867	(33,064)	(5,991)	16,818
Foreign currency related transactions	(4,942)	8,538	195,967	152,589
Futures	22,608	193,546	44,014	3,812
Net change in unrealized appreciation (depreciation)	12,639,479	25,627,342	31,718,418	19,387,462
Net realized and unrealized gain	14,751,791	75,796,089	50,409,116	20,693,983
Increase in net assets resulting from operations	$17,055,177	$82,885,947	$58,966,810	$26,498,495
* Foreign taxes withheld	$30,199	$987,888	$1,500,642	$84,962
^^ Foreign taxes on sale of Brazilian investments	$—	$42,661	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$867,747	$37,107,534	$2,720,164	$5,306,156
Interest, net of foreign taxes withheld*	749	31,817	1,577	2,896
Securities lending income, net	63	383,364	30,083	25,392
Total investment income	868,559	37,522,715	2,751,824	5,334,444
EXPENSES:
Investment management fees	155,478	3,805,279	805,140	1,782,435
Distribution and shareholder service fees:
Class ADV	1,811	1,365,289	18,372	11
Class S	29,651	91,391	—	451,488
Class S2	—	2,885	—	—
Transfer agent fees	121	1,895	257	770
Shareholder reporting expense	905	34,781	4,706	19,548
Professional fees	4,781	53,609	10,679	21,720
Custody and accounting expense	30,262	322,611	79,097	42,535
Directors fees	896	33,684	4,639	14,560
Licensing fee	8,885	250,548	6,902	50,078
Miscellaneous expense	4,807	38,000	8,614	15,256
Interest expense	93	31,077	97	—
Total expenses	237,690	6,031,049	938,503	2,398,401
Waived and reimbursed fees	(83,757)	(2,007,106)	(402,568)	(386,074)
Net expenses	153,933	4,023,943	535,935	2,012,327
Net investment income	714,626	33,498,772	2,215,889	3,322,117
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	703,242	(35,984,626)	24,027,179	38,049,212
Forward foreign currency contracts	(4,613)	(644,198)	164,244	—
Foreign currency related transactions	285	1,488,142	17,762	—
Futures	96,086	9,191,023	89,210	1,267,560
Net realized gain (loss)	795,000	(25,949,659)	24,298,395	39,316,772
Net change in unrealized appreciation (depreciation) on:
Investments	3,825,399	212,203,320	(10,480,906)	85,170,491
Forward foreign currency contracts	2,936	421	(40,444)	—
Foreign currency related transactions	600	22,499	16,510	—
Futures	1,451	3,028,363	130,293	272,270
Net change in unrealized appreciation (depreciation)	3,830,386	215,254,603	(10,374,547)	85,442,761
Net realized and unrealized gain	4,625,386	189,304,944	13,923,848	124,759,533
Increase in net assets resulting from operations	$5,340,012	$222,803,716	$16,139,737	$128,081,650
* Foreign taxes withheld	$36,796	$3,568,148	$389,525	$99
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$9,469,737	$5,144,489	$1,302,537	$11,912,616
Interest	4,413	1,309	1,204	2,277
Dividends from affiliates	—	—	20	600
Securities lending income, net	27,276	6,362	21,394	76,967
Total investment income	9,501,426	5,152,160	1,325,155	11,992,460
EXPENSES:
Investment management fees	1,608,840	872,120	724,335	2,958,241
Distribution and shareholder service fees:
Class ADV	154,140	11	—	426,078
Class S	702,370	353,747	335,460	343,566
Class S2	1,761	—	3,379	27,795
Transfer agent fees	737	413	237	1,220
Shareholder reporting expense	22,625	14,480	7,240	27,150
Professional fees	25,521	15,566	7,240	41,630
Custody and accounting expense	47,965	26,268	10,860	84,750
Directors fees	18,539	7,543	5,843	29,100
Licensing fee	59,944	32,679	28,462	86,130
Miscellaneous expense	15,437	9,548	3,818	27,729
Interest expense	—	—	1,660	5,413
Total expenses	2,657,879	1,332,375	1,128,534	4,058,802
Waived and reimbursed fees	(134,885)	(187,035)	(208,973)	(561,349)
Net expenses	2,522,994	1,145,340	919,561	3,497,453
Net investment income	6,978,432	4,006,820	405,594	8,495,007
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	12,244,455	22,315,370	31,917,923	151,637,185
Affiliates	—	—	(29)	173,360
Futures	1,118,221	383,014	261,154	2,432,469
Net realized gain	13,362,676	22,698,384	32,179,048	154,243,014
Net change in unrealized appreciation (depreciation) on:
Investments	125,544,435	25,260,964	31,940,143	112,126,174
Affiliated underlying funds	—	—	15,900	302,098
Futures	748,825	236,340	8,521	1,880,733
Net change in unrealized appreciation (depreciation)	126,293,260	25,497,304	31,964,564	114,309,005
Net realized and unrealized gain	139,655,936	48,195,688	64,143,612	268,552,019
Increase in net assets resulting from operations	$146,634,368	$52,202,508	$64,549,206	$277,047,026
* Foreign taxes withheld	$1,245	$1,025	$—	$1,264
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,628,673	$90,977
Interest, net of foreign taxes withheld*	4,740	48,741,566
Securities lending income, net	398,115	161,266
Total investment income	6,031,528	48,993,809
EXPENSES:
Investment management fees	1,763,418	5,805,878
Distribution and shareholder service fees:
Class ADV	270,853	66,656
Class S	252,751	214,260
Class S2	15,724	2,570
Transfer agent fees	743	2,281
Shareholder reporting expense	19,910	45,250
Professional fees	25,077	90,437
Custody and accounting expense	53,760	199,480
Directors fees	16,540	66,715
Licensing fee	54,986	—
Miscellaneous expense	18,520	55,191
Interest expense	533	—
Total expenses	2,492,815	6,548,718
Waived and reimbursed fees	(235,317)	(1,048,539)
Net expenses	2,257,498	5,500,179
Net investment income	3,774,030	43,493,630
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	39,569,208	28,405,264
Foreign currency related transactions	3	—
Futures	1,546,891	24,424
Swaps	—	(625,858)
Net realized gain	41,116,102	27,803,830
Net change in unrealized appreciation (depreciation) on:
Investments	80,062,046	119,080,615
Futures	1,776,946	41,364
Net change in unrealized appreciation (depreciation)	81,838,992	119,121,979
Net realized and unrealized gain	122,955,094	146,925,809
Increase in net assets resulting from operations	$126,729,124	$190,419,439
* Foreign taxes withheld	$869	$19
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Australia Index Portfolio		Voya Emerging Markets Index Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,303,386	$3,845,566	$7,089,858	$17,218,140
Net realized gain (loss)	2,112,312	(602,220)	50,168,747	(5,785,938)
Net change in unrealized appreciation (depreciation)	12,639,479	(16,213,236)	25,627,342	(140,986,605)
Increase (decrease) in net assets resulting from operations	17,055,177	(12,969,890)	82,885,947	(129,554,403)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(4,391,186)	(5,446,682)	(9,468,409)	(10,859,398)
Class P2	—	—	(5,628,982)	(6,287,864)
Class S	—	—	(75)	(82)
Total distributions	(4,391,186)	(5,446,682)	(15,097,466)	(17,147,344)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	189,542	23,193,104	99,332,289	401,017,287
Reinvestment of distributions	4,391,186	5,446,682	15,097,391	17,147,262
	4,580,728	28,639,786	114,429,680	418,164,549
Cost of shares redeemed	(30,439,236)	(18,008,808)	(387,795,417)	(222,543,062)
Net increase (decrease) in net assets resulting from capital share transactions	(25,858,508)	10,630,978	(273,365,737)	195,621,487
Net increase (decrease) in net assets	(13,194,517)	(7,785,594)	(205,577,256)	48,919,740
NET ASSETS:
Beginning of year or period	93,899,419	101,685,013	771,224,621	722,304,881
End of year or period	$80,704,902	$93,899,419	$565,647,365	$771,224,621
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Euro STOXX 50® Index Portfolio		Voya FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$8,557,694	$10,014,412	$5,804,512	$9,609,834
Net realized gain	18,690,698	3,270,724	1,306,521	7,030,453
Net change in unrealized appreciation (depreciation)	31,718,418	(77,542,114)	19,387,462	(50,811,957)
Increase (decrease) in net assets resulting from operations	58,966,810	(64,256,978)	26,498,495	(34,171,670)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(373,246)	(965,077)	(323,315)	(420,703)
Class I	(9,496,212)	(15,782,116)	(16,059,383)	(18,187,648)
Total distributions	(9,869,458)	(16,747,193)	(16,382,698)	(18,608,351)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,985,869	88,282,361	6,228,896	31,479,884
Reinvestment of distributions	9,869,458	16,747,193	16,382,698	18,608,351
	14,855,327	105,029,554	22,611,594	50,088,235
Cost of shares redeemed	(183,027,376)	(57,239,918)	(107,252,070)	(59,906,351)
Net increase (decrease) in net assets resulting from capital share transactions	(168,172,049)	47,789,636	(84,640,476)	(9,818,116)
Net decrease in net assets	(119,074,697)	(33,214,535)	(74,524,679)	(62,598,137)
NET ASSETS:
Beginning of year or period	344,864,903	378,079,438	215,094,684	277,692,821
End of year or period	$225,790,206	$344,864,903	$140,570,005	$215,094,684
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Hang Seng Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$714,626	$1,453,169	$33,498,772	$43,160,760
Net realized gain (loss)	795,000	9,705,232	(25,949,659)	(11,478,221)
Net change in unrealized appreciation (depreciation)	3,830,386	(16,083,827)	215,254,603	(283,529,197)
Increase (decrease) in net assets resulting from operations	5,340,012	(4,925,426)	222,803,716	(251,846,658)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(158,051)	(148,035)	(14,191,996)	(14,583,530)
Class I	(4,358,067)	(6,342,613)	(3,328,047)	(9,657,691)
Class P2	—	—	(25,244,979)	(18,624,875)
Class S	(5,276,450)	(4,834,095)	(2,107,770)	(1,907,343)
Class S2	—	—	(39,451)	(33,601)
Total distributions	(9,792,568)	(11,324,743)	(44,912,243)	(44,807,040)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,467,428	6,579,130	145,231,761	411,607,669
Reinvestment of distributions	9,792,568	11,324,607	44,912,243	44,807,040
	16,259,996	17,903,737	190,144,004	456,414,709
Cost of shares redeemed	(5,433,620)	(32,733,639)	(362,033,927)	(241,224,528)
Net increase (decrease) in net assets resulting from capital share transactions	10,826,376	(14,829,902)	(171,889,923)	215,190,181
Net increase (decrease) in net assets	6,373,820	(31,080,071)	6,001,550	(81,463,517)
NET ASSETS:
Beginning of year or period	42,502,559	73,582,630	1,602,151,231	1,683,614,748
End of year or period	$48,876,379	$42,502,559	$1,608,152,781	$1,602,151,231
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Japan TOPIX Index® Portfolio		Voya Russell™ Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,215,889	$4,110,077	$3,322,117	$6,356,116
Net realized gain	24,298,395	19,364,816	39,316,772	33,680,914
Net change in unrealized appreciation (depreciation)	(10,374,547)	(59,802,799)	85,442,761	(45,139,688)
Increase (decrease) in net assets resulting from operations	16,139,737	(36,327,906)	128,081,650	(5,102,658)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(718,298)	(995,866)	(247)	(178)
Class I	(22,957,389)	(26,605,844)	(20,214,615)	(15,890,149)
Class S	—	—	(19,598,471)	(14,748,818)
Total distributions	(23,675,687)	(27,601,710)	(39,813,333)	(30,639,145)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,577,072	26,123,838	23,823,440	65,389,731
Reinvestment of distributions	23,675,687	27,601,710	39,813,333	30,639,145
	36,252,759	53,725,548	63,636,773	96,028,876
Cost of shares redeemed	(96,683,190)	(68,932,052)	(45,693,154)	(107,246,548)
Net increase (decrease) in net assets resulting from capital share transactions	(60,430,431)	(15,206,504)	17,943,619	(11,217,672)
Net increase (decrease) in net assets	(67,966,381)	(79,136,120)	106,211,936	(46,959,475)
NET ASSETS:
Beginning of year or period	224,021,955	303,158,075	650,630,254	697,589,729
End of year or period	$156,055,574	$224,021,955	$756,842,190	$650,630,254
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Index Portfolio		Voya Russell™ Large Cap Value Index Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$6,978,432	$13,074,300	$4,006,820	$8,164,897
Net realized gain	13,362,676	39,950,123	22,698,384	14,817,302
Net change in unrealized appreciation (depreciation)	126,293,260	(83,241,566)	25,497,304	(48,694,958)
Increase (decrease) in net assets resulting from operations	146,634,368	(30,217,143)	52,202,508	(25,712,759)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,864,310)	(582,782)	(227)	(197)
Class I	(14,732,643)	(4,457,407)	(5,759,075)	(5,593,289)
Class S	(25,966,997)	(7,830,458)	(17,231,205)	(16,284,468)
Class S2	(37,491)	(9,816)	—	—
Total distributions	(43,601,441)	(12,880,463)	(22,990,507)	(21,877,954)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,684,120	90,167,086	8,965,381	13,423,772
Reinvestment of distributions	43,601,441	12,880,463	22,990,507	21,877,954
	96,285,561	103,047,549	31,955,888	35,301,726
Cost of shares redeemed	(71,997,844)	(135,402,170)	(29,484,081)	(63,052,579)
Net increase (decrease) in net assets resulting from capital share transactions	24,287,717	(32,354,621)	2,471,807	(27,750,853)
Net increase (decrease) in net assets	127,320,644	(75,452,227)	31,683,808	(75,341,566)
NET ASSETS:
Beginning of year or period	831,786,479	907,238,706	351,007,902	426,349,468
End of year or period	$959,107,123	$831,786,479	$382,691,710	$351,007,902
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Growth Index Portfolio		Voya Russell™ Mid Cap Index Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$405,594	$1,689,698	$8,495,007	$20,528,125
Net realized gain	32,179,048	27,512,695	154,243,014	249,746,166
Net change in unrealized appreciation (depreciation)	31,964,564	(42,612,412)	114,309,005	(400,533,441)
Increase (decrease) in net assets resulting from operations	64,549,206	(13,410,019)	277,047,026	(130,259,150)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(32,788,195)	(21,932,754)
Class I	(2,224,743)	(1,994,532)	(151,420,041)	(139,465,666)
Class P2	—	—	(28,174,560)	(21,984,898)
Class S	(26,678,024)	(32,016,234)	(51,792,239)	(37,435,605)
Class S2	(168,646)	(183,519)	(2,700,082)	(1,985,993)
Total distributions	(29,071,413)	(34,194,285)	(266,875,117)	(222,804,916)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,343,723	23,291,023	66,576,902	188,609,464
Reinvestment of distributions	29,071,413	34,194,285	266,875,117	222,804,916
	41,415,136	57,485,308	333,452,019	411,414,380
Cost of shares redeemed	(35,490,138)	(53,463,586)	(342,209,509)	(636,206,115)
Net increase (decrease) in net assets resulting from capital share transactions	5,924,998	4,021,722	(8,757,490)	(224,791,735)
Net increase (decrease) in net assets	41,402,791	(43,582,582)	1,414,419	(577,855,801)
NET ASSETS:
Beginning of year or period	260,826,248	304,408,830	1,361,192,773	1,939,048,574
End of year or period	$302,229,039	$260,826,248	$1,362,607,192	$1,361,192,773
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$3,774,030	$7,257,588	$43,493,630	$82,815,202
Net realized gain (loss)	41,116,102	89,006,104	27,803,830	(20,406,139)
Net change in unrealized appreciation (depreciation)	81,838,992	(186,603,003)	119,121,979	(73,630,085)
Increase (decrease) in net assets resulting from operations	126,729,124	(90,339,311)	190,419,439	(11,221,022)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(12,862,480)	(7,219,605)	(245,824)	(537,178)
Class I	(47,206,905)	(30,423,046)	(25,178,093)	(55,171,052)
Class P2	(10,957,888)	(5,231,806)	(12,432,397)	(20,551,311)
Class S	(23,410,138)	(15,340,373)	(1,793,258)	(3,722,878)
Class S2	(941,008)	(497,689)	(12,505)	(47,855)
Total distributions	(95,378,419)	(58,712,519)	(39,662,077)	(80,030,274)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	52,429,360	140,399,863	480,375,514	865,531,749
Reinvestment of distributions	95,378,419	58,712,519	39,562,285	80,016,392
	147,807,779	199,112,382	519,937,799	945,548,141
Cost of shares redeemed	(139,356,962)	(238,196,909)	(785,860,544)	(1,032,277,005)
Net increase (decrease) in net assets resulting from capital share transactions	8,450,817	(39,084,527)	(265,922,745)	(86,728,864)
Net increase (decrease) in net assets	39,801,522	(188,136,357)	(115,165,383)	(177,980,160)
NET ASSETS:
Beginning of year or period	762,372,620	950,508,977	3,202,504,838	3,380,484,998
End of year or period	$802,174,142	$762,372,620	$3,087,339,455	$3,202,504,838
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Australia Index Portfolio
Class I
06-30-19+	7.69	0.20•	1.24	1.44	0.39	—	—	0.39	—	8.74	19.05	0.87	0.52	0.52	4.70	80,705	1
12-31-18	9.30	0.33	(1.42)	(1.09)	0.52	—	—	0.52	—	7.69	(12.41)	0.85	0.50	0.50	3.80	93,899	13
12-31-17	8.01	0.34•	1.25	1.59	0.30	—	—	0.30	—	9.30	20.27	0.81	0.46	0.46	3.89	101,685	3
12-31-16	7.89	0.30•	0.50	0.80	0.68	—	—	0.68	—	8.01	10.71	0.83	0.48	0.48	3.79	142,353	36
12-31-15	9.16	0.36•	(1.14)	(0.78)	0.49	—	—	0.49	—	7.89	(9.26)	0.80	0.45	0.45	4.17	114,337	8
12-31-14	10.01	0.40	(0.85)	(0.45)	0.40	—	—	0.40	—	9.16	(4.95)	0.78	0.43	0.43	4.12	190,588	12
Voya Emerging Markets Index Portfolio
Class I
06-30-19+	10.66	0.10•	0.99	1.09	0.28	—	—	0.28	—	11.47	10.35	0.86	0.59	0.59	1.77	313,131	10
12-31-18	12.85	0.25	(2.14)	(1.89)	0.30	—	—	0.30	—	10.66	(15.07)	0.81	0.54	0.54	2.05	499,268	12
12-31-17	9.56	0.19•	3.28	3.47	0.18	—	—	0.18	—	12.85	36.65	0.82	0.55	0.55	1.71	502,979	18
12-31-16	8.85	0.18	0.73	0.91	0.20	—	—	0.20	—	9.56	10.48	0.82	0.57	0.57	1.80	528,461	34
12-31-15	10.65	0.20•	(1.78)	(1.58)	0.22	—	—	0.22	—	8.85	(15.28)	0.82	0.57	0.57	1.92	510,962	19
12-31-14	11.18	0.21	(0.58)	(0.37)	0.16	—	—	0.16	—	10.65	(3.37)	0.81	0.56	0.56	2.05	635,780	21
Class P2
06-30-19+	10.74	0.13•	0.99	1.12	0.28	—	—	0.28	—	11.58	10.56	0.86	0.17	0.17	2.31	252,513	10
12-31-18	12.88	0.29•	(2.13)	(1.84)	0.30	—	—	0.30	—	10.74	(14.64)	0.81	0.15	0.15	2.44	271,954	12
05-03-17(5) - 12-31-17	10.99	0.20•	1.87	2.07	0.18	—	—	0.18	—	12.88	19.15	0.82	0.15	0.15	2.56	219,322	18
Class S
06-30-19+	10.71	0.10•	0.99	1.09	0.25	—	—	0.25	—	11.55	10.29	1.11	0.84	0.84	1.69	3	10
12-31-18	12.91	0.21	(2.14)	(1.93)	0.27	—	—	0.27	—	10.71	(15.26)	1.06	0.79	0.79	1.71	3	12
12-31-17	9.55	0.17	3.28	3.45	0.09	—	—	0.09	—	12.91	36.35	1.07	0.80	0.80	1.52	4	18
12-31-16	8.82	0.20•	0.72	0.92	0.19	—	—	0.19	—	9.55	10.66	1.07	0.82	0.82	2.16	3	34
12-31-15	10.61	0.17•	(1.76)	(1.59)	0.20	—	—	0.20	—	8.82	(15.43)	1.07	0.82	0.82	1.73	11	19
12-31-14	11.14	0.21	(0.61)	(0.40)	0.13	—	—	0.13	—	10.61	(3.59)	1.06	0.81	0.81	1.84	3	21
Voya Euro STOXX 50® Index Portfolio
Class ADV
06-30-19+	9.14	0.21•	1.38	1.59	0.20	0.02	—	0.22	—	10.51	17.53	1.29	0.94	0.94	4.20	17,870	1
12-31-18	11.38	0.24•	(2.03)	(1.79)	0.26	0.19	—	0.45	—	9.14	(16.43)	1.29	0.94	0.94	2.27	17,714	11
12-31-17	9.48	0.20•	2.04	2.24	0.34	—	—	0.34	—	11.38	23.83	1.29	0.94	0.94	1.83	25,514	2
12-31-16	9.64	0.25•	(0.24)	0.01	0.17	—	—	0.17	—	9.48	0.16	1.29	0.94	0.94	2.75	22,343	37
12-31-15	10.39	0.24•	(0.69)	(0.45)	0.30	—	—	0.30	—	9.64	(4.64)	1.29	0.94	0.94	2.26	31,758	15
12-31-14	11.88	0.30•	(1.40)	(1.10)	0.39	—	—	0.39	—	10.39	(9.66)	1.29	0.94	0.94	2.63	28,159	13
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Euro STOXX 50® Index Portfolio (continued)
Class I
06-30-19+	9.23	0.24•	1.38	1.62	0.26	0.02	—	0.28	—	10.57	17.79	0.79	0.44	0.44	4.76	207,920	1
12-31-18	11.49	0.27	(2.02)	(1.75)	0.32	0.19	—	0.51	—	9.23	(16.00)	0.79	0.44	0.44	2.65	327,151	11
12-31-17	9.58	0.27•	2.04	2.31	0.40	—	—	0.40	—	11.49	24.34	0.79	0.44	0.44	2.51	352,566	2
12-31-16	9.74	0.31•	(0.25)	0.06	0.22	—	—	0.22	—	9.58	0.78	0.79	0.44	0.44	3.32	382,834	37
12-31-15	10.49	0.28•	(0.68)	(0.40)	0.35	—	—	0.35	—	9.74	(4.21)	0.79	0.44	0.44	2.63	397,346	15
12-31-14	11.96	0.37•	(1.41)	(1.04)	0.43	—	—	0.43	—	10.49	(9.18)	0.79	0.44	0.44	3.19	436,078	13
Voya FTSE 100 Index® Portfolio
Class ADV
06-30-19+	7.89	0.20•	0.75	0.95	0.32	0.28	—	0.60	—	8.24	12.24	1.28	0.93	0.93	4.71	4,628	2
12-31-18	9.85	0.32•	(1.61)	(1.29)	0.42	0.25	—	0.67	—	7.89	(14.28)	1.28	0.93	0.93	3.47	4,369	9
12-31-17	8.66	0.30•	1.50	1.80	0.30	0.31	—	0.61	—	9.85	21.60	1.27	0.92	0.92	3.32	5,376	4
12-31-16	9.56	0.30•	(0.47)	(0.17)	0.40	0.33	—	0.73	—	8.66	(1.67)	1.27	0.92	0.92	3.41	4,826	22
12-31-15	11.29	0.32	(1.01)	(0.69)	0.73	0.31	—	1.04	—	9.56	(7.22)	1.27	0.92	0.92	3.06	6,484	8
12-31-14	13.59	0.69•	(1.47)	(0.78)	0.47	1.05	—	1.52	—	11.29	(6.85)	1.26	0.91	0.91	5.53	6,675	13
Class I
06-30-19+	7.97	0.22•	0.76	0.98	0.37	0.28	—	0.65	—	8.30	12.50	0.78	0.43	0.43	5.19	135,942	2
12-31-18	9.94	0.36•	(1.62)	(1.26)	0.46	0.25	—	0.71	—	7.97	(13.89)	0.78	0.43	0.43	3.87	210,725	9
12-31-17	8.74	0.36•	1.51	1.87	0.36	0.31	—	0.67	—	9.94	22.24	0.77	0.42	0.42	3.88	272,317	4
12-31-16	9.65	0.34•	(0.46)	(0.12)	0.46	0.33	—	0.79	—	8.74	(1.17)	0.77	0.42	0.42	3.87	291,788	22
12-31-15	11.39	0.39•	(1.03)	(0.64)	0.79	0.31	—	1.10	—	9.65	(6.72)	0.77	0.42	0.42	3.61	334,645	8
12-31-14	13.68	0.81	(1.53)	(0.72)	0.52	1.05	—	1.57	—	11.39	(6.39)	0.76	0.41	0.41	6.45	412,428	13
Voya Hang Seng Index Portfolio
Class ADV
06-30-19+	13.09	0.19•	1.33	1.52	0.45	2.69	—	3.14	—	11.47	12.59	1.43	1.05	1.05	2.87	731	7
12-31-18	17.59	0.34•	(1.98)	(1.64)	0.74	2.12	—	2.86	—	13.09	(11.78)	1.42	1.07	1.07	2.18	692	6
12-31-17	12.73	0.40•	4.54	4.94	0.08	—	—	0.08	—	17.59	38.97	1.37	1.02	1.02	2.60	1,026	9
12-31-16	13.14	0.30•	0.00*	0.30	0.50	0.21	—	0.71	—	12.73	2.85	1.36	1.16	1.16	2.41	905	17
12-31-15	14.22	0.31•	(1.02)	(0.71)	0.37	—	—	0.37	—	13.14	(5.52)	1.37	1.19	1.19	2.09	1,192	7
12-31-14	14.10	0.35•	0.08	0.43	0.31	—	—	0.31	—	14.22	3.23	1.37	1.25	1.25	2.47	1,647	11
Class I
06-30-19+	13.16	0.22•	1.34	1.56	0.53	2.69	—	3.22	—	11.50	12.92	0.93	0.55	0.55	3.35	24,752	7
12-31-18	17.68	0.40•	(1.96)	(1.56)	0.84	2.12	—	2.96	—	13.16	(11.34)	0.92	0.57	0.57	2.54	19,296	6
12-31-17	12.81	0.41•	4.62	5.03	0.16	—	—	0.16	—	17.68	39.61	0.87	0.52	0.52	2.76	41,871	9
12-31-16	13.25	0.38•	(0.02)	0.36	0.59	0.21	—	0.80	—	12.81	3.35	0.86	0.66	0.66	2.98	68,223	17
12-31-15	14.34	0.40•	(1.02)	(0.62)	0.47	—	—	0.47	—	13.25	(5.00)	0.87	0.69	0.69	2.65	40,319	7
12-31-14	14.22	0.42•	0.07	0.49	0.37	—	—	0.37	—	14.34	3.69	0.87	0.75	0.75	2.96	73,751	11
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Hang Seng Index Portfolio (continued)
Class S
06-30-19+	13.14	0.21•	1.32	1.53	0.49	2.69	—	3.18	—	11.49	12.66	1.18	0.80	0.80	3.12	23,393	7
12-31-18	17.65	0.39•	(1.99)	(1.60)	0.79	2.12	—	2.91	—	13.14	(11.53)	1.17	0.82	0.82	2.52	22,515	6
12-31-17	12.78	0.45•	4.55	5.00	0.13	—	—	0.13	—	17.65	39.33	1.12	0.77	0.77	2.90	30,686	9
12-31-16	13.21	0.33•	0.00*	0.33	0.55	0.21	—	0.76	—	12.78	3.07	1.11	0.91	0.91	2.62	25,423	17
12-31-15	14.30	0.35•	(1.01)	(0.66)	0.43	—	—	0.43	—	13.21	(5.23)	1.12	0.94	0.94	2.40	30,748	7
12-31-14	14.17	0.36•	0.10	0.46	0.33	—	—	0.33	—	14.30	3.41	1.12	1.00	1.00	2.57	34,800	11
Voya International Index Portfolio
Class ADV
06-30-19+	8.83	0.17•	1.03	1.20	0.25	—	—	0.25	—	9.78	13.77	1.05	0.95	0.95	3.58	552,017	6
12-31-18	10.51	0.21•	(1.66)	(1.45)	0.23	—	—	0.23	—	8.83	(14.11)	1.04	0.94	0.94	2.11	524,307	3
12-31-17	8.63	0.19•	1.88	2.07	0.19	—	—	0.19	—	10.51	24.19	1.03	0.94	0.94	2.00	692,747	4
12-31-16	8.83	0.20•	(0.18)	0.02	0.22	—	—	0.22	—	8.63	0.37	1.05	0.97	0.97	2.30	692,197	3
12-31-15	9.19	0.19•	(0.30)	(0.11)	0.25	—	—	0.25	—	8.83	(1.43)(a)	1.06	0.97	0.97	2.03	803,990	2
12-31-14	9.89	0.24•	(0.86)	(0.62)	0.08	—	—	0.08	—	9.19	(6.34)	1.04	0.97	0.97	2.47	917,139	6
Class I
06-30-19+	9.02	0.18•	1.07	1.25	0.31	—	—	0.31	—	9.96	14.00	0.55	0.46	0.46	3.67	109,925	6
12-31-18	10.74	0.26•	(1.69)	(1.43)	0.29	—	—	0.29	—	9.02	(13.73)	0.54	0.45	0.45	2.58	299,378	3
12-31-17	8.81	0.26•	1.91	2.17	0.24	—	—	0.24	—	10.74	24.88	0.53	0.45	0.45	2.65	319,369	4
12-31-16	9.02	0.24•	(0.17)	0.07	0.28	—	—	0.28	—	8.81	0.83	0.55	0.48	0.48	2.72	557,788	3
12-31-15	9.37	0.24•	(0.29)	(0.05)	0.30	—	—	0.30	—	9.02	(0.88)(a)	0.56	0.48	0.48	2.51	473,681	2
12-31-14	10.04	0.32•	(0.91)	(0.59)	0.08	—	—	0.08	—	9.37	(5.94)	0.54	0.48	0.48	3.19	535,838	6
Class P2
06-30-19+	9.07	0.22•	1.04	1.26	0.31	—	—	0.31	—	10.02	14.04	0.55	0.16	0.16	4.42	869,446	6
12-31-18	10.76	0.29•	(1.69)	(1.40)	0.29	—	—	0.29	—	9.07	(13.42)	0.54	0.15	0.15	2.84	708,457	3
05-03-17(5) - 12-31-17	9.79	0.16•	1.05	1.21	0.24	—	—	0.24	—	10.76	12.59	0.53	0.15	0.15	2.42	589,019	4
Class S
06-30-19+	8.96	0.18•	1.04	1.22	0.28	—	—	0.28	—	9.90	13.80	0.80	0.71	0.71	3.83	75,279	6
12-31-18	10.66	0.24	(1.68)	(1.44)	0.26	—	—	0.26	—	8.96	(13.86)	0.79	0.70	0.70	2.33	68,720	3
12-31-17	8.75	0.22•	1.90	2.12	0.21	—	—	0.21	—	10.66	24.51	0.78	0.70	0.70	2.23	81,188	4
12-31-16	8.96	0.22•	(0.18)	0.04	0.25	—	—	0.25	—	8.75	0.55	0.80	0.73	0.73	2.55	73,054	3
12-31-15	9.30	0.21•	(0.28)	(0.07)	0.27	—	—	0.27	—	8.96	(1.07)(a)	0.81	0.73	0.73	2.25	86,837	2
12-31-14	9.97	0.32•	(0.93)	(0.61)	0.06	—	—	0.06	—	9.30	(6.18)	0.79	0.73	0.73	3.18	92,340	6
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio (continued)
Class S2
06-30-19+	8.94	0.18•	1.03	1.21	0.27	—	—	0.27	—	9.88	13.69	0.95	0.86	0.86	3.70	1,485	6
12-31-18	10.65	0.22•	(1.68)	(1.46)	0.25	—	—	0.25	—	8.94	(14.07)	0.94	0.85	0.85	2.19	1,289	3
12-31-17	8.71	0.20•	1.91	2.11	0.17	—	—	0.17	—	10.65	24.44	0.93	0.85	0.85	2.03	1,292	4
12-31-16	8.94	0.21•	(0.19)	0.02	0.25	—	—	0.25	—	8.71	0.37	0.98	0.88	0.88	2.50	1,424	3
12-31-15	9.26	0.19•	(0.28)	(0.09)	0.23	—	—	0.23	—	8.94	(1.25)(a)	1.06	0.88	0.88	1.99	1,498	2
12-31-14	9.93	0.29•	(0.91)	(0.62)	0.05	—	—	0.05	—	9.26	(6.29)	1.04	0.88	0.88	2.93	2,152	6
Voya Japan TOPIX Index® Portfolio
Class ADV
06-30-19+	9.72	0.07•	0.57	0.64	0.18	0.84	—	1.02	—	9.34	6.91	1.30	0.95	0.95	1.42	7,148	2
12-31-18	12.57	0.12•	(1.78)	(1.66)	0.23	0.96	—	1.19	—	9.72	(14.83)	1.29	0.94	0.94	1.04	7,450	5
12-31-17	10.43	0.11•	2.47	2.58	0.16	0.28	—	0.44	—	12.57	25.41	1.28	0.93	0.93	0.95	11,532	8
12-31-16	10.70	0.11•	0.16	0.27	0.09	0.45	—	0.54	—	10.43	2.92	1.28	0.93	0.93	1.04	10,944	1
12-31-15	9.87	0.07•	0.97	1.04	0.09	0.12	—	0.21	—	10.70	10.50	1.26	0.91	0.91	0.69	23,399	16
12-31-14	11.40	0.08•	(0.71)	(0.63)	0.11	0.79	—	0.90	—	9.87	(5.42)	1.25	0.90	0.90	0.80	10,613	6
Class I
06-30-19+	9.84	0.10•	0.58	0.68	0.25	0.84	—	1.09	—	9.43	7.27	0.80	0.45	0.45	1.94	148,907	2
12-31-18	12.71	0.18•	(1.79)	(1.61)	0.30	0.96	—	1.26	—	9.84	(14.37)	0.79	0.44	0.44	1.56	216,572	5
12-31-17	10.57	0.17•	2.49	2.66	0.24	0.28	—	0.52	—	12.71	25.93	0.78	0.43	0.43	1.45	291,626	8
12-31-16	10.84	0.17•	0.16	0.33	0.15	0.45	—	0.60	—	10.57	3.58	0.78	0.43	0.43	1.63	281,621	1
12-31-15	9.98	0.14	0.96	1.10	0.12	0.12	—	0.24	—	10.84	11.01	0.76	0.41	0.41	1.25	363,002	16
12-31-14	11.52	0.14	(0.73)	(0.59)	0.16	0.79	—	0.95	—	9.98	(4.98)	0.75	0.40	0.40	1.38	351,513	6
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-19+	33.18	0.10•	6.31	6.41	0.20	1.75	—	1.95	—	37.64	19.62	1.04	0.93	0.93	0.54	5	14
12-31-18	35.05	0.17	(0.57)	(0.40)	0.23	1.24	—	1.47	—	33.18	(1.44)	1.03	0.93	0.93	0.49	4	9
12-31-17	27.04	0.20	8.04	8.24	0.23	—	—	0.23	—	35.05	30.60	1.03	0.93	0.93	0.64	4	14
12-31-16	25.76	0.24	1.32	1.56	0.28	—	—	0.28	—	27.04	6.13	1.03	0.93	0.93	0.92	3	19
07-13-15(5) - 12-31-15	25.51	0.10•	0.15	0.25	—	—	—	—	—	25.76	0.98	1.03	0.93	0.93	0.86	3	19
Class I
06-30-19+	33.49	0.19•	6.36	6.55	0.38	1.75	—	2.13	—	37.91	19.87	0.54	0.43	0.43	1.04	377,742	14
12-31-18	35.35	0.37•	(0.60)	(0.23)	0.39	1.24	—	1.63	—	33.49	(0.97)	0.53	0.43	0.43	1.00	329,022	9
12-31-17	27.24	0.36•	8.10	8.46	0.35	—	—	0.35	—	35.35	31.26	0.53	0.43	0.43	1.15	354,275	14
12-31-16	25.90	0.37	1.31	1.68	0.34	—	—	0.34	—	27.24	6.57	0.53	0.43	0.43	1.34	284,194	19
12-31-15	24.35	0.35	1.49	1.84	0.29	—	—	0.29	—	25.90	7.60	0.53	0.43	0.43	1.34	283,736	19
12-31-14	21.82	0.31	2.51	2.82	0.29	—	—	0.29	—	24.35	13.10	0.58	0.48	0.48	1.29	280,622	21
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Growth Index Portfolio (continued)
Class S
06-30-19+	33.29	0.15•	6.30	6.45	0.28	1.75	—	2.03	—	37.71	19.69	0.79	0.68	0.68	0.80	379,096	14
12-31-18	35.15	0.27•	(0.59)	(0.32)	0.30	1.24	—	1.54	—	33.29	(1.21)	0.78	0.68	0.68	0.75	321,604	9
12-31-17	27.10	0.28•	8.06	8.34	0.29	—	—	0.29	—	35.15	30.93	0.78	0.68	0.68	0.90	343,310	14
12-31-16	25.77	0.28	1.33	1.61	0.28	—	—	0.28	—	27.10	6.31	0.78	0.68	0.68	1.09	281,265	19
12-31-15	24.23	0.28	1.50	1.78	0.24	—	—	0.24	—	25.77	7.37	0.78	0.68	0.68	1.09	275,410	19
12-31-14	21.73	0.24•	2.50	2.74	0.24	—	—	0.24	—	24.23	12.76	0.83	0.73	0.73	1.05	261,517	21
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-19+	19.55	0.13•	3.23	3.36	0.30	0.70	—	1.00	—	21.91	17.42	0.89	0.86	0.86	1.21	66,485	4
12-31-18	20.60	0.24•	(1.03)	(0.79)	0.26	—	—	0.26	—	19.55	(3.92)	0.88	0.86	0.86	1.13	54,275	5
12-31-17	17.10	0.22•	3.51	3.73	0.23	—	—	0.23	—	20.60	21.96	0.88	0.87	0.87	1.17	43,874	6
12-31-16	15.71	0.22	1.40	1.62	0.23	—	—	0.23	—	17.10	10.45	0.88	0.87	0.87	1.37	34,466	5
12-31-15	15.66	0.20•	0.04	0.24	0.19	—	—	0.19	—	15.71	1.52	0.88	0.87	0.87	1.27	32,065	6
12-31-14	14.12	0.18	1.54	1.72	0.18	—	—	0.18	—	15.66	12.33	0.88	0.87	0.87	1.22	35,656	5
Class I
06-30-19+	19.94	0.19•	3.29	3.48	0.38	0.70	—	1.08	—	22.34	17.74	0.39	0.36	0.36	1.70	314,544	4
12-31-18	20.99	0.35•	(1.05)	(0.70)	0.35	—	—	0.35	—	19.94	(3.46)	0.38	0.36	0.36	1.62	260,309	5
12-31-17	17.41	0.32	3.57	3.89	0.31	—	—	0.31	—	20.99	22.57	0.38	0.37	0.37	1.68	272,429	6
12-31-16	16.00	0.31•	1.41	1.72	0.31	—	—	0.31	—	17.41	10.95	0.38	0.37	0.37	1.87	220,228	5
12-31-15	15.93	0.29	0.04	0.33	0.26	—	—	0.26	—	16.00	2.09	0.38	0.37	0.37	1.78	186,401	6
12-31-14	14.34	0.26	1.57	1.83	0.24	—	—	0.24	—	15.93	12.91	0.38	0.37	0.37	1.72	188,647	5
Class S
06-30-19+	19.80	0.16•	3.26	3.42	0.32	0.70	—	1.02	—	22.20	17.56	0.64	0.61	0.61	1.45	577,158	4
12-31-18	20.84	0.29•	(1.04)	(0.75)	0.29	—	—	0.29	—	19.80	(3.69)	0.63	0.61	0.61	1.37	516,424	5
12-31-17	17.29	0.27•	3.55	3.82	0.27	—	—	0.27	—	20.84	22.27	0.63	0.62	0.62	1.43	589,672	6
12-31-16	15.88	0.28	1.40	1.68	0.27	—	—	0.27	—	17.29	10.74	0.63	0.62	0.62	1.63	578,600	5
12-31-15	15.82	0.24•	0.05	0.29	0.23	—	—	0.23	—	15.88	1.79	0.63	0.62	0.62	1.53	566,225	6
12-31-14	14.25	0.22	1.55	1.77	0.20	—	—	0.20	—	15.82	12.59	0.63	0.62	0.62	1.47	620,477	5
Class S2
06-30-19+	20.35	0.14•	3.37	3.51	0.28	0.70	—	0.98	—	22.88	17.50	0.79	0.76	0.76	1.30	920	4
12-31-18	21.38	0.27•	(1.07)	(0.80)	0.23	—	—	0.23	—	20.35	(3.81)	0.78	0.76	0.76	1.22	779	5
12-31-17	17.74	0.25•	3.64	3.89	0.25	—	—	0.25	—	21.38	22.08	0.78	0.77	0.77	1.27	1,264	6
12-31-16	16.05	0.25•	1.44	1.69	—	—	—	—	—	17.74	10.53	0.81	0.77	0.77	1.48	1,230	5
12-31-15	15.99	0.22•	0.04	0.26	0.20	—	—	0.20	—	16.05	1.64	0.88	0.77	0.77	1.37	1,290	6
12-31-14	14.41	0.20•	1.58	1.78	0.20	—	—	0.20	—	15.99	12.48	0.88	0.77	0.77	1.33	4,700	5
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-19+	20.34	0.20•	2.78	2.98	0.45	0.87	—	1.32	—	22.00	14.90	1.02	0.92	0.92	1.82	4	17
12-31-18	23.13	0.38	(1.96)	(1.58)	0.44	0.77	—	1.21	—	20.34	(7.18)	1.01	0.91	0.91	1.73	4	14
12-31-17	20.81	0.35•	2.33	2.68	0.36	—	—	0.36	—	23.13	13.05	0.99	0.89	0.89	1.62	4	13
12-31-16	18.64	0.36•	2.37	2.73	0.27	0.29	—	0.56	—	20.81	15.10	0.99	0.89	0.89	1.91	3	16
07-13-15(5) - 12-31-15	19.40	0.16•	(0.92)	(0.76)	—	—	—	—	—	18.64	(3.92)	1.02	0.92	0.92	1.84	3	23
Class I
06-30-19+	20.57	0.26•	2.81	3.07	0.57	0.87	—	1.44	—	22.20	15.23	0.52	0.42	0.42	2.33	92,996	17
12-31-18	23.34	0.50•	(1.97)	(1.47)	0.53	0.77	—	1.30	—	20.57	(6.62)	0.51	0.41	0.41	2.24	85,885	14
12-31-17	21.01	0.47	2.31	2.78	0.45	—	—	0.45	—	23.34	13.46	0.49	0.39	0.39	2.12	105,552	13
12-31-16	18.77	0.49	2.36	2.85	0.32	0.29	—	0.61	—	21.01	15.64	0.49	0.39	0.39	2.38	97,341	16
12-31-15	20.03	0.41•	(1.08)	(0.67)	0.33	0.26	—	0.59	—	18.77	(3.50)	0.52	0.42	0.42	2.18	93,398	23
12-31-14	18.37	0.36•	1.87	2.23	0.29	0.28	—	0.57	—	20.03	12.42	0.58	0.48	0.48	1.89	51,205	12
Class S
06-30-19+	20.42	0.23•	2.79	3.02	0.51	0.87	—	1.38	—	22.06	15.08	0.77	0.67	0.67	2.08	289,692	17
12-31-18	23.17	0.45•	(1.96)	(1.51)	0.47	0.77	—	1.24	—	20.42	(6.85)	0.76	0.66	0.66	1.99	265,120	14
12-31-17	20.86	0.41•	2.30	2.71	0.40	—	—	0.40	—	23.17	13.19	0.74	0.64	0.64	1.88	320,793	13
12-31-16	18.66	0.42	2.35	2.77	0.28	0.29	—	0.57	—	20.86	15.30	0.74	0.64	0.64	2.12	338,968	16
12-31-15	19.93	0.37•	(1.10)	(0.73)	0.28	0.26	—	0.54	—	18.66	(3.77)	0.77	0.67	0.67	1.94	314,071	23
12-31-14	18.28	0.31•	1.88	2.19	0.26	0.28	—	0.54	—	19.93	12.22	0.83	0.73	0.73	1.64	156,482	12
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-19+	29.71	0.09•	7.36	7.45	0.29	3.31	—	3.60	—	33.56	25.82	0.55	0.40	0.40	0.52	23,069	25
12-31-18	35.21	0.27•	(1.68)	(1.41)	0.23	3.86	—	4.09	—	29.71	(5.14)	0.53	0.40	0.40	0.78	15,151	31
12-31-17	28.51	0.21•	6.78	6.99	0.29	—	—	0.29	—	35.21	24.67	0.55	0.43	0.43	0.67	17,724	26
12-31-16	26.89	0.23•	1.66	1.89	0.27	—	—	0.27	—	28.51	7.11	0.56	0.43	0.43	0.86	9,834	27
12-31-15	27.28	0.20•	(0.35)	(0.15)	0.24	—	—	0.24	—	26.89	(0.59)	0.55	0.45	0.45	0.72	67,930	31
12-31-14	24.60	0.22•	2.57	2.79	0.11	—	—	0.11	—	27.28	11.41	0.58	0.48	0.48	0.85	111,456	35
Class S
06-30-19+	29.62	0.04•	7.34	7.38	0.19	3.31	—	3.50	—	33.50	25.66	0.80	0.65	0.65	0.26	277,360	25
12-31-18	35.11	0.19	(1.68)	(1.49)	0.14	3.86	—	4.00	—	29.62	(5.36)	0.78	0.65	0.65	0.53	244,214	31
12-31-17	28.43	0.13•	6.76	6.89	0.21	—	—	0.21	—	35.11	24.36	0.80	0.68	0.68	0.42	284,959	26
12-31-16	26.81	0.18	1.63	1.81	0.19	—	—	0.19	—	28.43	6.81	0.81	0.68	0.68	0.61	284,539	27
12-31-15	27.19	0.13	(0.33)	(0.20)	0.18	—	—	0.18	—	26.81	(0.79)	0.80	0.70	0.70	0.47	295,781	31
12-31-14	24.53	0.14•	2.58	2.72	0.06	—	—	0.06	—	27.19	11.09	0.83	0.73	0.73	0.53	313,923	35
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Growth Index Portfolio (continued)
Class S2
06-30-19+	29.55	0.02•	7.33	7.35	0.15	3.31	—	3.46	—	33.44	25.60	0.95	0.80	0.80	0.12	1,800	25
12-31-18	35.05	0.14	(1.68)	(1.54)	0.10	3.86	—	3.96	—	29.55	(5.54)	0.93	0.80	0.80	0.39	1,462	31
12-31-17	28.39	0.08•	6.76	6.84	0.18	—	—	0.18	—	35.05	24.19	0.95	0.83	0.83	0.27	1,726	26
12-31-16	26.74	0.12	1.65	1.77	0.12	—	—	0.12	—	28.39	6.65	0.99	0.83	0.83	0.46	1,475	27
12-31-15	27.12	0.08•	(0.33)	(0.25)	0.13	—	—	0.13	—	26.74	(0.96)	1.05	0.85	0.85	0.30	1,366	31
12-31-14	24.46	0.11	2.57	2.68	0.02	—	—	0.02	—	27.12	10.98	1.08	0.88	0.88	0.39	2,211	35
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-19+	12.51	0.05•	2.41	2.46	0.16	2.60	—	2.76	—	12.21	20.69	0.95	0.90	0.90	0.77	178,833	6
12-31-18	15.79	0.12	(1.45)	(1.33)	0.15	1.80	—	1.95	—	12.51	(9.80)(b)	0.95	0.91	0.91	0.81(c)	152,323	11
12-31-17	14.63	0.12	2.29	2.41	0.17	1.08	—	1.25	—	15.79	17.39	0.94	0.93	0.93	0.81	181,784	9
12-31-16	14.97	0.12•	1.59	1.71	0.14	1.91	—	2.05	—	14.63	12.86	0.94	0.93	0.93	0.87	158,645	20
12-31-15	16.92	0.11•	(0.57)	(0.46)	0.15	1.34	—	1.49	—	14.97	(3.33)	0.93	0.93	0.93	0.71	139,302	11
12-31-14	15.70	0.11•	1.75	1.86	0.12	0.52	—	0.64	—	16.92	12.22	0.93	0.93	0.93	0.70	129,172	9
Class I
06-30-19+	12.96	0.09•	2.50	2.59	0.23	2.60	—	2.83	—	12.72	21.07	0.45	0.40	0.40	1.26	728,755	6
12-31-18	16.28	0.20•	(1.49)	(1.29)	0.23	1.80	—	2.03	—	12.96	(9.31)(b)	0.45	0.41	0.41	1.28(c)	765,511	11
12-31-17	15.04	0.20•	2.36	2.56	0.24	1.08	—	1.32	—	16.28	17.97	0.44	0.43	0.43	1.28	1,191,269	9
12-31-16	15.34	0.22	1.60	1.82	0.21	1.91	—	2.12	—	15.04	13.40	0.44	0.43	0.43	1.38	1,432,810	20
12-31-15	17.28	0.19•	(0.57)	(0.38)	0.22	1.34	—	1.56	—	15.34	(2.82)	0.43	0.43	0.43	1.18	1,434,791	11
12-31-14	16.01	0.19•	1.78	1.97	0.18	0.52	—	0.70	—	17.28	12.70	0.43	0.43	0.43	1.17	1,794,154	9
Class P2
06-30-19+	13.01	0.10•	2.52	2.62	0.23	2.60	—	2.83	—	12.80	21.22	0.45	0.15	0.15	1.46	159,786	6
12-31-18	16.31	0.24•	(1.51)	(1.27)	0.23	1.80	—	2.03	—	13.01	(9.15)(b)	0.45	0.16	0.16	1.55(c)	180,790	11
05-03-17(5) - 12-31-17	15.87	0.17•	1.59	1.76	0.24	1.08	—	1.32	—	16.31	12.01	0.44	0.15	0.15	1.68	228,215	9
Class S
06-30-19+	12.79	0.07•	2.47	2.54	0.19	2.60	—	2.79	—	12.54	20.94	0.70	0.65	0.65	1.02	280,936	6
12-31-18	16.09	0.16•	(1.48)	(1.32)	0.18	1.80	—	1.98	—	12.79	(9.57)(b)	0.70	0.66	0.66	1.06(c)	250,242	11
12-31-17	14.88	0.16•	2.33	2.49	0.20	1.08	—	1.28	—	16.09	17.67	0.69	0.68	0.68	1.05	321,478	9
12-31-16	15.19	0.16•	1.61	1.77	0.17	1.91	—	2.08	—	14.88	13.12	0.69	0.68	0.68	1.12	364,384	20
12-31-15	17.13	0.15	(0.57)	(0.42)	0.18	1.34	—	1.52	—	15.19	(3.06)	0.68	0.68	0.68	0.93	323,348	11
12-31-14	15.88	0.14	1.77	1.91	0.14	0.52	—	0.66	—	17.13	12.44	0.68	0.68	0.68	0.93	365,134	9
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class S2
06-30-19+	12.60	0.06•	2.44	2.50	0.17	2.60	—	2.77	—	12.33	20.91	0.85	0.80	0.80	0.87	14,297	6
12-31-18	15.89	0.13•	(1.46)	(1.33)	0.16	1.80	—	1.96	—	12.60	(9.75)(b)	0.85	0.81	0.81	0.91(c)	12,327	11
12-31-17	14.71	0.15	2.28	2.43	0.17	1.08	—	1.25	—	15.89	17.47	0.84	0.83	0.83	0.91	16,303	9
12-31-16	15.03	0.14•	1.59	1.73	0.14	1.91	—	2.05	—	14.71	12.99	0.87	0.83	0.83	0.96	16,466	20
12-31-15	16.97	0.13	(0.57)	(0.44)	0.16	1.34	—	1.50	—	15.03	(3.23)	0.93	0.83	0.83	0.80	18,493	11
12-31-14	15.74	0.14	1.74	1.88	0.13	0.52	—	0.65	—	16.97	12.30	0.93	0.83	0.83	0.78	18,708	9
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-19+	12.53	0.04•	1.98	2.02	0.09	1.60	—	1.69	—	12.86	16.49	0.98	0.95	0.95	0.52	110,410	8
12-31-18	15.15	0.06	(1.67)	(1.61)	0.10	0.91	—	1.01	—	12.53	(11.68)(d)	0.96	0.96	0.96	0.41(e)	97,210	17
12-31-17	14.48	0.08•	1.78	1.86	0.11	1.08	—	1.19	—	15.15	13.65	0.96	0.95	0.95	0.53	110,992	18
12-31-16	13.88	0.09•	2.34	2.43	0.13	1.70	—	1.83	—	14.48	20.56	0.96	0.95	0.95	0.68	98,458	11
12-31-15	16.12	0.09•	(0.79)	(0.70)	0.11	1.43	—	1.54	—	13.88	(5.03)	0.97	0.95	0.95	0.62	80,199	13
12-31-14	16.59	0.09•	0.55	0.64	0.11	1.00	—	1.11	—	16.12	4.38	0.96	0.95	0.95	0.56	74,405	12
Class I
06-30-19+	12.98	0.07•	2.07	2.14	0.17	1.60	—	1.77	—	13.35	16.84	0.48	0.45	0.45	1.02	386,774	8
12-31-18	15.66	0.14•	(1.74)	(1.60)	0.17	0.91	—	1.08	—	12.98	(11.27)(d)	0.46	0.46	0.46	0.90(e)	386,854	17
12-31-17	14.91	0.15•	1.85	2.00	0.17	1.08	—	1.25	—	15.66	14.27	0.46	0.45	0.45	1.03	463,391	18
12-31-16	14.25	0.17	2.39	2.56	0.20	1.70	—	1.90	—	14.91	21.11	0.46	0.45	0.45	1.17	412,050	11
12-31-15	16.50	0.17•	(0.81)	(0.64)	0.18	1.43	—	1.61	—	14.25	(4.55)	0.47	0.45	0.45	1.09	392,955	13
12-31-14	16.93	0.19	0.55	0.74	0.17	1.00	—	1.17	—	16.50	4.93	0.46	0.45	0.45	1.04	590,477	12
Class P2
06-30-19+	13.06	0.09•	2.08	2.17	0.17	1.60	—	1.77	—	13.46	16.96	0.48	0.15	0.15	1.33	100,166	8
12-31-18	15.70	0.19•	(1.75)	(1.56)	0.17	0.91	—	1.08	—	13.06	(10.98)(d)	0.46	0.16	0.16	1.18(e)	79,563	17
05-03-17(5) - 12-31-17	15.34	0.14•	1.47	1.61	0.17	1.08	—	1.25	—	15.70	11.34	0.46	0.15	0.15	1.38	125,069	18
Class S
06-30-19+	12.86	0.05•	2.04	2.09	0.12	1.60	—	1.72	—	13.23	16.64	0.73	0.70	0.70	0.76	196,857	8
12-31-18	15.51	0.10•	(1.71)	(1.61)	0.13	0.91	—	1.04	—	12.86	(11.43)(d)	0.71	0.71	0.71	0.65(e)	191,769	17
12-31-17	14.78	0.11•	1.83	1.94	0.13	1.08	—	1.21	—	15.51	13.97	0.71	0.70	0.70	0.76	242,692	18
12-31-16	14.13	0.13	2.38	2.51	0.16	1.70	—	1.86	—	14.78	20.81	0.71	0.70	0.70	0.92	277,690	11
12-31-15	16.37	0.13	(0.80)	(0.67)	0.14	1.43	—	1.57	—	14.13	(4.78)	0.72	0.70	0.70	0.85	259,171	13
12-31-14	16.81	0.13•	0.57	0.70	0.14	1.00	—	1.14	—	16.37	4.66	0.71	0.70	0.70	0.79	283,518	12
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class S2
06-30-19+	12.62	0.04•	2.01	2.05	0.11	1.60	—	1.71	—	12.96	16.59	0.88	0.85	0.85	0.62	7,967	8
12-31-18	15.24	0.09	(1.70)	(1.61)	0.10	0.91	—	1.01	—	12.62	(11.60)(d)	0.86	0.86	0.86	0.51(e)	6,975	17
12-31-17	14.55	0.09•	1.79	1.88	0.11	1.08	—	1.19	—	15.24	13.76	0.86	0.85	0.85	0.61	8,365	18
12-31-16	13.93	0.11	2.35	2.46	0.14	1.70	—	1.84	—	14.55	20.70	0.89	0.85	0.85	0.77	9,170	11
12-31-15	16.16	0.10	(0.79)	(0.69)	0.11	1.43	—	1.54	—	13.93	(4.94)	0.97	0.85	0.85	0.71	8,946	13
12-31-14	16.59	0.10•	0.57	0.67	0.10	1.00	—	1.10	—	16.16	4.55	0.96	0.85	0.85	0.63	9,627	12
Voya U.S. Bond Index Portfolio
Class ADV
06-30-19+	10.27	0.11•	0.47	0.58	0.10	—	—	0.10	—	10.75	5.63	0.88	0.88	0.88	2.08	27,057	113
12-31-18	10.55	0.20	(0.29)	(0.09)	0.19	—	—	0.19	—	10.27	(0.84)	0.91	0.90	0.90	1.93	27,118	234
12-31-17	10.49	0.18	0.10	0.28	0.19	0.03	—	0.22	—	10.55	2.68	0.91	0.90	0.90	1.67	31,475	155
12-31-16	10.48	0.17	0.03	0.20	0.17	0.02	—	0.19	—	10.49	1.87	0.91	0.90	0.90	1.57	32,600	203
12-31-15	10.73	0.15	(0.19)	(0.04)	0.19	0.02	—	0.21	—	10.48	(0.34)	0.91	0.90	0.90	1.49	25,747	213
12-31-14	10.35	0.14	0.40	0.54	0.16	—	—	0.16	—	10.73	5.22	0.91	0.91	0.91	1.31	18,505	209
Class I
06-30-19+	10.31	0.13•	0.47	0.60	0.12	—	—	0.12	—	10.79	5.87	0.38	0.38	0.38	2.58	1,872,106	113
12-31-18	10.59	0.25	(0.29)	(0.04)	0.24	—	—	0.24	—	10.31	(0.33)	0.41	0.40	0.40	2.44	2,146,798	234
12-31-17	10.53	0.24	0.10	0.34	0.25	0.03	—	0.28	—	10.59	3.19	0.41	0.40	0.40	2.17	2,424,885	155
12-31-16	10.52	0.23	0.02	0.25	0.22	0.02	—	0.24	—	10.53	2.33	0.41	0.40	0.40	2.07	3,069,317	203
12-31-15	10.76	0.22	(0.20)	0.02	0.24	0.02	—	0.26	—	10.52	0.23	0.41	0.40	0.40	1.98	3,390,992	213
12-31-14	10.38	0.19	0.40	0.59	0.21	—	—	0.21	—	10.76	5.71	0.41	0.41	0.41	1.80	3,613,513	209
Class P2
06-30-19+	10.31	0.15•	0.46	0.61	0.13	—	—	0.13	—	10.79	6.00	0.38	0.15	0.15	2.81	1,010,993	113
12-31-18	10.59	0.27	(0.28)	(0.01)	0.27	—	—	0.27	—	10.31	(0.08)	0.41	0.15	0.15	2.70	856,890	234
05-03-17(5) - 12-31-17	10.60	0.17•	0.03	0.20	0.18	0.03	—	0.21	—	10.59	1.89	0.41	0.15	0.15	2.34	731,605	155
Class S
06-30-19+	10.28	0.12•	0.47	0.59	0.11	—	—	0.11	—	10.76	5.75	0.63	0.63	0.63	2.33	175,771	113
12-31-18	10.56	0.23	(0.29)	(0.06)	0.22	—	—	0.22	—	10.28	(0.58)	0.66	0.65	0.65	2.18	170,552	234
12-31-17	10.50	0.21	0.10	0.31	0.22	0.03	—	0.25	—	10.56	2.94	0.66	0.65	0.65	1.92	190,071	155
12-31-16	10.49	0.20	0.03	0.23	0.20	0.02	—	0.22	—	10.50	2.10	0.66	0.65	0.65	1.82	237,455	203
12-31-15	10.73	0.18	(0.18)	0.00*	0.22	0.02	—	0.24	—	10.49	(0.01)	0.66	0.65	0.65	1.74	248,290	213
12-31-14	10.35	0.16	0.40	0.56	0.18	—	—	0.18	—	10.73	5.47	0.66	0.66	0.66	1.56	240,485	209
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class S2
06-30-19+	10.28	0.11•	0.47	0.58	0.10	—	—	0.10	—	10.76	5.68	0.78	0.78	0.78	2.18	1,412	113
12-31-18	10.56	0.21•	(0.29)	(0.08)	0.20	—	—	0.20	—	10.28	(0.73)	0.81	0.80	0.80	2.03	1,146	234
12-31-17	10.50	0.19	0.10	0.29	0.20	0.03	—	0.23	—	10.56	2.78	0.81	0.80	0.80	1.77	2,449	155
12-31-16	10.49	0.18	0.03	0.21	0.18	0.02	—	0.20	—	10.50	1.97	0.84	0.80	0.80	1.67	2,959	203
12-31-15	10.74	0.17	(0.20)	(0.03)	0.20	0.02	—	0.22	—	10.49	(0.26)	0.91	0.80	0.80	1.58	2,419	213
12-31-14	10.36	0.15	0.40	0.55	0.17	—	—	0.17	—	10.74	5.31	0.91	0.81	0.81	1.41	2,639	209

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for Voya International Index Portfolio would have been (1.48)%, (0.93)%, (1.17)% and (1.36)% for Classes ADV, I, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Russell™ Mid Cap Index Portfolio would have been (9.81)%, (9.32)%, (9.16)%, (9.58)% and (9.76)% for Classes ADV, I, P2, S and S2, respectively.

(c)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, Voya Russell™ Mid Cap Index Portfolio’s Net Investment Income Ratios would have been 0.80%, 1.27%, 1.54%, 1.05% and 0.90% for Class ADV, I, P2, S and S2, respectively.

(d)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, tota return for Voya Russell™ Small Cap Index Portfolio would have been (11.72)%, (11.31)%, (11.02)%, (11.47)% and (11.64)% for Classes ADV, I, P2, S and S2, respectively.

(e)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, Voya RusseII™ Small Cap Index Portfolio’s Net Investment Income Ratios would have been 0.40%, 0.90%, 1.18%, 0.65% and 0.50% for Classes ADV, I, P2, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Australia Index Portfolio (“Australia Index”), Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), Voya FTSE 100 Index® Portfolio (“FTSE 100 Index®”), Voya Hang Seng Index Portfolio (“Hang Seng Index”), Voya International Index Portfolio (“International Index”), Voya Japan TOPIX Index® Portfolio (“Japan TOPIX Index®”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified, except Australia Index and Hang Seng Index, which are non-diversified Portfolios of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class P2, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges.The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2019, the maximum amount of loss that Australia Index, Euro STOXX 50® Index, FTSE 100 Index®, Hang Seng and Japan TOPIX Index® would incur if the counterparties to its derivative transactions failed to perform would be $39,451, $17,924, $57,912, $2,000 and $52,051, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts were they to be unwound as of June 30, 2019. There was no collateral posted to any Portfolio as of June 30, 2019.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2019, Australia Index, Emerging Markets Index, FTSE 100 Index®, Hang Seng Index and Japan TOPIX Index® had a liability position of  $6,293, $19,874, $3,810, $287, and $2,438, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2019 the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2019 there was no collateral posted by any Portfolio for open OTC derivative instruments.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
For the period ended June 30, 2019, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the period ended June 30, 2019, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Australia Index	$1,527,029	$517,890
Emerging Markets Index	—	4,050,729
Euro STOXX 50® Index	4,621,622	1,404,656
FTSE 100 Index®	5,894,849	2,056,436
Hang Seng Index	2,275,423	359,661
International Index	—	52,268
Japan TOPIX Index®	6,778,265	3,229,426
Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts as of June 30, 2019. There we no open forward foreign currency contracts for International Index at June 30, 2019.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, with the exception of U.S. Bond

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration stategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended June 30, 2019, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below.
	Purchased	Sold
Australia Index	$1,562,976	$—
Emerging Markets Index	14,372,327	—
Euro STOXX 50® Index	3,755,446	—
FTSE 100 Index®	5,163,490	—
Hang Seng Index	710,321	—
International Index	66,002,173	—
Japan TOPIX Index®	4,709,193	—
Russell™ Large Cap Growth Index	8,946,610	—
Russell™ Large Cap Index	7,185,770	—
Russell™ Large Cap Value Index	3,665,163	—
Russell™ Mid Cap Growth Index	2,733,033	—
Russell™ Mid Cap Index	17,915,247	—
Russell™ Small Cap Index	10,934,488	—
U.S. Bond Index	1,910,484	854,115
Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2019.
J. Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2019, U.S. Bond Index had bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. U.S. Bond Index used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2019, U.S. Bond Index had an average notional amount of  $60,000,000 on credit default swaps to buy protection. There were no open credit default swaps at June 30, 2019.
K. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At June 30, 2019, there was no collateral pledged or received by U.S. Bond for open delayed-delivery or when-issued securities.
N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:
	Purchases	Sales
Australia Index	$995,572	$29,796,768
Emerging Markets Index	71,853,353	353,529,214
Euro STOXX 50® Index	1,777,814	171,836,848
FTSE 100 Index®	3,222,647	93,653,771
Hang Seng Index	4,773,477	3,139,922
International Index	95,024,207	252,206,511
Japan TOPIX Index®	5,053,328	81,729,727
Russell™ Large Cap Growth Index	101,074,359	116,139,179
Russell™ Large Cap Index	38,528,346	45,696,306
Russell™ Large Cap Value Index	62,471,294	77,270,529
Russell™ Mid Cap Growth Index	72,379,020	94,650,840
Russell™ Mid Cap Index	89,633,621	337,884,438
Russell™ Small Cap Index	62,904,642	125,757,575
U.S. Bond Index	46,983,666	206,490,162
U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$3,690,668,625	$3,914,539,200
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Australia Index(1)	0.70%
Emerging Markets Index(2)	0.65%
Euro STOXX 50® Index(1)	0.70%
FTSE 100 Index®(1)	0.70%
Hang Seng Index(3)	0.70% on the first $250 million; 0.60% on the next $250 million; and 0.55% thereafter
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; and 0.42% thereafter
Japan TOPIX Index®(1)	0.70%
Russell™ Large Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index(4)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index(5)	0.39% on the first $500 million; 0.37% on the next $500 million; 0.35% on the next $1 billion; 0.33% on the next $2 billion; 0.31% on the next $2 billion; and 0.29% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.35% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.27% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.35% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(4)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(5)
Prior to January 1, 2019, the managerment fee was 0.42% on the first $500 million; 0.40% on the next $500 million; 0.38% on the next $1 billion; 0.36% on the next $2 billion; 0.34% on the next $2 billion; and 0.32% thereafter.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan (the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this obligation requires approval by the Board.
Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc., affiliated investment companies or other related/affiliated party owned more than 5% of the following Portfolios:
Entity	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	26.27%
	Russell™ Large Cap Value Index	7.94
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	7.47
Voya Index Solution 2025 Portfolio	Emerging Markets Index	6.14
	International Index	8.65
	U.S. Bond Index	9.63
Voya Index Solution 2030 Portfolio	International Index	5.79
Voya Index Solution 2035 Portfolio	Emerging Markets Index	9.93
	International Index	11.66
Voya Index Solution 2040 Portfolio	International Index	5.19
Voya Index Solution 2045 Portfolio	Emerging Markets Index	7.99
	International Index	9.25
Voya Index Solution Income Portfolio	U.S. Bond Index	6.82
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	14.39
	Russell™ Large Cap Index	17.90
	Russell™ Large Cap Value Index	14.29
	Russell™ Mid Cap Index	16.53
	Russell™ Small Cap Index	14.91
Voya Insurance and Annuity Company	Euro STOXX 50® Index	7.53
	Hang Seng Index	46.27
	International Index	34.31
	Russell™ Large Cap Growth Index	33.78
	Russell™ Large Cap Index	44.87
	Russell™ Large Cap Value Index	57.15
	Russell™ Mid Cap Growth Index	81.10
	Russell™ Mid Cap Index	13.67
	Russell™ Small Cap Index	19.13
	U.S. Bond Index	5.37
Voya Retirement Conservative Portfolio	U.S. Bond Index	8.36
Voya Retirement Growth Portfolio	Australia Index	56.80
	Emerging Markets Index	27.98
	Euro STOXX 50® Index	53.16
	FTSE 100 Index®	56.55
	Hang Seng Index	26.88
	Japan TOPIX Index®	54.91
	Russell™ Mid Cap Index	15.51
	Russell™ Small Cap Index	16.49
	U.S. Bond Index	17.94
Voya Retirement Insurance and Annuity Company	International Index	6.28
	Russell™ Large Cap Growth Index	16.95
	Russell™ Large Cap Index	33.10
	Russell™ Large Cap Value Index	15.59
	Russell™ Mid Cap Growth Index	10.06
	Russell™ Mid Cap Index	29.36
	Russell™ Small Cap Index	26.22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Entity	Portfolio	Percentage
Voya Retirement Moderate Growth Portfolio	Australia Index	27.90
	Emerging Markets Index	16.05
	Euro STOXX 50® Index	24.45
	FTSE 100 Index®	26.01
	Hang Seng Index	18.50
	Japan TOPIX Index®	26.18
	Russell™ Mid Cap Index	6.68
	Russell™ Small Cap Index	6.84
	U.S. Bond Index	17.05
Voya Retirement Moderate Portfolio	Australia Index	12.70
	Emerging Markets Index	7.30
	Euro STOXX 50® Index	11.58
	FTSE 100 Index®	11.10
	Hang Seng Index	5.26
	Japan TOPIX Index®	11.58
	U.S. Bond Index	13.71
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Porfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — LICENSING FEES
The following Portfolios pay an annual licensing fee to the licensor listed below:
Portfolio	Licensor
Australia Index	Standard & Poor’s Financial Services LLC
Emerging Markets Index	MSCI Inc.
Euro STOXX 50® Index	STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc.
FTSE 100 Index®	FTSE International Limited
Hang Seng Index	Hang Seng Data Services Limited
International Index	MSCI Inc.
Japan TOPIX Index®	Tokyo Stock Exchange, Inc.
Russell™ Large Cap Growth Index, Russell™ Large Cap Index, Russell™ Large Cap Value Index, Russell™ Mid Cap Growth Index, Russell™ Mid Cap Index, and Russell™ Small Cap Index(1)	Frank Russell Company

(1)
Effective January 1, 2019, the Portfolios pay an annual licensing fee to Frank Russell Company.

NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class S	Class S2
Emerging Markets Index	N/A	N/A	0.15%	N/A	N/A
Hang Seng Index(1)	1.05%	0.55%	N/A	0.80%	N/A
International Index(2)	1.00%	0.50%	0.15%	0.75%	0.90%
Russell™ Large Cap Growth Index(3)	N/A	N/A	N/A	N/A	N/A
Russell™ Large Cap Index(4)	0.87%	0.37%	N/A	0.62%	0.77%
Russell™ Large Cap Value Index(3)	N/A	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(5)	N/A	0.43%	N/A	0.68%	0.83%
Russell™ Mid Cap Index(6)	0.93%	0.43%	0.15%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.15%	0.70%	0.85%
U.S. Bond Index(7)	0.88%	0.38%	0.15%	0.63%	0.78%

(1)
Prior to January 1, 2019, the expense limits for Hang Seng Index were 1.25%, 0.75%, and 1.00% for Class ADV, Class I, and Class S, respectively.

(2)
Pursuant to a side letter agreement through May 1, 2020, the Investment Adviser has further lowered the expense limits for International Index to 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, through May 1, 2020, the Investment Adviser has agreed to waive all or a portion of the management fee so that the expense limits are 0.93%, 0.43%, and 0.68% for Class ADV, Class I, and Class S, respectively. Any fees

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
(4)
Pursuant to a side letter agreement through May 1, 2020, the Investment Adviser has further lowered the expense limits for Russell™ Large Cap Index to 0.86%, 0.36%, 0.61% and 0.76% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(5)
Pursuant to a side letter agreement through May 1, 2020, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Growth Index to 0.40%, 0.65%, and 0.80% for Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(6)
Pursuant to a side letter agreement through May 1, 2020, the Investment Adviser has further lowered the expense limits for Russell™ Mid Cap Index to 0.90%, 0.40%, 0.65% and 0.80% for Class ADV, Class I, Class S and Class S2, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(7)
Prior to January 1, 2019, the expense limits for U.S Bond Index were 0.90%, 0.40%, 0.65%, and 0.80% for Class ADV, Class I, Class S, and Class S2, respectively.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2019, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2020	2021	2022	Total
Emerging Markets Index	$93,100	$851,593	$1,108,066	$2,052,759
Hang Seng Index	—	—	6,018	6,018
International Index	1,243,861	3,196,550	3,832,186	8,272,597
Russell™ Large Cap Index	77,409	38,067	—	115,476
Russell™ Mid Cap Growth Index	84,738	18,702	—	103,440
Russell™ Mid Cap Index	201,173	692,630	522,030	1,415,833
Russell™ Small Cap Index	125,666	421,340	405,789	952,795
U.S. Bond Index	452,678	1,993,707	2,194,193	4,640,578
The Expense Limitation Agreement is contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2019:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Australia Index	4	$1,246,777	3.40%
Emerging Markets Index	21	20,891,190	3.42
Euro STOXX 50® Index	5	1,467,600	3.40
FTSE 100 Index®	3	1,181,000	3.40
Hang Seng Index	1	968,000	3.40
International Index	12	27,511,667	3.43
Russell™ Mid Cap Growth Index	6	2,969,833	3.40
Russell™ Mid Cap Index	6	8,186,500	3.40
Russell™ Small Cap Index	4	1,430,750	3.40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Australia Index
Class I
6/30/2019	22,733	—	540,787	(3,539,228)	(2,975,708)	189,542	—	4,391,186	(30,439,236)	(25,858,508)
12/31/2018	2,726,773	—	626,056	(2,076,269)	1,276,560	23,193,104	—	5,446,682	(18,008,808)	10,630,978
Emerging Markets Index
Class I
6/30/2019	3,636,685	—	871,861	(24,028,033)	(19,519,487)	39,876,017	—	9,468,409	(279,917,653)	(230,573,227)
12/31/2018	21,202,313	—	857,095	(14,393,860)	7,665,548	256,905,722	—	10,859,398	(173,553,565)	94,211,555
Class P2
6/30/2019	5,219,138	—	513,593	(9,249,630)	(3,516,899)	59,456,272	—	5,628,982	(107,877,764)	(42,792,510)
12/31/2018	11,992,172	—	493,941	(4,181,031)	8,305,082	144,111,565	—	6,287,864	(48,989,497)	101,409,932
Class S
6/30/2019	—	—	—	—	—	—	—	—	—	—
12/31/2018	—	—	—	—	—	—	—	—	—	—
Euro STOXX 50® Index
Class ADV
6/30/2019	76,148	—	37,970	(350,480)	(236,362)	765,569	—	373,246	(3,532,662)	(2,393,847)
12/31/2018	104,972	—	85,861	(496,248)	(305,415)	1,160,533	—	965,077	(5,380,803)	(3,255,193)
Class I
6/30/2019	453,068	—	960,183	(17,162,158)	(15,748,907)	4,220,300	—	9,496,212	(179,494,714)	(165,778,202)
12/31/2018	8,156,605	—	1,395,413	(4,810,917)	4,741,101	87,121,828	—	15,782,116	(51,859,115)	51,044,829
FTSE 100 Index®
Class ADV
6/30/2019	11,363	—	40,163	(43,367)	8,159	98,508	—	323,315	(366,309)	55,514
12/31/2018	339,270	—	44,566	(375,772)	8,064	3,239,300	—	420,703	(3,485,174)	174,829
Class I
6/30/2019	765,325	—	1,980,195	(12,793,881)	(10,048,361)	6,130,388	—	16,059,383	(106,885,761)	(84,695,990)
12/31/2018	3,144,828	—	1,914,489	(6,021,913)	(962,596)	28,240,584	—	18,187,648	(56,421,177)	(9,992,945)
Hang Seng Index
Class ADV
6/30/2019	7	—	14,355	(3,490)	10,872	90	—	158,051	(45,619)	112,522
12/31/2018	1,277	—	9,588	(16,370)	(5,505)	17,726	—	148,035	(261,012)	(95,251)
Class I
6/30/2019	475,029	—	395,110	(183,489)	686,650	5,396,058	—	4,358,067	(2,428,059)	7,326,066
12/31/2018	302,179	—	409,720	(1,613,907)	(902,008)	4,428,235	—	6,342,477	(25,267,744)	(14,497,032)
Class S
6/30/2019	74,720	—	478,373	(231,980)	321,113	1,071,280	—	5,276,450	(2,959,942)	3,387,788
12/31/2018	132,316	—	312,482	(469,634)	(24,836)	2,133,169	—	4,834,095	(7,204,883)	(237,619)
International Index
Class ADV
6/30/2019	197,856	—	1,526,021	(4,632,851)	(2,908,974)	1,903,996	—	14,191,996	(44,353,447)	(28,257,455)
12/31/2018	1,740,355	—	1,392,887	(9,637,250)	(6,504,008)	16,370,888	—	14,583,530	(97,462,676)	(66,508,258)
Class I
6/30/2019	1,377,063	—	351,431	(23,872,084)	(22,143,590)	13,242,044	—	3,328,047	(240,413,472)	(223,843,381)
12/31/2018	8,787,563	—	905,126	(6,241,840)	3,450,849	92,265,367	—	9,657,691	(63,850,567)	38,072,491
Class P2
6/30/2019	13,026,759	—	2,649,001	(7,095,858)	8,579,902	126,587,646	—	25,244,979	(70,905,158)	80,927,467
12/31/2018	28,082,721	—	1,740,642	(6,415,232)	23,408,131	290,496,228	—	18,624,875	(66,046,799)	243,074,304
Class S
6/30/2019	334,211	—	223,755	(626,867)	(68,901)	3,243,870	—	2,107,770	(6,121,146)	(769,506)
12/31/2018	1,202,999	—	179,938	(1,322,539)	60,398	12,122,066	—	1,907,343	(13,714,210)	315,199
Class S2
6/30/2019	26,963	—	4,197	(25,134)	6,026	254,205	—	39,451	(240,704)	52,952
12/31/2018	34,159	—	3,173	(14,493)	22,839	353,120	—	33,601	(150,276)	236,445
Japan TOPIX Index®
Class ADV
6/30/2019	39,490	—	79,722	(120,279)	(1,067)	375,229	—	718,298	(1,169,996)	(76,469)
12/31/2018	97,486	—	85,117	(334,337)	(151,734)	1,214,722	—	995,866	(3,974,306)	(1,763,718)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Japan TOPIX Index® (continued)
Class I
6/30/2019	1,282,425	—	2,528,347	(10,014,724)	(6,203,952)	12,201,843	—	22,957,389	(95,513,194)	(60,353,962)
12/31/2018	2,263,564	—	2,252,823	(5,461,563)	(945,176)	24,909,116	—	26,605,844	(64,957,746)	(13,442,786)
Russell™ Large Cap Growth Index
Class ADV
6/30/2019	—	—	7	—	7	—	—	247	—	247
12/31/2018	—	—	5	—	5	—	—	178	—	178
Class I
6/30/2019	104,360	—	560,272	(524,583)	140,049	3,924,270	—	20,214,615	(19,558,775)	4,580,110
12/31/2018	491,110	—	442,746	(1,130,587)	(196,731)	18,263,316	—	15,890,149	(41,629,505)	(7,476,040)
Class S
6/30/2019	549,379	—	545,918	(705,430)	389,867	19,899,170	—	19,598,471	(26,134,379)	13,363,262
12/31/2018	1,277,925	—	412,785	(1,795,727)	(105,017)	47,126,415	—	14,748,818	(65,617,043)	(3,741,810)
Russell™ Large Cap Index
Class ADV
6/30/2019	373,749	—	137,049	(252,876)	257,922	8,067,815	—	2,864,310	(5,513,945)	5,418,180
12/31/2018	943,337	—	27,884	(324,760)	646,461	19,958,960	—	582,782	(6,879,519)	13,662,223
Class I
6/30/2019	1,308,409	—	691,673	(972,001)	1,028,081	28,604,150	—	14,732,643	(21,218,141)	22,118,652
12/31/2018	1,723,718	—	209,761	(1,861,063)	72,416	37,282,786	—	4,457,407	(40,380,195)	1,359,998
Class S
6/30/2019	754,596	—	1,226,015	(2,068,598)	(87,987)	15,889,085	—	25,966,997	(45,144,877)	(3,288,795)
12/31/2018	1,508,100	—	370,585	(4,094,834)	(2,216,149)	32,814,216	—	7,830,458	(87,562,577)	(46,917,903)
Class S2
6/30/2019	5,354	—	1,717	(5,144)	1,927	123,070	—	37,491	(120,881)	39,680
12/31/2018	5,037	—	451	(26,308)	(20,820)	111,124	—	9,816	(579,879)	(458,939)
Russell™ Large Cap Value Index
Class ADV
6/30/2019	—	—	11	—	11	—	—	227	—	227
12/31/2018	—	—	9	—	9	—	—	197	—	197
Class I
6/30/2019	72,282	—	271,527	(329,338)	14,471	1,636,631	—	5,759,075	(7,308,467)	87,239
12/31/2018	118,489	—	255,986	(722,156)	(347,681)	2,637,261	—	5,593,289	(16,240,752)	(8,010,202)
Class S
6/30/2019	335,001	—	817,032	(1,002,485)	149,548	7,328,750	—	17,231,205	(22,175,614)	2,384,341
12/31/2018	480,342	—	749,400	(2,092,499)	(862,757)	10,786,511	—	16,284,468	(46,811,827)	(19,740,848)
Russell™ Mid Cap Growth Index
Class I
6/30/2019	196,610	—	70,337	(89,482)	177,465	6,869,224	—	2,224,743	(3,010,046)	6,083,921
12/31/2018	121,816	—	60,624	(175,882)	6,558	4,185,926	—	1,994,532	(5,955,042)	225,416
Class S
6/30/2019	160,953	—	844,776	(971,965)	33,764	5,464,059	—	26,678,024	(32,435,358)	(293,275)
12/31/2018	539,306	—	974,619	(1,384,685)	129,240	19,069,915	—	32,016,234	(47,283,943)	3,802,206
Class S2
6/30/2019	307	—	5,349	(1,288)	4,368	10,440	—	168,646	(44,734)	134,352
12/31/2018	1,065	—	5,593	(6,447)	211	35,182	—	183,519	(224,601)	(5,900)
Russell™ Mid Cap Index
Class ADV
6/30/2019	411,043	—	2,809,614	(760,392)	2,460,265	5,551,556	—	32,788,195	(10,401,488)	27,938,263
12/31/2018	779,016	—	1,555,514	(1,669,539)	664,991	11,199,992	—	21,932,754	(24,376,646)	8,756,100
Class I
6/30/2019	1,707,061	—	12,472,820	(15,960,184)	(1,780,303)	23,024,086	—	151,420,041	(216,089,674)	(41,645,547)
12/31/2018	6,622,936	—	9,578,686	(30,270,990)	(14,069,368)	96,763,845	—	139,465,666	(453,455,685)	(217,226,174)
Class P2
6/30/2019	2,111,456	—	2,305,611	(5,832,529)	(1,415,462)	29,831,396	—	28,174,560	(86,385,102)	(28,379,146)
12/31/2018	4,285,267	—	1,505,815	(5,891,046)	(99,964)	64,816,126	—	21,984,898	(94,167,590)	(7,366,566)
Class S
6/30/2019	515,415	—	4,326,837	(2,004,358)	2,837,894	7,330,813	—	51,792,239	(27,916,249)	31,206,803
12/31/2018	932,369	—	2,599,695	(3,942,071)	(410,007)	14,054,054	—	37,435,605	(59,671,623)	(8,181,964)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Mid Cap Index (continued)
Class S2
6/30/2019	60,757	—	229,404	(108,435)	181,726	839,051	—	2,700,082	(1,416,996)	2,122,137
12/31/2018	118,248	—	139,859	(305,982)	(47,875)	1,775,447	—	1,985,993	(4,534,571)	(773,131)
Russell™ Small Cap Index
Class ADV
6/30/2019	332,061	—	1,029,822	(535,227)	826,656	4,598,711	—	12,862,480	(7,390,862)	10,070,329
12/31/2018	886,338	—	485,189	(939,574)	431,953	13,090,242	—	7,219,605	(13,985,625)	6,324,222
Class I
6/30/2019	2,057,290	—	3,645,321	(6,521,366)	(818,755)	27,406,517	—	47,206,905	(92,150,336)	(17,536,914)
12/31/2018	4,397,081	—	1,980,667	(6,176,106)	201,642	64,112,367	—	30,423,046	(96,786,273)	(2,250,860)
Class P2
6/30/2019	1,180,630	—	839,042	(670,160)	1,349,512	16,631,295	—	10,957,888	(9,958,816)	17,630,367
12/31/2018	2,566,452	—	339,287	(4,781,693)	(1,875,954)	38,885,121	—	5,231,806	(75,728,565)	(31,611,638)
Class S
6/30/2019	219,370	—	1,823,220	(2,076,007)	(33,417)	3,092,666	—	23,410,138	(28,999,152)	(2,496,348)
12/31/2018	1,430,652	—	1,006,586	(3,168,463)	(731,225)	22,186,757	—	15,340,373	(49,114,086)	(11,586,956)
Class S2
6/30/2019	50,031	—	74,802	(62,631)	62,202	700,171	—	941,008	(857,796)	783,383
12/31/2018	140,417	—	33,246	(169,869)	3,794	2,125,376	—	497,689	(2,582,360)	40,705
U.S. Bond Index
Class ADV
6/30/2019	89,913	—	23,399	(236,706)	(123,394)	939,841	—	245,824	(2,469,100)	(1,283,435)
12/31/2018	330,810	—	52,488	(726,625)	(343,327)	3,372,833	—	537,178	(7,427,402)	(3,517,391)
Class I
6/30/2019	18,653,294	—	2,378,401	(55,774,011)	(34,742,316)	194,537,056	—	25,078,299	(591,602,023)	(371,986,668)
12/31/2018	41,765,342	—	5,368,379	(67,886,268)	(20,752,547)	430,295,891	—	55,157,325	(696,820,016)	(211,366,800)
Class P2
6/30/2019	26,167,296	—	1,177,943	(16,766,268)	10,578,971	274,130,420	—	12,432,397	(176,719,170)	109,843,647
12/31/2018	40,513,543	—	2,000,542	(28,486,261)	14,027,824	415,649,276	—	20,551,311	(292,384,489)	143,816,098
Class S
6/30/2019	1,006,984	—	170,489	(1,432,574)	(255,101)	10,484,503	—	1,793,259	(14,980,176)	(2,702,414)
12/31/2018	1,537,598	—	363,381	(3,310,995)	(1,410,016)	15,789,215	—	3,722,878	(33,960,354)	(14,448,261)
Class S2
6/30/2019	27,166	—	1,188	(8,618)	19,736	283,694	—	12,506	(90,075)	206,125
12/31/2018	41,186	—	4,657	(166,284)	(120,441)	424,534	—	47,700	(1,684,744)	(1,212,510)
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2019:
Australia Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$49,372	$(49,372)	$—
Barclays Capital Inc	145,446	(145,446)	—
BofA Securities Inc	68,871	(68,871)	—
Credit Suisse Securities (USA) LLC	188,763	(188,763)	—
Goldman Sachs & Co. LLC	16,433	(16,433)	—
HSBC Bank PLC	59,437	(59,437)	—
J.P. Morgan Securities LLC	16,775	(16,775)	—
JP Morgan Securities, Plc.	36,258	(36,258)	—
Macquarie Bank Limited	44,231	(44,231)	—
Morgan Stanley & Co. LLC	44,140	(44,140)	—
Scotia Capital (USA) Inc	23,748	(23,748)	—
UBS Securities LLC	10,434	(10,434)	—
Total	$703,908	$(703,908)	$—

(1)
Collateral with a fair value of  $750,318 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$252,477	$(252,477)	$—
BofA Securities Inc	50,313	(50,313)	—
Citigroup Global Markets Inc	226,859	(226,859)	—
Credit Suisse AG	73,102	(73,102)	—
Credit Suisse Securities (Europe) Limited	338,352	(338,352)	—
Credit Suisse Securities (USA) LLC	92,242	(92,242)	—
Deutsche Bank, AG	682,214	(682,214)	—
Goldman Sachs & Co. LLC	1,380,697	(1,380,697)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	1,900,947	(1,900,947)	—
J.P. Morgan Securities LLC	1,156,534	(1,156,534)	—
Jefferies LLC	241,473	(241,473)	—
JP Morgan Securities, Plc.	970,813	(970,813)	—
Macquarie Bank Limited	78,053	(78,053)	—
Morgan Stanley & Co. LLC	121,945	(121,945)	—
National Financial Services LLC	67,751	(67,751)	—
Natixis Securities America LLC	3,020	(3,020)	—
RBC Capital Markets, LLC	66,964	(66,964)	—
UBS AG	143,627	(143,627)	—
UBS Securities LLC	63,420	(63,420)	—
Wells Fargo Securities LLC	545,689	(545,689)	—
Total	$8,456,492	$(8,456,492)	$—

(1)
Collateral with a fair value of  $9,262,305 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Euro STOXX 50® Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$—	$—	$—
Cowen Excecution Services LLC	1,977,138	(1,977,138)	—
HSBC Bank PLC	189,306	(189,306)	—
Total	$2,166,444	$(2,166,444)	$—

(1)
Collateral with a fair value of  $3,476,720 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

FTSE 100 Index®
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$839,054	$(839,054)	$—
Scotia Capital (USA) Inc	240,669	(240,669)	—
Total	$1,079,723	$(1,079,723)	$—

(1)
Collateral with a fair value of  $1,133,029 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN AMRO Bank N.V.	$308,226	$(308,226)	$—
Barclays Bank PLC	3,498,576	(3,498,576)	—
Barclays Capital Inc	3,299,748	(3,299,748)	—
BofA Securities Inc	1,348,559	(1,348,559)	—
Citigroup Global Markets Inc	825,088	(825,088)	—
Citigroup Global Markets Limited	850,114	(850,114)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

International Index (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (Europe) Limited	691,853	(691,853)	—
Credit Suisse Securities (USA) LLC	397,907	(397,907)	—
Daiwa Capital Markets America Inc	1,800,536	(1,800,536)	—
Goldman Sachs International	1,327,718	(1,327,718)	—
Goldman Sachs & Co. LLC	7,171,809	(7,171,809)	—
HSBC Bank PLC	8,406,935	(8,406,935)	—
J.P. Morgan Securities LLC	292,587	(292,587)	—
Jefferies LLC	124,583	(124,583)	—
JP Morgan Securities, PLC.	1,910,644	(1,910,644)	—
Merrill Lynch International	700,090	(700,090)	—
Mizuho Securities USA LLC	3,517,401	(3,517,401)	—
Morgan Stanley & Co. LLC	1,852,785	(1,852,785)	—
National Financial Services LLC	142,363	(142,363)	—
Natixis	3,195,644	(3,195,644)	—
Nomura Securities International, Inc	330,223	(330,223)	—
UBS AG	122,745	(122,745)	—
Wells Fargo Securities LLC	564,929	(564,929)	—
Total	$42,681,063	$(42,681,063)	$—

(1)
Collateral with a fair value of  $48,676,505 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Japan TOPIX Index®
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$878,502	$(878,502)	$—
Barclays Capital Inc	2,602,710	(2,602,710)	—
Barclays Capital Securities Ltd.	254,885	(254,885)	—
BMO Capital Markets Corp	41,717	(41,717)	—
Citigroup Global Markets Inc.	194,211	(194,211)	—
Credit Suisse Securities (Europe) Limited	14,660	(14,660)	—
Credit Suisse Securities (USA) LLC	217,748	(217,748)	—
Daiwa Capital Markets America Inc	694,940	(694,940)	—
Deutsche Bank Securities Inc	36,242	(36,242)	—
Deutsche Bank, AG	20,793	(20,793)	—
Goldman Sachs & Co. LLC	78,275	(78,275)	—
HSBC Bank PLC	17,073	(17,073)	—
Macquarie Bank Limited	122,833	(122,833)	—
Merrill Lynch International	136,604	(136,604)	—
Mizuho Securities USA LLC	37,841	(37,841)	—
Morgan Stanley & Co. LLC	1,767,757	(1,767,757)	—
Nomura International PLC	17,722	(17,722)	—
Nomura Securities International, Inc	74,842	(74,842)	—
UBS AG	29,614	(29,614)	—
Total	$7,238,969	$(7,238,969)	$—

(1)
Collateral with a fair value of  $7,668,659 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc	$725,344	$(725,344)	$—
Wells Fargo Securities LLC	1,434,644	(1,434,644)	—
Total	$2,159,988	$(2,159,988)	$—

(1)
Collateral with a fair value of  $2,208,876 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$190,083	$(190,083)	$—
Wells Fargo Securities LLC	1,276,650	(1,276,650)	—
Total	$1,466,733	$(1,466,733)	$—

(1)
Collateral with a fair value of  $1,499,928 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$651,350	$(651,350)	$—
Barclays Capital Inc	783,925	(783,925)	—
BNP Paribas Prime Brokerage Intl Ltd	13,841	(13,841)	—
Cantor Fitzgerald & Co	10,798	(10,798)	—
CIBC World Markets Corporation	221,766	(221,766)	—
Credit Suisse AG	47,579	(47,579)	—
Goldman Sachs & Co. LLC	105,965	(105,965)	—
HSBC Bank PLC	110,189	(110,189)	—
J.P. Morgan Securities LLC	8,647	(8,647)	—
Jefferies LLC	17,087	(17,087)	—
Morgan Stanley & Co. LLC	705,559	(705,559)	—
National Financial Services LLC	445,496	(445,496)	—
Natixis Securities America LLC	5,481	(5,481)	—
Scotia Capital (USA) Inc	191,577	(191,577)	—
TD PRIME SERVICES LLC	213,047	(213,047)	—
UBS AG	1,266	(1,266)	—
Wells Fargo Securities LLC	390,053	(390,053)	—
Total	$3,923,626	$(3,923,626)	$—

(1)
Collateral with a fair value of  $4,027,906 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$3,379,863	$(3,379,863)	$—
Barclays Capital Inc	34,208	(34,208)	—
BMO Capital Markets Corp	9,179,058	(9,179,058)	—
BNP Paribas Prime Brokerage Intl Ltd	9,982,217	(9,982,217)	—
BNP Paribas Securities Corp	471,974	(471,974)	—
BofA Securities Inc	3,064,217	(3,064,217)	—
Citadel Clearing LLC	11,986,395	(11,986,395)	—
Citadel Securities LLC	694,468	(694,468)	—
Citigroup Global Markets Inc	12,159,070	(12,159,070)	—
Cowen Excecution Services LLC	363,215	(363,215)	—
Deutsche Bank Securities Inc	1,740,312	(1,740,312)	—
Goldman Sachs & Co. LLC	14,353,273	(14,353,273)	—
J.P. Morgan Securities LLC	13,719,152	(13,719,152)	—
Janney Montgomery Scott LLC	139,034	(139,034)	—
Mirae Asset Securities (USA) Inc	371,718	(371,718)	—
Morgan Stanley & Co. LLC	7,597,402	(7,597,402)	—
MUFG Securities Americas Inc	79,017	(79,017)	—
National Financial Services LLC	17,799,762	(17,799,762)	—
Natixis Securities America LLC	88,811	(88,811)	—
Nomura Securities International, Inc	404,623	(404,623)	—
Scotia Capital (USA) INC	3,885,020	(3,885,020)	—
TD Prime Services LLC	532,433	(532,433)	—
UBS AG	253,551	(253,551)	—
Wells Fargo Bank NA	10,053,854	(10,053,854)	—
Wells Fargo Securities LLC	9,526,539	(9,526,539)	—
Total	$131,859,186	$(131,859,186)	$—

(1)
Collateral with a fair value of  $135,353,576 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc	$3,956,025	$(3,956,025)	$—
BMO Capital Markets Corp	2,108,588	(2,108,588)	—
BNP Paribas Prime Brokerage Intl Ltd	14,940,004	(14,940,004)	—
BNP Paribas Securities Corp	26,554	(26,554)	—
BofA Securities Inc	7,288,683	(7,288,683)	—
Cantor Fitzgerald & Co	15,358	(15,358)	—
CIBC World Markets Corporation	659,968	(659,968)	—
Citadel Clearing LLC	5,667,103	(5,667,103)	—
Citadel Securities LLC	284,251	(284,251)	—
Citigroup Global Markets Inc	30,779,033	(30,779,033)	—
Cowen Excecution Services LLC	436,764	(436,764)	—
Deutsche Bank Securities Inc	2,225,061	(2,225,061)	—
Goldman Sachs & Co. LLC	42,906,293	(42,906,293)	—
HSBC Bank PLC	22,800	(22,800)	—
Industrial And Commercial Bank Of China	345	(345)	—
J.P. Morgan Securities LLC	17,309,679	(17,309,679)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	73,407	(73,407)	—
Mizuho Securities USA LLC	474,458	(474,458)	—
Morgan Stanley & Co. LLC	12,100,544	(12,100,544)	—
MUFG Securities Americas Inc	119,660	(119,660)	—
National Bank of Canada Financial Inc	1,334,212	(1,334,212)	—
National Financial Services LLC	25,538,664	(25,538,664)	—
Natixis Securities America LLC	953,088	(953,088)	—
Scotia Capital (USA) Inc	2,160,175	(2,160,175)	—
SG Americas Securities, LLC	27,608	(27,608)	—
TD Prime Services LLC	1,279,047	(1,279,047)	—
UBS AG	149,280	(149,280)	—
Wells Fargo Bank NA	2,514,894	(2,514,894)	—
Wells Fargo Securities LLC	12,354,328	(12,354,328)	—
Total	$187,705,874	$(187,705,874)	$—

(1)
Collateral with a fair value of  $192,847,181 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$2,791,752	$(2,791,752)	$—
Barclays Capital Inc	11,097,369	(11,097,369)	—
BNP Paribas	2,921,755	(2,921,755)	—
BNP Paribas Prime Brokerage Intl Ltd	1,383,091	(1,383,091)	—
BofA Securities Inc	11,499,726	(11,499,726)	—
Citadel Clearing LLC	4,683,506	(4,683,506)	—
Citigroup Global Markets Inc	2,199,356	(2,199,356)	—
Cowen Excecution Services LLC	3,127	(3,127)	—
Credit Suisse Securities (USA) LLC	1,454,562	(1,454,562)	—
Daiwa Capital Markets America Inc	1,479,700	(1,479,700)	—
Deutsche Bank Securities Inc	555,689	(555,689)	—
Goldman Sachs & Co. LLC	3,231,402	(3,231,402)	—
Industrial And Commercial Bank Of China	103,565	(103,565)	—
Morgan Stanley & Co. LLC	2,205,255	(2,205,255)	—
National Bank Financial Inc	3,470,375	(3,470,375)	—
Nomura Securities International, Inc	3,865,335	(3,865,335)	—
Scotia Capital (USA) INC	550,904	(550,904)	—
Societe Generale	126,774,507	(126,774,507)	—
SunTrust Robinson Humphrey, Inc	1,028,255	(1,028,255)	—
TD Prime Services LLC	25,720,144	(25,720,144)	—
UBS AG	286,380	(286,380)	—
UBS Securities LLC	1,028,648	(1,028,648)	—
Wells Fargo Clearing Services, LLC	92,686	(92,686)	—
Wells Fargo Securities LLC	10,420,415	(10,420,415)	—
Total	$218,847,504	$(218,847,504)	$—

(1)
Collateral with a fair value of  $223,764,174 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Australia Index	$4,391,186	$—	$5,446,682	$—
Emerging Markets Index	15,097,466	—	17,147,344	—
Euro STOXX 50® Index	9,113,816	755,642	10,432,569	6,314,624
FTSE 100 Index®	9,333,750	7,048,948	12,095,704	6,512,647
Hang Seng Index	1,559,284	8,233,284	4,078,123	7,246,620
International Index	44,912,243	—	44,807,040	—
Japan TOPIX Index®	5,369,990	18,305,697	7,401,803	20,199,907
Russell™ Large Cap Growth Index	7,253,236	32,560,097	10,951,219	19,687,926
Russell™ Large Cap Index	14,257,522	29,343,919	12,880,463	—
Russell™ Large Cap Value Index	9,151,357	13,839,150	11,709,648	10,168,306
Russell™ Mid Cap Growth Index	5,378,995	23,692,418	9,125,044	25,069,241
Russell™ Mid Cap Index	27,836,247	239,038,870	34,072,419	188,732,497
Russell™ Small Cap Index	16,588,220	78,790,199	15,225,430	43,487,089
U.S. Bond Index	39,662,077	—	78,816,716	1,213,558
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of June 30, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Australia Index	$2,432,749	$—	$4,888,528	$(147,581)	Short-term	None
				(31,709,625)	Long-term	None
				$(31,857,206)
Emerging Markets Index	7,539,551	—	4,774,510	(4,557,492)	Short-term	None
Euro STOXX 50® Index	9,984,426	11,573,946	18,945,899	—	—	—
FTSE 100 Index®	6,213,461	—	(6,075,246)	(617,587)	Long-term	None
Hang Seng Index	782,644	627,772	16,415,856	—	—	—
International Index	35,152,666	—	212,816,864	(1,524,169)	Short-term	None
				(77,098,783)	Long-term	None
				$(78,622,952)
Japan TOPIX Index®	2,845,264	21,532,100	21,120,187	—	—	—
Russell™ Large Cap Growth Index	5,369,897	37,399,007	447,424,921	—	—
Russell™ Large Cap Index	8,929,103	11,655,211	621,536,394	—	—	—
Russell™ Large Cap Value Index	4,714,585	22,361,082	94,605,461	—	—	—
Russell™ Mid Cap Growth Index	626,702	31,829,999	125,949,282	—	—	—
Russell™ Mid Cap Index	13,744,520	149,286,067	649,801,526	—	—	—
Russell™ Small Cap Index	8,793,776	37,199,661	242,951,106	—	—	—
U.S. Bond Index	23,145,680	—	94,803,626	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modiﬁes certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios is currently assessing the potential impact to ﬁnancial statement disclosure that may result from adopting this ASU.
NOTE 14 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2019, the following Portfolio declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0169	August 1, 2019	Daily
Class I	$0.0215	August 1, 2019	Daily
Class P2	$0.0238	August 1, 2019	Daily
Class S	$0.0192	August 1, 2019	Daily
Class S2	$0.0178	August 1, 2019	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Financials	31.4%
Materials	18.6%
Health Care	8.4%
Industrials	8.1%
Real Estate	7.2%
Consumer Discretionary	5.9%
Consumer Staples	5.3%
Energy	5.2%
Communication Services	3.8%
Information Technology	2.3%
Utilities	1.8%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 3.8%
760,888		Telstra Corp., Ltd.	$2,057,521	2.6
306,169	(1)(2)	Other Securities	985,930	1.2
			3,043,451	3.8
		Consumer Discretionary: 5.9%
40,761		Aristocrat Leisure Ltd.	881,097	1.1
128,598		Tabcorp Holdings Ltd.	401,793	0.5
72,539		Wesfarmers Ltd.	1,843,956	2.3
282,943	(1)	Other Securities	1,633,342	2.0
			4,760,188	5.9
		Consumer Staples: 5.3%
46,465	(3)	a2 Milk Co. Ltd.	453,698	0.6
72,539	(3)	Coles Group Ltd.	681,079	0.8
45,977		Treasury Wine Estates Ltd.	482,873	0.6
84,022		Woolworths Group Ltd	1,962,014	2.4
183,642	(1)(2)	Other Securities	732,628	0.9
			4,312,292	5.3
		Energy: 5.2%
84,548		Oil Search Ltd.	421,627	0.5
112,456		Origin Energy Ltd.	578,261	0.7
112,709		Santos Ltd.	562,705	0.7
68,422	(4)	Viva Energy Group Ltd.	101,516	0.2
59,885		Woodside Petroleum Ltd.	1,535,964	1.9
322,453	(2)	Other Securities	968,700	1.2
			4,168,773	5.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 31.4%
12,384		ASX Ltd.	$717,492	0.9
185,167		Australia & New Zealand Banking Group Ltd.	3,675,443	4.6
112,588		Commonwealth Bank of Australia	6,551,332	8.1
147,830		Insurance Australia Group Ltd.	858,296	1.1
20,246		Macquarie Group Ltd.	1,785,821	2.2
176,191		Medibank Pvt Ltd.	432,321	0.5
174,603		National Australia Bank Ltd.	3,279,759	4.1
87,324		QBE Insurance Group Ltd.	726,463	0.9
82,914		Suncorp Group Ltd.	785,161	1.0
219,745		Westpac Banking Corp.	4,379,573	5.4
519,291	(1)	Other Securities	2,124,549	2.6
			25,316,210	31.4
		Health Care: 8.4%
3,665		Cochlear Ltd.	533,609	0.7
28,948		CSL Ltd.	4,383,419	5.4
8,274		Ramsay Health Care Ltd.	420,059	0.5
29,132		Sonic Healthcare Ltd.	555,080	0.7
295,940	(2)	Other Securities	873,944	1.1
			6,766,111	8.4
		Industrials: 8.1%
127,321		Aurizon Holdings Ltd.	483,332	0.6
101,606		Brambles Ltd.	920,206	1.1
101,028		Qantas Airways Ltd.	383,389	0.5
144,041		Sydney Airport	813,758	1.0
166,845		Transurban Group - Stapled Security	1,727,582	2.2
808,662	(1)(2)(5)	Other Securities	2,208,305	2.7
			6,536,572	8.1
		Information Technology: 2.3%
32,156		Computershare Ltd.	366,730	0.4
163,401	(1)(2)	Other Securities	1,509,552	1.9
			1,876,282	2.3
		Materials: 18.6%
74,093		Amcor PLC	843,066	1.0
188,304		BHP Group Ltd.	5,473,728	6.8
109,503		Fortescue Metals Group Ltd.	696,394	0.9
28,366		James Hardie Industries SE	373,415	0.5
48,835		Newcrest Mining Ltd.	1,097,138	1.4
23,987		Orica Ltd.	341,769	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials (continued)
23,749		Rio Tinto Ltd.	$1,739,026	2.1
328,749		South32 Ltd. - AUD	736,937	0.9
1,236,998	(1)(2)	Other Securities	3,690,028	4.6
			14,991,501	18.6
		Real Estate: 7.2%
68,147		Dexus	621,683	0.8
102,533		Goodman Group	1,083,751	1.3
123,257		GPT Group	532,575	0.7
37,328		Lend Lease Corp., Ltd.	341,100	0.4
248,256		Mirvac Group	546,495	0.7
340,628		Scentre Group	919,280	1.1
150,791		Stockland	442,126	0.5
199,249		Vicinity Centres	343,050	0.4
416,250	(1)	Other Securities	1,007,304	1.3
			5,837,364	7.2
		Utilities: 1.8%
42,095		AGL Energy Ltd.	592,001	0.7
75,485		APA Group	572,426	0.7
218,256		Other Securities	329,480	0.4
			1,493,907	1.8
		Total Common Stock (Cost $72,521,788)	79,102,651	98.0
RIGHTS: —%
		Materials: –%
5,434	(2)	Other Securities	—	—
		Total Rights (Cost $—)	—	—
		Total Long-Term Investments (Cost $72,521,788)	79,102,651	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements: 0.9%
750,318	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $750,471, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $765,324, due 06/30/19-02/15/49) (Cost $750,318)	750,318	0.9
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 1.4%
1,117,000	(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $1,117,000)	$1,117,000	1.4
		Total Short-Term Investments (Cost $1,867,318)	1,867,318	2.3
		Total Investments in Securities (Cost $74,389,106)	$80,969,969	100.3
		Liabilities in Excess of Other Assets	(265,067)	(0.3)
		Net Assets	$80,704,902	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Non-income producing security.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
The grouping contains Level 3 securities.

(6)
Represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$—	$3,043,451	$—	$3,043,451
Consumer Discretionary	67,069	4,693,119	—	4,760,188
Consumer Staples	—	4,312,292	—	4,312,292
Energy	—	4,168,773	—	4,168,773
Financials	—	25,316,210	—	25,316,210
Health Care	—	6,766,111	—	6,766,111
Industrials	—	6,536,572	—	6,536,572
Information Technology	—	1,876,282	—	1,876,282
Materials	—	14,991,501	—	14,991,501
Real Estate	60,325	5,777,039	—	5,837,364
Utilities	—	1,493,907	—	1,493,907
Total Common Stock	127,394	78,975,257	—	79,102,651
Rights	—	—	—	—
Short-Term Investments	1,117,000	750,318	—	1,867,318
Total Investments, at fair value	$1,244,394	$79,725,575	$—	$80,969,969
Other Financial Instruments+
Forward Foreign Currency Contracts	—	39,451	—	39,451
Futures	24,047	—	—	24,047
Total Assets	$1,268,441	$79,765,026	$—	$81,033,467
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(6,293)	$—	$(6,293)
Total Liabilities	$—	$(6,293)	$—	$(6,293)

(1)
For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $1,170,074 and $113,760 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD 2,523,000	USD 1,736,059	State Street Bank and Trust Co.	09/18/19	$39,451
USD 147,534	AUD 214,000	The Bank of New York Mellon	09/18/19	(3,064)
USD 229,002	AUD 330,000	The Bank of New York Mellon	09/18/19	(3,229)
				$33,158
At June 30, 2019, the following futures contracts were outstanding for Voya Australia Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
ASX SPI 200® Index	17	09/19/19	$1,957,017	$24,047
			$1,957,017	$24,047
Currency Abbreviations
AUD – Australian Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$39,451
Equity contracts	Net Assets — Unrealized appreciation*	24,047
Total Asset Derivatives		$63,498
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,293
Total Liability Derivatives		$6,293

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(60,355)	$—	$(60,355)
Equity contracts	—	228,287	228,287
Total	$(60,355)	$228,287	$167,932
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$43,867	$—	$43,867
Equity contracts	—	22,608	22,608
Total	$43,867	$22,608	$66,475

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$39,451	$—	$39,451
Total Assets	$39,451	$—	$39,451
Liabilities:
Forward foreign currency contracts	$—	$6,293	$6,293
Total Liabilities	$—	$6,293	$6,293
Net OTC derivative instruments by counterparty, at fair value	$39,451	$(6,293)	$33,158
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$39,451	$(6,293)	$33,158

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $76,301,562.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$10,815,941
Gross Unrealized Depreciation	(5,927,413)
Net Unrealized Appreciation	$4,888,528
See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited)

Geographic Diversification as of June 30, 2019 (as a percentage of net assets)

China	31.2%
South Korea	12.1%
Taiwan	10.6%
India	8.8%
Brazil	7.5%
South Africa	5.8%
Russia	3.9%
Thailand	2.9%
Mexico	2.5%
Indonesia	2.1%
Countries between 0.0% – 2.1%^	10.8%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 18 countries, which each represents 0.0% – 2.1% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.6%
		Argentina: 0.3%
64,809	(1)(2)	Other Securities	$1,933,151	0.3
		Brazil: 4.7%
473,800		Ambev SA	2,206,160	0.4
205,869		B3 SA - Brasil Bolsa Balcao	2,012,074	0.3
121,544		Banco Bradesco SA	1,064,157	0.2
298,000		Petroleo Brasileiro SA	2,320,395	0.4
317,274		Vale SA	4,280,776	0.8
2,033,859	(2)	Other Securities	14,762,887	2.6
			26,646,449	4.7
		Chile: 0.8%
29,941,413		Other Securities	4,684,244	0.8
		China: 31.2%
128,000	(3)(4)	3SBio, Inc.	219,620	0.0
142,293	(5)	Alibaba Group Holding Ltd. ADR	24,111,549	4.3
352,000	(5)	Alibaba Health Information Technology Ltd.	337,363	0.1
1,400,000	(5)	Alibaba Pictures Group Ltd.	301,045	0.1
153,500	(4)	BAIC Motor Corp. Ltd. - H Shares	96,329	0.0
27,796	(5)	Baidu, Inc. ADR	3,262,139	0.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China (continued)
164,100		Bank of China Ltd. - A Shares	$89,440	0.0
7,982,000		Bank of China Ltd. - H Shares	3,368,157	0.6
1,119,000	(4)	CGN Power Co. Ltd. - H Shares	307,980	0.1
9,629,000		China Construction Bank - H Shares	8,300,236	1.5
32,100		China Construction Bank Corp. - A Shares	34,817	0.0
970,000	(4)	China Huarong Asset Management Co. Ltd. - H Shares	168,947	0.0
118,800	(4)	China International Capital Corp. Ltd. - H Shares	239,796	0.0
9,600		China Life Insurance Co. Ltd. - A Shares	39,664	0.0
747,000		China Life Insurance Co., Ltd. - H Shares	1,846,333	0.3
22,800	(4)(5)	China Literature Ltd. - H Shares	107,335	0.0
67,700		China Merchants Bank Co. Ltd. - A Shares	355,323	0.1
398,880		China Merchants Bank Co., Ltd. - H Shares	1,979,410	0.4
615,000		China Mobile Ltd.	5,598,755	1.0
83,700		China Petroleum & Chemical Corp. - A Shares	66,843	0.0
2,561,600		China Petroleum & Chemical Corp. - H Shares	1,745,013	0.3
127,000	(4)	China Railway Signal & Communication Corp. Ltd. - H Shares	92,287	0.0
150,000		China Resources Beer Holdings Co Ltd.	712,624	0.1
244,000		China Resources Cement Holdings Ltd. - H Shares	236,230	0.0
92,000		China Resources Gas Group Ltd.	456,843	0.1
282,444		China Resources Land Ltd.	1,243,540	0.2
157,500	(4)	China Resources Pharmaceutical Group Ltd.	177,423	0.0
196,000		China Resources Power Holdings Co.	285,894	0.1
4,218,000	(4)	China Tower Corp. Ltd. - H Shares	1,107,952	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China (continued)
1,793,000		CNOOC Ltd.	$3,058,434	0.5
189,000	(4)	Dali Foods Group Co. Ltd.	125,411	0.0
51,200	(4)	Fuyao Glass Industry Group Co. Ltd. - H Shares	158,991	0.0
57,200	(4)	Guotai Junan Securities Co. Ltd. - H Shares	101,884	0.0
1,908,000	(5)(6)(7)	Hanergy Mobile Energy Holding Group Co Ltd.	—	—
39,000	(4)	Hua Hong Semiconductor Ltd.	75,631	0.0
156,600	(4)	Huatai Securities Co. Ltd. - H Shares	269,552	0.1
6,559,000		Industrial & Commercial Bank of China - H Shares	4,787,554	0.9
166,400		Industrial & Commercial Bank of China Ltd. - A Shares	142,863	0.0
73,787	(5)	JD.com, Inc. ADR	2,235,008	0.4
32,300	(4)	Legend Holdings Corp. - H Shares	76,227	0.0
100,000	(4)	Luye Pharma Group Ltd. - H Shares	72,527	0.0
156,500	(3)(4)(5)	Meitu, Inc.	50,509	0.0
7,061		NetEase, Inc. ADR	1,805,992	0.3
41,200		Ping An Insurance Group Co. of China Ltd. - A Shares	532,744	0.1
563,000		Ping An Insurance Group Co. of China Ltd. - H Shares	6,770,005	1.2
813,000	(4)	Postal Savings Bank of China Co. Ltd. - H Shares	483,061	0.1
571,500		Tencent Holdings Ltd.	25,854,328	4.6
10,220	(4)	WuXi AppTec Co. Ltd. - H Shares	89,618	0.0
55,500	(4)(5)	Wuxi Biologics Cayman, Inc. - H Shares	497,919	0.1
347,600	(3)(4)(5)	Xiaomi Corp. - B Shares	445,825	0.1
36,247		Yum China Holdings, Inc.	1,674,611	0.3
22,100	(3)(4)(5)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	60,708	0.0
54,707,388	(1)(2)(8)	Other Securities	70,377,703	12.4
			176,635,992	31.2
		Colombia: 0.4%
677,725		Other Securities	2,070,346	0.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Czech Republic: 0.2%
46,090	(4)	Moneta Money Bank AS	$157,952	0.0
24,848	(1)(2)	Other Securities	725,142	0.2
			883,094	0.2
		Egypt: 0.1%
292,002		Other Securities	777,464	0.1
		Greece: 0.3%
521,891	(2)(8)	Other Securities	1,719,172	0.3
		Hungary: 0.3%
77,549		Other Securities	1,622,543	0.3
		India: 8.8%
12,417	(4)(5)	Avenue Supermarts Ltd.	251,291	0.1
190,945	(5)	Axis Bank Ltd.	2,235,958	0.4
65,087		Hindustan Unilever Ltd.	1,686,088	0.3
163,889		Housing Development Finance Corp.	5,203,992	0.9
12,514	(4)	ICICI Lombard General Insurance Co. Ltd.	201,694	0.0
349,933		Infosys Ltd.	3,734,698	0.7
9,107	(4)	InterGlobe Aviation Ltd.	205,635	0.0
285,630		Reliance Industries Ltd.	5,183,358	0.9
90,059		Tata Consultancy Services Ltd.	2,906,155	0.5
5,303,336	(2)	Other Securities	28,033,155	5.0
			49,642,024	8.8
		Indonesia: 2.1%
991,300		Bank Central Asia Tbk PT	2,103,614	0.4
5,592,400		Bank Rakyat Indonesia	1,726,514	0.3
21,735,731	(2)	Other Securities	7,868,745	1.4
			11,698,873	2.1
		Malaysia: 2.1%
315,000		Public Bank BHD	1,754,036	0.3
6,900,696	(2)(8)	Other Securities	9,940,749	1.8
			11,694,785	2.1
		Mexico: 2.5%
3,377,700		America Movil SAB de CV	2,461,948	0.4
196,400		Fomento Economico Mexicano SAB de CV	1,900,175	0.3
4,793,782	(1)(2)	Other Securities	10,019,296	1.8
			14,381,419	2.5
		Pakistan: 0.0%
141,500		Other Securities	120,629	0.0
		Peru: 0.3%
28,142		Other Securities	1,936,342	0.3
		Philippines: 1.1%
6,469,260		Other Securities	6,118,561	1.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Poland: 1.1%
4,650	(4)(5)	Dino Polska SA	$162,930	0.0
646,216	(1)(2)	Other Securities	5,959,245	1.1
			6,122,175	1.1
		Qatar: 1.0%
462,994		Qatar National Bank QPSC	2,420,544	0.4
1,538,284		Other Securities	3,278,955	0.6
			5,699,499	1.0
		Romania: 0.1%
37,980		Other Securities	348,952	0.1
		Russia: 3.8%
1,067,283		Gazprom PJSC	3,936,642	0.7
41,353		Lukoil PJSC	3,470,140	0.6
9,131		Novatek PJSC GDR	1,940,979	0.4
1,080,732		Sberbank of Russia PJSC	4,068,776	0.7
153,465		Tatneft PJSC	1,882,156	0.3
325,358,484		Other Securities	6,406,996	1.1
			21,705,689	3.8
		Saudi Arabia: 1.4%
681,986	(2)	Other Securities	7,873,995	1.4
		Singapore: 0.0%
20,000	(4)	BOC Aviation Ltd.	167,608	0.0
		South Africa: 5.8%
43,897		Naspers Ltd.	10,625,280	1.9
130,195		Standard Bank Group Ltd.	1,818,792	0.3
3,775,249	(1)(2)	Other Securities	20,160,903	3.6
			32,604,975	5.8
		South Korea: 11.5%
2,363		HDC Hyundai Development Co-Engineering & Construction	89,171	0.0
1,163		Hyundai Department Store Co. Ltd.	83,408	0.0
7,933		Hyundai Engineering & Construction Co. Ltd.	368,859	0.1
1,895		Hyundai Glovis Co., Ltd.	264,541	0.1
6,200		Hyundai Marine & Fire Insurance Co., Ltd.	152,816	0.0
6,880	(5)	Hyundai Mobis Co. Ltd.	1,403,681	0.3
15,185		Hyundai Motor Co.	1,842,931	0.3
8,341		Hyundai Steel Co.	302,423	0.1
3,959	(5)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	406,708	0.1
2,997	(4)	Orange Life Insurance Ltd.	82,167	0.0
4,698		LG Chem Ltd.	1,443,857	0.3
9,855		LG Corp.	656,089	0.1
23,781	(5)	LG Display Co., Ltd.	368,610	0.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea (continued)
10,833		LG Electronics, Inc.	$745,377	0.1
957		LG Household & Health Care Ltd.	1,089,990	0.2
1,335		LG Innotek Co. Ltd.	126,490	0.0
10,320		LG Uplus Corp.	129,580	0.0
2,548	(4)(5)	Netmarble Corp.	249,526	0.1
7,963		POSCO	1,690,426	0.3
2,136		POSCO Chemtech Co. Ltd.	99,328	0.0
4,177		Posco International Corp.	66,524	0.0
1,663	(4)(5)	Samsung Biologics Co. Ltd.	461,560	0.1
8,688		Samsung C&T Corp.	720,777	0.1
2,476		Samsung Card Co.	81,915	0.0
5,685		Samsung Electro-Mechanics Co. Ltd.	483,710	0.1
477,988		Samsung Electronics Co., Ltd.	19,463,835	3.4
3,171		Samsung Fire & Marine Insurance Co. Ltd.	736,005	0.1
44,757	(5)	Samsung Heavy Industries Co., Ltd.	316,779	0.1
7,317		Samsung Life Insurance Co. Ltd.	530,181	0.1
5,560		Samsung SDI Co., Ltd.	1,140,714	0.2
3,544		Samsung SDS Co. Ltd.	660,636	0.1
6,263		Samsung Securities Co. Ltd.	212,438	0.0
45,595		Shinhan Financial Group Co., Ltd.	1,773,376	0.3
3,588		SK Holdings Co. Ltd.	722,006	0.1
54,807		SK Hynix, Inc.	3,296,608	0.6
5,698		SK Innovation Co. Ltd.	785,411	0.1
2,062		SK Telecom Co., Ltd.	462,528	0.1
590,788	(2)	Other Securities	21,518,952	3.8
			65,029,933	11.5
		Taiwan: 10.6%
247,827		China Life Insurance Co., Ltd.	198,354	0.0
1,252,170		HON HAI Precision Industry Co., Ltd.	3,124,058	0.6
2,464,000		Taiwan Semiconductor Manufacturing Co., Ltd.	18,845,618	3.3
28,591,530	(2)	Other Securities	37,634,407	6.7
			59,802,437	10.6
		Thailand: 2.9%
1,156,700		PTT PCL (Foreign)	1,841,890	0.3
11,816,441	(1)	Other Securities	14,769,947	2.6
			16,611,837	2.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: 0.5%
1,333,499	(2)	Other Securities	$2,762,596	0.5
		United Arab Emirates: 0.7%
2,011,361		Other Securities	3,985,069	0.7
		Total Common Stock (Cost $508,168,180)	535,279,853	94.6
PREFERRED STOCK: 3.6%
		Brazil: 2.8%
403,205		Banco Bradesco SA	3,972,251	0.7
485,025		Itau Unibanco Holding S.A.	4,573,694	0.8
419,900		Petroleo Brasileiro SA	2,984,172	0.6
823,106		Other Securities	3,977,315	0.7
			15,507,432	2.8
		Chile: 0.1%
42,356		Other Securities	470,555	0.1
		Colombia: 0.0%
354,981		Other Securities	234,633	0.0
		Russia: 0.1%
712,361		Other Securities	579,686	0.1
		South Korea: 0.6%
187		LG Household & Health Care Ltd.	130,605	0.0
82,401		Samsung Electronics Co., Ltd.	2,732,776	0.5
7,283	(2)(8)	Other Securities	575,453	0.1
			3,438,834	0.6
		Total Preferred Stock (Cost $16,952,954)	20,231,140	3.6
RIGHTS: 0.0%
		Chile: 0.0%
1,145,010	(2)	Other Securities	16,898	0.0
		China: —%
3,223	(2)(8)	Other Securities	—	—
		South Korea: 0.0%
114	(2)	Other Securities	3,528	0.0
		Taiwan: —%
28,687	(5)	China Life Insurance Co., Ltd.	—	—
		Total Rights (Cost $—)	20,426	0.0
WARRANTS: 0.0%
		Thailand: 0.0%
13,705	(2)	Other Securities	2,480	0.0
		Total Warrants (Cost $—)	2,480	0.0
		Total Long-Term Investments (Cost $525,121,134)	555,533,899	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements: 1.6%
2,152,280	(9)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,152,722, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,195,326, due 06/01/46-07/01/49)	$2,152,280	0.4
653,185	(9)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $653,320, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $666,557, due 03/31/23-08/15/44)	653,185	0.1
2,152,280	(9)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,152,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,195,326, due 07/02/19-01/20/63)	2,152,280	0.4
2,152,280	(9)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,152,724, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,195,326, due 07/02/19-01/20/49)	2,152,280	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,152,280	(9)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,152,724, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,195,326, due 07/18/19-09/09/49)	$2,152,280	0.4
			9,262,305	1.6
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.7%
3,651,000	(10)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $3,651,000)	3,651,000	0.7
		Total Short-Term Investments (Cost $12,913,305)	12,913,305	2.3
		Total Investments in Securities (Cost $538,034,439)	$568,447,204	100.5
		Liabilities in Excess of Other Assets	(2,799,839)	(0.5)
		Net Assets	$565,647,365	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Security, or a portion of the security, is on loan.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Non-income producing security.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

(8)
The grouping contains Level 3 securities.

(9)
Represents securities purchased with cash collateral received for securities on loan.

(10)
Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	24.9%
Information Technology	13.6
Consumer Discretionary	13.2
Communication Services	11.4
Energy	7.7
Materials	7.5
Consumer Staples	6.4
Industrials	5.3
Real Estate	2.9
Utilities	2.7
Health Care	2.6
Financial	0.0
Consumer, Non-cyclical	0.0
Consumer, Cyclical	0.0
Short-Term Investments	2.3
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$1,933,151	$—	$—	$1,933,151
Brazil	26,646,449	—	—	26,646,449
Chile	4,684,244	—	—	4,684,244
China	43,407,390	132,826,436	402,166	176,635,992
Colombia	2,070,346	—	—	2,070,346
Czech Republic	—	883,094	—	883,094
Egypt	721,637	55,827	—	777,464
Greece	585,986	1,133,186	—	1,719,172
Hungary	263,695	1,358,848	—	1,622,543
India	944,611	48,697,413	—	49,642,024
Indonesia	—	11,698,873	—	11,698,873
Malaysia	381,432	11,313,353	—	11,694,785
Mexico	14,381,419	—	—	14,381,419
Pakistan	79,176	41,453	—	120,629
Peru	1,936,342	—	—	1,936,342
Philippines	848,832	5,269,729	—	6,118,561
Poland	564,320	5,557,855	—	6,122,175
Qatar	1,343,892	4,355,607	—	5,699,499
Romania	348,952	—	—	348,952
Russia	1,049,804	20,655,885	—	21,705,689
Saudi Arabia	2,035,695	5,838,300	—	7,873,995
Singapore	—	167,608	—	167,608
South Africa	2,808,176	29,796,799	—	32,604,975
South Korea	2,555,400	62,474,533	—	65,029,933
Taiwan	642,879	59,159,558	—	59,802,437
Thailand	—	16,611,837	—	16,611,837
Turkey	360,431	2,402,165	—	2,762,596
United Arab Emirates	1,173,889	2,811,180	—	3,985,069
Total Common Stock	111,768,148	423,109,539	402,166	535,279,853
Preferred Stock	16,212,620	4,006,358	12,162	20,231,140
Rights	16,898	3,528	—	20,426
Warrants	—	2,480	—	2,480
Short-Term Investments	3,651,000	9,262,305	—	12,913,305
Total Investments, at fair value	$131,648,666	$436,384,210	$414,328	$568,447,204
Other Financial Instruments+
Futures	175,659	—	—	175,659
Total Assets	$131,824,325	$436,384,210	$414,328	$568,622,863
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(19,874)	$—	$(19,874)
Total Liabilities	$—	$(19,874)	$—	$(19,874)

(1)
For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $1,186,967 and $16,019,523 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. In addition, certain securities valued at $9,278 and $70,423 were transferred from Level 2 to Level 3 and Level 3 to Level 2, respectively, due to significant unobservable inputs becoming available (Level 3 to Level 2) or not available (Level 2 to Level 3).

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, Voya Emerging Markets Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Hanergy Mobile Energy Holding Group Co Ltd.	6/11/2019	$951,967	$—
		$951,967	$—
At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 7,002,755	ZAR 98,913,000	Bank of America N.A.	07/03/19	$(19,822)
USD 6,714	ZAR 95,062	The Bank of New York Mellon	07/03/19	(36)
USD 840	ZAR 11,901	The Bank of New York Mellon	07/03/19	(4)
USD 2,267	ZAR 32,095	The Bank of New York Mellon	07/03/19	(12)
				$(19,874)
At June 30, 2019, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	232	09/20/19	$12,219,440	$175,659
			$12,219,440	$175,659
Currency Abbreviations
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$175,659
Total Asset Derivatives		$175,659
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$19,874
Total Liabiity Derivatives		$19,874

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(43,815)	$—	$(43,815)
Equity contracts	—	1,055,286	1,055,286
Total	$(43,815)	$1,055,286	$1,011,471
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(33,064)	$—	$(33,064)
Equity contracts	—	193,546	193,546
Total	$(33,064)	$193,546	$160,482
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Bank of America N.A.	The Bank of New York Mellon	Totals
Liabilities:
Forward foreign currency contracts	$19,822	$52	$19,874
Total Liabilities	$19,822	$52	$19,874
Net OTC derivative instruments by counterparty, at fair value	$(19,822)	$(52)	$(19,874)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(19,822)	$(52)	$(19,874)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $564,396,216.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$65,243,321
Gross Unrealized Depreciation	(60,468,811)
Net Unrealized Appreciation	$4,774,510
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2019 (Unaudited)

Geographic Diversification as of June 30, 2019 (as a percentage of net assets)

France	35.2%
Germany	27.1%
Netherlands	12.7%
Spain	9.6%
Italy	4.5%
United Kingdom	3.8%
Belgium	2.6%
Finland	1.0%
Ireland	0.9%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.3%
		Belgium: 2.6%
65,371		Anheuser-Busch InBev SA/NV	$5,784,704	2.6
		Finland: 1.0%
437,801		Nokia OYJ - Finland	2,180,596	1.0
		France: 35.2%
33,369		Air Liquide SA	4,667,269	2.1
161,658		AXA S.A.	4,245,418	1.9
89,570		BNP Paribas	4,246,093	1.9
50,096		Danone	4,241,740	1.9
144,452	(1)	Engie SA	2,190,398	1.0
23,021		EssilorLuxottica SA	3,000,141	1.3
5,797		Kering SA	3,421,523	1.5
19,106		L’Oreal S.A.	5,432,375	2.4
20,744		LVMH Moet Hennessy Louis Vuitton SE	8,818,805	3.9
159,211	(1)	Orange SA	2,511,252	1.1
28,052		Safran S.A.	4,103,778	1.8
87,922		Sanofi	7,598,423	3.4
42,666		Schneider Electric SE	3,860,543	1.7
62,759		Societe Generale	1,583,999	0.7
206,370		Total SA	11,576,076	5.1
10,749		Unibail-Rodamco-Westfield	1,610,340	0.7
43,277		Vinci SA	4,419,695	1.9
75,049		Vivendi SA	2,059,546	0.9
			79,587,414	35.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: 26.0%
14,309		Adidas AG	$4,426,777	2.0
32,972		Allianz SE	7,952,065	3.5
71,347		BASF SE	5,190,440	2.3
72,440		Bayer AG	5,024,461	2.2
24,892		Bayerische Motoren Werke AG	1,839,954	0.8
69,368		Daimler AG	3,868,780	1.7
76,332		Deutsche Post AG	2,511,080	1.1
251,918		Deutsche Telekom AG	4,364,392	1.9
31,861		Fresenius SE & Co. KGaA	1,730,052	0.8
11,211		Muenchener Rueckversicherungs- Gesellschaft AG	2,810,123	1.3
84,331		SAP SE	11,561,093	5.1
62,462		Siemens AG	7,436,436	3.3
			58,715,653	26.0
		Ireland: 0.9%
65,514		CRH PLC	2,141,472	0.9
		Italy: 4.5%
603,445		Enel S.p.A.	4,209,482	1.9
197,330		ENI S.p.A.	3,281,071	1.4
1,267,798		Intesa Sanpaolo SpA	2,714,104	1.2
			10,204,657	4.5
		Netherlands: 12.7%
44,546		Airbus SE	6,304,220	2.8
33,065		ASML Holding NV	6,880,493	3.0
302,670		ING Groep NV	3,506,052	1.6
86,462		Koninklijke Ahold Delhaize NV	1,941,046	0.9
71,947		Koninklijke Philips NV	3,127,964	1.4
113,007		Unilever NV	6,866,101	3.0
			28,625,876	12.7
		Spain: 9.6%
34,088		Amadeus IT Group SA	2,701,321	1.2
517,960		Banco Bilbao Vizcaya Argentaria SA	2,889,016	1.3
1,261,254	(1)	Banco Santander SA	5,845,476	2.6
463,100		Iberdrola S.A.	4,610,708	2.0
86,333		Industria de Diseno Textil SA	2,597,527	1.2
361,943		Telefonica S.A.	2,976,367	1.3
			21,620,415	9.6
		United Kingdom: 3.8%
42,880		Linde PLC	8,612,710	3.8
		Total Common Stock (Cost $196,393,134)	217,473,497	96.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 1.1%
	Germany: 1.1%
14,221	Volkswagen AG	$2,395,353	1.1
	Total Preferred Stock (Cost $1,979,926)	2,395,353	1.1
	Total Long-Term Investments (Cost $198,373,060)	219,868,850	97.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Repurchase Agreements(2): 1.6%
476,720	(2)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $476,819, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $486,480, due 03/31/23-08/15/44)	476,720	0.2
1,000,000	(2)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	0.4
1,000,000	(2)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $1,020,000, due 04/01/26-06/20/49)	1,000,000	0.5
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(2) (continued)
1,000,000	(2)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,000,206, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/18/19-09/09/49)	$1,000,000	0.5
			3,476,720	1.6
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
2,558,000	(3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $2,558,000)	2,558,000	1.1
		Total Short-Term Investments (Cost $6,034,720)	6,034,720	2.7
		Total Investments in Securities (Cost $204,407,780)	$225,903,570	100.1
		Liabilities in Excess of Other Assets	(113,364)	(0.1)
		Net Assets	$225,790,206	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Represents securities purchased with cash collateral received for securities on loan.

(3)
Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	15.9%
Consumer Discretionary	13.5
Industrials	12.7
Consumer Staples	10.7
Information Technology	10.3
Materials	9.1
Health Care	7.7
Sector Diversification	Percentage of Net Assets
Energy	6.6
Communication Services	5.3
Utilities	4.9
Real Estate	0.7
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Belgium	$—	$5,784,704	$—	$5,784,704
Finland	—	2,180,596	—	2,180,596
France	1,610,340	77,977,074	—	79,587,414
Germany	—	58,715,653	—	58,715,653
Ireland	—	2,141,472	—	2,141,472
Italy	—	10,204,657	—	10,204,657
Netherlands	—	28,625,876	—	28,625,876
Spain	—	21,620,415	—	21,620,415
United Kingdom	—	8,612,710	—	8,612,710
Total Common Stock	1,610,340	215,863,157	—	217,473,497
Preferred Stock	—	2,395,353	—	2,395,353
Short-Term Investments	2,558,000	3,476,720	—	6,034,720
Total Investments, at fair value	$4,168,340	$221,735,230	$—	$225,903,570
Other Financial Instruments+
Forward Foreign Currency Contracts	—	17,924	—	17,924
Futures	14,169	—	—	14,169
Total Assets	$4,182,509	$221,753,154	$—	$225,935,663

(1)
For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $12,042,463 and $2,945,875 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 996,000	USD 1,127,415	State Street Bank and Trust Co.	09/18/19	$12,274
EUR 2,083,000	USD 2,377,855	State Street Bank and Trust Co.	09/18/19	5,650
				$17,924
At June 30, 2019, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
EURO STOXX 50® Index	110	09/20/19	$4,335,308	$14,169
			$4,335,308	$14,169
Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$17,924
Equity contracts	Net Assets — Unrealized appreciation*	14,169
Total Asset Derivatives		$32,093

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(71,356)	$—	$(71,356)
Equity contracts	—	494,436	494,436
Total	$(71,356)	$494,436	$423,080
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(5,991)	$—	$(5,991)
Equity contracts	—	44,014	44,014
Total	$(5,991)	$44,014	$38,023
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$17,924
Total Assets	$17,924
Net OTC derivative instruments by counterparty, at fair value	$17,924
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$17,924

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $207,203,452.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$35,690,481
Gross Unrealized Depreciation	(16,744,582)
Net Unrealized Appreciation	$18,945,899
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2019 (Unaudited)

Geographic Diversification as of June 30, 2019 (as a percentage of net assets)

United Kingdom	80.7%
Netherlands	10.9%
Australia	2.2%
Switzerland	1.9%
Ireland	0.9%
Bermuda	0.2%
Germany	0.2%
United Arab Emirates	0.1%
Mexico	0.1%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Australia: 2.2%
119,831		BHP Group PLC	$3,064,612	2.2
		Bermuda: 0.2%
16,052		Other Securities	344,881	0.2
		Germany: 0.2%
25,092		Other Securities	246,369	0.2
		Ireland: 0.9%
23,782		Other Securities	1,252,853	0.9
		Mexico: 0.1%
10,626		Other Securities	117,607	0.1
		Netherlands: 10.9%
252,220		Royal Dutch Shell PLC - Class A	8,231,882	5.9
216,010		Royal Dutch Shell PLC - Class B	7,077,959	5.0
			15,309,841	10.9
		Switzerland: 1.9%
642,993		Glencore PLC	2,225,359	1.6
11,197		Other Securities	422,970	0.3
			2,648,329	1.9
		United Arab Emirates: 0.1%
4,971	(1)	Other Securities	152,092	0.1
		United Kingdom: 80.3%
54,879		3i Group PLC	776,427	0.6
56,901		Anglo American PLC	1,625,578	1.2
26,862		Ashtead Group PLC	769,635	0.5
20,033		Associated British Foods PLC	627,141	0.4
75,643		AstraZeneca PLC	6,183,964	4.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom (continued)
52,357	(2)	Auto Trader Group PLC	$364,656	0.3
225,043		Aviva PLC	1,191,958	0.8
184,472		BAE Systems PLC	1,159,389	0.8
990,503		Barclays PLC	1,883,993	1.3
1,148,011		BP PLC	7,997,952	5.7
131,538		British American Tobacco PLC	4,592,789	3.3
480,751		BT Group PLC	1,202,042	0.9
23,511		Burberry Group PLC	557,264	0.4
91,315		Compass Group PLC	2,188,990	1.6
46,520		CRH PLC - London	1,520,320	1.1
134,612		Diageo PLC	5,793,758	4.1
52,295		Experian PLC	1,583,998	1.1
13,375	(3)	Ferguson PLC	952,169	0.7
282,455		GlaxoSmithKline PLC	5,661,786	4.0
21,831		Halma PLC	560,679	0.4
1,166,934		HSBC Holdings PLC	9,739,574	6.9
54,896		Imperial Brands PLC	1,288,148	0.9
71,825		Informa PLC	761,697	0.5
10,482		InterContinental Hotels Group PLC	689,403	0.5
91,410	(4)	International Consolidated Airlines Group SA	554,191	0.4
9,298		Intertek Group PLC	650,026	0.5
341,157		Legal & General Group PLC	1,168,813	0.8
4,070,375		Lloyds Banking Group Plc	2,923,435	2.1
18,050		London Stock Exchange Group PLC	1,257,808	0.9
277,255		Melrose Industries PLC	637,345	0.5
196,505		National Grid PLC	2,089,812	1.5
149,787		Prudential PLC	3,270,008	2.3
36,242		Reckitt Benckiser Group PLC	2,861,487	2.0
108,319		Relx PLC (GBP Exchange)	2,627,228	1.9
63,369		Rio Tinto PLC	3,922,117	2.8
97,940		Rolls-Royce Holdings PLC	1,046,291	0.7
261,758		Royal Bank of Scotland Group PLC	730,075	0.5
62,631		Sage Group PLC/The	638,750	0.5
59,650		SSE PLC	850,215	0.6
62,815		Segro PLC	583,209	0.4
50,434		Smith & Nephew PLC	1,095,159	0.8
155,933		Standard Chartered PLC	1,414,608	1.0
557,468		Tesco PLC	1,607,004	1.1
62,776		Unilever PLC	3,896,851	2.8
1,546,982		Vodafone Group PLC	2,535,610	1.8
10,008		Whitbread PLC	588,850	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom (continued)
70,448		WPP PLC	$887,399	0.6
2,323,079	(5)	Other Securities	15,442,617	11.0
			112,952,218	80.3
		Total Common Stock (Cost $135,969,112)	136,088,802	96.8
PREFERRED STOCK: 0.0%
		United Kingdom: 0.0%
11,184,488	(5)	Other Securities	14,204	0.0
		Total Preferred Stock (Cost $14,420)	14,204	0.0
CLOSED-END FUNDS: 0.4%
		United Kingdom: 0.4%
85,219		Scottish Mortgage Investment Trust PLC	575,447	0.4
		Total Closed-End Funds (Cost $423,551)	575,447	0.4
		Total Long-Term Investments (Cost $136,407,083)	136,678,453	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Repurchase Agreements: 0.8%
1,000,000	(6)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,020,000, due 06/01/46-07/01/49)	1,000,000	0.7
133,029	(6)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $133,056, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $135,690, due 07/18/19-09/09/49)	133,029	0.1
			1,133,029	0.8
Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.7%
5,208,000	(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $5,208,000)	$5,208,000	3.7
		Total Short-Term Investments (Cost $6,341,029)	6,341,029	4.5
		Total Investments in Securities (Cost $142,748,112)	$143,019,482	101.7
		Liabilities in Excess of Other Assets	(2,449,477)	(1.7)
		Net Assets	$140,570,005	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Non-income producing security.

(4)
Security, or a portion of the security, is on loan.

(5)
The grouping contains non-income producing securities.

(6)
Represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	19.6%
Energy	16.6
Consumer Staples	15.4
Materials	10.8
Health Care	9.3
Industrials	8.9
Consumer Discretionary	6.1
Communication Services	4.9
Utilities	2.9
Information Technology	1.3
Real Estate	1.0
Financial	0.4
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$3,064,612	$—	$3,064,612
Bermuda	—	344,881	—	344,881
Germany	—	246,369	—	246,369
Ireland	—	1,252,853	—	1,252,853
Mexico	—	117,607	—	117,607
Netherlands	—	15,309,841	—	15,309,841
Switzerland	—	2,648,329	—	2,648,329
United Arab Emirates	—	152,092	—	152,092
United Kingdom	—	112,952,218	—	112,952,218
Total Common Stock	—	136,088,802	—	136,088,802
Preferred Stock	—	14,204	—	14,204
Closed-End Funds	—	575,447	—	575,447
Short-Term Investments	5,208,000	1,133,029	—	6,341,029
Total Investments, at fair value	$5,208,000	$137,811,482	$—	$143,019,482
Other Financial Instruments+
Forward Foreign Currency Contracts	—	57,912	—	57,912
Total Assets	$5,208,000	$137,869,394	$—	$143,077,394
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(3,810)	$—	$(3,810)
Futures	(3,065)	—	—	(3,065)
Total Liabilities	$(3,065)	$(3,810)	$—	$(6,875)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 4,870,000	USD 6,157,767	Citibank N.A.	09/18/19	$48,903
USD 4,202,016	GBP 3,290,000	Societe Generale	09/18/19	9,009
GBP 850,000	USD 1,083,684	State Street Bank and Trust Co.	09/18/19	(385)
USD 532,403	GBP 420,000	The Bank of New York Mellon	09/18/19	(2,874)
GBP 339,000	USD 432,596	The Bank of New York Mellon	09/18/19	(551)
				$54,102
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
FTSE 100 Index	42	09/20/19	$3,930,483	$(3,065)
			$3,930,483	$(3,065)
Currency Abbreviations
GBP – British Pound
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$57,912
Total Asset Derivatives		$57,912
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,810
Equity contracts	Net Assets — Unrealized depreciation*	3,065
Total Liability Derivatives		$6,875

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$196,569	$—	$196,569
Equity contracts	—	690,515	690,515
Total	$196,569	$690,515	$887,084
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$16,818	$—	$16,818
Equity contracts	—	3,812	3,812
Total	$16,818	$3,812	$20,630
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Citibank N.A.	Societe Generale	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$48,903	$9,009	$—	$—	$57,912
Total Assets	$48,903	$9,009	$—	$—	$57,912
Liabilities:
Forward foreign currency contracts	$—	$—	$385	$3,425	$3,810
Total Liabilities	$—	$—	$385	$3,425	$3,810
Net OTC derivative instruments by counterparty, at fair value	$48,903	$9,009	$(385)	$(3,425)	54,102
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$48,903	$9,009	$(385)	$(3,425)	$54,102

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $149,412,383.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$18,844,789
Gross Unrealized Depreciation	(24,920,035)
Net Unrealized Depreciation	$(6,075,246)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2019 (Unaudited)

Geographic Diversification as of June 30, 2019 (as a percentage of net assets)

China	52.6%
Hong Kong	34.8%
United Kingdom	9.5%
Macau	0.9%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	China: 52.6%
29,000	AAC Technologies Holdings, Inc.	$164,068	0.3
3,145,746	Bank of China Ltd. - H Shares	1,327,408	2.7
346,451	Bank of Communications Co., Ltd. - H Shares	263,069	0.5
146,629	BOC Hong Kong Holdings Ltd.	577,300	1.2
4,284,107	China Construction Bank - H Shares	3,692,917	7.6
294,911	China Life Insurance Co., Ltd. - H Shares	728,921	1.5
109,000	China Mengniu Dairy Co., Ltd.	422,607	0.9
243,101	China Mobile Ltd.	2,213,110	4.5
150,991	China Overseas Land & Investment Ltd.	557,264	1.1
1,010,438	China Petroleum & Chemical Corp. - H Shares	688,330	1.4
110,444	China Resources Land Ltd.	486,261	1.0
134,841	China Shenhua Energy Co., Ltd. - H Shares	282,433	0.6
243,110	China Unicom Hong Kong Ltd.	265,817	0.5
230,811	CITIC Ltd.	332,206	0.7
707,714	CNOOC Ltd.	1,207,193	2.5
300,000	Country Garden Holdings Co. Ltd.	456,074	0.9
186,000	CSPC Pharmaceutical Group Ltd.	299,990	0.6
214,000	Geely Automobile Holdings Ltd.	366,931	0.8
28,500	Hengan International Group Co., Ltd.	209,852	0.4
2,921,340	Industrial & Commercial Bank of China - H Shares	2,132,349	4.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China (continued)
834,604		PetroChina Co., Ltd. - H Shares	$460,190	0.9
221,432		Ping An Insurance Group Co. of China Ltd. - H Shares	2,662,692	5.4
29,800		Shenzhou International Group Holdings Ltd.	411,082	0.8
274,000		Sino Biopharmaceutical Ltd.	280,323	0.6
28,200		Sunny Optical Technology Group Co. Ltd.	291,963	0.6
105,375		Tencent Holdings Ltd.	4,767,104	9.8
222,000		Want Want China Holdings Ltd.	180,535	0.4
			25,727,989	52.6
		Hong Kong: 34.8%
471,000		AIA Group Ltd.	5,086,283	10.4
102,536		CK Asset Holdings Ltd.	803,275	1.7
106,832		CK Hutchison Holdings Ltd.	1,053,764	2.2
31,330		CK Infrastructure Holdings Ltd.	255,349	0.5
74,931		CLP Holdings Ltd.	825,724	1.7
86,000		Galaxy Entertainment Group Ltd.	578,522	1.2
79,706		Hang Lung Properties Ltd.	189,622	0.4
30,243		Hang Seng Bank Ltd.	752,763	1.5
57,828		Henderson Land Development Co., Ltd.	318,825	0.7
402,043		Hong Kong & China Gas	891,291	1.8
47,041		Hong Kong Exchanges and Clearing Ltd.	1,662,433	3.4
83,500		Link REIT	1,027,502	2.1
60,643		MTR Corp.	408,482	0.8
243,100		New World Development Ltd.	380,250	0.8
54,822		Power Assets Holdings Ltd.	394,392	0.8
121,265		Sino Land Co.	203,371	0.4
46,055		Sun Hung Kai Properties Ltd.	781,326	1.6
19,591		Swire Pacific Ltd - Class A	240,720	0.5
58,000		Techtronic Industries Co., Ltd.	444,328	0.9
348,500	(1)	WH Group Ltd.	353,516	0.7
47,637		Wharf Real Estate Investment Co. Ltd.	335,718	0.7
			16,987,456	34.8
		Macau: 0.9%
96,000		Sands China Ltd.	458,599	0.9
		United Kingdom: 9.5%
554,828		HSBC Holdings PLC (HKD)	4,633,519	9.5
		Total Common Stock (Cost $30,410,154)	47,807,563	97.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
101,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $101,000)	$101,000	0.2
		Total Short-Term Investments (Cost $101,000)	101,000	0.2
		Total Investments in Securities (Cost $30,511,154)	$47,908,563	98.0
		Assets in Excess of Other Liabilities	967,816	2.0
		Net Assets	$48,876,379	100.0

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	48.1%
Communication Services	14.8
Real Estate	11.8
Energy	5.4
Utilities	4.9
Industrials	4.6
Consumer Discretionary	3.7
Consumer Staples	2.4
Health Care	1.2
Information Technology	0.9
Short-Term Investments	0.2
Assets in Excess of Other Liabilities	2.0
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
China	$—	$25,727,989	$—	$25,727,989
Hong Kong	—	16,987,456	—	16,987,456
Macau	—	458,599	—	458,599
United Kingdom	—	4,633,519	—	4,633,519
Total Common Stock	—	47,807,563	—	47,807,563
Short-Term Investments	101,000		—	101,000
Total Investments, at fair value	$101,000	$47,807,563	$—	$47,908,563
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,000	—	2,000
Futures	9,603	—	—	9,603
Total Assets	$110,603	$47,809,563	$—	$47,920,166
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(287)	$—	$(287)
Total Liabilities	$—	$(287)	$—	$(287)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD 3,770,000	USD 482,862	Brown Brothers Harriman & Co.	09/18/19	$(81)
HKD 6,010,000	USD 767,905	Citibank N.A.	09/18/19	1,727
USD 314,897	HKD 2,460,000	Citibank N.A.	09/18/19	(127)
USD 190,277	HKD 1,487,000	The Bank of New York Mellon	07/02/19	(79)
HKD 27,569,000	USD 3,528,920	The Bank of New York Mellon	07/03/19	273
				$1,713
At June 30, 2019, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Hang Seng Index	4	07/30/19	$729,803	$9,603
			$729,803	$9,603
Currency Abbreviations
HKD – Hong Kong Sar Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,000
Equity contracts	Net Assets — Unrealized appreciation*	9,603
Total Asset Derivatives		$11,603
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$287
Total Liability Derivatives		$287

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(4,613)	$—	$(4,613)
Equity contracts	—	96,086	96,086
Total	$(4,613)	$96,086	$91,473
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$2,936	$—	$2,936
Equity contracts	—	1,451	1,451
Total	$2,936	$1,451	$4,387

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Brown Brothers Harriman & Co.	Citibank N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$1,727	$273	$2,000
Total Assets	$—	$1,727	$273	$2,000
Liabilities:
Forward foreign currency contracts	$81	$127	$79	$287
Total Liabilities	$81	$127	$79	$287
Net OTC derivative instruments by counterparty, at fair value	$(81)	$1,600	$194	$1,713
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(81)	$1,600	$194	$1,713

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $31,725,556.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$17,857,256
Gross Unrealized Depreciation	(1,441,400)
Net Unrealized Appreciation	$16,415,856
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2019 (Unaudited)

Geographic Diversification as of June 30, 2019 (as a percentage of net assets)

Japan	22.7%
United Kingdom	13.8%
France	10.1%
Switzerland	9.3%
Germany	8.4%
Australia	7.2%
Netherlands	5.9%
Hong Kong	3.6%
Spain	2.8%
Sweden	2.4%
Countries between 0.0% – 2.0%^	9.5%
Assets in Excess of Other Liabilities*	4.3%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 16 countries, which each represents 0.0% – 2.0% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Australia: 7.2%
314,815		Australia & New Zealand Banking Group Ltd.	$6,248,871	0.4
324,747		BHP Group Ltd.	9,439,930	0.6
232,695		BHP Group PLC	5,951,047	0.4
194,770		Commonwealth Bank of Australia	11,333,383	0.7
49,963		CSL Ltd.	7,565,592	0.5
40,971		Rio Tinto Ltd.	3,000,112	0.2
379,014		Westpac Banking Corp.	7,553,845	0.4
9,770,994	(1)(2)(3)	Other Securities	63,869,548	4.0
			114,962,328	7.2
		Austria: 0.2%
93,718	(1)	Other Securities	3,483,211	0.2
		Belgium: 0.9%
83,757		Anheuser-Busch InBev SA/NV	7,411,689	0.4
128,943	(1)	Other Securities	7,613,101	0.5
			15,024,790	0.9
		China: 0.1%
414,309	(1)(2)	Other Securities	2,098,286	0.1
		Denmark: 1.6%
189,564		Novo Nordisk A/S	9,682,400	0.6
20,936	(4)	Orsted A/S	1,811,152	0.1
245,769	(1)(2)	Other Securities	14,920,596	0.9
			26,414,148	1.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Finland: 1.1%
1,358,744		Other Securities	$17,722,204	1.1
		France: 10.1%
47,256		Air Liquide SA	6,609,622	0.4
6,519	(4)	Amundi SA	455,155	0.0
124,162		BNP Paribas	5,885,937	0.4
67,769		Danone	5,738,152	0.4
27,790		L’Oreal S.A.	7,901,481	0.5
30,556		LVMH Moet Hennessy Louis Vuitton SE	12,990,138	0.8
123,490		Sanofi	10,672,292	0.7
261,823		Total SA	14,686,644	0.9
8,778	(4)(5)	Worldline SA/France	637,761	0.0
2,272,277	(1)(2)	Other Securities	97,242,980	6.0
			162,820,162	10.1
		Germany: 7.9%
19,909		Adidas AG	6,159,250	0.4
46,651		Allianz SE	11,251,115	0.7
101,380		BASF SE	7,375,318	0.5
102,498		Bayer AG	7,109,293	0.4
19,255	(4)	Covestro AG	980,264	0.1
12,157	(4)(5)	Delivery Hero SE	551,835	0.0
368,024		Deutsche Telekom AG	6,375,888	0.4
15,172	(4)	Innogy SE	719,412	0.1
108,162		SAP SE	14,828,129	0.9
84,365		Siemens AG	10,044,106	0.6
16,366	(4)	Siemens Healthineers AG	689,630	0.1
13,576	(4)(5)	Zalando SE	601,100	0.0
1,785,164	(1)	Other Securities	60,132,418	3.7
			126,817,758	7.9
		Hong Kong: 3.6%
1,329,099		AIA Group Ltd.	14,352,811	0.9
1,039,500	(4)	WH Group Ltd.	1,054,462	0.1
7,370,703		Other Securities	41,753,916	2.6
			57,161,189	3.6
		Ireland: 0.5%
354,570	(1)	Other Securities	7,933,015	0.5
		Israel: 0.6%
655,453	(2)	Other Securities	8,880,143	0.6
		Italy: 2.0%
892,153		Enel S.p.A.	6,223,437	0.4
42,468	(4)	Pirelli & C SpA	250,683	0.0
56,498	(4)	Poste Italiane SpA	595,359	0.1
4,675,288	(1)(2)	Other Securities	24,178,292	1.5
			31,247,771	2.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: 22.7%
10,044		Keyence Corp.	$6,194,361	0.4
148,893		Mitsubishi Corp.	3,934,554	0.2
201,561		Mitsubishi Electric Corp.	2,664,653	0.2
34,219		Mitsubishi Heavy Industries Ltd.	1,492,361	0.1
11,451		Mitsubishi Materials Corp.	326,225	0.0
73,915		Mitsubishi Motors Corp.	355,021	0.0
25,313		Mitsubishi Tanabe Pharma Corp.	281,700	0.0
1,335,006		Mitsubishi UFJ Financial Group, Inc.	6,358,600	0.4
40,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	217,744	0.0
185,100		Softbank Corp.	2,404,608	0.2
181,492		SoftBank Group Corp.	8,741,622	0.5
140,070		Sony Corp.	7,360,675	0.5
146,551		Sumitomo Mitsui Financial Group, Inc.	5,194,601	0.3
37,085		Sumitomo Mitsui Trust Holdings, Inc.	1,347,358	0.1
163,722		Takeda Pharmaceutical Co., Ltd.	5,824,056	0.4
16,205		Toyota Industries Corp.	893,749	0.1
251,158		Toyota Motor Corp.	15,587,831	1.0
23,454		Toyota Tsusho Corp.	712,458	0.0
15,567,059	(1)(2)	Other Securities	295,054,719	18.3
			364,946,896	22.7
		Luxembourg: 0.1%
96,540	(1)	Other Securities	1,521,574	0.1
		Macau: 0.1%
755,114		Other Securities	2,081,949	0.1
		Mexico: 0.0%
23,907		Other Securities	264,599	0.0
		Netherlands: 5.9%
46,859	(4)	ABN AMRO Bank NV	1,002,666	0.1
1,140	(4)(5)	Adyen NV	879,380	0.0
64,181		Airbus SE	9,082,996	0.6
46,609		ASML Holding NV	9,698,863	0.6
130,828		Koninklijke Ahold Delhaize NV	2,937,049	0.2
20,045		Koninklijke DSM NV	2,473,241	0.1
381,179		Koninklijke KPN NV	1,170,524	0.1
102,247		Koninklijke Philips NV	4,445,286	0.3
7,440		Koninklijke Vopak NV	342,617	0.0
486,358		Royal Dutch Shell PLC - Class A	15,873,609	1.0
413,335		Royal Dutch Shell PLC - Class B	13,543,670	0.8
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands (continued)
160,369		Unilever NV	$9,743,730	0.6
928,954	(1)(2)	Other Securities	24,274,289	1.5
			95,467,920	5.9
		New Zealand: 0.2%
728,227	(2)	Other Securities	3,797,388	0.2
		Norway: 0.6%
643,786		Other Securities	10,316,071	0.6
		Portugal: 0.2%
365,236		Other Securities	2,364,602	0.2
		Singapore: 1.3%
5,956,984		Other Securities	20,754,413	1.3
		Spain: 2.8%
7,487	(4)	Aena SME SA	1,483,945	0.1
1,790,251		Banco Santander SA	8,297,195	0.5
20,688	(4)	Cellnex Telecom SA	765,321	0.0
644,609		Iberdrola S.A.	6,417,844	0.4
26,211		Siemens Gamesa Renewable Energy SA	435,649	0.0
3,171,523	(1)	Other Securities	28,116,707	1.8
			45,516,661	2.8
		Sweden: 2.4%
2,377,214	(1)	Other Securities	38,336,539	2.4
		Switzerland: 9.3%
337,061		Nestle SA	34,893,311	2.2
238,601		Novartis AG	21,782,309	1.4
77,317		Roche Holding AG	21,740,602	1.3
16,690		Zurich Insurance Group AG	5,807,276	0.4
2,591,625	(1)(2)	Other Securities	65,004,178	4.0
			149,227,676	9.3
		United Arab Emirates: 0.0%
10,431	(1)	Other Securities	319,145	0.0
		United Kingdom: 13.8%
139,354		AstraZeneca PLC	11,392,463	0.7
103,586	(4)	Auto Trader Group PLC	721,455	0.0
2,218,059		BP PLC	15,452,753	1.0
252,330		British American Tobacco PLC	8,810,370	0.6
265,985		Diageo PLC	11,448,108	0.7
546,917		GlaxoSmithKline PLC	10,962,905	0.7
2,205,825		HSBC Holdings PLC	18,410,463	1.1
78,507	(4)	Merlin Entertainments PLC	448,760	0.0
285,756		Prudential PLC	6,238,354	0.4
77,377		Reckitt Benckiser Group PLC	6,109,300	0.4
125,392		Rio Tinto PLC	7,760,926	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom (continued)
122,315		Unilever PLC	$7,592,765	0.5
24,811,404	(1)(2)	Other Securities	115,823,301	7.2
			221,171,923	13.8
		Total Common Stock (Cost $1,296,134,667)	1,530,652,361	95.2
PREFERRED STOCK: 0.5%
		Germany: 0.5%
74,341		Other Securities	7,933,473	0.5
		United Kingdom: 0.0%
13,298,726	(2)	Other Securities	16,889	0.0
		Total Preferred Stock (Cost $7,971,405)	7,950,362	0.5
RIGHTS: 0.0%
		Spain: 0.0%
182,148	(1)(2)	Other Securities	129,024	0.0
		Total Rights (Cost $133,147)	129,024	0.0
		Total Long-Term Investments (Cost $1,304,239,219)	1,538,731,747	95.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.8%
		Commercial Paper: 0.0%
500,000	(6)	Pfizer Inc., 2.480%, 07/23/2019
		(Cost $499,198)	499,198	0.0
		Floating Rate Notes: 1.0%
400,000	(6)	Bank Of America Corp., 2.520%, 11/07/2019	400,056	0.0
500,000	(6)	Crédit Agricole Group, 2.550%, 11/07/2019	500,122	0.0
400,000	(6)	Credit Suisse Group AG, 2.550%, 10/10/2019	400,128	0.0
400,000	(6)	DNB ASA, 2.510%, 10/10/2019	400,082	0.0
500,000	(6)	DNB ASA, 2.530%, 11/04/2019	500,067	0.1
500,000	(6)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	500,068	0.0
500,000	(6)	Lloyds Bank PLC, 2.530%, 11/08/2019	500,104	0.0
600,000	(6)	Lloyds Bank PLC, 2.530%, 11/13/2019	600,128	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
500,000	(6)	Lloyds Bank PLC, 2.560%, 11/01/2019	$500,103	0.0
413,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	413,359	0.1
300,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	300,043	0.0
800,000	(6)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	800,099	0.1
252,000	(6)	Mizuho Financial Group Inc., 2.520%, 10/15/2019	252,058	0.0
500,000	(6)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	500,068	0.0
400,000	(6)	National Bank Of Canada, 2.510%, 10/10/2019	400,082	0.0
500,000	(6)	National Bank Of Canada, 2.520%, 11/06/2019	500,075	0.1
300,000	(6)	Oversea-Chinese Banking Corp., Ltd., 2.490%, 10/15/2019	300,053	0.0
400,000	(6)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	400,055	0.1
300,000	(6)	Royal Bank Of Canada, 2.510%, 10/11/2019	300,061	0.0
500,000	(6)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	500,104	0.0
500,000	(6)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	500,107	0.1
600,000	(6)	State Street Bank & Trust Co., 2.480%, 11/15/2019	600,047	0.0
385,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.480%, 08/21/2019	385,053	0.0
400,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	400,051	0.0
300,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	300,052	0.0
400,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.560%, 10/01/2019	400,055	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
800,000	(6)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	$799,910	0.1
300,000	(6)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	299,976	0.0
500,000	(6)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	499,964	0.1
530,000	(6)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	530,112	0.0
600,000	(6)	Toronto-Dominion Bank, 2.480%, 11/18/2019	600,055	0.1
400,000	(6)	Toronto-Dominion Bank, 2.510%, 10/09/2019	400,083	0.0
614,000	(6)	Wells Fargo & Co., 2.530%, 11/04/2019	614,150	0.0
			15,296,530	1.0
		Repurchase Agreements: 2.0%
9,809,631	(6)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $9,811,631, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $10,005,824, due 06/30/19-02/15/49)	9,809,631	0.6
11,335,565	(6)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $11,337,894, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,562,277, due 07/02/19-01/20/63)	11,335,565	0.7
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
11,335,565	(6)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $11,337,922, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,562,276, due 07/05/19-09/09/49)	$11,335,565	0.7
			32,480,761	2.0
		Certificates of Deposit: 0.0%
400,000	(6)	The Norinchukin Bank, 2.550%, 07/08/2019 (Cost $400,016)	400,016	0.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.8%
60,417,000	(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $60,417,000)	60,417,000	3.8
		Total Short-Term Investments (Cost $109,093,505)	109,093,505	6.8
		Total Investments in Securities (Cost $1,413,332,724)	$1,647,825,252	102.5
		Liabilities in Excess of Other Assets	(39,672,471)	(2.5)
		Net Assets	$1,608,152,781	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains Level 3 securities.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
Non-income producing security.

(6)
Represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	18.1%
Industrials	14.2
Consumer Staples	11.1
Health Care	10.7
Consumer Discretionary	10.6
Materials	7.1
Information Technology	6.4
Energy	5.2
Communication Services	5.2
Utilities	3.6
Real Estate	3.5
Industrial	0.0
Short-Term Investments	6.8
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$114,962,328	$—	$114,962,328
Austria	—	3,483,211	—	3,483,211
Belgium	—	15,024,790	—	15,024,790
China	482,413	1,615,873	—	2,098,286
Denmark	1,659,202	24,754,946	—	26,414,148
Finland	766,879	16,955,325	—	17,722,204
France	11,433,754	151,386,408	—	162,820,162
Germany	2,464,076	124,353,682	—	126,817,758
Hong Kong	1,706,073	55,455,116	—	57,161,189
Ireland	4,060,216	3,872,799	—	7,933,015
Israel	3,936,831	4,943,312	—	8,880,143
Italy	—	31,247,771	—	31,247,771
Japan	—	364,946,896	—	364,946,896
Luxembourg	630,821	890,753	—	1,521,574
Macau	—	2,081,949	—	2,081,949
Mexico	—	264,599	—	264,599
Netherlands	3,902,311	91,565,609	—	95,467,920
New Zealand	—	3,797,388	—	3,797,388
Norway	269,369	10,046,702	—	10,316,071
Portugal	—	2,364,602	—	2,364,602
Singapore	—	20,754,413	—	20,754,413
Spain	—	45,516,661	—	45,516,661
Sweden	391,971	37,944,568	—	38,336,539
Switzerland	4,715,901	144,511,775	—	149,227,676
United Arab Emirates	—	319,145	—	319,145
United Kingdom	1,421,774	219,750,149	—	221,171,923
Total Common Stock	37,841,591	1,492,810,770	—	1,530,652,361
Preferred Stock	—	7,950,362	—	7,950,362
Rights	129,024	—	—	129,024
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Short-Term Investments	60,417,000	48,676,505	—	109,093,505
Total Investments, at fair value	$98,387,615	$1,549,437,637	$—	$1,647,825,252
Other Financial Instruments+
Futures	1,272,868	—	—	1,272,868
Total Assets	$99,660,483	$1,549,437,637	$—	$1,649,098,120

(1)
For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $3,884,844 and $21,026,888 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the following futures contracts were outstanding for Voya International Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI EAFE Index	688	09/20/19	$66,161,520	$1,272,868
			$66,161,520	$1,272,868
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$1,272,868
Total Asset Derivatives		$1,272,868

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(644,198)	$—	$(644,198)
Equity contracts	—	9,191,023	9,191,023
Total	$(644,198)	$9,191,023	$8,546,825
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts
Equity contracts	$421	$—	$421
Total	—	3,028,363	3,028,363
	$421	$3,028,363	$3,028,784
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $1,439,471,467.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$356,448,166
Gross Unrealized Depreciation	(143,631,302)
Net Unrealized Appreciation	$212,816,864
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Industrials	22.6%
Consumer Discretionary	17.4%
Information Technology	11.0%
Financials	10.4%
Consumer Staples	8.8%
Communication Services	8.5%
Health Care	8.4%
Materials	6.4%
Real Estate	2.9%
Utilities	1.6%
Energy	0.9%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 8.5%
60,300		KDDI Corp.	$1,534,435	1.0
4,300		Nintendo Co., Ltd.	1,577,665	1.0
49,900		Nippon Telegraph & Telephone Corp.	2,324,826	1.5
46,100		NTT DoCoMo, Inc.	1,075,602	0.7
77,600		Softbank Corp.	1,008,091	0.6
61,200		SoftBank Group Corp.	2,947,718	1.9
197,830	(1)(2)	Other Securities	2,828,333	1.8
			13,296,670	8.5
		Consumer Discretionary: 17.4%
22,700	(3)	Bridgestone Corp.	895,491	0.6
16,300		Denso Corp.	687,307	0.4
62,800		Honda Motor Co., Ltd.	1,623,932	1.0
28,000		Mitsubishi Motors Corp.	134,487	0.1
8,400		Oriental Land Co., Ltd.	1,042,088	0.7
85,050		Panasonic Corp.	710,436	0.5
50,012		Sony Corp.	2,628,129	1.7
2,600		Toyota Boshoku Corp.	34,186	0.0
6,000		Toyota Industries Corp.	330,916	0.2
82,882		Toyota Motor Corp.	5,143,976	3.3
803,261	(1)(2)	Other Securities	13,895,889	8.9
			27,126,837	17.4
		Consumer Staples: 8.8%
15,600		Asahi Group Holdings, Ltd.	702,292	0.4
42,900	(3)	Japan Tobacco, Inc.	945,674	0.6
18,100		Kao Corp.	1,381,109	0.9
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples (continued)
33,800		Kirin Holdings Co., Ltd.	$729,827	0.5
30,643		Seven & I Holdings Co., Ltd.	1,038,227	0.7
14,800		Shiseido Co., Ltd.	1,119,423	0.7
289,936	(1)(2)	Other Securities	7,798,551	5.0
			13,715,103	8.8
		Energy: 0.9%
195,965		Other Securities	1,508,798	0.9
		Financials: 10.4%
19,700		Japan Post Bank Co. Ltd.	200,184	0.1
57,400		Japan Post Holdings Co. Ltd.	650,056	0.4
2,700		Japan Post Insurance Co. Ltd.	50,091	0.0
503,400		Mitsubishi UFJ Financial Group, Inc.	2,397,681	1.5
16,800		Mitsubishi UFJ Lease & Finance Co., Ltd.	89,274	0.1
989,000		Mizuho Financial Group, Inc.	1,438,131	0.9
128,700		Nomura Holdings, Inc.	455,621	0.3
48,700		ORIX Corp.	727,816	0.5
51,452		Sumitomo Mitsui Financial Group, Inc.	1,823,752	1.2
14,344		Sumitomo Mitsui Trust Holdings, Inc.	521,141	0.3
26,200		Tokio Marine Holdings, Inc.	1,314,595	0.9
785,979	(1)(2)	Other Securities	6,597,229	4.2
			16,265,571	10.4
		Health Care: 8.4%
65,900		Astellas Pharma, Inc.	939,125	0.6
21,300		Daiichi Sankyo Co., Ltd.	1,117,089	0.7
15,000		Hoya Corp.	1,152,814	0.7
7,800		Mitsubishi Tanabe Pharma Corp.	86,804	0.1
65,100		Takeda Pharmaceutical Co., Ltd.	2,315,792	1.5
278,640	(2)	Other Securities	7,483,120	4.8
			13,094,744	8.4
		Industrials: 22.6%
6,600		Central Japan Railway Co.	1,323,353	0.9
10,200		Daikin Industries Ltd.	1,335,577	0.9
13,100		East Japan Railway Co.	1,226,734	0.8
7,100		Fanuc Ltd.	1,319,270	0.8
3,000		Hitachi Construction Machinery Co., Ltd.	78,485	0.1
51,100		Itochu Corp.	978,924	0.6
33,700		Komatsu Ltd.	818,162	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials (continued)
51,300		Mitsubishi Corp.	$1,355,622	0.9
74,300		Mitsubishi Electric Corp.	982,252	0.6
12,400		Mitsubishi Heavy Industries Ltd.	540,790	0.3
2,500		Mitsubishi Logistics Corp.	68,852	0.0
60,000		Mitsui & Co., Ltd.	979,374	0.6
8,914		Nidec Corp.	1,224,204	0.8
3,700		Nomura Co., Ltd.	46,311	0.0
51,100		Recruit Holdings Co. Ltd.	1,710,925	1.1
2,200		SMC Corp.	824,725	0.5
8,200		Toyota Tsusho Corp.	249,090	0.2
1,157,179	(1)(2)	Other Securities	20,238,499	13.0
			35,301,149	22.6
		Information Technology: 11.0%
2,200		Canon Marketing Japan, Inc.	48,130	0.0
39,866	(3)	Canon, Inc.	1,167,399	0.7
15,400		Fuji Film Holdings Corp.	781,855	0.5
2,300		Hitachi High-Technologies Corp.	118,241	0.1
33,529		Hitachi Ltd.	1,233,623	0.8
3,500		Itochu Techno-Solutions Corp.	89,979	0.1
3,700		Keyence Corp.	2,281,873	1.5
11,300		Kyocera Corp.	740,418	0.5
23,465		Murata Manufacturing Co., Ltd.	1,056,412	0.7
14,096		Nomura Research Institute Ltd.	226,681	0.1
5,000		Tokyo Electron Ltd.	702,777	0.4
394,771	(1)(2)	Other Securities	8,668,953	5.6
			17,116,341	11.0
		Materials: 6.4%
3,400		Hitachi Chemical Co., Ltd.	92,670	0.1
8,020		Hitachi Metals Ltd.	90,944	0.0
4,852		Mitsubishi Materials Corp.	138,227	0.1
12,800		Shin-Etsu Chemical Co., Ltd.	1,197,593	0.8
1,500		Shin-Etsu Polymer Co., Ltd.	10,904	0.0
643,008	(1)	Other Securities	8,408,917	5.4
			9,939,255	6.4
		Real Estate: 2.9%
23,060		Daiwa House Industry Co., Ltd.	673,830	0.4
51,400		Mitsubishi Estate Co., Ltd.	957,965	0.6
38,800		Mitsui Fudosan Co., Ltd.	943,003	0.6
4,900		Nomura Real Estate Holdings, Inc.	105,541	0.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate (continued)
118,886	(1)(2)	Other Securities	$1,797,287	1.2
			4,477,626	2.9
		Utilities: 1.6%
224,121	(1)(2)	Other Securities	2,571,081	1.6
		Total Common Stock (Cost $129,826,442)	154,413,175	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.5%
		Repurchase Agreements: 4.9%
1,766,194	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,766,557, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,801,518, due 06/01/46-07/01/49)	1,766,194	$1.1
1,766,194	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,766,561, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,801,518, due 06/30/19-05/20/69)	1,766,194	1.1
1,766,194	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,766,557, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,801,518, due 07/02/19-01/20/63)	1,766,194	1.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,766,194	(4)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,766,558, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,801,518, due 07/02/19-01/20/49)	$1,766,194	1.1
603,883	(4)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $604,009, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $615,961, due 07/31/19-06/30/22)	603,883	0.4
			7,668,659	4.9
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 4.6%
7,105,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $7,105,000)	$7,105,000	4.6
		Total Short-Term Investments (Cost $14,773,659)	14,773,659	9.5
		Total Investments in Securities (Cost $144,600,101)	$169,186,834	108.4
		Liabilities in Excess of Other Assets	(13,131,260)	(8.4)
		Net Assets	$156,055,574	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Security, or a portion of the security, is on loan.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$—	$13,296,670	$—	$13,296,670
Consumer Discretionary	22,633	27,104,204	—	27,126,837
Consumer Staples	4,805	13,710,298	—	13,715,103
Energy	—	1,508,798	—	1,508,798
Financials	—	16,265,571	—	16,265,571
Health Care	—	13,094,744	—	13,094,744
Industrials	—	35,301,149	—	35,301,149
Information Technology	—	17,116,341	—	17,116,341
Materials	—	9,939,255	—	9,939,255
Real Estate	—	4,477,626	—	4,477,626
Utilities	—	2,571,081	—	2,571,081
Total Common Stock	27,438	154,385,737	—	154,413,175
Short-Term Investments	7,105,000	7,668,659	—	14,773,659
Total Investments, at fair value	$7,132,438	$162,054,396	$—	$169,186,834
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Other Financial Instruments+
Forward Foreign Currency Contracts	—	52,051	—	52,051
Total Assets	$7,132,438	$162,106,447	$—	$169,238,885
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(2,438)	$—	$(2,438)
Futures	(2,200)	—	—	(2,200)
Total Liabilities	$(2,200)	$(2,438)	$—	$(4,638)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,147,595	JPY 123,000,000	Brown Brothers Harriman & Co.	09/24/19	$(404)
JPY 848,617,000	USD 7,869,814	Goldman Sachs & Co.	09/18/19	47,282
USD 4,793,368	JPY 513,280,000	Morgan Stanley Capital Services LLC	09/18/19	4,769
USD 483,096	JPY 52,000,000	The Bank of New York Mellon	09/18/19	(2,034)
				$49,613
At June 30, 2019, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Tokyo Price Index (TOPIX)	16	09/12/19	$2,301,720	$(2,200)
			$2,301,720	$(2,200)
Currency Abbreviations
JPY – Japanese Yen
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$52,051
Total Asset Derivatives		$52,051
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,438
Equity contracts	Net Assets — Unrealized depreciation*	2,200
Total Liability Derivatives		$4,638

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$164,244	$—	$164,244
Equity contracts	—	89,210	89,210
Total	$164,244	$89,210	$253,454
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(40,444)	$—	$(40,444)
Equity contracts	—	130,293	130,293
Total	$(40,444)	$130,293	$89,849
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Brown Brothers Harriman & Co.	Goldman Sachs & Co.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$47,282	$4,769	$—	$52,051
Total Assets	$—	$47,282	$4,769	$—	$52,051
Liabilities:
Forward foreign currency contracts	$404	$—	$—	$2,034	$2,438
Total Liabilities	$404	$—	$—	$2,034	$2,438
Net OTC derivative instruments by counterparty, at fair value	$(404)	$47,282	$4,769	$(2,034)	49,613
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—
Net Exposure(1)	$(404)	$47,282	$4,769	$(2,034)	$49,613

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $149,355,400.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,701,925
Gross Unrealized Depreciation	(11,581,738)
Net Unrealized Appreciation	$21,120,187
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	38.0%
Health Care	14.5%
Consumer Discretionary	14.3%
Communication Services	13.2%
Industrials	7.8%
Consumer Staples	5.1%
Financials	2.8%
Real Estate	2.3%
Materials	1.0%
Energy	0.1%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 13.2%
20,756	(1)	Alphabet, Inc. - Class A	$22,474,597	3.0
21,070	(1)	Alphabet, Inc. - Class C	22,774,774	3.0
146,744		Comcast Corp. – Class A	6,204,336	0.8
165,672	(1)	Facebook, Inc. - Class A	31,974,696	4.3
29,197	(1)	NetFlix, Inc.	10,724,642	1.4
39,102	(2)	Other Securities	5,411,376	0.7
			99,564,421	13.2
		Consumer Discretionary: 14.3%
28,028	(1)	Amazon.com, Inc.	53,074,662	7.0
2,994	(1)	Booking Holdings, Inc.	5,612,882	0.8
43,551		Home Depot, Inc.	9,057,301	1.2
55,245		Lowe’s Cos, Inc.	5,574,773	0.7
85,504		Nike, Inc.	7,178,061	1.0
83,937		Starbucks Corp.	7,036,439	0.9
84,146		TJX Cos., Inc.	4,449,640	0.6
172,863	(2)(3)	Other Securities	16,150,322	2.1
			108,134,080	14.3
		Consumer Staples: 5.1%
181,238		Coca-Cola Co.	9,228,639	1.2
30,459		Costco Wholesale Corp.	8,049,096	1.1
81,564		PepsiCo, Inc.	10,695,487	1.4
147,889	(2)	Other Securities	10,854,398	1.4
			38,827,620	5.1
		Energy: 0.1%
9,109		Other Securities	642,731	0.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 2.8%
17,047		S&P Global, Inc.	$3,883,136	0.5
182,808		Other Securities	17,386,757	2.3
			21,269,893	2.8
		Health Care: 14.5%
51,689		Abbott Laboratories	4,347,045	0.6
102,509		AbbVie, Inc.	7,454,455	1.0
38,891		Amgen, Inc.	7,166,834	1.0
96,218	(1)	Boston Scientific Corp.	4,135,450	0.5
48,711	(1)	Celgene Corp.	4,502,845	0.6
59,618		Eli Lilly & Co.	6,605,078	0.9
7,939	(1)	Intuitive Surgical, Inc.	4,164,402	0.6
169,277		Merck & Co., Inc.	14,193,876	1.9
23,771		Stryker Corp.	4,886,842	0.6
18,822		Thermo Fisher Scientific, Inc.	5,527,645	0.7
65,519		UnitedHealth Group, Inc.	15,987,291	2.1
227,496	(2)	Other Securities	30,490,637	4.0
			109,462,400	14.5
		Industrials: 7.8%
29,666		3M Co.	5,142,304	0.7
36,690		Boeing Co.	13,355,527	1.8
24,603		Honeywell International, Inc.	4,295,438	0.6
17,140		Lockheed Martin Corp.	6,231,076	0.8
49,083		Union Pacific Corp.	8,300,426	1.1
48,402		United Parcel Service, Inc. - Class B	4,998,475	0.6
131,170	(2)	Other Securities	16,879,631	2.2
			59,202,877	7.8
		Information Technology: 38.0%
44,182		Accenture PLC	8,163,508	1.1
33,756	(1)	Adobe, Inc.	9,946,205	1.3
319,123		Apple, Inc.	63,160,824	8.4
30,156		Automatic Data Processing, Inc.	4,985,691	0.7
26,775		Broadcom, Inc.	7,707,452	1.0
305,409		Cisco Systems, Inc.	16,715,035	2.2
37,197		International Business Machines Corp.	5,129,466	0.7
17,250		Intuit, Inc.	4,507,943	0.6
62,226		Mastercard, Inc. - Class A	16,460,644	2.2
510,294		Microsoft Corp.	68,358,984	9.0
40,446		Nvidia Corp.	6,642,447	0.9
159,229		Oracle Corp.	9,071,276	1.2
81,443	(1)	PayPal Holdings, Inc.	9,321,966	1.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
84,292		Qualcomm, Inc.	$6,412,092	0.8
51,023	(1)	Salesforce.com, Inc.	7,741,720	1.0
64,990		Texas Instruments, Inc.	7,458,252	1.0
120,600		Visa, Inc. - Class A	20,930,130	2.8
122,584	(2)	Other Securities	14,544,312	1.9
			287,257,947	38.0
		Materials: 1.0%
34,812		Other Securities	7,351,694	1.0
		Real Estate: 2.3%
30,445		American Tower Corp.	6,224,480	0.8
61,161		Other Securities	11,534,955	1.5
			17,759,435	2.3
		Total Common Stock (Cost $302,055,849)	749,473,098	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements: 0.3%
1,000,000	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,020,000, due 06/01/46-07/01/49)	1,000,000	0.2
1,000,000	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
208,876	(4)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $208,919, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $213,054, due 07/18/19-09/09/49)	$208,876	0.0
			2,208,876	0.3
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
3,378,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $3,378,000)	3,378,000	0.4
		Total Short-Term Investments (Cost $5,586,876)	5,586,876	0.7
		Total Investments in Securities (Cost $307,642,725)	$755,059,974	99.8
		Assets in Excess of Other Liabilities	1,782,216	0.2
		Net Assets	$756,842,190	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$749,473,098	$—	$—	$749,473,098
Short-Term Investments	3,378,000	2,208,876	—	5,586,876
Total Investments, at fair value	$752,851,098	$2,208,876	$—	$755,059,974
Other Financial Instruments+
Futures	79,718	—	—	79,718
Total Assets	$752,930,816	$2,208,876	$—	$755,139,692

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	52	09/20/19	$7,654,920	$79,718
			$7,654,920	$79,718
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$79,718
Total Asset Derivatives		$79,718

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,267,560
Total	$1,267,560

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$272,270
Total	$272,270

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $307,714,771.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$448,574,153
Gross Unrealized Depreciation	(1,149,232)
Net Unrealized Appreciation	$447,424,921
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	23.3%
Health Care	15.1%
Financials	13.1%
Communication Services	11.7%
Consumer Discretionary	9.9%
Industrials	8.2%
Consumer Staples	7.7%
Energy	4.8%
Materials	2.0%
Utilities	1.9%
Real Estate	1.6%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 11.7%
14,413	(1)	Alphabet, Inc. - Class A	$15,606,396	1.6
14,631	(1)	Alphabet, Inc. - Class C	15,814,794	1.6
351,443		AT&T, Inc.	11,776,855	1.2
216,806		Comcast Corp. – Class A	9,166,558	1.0
115,042	(1)	Facebook, Inc. - Class A	22,203,106	2.3
20,274	(1)	NetFlix, Inc.	7,447,046	0.8
199,224		Verizon Communications, Inc.	11,381,667	1.2
84,042		Walt Disney Co.	11,735,625	1.2
73,369	(2)	Other Securities	7,308,247	0.8
			112,440,294	11.7
		Consumer Discretionary: 9.9%
19,910	(1)	Amazon.com, Inc.	37,702,173	3.9
53,055		Home Depot, Inc.	11,033,848	1.2
36,937		McDonald’s Corp.	7,670,338	0.8
630,474	(2)(3)	Other Securities	38,476,965	4.0
			94,883,324	9.9
		Consumer Staples: 7.7%
184,532		Coca-Cola Co.	9,396,370	1.0
21,150		Costco Wholesale Corp.	5,589,099	0.6
67,426		PepsiCo, Inc.	8,841,571	0.9
74,812		Philip Morris International, Inc.	5,874,986	0.6
118,988		Procter & Gamble Co.	13,047,034	1.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples (continued)
67,597		Walmart, Inc.	$7,468,793	0.8
380,587	(2)	Other Securities	23,999,643	2.5
			74,217,496	7.7
		Energy: 4.8%
91,770		Chevron Corp.	11,419,859	1.2
203,775		Exxon Mobil Corp.	15,615,278	1.6
376,451		Other Securities	19,564,792	2.0
			46,599,929	4.8
		Financials: 13.1%
414,070		Bank of America Corp.	12,008,030	1.2
94,166	(1)	Berkshire Hathaway, Inc. – Class B	20,073,366	2.1
111,263		Citigroup, Inc.	7,791,748	0.8
155,264		JPMorgan Chase & Co.	17,358,515	1.8
194,941		Wells Fargo & Co.	9,224,608	1.0
688,374		Other Securities	59,321,116	6.2
			125,777,383	13.1
		Health Care: 15.1%
82,894		Abbott Laboratories	6,971,385	0.7
71,182		AbbVie, Inc.	5,176,355	0.5
29,354		Amgen, Inc.	5,409,355	0.6
127,877		Johnson & Johnson	17,810,709	1.9
64,600		Medtronic PLC	6,291,394	0.6
123,994		Merck & Co., Inc.	10,396,897	1.1
267,812		Pfizer, Inc.	11,601,616	1.2
19,192		Thermo Fisher Scientific, Inc.	5,636,307	0.6
45,496		UnitedHealth Group, Inc.	11,101,479	1.2
574,971	(2)	Other Securities	64,041,726	6.7
			144,437,223	15.1
		Industrials: 8.2%
25,478		Boeing Co.	9,274,247	1.0
35,009		Honeywell International, Inc.	6,112,221	0.6
34,083		Union Pacific Corp.	5,763,776	0.6
858,979	(2)	Other Securities	57,599,757	6.0
			78,750,001	8.2
		Information Technology: 23.3%
30,680		Accenture PLC	5,668,744	0.6
23,440	(1)	Adobe, Inc.	6,906,596	0.7
221,598		Apple, Inc.	43,858,676	4.6
18,592		Broadcom, Inc.	5,351,893	0.6
212,075		Cisco Systems, Inc.	11,606,865	1.2
215,683		Intel Corp.	10,324,745	1.1

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
42,694		International Business Machines Corp.	$5,887,502	0.6
43,210		Mastercard, Inc. - Class A	11,430,341	1.2
364,106		Microsoft Corp.	48,775,640	5.1
110,568		Oracle Corp.	6,299,059	0.6
56,554	(1)	PayPal Holdings, Inc.	6,473,171	0.7
35,430	(1)	Salesforce.com, Inc.	5,375,794	0.6
45,129		Texas Instruments, Inc.	5,179,004	0.5
83,745		Visa, Inc. - Class A	14,533,945	1.5
405,933	(2)	Other Securities	35,476,720	3.7
			223,148,695	23.3
		Materials: 2.0%
26,121	(1)	Linde Public Ltd.	5,245,097	0.6
128,245		Other Securities	13,799,268	1.4
			19,044,365	2.0
		Real Estate: 1.6%
97,236		Other Securities	15,433,273	1.6
		Utilities: 1.9%
217,150		Other Securities	17,889,702	1.9
		Total Common Stock (Cost $328,542,056)	952,621,685	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.2%
499,928	(4)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $500,030, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $509,927, due 06/30/19-02/15/49)	499,928	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,000,000	(4)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $1,020,000, due 04/01/26-06/20/49)	$1,000,000	0.1
			1,499,928	0.2
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
5,903,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $5,903,000)	5,903,000	0.6
		Total Short-Term Investments (Cost $7,402,928)	7,402,928	0.8
		Total Investments in Securities (Cost $335,944,984)	$960,024,613	100.1
		Liabilities in Excess of Other Assets	(917,490)	(0.1)
		Net Assets	$959,107,123	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$952,621,685	$—	$—	$952,621,685
Short-Term Investments	5,903,000	1,499,928	—	7,402,928
Total Investments, at fair value	$958,524,685	$1,499,928	$—	$960,024,613
Other Financial Instruments+
Futures	314,731	—	—	314,731
Total Assets	$958,839,416	$1,499,928	$—	$960,339,344

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	49	09/20/19	$7,213,290	$314,731
			$7,213,290	$314,731
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$314,731
Total Asset Derivatives		$314,731

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,118,221
Total	$1,118,221

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$748,825
Total	$748,825

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $338,802,949.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$627,997,189
Gross Unrealized Depreciation	(6,460,795)
Net Unrealized Appreciation	$621,536,394
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Financials	25.7%
Health Care	15.8%
Consumer Staples	10.9%
Energy	10.7%
Communication Services	10.0%
Industrials	8.7%
Information Technology	5.2%
Consumer Discretionary	4.4%
Utilities	4.1%
Materials	3.2%
Real Estate	0.7%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 10.0%
310,869		AT&T, Inc.	$10,417,220	2.7
101,641		Comcast Corp. – Class A	4,297,382	1.1
176,223		Verizon Communications, Inc.	10,067,620	2.7
74,340		Walt Disney Co.	10,380,838	2.7
40,881	(1)	Other Securities	3,140,789	0.8
			38,303,849	10.0
		Consumer Discretionary: 4.4%
20,180		Home Depot, Inc.	4,196,835	1.1
27,412		McDonald’s Corp.	5,692,376	1.5
265,236		Other Securities	6,871,374	1.8
			16,760,585	4.4
		Consumer Staples: 10.9%
51,906		Coca-Cola Co.	2,643,053	0.7
35,783		Colgate-Palmolive Co.	2,564,568	0.7
60,509		Mondelez International, Inc.	3,261,435	0.8
66,175		Philip Morris International, Inc.	5,196,723	1.4
99,146		Procter & Gamble Co.	10,871,359	2.8
59,793		Walmart, Inc.	6,606,528	1.7
165,167		Other Securities	10,656,675	2.8
			41,800,341	10.9
		Energy: 10.7%
81,175		Chevron Corp.	10,101,417	2.7
48,159		ConocoPhillips	2,937,699	0.8
24,696		EOG Resources, Inc.	2,300,679	0.6
180,249		Exxon Mobil Corp.	13,812,481	3.6
58,952		Schlumberger Ltd.	2,342,752	0.6
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
195,602		Other Securities	$9,331,347	2.4
			40,826,375	10.7
		Financials: 25.7%
366,265		Bank of America Corp.	10,621,685	2.8
83,295	(2)	Berkshire Hathaway, Inc. – Class B	17,755,995	4.6
5,041		BlackRock, Inc.	2,365,741	0.6
19,380		Chubb Ltd.	2,854,480	0.8
98,417		Citigroup, Inc.	6,892,143	1.8
15,071		CME Group, Inc.	2,925,432	0.8
14,011		Goldman Sachs Group, Inc.	2,866,651	0.8
137,338		JPMorgan Chase & Co.	15,354,388	4.0
51,487		Morgan Stanley	2,255,645	0.6
19,193		PNC Financial Services Group, Inc.	2,634,815	0.7
61,539		US Bancorp	3,224,644	0.8
172,434		Wells Fargo & Co.	8,159,577	2.1
300,416		Other Securities	20,279,869	5.3
			98,191,065	25.7
		Health Care: 15.8%
41,574		Abbott Laboratories	3,496,373	0.9
13,961		Allergan plc	2,337,490	0.6
7,755		Anthem, Inc.	2,188,539	0.6
10,429		Becton Dickinson & Co.	2,628,212	0.7
55,265		CVS Health Corp.	3,011,390	0.8
25,664		Danaher Corp.	3,667,899	1.0
46,486		Gilead Sciences, Inc.	3,140,594	0.8
96,034		Johnson & Johnson	13,375,616	3.5
57,142		Medtronic PLC	5,565,059	1.4
236,893		Pfizer, Inc.	10,262,205	2.7
94,452	(1)	Other Securities	10,852,888	2.8
			60,526,265	15.8
		Industrials: 8.7%
21,770		Caterpillar, Inc.	2,967,033	0.8
368,406		General Electric Co.	3,868,263	1.0
15,855		Honeywell International, Inc.	2,768,125	0.7
34,532		United Technologies Corp.	4,496,067	1.2
196,055	(1)	Other Securities	19,194,452	5.0
			33,293,940	8.7
		Information Technology: 5.2%
190,782		Intel Corp.	9,132,735	2.4
192,963	(1)	Other Securities	10,655,407	2.8
			19,788,142	5.2
		Materials: 3.2%
31,909		DowDuPont, Inc.	2,395,409	0.6
23,105	(2)	Linde Public Ltd.	4,639,484	1.2
60,147		Other Securities	5,294,982	1.4
			12,329,875	3.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 0.7%
29,736	Other Securities	$2,742,474	0.7
	Utilities: 4.1%
34,109	Dominion Energy, Inc.	2,637,308	0.7
31,007	Duke Energy Corp.	2,736,057	0.7
20,372	NextEra Energy, Inc.	4,173,408	1.1
44,290	Southern Co.	2,448,351	0.6
62,302	Other Securities	3,829,310	1.0
		15,824,434	4.1
	Total Common Stock (Cost $282,112,900)	380,387,345	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
2,368,000	(3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $2,368,000)	2,368,000	0.6
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $2,368,000)	$2,368,000	0.6
Total Investments in Securities (Cost $284,480,900)	$382,755,345	100.0
Liabilities in Excess of Other Assets	(63,635)	—
Net Assets	$382,691,710	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
The grouping contains non-income producing securities.

(2)
Non-income producing security.

(3)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$380,387,345	$—	$—	$380,387,345
Short-Term Investments	2,368,000	—	—	2,368,000
Total Investments, at fair value	$382,755,345	$—	$—	$382,755,345
Other Financial Instruments+
Futures	51,788	—	—	51,788
Total Assets	$382,807,133	$—	$—	$382,807,133

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	19	09/20/19	$2,796,990	$51,788
			$2,796,990	$51,788

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$51,788
Total Asset Derivatives		$51,788

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$383,014
Total	$383,014

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$236,340
Total	$236,340
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $288,201,673.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$110,553,358
Gross Unrealized Depreciation	(15,947,897)
Net Unrealized Appreciation	$94,605,461
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	33.4%
Industrials	16.5%
Health Care	15.3%
Consumer Discretionary	15.1%
Communication Services	4.8%
Financials	4.4%
Consumer Staples	3.1%
Materials	2.8%
Real Estate	2.6%
Energy	1.4%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 4.8%
11,753	(1)	Spotify Technology SA	$1,718,524	0.6
75,025	(1)	Twitter, Inc.	2,618,372	0.9
323,108	(2)(3)	Other Securities	10,160,897	3.3
			14,497,793	4.8
		Consumer Discretionary: 15.1%
2,469	(1)	Autozone, Inc.	2,714,592	0.9
2,547	(1)	Chipotle Mexican Grill, Inc.	1,866,645	0.6
24,301		Dollar General Corp.	3,284,523	1.1
1,244	(1)	Hilton Grand Vacations, Inc.	39,584	0.0
28,626		Hilton Worldwide Holdings, Inc.	2,797,905	0.9
11,757	(1)	Lululemon Athletica, Inc.	2,118,729	0.7
7,682	(1)	O’Reilly Automotive, Inc.	2,837,116	0.9
5,618	(1)	Ulta Beauty, Inc.	1,948,828	0.7
387,157	(2)(3)	Other Securities	28,029,250	9.3
			45,637,172	15.1
		Consumer Staples: 3.1%
24,511		Church & Dwight Co., Inc.	1,790,774	0.6
12,559		Hershey Co.	1,683,283	0.6
75,270	(3)	Other Securities	5,790,707	1.9
			9,264,764	3.1
		Energy: 1.4%
80,322	(3)	Other Securities	4,205,891	1.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 4.4%
8,195		MSCI, Inc. - Class A	$1,956,884	0.6
984	(4)	Voya Financial, Inc.	54,415	0.0
119,503	(3)	Other Securities	11,448,611	3.8
			13,459,910	4.4
		Health Care: 15.3%
7,885	(1)	Align Technology, Inc.	2,158,124	0.7
34,068	(1)	Centene Corp.	1,786,526	0.6
32,251		Cerner Corp.	2,363,998	0.8
8,463	(1)	Idexx Laboratories, Inc.	2,330,118	0.8
2,436	(1)	Mettler Toledo International, Inc.	2,046,240	0.7
14,141		Resmed, Inc.	1,725,626	0.5
12,680	(1)	Veeva Systems, Inc.	2,055,555	0.7
290,778	(2)(3)	Other Securities	31,702,215	10.5
			46,168,402	15.3
		Industrials: 16.5%
17,999		Ametek, Inc.	1,635,029	0.5
8,507		Cintas Corp.	2,018,626	0.7
3,584	(1)	CoStar Group, Inc.	1,985,751	0.7
51,544		Fastenal Co.	1,679,819	0.6
10,898		Harris Corp.	2,061,139	0.7
22,576		Ingersoll-Rand PLC - Class A	2,859,702	0.9
11,745		Rockwell Automation, Inc.	1,924,183	0.6
3,980	(1)	TransDigm Group, Inc.	1,925,524	0.6
15,900		Verisk Analytics, Inc.	2,328,714	0.8
384,254	(2)(3)	Other Securities	31,380,911	10.4
			49,799,398	16.5
		Information Technology: 33.4%
99,843	(1)	Advanced Micro Devices, Inc.	3,032,232	1.0
29,054		Amphenol Corp.	2,787,441	0.9
8,326	(1)	ANSYS, Inc.	1,705,331	0.6
27,708	(1)	Cadence Design Systems, Inc.	1,962,003	0.6
39,039	(1)	Fiserv, Inc.	3,558,795	1.2
8,492	(1)	FleetCor Technologies, Inc.	2,384,978	0.8
15,601		Global Payments, Inc.	2,498,188	0.8
18,681	(1)	Keysight Technologies, Inc.	1,677,741	0.6
16,114		KLA-Tencor Corp.	1,904,675	0.6
13,103		Lam Research Corp.	2,461,268	0.8
12,122		Motorola Solutions, Inc.	2,021,101	0.7

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
9,178	(1)	Palo Alto Networks, Inc.	$1,870,109	0.6
31,993		Paychex, Inc.	2,632,704	0.9
17,650	(1)	Red Hat, Inc.	3,313,964	1.1
14,944	(1)	Splunk, Inc.	1,879,208	0.6
33,166	(1)	Square, Inc.	2,405,530	0.8
14,845	(1)	Synopsys, Inc.	1,910,403	0.6
17,419		Total System Services, Inc.	2,234,335	0.7
25,329		Xilinx, Inc.	2,986,796	1.0
745,295	(2)(3)	Other Securities	55,826,136	18.5
			101,052,938	33.4
		Materials: 2.8%
32,916		Ball Corp.	2,303,791	0.8
12,026		Vulcan Materials Co.	1,651,290	0.5
61,245	(3)	Other Securities	4,571,305	1.5
			8,526,386	2.8
		Real Estate: 2.6%
11,171	(1)	SBA Communications Corp.	2,511,688	0.8
94,234	(3)	Other Securities	5,444,584	1.8
			7,956,272	2.6
		Total Common Stock (Cost $174,342,749)	300,568,926	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Repurchase Agreements: 1.3%
27,906	(5)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $27,912, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $28,477, due 03/31/23-08/15/44)	27,906	0.0
1,000,000	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	0.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,000,000	(5)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/05/19-09/09/49)	$1,000,000	0.3
1,000,000	(5)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/21-06/01/49)	1,000,000	0.3
1,000,000	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,000,206, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/18/19-09/09/49)	1,000,000	0.3
			4,027,906	1.3
		Mutual Funds: 0.8%
2,250,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $2,250,000)	2,250,000	0.8
		Total Short-Term Investments (Cost $6,277,906)	6,277,906	2.1
		Total Investments in Securities (Cost $180,620,655)	$306,846,832	101.5
		Liabilities in Excess of Other Assets	(4,617,793)	(1.5)
		Net Assets	$302,229,039	100.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Investment in affiliate

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$300,568,926	$—	$—	$300,568,926
Short-Term Investments	2,250,000	4,027,906	—	6,277,906
Total Investments, at fair value	$302,818,926	$4,027,906	$—	$306,846,832
Other Financial Instruments+
Futures	57,732	—	—	57,732
Total Assets	$302,876,658	$4,027,906	$—	$306,904,564

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$43,833	$—	$(5,318)	$15,900	$54,415	$20	$(29)	$—
	$43,833	$—	$(5,318)	$15,900	$54,415	$20	$(29)	$—
At June 30, 2019, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	15	09/20/19	$2,925,000	$57,732
			$2,925,000	$57,732

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$57,732
Total Asset Derivatives		$57,732

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$261,154
Total	$261,154

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$8,521
Total	$8,521
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $180,955,281.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$129,346,946
Gross Unrealized Depreciation	(3,397,664)
Net Unrealized Appreciation	$125,949,282
See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	17.6%
Industrials	13.5%
Financials	13.0%
Consumer Discretionary	11.3%
Health Care	10.2%
Real Estate	9.2%
Utilities	6.6%
Materials	5.2%
Energy	4.3%
Communication Services	4.3%
Consumer Staples	3.8%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 4.3%
133,689	(1)	Twitter, Inc.	$4,665,746	0.4
1,750,984	(2)(3)	Other Securities	53,386,258	3.9
			58,052,004	4.3
		Consumer Discretionary: 11.3%
4,400	(1)	Autozone, Inc.	4,837,668	0.3
46,067		Dollar General Corp.	6,226,416	0.5
41,850	(1)	Dollar Tree, Inc.	4,494,271	0.3
16,067	(1)	Hilton Grand Vacations, Inc.	511,252	0.0
51,009		Hilton Worldwide Holdings, Inc.	4,985,620	0.4
13,689	(1)	O’Reilly Automotive, Inc.	5,055,621	0.4
2,350,918	(2)(3)	Other Securities	127,872,594	9.4
			153,983,442	11.3
		Consumer Staples: 3.8%
1,011,057	(2)(3)	Other Securities	51,728,660	3.8
		Energy: 4.3%
73,006		Oneok, Inc.	5,023,543	0.4
29,728		Pioneer Natural Resources Co.	4,573,950	0.3
215,471		Williams Cos., Inc.	6,041,807	0.4
1,889,633	(2)(3)	Other Securities	43,370,262	3.2
			59,009,562	4.3
		Financials: 13.0%
57,382		Discover Financial Services	4,452,269	0.3
78,740		SunTrust Banks, Inc.	4,948,809	0.4
122,269		Synchrony Financial	4,239,066	0.3
40,943		T. Rowe Price Group, Inc.	4,491,856	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
25,502	(4)	Voya Financial, Inc.	$1,410,261	0.1
22,898		Willis Towers Watson PLC	4,385,883	0.3
3,926,393	(2)(3)	Other Securities	153,037,233	11.3
			176,965,377	13.0
		Health Care: 10.2%
57,469		Cerner Corp.	4,212,478	0.3
31,878	(1)	IQVIA Holdings, Inc.	5,129,170	0.4
34,054		McKesson Corp.	4,576,517	0.3
36,419		Zimmer Biomet Holdings, Inc.	4,287,973	0.3
1,430,109	(2)(3)	Other Securities	121,146,058	8.9
			139,352,196	10.2
		Industrials: 13.5%
27,302		Cummins, Inc.	4,677,925	0.4
52,429		Fortive Corp.	4,274,012	0.3
22,599		Harris Corp.	4,274,149	0.3
70,284	(1)	IHS Markit Ltd.	4,478,497	0.3
42,751		Ingersoll-Rand PLC - Class A	5,415,269	0.4
60,218		Paccar, Inc.	4,315,222	0.3
8,734	(1)	TransDigm Group, Inc.	4,225,509	0.3
2,134,506	(2)(3)	Other Securities	152,029,564	11.2
			183,690,147	13.5
		Information Technology: 17.6%
177,914	(1)(5)	Advanced Micro Devices, Inc.	5,403,248	0.4
51,773		Amphenol Corp.	4,967,102	0.4
137,110		Corning, Inc.	4,556,165	0.3
69,565	(1)	Fiserv, Inc.	6,341,545	0.5
15,133	(1)	FleetCor Technologies, Inc.	4,250,103	0.3
27,800		Global Payments, Inc.	4,451,614	0.3
26,592		Lam Research Corp.	4,995,041	0.4
29,230		Motorola Solutions, Inc.	4,873,518	0.4
57,010		Paychex, Inc.	4,691,353	0.3
31,452	(1)	Red Hat, Inc.	5,905,428	0.4
59,100	(1)	Square, Inc.	4,286,523	0.3
45,134		Xilinx, Inc.	5,322,201	0.4
2,970,326	(2)(3)	Other Securities	180,099,954	13.2
			240,143,795	17.6
		Materials: 5.2%
145,184		Newmont Goldcorp Corp.	5,585,229	0.4
1,513,878	(2)(3)	Other Securities	64,892,549	4.8
			70,477,778	5.2
		Real Estate: 9.2%
24,716		AvalonBay Communities, Inc.	5,021,797	0.4
36,881	(5)	Digital Realty Trust, Inc.	4,344,213	0.3
64,937		Equity Residential	4,930,017	0.4
19,907	(1)	SBA Communications Corp.	4,475,890	0.3
63,581		Ventas, Inc.	4,345,761	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate (continued)
71,948		Welltower, Inc.	$5,865,920	0.4
2,535,443	(2)(3)	Other Securities	96,260,426	7.1
			125,244,024	9.2
		Utilities: 6.6%
58,194		Consolidated Edison, Inc.	5,102,450	0.4
56,421		Eversource Energy	4,274,455	0.3
89,622		Public Service Enterprise Group, Inc.	5,271,566	0.4
48,762		Sempra Energy	6,701,849	0.5
56,011		WEC Energy Group, Inc.	4,669,637	0.3
91,378		Xcel Energy, Inc.	5,436,077	0.4
1,277,155	(2)(3)	Other Securities	58,606,182	4.3
			90,062,216	6.6
		Total Common Stock (Cost $690,077,755)	1,348,709,201	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.1%
		Commercial Paper: 0.0%
1,000,000	(6)	Schlumberger Ltd., 2.490%, 07/12/2019
		(Cost $999,084)	999,084	0.0
		Floating Rate Notes: 1.8%
1,100,000	(6)	Bank Of America Corp., 2.500%, 11/12/2019	1,099,890	0.1
500,000	(6)	Bank Of America Corp., 2.520%, 11/07/2019	500,069	0.0
300,000	(6)	BNP Paribas, 2.510%, 11/14/2019	300,052	0.0
600,000	(6)	Crédit Agricole Group, 2.550%, 11/07/2019	600,147	0.0
1,000,000	(6)	DNB ASA, 2.490%, 12/06/2019	1,000,034	0.1
400,000	(6)	DNB ASA, 2.530%, 11/04/2019	400,053	0.0
900,000	(6)	HSBC Holdings PLC, 2.540%, 11/08/2019	900,221	0.1
700,000	(6)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	700,095	0.0
600,000	(6)	Lloyds Bank PLC, 2.510%, 11/15/2019	600,126	0.0
700,000	(6)	Lloyds Bank PLC, 2.530%, 11/08/2019	700,146	0.1
1,000,000	(6)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,000,214	0.1
1,100,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	1,100,115	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
400,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	$400,057	0.0
1,100,000	(6)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	1,100,137	0.1
1,100,000	(6)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	1,100,155	0.1
300,000	(6)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	300,040	0.0
1,100,000	(6)	National Australia Bank Ltd., 2.470%, 11/15/2019	1,100,061	0.1
700,000	(6)	National Bank Of Canada, 2.520%, 11/06/2019	700,104	0.1
700,000	(6)	Natixis S.A., 2.510%, 11/08/2019	700,095	0.0
300,000	(6)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	300,041	0.0
700,000	(6)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	700,146	0.0
700,000	(6)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	700,150	0.1
900,000	(6)	State Street Bank & Trust Co., 2.480%, 11/15/2019	900,071	0.1
600,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	600,105	0.0
500,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.560%, 10/01/2019	500,069	0.0
700,000	(6)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	699,921	0.1
700,000	(6)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	699,940	0.1
400,000	(6)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	399,968	0.0
400,000	(6)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	399,971	0.0
1,000,000	(6)	Toronto-Dominion Bank, 2.480%, 11/18/2019	1,000,092	0.1
1,325,000	(6)	Toronto-Dominion Bank, 2.500%, 12/10/2019	1,325,065	0.1
1,100,000	(6)	U.S. Bancorp, 2.480%, 11/25/2019	1,100,155	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
807,000	(6)	Wells Fargo & Co., 2.530%, 11/04/2019	$807,197	0.1
			24,434,702	1.8
		Repurchase Agreements: 7.9%
31,513,303	(6)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $31,519,778, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $32,143,569, due 06/01/46-07/01/49)	31,513,303	2.3
6,931,865	(6)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $6,933,301, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $7,073,779, due 03/31/23-08/15/44)	6,931,865	0.5
31,513,303	(6)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $31,519,778, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $32,143,570, due 07/02/19-01/20/63)	31,513,303	2.3
31,513,303	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $31,519,804, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $32,143,570, due 07/18/19-09/09/49)	31,513,303	2.3
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
5,822,623	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $5,823,915, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,939,856, due 07/01/19-09/09/49)	$5,822,623	0.5
			107,294,397	7.9
		Certificates of Deposit: 0.2%
1,000,000	(6)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	1,000,203	0.1
1,225,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	1,225,140	0.1
400,000	(6)	The Norinchukin Bank, 2.540%, 08/01/2019	400,050	0.0
			2,625,393	0.2
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
15,657,000	(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $15,657,000)	15,657,000	1.2
		Total Short-Term Investments (Cost $151,010,576)	151,010,576	11.1
		Total Investments in Securities (Cost $841,088,331)	$1,499,719,777	110.1
		Liabilities in Excess of Other Assets	(137,112,585)	(10.1)
		Net Assets	$1,362,607,192	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Investment in affiliate

(5)
Security, or a portion of the security, is on loan.

(6)
Represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,348,709,201	$—	$—	$1,348,709,201
Short-Term Investments	15,657,000	135,353,576	—	151,010,576
Total Investments, at fair value	$1,364,366,201	$135,353,576	$—	$1,499,719,777
Other Financial Instruments+
Futures	420,990	—	—	420,990
Total Assets	$1,364,787,191	$135,353,576	$—	$1,500,140,767

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Issuer
Voya Financial, Inc.	$1,309,648	$—	$(201,485)	$302,098	$1,410,261	$600	$173,360	$—
	$1,309,648	$—	$(201,485)	$302,098	$1,410,261	$600	$173,360	$—
At June 30, 2019, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	75	09/20/19	$14,625,000	$420,990
			$14,625,000	$420,990

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$420,990
Total Asset Derivatives		$420,990

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,432,469
Total	$2,432,469

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,880,733
Total	$1,880,733
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $850,339,242.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$702,016,936
Gross Unrealized Depreciation	(52,215,410)
Net Unrealized Appreciation	$649,801,526
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Financials	17.7%
Health Care	17.2%
Industrials	15.8%
Information Technology	13.1%
Consumer Discretionary	11.0%
Real Estate	7.6%
Energy	4.0%
Materials	4.0%
Utilities	3.8%
Consumer Staples	2.8%
Communication Services	2.6%
Consumer, Non-cyclical	0.0%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 2.6%
1,524,563	(1)(2)	Other Securities	$20,731,888	2.6
		Consumer Discretionary: 11.0%
27,539		Aarons, Inc.	1,691,170	0.2
44,843	(3)(4)	Chegg, Inc.	1,730,491	0.2
14,356		Churchill Downs, Inc.	1,651,945	0.2
11,710	(4)	Deckers Outdoor Corp.	2,060,609	0.3
16,478		Marriott Vacations Worldwide Corp.	1,588,479	0.2
3,706,103	(1)(2)	Other Securities	79,409,216	9.9
			88,131,910	11.0
		Consumer Staples: 2.8%
41,128	(4)	Performance Food Group Co.	1,646,354	0.2
702,621	(1)(2)	Other Securities	20,518,406	2.6
			22,164,760	2.8
		Energy: 4.0%
3,799,532	(1)(2)	Other Securities	32,547,733	4.0
		Financials: 17.7%
45,978		Blackstone Mortgage Trust, Inc.	1,635,897	0.2
38,938	(4)	Essent Group Ltd.	1,829,697	0.2
52,691	(3)	First Financial Bankshares, Inc.	1,622,356	0.2
17,326		FirstCash, Inc.	1,732,946	0.2
21,422		Iberiabank Corp.	1,624,859	0.2
86,781		Radian Group, Inc.	1,982,946	0.3
23,591		Selective Insurance Group	1,766,730	0.2
27,755		Stifel Financial Corp.	1,639,210	0.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
5,579,055	(1)(2)	Other Securities	$127,917,069	16.0
			141,751,710	17.7
		Health Care: 17.2%
88,408	(4)	Array Biopharma, Inc.	4,095,943	0.5
19,257	(3)(4)	Blueprint Medicines Corp.	1,816,513	0.2
20,549	(4)	Haemonetics Corp.	2,472,867	0.3
23,672	(4)	HealthEquity, Inc.	1,548,149	0.2
33,426	(3)(4)	Novocure Ltd.	2,113,526	0.3
18,509	(4)	Repligen Corp.	1,590,848	0.2
27,579	(3)(4)	Teladoc Health, Inc.	1,831,521	0.2
7,350,067	(1)(2)	Other Securities	122,365,843	15.3
			137,835,210	17.2
		Industrials: 15.8%
20,163	(3)	Brink’s Co.	1,636,832	0.2
22,687		EMCOR Group, Inc.	1,998,725	0.3
24,056	(4)	Generac Holdings, Inc.	1,669,727	0.2
15,294		Insperity, Inc.	1,868,009	0.2
12,646	(3)	John Bean Technologies Corp.	1,531,810	0.2
9,559	(4)	RBC Bearings, Inc.	1,594,537	0.2
22,120		Tetra Tech, Inc.	1,737,526	0.2
23,414	(3)(4)	Trex Co., Inc.	1,678,784	0.2
3,777,694	(1)(2)	Other Securities	112,716,066	14.1
			126,432,016	15.8
		Information Technology: 13.1%
46,215	(4)	ACI Worldwide, Inc.	1,587,023	0.2
19,552		Blackbaud, Inc.	1,632,592	0.2
18,858	(3)	j2 Global, Inc.	1,676,288	0.2
30,315	(3)(4)	Lumentum Holdings, Inc.	1,619,124	0.2
25,798		MAXIMUS, Inc.	1,871,387	0.2
22,391		Science Applications International Corp.	1,938,165	0.2
16,920	(4)	Silicon Laboratories, Inc.	1,749,528	0.2
14,746	(4)	Tech Data Corp.	1,542,431	0.2
3,952,414	(1)(2)	Other Securities	91,838,336	11.5
			105,454,874	13.1
		Materials: 4.0%
30,512	(4)(5)(6)	Ferroglobe PLC	—	—
16,965	(4)	Ingevity Corp.	1,784,209	0.2
1,719,802	(1)(2)	Other Securities	30,159,560	3.8
			31,943,769	4.0
		Real Estate: 7.6%
13,906		EastGroup Properties, Inc.	1,612,818	0.2
48,051		First Industrial Realty Trust, Inc.	1,765,394	0.2
49,714		Healthcare Realty Trust, Inc.	1,557,042	0.2
37,616		Rexford Industrial Realty, Inc.	1,518,558	0.2
2,884,714	(1)(2)	Other Securities	54,943,754	6.8
			61,397,566	7.6

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 3.8%
20,658		ALLETE, Inc.	$1,718,952	0.2
22,000		Black Hills Corp.	1,719,740	0.2
35,501		New Jersey Resources Corp.	1,766,885	0.2
21,080		ONE Gas, Inc.	1,903,524	0.3
32,353		PNM Resources, Inc.	1,647,091	0.2
35,244		Portland General Electric Co.	1,909,167	0.3
20,042		Southwest Gas Holdings, Inc.	1,796,164	0.2
19,956		Spire, Inc.	1,674,708	0.2
431,887	(1)(2)	Other Securities	16,175,474	2.0
			30,311,705	3.8
		Total Common Stock (Cost $554,239,660)	798,703,141	99.6
RIGHTS: 0.0%
		Communication Services: –%
46,399	(4)(5)(6)	Media General, Inc. - CVR	—	—
		Consumer, Non-cyclical: 0.0%
390	(4)(5)(6)	GTX, Inc. - CVR	800	0.0
36,667	(2)	Other Securities	71,500	0.0
			72,300	0.0
		Industrial: 0.0%
7,141	(2)	Other Securities	286	0.0
		Materials: 0.0%
11,546	(4)(5)(6)	A Schulman, Inc. - CVR	23,092	0.0
		Total Rights (Cost $6,838)	95,678	0.0
		Total Long-Term Investments (Cost $554,246,498)	798,798,819	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 26.3%
		Floating Rate Notes: 4.5%
1,600,000	(7)	Bank Of America Corp., 2.500%, 11/12/2019	1,599,840	0.2
300,000	(7)	Bank Of America Corp., 2.510%, 11/08/2019	300,042	0.0
700,000	(7)	Bank Of America Corp., 2.520%, 11/07/2019	700,097	0.1
400,000	(7)	BNP Paribas, 2.510%, 11/14/2019	400,069	0.1
1,000,000	(7)	Crédit Agricole Group, 2.550%, 11/07/2019	1,000,245	0.1
800,000	(7)	DNB ASA, 2.530%, 11/04/2019	800,106	0.1
1,300,000	(7)	HSBC Holdings PLC, 2.540%, 11/08/2019	1,300,319	0.2
1,100,000	(7)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	1,100,149	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
300,000	(7)	Lloyds Bank PLC, 2.510%, 11/15/2019	$300,063	0.0
1,100,000	(7)	Lloyds Bank PLC, 2.530%, 11/08/2019	1,100,229	0.1
1,400,000	(7)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,400,299	0.2
400,000	(7)	Lloyds Bank PLC, 2.560%, 11/01/2019	400,082	0.1
296,000	(7)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	296,258	0.0
1,600,000	(7)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	1,600,167	0.2
700,000	(7)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	700,100	0.1
1,700,000	(7)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	1,700,211	0.2
346,000	(7)	Mizuho Financial Group Inc., 2.520%, 10/15/2019	346,079	0.1
1,000,000	(7)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	1,000,141	0.1
600,000	(7)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	600,081	0.1
1,600,000	(7)	National Australia Bank Ltd., 2.470%, 11/15/2019	1,600,088	0.2
1,000,000	(7)	National Bank Of Canada, 2.520%, 11/06/2019	1,000,149	0.1
1,100,000	(7)	Natixis S.A., 2.510%, 11/08/2019	1,100,149	0.1
1,100,000	(7)	Oversea-Chinese Banking Corp., Ltd., 2.530%, 10/07/2019	1,100,086	0.1
600,000	(7)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	600,082	0.1
1,100,000	(7)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	1,100,229	0.2
1,000,000	(7)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	1,000,214	0.1
1,825,000	(7)	Societe Generale, 2.560%, 12/02/2019	1,825,457	0.2
1,300,000	(7)	State Street Bank & Trust Co., 2.480%, 11/15/2019	1,300,102	0.2
335,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.480%, 08/21/2019	335,046	0.0
300,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	300,038	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,000,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	$1,000,175	0.1
1,200,000	(7)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	1,199,865	0.2
800,000	(7)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	799,932	0.1
800,000	(7)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	799,935	0.1
700,000	(7)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	699,949	0.1
331,000	(7)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	331,070	0.0
1,600,000	(7)	Toronto-Dominion Bank, 2.480%, 11/18/2019	1,600,147	0.2
550,000	(7)	Toronto-Dominion Bank, 2.500%, 12/10/2019	550,027	0.1
1,198,000	(7)	Wells Fargo & Co., 2.530%, 11/04/2019	1,198,292	0.2
			36,085,609	4.5
		Repurchase Agreements: 19.2%
44,899,841	(7)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $44,909,067, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $45,797,838, due 06/01/46-07/01/49)	44,899,841	5.6
44,899,841	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $44,909,178, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $45,797,838, due 06/30/19-05/20/69)	44,899,841	5.6
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
44,899,841	(7)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $44,909,067, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $45,797,839, due 07/02/19-01/20/63)	$44,899,841	5.6
11,378,227	(7)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $11,380,593, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $11,605,793, due 07/31/19-06/30/22)	11,378,227	1.4
8,383,416	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $8,385,276, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,552,208, due 07/01/19-09/09/49)	8,383,416	1.0
			154,461,166	19.2
		Certificates of Deposit: 0.3%
1,500,000	(7)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	1,500,305	0.2
800,000	(7)	The Norinchukin Bank, 2.540%, 08/01/2019	800,101	0.1
			2,300,406	0.3
Shares			Value	Percentage of Net Assets
		Mutual Funds: 2.3%
18,067,000	(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $18,067,000)	18,067,000	2.3
		Total Short-Term Investments (Cost $210,914,181)	210,914,181	26.3

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $765,160,679)	$1,009,713,000	125.9
Liabilities in Excess of Other Assets	(207,538,858)	(25.9)
Net Assets	$802,174,142	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Security, or a portion of the security, is on loan.

(4)
Non-income producing security.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of  $23,892 or 0.0% of net assets. Please refer to the table below for additional details.

(7)
Represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$20,731,888	$—	$—	$20,731,888
Consumer Discretionary	88,131,910	—	—	88,131,910
Consumer Staples	22,164,760	—	—	22,164,760
Energy	32,547,733	—	—	32,547,733
Financials	141,751,710	—	—	141,751,710
Health Care	137,835,210	—	—	137,835,210
Industrials	126,432,016	—	—	126,432,016
Information Technology	105,454,874	—	—	105,454,874
Materials	31,943,769	—	—	31,943,769
Real Estate	61,397,566	—	—	61,397,566
Utilities	30,311,705	—	—	30,311,705
Total Common Stock	798,703,141	—	—	798,703,141
Rights	71,500	286	23,892	95,678
Short-Term Investments	18,067,000	192,847,181	—	210,914,181
Total Investments, at fair value	$816,841,641	$192,847,467	$23,892	$1,009,713,000
Other Financial Instruments+
Futures	473,321	—	—	473,321
Total Assets	$817,314,962	$192,847,467	$23,892	$1,010,186,321
See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
A Schulman, Inc. - CVR	8/22/2018	$6,039	$23,092
Ferroglobe PLC	6/26/2018	—	—
GTX, Inc. - CVR	6/10/2019	799	800
Media General, Inc. - CVR	1/18/2017	—	—
		$6,838	$23,892

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	67	09/20/19	$5,249,785	$473,321
			$5,249,785	$473,321
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$473,321
Total Asset Derivatives		$473,321

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,546,891
Total	$1,546,891

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,776,946
Total	$1,776,946
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $767,235,427.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$321,777,695
Gross Unrealized Depreciation	(78,826,589)
Net Unrealized Appreciation	$242,951,106
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

U.S. Treasury Obligations	34.1%
Corporate Bonds/Notes	29.5%
U.S. Government Agency Obligations	27.4%
Sovereign Bonds	2.4%
Commercial Mortgage-Backed Securities	2.3%
Supranational Bonds	1.2%
Municipal Bonds	1.1%
Asset-Backed Securities	0.7%
Collateralized Mortgage Obligations	0.1%
Convertible Bonds/Notes	0.0%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.5%
		Basic Materials: 0.7%
500,000	(1)	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	$523,872	0.0
250,000	(1)(2)	Newmont Goldcorp Corp., 3.625%, 06/09/2021	254,582	0.0
18,673,000	(3)	Other Securities	20,346,409	0.7
			21,124,863	0.7
		Communications: 2.8%
14,569,000	(2)	AT&T, Inc., 2.950%-6.000%, 03/01/2022-03/09/2048	15,640,800	0.5
8,559,000		Comcast Corp., 3.000%-6.500%, 02/01/2024-10/15/2048	9,514,722	0.3
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,008,150	0.0
12,026,000	(2)	Verizon Communications, Inc., 2.625%-4.862%, 08/15/2026-09/15/2048	13,427,228	0.4
5,000,000	(2)	Vodafone Group PLC, 2.950%-6.150%, 02/19/2023-02/27/2037	5,427,895	0.2
250,000	(1)	Walt Disney Co/The, 4.750%, 09/15/2044	305,362	0.0
2,050,000	(1)	Walt Disney Co/The, 6.150%, 03/01/2037	2,786,276	0.1
36,578,000	(3)	Other Securities	39,589,006	1.3
			87,699,439	2.8
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 1.7%
1,000,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	$996,282	0.0
750,000		General Motors Co., 6.600%, 04/01/2036	831,487	0.0
4,250,000		General Motors Financial Co., Inc., 3.150%-5.250%, 06/30/2022-01/05/2028	4,341,484	0.2
5,000,000		Walmart, Inc., 1.900%-3.700%, 12/15/2020-06/26/2028	5,261,699	0.2
40,258,149	(3)	Other Securities	42,165,027	1.3
			53,595,979	1.7
		Consumer, Non-cyclical: 4.9%
6,500,000	(2)	AbbVie, Inc., 2.300%-4.700%, 05/14/2020-05/14/2046	6,595,082	0.2
250,000	(1)	Bayer US Finance II LLC, 2.125%, 07/15/2019	249,944	0.0
1,000,000	(1)	Cigna Corp., 4.800%, 08/15/2038	1,078,746	0.1
500,000	(1)	Cigna Corp., 4.900%, 12/15/2048	544,555	0.0
10,643,000		CVS Health Corp., 2.250%-5.300%, 08/12/2019-03/25/2048	11,090,849	0.4
500,000	(1)	ERAC USA Finance LLC, 2.350%, 10/15/2019	499,424	0.0
500,000	(1)	ERAC USA Finance LLC, 3.850%, 11/15/2024	528,846	0.0
6,250,000		Pfizer, Inc., 3.400%-4.300%, 05/15/2024-12/15/2046	6,793,412	0.2
7,100,000		UnitedHealth Group, Inc., 2.300%-4.750%, 12/15/2019-04/15/2047	7,461,855	0.3
108,612,000	(3)	Other Securities	115,093,065	3.7
			149,935,778	4.9
		Energy: 3.0%
4,250,000		BP Capital Markets America, Inc., 2.112%-3.937%, 09/16/2021-09/21/2028	4,385,875	0.1
1,750,000	(2)	BP Capital Markets PLC, 2.315%-3.814%, 02/13/2020-11/04/2024	1,805,781	0.1
4,792,000		Kinder Morgan Energy Partners L.P., 3.500%-6.950%, 03/01/2021-09/01/2044	5,689,191	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
1,500,000		Kinder Morgan, Inc./DE, 4.300%-5.550%, 06/01/2025-02/15/2046	$1,659,362	0.0
9,305,000	(2)	Petroleos Mexicanos, 4.250%-6.625%, 03/05/2020-06/27/2044	8,811,344	0.3
1,000,000		Phillips 66, 3.121%, (US0003M + 0.600%), 02/26/2021	1,000,040	0.0
5,290,000		Shell International Finance BV, 1.750%-4.375%, 11/10/2020-09/12/2046	5,593,650	0.2
60,082,000	(3)	Other Securities	65,226,094	2.1
			94,171,337	3.0
		Financial: 10.2%
1,750,000		American Express Co., 3.000%-3.400%, 02/27/2023-10/30/2024	1,804,489	0.0
2,000,000		American Express Credit Corp., 2.200%-3.300%, 03/03/2020-05/03/2027	2,055,090	0.1
20,405,000	(4)	Bank of America Corp., 2.625%-4.450%, 04/19/2021-12/20/2028	21,302,155	0.7
3,500,000	(4)	Bank of New York Mellon Corp./The, 2.600%-3.442%, 02/07/2022-02/07/2028	3,581,143	0.1
1,700,000		Bank of New York Mellon Corp., 2.200%-3.000%, 04/15/2021-10/30/2028	1,703,913	0.1
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,118,884	0.0
2,000,000		Berkshire Hathaway, Inc., 2.750%-3.125%, 03/15/2023-03/15/2026	2,055,857	0.1
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	1,023,753	0.0
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	1,019,105	0.0
3,500,000		Capital One Financial Corp., 3.200%-4.200%, 01/30/2023-01/31/2028	3,611,832	0.1
500,000		Citibank NA, 2.100%, 06/12/2020	499,116	0.0
14,608,000	(4)	Citigroup, Inc., 2.500%-8.125%, 07/29/2019-05/06/2044	15,745,005	0.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
10,000,000	(1)	CPPIB Capital, Inc., 3.125%, 09/25/2023	$10,472,225	0.4
750,000	(1)(2)	Credit Suisse Group AG, 3.574%, 01/09/2023	765,879	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	791,893	0.1
800,000	(1)	Dexia Credit Local SA, 2.500%, 01/25/2021	805,406	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,730,282	0.2
4,580,000	(4)	Goldman Sachs Group, Inc./The, 2.875%-3.850%, 02/25/2021-04/23/2029	4,687,445	0.1
6,750,000		Goldman Sachs Group, Inc., 2.550%-6.750%, 10/23/2019-10/01/2037	8,124,681	0.3
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	260,576	0.0
7,350,000	(4)	HSBC Holdings PLC, 3.400%-6.500%, 03/08/2021-12/31/2199	8,592,972	0.3
1,000,000	(4)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,001,139	0.0
18,625,000	(2)(4)	JPMorgan Chase & Co., 2.700%-5.500%, 06/23/2020-02/22/2048	20,047,806	0.7
19,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%-2.625%, 09/30/2019-03/07/2022	19,223,512	0.6
1,000,000	(1)	MassMutual Global Funding II, 3.400%, 03/08/2026	1,047,584	0.0
500,000	(1)	Metropolitan Life Global Funding I, 1.950%, 09/15/2021	496,063	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	789,689	0.1
13,300,000	(4)	Morgan Stanley, 2.500%-5.000%, 04/21/2021-01/24/2029	13,951,760	0.5
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	758,711	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	503,343	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
500,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	$504,613	0.0
12,733,000	(4)	Wells Fargo & Co., 2.625%-5.606%, 04/01/2021-11/17/2045	13,483,609	0.4
2,750,000		Wells Fargo Bank NA, 2.600%-6.600%, 01/15/2021-01/15/2038	3,075,701	0.1
140,735,000	(3)	Other Securities	145,609,644	4.7
			316,244,875	10.2
		Industrial: 2.1%
61,510,000	(3)	Other Securities	65,014,422	2.1
		Technology: 1.9%
14,400,000	(2)	Apple, Inc., 2.150%-4.650%, 02/23/2021-02/23/2046	15,089,665	0.5
400,000	(1)	Dell International LLC/EMC Corp., 4.420%, 06/15/2021	412,071	0.0
400,000	(1)	Dell International LLC/EMC Corp., 5.450%, 06/15/2023	431,395	0.0
400,000	(1)	Dell International LLC/EMC Corp., 6.020%, 06/15/2026	441,458	0.0
400,000	(1)	Dell International LLC/EMC Corp., 8.350%, 07/15/2046	506,128	0.1
11,250,000	(2)	Microsoft Corp., 1.550%-4.875%, 08/08/2021-08/08/2056	12,164,244	0.4
9,580,000		Oracle Corp., 1.900%-5.375%, 10/08/2019-05/15/2045	10,290,101	0.3
17,653,000	(3)	Other Securities	18,295,622	0.6
			57,630,684	1.9
		Utilities: 2.2%
1,668,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	2,232,910	0.1
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	504,646	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	1,077,765	0.0
1,500,000		Duke Energy Corp., 3.750%-4.800%, 10/15/2023-09/01/2046	1,582,871	0.1
2,900,000		Duke Energy Progress LLC, 3.700%-4.375%, 03/30/2044-10/15/2046	3,167,568	0.1
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,044,240	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities (continued)
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	$314,337	0.0
52,743,316	(3)	Other Securities	56,603,982	1.8
			66,528,319	2.2
		Total Corporate Bonds/Notes (Cost $865,498,660)	911,945,696	29.5
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,510,628		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,539,025	0.0
1,406,433		Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,583,179	0.1
		Total Collateralized Mortgage Obligations (Cost $3,077,949)	3,122,204	0.1
MUNICIPAL BONDS: 1.1%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/2039	6,871,235	0.2
		Connecticut: 0.1%
3,735,000		Other Securities	4,807,841	0.1
		New Jersey: 0.3%
5,760,000		Other Securities	8,107,386	0.3
		New York: 0.2%
3,495,000		Other Securities	4,926,167	0.2
		Ohio: 0.2%
3,355,000		American Municipal Power, Inc., 7.834%, 02/15/2041	5,323,815	0.2
		Washington: 0.1%
3,900,000		Other Securities	4,911,543	0.1
		Total Municipal Bonds (Cost $26,870,429)	34,947,987	1.1
SUPRANATIONAL BONDS: 1.2%
6,506,000		Asian Development Bank, 1.625%-2.125%, 03/16/2021-03/19/2025	6,502,249	0.2
17,771,000		European Investment Bank, 1.125%-4.000%, 08/15/2019-03/15/2022	17,832,850	0.6
10,964,000		Other Securities	11,189,434	0.4
		Total Supranational Bonds (Cost $35,153,921)	35,524,533	1.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.7%
		Automobile Asset-Backed Securities: 0.4%
1,000,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	$1,004,164	0.1
550,000		GM Financial Consumer Automobile Receivables Trust 2019-2 D, 2.660%, 06/16/2022	552,777	0.0
1,000,000	(1)	Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	1,017,645	0.0
650,000	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	654,090	0.0
10,650,000		Other Securities	10,758,890	0.3
			13,987,566	0.4
		Credit Card Asset-Backed Securities: 0.2%
1,500,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	1,497,249	0.1
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,008,822	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/2023	999,108	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	1,009,390	0.1
1,500,000		Other Securities	1,517,406	0.0
			6,031,975	0.2
		Other Asset-Backed Securities: 0.1%
1,650,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,649,226	0.1
176,595		Other Securities	176,212	0.0
			1,825,438	0.1
		Total Asset-Backed Securities (Cost $21,673,090)	21,844,979	0.7
CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
500,000		Other Securities	508,472	0.0
		Total Convertible Bonds/Notes (Cost $500,750)	508,472	0.0

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: 2.4%
4,950,000		Colombia Government International Bond, 4.000%-7.375%, 02/26/2024-09/18/2037	$5,802,582	0.2
6,000,000		Japan Bank for International Cooperation, 1.750%-2.125%, 05/28/2020-11/16/2020	6,001,295	0.2
3,000,000	(1)(2)	Kommunalbanken AS, 2.250%, 01/25/2022	3,027,077	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,838,918	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	5,232,500	0.2
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,660,040	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/2032	5,414,698	0.2
5,000,000	(2)	Province of Alberta Canada, 2.950%, 01/23/2024	5,197,443	0.1
1,000,000	(2)	Province of Ontario Canada, 1.875%, 05/21/2020	997,785	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/2020	13,538,876	0.5
19,525,000		Other Securities	20,771,116	0.7
		Total Sovereign Bonds (Cost $70,780,448)	73,482,330	2.4
U.S. GOVERNMENT AGENCY OBLIGATIONS(5): 27.4%
		Federal Home Loan Mortgage Corporation: 7.3%(5)
27,453,992		3.000%, 05/01/2045	27,866,310	0.9
24,333,060		3.500%, 04/01/2043	25,226,979	0.8
26,301,692		3.500%, 02/01/2044	27,266,581	0.9
27,221,518		3.500%, 03/01/2048	28,258,195	0.9
874,564		5.009%, 02/01/2042	917,889	0.1
108,657,603		3.000%-6.750%, 04/01/2023-07/01/2048	115,168,288	3.7
			224,704,242	7.3
		Federal National Mortgage Association: 1.3%(5)
21,235,899		3.500%, 11/01/2051	22,004,831	0.7
15,267,686		1.500%-7.250%, 06/22/2020-09/01/2046	18,024,222	0.6
			40,029,053	1.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS(5): (continued)
		Government National Mortgage Association: 7.4%
12,513,314		3.000%, 04/15/2045	$12,778,208	0.4
19,469,916		3.000%, 07/20/2046	19,927,203	0.6
26,387,647		3.000%, 04/20/2048	26,993,203	0.9
24,540,863		3.500%, 03/20/2047	25,325,219	0.8
13,892,265		3.500%, 09/20/2047	14,300,264	0.5
11,984,557		3.500%, 12/20/2047	12,389,274	0.4
12,706,198		3.500%, 01/20/2048	13,132,487	0.4
25,692,022		3.500%, 02/20/2048	26,510,846	0.9
74,582,362	(6)	3.000%-6.000%, 10/15/2036-06/20/2048	78,225,383	2.5
			229,582,087	7.4
		Other U.S. Agency Obligations: 0.4%
11,510,000	(2)	1.875%-7.125%, 08/15/2022-01/15/2038	13,811,164	0.4
		Uniform Mortgage-Backed Security: 11.0%
18,986,268		2.500%, 04/01/2037	19,019,984	0.6
19,292,713		3.000%, 12/01/2042	19,693,884	0.6
10,724,607		3.000%, 07/01/2043	10,907,863	0.4
22,342,589		3.000%, 12/01/2046	22,631,316	0.7
14,665,812		3.500%, 11/01/2042	15,226,006	0.5
10,480,887		3.500%, 04/01/2046	10,836,942	0.3
16,443,309		4.000%, 11/01/2040	17,345,660	0.6
10,533,134		4.000%, 06/01/2045	11,035,758	0.4
13,944,254		4.000%, 02/01/2048	14,484,596	0.5
18,174,000	(6)	4.000%, 07/25/2049	18,780,628	0.6
170,479,029		2.500%-6.500%, 07/01/2020-03/01/2048	178,743,624	5.8
			338,706,261	11.0
		Total U.S. Government Agency Obligations (Cost $828,225,541)	846,832,807	27.4
COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.3%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	2,086,123	0.1
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,209,701	0.1
1,000,000	(1)(4)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,074,216	0.1
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	676,132	0.0
315,000	(4)	COMM 2015-PC1 B, 4.588%, 07/10/2050	334,578	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	$1,028,703	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	1,030,666	0.0
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,070,057	0.1
1,000,000	(1)(4)	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/2034	1,034,722	0.1
981,425	(1)	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/2037	1,032,108	0.0
2,000,000	(4)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,064,959	0.1
6,000,000	(4)	Ginnie Mae 2011-142 B, 3.485%, 02/16/2044	6,103,851	0.2
2,000,000	(4)	Ginnie Mae 2011-20 C, 3.562%, 04/16/2041	2,053,655	0.0
5,000,000	(4)	Ginnie Mae 2011-38 D, 3.717%, 01/16/2051	5,279,857	0.2
186,856	(4)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	193,712	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	5,163,314	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,101,267	0.1
1,000,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.129%, 01/15/2046	1,051,544	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,842,543	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,062,506	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,242,579	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,286,565	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	$2,102,341	0.1
1,250,000	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,333,686	0.0
220,000	(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.297%, 03/15/2048	226,176	0.0
100,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	104,078	0.0
100,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 E, 5.554%, 09/15/2047	103,992	0.0
1,000,000	(1)(4)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	1,032,055	0.0
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,486,079	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,097,763	0.0
7,500,000		Other Securities	8,159,714	0.3
		Total Commercial Mortgage-Backed Securities (Cost $69,782,699)	70,669,242	2.3
U.S. TREASURY OBLIGATIONS: 34.1%
		U.S. Treasury Bonds: 8.1%
71,013,000	(2)	2.375%, 05/15/2029	73,352,823	2.4
10,042,000		3.000%, 11/15/2045	10,978,927	0.4
46,123,600	(2)	3.000%, 02/15/2049	50,593,625	1.6
13,888,000		3.625%, 08/15/2043	16,752,400	0.5
14,092,000		3.625%, 02/15/2044	17,015,815	0.6
13,251,000		3.750%, 11/15/2043	16,301,059	0.5
59,503,000		2.250%-6.000%, 02/15/2026-08/15/2046	64,916,694	2.1
			249,911,343	8.1
		U.S. Treasury Notes: 26.0%
13,040,000		1.250%, 10/31/2021	12,892,536	0.4
37,540,000		1.375%, 04/30/2021	37,261,383	1.2
126,033,000		1.625%, 06/30/2021	125,715,456	4.1
24,847,000		1.625%, 02/15/2026	24,473,810	0.8
25,868,000		1.750%, 06/15/2022	25,897,809	0.8
18,000,000		1.750%, 09/30/2022	18,009,492	0.6
Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes (continued)
53,871,000		1.750%, 06/30/2024	$53,828,913	1.7
12,097,000		2.000%, 02/28/2021	12,133,149	0.4
24,343,000	(2)	2.000%, 05/31/2024	24,619,236	0.8
17,133,000		2.000%, 11/15/2026	17,255,474	0.6
20,498,000		2.125%, 01/31/2021	20,592,083	0.7
33,227,000		2.125%, 05/31/2021	33,446,999	1.1
20,000,000		2.125%, 05/15/2025	20,330,859	0.7
34,794,000		2.125%, 05/31/2026	35,356,684	1.1
26,457,000		2.250%, 11/15/2024	27,066,234	0.9
19,590,000		2.375%, 12/31/2020	19,745,725	0.6
11,396,000		2.750%, 09/15/2021	11,647,513	0.4
36,569,500		2.750%, 11/15/2023	38,099,420	1.2
37,052,000		2.750%, 02/15/2024	38,680,262	1.3
16,545,000		2.875%, 10/31/2020	16,761,830	0.5
187,991,000		1.125%-3.500%, 10/31/2019-04/30/2026	188,173,733	6.1
			801,988,600	26.0
		Total U.S. Treasury Obligations (Cost $1,029,242,751)	1,051,899,943	34.1
		Total Long-Term Investments (Cost $2,950,806,238)	3,050,778,193	98.8
SHORT-TERM INVESTMENTS: 12.4%
		Commercial Paper: 5.1%
21,000,000		Consolidated Edison Co. of New York, Inc., 7.880%, 07/01/2019	20,995,468	0.7
2,000,000		Consolidated Edison Co. of New York, Inc., 2.950%, 07/19/2019	1,996,935	0.1
35,000,000		CVS Health Corp., 7.430%, 07/01/2019	34,992,875	1.2
40,000,000		Duke Energy Corp., 7.620%, 07/01/2019	39,991,653	1.3
1,000,000	(7)	Pfizer Inc., 2.480%, 07/23/2019	998,396	0.0
50,000,000		United Health, 7.550%, 07/01/2019	49,989,667	1.6
7,000,000		Whirlpool Corp., 7.460%, 07/01/2019	6,998,570	0.2
			155,963,564	5.1
		Floating Rate Notes: 1.7%
500,000	(7)	Bank Of America Corp., 2.510%, 11/08/2019	500,070	0.0
1,100,000	(7)	Bank Of America Corp., 2.520%, 11/07/2019	1,100,153	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
2,231,000	(7)	Bedford Row Funding, 2.500%, 11/25/2019	$2,231,315	0.1
300,000	(7)	Coöperatieve Rabobank U.A., 2.530%, 11/01/2019	300,051	0.0
1,500,000	(7)	Crédit Agricole Group, 2.550%, 11/07/2019	1,500,367	0.0
800,000	(7)	Credit Suisse Group AG, 2.550%, 10/10/2019	800,256	0.0
1,800,000	(7)	DNB ASA, 2.510%, 10/10/2019	1,800,369	0.1
1,000,000	(7)	DNB ASA, 2.530%, 11/04/2019	1,000,133	0.0
2,650,000	(7)	HSBC Holdings PLC, 2.540%, 12/27/2019	2,650,000	0.1
1,600,000	(7)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	1,600,216	0.1
1,700,000	(7)	Lloyds Bank PLC, 2.530%, 11/08/2019	1,700,355	0.1
900,000	(7)	Lloyds Bank PLC, 2.560%, 11/01/2019	900,185	0.0
917,000	(7)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	917,798	0.0
1,100,000	(7)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	1,100,157	0.1
3,200,000	(7)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	3,200,398	0.1
2,600,000	(7)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	2,600,367	0.1
600,000	(7)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	600,081	0.0
1,800,000	(7)	National Bank Of Canada, 2.510%, 10/10/2019	1,800,369	0.1
1,500,000	(7)	National Bank Of Canada, 2.520%, 11/06/2019	1,500,224	0.0
900,000	(7)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	900,123	0.0
800,000	(7)	Royal Bank Of Canada, 2.510%, 10/11/2019	800,162	0.0
1,700,000	(7)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	1,700,355	0.1
900,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	900,114	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,500,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	$1,500,262	0.1
2,600,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 10/25/2019	2,599,772	0.1
600,000	(7)	Sumitomo Mitsui Trust Holdings, Inc., 2.560%, 10/01/2019	600,083	0.0
2,600,000	(7)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	2,599,707	0.1
800,000	(7)	The Sumitomo Mitsui Financial Group, 2.530%, 10/10/2019	800,088	0.0
800,000	(7)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	799,932	0.0
1,000,000	(7)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	999,919	0.0
1,000,000	(7)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	999,927	0.1
979,000	(7)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	979,207	0.0
800,000	(7)	Toronto-Dominion Bank, 2.510%, 10/09/2019	800,167	0.0
3,500,000	(7)	U.S. Bancorp, 2.480%, 11/25/2019	3,500,494	0.1
2,756,000	(7)	Wells Fargo & Co., 2.510%, 12/03/2019	2,756,368	0.1
1,815,000	(7)	Wells Fargo & Co., 2.530%, 11/04/2019	1,815,442	0.0
			52,854,986	1.7
		Repurchase Agreements: 5.5%
52,157,167	(7)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $52,167,884, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $53,200,310, due 06/01/46-07/01/49)	52,157,167	1.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
44,348,689	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $44,357,911, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $45,235,663, due 06/30/19-05/20/69)	$44,348,689	1.4
52,157,167	(7)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $52,167,884, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $53,200,312, due 07/02/19-01/20/63)	52,157,167	1.7
9,165,963	(7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $9,167,997, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,350,511, due 07/01/19-09/09/49)	9,165,963	0.3
11,181,769	(7)	TD Securities (USA) LLC, Repurchase Agreement dated 06/28/19, 2.49%, due 07/01/19 (Repurchase Amount $11,184,057, collateralized by various U.S. Government Securities, 2.000%-2.125%, Market Value plus accrued interest $11,405,412, due 10/31/22-05/31/26)	11,181,769	0.4
			169,010,755	5.5
		Certificates of Deposit: 0.0%
900,000	(7)	The Norinchukin Bank, 2.550%, 07/08/2019 (Cost $900,037)	900,037	0.0
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.1%
4,428,000	(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $4,428,000)	$4,428,000	0.1
		Total Short-Term Investments (Cost $383,189,643)	383,157,342	12.4
		Total Investments in Securities (Cost $3,333,995,881)	$3,433,935,535	111.2
		Liabilities in Excess of Other Assets	(346,596,080)	(11.2)
		Net Assets	$3,087,339,455	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Settlement is on a when-issued or delayed-delivery basis.

(7)
Represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
US0003M 3-month LIBOR
US0012M 12-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$911,945,696	$—	$911,945,696
Collateralized Mortgage Obligations	—	3,122,204	—	3,122,204
Municipal Bonds	—	34,947,987	—	34,947,987
U.S. Treasury Obligations	—	1,051,899,943	—	1,051,899,943
Convertible Bonds/Notes	—	508,472	—	508,472
Commercial Mortgage-Backed Securities	—	70,669,242	—	70,669,242
Sovereign Bonds	—	73,482,330	—	73,482,330
Asset-Backed Securities	—	21,844,979	—	21,844,979
Supranational Bonds	—	35,524,533	—	35,524,533
U.S. Government Agency Obligations	—	846,832,807	—	846,832,807
Short-Term Investments	4,428,000	378,729,342	—	383,157,342
Total Investments, at fair value	$4,428,000	$3,429,507,535	$—	$3,433,935,535
Other Financial Instruments+
Futures	41,205	—	—	41,205
Total Assets	$4,469,205	$3,429,507,535	$—	$3,433,976,740
Liabilities Table
Other Financial Instruments+
Futures	$(5,599)	$—	$—	$(5,599)
Total Liabilities	$(5,599)	$—	$—	$(5,599)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	24	09/30/19	$2,835,750	$41,205
			$2,835,750	$41,205
Short Contracts:
U.S. Treasury 2-Year Note	(4)	09/30/19	(860,719)	(5,599)
			$(860,719)	$(5,599)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$41,205
Total Asset Derivatives		$41,205
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$5,599
Total Liability Derivatives		$5,599

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Interest Rate Contracts	$24,424	$—	$24,424
Credit Contracts	—	(625,858)	(625,858)
Total	$24,424	$(625,858)	$(601,434)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest Rate Contracts	$41,364
Total	$41,364
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $3,339,167,516.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$106,365,337
Gross Unrealized Depreciation	(11,561,711)
Net Unrealized Appreciation	$94,803,626
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIPALL         (0619-082319)

Semi-Annual Report
June 30, 2019
Classes ADV, I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Staying the Course for the Long Term
Dear Shareholder,
The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.
May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.
The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.
Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)
Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.
Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.
Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.
On perceived slowing global growth, there was little relief from most of the incoming data.
In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.
In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.
China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.
In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.
Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on
Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.
In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.
In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

*
The S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by Voya Financial. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Voya Financial Product(s) is/are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index, the S&P MidCap 400® Index and the S&P SmallCap 600® Index.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Index Plus LargeCap Portfolio
Class ADV	$1,000.00	$1,182.30	1.00%	$5.41	$1,000.00	$1,024.74	1.00%	$5.02
Class I	1,000.00	1,185.30	0.50	2.71	1,000.00	1,022.32	0.50	2.51
Class S	1,000.00	1,183.90	0.75	4.06	1,000.00	1,021.08	0.75	3.76
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$1,180.20	0.56%	$3.03	$1,000.00	$1,022.02	0.56%	$2.81
Class S	1,000.00	1,178.70	0.81	4.38	1,000.00	1,020.78	0.81	4.06
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,128.10	0.57%	$3.01	$1,000.00	$1,021.97	0.57%	$2.86
Class S	1,000.00	1,126.80	0.82	4.32	1,000.00	1,020.73	0.82	4.11

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$885,395,982	$532,430,907	$247,810,881
Short-term investments at fair value***	4,335,000	7,772,234	9,331,616
Cash	388,444	338,576	104,177
Cash collateral for futures	174,125	75,460	97,130
Receivables:
Investment securities sold	153,802,943	52,511,087	24,156,525
Fund shares sold	74,089	2,801	112,066
Dividends	668,310	518,242	238,023
Other assets	104,610	63,114	31,932
Total assets	1,044,943,503	593,712,421	281,882,350
LIABILITIES:
Payable for investment securities purchased	153,954,391	52,716,380	24,604,760
Payable for fund shares redeemed	474,106	57,932	17,803
Payable upon receipt of securities loaned	—	5,816,234	7,421,616
Payable for investment management fees	323,439	214,215	99,601
Payable for distribution and shareholder service fees	27,293	14,515	10,692
Payable for directors fees	4,527	2,649	1,262
Payable to directors under the deferred compensation plan (Note 6)	104,610	63,114	31,932
Other accrued expenses and liabilities	211,327	202,352	101,631
Total liabilities	155,099,693	59,087,391	32,289,297
NET ASSETS	$889,843,810	$534,625,030	$249,593,053
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$698,912,632	$501,191,175	$241,137,032
Total distributable earnings	190,931,178	33,433,855	8,456,021
NET ASSETS	$889,843,810	$534,625,030	$249,593,053
+ Including securities loaned at value	$—	$5,633,620	$7,169,876
* Cost of investments in securities	$747,033,301	$496,579,270	$242,287,661
*** Cost of short-term investments	$4,335,000	$7,772,234	$9,331,616
Class ADV
Net assets	$1,189,658	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	45,897	n/a	n/a
Net asset value and redemption price per share	$25.92	n/a	n/a
Class I
Net assets	$756,288,318	$462,492,061	$196,174,449
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	28,845,194	25,536,617	10,127,079
Net asset value and redemption price per share	$26.22	$18.11	$19.37
Class S
Net assets	$132,365,834	$72,132,969	$53,418,604
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,091,817	4,052,380	2,793,402
Net asset value and redemption price per share	$26.00	$17.80	$19.12
See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,844,556	$4,835,498	$1,876,460
Interest	1,905	1,138	632
Securities lending income, net	44,097	22,126	28,052
Total investment income	8,890,558	4,858,762	1,905,144
EXPENSES:
Investment management fees	2,020,618	1,313,626	625,897
Distribution and shareholder service fees:
Class ADV	3,074	—	—
Class S	161,051	89,642	67,290
Transfer agent fees	692	328	200
Shareholder reporting expense	31,815	23,670	15,677
Professional fees	37,660	20,355	14,269
Custody and accounting expense	63,350	38,010	27,150
Directors fees	18,110	10,596	5,049
Licensing fee	67,241	39,344	18,745
Miscellaneous expense	22,529	13,750	9,053
Interest expense	705	954	512
Total expenses	2,426,845	1,550,275	783,842
Net expenses	2,426,845	1,550,275	783,842
Net investment income	6,463,713	3,308,487	1,121,302
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	46,291,863	(5,859,736)	1,739,083
Futures	227,164	518,243	310,127
Net realized gain (loss)	46,519,027	(5,341,493)	2,049,210
Net change in unrealized appreciation (depreciation) on:
Investments	100,013,102	86,423,159	26,335,433
Futures	646,002	126,272	43,626
Net change in unrealized appreciation (depreciation)	100,659,104	86,549,431	26,379,059
Net realized and unrealized gain	147,178,131	81,207,938	28,428,269
Increase in net assets resulting from operations	$153,641,844	$84,516,425	$29,549,571
* Foreign taxes withheld	$—	$—	$1,432
See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$6,463,713	$13,161,082	$3,308,487	$6,885,010
Net realized gain (loss)	46,519,027	74,971,388	(5,341,493)	50,777,280
Net change in unrealized appreciation (depreciation)	100,659,104	(151,391,525)	86,549,431	(137,650,217)
Increase (decrease) in net assets resulting from operations	153,641,844	(63,259,055)	84,516,425	(79,987,927)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(122,819)	(8)	—	—
Class I	(74,563,767)	(76,085,743)	(49,293,204)	(66,959,054)
Class S	(12,986,058)	(8,470,148)	(7,655,712)	(10,364,053)
Total distributions	(87,672,644)	(84,555,899)	(56,948,916)	(77,323,107)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	34,238,030	92,588,714	3,547,405	8,091,470
Proceeds from shares issued in merger (Note 12)	—	77,041,560	—	—
Reinvestment of distributions	87,672,644	84,555,899	56,948,916	77,323,107
	121,910,674	254,186,173	60,496,321	85,414,577
Cost of shares redeemed	(146,586,138)	(132,226,578)	(34,204,185)	(95,227,288)
Net increase (decrease) in net assets resulting from capital share transactions	(24,675,464)	121,959,595	26,292,136	(9,812,711)
Net increase (decrease) in net assets	41,293,736	(25,855,359)	53,859,645	(167,123,745)
NET ASSETS:
Beginning of year or period	848,550,074	874,405,433	480,765,385	647,889,130
End of year or period	$889,843,810	$848,550,074	$534,625,030	$480,765,385
See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,121,302	$2,372,757
Net realized gain	2,049,210	36,513,044
Net change in unrealized appreciation (depreciation)	26,379,059	(71,400,331)
Increase (decrease) in net assets resulting from operations	29,549,571	(32,514,530)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(30,400,468)	(30,862,874)
Class S	(8,266,596)	(8,502,547)
Total distributions	(38,667,064)	(39,365,421)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,439,495	10,663,284
Reinvestment of distributions	38,667,064	39,365,421
	40,106,559	50,028,705
Cost of shares redeemed	(16,805,966)	(39,735,096)
Net increase in net assets resulting from capital share transactions	23,300,593	10,293,609
Net increase (decrease) in net assets	14,183,100	(61,586,342)
NET ASSETS:
Beginning of year or period	235,409,953	296,996,295
End of year or period	$249,593,053	$235,409,953
See Accompanying Notes to Financial Statements
8

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class ADV
06-30-19+	24.41	0.13•	4.19	4.32	0.40	2.41	—	2.81	—	25.92	18.23	1.00	1.00	1.00	1.00	1,190	32
08-24-18(5) - 12-31-18	28.07	0.10•	(3.76)	(3.66)	0.00*	—	—	0.00*	—	24.41	(13.04)	0.99	0.99	0.99	1.08	1,016	72
Class I
06-30-19+	24.64	0.20•	4.23	4.43	0.44	2.41	—	2.85	—	26.22	18.53	0.50	0.50	0.50	1.47	756,288	32
12-31-18	29.11	0.41•	(2.18)	(1.77)	0.43	2.27	—	2.70	—	24.64	(6.82)	0.49	0.49	0.49	1.47	728,383	72
12-31-17	24.19	0.42•	5.41	5.83	0.42	0.49	—	0.91	—	29.11	24.64	0.48	0.46	0.46	1.58	774,135	56
12-31-16	22.32	0.42•	1.83	2.25	0.38	—	—	0.38	—	24.19	10.27	0.49	0.44	0.44	1.85	678,267	96
12-31-15	22.48	0.39•	(0.19)	0.20	0.36	—	—	0.36	—	22.32	0.84	0.49	0.44	0.44	1.74	565,257	66
12-31-14	20.05	0.33•	2.41	2.74	0.31	—	—	0.31	—	22.48	13.86	0.44	0.44	0.44	1.58	639,454	72
Class S
06-30-19+	24.43	0.16•	4.20	4.36	0.38	2.41	—	2.79	—	26.00	18.39	0.75	0.75	0.75	1.23	132,366	32
12-31-18	28.87	0.34•	(2.16)	(1.82)	0.35	2.27	—	2.62	—	24.43	(7.04)	0.74	0.74	0.74	1.23	119,150	72
12-31-17	24.00	0.35•	5.37	5.72	0.36	0.49	—	0.85	—	28.87	24.30	0.73	0.71	0.71	1.33	100,271	56
12-31-16	22.14	0.36•	1.82	2.18	0.32	—	—	0.32	—	24.00	9.99	0.74	0.69	0.69	1.59	104,129	96
12-31-15	22.29	0.33•	(0.18)	0.15	0.30	—	—	0.30	—	22.14	0.63	0.74	0.69	0.69	1.49	109,690	66
12-31-14	19.89	0.28•	2.38	2.66	0.26	—	—	0.26	—	22.29	13.54	0.69	0.69	0.69	1.33	129,744	72
Voya Index Plus MidCap Portfolio
Class I
06-30-19+	17.22	0.12•	2.90	3.02	0.26	1.87	—	2.13	—	18.11	18.02	0.56	0.56	0.56	1.29	462,492	23
12-31-18	22.95	0.25•	(3.12)	(2.87)	0.23	2.63	—	2.86	—	17.22	(14.34)	0.55	0.55	0.55	1.18	415,219	68
12-31-17	21.87	0.21•	2.62	2.83	0.30	1.45	—	1.75	—	22.95	13.58	0.53	0.51	0.51	0.96	559,342	75
12-31-16	20.74	0.23	3.18	3.41	0.22	2.06	—	2.28	—	21.87	18.14	0.54	0.49	0.49	1.11	561,057	99
12-31-15	24.58	0.22	(0.45)	(0.23)	0.23	3.38	—	3.61	—	20.74	(1.79)	0.54	0.49	0.49	0.94	513,583	90
12-31-14	23.62	0.21•	1.95	2.16	0.19	1.01	—	1.20	—	24.58	9.56	0.49	0.49	0.49	0.89	577,230	72
Class S
06-30-19+	16.93	0.10•	2.85	2.95	0.21	1.87	—	2.08	—	17.80	17.87	0.81	0.81	0.81	1.04	72,133	23
12-31-18	22.59	0.19•	(3.05)	(2.86)	0.17	2.63	—	2.80	—	16.93	(14.52)	0.80	0.80	0.80	0.93	65,547	68
12-31-17	21.55	0.15•	2.58	2.73	0.24	1.45	—	1.69	—	22.59	13.29	0.78	0.76	0.76	0.71	88,547	75
12-31-16	20.46	0.19	3.12	3.31	0.16	2.06	—	2.22	—	21.55	17.83	0.79	0.74	0.74	0.86	104,140	99
12-31-15	24.29	0.15•	(0.44)	(0.29)	0.16	3.38	—	3.54	—	20.46	(2.06)	0.79	0.74	0.74	0.69	102,389	90
12-31-14	23.35	0.15•	1.93	2.08	0.13	1.01	—	1.14	—	24.29	9.30	0.74	0.74	0.74	0.63	123,119	72
See Accompanying Notes to Financial Statements
9

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus SmallCap Portfolio
Class I
06-30-19+	20.36	0.10•	(0.86)	(0.76)	0.23	—	—	0.23	—	19.37	12.81	0.57	0.57	0.57	0.95	196,174	22
12-31-18	26.78	0.22•	(2.95)	(2.73)	0.24	3.45	—	3.69	—	20.36	(12.40)(a)	0.55	0.55	0.55	0.86(b)	185,212	67
12-31-17	26.91	0.22•	2.25	2.47	0.25	2.35	—	2.60	—	26.78	9.91	0.54	0.52	0.52	0.83	231,351	65
12-31-16	21.97	0.23	5.57	5.80	0.20	0.66	—	0.86	—	26.91	27.32	0.55	0.50	0.50	0.95	243,530	60
12-31-15	22.90	0.19•	(0.92)	(0.73)	0.20	—	—	0.20	—	21.97	(3.21)	0.55	0.50	0.50	0.81	199,425	46
12-31-14	21.86	0.18•	1.00	1.18	0.14	—	—	0.14	—	22.90	5.44	0.50	0.50	0.50	0.84	226,277	40
Class S
06-30-19+	20.10	0.07•	(0.89)	(0.82)	0.16	—	—	0.16	—	19.12	12.68	0.82	0.82	0.82	0.70	53,419	22
12-31-18	26.47	0.15•	(2.91)	(2.76)	0.16	3.45	—	3.61	—	20.10	(12.62)(a)	0.80	0.80	0.80	0.61(b)	50,198	67
12-31-17	26.63	0.15•	2.22	2.37	0.18	2.35	—	2.53	—	26.47	9.60	0.79	0.77	0.77	0.58	65,645	65
12-31-16	21.74	0.16•	5.53	5.69	0.14	0.66	—	0.80	—	26.63	27.01	0.80	0.75	0.75	0.70	82,654	60
12-31-15	22.66	0.13•	(0.91)	(0.78)	0.14	—	—	0.14	—	21.74	(3.47)	0.80	0.75	0.75	0.55	75,891	46
12-31-14	21.62	0.13•	1.00	1.13	0.09	—	—	0.09	—	22.66	5.24	0.75	0.75	0.75	0.59	92,574	40

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Index Plus SmallCap Portfolio would have been (12.44)% and (12.66)% for Classes I and S, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, Voya Index Plus SmallCap Portfolio’s Net Investment Income Ratios would have been 0.82% and 0.57% for Classes I and S, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward foreign currency contracts entered into by any Portfolio during the period ended June 30, 2019.
Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2019, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the six months ended June 30, 2019, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of  $6,767,787, $1,468,553 and $1,503,887, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2019.
I. Securities Lending. Each Portfolio may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2019, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$283,957,920	$379,395,458
Index Plus MidCap	118,227,617	142,600,677
Index Plus SmallCap	54,301,074	67,808,329
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION FEES
Class ADV and Class S shares of the respective Portfolios are subject to a shareholder service and distribution plan
(each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares.
Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or other related/affiliated party owned more than 5% of the following Portfolios:
Entity	Portfolio	Percentage
ReliaStar Life Insurance Company	Index Plus SmallCap	5.40%
Voya Insurance and Annuity Company	Index Plus LargeCap	14.47
	Index Plus MidCap	12.57
	Index Plus SmallCap	20.20
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	63.34
	Index Plus MidCap	79.25
	Index Plus SmallCap	69.78
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — LICENSING FEE
The Portfolios pay an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S
Index Plus LargeCap	1.05%	0.55%	0.80%
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2019, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2019:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus LargeCap	4	$1,865,750	3.40%
Index Plus MidCap	4	1,998,000	3.40
Index Plus SmallCap	4	1,142,000	3.40

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class ADV
6/30/2019	12,480	—	4,964	(13,189)	4,255	330,726	—	122,819	(357,726)	95,819
8/24/2018(1) - 12/31/2018	10,912	36,788	—*	(6,058)	41,642	295,322	1,032,756	8	(163,885)	1,164,201
Class I
6/30/2019	1,215,756	—	2,981,358	(4,912,196)	(715,082)	33,493,080	—	74,563,767	(137,560,835)	(29,503,988)
12/31/2018	3,236,628	840,937	2,841,126	(3,949,938)	2,968,753	91,675,762	23,790,644	76,085,743	(110,079,915)	81,472,234
Class S
6/30/2019	15,429	—	523,631	(324,495)	214,565	414,224	—	12,986,058	(8,667,577)	4,732,705
12/31/2018	21,423	1,860,084	318,424	(795,373)	1,404,558	617,630	52,218,160	8,470,148	(21,982,778)	39,323,160
Index Plus MidCap
Class I
6/30/2019	176,593	—	2,819,977	(1,567,138)	1,429,432	3,374,830	—	49,293,204	(29,049,108)	23,618,926
12/31/2018	306,478	—	3,311,523	(3,885,302)	(267,301)	6,571,479	—	66,959,054	(81,805,772)	(8,275,239)
Class S
6/30/2019	9,141	—	445,618	(273,553)	181,206	172,575	—	7,655,712	(5,155,077)	2,673,210
12/31/2018	81,385	—	520,545	(649,663)	(47,733)	1,519,991	—	10,364,053	(13,421,516)	(1,537,472)
Index Plus SmallCap
Class I
6/30/2019	61,563	—	1,603,400	(634,554)	1,030,409	1,324,875	—	30,400,468	(13,581,195)	18,144,148
12/31/2018	361,431	—	1,273,746	(1,178,100)	457,077	9,111,104	—	30,862,874	(29,610,704)	10,363,274
Class S
6/30/2019	5,095	—	441,592	(150,165)	296,522	114,620	—	8,266,596	(3,224,771)	5,156,445
12/31/2018	67,590	—	354,864	(405,294)	17,160	1,552,180	—	8,502,547	(10,124,392)	(69,665)

*
Amount is less than .50 per share.

(1)
Commencement of operations.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2019:
Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc	$427,431	$(427,431)	$—
BMO Capital Markets Corp	553,902	(553,902)	—
Citadel Clearing LLC	18,825	(18,825)	—
Credit Suisse Securities (USA) LLC	393,032	(393,032)	—
Goldman Sachs & Co. LLC	1,200,619	(1,200,619)	—
J.P. Morgan Securities LLC	208,968	(208,968)	—
Morgan Stanley & Co. LLC	956,138	(956,138)	—
National Bank of Canada Financial Inc	1,302,541	(1,302,541)	—
RBC Capital Markets, LLC	201,996	(201,996)	—
UBS AG	370,168	(370,168)	—
Total	$5,633,620	$(5,633,620)	$—

(1)
Collateral with a fair value of  $5,816,234 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$104,524	$(104,524)	$—
BofA Securities Inc	689,128	(689,128)	—
CIBC World Markets Corporation	87,808	(87,808)	—
Citadel Clearing LLC	64,280	(64,280)	—
Credit Suisse Securities (USA) LLC	290,513	(290,513)	—
Deutsche Bank Securities Inc	663,352	(663,352)	—
Goldman Sachs & Co. LLC	798,247	(798,247)	—
J.P. Morgan Securities LLC	631,296	(631,296)	—
Jefferies LLC	194,454	(194,454)	—
Morgan Stanley & Co. LLC	2,643,725	(2,643,725)	—
National Bank of Canada Financial Inc	3,992	(3,992)	—
National Financial Services LLC	739,283	(739,283)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Nomura Securities International, Inc	2,677	(2,677)	—
Wells Fargo Securities LLC	256,597	(256,597)	—
Total	$7,169,876	$(7,169,876)	$—

(1)
Collateral with a fair value of  $7,421,616 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — REORGANIZATIONS
On August 24, 2018, Index Plus LargeCap (“Acquiring Portfolio”) acquired all of the net assets and assumed all liabilities of Voya Multi-Manager Large Cap Core Portfolio (“Acquired Portfolio”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on August 7, 2018. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2018, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2018, are as follows:
Net investment income	$14,429,784
Net realized and unrealized loss on investments	$(79,829,045)
Net decrease in net assets resulting from operations	$(65,399,261)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 24, 2018. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$77,042	$938,800	$0	$4,563	0.1753
The net assets of the Acquiring Portfolio after the acquisition of Acquired Portfolio were $1,015,841,520.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$13,244,895	$74,427,749	$30,158,081	$54,397,818
Index Plus MidCap	18,895,102	38,053,814	20,844,956	56,478,151
Index Plus SmallCap	7,909,733	30,757,331	7,344,381	32,021,040
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of June 30, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Index Plus LargeCap	$11,336,802	$42,288,977	$137,451,642	$—	—	—
Index Plus MidCap	3,311,713	—	35,205,711	(5,008,968)	Short-term	None
Index Plus SmallCap	1,206,275	2,280,137	5,007,775	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.
As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modiﬁes certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios is currently assessing the potential impact to ﬁnancial statement disclosure that may result from adopting this ASU.

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 15 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	21.3%
Health Care	14.4%
Financials	13.3%
Consumer Discretionary	10.4%
Industrials	9.9%
Communication Services	9.0%
Consumer Staples	7.1%
Energy	5.0%
Utilities	3.5%
Real Estate	3.3%
Materials	2.3%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 9.0%
21,095	(1)	Alphabet, Inc. - Class A	$22,841,666	2.6
351,595		AT&T, Inc.	11,781,948	1.3
271,813		Comcast Corp. – Class A	11,492,254	1.3
76,094	(1)	Facebook, Inc. - Class A	14,686,142	1.6
467,389	(2)	Other Securities	19,650,261	2.2
			80,452,271	9.0
		Consumer Discretionary: 10.4%
14,178	(1)	Amazon.com, Inc.	26,847,886	3.0
3,303	(1)	Booking Holdings, Inc.	6,192,167	0.7
64,350		Home Depot, Inc.	13,382,870	1.5
100,788		Starbucks Corp.	8,449,058	1.0
359,368	(2)	Other Securities	37,557,755	4.2
			92,429,736	10.4
		Consumer Staples: 7.1%
122,898		Altria Group, Inc.	5,819,220	0.7
42,873		Hershey Co.	5,746,268	0.6
97,104		Philip Morris International, Inc.	7,625,577	0.9
141,647		Procter & Gamble Co.	15,531,594	1.7
74,790		Walmart, Inc.	8,263,547	0.9
330,696		Other Securities	20,327,814	2.3
			63,314,020	7.1
		Energy: 5.0%
106,465		Chevron Corp.	13,248,505	1.5
136,210		ConocoPhillips	8,308,810	1.0
129,851		Exxon Mobil Corp.	9,950,482	1.1
170,426		Other Securities	12,563,223	1.4
			44,071,020	5.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 13.3%
49,984		Ameriprise Financial, Inc.	$7,255,678	0.8
397,300		Bank of America Corp.	11,521,700	1.3
44,072	(1)	Berkshire Hathaway, Inc. – Class B	9,394,828	1.1
114,020		Citigroup, Inc.	7,984,821	0.9
120,991		JPMorgan Chase & Co.	13,526,794	1.5
66,313		Progressive Corp.	5,300,398	0.6
24,371		S&P Global, Inc.	5,551,470	0.6
1,154,852	(2)	Other Securities	57,975,210	6.5
			118,510,899	13.3
		Health Care: 14.4%
36,565		Amgen, Inc.	6,738,198	0.8
42,516		HCA Healthcare, Inc.	5,746,888	0.6
89,829		Johnson & Johnson	12,511,383	1.4
103,356		Merck & Co., Inc.	8,666,401	1.0
179,104		Pfizer, Inc.	7,758,785	0.9
40,700		UnitedHealth Group, Inc.	9,931,207	1.1
699,532	(2)	Other Securities	76,435,025	8.6
			127,787,887	14.4
		Industrials: 9.9%
25,026		Boeing Co.	9,109,714	1.0
30,586		Cummins, Inc.	5,240,605	0.6
57,697		Honeywell International, Inc.	10,073,319	1.1
51,695		Ingersoll-Rand PLC - Class A	6,548,206	0.8
26,683		Norfolk Southern Corp.	5,318,723	0.6
48,209		Union Pacific Corp.	8,152,624	0.9
63,547		Waste Management, Inc.	7,331,417	0.8
543,114	(2)	Other Securities	36,248,976	4.1
			88,023,584	9.9
		Information Technology: 21.3%
27,232	(1)	Adobe, Inc.	8,023,909	0.9
129,037		Apple, Inc.	25,539,003	2.9
73,629	(1)	Cadence Design Systems, Inc.	5,213,670	0.6
215,121		Cisco Systems, Inc.	11,773,572	1.3
59,454		Citrix Systems, Inc.	5,834,816	0.7
67,314	(1)	Fortinet, Inc.	5,171,735	0.6
246,964		Microsoft Corp.	33,083,297	3.7
46,170	(1)	PayPal Holdings, Inc.	5,284,618	0.6
73,257		Texas Instruments, Inc.	8,406,973	0.9
1,227,426	(2)	Other Securities	81,364,570	9.1
			189,696,163	21.3
		Materials: 2.3%
27,577		Air Products & Chemicals, Inc.	6,242,606	0.7
173,746		Other Securities	13,850,371	1.6
			20,092,977	2.3
		Real Estate: 3.3%
35,112		Simon Property Group, Inc.	5,609,493	0.6

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate (continued)
672,852	(2)	Other Securities	$23,863,969	2.7
			29,473,462	3.3
		Utilities: 3.5%
81,347		Ameren Corp.	6,109,973	0.7
62,794		American Electric Power Co., Inc.	5,526,500	0.6
151,303		Exelon Corp.	7,253,466	0.8
418,650		Other Securities	12,654,024	1.4
			31,543,963	3.5
		Total Common Stock (Cost $747,033,301)	885,395,982	99.5
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
4,335,000	(3)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $4,335,000)	4,335,000	0.5
		Total Short-Term Investments (Cost $4,335,000)	4,335,000	0.5

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $751,368,301)	$889,730,982	100.0
Assets in Excess of Other Liabilities	112,828	0.0
Net Assets	$889,843,810	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$885,395,982	$—	$—	$885,395,982
Short-Term Investments	4,335,000	—	—	4,335,000
Total Investments, at fair value	$889,730,982	$—	$—	$889,730,982
Other Financial Instruments+
Futures	160,576	—	—	160,576
Total Assets	$889,891,558	$—	$—	$889,891,558

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	25	09/20/19	$3,680,250	$160,576
			$3,680,250	$160,576

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$160,576
Total Asset Derivatives		$160,576

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$227,164
Total	$227,164

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$646,002
Total	$646,002
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $752,439,916.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$150,802,021
Gross Unrealized Depreciation	(13,350,379)
Net Unrealized Appreciation	$137,451,642
See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Financials	16.9%
Information Technology	16.0%
Industrials	15.9%
Consumer Discretionary	12.1%
Real Estate	10.3%
Health Care	9.6%
Materials	5.9%
Utilities	4.9%
Energy	2.9%
Consumer Staples	2.6%
Communication Services	2.4%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 2.4%
294,862	(1)	Other Securities	$12,829,838	2.4
		Consumer Discretionary: 12.1%
166,338		Dana, Inc.	3,316,780	0.6
24,377	(2)	Deckers Outdoor Corp.	4,289,621	0.8
19,997		Domino’s Pizza, Inc.	5,564,765	1.0
111,172		Service Corp. International	5,200,626	1.0
1,248,561	(1)(3)	Other Securities	46,432,940	8.7
			64,804,732	12.1
		Consumer Staples: 2.6%
38,404	(2)	Post Holdings, Inc.	3,992,864	0.7
146,318		Other Securities	10,212,115	1.9
			14,204,979	2.6
		Energy: 2.9%
1,557,837	(1)(3)	Other Securities	15,316,765	2.9
		Financials: 16.9%
83,533		East West Bancorp, Inc.	3,906,839	0.7
35,511		Evercore, Inc.	3,145,209	0.6
68,894		First American Financial Corp.	3,699,608	0.7
202,524		Old Republic International Corp.	4,532,487	0.8
32,578		Primerica, Inc.	3,907,731	0.7
29,503		Reinsurance Group of America, Inc.	4,603,353	0.9
99,094		Synovus Financial Corp.	3,468,290	0.7
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
152,765		TCF Financial Corp.	$3,175,984	0.6
50,293		Wintrust Financial Corp.	3,679,436	0.7
1,338,543	(1)	Other Securities	56,219,078	10.5
			90,338,015	16.9
		Health Care: 9.6%
29,458	(2)	Charles River Laboratories International, Inc.	4,180,090	0.8
9,804		Chemed Corp.	3,537,675	0.7
63,175		Encompass Health Corp.	4,002,768	0.7
43,919		Hill-Rom Holdings, Inc.	4,594,806	0.8
32,461	(2)	Masimo Corp.	4,830,846	0.9
21,205	(2)	Molina Healthcare, Inc.	3,035,284	0.6
561,949	(1)(3)	Other Securities	27,390,146	5.1
			51,571,615	9.6
		Industrials: 15.9%
34,986		Curtiss-Wright Corp.	4,447,770	0.8
50,942		EMCOR Group, Inc.	4,487,990	0.8
69,825		Herman Miller, Inc.	3,121,178	0.6
40,505		IDEX Corp.	6,972,531	1.3
33,733		Manpowergroup, Inc.	3,258,608	0.6
36,334		Oshkosh Corp.	3,033,526	0.6
67,785		Timken Co.	3,480,082	0.7
51,168		Toro Co.	3,423,139	0.6
27,258		Woodward, Inc.	3,084,515	0.6
781,817	(1)(3)	Other Securities	49,716,342	9.3
			85,025,681	15.9
		Information Technology: 16.0%
94,235		Avnet, Inc.	4,266,018	0.8
17,794	(2)	Fair Isaac Corp.	5,587,672	1.0
41,902		j2 Global, Inc.	3,724,669	0.7
119,679		Jabil, Inc.	3,781,856	0.7
42,521		MKS Instruments, Inc.	3,311,961	0.6
98,998	(2)	NCR Corp.	3,078,838	0.6
140,369		Sabre Corp.	3,116,192	0.6
64,172		Teradyne, Inc.	3,074,481	0.6
17,221	(2)	Zebra Technologies Corp.	3,607,627	0.7
1,041,242	(1)	Other Securities	51,778,411	9.7
			85,327,725	16.0
		Materials: 5.9%
127,555		Steel Dynamics, Inc.	3,852,161	0.7
662,350	(1)	Other Securities	27,912,691	5.2
			31,764,852	5.9

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: 10.3%
31,197		Camden Property Trust	$3,256,655	0.6
96,691		Cousins Properties, Inc.	3,497,313	0.7
75,759		Douglas Emmett, Inc.	3,018,239	0.6
103,427		First Industrial Realty Trust, Inc.	3,799,908	0.7
81,636		Highwoods Properties, Inc.	3,371,567	0.6
133,385		Hospitality Properties Trust	3,334,625	0.6
55,413		Lamar Advertising Co.	4,472,383	0.8
973,242	(1)(3)	Other Securities	30,220,537	5.7
			54,971,227	10.3
		Utilities: 4.9%
40,002		Idacorp, Inc.	4,017,401	0.8
48,974		NorthWestern Corp.	3,533,474	0.7
65,197		PNM Resources, Inc.	3,319,179	0.6
93,496		UGI Corp.	4,993,622	0.9
280,554		Other Securities	10,411,802	1.9
			26,275,478	4.9
		Total Common Stock (Cost $496,579,270)	532,430,907	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements: 1.1%
1,353,854	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,354,132, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,380,931, due 06/01/46-07/01/49)	1,353,854	0.2
400,818	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $400,901, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $409,024, due 03/31/23-08/ 15/44)	400,818	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,353,854	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,354,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,380,931, due 07/02/19-01/20/63)	$1,353,854	0.3
1,353,854	(4)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,354,134, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,380,938, due 07/05/19-08/16/23)	1,353,854	0.3
1,353,854	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,354,133, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,380,931, due 07/18/19-09/09/49)	1,353,854	0.2
			5,816,234	1.1
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.4%
1,956,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $1,956,000)	1,956,000	0.4
		Total Short-Term Investments (Cost $7,772,234)	7,772,234	1.5

See Accompanying Notes to Financial Statements
26

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $504,351,504)	$540,203,141	101.0
Liabilities in Excess of Other Assets	(5,578,111)	(1.0)
Net Assets	$534,625,030	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains non-income producing securities.

(2)
Non-income producing security.

(3)
The grouping contains securities on loan.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$532,430,907	$—	$—	$532,430,907
Short-Term Investments	1,956,000	5,816,234	—	7,772,234
Total Investments, at fair value	$534,386,907	$5,816,234	$—	$540,203,141
Other Financial Instruments+
Futures	32,021	—	—	32,021
Total Assets	$534,418,928	$5,816,234	$—	$540,235,162

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	7	09/20/19	$1,365,000	$32,021
			$1,365,000	$32,021
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$32,021
Total Asset Derivatives		$32,021

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements
27

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$518,243
Total	$518,243

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$126,272
Total	$126,272
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $505,029,452.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$66,766,248
Gross Unrealized Depreciation	(31,560,537)
Net Unrealized Appreciation	$35,205,711
See Accompanying Notes to Financial Statements
28

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Industrials	20.5%
Financials	17.0%
Information Technology	14.4%
Consumer Discretionary	12.8%
Health Care	11.9%
Real Estate	7.1%
Energy	4.3%
Materials	3.5%
Consumer Staples	3.4%
Communication Services	2.5%
Utilities	1.9%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 2.5%
28,494		Cogent Communications Holdings, Inc.	$1,691,404	0.7
498,295	(1)(2)	Other Securities	4,569,570	1.8
			6,260,974	2.5
		Consumer Discretionary: 12.8%
94,566	(3)	American Axle & Manufacturing Holdings, Inc.	1,206,662	0.5
62,590	(3)	Career Education Corp.	1,193,591	0.5
43,096		La-Z-Boy, Inc.	1,321,323	0.5
46,499	(3)	M/I Homes, Inc.	1,327,081	0.5
19,977	(3)	TopBuild Corp.	1,653,297	0.7
1,480,149	(1)(2)	Other Securities	25,353,649	10.1
			32,055,603	12.8
		Consumer Staples: 3.4%
62,185	(3)	Darling Ingredients, Inc.	1,236,860	0.5
9,559		Medifast, Inc.	1,226,420	0.5
305,219	(1)(2)	Other Securities	5,953,605	2.4
			8,416,885	3.4
		Energy: 4.3%
61,317	(3)	ProPetro Holding Corp.	1,269,262	0.5
1,179,723	(1)(2)	Other Securities	9,352,722	3.8
			10,621,984	4.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: 17.0%
58,507		American Equity Investment Life Holding Co.	$1,589,050	0.6
148,752		First BanCorp. Puerto Rico	1,642,222	0.7
34,414		Flagstar Bancorp, Inc.	1,140,480	0.5
38,849		Great Western Bancorp, Inc.	1,387,686	0.6
55,495	(3)	NMI Holdings, Inc.	1,575,503	0.6
55,689		OFG Bancorp	1,323,728	0.5
75,648		Redwood Trust, Inc.	1,250,461	0.5
30,863		Selective Insurance Group	2,311,330	0.9
59,488		Simmons First National Corp.	1,383,691	0.5
62,666		United Community Banks, Inc./GA	1,789,741	0.7
1,140,402	(1)(2)	Other Securities	27,148,083	10.9
			42,541,975	17.0
		Health Care: 11.9%
27,179	(3)	AMN Healthcare Services, Inc.	1,474,461	0.6
24,458	(3)	Emergent Biosolutions, Inc.	1,181,566	0.5
20,337	(3)	Integer Holdings Corp.	1,706,681	0.7
28,742	(3)	Merit Medical Systems, Inc.	1,711,873	0.7
1,117,553	(1)(2)	Other Securities	23,630,459	9.4
			29,705,040	11.9
		Industrials: 20.5%
28,622	(3)	Aerojet Rocketdyne Holdings, Inc.	1,281,407	0.5
18,767		Applied Industrial Technologies, Inc.	1,154,733	0.5
33,112		Barnes Group, Inc.	1,865,530	0.8
25,605		Brady Corp.	1,262,839	0.5
20,912		EnPro Industries, Inc.	1,335,022	0.5
45,552		Federal Signal Corp.	1,218,516	0.5
58,306	(3)	Harsco Corp.	1,599,917	0.6
42,036		Hillenbrand, Inc.	1,663,364	0.7
34,634		Korn Ferry	1,387,784	0.6
29,521		Simpson Manufacturing Co., Inc.	1,961,966	0.8
28,961		Skywest, Inc.	1,757,064	0.7
29,511	(3)	SPX Corp.	974,453	0.4

See Accompanying Notes to Financial Statements
29

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials (continued)
37,032	(3)	SPX FLOW, Inc.	$1,550,160	0.6
29,499		Tetra Tech, Inc.	2,317,146	0.9
47,146		Universal Forest Products, Inc.	1,794,377	0.7
18,410		Watts Water Technologies, Inc.	1,715,444	0.7
1,008,269	(2)	Other Securities	26,266,609	10.5
			51,106,331	20.5
		Information Technology: 14.4%
30,103	(3)	Advanced Energy Industries, Inc.	1,693,896	0.7
49,495		Benchmark Electronics, Inc.	1,243,314	0.5
34,332		EVERTEC, Inc.	1,122,656	0.4
20,704	(3)	Insight Enterprises, Inc.	1,204,973	0.5
24,293	(3)	Plexus Corp.	1,417,982	0.6
41,487		Progress Software Corp.	1,809,663	0.7
47,603	(3)	Rudolph Technologies, Inc.	1,315,271	0.5
1,099,348	(1)(2)	Other Securities	26,207,546	10.5
			36,015,301	14.4
		Materials: 3.5%
16,169		Stepan Co.	1,486,093	0.6
229,724	(2)	Other Securities	7,272,568	2.9
			8,758,661	3.5
		Real Estate: 7.1%
29,362		American Assets Trust, Inc.	1,383,537	0.6
50,992		Chesapeake Lodging Trust	1,449,193	0.6
147,977		DiamondRock Hospitality Co.	1,530,082	0.6
30,778		HFF, Inc.	1,399,783	0.6
962,568	(1)(2)	Other Securities	11,841,788	4.7
			17,604,383	7.1
		Utilities: 1.9%
75,946		Other Securities	4,723,744	1.9
		Total Common Stock (Cost $242,287,661)	247,810,881	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Repurchase Agreements: 3.0%
1,727,502	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,727,857, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,762,052, due 06/01/46-07/01/49)	$1,727,502	0.7
511,608	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $511,714, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $522,082, due 03/31/23-08/15/44)	511,608	0.2
1,727,502	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,727,857, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,762,052, due 07/02/19-01/20/63)	1,727,502	0.7
1,727,502	(4)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,727,860, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,762,060, due 07/05/19-08/16/23)	1,727,502	0.7

See Accompanying Notes to Financial Statements
30

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,727,502	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,727,858, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,762,052, due 07/18/19-09/09/49)	$1,727,502	0.7
			7,421,616	3.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
1,910,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $1,910,000)	1,910,000	0.7
		Total Short-Term Investments (Cost $9,331,616)	9,331,616	3.7

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $251,619,277)	$257,142,497	103.0
Liabilities in Excess of Other Assets	(7,549,444)	(3.0)
Net Assets	$249,593,053	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
The grouping contains non-income producing securities.

(3)
Non-income producing security.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$247,810,881	$—	$—	$247,810,881
Short-Term Investments	1,910,000	7,421,616	—	9,331,616
Total Investments, at fair value	$249,720,881	$7,421,616	$—	$257,142,497
Other Financial Instruments+
Futures	15,988	—	—	15,988
Total Assets	$249,736,869	$7,421,616	$—	$257,158,485

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements
31

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	22	09/20/19	$1,723,810	$15,988
			$1,723,810	$15,988
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$15,988
Total Asset Derivatives		$15,988

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$310,127
Total	$310,127

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$43,626
Total	$43,626
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $252,150,710.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$33,623,780
Gross Unrealized Depreciation	(28,616,005)
Net Unrealized Appreciation	$5,007,775
See Accompanying Notes to Financial Statements
32

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
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VPSAR-AIP         (0619-081919)

Semi-Annual Report
June 30, 2019
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
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Voya Balanced Portfolio

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Voya Global Equity Portfolio

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Voya Government Money Market Portfolio

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Voya Growth and Income Portfolio

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Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Staying the Course for the Long Term
Dear Shareholder,
The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.
May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.
The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.
Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)
Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.
Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.
Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.
On perceived slowing global growth, there was little relief from most of the incoming data.
In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.
In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.
China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.
In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.
Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.
In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.
In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Balanced Portfolio
Class I	$1,000.00	$1,119.80	0.70%	$3.68	$1,000.00	$1,021.32	0.70%	$3.51
Class S	1,000.00	1,118.00	0.95	4.99	1,000.00	1,020.08	0.95	4.76
Voya Global Equity Portfolio
Class ADV	$1,000.00	$1,139.50	1.10%	$5.84	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	1,142.10	0.60	3.19	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	1,140.80	0.85	4.51	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	1,140.00	1.00	5.31	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	1,138.80	1.20	6.36	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,010.70	0.34%	$1.70	$1,000.00	$1,023.11	0.34%	$1.71
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,172.40	1.03%	$5.55	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,175.00	0.58	3.13	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,173.50	0.83	4.47	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,172.40	0.98	5.28	1,000.00	1,019.93	0.98	4.91
4

Shareholder Expense Examples (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,066.50	1.03%	$5.28	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,069.40	0.53	2.72	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,068.50	0.78	4.00	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,067.90	0.93	4.77	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,170.30	1.40%	$7.53	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	1,173.20	0.90	4.85	1,000.00	1,020.33	0.90	4.51
Class R6	1,000.00	1,173.90	0.90	4.85	1,000.00	1,020.33	0.90	4.51
Class S	1,000.00	1,172.20	1.15	6.19	1,000.00	1,019.09	1.15	5.76

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$301,993,555	$586,138,668	$—
Investments in affiliated underlying funds at fair value*	55,634,022	—	—
Short-term investments at fair value**	22,702,396	13,197,288	—
Repurchase agreements	—	—	238,253,000
Short-term investments at amortized cost	—	—	236,175,622
Cash	806,007	1,412,276	22,603
Cash collateral for futures	103,287	—	—
Cash pledged for centrally cleared swaps (Note 2)	342,000	—	—
Foreign currencies at value***	133,058	—	—
Receivables:
Investments in affiliated underlying funds sold	30,434,788	—	—
Investment securities sold	—	14,486,819	—
Investment securities sold on a delayed-delivery or when-issued basis	2,535,096	—	—
Fund shares sold	46,062	48,081	12,486
Dividends	351,364	1,610,697	8,183
Interest	353,684	—	281,645
Foreign tax reclaims	173,671	1,496,614	—
Unrealized appreciation on forward foreign currency contracts	—	160	—
Unrealized appreciation on forward premium swaptions	7,381	—	—
Reimbursement due from manager	—	3,391	—
Other assets	57,638	55,233	142,582
Total assets	415,674,009	618,449,227	474,896,121
LIABILITIES:
Income distribution payable	—	—	12
Payable for investments in affiliated underlying funds purchased	28,624,966	—	—
Payable for investment securities purchased	—	15,070,860	16,250,000
Payable for investment securities purchased on a delayed-delivery or when-issued basis	3,838,385	—	—
Payable for fund shares redeemed	41,307	163,345	237,011
Payable upon receipt of securities loaned	10,394,417	9,552,288	—
Unrealized depreciation on forward foreign currency contracts	19,105	8,988	—
Unrealized depreciation on forward premium swaptions	673	—	—
Variation margin payable on centrally cleared swaps	2,590	—	—
Payable for investment management fees	181,633	267,263	114,906
Payable for distribution and shareholder service fees	591	104,377	—
Payable to custodian due to foreign currency overdraft****	—	2,466,732	—
Payable for directors/trustees fees	1,841	2,944	2,289
Payable to directors/trustees under the deferred compensation plan (Note 6)	57,638	55,233	142,582
Other accrued expenses and liabilities	153,805	193,513	84,651
Total liabilities	43,316,951	27,885,543	16,831,451
NET ASSETS	$372,357,058	$590,563,684	$458,064,670
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$348,180,811	$569,293,237	$458,203,899
Total distributable earnings (loss)	24,176,247	21,270,447	(139,229)
NET ASSETS	$372,357,058	$590,563,684	$458,064,670
+ Including securities loaned at value	$9,920,808	$6,007,167	$—
* Cost of investments in securities	$286,365,439	$564,735,138	$—
* Cost of investments in affiliated underlying funds	$55,879,936	$—	$—
** Cost of short-term investments	$22,702,373	$13,197,288	$—
*** Cost of foreign currencies	$136,757	$—	$—
**** Cost of foreign currency overdraft	$—	$2,466,732	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$15,989,401	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,542,275	n/a
Net asset value and redemption price per share	n/a	$10.37	n/a
Class I
Net assets	$369,436,507	$142,654,409	$458,064,670
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	25,015,635	13,754,131	457,945,726
Net asset value and redemption price per share	$14.77	$10.37	$1.00
Class S
Net assets	$2,920,551	$397,130,460	n/a
Shares authorized	500,000,000	300,000,000	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	198,674	38,146,633	n/a
Net asset value and redemption price per share	$14.70	$10.41	n/a
Class S2
Net assets	n/a	$302,551	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	29,452	n/a
Net asset value and redemption price per share	n/a	$10.27	n/a
Class T
Net assets	n/a	$34,486,863	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	3,340,662	n/a
Net asset value and redemption price per share	n/a	$10.32	n/a
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$3,069,326,861	$3,129,907,069	$518,622,392
Investments in affiliated underlying funds at fair value**	—	631,029,970	—
Short-term investments at fair value***	114,945,486	132,432,631	30,296,367
Cash	1,434,674	3,582,952	263,199
Cash collateral for futures	—	3,802,483	—
Cash pledged for centrally cleared swaps (Note 2)	—	12,041,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	120,000	—
Receivables:
Investment securities sold	328,334,211	3,587,669	6,955,825
Investment securities sold on a delayed-delivery or when-issued basis	—	159,650,419	—
Fund shares sold	7,130	196,139	48,483
Dividends	3,087,030	8,406	506,977
Interest	—	18,310,711	—
Foreign tax reclaims	194,039	—	—
Unrealized appreciation on forward foreign currency contracts	—	10,196	—
Unrealized appreciation on forward premium swaptions	—	866,107	—
Reimbursement due from manager	—	2,805	—
Other assets	278,596	422,684	50,917
Total assets	3,517,608,027	4,095,971,241	556,744,160
LIABILITIES:
Income distribution payable	—	571	—
Payable for investment securities purchased	298,244,384	33,037,847	14,957,134
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	347,752,465	—
Payable for fund shares redeemed	742,012	6,222,855	2,240,625
Payable upon receipt of securities loaned	83,170,486	116,436,607	9,313,367
Unrealized depreciation on forward foreign currency contracts	—	749,739	—
Unrealized depreciation on forward premium swaptions	—	23,207	—
Variation margin payable on centrally cleared swaps	—	271,656	—
Cash received as collateral for OTC derivatives (Note 2)	—	710,000	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	642,000	—
Payable for investment management fees	1,413,476	1,471,111	362,766
Payable for distribution and shareholder service fees	426,511	587,568	20,505
Payable for directors/trustees fees	15,313	17,692	2,805
Payable to directors/trustees under the deferred compensation plan (Note 6)	278,596	422,684	50,917
Other accrued expenses and liabilities	430,951	668,189	124,809
Total liabilities	384,721,729	509,014,191	27,072,928
NET ASSETS	$3,132,886,298	$3,586,957,050	$529,671,232
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,413,856,487	$3,541,285,508	$517,976,787
Total distributable earnings	719,029,811	45,671,542	11,694,445
NET ASSETS	$3,132,886,298	$3,586,957,050	$529,671,232
+ Including securities loaned at value	$81,281,402	$113,674,615	$9,061,910
* Cost of investments in securities	$2,494,900,308	$3,048,900,460	$497,961,282
** Cost of investments in affiliated underlying funds	$—	$633,419,501	$—
*** Cost of short-term investments	$114,945,486	$132,434,736	$30,296,367
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$895,868,001	$280,138,463	$6,998,177
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	32,396,204	21,827,203	471,903
Net asset value and redemption price per share	$27.65	$12.83	$14.83
Class I
Net assets	$1,751,513,726	$1,012,120,372	$428,505,956
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	62,168,641	78,016,977	27,048,021
Net asset value and redemption price per share	$28.17	$12.97	$15.84
Class R6
Net assets	n/a	n/a	$6,234,751
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	393,382
Net asset value and redemption price per share	n/a	n/a	$15.85
Class S
Net assets	$485,119,730	$2,274,400,002	$87,932,348
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	17,514,032	176,509,278	5,729,939
Net asset value and redemption price per share	$27.70	$12.89	$15.35
Class S2
Net assets	$384,841	$20,298,213	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	14,090	1,581,258	n/a
Net asset value and redemption price per share	$27.31	$12.84	n/a
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Balanced Portfolio	Voya Global Equity Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,137,892	$11,514,544	$14,426	$35,524,380
Interest	1,551,341	—	5,527,756	—
Dividends from affiliated underlying funds	689,541	—	—	—
Securities lending income, net	39,514	80,114	—	95,921
Total investment income	5,418,288	11,594,658	5,542,182	35,620,301
EXPENSES:
Investment management fees	1,095,365	1,622,092	794,322	9,111,879
Distribution and shareholder service fees:
Class ADV	—	39,842	—	2,177,486
Class S	3,609	492,251	—	589,602
Class S2	—	593	—	830
Class T	—	127,096	—	—
Transfer agent fees	274	582	338	4,311
Shareholder reporting expense	19,910	26,682	19,186	99,550
Professional fees	13,937	22,725	14,842	68,056
Custody and accounting expense	97,921	81,616	23,530	165,615
Directors/trustees fees	7,363	11,778	9,154	61,249
Licensing fee	8,997	—	—	—
Miscellaneous expense	10,491	16,634	9,054	56,998
Interest expense	23,416	2,200	11,534	—
Total expenses	1,281,283	2,444,091	881,960	12,335,576
Waived and reimbursed fees	—	(48,817)	(102,129)	(901,157)
Net expenses	1,281,283	2,395,274	779,831	11,434,419
Net investment income	4,137,005	9,199,384	4,762,351	24,185,882
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,192,689	(5,315,397)	127,792	122,620,572
Sale of affiliated underlying funds	(11,477)	—	—	—
Forward foreign currency contracts	(95,465)	66,880	—	—
Foreign currency related transactions	54,101	(81,528)	—	—
Futures	1,781,386	—	—	—
Swaps	7,806	—	—	—
Written options	(181,790)	—	—	—
Net realized gain (loss)	4,747,250	(5,330,045)	127,792	122,620,572
Net change in unrealized appreciation (depreciation) on:
Investments	30,957,341	72,723,379	—	338,999,181
Affiliated underlying funds	416,561	—	—	—
Forward foreign currency contracts	(10,715)	(8,828)	—	—
Foreign currency related transactions	(88)	10,727	—	—
Futures	835,249	—	—	—
Swaps	43,861	—	—	—
Net change in unrealized appreciation (depreciation)	32,242,209	72,725,278	—	338,999,181
Net realized and unrealized gain	36,989,459	67,395,233	127,792	461,619,753
Increase in net assets resulting from operations	$41,126,464	$76,594,617	$4,890,143	$485,805,635
* Foreign taxes withheld	$86,018	$614,682	$—	$368,497
See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$82,230	$4,174,648
Interest	55,481,724	—
Dividends from affiliated underlying funds	15,537,098	—
Securities lending income, net	87,862	16,399
Total investment income	71,188,914	4,191,047
EXPENSES:
Investment management fees	8,773,229	2,365,147
Distribution and shareholder service fees:
Class ADV	672,744	17,163
Class S	2,795,046	109,539
Class S2	42,187	—
Transfer agent fees	2,899	597
Shareholder reporting expense	115,840	25,340
Professional fees	72,400	18,911
Custody and accounting expense	271,500	45,250
Directors/trustees fees	70,768	11,222
Miscellaneous expense	56,709	20,763
Interest expense	212	2,299
Total expenses	12,873,534	2,616,231
Waived and reimbursed fees	(24,551)	—
Net expenses	12,848,983	2,616,231
Net investment income	58,339,931	1,574,816
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,345,975	522,599
Sale of affiliated underlying funds	(3,799,321)	—
Capital gain distributions from affiliated underlying funds	(4)	—
Forward foreign currency contracts	(1,151,923)	—
Foreign currency related transactions	17,487	—
Futures	14,904,767	—
Swaps	(4,015,621)	—
Written options	(6,411,164)	—
Net realized gain	14,890,196	522,599
Net change in unrealized appreciation (depreciation) on:
Investments	108,635,500	88,604,289
Affiliated underlying funds	46,586,950	—
Forward foreign currency contracts	(453,412)	—
Foreign currency related transactions	(3,675)	—
Futures	1,615,422	—
Swaps	4,884,752	—
Net change in unrealized appreciation (depreciation)	161,265,537	88,604,289
Net realized and unrealized gain	176,155,733	89,126,888
Increase in net assets resulting from operations	$234,495,664	$90,701,704
* Foreign taxes withheld	$—	$1,302
See Accompanying Notes to Financial Statements
11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global Equity Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$4,137,005	$8,762,903	$9,199,384	$15,693,673
Net realized gain (loss)	4,747,250	16,935,621	(5,330,045)	98,552,173
Net change in unrealized appreciation (depreciation)	32,242,209	(51,171,067)	72,725,278	(169,316,675)
Increase (decrease) in net assets resulting from operations	41,126,464	(25,472,543)	76,594,617	(55,070,829)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(874,325)	(678,675)
Class I	(23,387,272)	(38,219,666)	(7,884,982)	(7,921,491)
Class S	(177,792)	(289,441)	(21,762,426)	(19,537,870)
Class S2	—	—	(16,520)	(13,091)
Class T	—	—	(1,863,078)	(1,273,805)
Total distributions	(23,565,064)	(38,509,107)	(32,401,331)	(29,424,932)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,717,069	19,110,433	2,907,619	8,257,608
Reinvestment of distributions	23,565,064	38,509,107	32,401,331	29,424,932
	27,282,133	57,619,540	35,308,950	37,682,540
Cost of shares redeemed	(22,967,095)	(71,719,538)	(44,108,693)	(101,268,523)
Net increase (decrease) in net assets resulting from capital share transactions	4,315,038	(14,099,998)	(8,799,743)	(63,585,983)
Net increase (decrease) in net assets	21,876,438	(78,081,648)	35,393,543	(148,081,744)
NET ASSETS:
Beginning of year or period	350,480,620	428,562,268	555,170,141	703,251,885
End of year or period	$372,357,058	$350,480,620	$590,563,684	$555,170,141
See Accompanying Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$4,762,351	$6,657,582	$24,185,882	$51,972,509
Net realized gain	127,792	81,704	122,620,572	300,209,924
Net change in unrealized appreciation (depreciation)	—	—	338,999,181	(482,083,171)
Increase (decrease) in net assets resulting from operations	4,890,143	6,739,286	485,805,635	(129,900,738)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(29,809,433)	(99,614,503)
Class I	(4,898,520)	(6,729,717)	(57,447,900)	(197,263,266)
Class S	—	(591)	(16,117,619)	(55,646,599)
Class S2	—	—	(12,666)	(48,307)
Total distributions	(4,898,520)	(6,730,308)	(103,387,618)	(352,572,675)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,115,675	116,264,254	3,011,837	14,502,562
Reinvestment of distributions	4,898,507	6,730,039	103,328,677	352,351,607
	44,014,182	122,994,293	106,340,514	366,854,169
Cost of shares redeemed	(49,132,448)	(98,447,467)	(235,211,489)	(478,362,629)
Net increase (decrease) in net assets resulting from capital share transactions	(5,118,266)	24,546,826	(128,870,975)	(111,508,460)
Net increase (decrease) in net assets	(5,126,643)	24,555,804	253,547,042	(593,981,873)
NET ASSETS:
Beginning of year or period	463,191,313	438,635,509	2,879,339,256	3,473,321,129
End of year or period	$458,064,670	$463,191,313	$3,132,886,298	$2,879,339,256
See Accompanying Notes to Financial Statements
13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$58,339,931	$122,589,915	$1,574,816	$1,794,210
Net realized gain (loss)	14,890,196	(46,771,753)	522,599	63,492,935
Net change in unrealized appreciation (depreciation)	161,265,537	(110,400,525)	88,604,289	(163,071,636)
Increase (decrease) in net assets resulting from operations	234,495,664	(34,582,363)	90,701,704	(97,784,491)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(3,848,808)	(9,119,081)	(1,001,063)	(1,214,551)
Class I	(16,502,234)	(37,979,967)	(60,083,049)	(83,024,164)
Class R6	—	—	(889,440)	(1,074,401)
Class S	(34,755,840)	(82,137,787)	(12,634,978)	(15,968,030)
Class S2	(312,005)	(747,515)	—	—
Total distributions	(55,418,887)	(129,984,350)	(74,608,530)	(101,281,146)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,483,800	105,606,814	20,085,008	61,001,640
Reinvestment of distributions	55,415,393	129,976,588	74,608,530	101,281,146
	114,899,193	235,583,402	94,693,538	162,282,786
Cost of shares redeemed	(235,992,884)	(584,311,413)	(108,815,551)	(168,560,259)
Net decrease in net assets resulting from capital share transactions	(121,093,691)	(348,728,011)	(14,122,013)	(6,277,473)
Net increase (decrease) in net assets	57,983,086	(513,294,724)	1,971,161	(205,343,110)
NET ASSETS:
Beginning of year or period	3,528,973,964	4,042,268,688	527,700,071	733,043,181
End of year or period	$3,586,957,050	$3,528,973,964	$529,671,232	$527,700,071
See Accompanying Notes to Financial Statements
14

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-19+	14.10	0.17•	1.48	1.65	0.37	0.61	—	0.98	—	14.77	11.98	0.70	0.70	0.70	2.27	369,437	92
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
12-31-16	14.10	0.30•	0.78	1.08	0.25	—	—	0.25	—	14.93	7.82	0.67	0.62	0.62	2.09	417,376	184
12-31-15	14.64	0.28•	(0.54)	(0.26)	0.28	—	—	0.28	—	14.10	(1.86)	0.67	0.62	0.62	1.90	438,912	193
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
Class S
06-30-19+	14.02	0.15•	1.47	1.62	0.33	0.61	—	0.94	—	14.70	11.80	0.95	0.95	0.95	2.02	2,921	92
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
12-31-16	14.01	0.26•	0.79	1.05	0.21	—	—	0.21	—	14.85	7.62	0.92	0.87	0.87	1.84	3,738	184
12-31-15	14.55	0.24•	(0.54)	(0.30)	0.24	—	—	0.24	—	14.01	(2.14)	0.92	0.87	0.87	1.65	4,058	193
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
Voya Global Equity Portfolio
Class ADV
06-30-19+	9.63	0.15•	0.65	0.80	0.06	—	—	0.06	—	10.37	13.95	1.11	1.10	1.10	2.87	15,989	39
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
12-31-16	8.85	0.16•	0.31	0.47	0.20	—	—	0.20	—	9.12	5.53	1.10	1.10	1.10	1.87	19,883	101
12-31-15	9.11	0.21•	(0.47)	(0.26)	—	—	—	—	—	8.85	(2.85)(b)	1.11	1.11	1.11	2.26	23,880	83
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
Class I
06-30-19+	9.62	0.17•	0.65	0.82	0.07	—	—	0.07	—	10.37	14.21	0.61	0.60	0.60	3.37	142,654	39
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
12-31-16	8.94	0.21•	0.31	0.52	0.25	—	—	0.25	—	9.21	6.00	0.60	0.60	0.60	2.36	150,824	101
03-05-15(5) - 12-31-15	9.63	0.22•	(0.85)	(0.63)	0.06	—	—	0.06	—	8.94	(6.64)(b)	0.61	0.61	0.61	2.78	165,749	83
Class S
06-30-19+	9.66	0.16•	0.66	0.82	0.07	—	—	0.07	—	10.41	14.08	0.86	0.85	0.85	3.12	397,130	39
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
12-31-16	8.93	0.19•	0.31	0.50	0.23	—	—	0.23	—	9.20	5.76	0.85	0.85	0.85	2.11	485,551	101
12-31-15	9.20	0.22•	(0.44)	(0.22)	0.05	—	—	0.05	—	8.93	(2.47)(b)	0.86	0.86	0.86	2.38	558,519	83
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
See Accompanying Notes to Financial Statements
15

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Equity Portfolio (continued)
Class S2
06-30-19+	9.54	0.15•	0.64	0.79	0.06	—	—	0.06	—	10.27	14.00	1.01	1.00	1.00	2.96	303	39
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
12-31-16	8.80	0.18	0.30	0.48	0.21	—	—	0.21	—	9.07	5.64	1.03	1.00	1.00	1.98	278	101
03-05-15(5) - 12-31-15	9.52	0.14•	(0.80)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.11	1.01	1.01	1.86	288	83
Class T
06-30-19+	9.59	0.14•	0.65	0.79	0.06	—	—	0.06	—	10.32	13.88	1.36	1.20	1.20	2.78	34,487	39
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
12-31-16	8.80	0.16•	0.30	0.46	0.19	—	—	0.19	—	9.07	5.41	1.35	1.20	1.20	1.79	41,291	101
03-05-15(5) - 12-31-15	9.52	0.17•	(0.83)	(0.66)	0.06	—	—	0.06	—	8.80	(7.04)(b)	1.36	1.21	1.21	2.21	53,997	83
Voya Government Money Market Portfolio
Class I
06-30-19+	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	1.07	0.39	0.34	0.34	2.10	458,065	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
12-31-16	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.18	0.39	0.34	0.34	0.08	504,575	—
12-31-15	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00*	541,132	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
Voya Growth and Income Portfolio
Class ADV
06-30-19+	24.42	0.17•	4.00	4.17	—	0.94	—	0.94	—	27.65	17.24	1.13	1.03	1.03	1.31	895,868	34
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
12-31-16	27.81	0.40•	2.10	2.50	0.43	2.37	—	2.80	—	27.51	9.25	1.13	1.03	1.03	1.44	1,064,550	98
12-31-15	30.28	0.44•	(0.96)	(0.52)	0.47	1.48	—	1.95	—	27.81	(1.82)	1.13	1.03	1.03	1.46	1,145,072	53
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
Class I
06-30-19+	24.81	0.24•	4.06	4.30	—	0.94	—	0.94	—	28.17	17.50	0.63	0.58	0.58	1.76	1,751,514	34
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
12-31-16	28.13	0.54•	2.14	2.68	0.57	2.37	—	2.94	—	27.87	9.77	0.63	0.58	0.58	1.89	1,778,873	98
12-31-15	30.63	0.59•	(0.99)	(0.40)	0.62	1.48	—	2.10	—	28.13	(1.42)	0.63	0.58	0.58	1.91	1,872,684	53
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
Class S
06-30-19+	24.44	0.20•	4.00	4.20	—	0.94	—	0.94	—	27.70	17.35	0.88	0.83	0.83	1.51	485,120	34
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
12-31-16	27.83	0.46•	2.10	2.56	0.49	2.37	—	2.86	—	27.53	9.45	0.88	0.83	0.83	1.64	607,941	98
12-31-15	30.31	0.51•	(0.97)	(0.46)	0.54	1.48	—	2.02	—	27.83	(1.64)	0.88	0.83	0.83	1.66	662,075	53
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
See Accompanying Notes to Financial Statements
16

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S2
06-30-19+	24.13	0.18•	3.94	4.12	—	0.94	—	0.94	—	27.31	17.24	1.03	0.98	0.98	1.37	385	34
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
12-31-16	27.60	0.42	2.08	2.50	0.46	2.37	—	2.83	—	27.27	9.30	1.06	0.98	0.98	1.50	370	98
12-31-15	30.11	0.47•	(0.97)	(0.50)	0.53	1.48	—	2.01	—	27.60	(1.78)	1.13	0.98	0.98	1.56	346	53
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
Voya Intermediate Bond Portfolio
Class ADV
06-30-19+	12.20	0.18•	0.63	0.81	0.18	—	—	0.18	—	12.83	6.65	1.03	1.03	1.03	2.99	280,138	69
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
12-31-16	12.40	0.33	0.16	0.49	0.36	—	—	0.36	—	12.53	3.92	1.03	0.98	0.98	2.58	311,448	296
12-31-15	12.81	0.34•	(0.34)	0.00*	0.41	—	—	0.41	—	12.40	(0.02)	1.03	0.98	0.98	2.62	319,732	346
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
Class I
06-30-19+	12.33	0.22•	0.63	0.85	0.21	—	—	0.21	—	12.97	6.94	0.53	0.53	0.53	3.49	1,012,120	69
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
12-31-16	12.52	0.40•	0.14	0.54	0.40	—	—	0.40	—	12.66	4.33	0.53	0.48	0.48	3.08	1,174,851	296
12-31-15	12.90	0.41•	(0.33)	0.08	0.46	—	—	0.46	—	12.52	0.60	0.53	0.48	0.48	3.14	1,248,125	346
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
Class S
06-30-19+	12.25	0.20•	0.63	0.83	0.19	—	—	0.19	—	12.89	6.85	0.78	0.78	0.78	3.24	2,274,400	69
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
12-31-16	12.44	0.36•	0.16	0.52	0.38	—	—	0.38	—	12.58	4.16	0.78	0.73	0.73	2.83	2,887,280	296
12-31-15	12.83	0.37•	(0.34)	0.03	0.42	—	—	0.42	—	12.44	0.26	0.78	0.73	0.73	2.90	3,169,894	346
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
Class S2
06-30-19+	12.20	0.19•	0.63	0.82	0.18	—	—	0.18	—	12.84	6.79	0.93	0.93	0.93	3.09	20,298	69
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
12-31-16	12.40	0.34•	0.16	0.50	0.37	—	—	0.37	—	12.53	3.99	0.96	0.88	0.88	2.68	24,796	296
12-31-15	12.79	0.35•	(0.33)	0.02	0.41	—	—	0.41	—	12.40	0.17	1.03	0.88	0.88	2.75	29,217	346
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
Voya Small Company Portfolio
Class ADV
06-30-19+	14.86	0.00*	2.46	2.46	—	2.49	—	2.49	—	14.83	17.03	1.40	1.40	1.40	0.12	6,998	61
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
12-31-16	18.99	(0.02)	4.13	4.11	—	1.90	—	1.90	—	21.20	23.84	1.38	1.33	1.33	(0.09)	6,463	71
12-31-15	22.49	(0.03)	(0.11)	(0.14)	—	3.36	—	3.36	—	18.99	(1.26)	1.39	1.34	1.34	(0.07)	5,615	45
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
See Accompanying Notes to Financial Statements
17

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio (continued)
Class I
06-30-19+	15.75	0.05•	2.60	2.65	0.07	2.49	—	2.56	—	15.84	17.32	0.90	0.90	0.90	0.61	428,506	61
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
12-31-16	19.73	0.09	4.29	4.38	0.09	1.90	—	1.99	—	22.12	24.49	0.88	0.83	0.83	0.41	545,125	71
12-31-15	23.25	0.09	(0.13)	(0.04)	0.12	3.36	—	3.48	—	19.73	(0.79)	0.89	0.84	0.84	0.43	487,778	45
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
Class R6
06-30-19+	15.75	0.05•	2.61	2.66	0.07	2.49	—	2.56	—	15.85	17.39	0.90	0.90	0.90	0.61	6,235	61
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
12-31-16	19.74	0.10•	4.28	4.38	0.09	1.90	—	1.99	—	22.13	24.49	0.88	0.83	0.83	0.50	2,694	71
11-24-15(5) - 12-31-15	20.56	0.02•	(0.84)	(0.82)	—	—	—	—	—	19.74	(3.99)	0.89	0.84	0.84	0.99	3	45
Class S
06-30-19+	15.30	0.03•	2.53	2.56	0.02	2.49	—	2.51	—	15.35	17.22	1.15	1.15	1.15	0.37	87,932	61
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74
12-31-16	19.33	0.03	4.21	4.24	0.04	1.90	—	1.94	—	21.63	24.16	1.13	1.08	1.08	0.16	136,845	71
12-31-15	22.84	0.03	(0.12)	(0.09)	0.06	3.36	—	3.42	—	19.33	(1.02)	1.14	1.09	1.09	0.18	110,685	45
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global Equity Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

(b)
Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for Voya Global Equity Portfolio would have been (2.96)%, (6.85)%, (2.69)%, (7.14)% and (7.25)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Equity Portfolio (“Global Equity”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date.
Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives.A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2019, the maximum amount of loss that Balanced, Global Equity and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $10,807, $160 and $1,081,085, respectively, which represents the gross payments to be received by the Portfolios on purchased options, open forward foreign currency contracts and forward premium swaptions were they to be unwound as of June 30, 2019. At June 30, 2019, Intermediate Bond had received $710,000 in cash collateral from counterparties for open OTC derivatives. Balanced or Global Equity did not receive any cash collateral at June 30, 2019.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2019, Balanced, Global Equity and Intermediate Bond had a liability position of  $19,778, $8,988 and $772,946, respectively, on open forward foreign currency contracts and forward premium swaptions with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2019, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2019, Intermediate Bond pledged $120,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced and Global Equity did not pledge any cash collateral at June 30, 2019.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2019, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$698,583	$1,932,865
Global Equity	4,816,896	6,004,686
Intermediate Bond	26,554,122	75,797,162
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2019.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes. Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2019, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$41,798,800	$15,303,274
Intermediate Bond	389,053,969	212,240,643
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2019.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2019, Balanced and Intermediate Bond had average notional values of $30,397,000 and $1,626,982,000, respectively, on purchased interest rate swap options (“swaptions”) to manage its duration strategy. Please refer to the table within the Portfolio of Investments for open purchased interest rate swaptions at June 30, 2019.
During the period ended June 30, 2019, Balanced and Intermediate Bond had average notional values of $15,499,000 and $564,601,000, respectively, on written interest rate swaptions to generate income. Please refer to the table within the Portfolio of Investments for open written interest rate swaptions at June 30, 2019.
During the period ended June 30, 2019, Balanced and Intermediate Bond had average notional values of $11,300,667 and $487,221,333, respectively, on purchased forward premium swaptions to manage duration and yield curve exposures. Please refer to the tables within the Portfolios of investments for open purchased forward premium swaptions at June 30, 2019.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio distributes capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global Equity declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2019.
K. Securities Lending.Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2019, Intermediate Bond had received $642,000 in cash collateral for open when-issued or delayed-delivery transactions.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

N. Mortgage Dollar Roll Transactions.Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements.Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2019, Balanced and Intermediate Bond had bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to gain additional exposure with various sectors of the credit market and to hedge the credit risk associated with various sectors within the credit market. Balanced and Intermediate Bond also sold credit protection on single name issuers (Corporate or Sovereign) to gain additional exposure to the credit market.
For the period ended June 30, 2019, Balanced had an average notional amount of  $2,403,141 on credit default swaps to buy protection and an average notional amount of $1,613,333 on credit default swaps to sell protection. For the period ended June 30, 2019, Intermediate Bond had an average notional amount of  $101,235,161 on credit default swaps to buy protection and an average notional amount of $30,053,333 on credit default swaps to sell protection. Please refer to the tables within the Portfolio of Investments for Balanced and Intermediate Bond for open credit default swaps to buy and sell protection at June 30, 2019.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended June 30, 2019, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $8,267,000 and $528,216,667, respectively.
For the period ended June 30, 2019, Balanced and Intermediate Bond had entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $9,145,000 and $592,479,000, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table within each respective Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2019.
At June 30, 2019, Balanced and Intermediate Bond had pledged $342,000 and $12,041,000, respectively, in cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$193,492,749	$186,220,312
Global Equity	226,708,634	257,292,630
Growth and Income	1,008,804,195	1,253,269,159
Intermediate Bond	463,918,749	704,427,599
Small Company	324,352,597	408,561,630
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$130,999,564	$148,264,324
Intermediate Bond	2,042,337,728	1,907,618,143
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global Equity	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(1)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company	0.85%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Under the Plan for Class T shares of Global Equity, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global Equity’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global Equity, so that the actual fee paid by Class T shares of Global Equity is an annual rate of 0.35%. Termination or modification of this obligation requires approval by the Board.
Class T shares of Global Equity are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global Equity. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. For the period ended June 30, 2019, there were no waivers for the Portfolio to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or other related/affiliated party owned more than 5% of the following Portfolios:
Entity	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	8.81%
	Intermediate Bond	10.36
	Small Company	13.19
Voya Insurance and Annuity Company	Global Equity	65.98
	Growth and Income	41.11
	Intermediate Bond	60.01
	Small Company	13.71
Voya Retirement Insurance and Annuity Company	Balanced	88.18
	Global Equity	22.04
	Government Money Market	88.41
	Growth and Income	52.08
	Intermediate Bond	24.67
	Small Company	54.04
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global Equity	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	N/A	0.95%	1.10%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company	1.43%	0.93%	0.93%	1.18%	N/A	N/A
Pursuant to a side letter agreement through May 1, 2021, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global Equity	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Advise, and the related expiration dates are as bellows:
	June 30,
	2020	2021	2022	Total
Intermediate Bond	$—	$—	$74,604	$74,604
The Expense Limitation Agreements are contractual through May 1, 2020, with the exception of Global Equity, which is through May 1, 2021, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2019:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	15	$15,926,538	3.43%
Global Equity	6	3,358,833	3.41
Small Company	1	19,277,000	3.44

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2019	234,182	—	1,642,364	(1,527,218)	349,328	3,563,036	—	23,387,272	(22,721,509)	4,228,799
12/31/2018	1,258,334	—	2,512,799	(4,573,811)	(802,678)	19,084,047	—	38,219,666	(71,034,966)	(13,731,253)
Class S
6/30/2019	10,206	—	12,538	(16,186)	6,558	154,033	—	177,792	(245,586)	86,239
12/31/2018	1,699	—	19,105	(43,317)	(22,513)	26,386	—	289,441	(684,572)	(368,745)
Global Equity
Class ADV
6/30/2019	5,901	—	87,148	(131,760)	(38,711)	62,773	—	874,325	(1,371,466)	(434,368)
12/31/2018	44,554	—	62,851	(304,817)	(197,412)	470,027	—	678,675	(3,279,330)	(2,130,628)
Class I
6/30/2019	90,549	—	784,977	(889,888)	(14,362)	946,602	—	7,884,982	(9,249,335)	(417,751)
12/31/2018	261,347	—	739,818	(1,855,080)	(853,915)	2,781,443	—	7,921,491	(20,247,607)	(9,544,673)
Class S
6/30/2019	72,548	—	2,159,278	(2,934,172)	(702,346)	752,517	—	21,762,426	(30,624,238)	(8,109,295)
12/31/2018	299,721	—	1,811,246	(6,528,913)	(4,417,946)	3,059,321	—	19,537,870	(71,301,380)	(48,704,189)
Class S2
6/30/2019	2,003	—	1,662	(2,787)	878	20,484	—	16,520	(29,090)	7,914
12/31/2018	3,763	—	1,225	(14,948)	(9,960)	40,377	—	13,091	(161,475)	(108,007)
Class T
6/30/2019	108,987	—	186,487	(272,827)	22,647	1,125,243	—	1,863,078	(2,834,564)	153,757
12/31/2018	175,082	—	118,192	(583,205)	(289,931)	1,906,440	—	1,273,805	(6,278,731)	(3,098,486)
Government Money Market
Class I
6/30/2019	39,115,675	—	4,898,508	(49,132,449)	(5,118,266)	39,115,675	—	4,898,507	(49,132,448)	(5,118,266)
12/31/2018	115,686,913	—	6,729,717	(97,825,734)	24,590,896	115,686,913	—	6,729,717	(97,825,734)	24,590,896
Class S(1)
6/30/2019	—	—	—	—*	—*	—	—	—	—*	—*
12/31/2018	577,341	—	321	(621,733)	(44,071)	577,341	—	322	(621,733)	(44,070)
Growth and Income
Class ADV
6/30/2019	23,500	—	1,129,573	(2,533,723)	(1,380,650)	613,753	—	29,809,432	(68,014,105)	(37,590,920)
12/31/2018	205,452	—	3,921,351	(5,245,549)	(1,118,746)	5,773,044	—	99,614,503	(151,632,769)	(46,245,222)
Class I
6/30/2019	54,386	—	2,135,801	(4,605,095)	(2,414,908)	1,464,111	—	57,388,960	(124,213,517)	(65,360,446)
12/31/2018	203,896	—	7,653,598	(8,192,407)	(334,913)	5,912,887	—	197,042,198	(239,964,004)	(37,008,919)
Class S
6/30/2019	35,060	—	609,823	(1,608,572)	(963,689)	920,060	—	16,117,619	(42,879,685)	(25,842,006)
12/31/2018	97,255	—	2,190,453	(3,009,357)	(721,649)	2,797,176	—	55,646,599	(86,761,980)	(28,318,205)
Class S2
6/30/2019	530	—	486	(3,795)	(2,779)	13,913	—	12,666	(104,182)	(77,603)
12/31/2018	678	—	1,932	(137)	2,473	19,455	—	48,307	(3,876)	63,886
Intermediate Bond
Class ADV
6/30/2019	756,325	—	307,045	(970,726)	92,644	9,423,151	—	3,848,808	(12,111,119)	1,160,840
12/31/2018	672,787	—	741,533	(4,143,671)	(2,729,351)	8,401,669	—	9,119,082	(50,913,601)	(33,392,850)
Class I
6/30/2019	2,812,193	—	1,302,129	(6,091,137)	(1,976,815)	35,390,305	—	16,498,741	(76,657,438)	(24,768,392)
12/31/2018	3,851,385	—	3,054,743	(13,813,548)	(6,907,420)	48,108,912	—	37,972,205	(172,012,250)	(85,931,133)
Class S
6/30/2019	1,046,642	—	2,762,248	(11,384,845)	(7,575,955)	13,112,755	—	34,755,839	(142,547,259)	(94,678,665)
12/31/2018	3,629,370	—	6,652,401	(28,721,844)	(18,440,073)	45,716,649	—	82,137,715	(354,654,934)	(226,800,570)
Class S2
6/30/2019	124,974	—	24,894	(374,472)	(224,604)	1,557,589	—	312,005	(4,677,068)	(2,807,474)
12/31/2018	273,813	—	60,778	(543,827)	(209,236)	3,379,584	—	747,586	(6,730,628)	(2,603,458)
32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Small Company
Class ADV
6/30/2019	35,835	—	69,567	(60,379)	45,023	562,922	—	1,001,064	(973,951)	590,035
12/31/2018	93,822	—	66,734	(106,730)	53,826	1,728,493	—	1,214,551	(1,948,390)	994,654
Class I
6/30/2019	956,650	—	3,911,657	(5,447,870)	(579,563)	16,506,236	—	60,083,048	(98,008,836)	(21,419,552)
12/31/2018	2,715,237	—	4,317,429	(6,999,766)	32,900	51,418,584	—	83,024,164	(143,594,984)	(9,152,236)
Class R6
6/30/2019	22,769	—	57,869	(75,456)	5,182	401,191	—	889,440	(1,328,537)	(37,906)
12/31/2018	114,739	—	55,842	(67,395)	103,186	2,344,484	—	1,074,401	(1,301,750)	2,117,135
Class S
6/30/2019	148,524	—	848,554	(511,763)	485,315	2,614,659	—	12,634,978	(8,504,227)	6,745,410
12/31/2018	297,279	—	853,449	(1,112,733)	37,995	5,510,079	—	15,968,030	(21,715,135)	(237,026)

*
Amount is less than 0.50 or $0.50.

(1)
Share class was fully redeemed on August 29, 2018.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2019:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$—	$—	$—
Barclays Capital Inc	411,166	(411,166)	—
Citadel Clearing LLC	14,379	(14,379)	—
Daiwa Capital Markets America Inc	35,125	(35,125)	—
Goldman Sachs & Co. LLC	26,732	(26,732)	—
J.P. Morgan Securities LLC	53,795	(53,795)	—
Janney Montgomery Scott LLC	3,620,853	(3,620,853)	—
Jefferies LLC	10,018	(10,018)	—
Macquarie Bank Limited	60,163	(60,163)	—
Merrill Lynch International	50,638	(50,638)	—
Morgan Stanley & Co. LLC	263,810	(263,810)	—
MUFG Securities Americas Inc	58,797	(58,797)	—
National Bank of Canada Financial Inc	41,725	(41,725)	—

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Balanced (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	6,168	(6,168)	—
RBC Capital Markets, LLC	2,019	(2,019)	—
Societe Generale	5,243,506	(5,243,506)	—
UBS AG	21,914	(21,914)	—
Total	$9,920,808	$(9,920,808)	$—

(1)
Collateral with a fair value of  $10,394,417 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$—	$—	$—
Mizuho Securities USA LLC.	2,127,399	(2,127,399)	—
Morgan Stanley & Co. LLC	397,107	(397,107)	—
Scotia Capital (USA) INC	3,482,661	(3,482,661)	—
Total	$6,007,167	$(6,007,167)	$—

(1)
Collateral with a fair value of  $9,552,288 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$85,500	$(85,500)	$—
Citadel Clearing LLC	3,537,000	(3,537,000)	—
CREDIT SUISSE AG	8,975,729	(8,975,729)	—
Jefferies LLC	679,504	(679,504)	—
J.P. Morgan Securities LLC	54,279,196	(54,279,196)	—
Nomura Securities International, Inc	5,821	(5,821)	—
UBS Securities LLC	13,718,652	(13,718,652)	—
		—	—
Total	$81,281,402	$(81,281,402)	$—

(1)
Collateral with a fair value of  $83,170,486 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$761,225	$(761,225)	$—
BNP Paribas	1,135,271	(1,135,271)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	295,029	(295,029)	—
Barclays Capital Inc	6,925	(6,925)	—
BofA Securities Inc	2,139,602	(2,139,602)	—
Cantor Fitzgerald & Co	590	(590)	—
Citadel Clearing LLC	2,818,301	(2,818,301)	—
Citigroup Global Markets Inc	4,386,216	(4,386,216)	—
Credit Suisse Securities (USA) LLC	1,126,847	(1,126,847)	—
Goldman Sachs & Co. LLC	138,019	(138,019)	—
J.P. Morgan Securities LLC	27,805,517	(27,805,517)	—
MUFG Securities Americas Inc	4,178,273	(4,178,273)	—
Mizuho Securities USA LLC	1,708,947	(1,708,947)	—
Morgan Stanley & Co. LLC	459,314	(459,314)	—
Nomura Securities International, Inc	2,365,558	(2,365,558)	—
RBC Capital Markets, LLC	1,901,403	(1,901,403)	—
Scotia Capital (USA) Inc	4,260,097	(4,260,097)	—
Societe Generale	34,296,917	(34,296,917)	—
TD Prime Services LLC	8,467,219	(8,467,219)	—
UBS AG	2,147,604	(2,147,604)	—
UBS Securities LLC	2,111,338	(2,111,338)	—
Wells Fargo Clearing Services, LLC	799,188	(799,188)	—
Wells Fargo Securities LLC	10,365,215	(10,365,215)	—
Total	$113,674,615	$(113,674,615)	$—

(1)
Collateral with a fair value of  $116,436,607 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount

Barclays Capital Inc	$53,569	$(53,569)	$—
CIBC World Markets Corporation	377,505	(377,505)	—
Citigroup Global Markets Inc	46,367	(46,367)
Deutsche Bank Securities Inc	261,873	(261,873)
Goldman Sachs & Co. LLC	130,103	(130,103)
J.P. Morgan Securities LLC	157,692	(157,692)
Morgan Stanley & Co. LLC	3,794,439	(3,794,439)	—
National Bank of Canada Financial Inc	1,744,110	(1,744,110)	—
National Financial Services LLC	2,016,913	(2,016,913)	—
SG Americas Securities, LLC	151,992	(151,992)	—
UBS Securities LLC	128,565	(128,565)	—
Wells Fargo Securities LLC	198,782	(198,782)	—
Total	$9,061,910	$(9,061,910)	$—

(1)
Collateral with a fair value of  $9,313,367 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$8,811,830	$14,753,234	$17,574,924	$20,934,183
Global Equity	3,697,763	28,703,568	28,894,555	530,377
Government Money Market	4,898,520	—	6,730,308	—
Growth and Income	268,677	103,118,941	110,032,441	242,540,234
Intermediate Bond	55,418,887	—	129,984,350	—
Small Company	17,614,699	56,993,831	17,759,580	83,521,566
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of June 30, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Balanced	$8,003,132	$1,284,621	$15,022,172	$—	—	—
Global Equity	5,495,021	—	21,529,797	(5,655,471)	Short-term	None
Government Money Market	3,813	—	—	—	—	—
Growth and Income	24,590,136	122,082,083	572,911,483	—	—	—
Intermediate Bond	4,727,443	—	85,399,712	(10,581,309)	Short-term	None
				(33,541,314)	Long-term	None
				$(44,122,623)
Small Company	1,609,107	1,547,051	8,594,130	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year remains subject to examination by these jurisdictions is 2014.
NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to
ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios are currently assessing the potential impact to financial statement disclosure that may result from adopting this ASU.
NOTE 14  — SUBSEQUENT EVENTS
Dividends:   Subsequent to June 30, 2019, the following Portfolios declared dividends and distributions of:
	Type	Per Share Amount	Payable Date	Record Date
Government Money Market
Class I	NII	$0.0018	August 1, 2019	Daily
Class S	NII	$0.0001	August 1, 2019	Daily
All Classes	STCG	$0.0001	August 1, 2019	July 30, 2019
	Type	Per Share Amount	Payable Date	Record Date
Intermediate Bond
Class ADV	NII	$0.0313	August 1, 2019	Daily
Class I	NII	$0.0371	August 1, 2019	Daily
Class S	NII	$0.0341	August 1, 2019	Daily
Class S2	NII	$0.0324	August 1, 2019	Daily

NII – Net investment income
STCG – Short-term capital gain
Reorganization: The Board approved a proposal to reorganize VY® Templeton Global Growth Portfolio (the “Merging Portfolio”), which is not included in this report, with and into Global Equity (the “Reorganization”). The proposed Reorganization was approved by the shareholders of the Merging Portfolio at a shareholder meeting held on July 30, 2019. The Reorganization will take place on close of business August 23, 2019.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

36

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

Common Stock	48.3%
Exchange-Traded Funds	17.0%
Mutual Funds	15.0%
Corporate Bonds/Notes	4.6%
Collateralized Mortgage Obligations	4.1%
U.S. Government Agency Obligations	2.9%
Asset-Backed Securities	1.8%
Commercial Mortgage-Backed Securities	1.2%
U.S. Treasury Obligations	1.0%
Sovereign Bonds	0.1%
Preferred Stock	0.0%
Rights	0.0%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	4.0%
Net Assets	100.0%
* Includes short-term investments and exchange-traded funds.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK:48.3%
		Communication Services: 3.8%
3,277	(1)	Alphabet, Inc. - Class A	$3,548,336	0.9
54,614		AT&T, Inc.	1,830,115	0.5
13,294	(2)	Auto Trader Group PLC	92,590	0.0
42,221		Comcast Corp. – Class A	1,785,104	0.5
11,820	(1)	Facebook, Inc. - Class A	2,281,260	0.6
338,477	(3)(4)	Other Securities	4,789,093	1.3
			14,326,498	3.8
		Consumer Discretionary: 5.1%
2,202	(1)	Amazon.com, Inc.	4,169,773	1.1
513	(1)	Booking Holdings, Inc.	961,726	0.3
9,995		Home Depot, Inc.	2,078,660	0.6
15,655		Starbucks Corp.	1,312,359	0.3
303,270	(3)(4)	Other Securities	10,535,403	2.8
			19,057,921	5.1
		Consumer Staples: 3.6%
15,083		Philip Morris International, Inc.	1,184,468	0.3
22,002		Procter & Gamble Co.	2,412,519	0.7
11,617		Walmart, Inc.	1,283,562	0.3
135,000	(2)	WH Group Ltd.	136,943	0.0
262,197	(4)	Other Securities	8,400,322	2.3
			13,417,814	3.6
		Energy: 2.4%
16,537		Chevron Corp.	2,057,864	0.6
21,157		ConocoPhillips	1,290,577	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
20,169		Exxon Mobil Corp.	$1,545,551	0.4
147,303	(3)(4)	Other Securities	3,950,336	1.1
			8,844,328	2.4
		Financials: 7.0%
6,591	(2)	ABN AMRO Bank NV	141,031	0.0
8,144		Ameriprise Financial, Inc.	1,182,183	0.3
61,713		Bank of America Corp.	1,789,677	0.5
6,846	(1)	Berkshire Hathaway, Inc. – Class B	1,459,362	0.4
17,710		Citigroup, Inc.	1,240,231	0.3
18,793		JPMorgan Chase & Co.	2,101,057	0.6
16,117		Morgan Stanley	706,086	0.2
1,252,957	(4)	Other Securities	17,563,235	4.7
			26,182,862	7.0
		Health Care: 6.5%
5,680		Amgen, Inc.	1,046,711	0.3
6,604		HCA Healthcare, Inc.	892,663	0.2
13,954		Johnson & Johnson	1,943,513	0.5
16,055		Merck & Co., Inc.	1,346,212	0.4
27,820		Pfizer, Inc.	1,205,162	0.3
6,322		UnitedHealth Group, Inc.	1,542,631	0.4
197,261	(3)(4)	Other Securities	16,295,956	4.4
			24,272,848	6.5
		Industrials: 5.5%
3,887		Boeing Co.	1,414,907	0.4
8,962		Honeywell International, Inc.	1,564,675	0.4
8,596		Ingersoll-Rand PLC - Class A	1,088,855	0.3
7,489		Union Pacific Corp.	1,266,465	0.4
9,871		Waste Management, Inc.	1,138,817	0.3
524,661	(3)(4)	Other Securities	13,829,520	3.7
			20,303,239	5.5
		Information Technology: 9.1%
4,230	(1)	Adobe, Inc.	1,246,369	0.3
86	(1)(2)	Adyen NV	66,339	0.0
20,044		Apple, Inc.	3,967,108	1.1
33,415		Cisco Systems, Inc.	1,828,803	0.5
9,775		Citrix Systems, Inc.	959,319	0.3
38,361		Microsoft Corp.	5,138,840	1.4
11,379		Texas Instruments, Inc.	1,305,854	0.3
313,072	(3)(4)	Other Securities	19,232,220	5.2
			33,744,852	9.1
		Materials: 1.6%
4,284		Air Products & Chemicals, Inc.	969,769	0.3
1,223	(2)	Covestro AG	62,263	0.0

See Accompanying Notes to Financial Statements
37

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials (continued)
162,877	(4)	Other Securities	$4,883,562	1.3
			5,915,594	1.6
		Real Estate: 1.9%
258,543	(3)(4)	Other Securities	7,226,452	1.9
		Utilities: 1.8%
13,505		Ameren Corp.	1,014,361	0.3
23,502		Exelon Corp.	1,126,686	0.3
215,764	(4)	Other Securities	4,561,361	1.2
			6,702,408	1.8
		Total Common Stock (Cost $166,568,126)	179,994,816	48.3
EXCHANGE-TRADED FUNDS: 17.0%
287,361		iShares Core MSCI Emerging Markets ETF	14,781,850	4.0
50,518		iShares Core S&P 500 ETF	14,890,180	4.0
2,060		iShares MSCI EAFE ETF	135,404	0.0
131,597		Schwab U.S. TIPS ETF	7,410,227	2.0
63,016		Vanguard Global ex-U.S. Real Estate ETF	3,717,944	1.0
42,527	(5)	Vanguard Real Estate ETF	3,716,860	1.0
167,933		Vanguard Value ETF	18,627,128	5.0
		Total Exchange-Traded Funds (Cost $62,510,814)	63,279,593	17.0
MUTUAL FUNDS: 15.0%
		Affiliated Investment Companies: 15.0%
200,222		Voya Emerging Markets Local Currency Debt Fund - Class P	1,459,618	0.4
1,167,959		Voya Floating Rate Fund - Class P	11,165,689	3.0
1,880,943		Voya High Yield Bond Fund - Class P	14,991,112	4.1
755,004		Voya Short Term Bond Fund - Class R6	7,436,794	2.0
666,794		Voya Small Company Fund - Class R6	9,368,453	2.5
1,087,522		Voya Strategic Income Opportunities Fund - Class P	11,212,356	3.0
		Total Mutual Funds (Cost $55,879,936)	55,634,022	15.0
PREFERRED STOCK: 0.0%
		Consumer Discretionary: 0.0%
1,068		Other Securities	69,190	0.0
		Total Preferred Stock (Cost $70,782)	69,190	0.0

Shares			Value	Percentage of Net Assets
RIGHTS: 0.0%
		Energy: 0.0%
13,260	(4)	Other Securities	$7,355	0.0
		Industrial: 0.0%
4,652	(4)	Other Securities	7,300	0.0
		Total Rights (Cost $15,199)	14,655	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 4.6%
		Basic Materials: 0.1%
51,000	(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	57,315	0.0
105,000	(2)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	108,922	0.0
19,000	(2)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	19,714	0.0
303,000		Other Securities	325,816	0.1
			511,767	0.1
		Communications: 0.4%
227,000		AT&T, Inc., 4.300%-5.650%, 02/15/2030-03/09/2049	248,418	0.1
120,000	(2)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	122,922	0.0
200,000	(2)	Tencent Holdings Ltd., 2.985%, 01/19/2023	201,630	0.1
47,000	(2)	Walt Disney Co/The, 3.000%, 09/15/2022	48,138	0.0
50,000	(2)	Walt Disney Co/The, 4.750%, 11/15/2046	61,645	0.0
829,000		Other Securities	889,728	0.2
			1,572,481	0.4
		Consumer, Cyclical: 0.4%
90,000	(2)	BMW US Capital LLC, 3.450%, 04/12/2023	92,772	0.0
100,000	(2)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	99,582	0.0
1,201,581		Other Securities	1,227,209	0.4
			1,419,563	0.4
		Consumer, Non-cyclical: 0.7%
23,000	(2)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	24,076	0.0
30,000	(2)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	32,556	0.0
48,000	(2)	Cargill, Inc., 3.875%, 05/23/2049	51,063	0.0

See Accompanying Notes to Financial Statements
38

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
100,000	(2)	Cigna Corp., 3.200%, 09/17/2020	$100,920	0.1
40,000	(2)	Cigna Corp., 4.800%, 08/15/2038	43,150	0.0
101,000		HCA, Inc., 4.500%-5.500%, 04/15/2025-06/15/2049	108,041	0.0
90,000	(2)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	92,835	0.0
46,000	(2)	Mars, Inc., 3.200%, 04/01/2030	47,812	0.0
30,000	(2)	Mars, Inc., 3.875%, 04/01/2039	31,794	0.0
1,899,000		Other Securities	2,004,809	0.6
			2,537,056	0.7
		Energy: 0.7%
200,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	213,538	0.1
200,000	(2)	Petroleos del Peru SA, 4.750%, 06/19/2032	219,260	0.1
22,000	(2)	Schlumberger Norge AS, 4.200%, 01/15/2021	22,500	0.0
24,000	(2)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	24,557	0.0
1,949,000		Other Securities	2,010,174	0.5
			2,490,029	0.7
		Financial: 1.3%
65,000	(2)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	67,549	0.0
80,000	(2)	Barclays Bank PLC, 10.179%, 06/12/2021	90,551	0.0
200,000	(2)	BNP Paribas SA, 3.500%, 03/01/2023	205,798	0.1
206,000	(2)	BPCE SA, 5.700%, 10/22/2023	225,597	0.1
250,000	(2)	Credit Agricole SA/London, 2.375%, 07/01/2021	250,383	0.1
200,000	(2)	Danske Bank A/S, 2.800%, 03/10/2021	200,325	0.1
22,000	(2)	Fairfax US, Inc., 4.875%, 08/13/2024	23,293	0.0
100,000	(2)(6)	Harborwalk Funding Trust, 5.077%, 02/15/2069	114,562	0.0
501,000	(6)	JPMorgan Chase & Co., 2.550%-4.032%, 10/29/2020-07/24/2048	519,626	0.1
25,000	(2)	KKR Group Finance Co. VI LLC, 3.750%, 07/01/2029	25,675	0.0
34,000	(2)	Liberty Mutual Group, Inc., 4.500%, 06/15/2049	35,813	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
210,000	(6)	Morgan Stanley, 4.000%-5.500%, 07/28/2021-04/22/2039	$225,586	0.1
70,000	(2)	New York Life Global Funding, 2.875%, 04/10/2024	71,596	0.0
70,000		Royal Bank of Canada, 3.258%, (US0003M + 0.660%), 10/05/2023	69,918	0.0
34,000	(2)	Suncorp-Metway Ltd., 3.300%, 04/15/2024	34,795	0.0
168,000		Wells Fargo & Co., 3.750%-4.750%, 01/24/2024-12/07/2046	180,898	0.1
2,270,000		Other Securities	2,383,749	0.6
			4,725,714	1.3
		Industrial: 0.2%
851,000	(3)	Other Securities	880,201	0.2
		Technology: 0.2%
90,000		Apple, Inc., 3.750%, 09/12/2047	94,331	0.0
60,000	(2)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	64,709	0.0
60,000	(2)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	66,219	0.0
569,000		Other Securities	598,840	0.2
			824,099	0.2
		Utilities: 0.6%
50,000	(2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	58,095	0.1
50,000	(2)	American Transmission Systems, Inc., 5.250%, 01/15/2022	53,302	0.0
39,000	(2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	39,612	0.0
107,000	(2)	DPL, Inc., 4.350%, 04/15/2029	108,498	0.0
50,000	(2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	53,713	0.0
12,000	(2)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,575	0.0
1,806,000		Other Securities	1,888,682	0.5
			2,214,477	0.6
		Total Corporate Bonds/Notes (Cost $16,539,413)	17,175,387	4.6

See Accompanying Notes to Financial Statements
39

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.1%
90,601		Alternative Loan Trust 2004-J7 MI, 3.424%, (US0001M + 1.020%), 10/25/2034	$88,741	0.0
82,400		Alternative Loan Trust 2005-10CB 1A1, 2.904%, (US0001M + 0.500%), 05/25/2035	71,194	0.0
66,159		Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	64,258	0.0
131,597		Alternative Loan Trust 2005-J2 1A12, 2.804%, (US0001M + 0.400%), 04/25/2035	112,542	0.1
123,809		Alternative Loan Trust 2006-19CB A12, 2.804%, (US0001M + 0.400%), 08/25/2036	83,045	0.0
100,404		Alternative Loan Trust 2006-HY11 A1, 2.524%, (US0001M + 0.120%), 06/25/2036	95,474	0.0
34,307		Alternative Loan Trust 2007-23CB A3, 2.904%, (US0001M + 0.500%), 09/25/2037	21,005	0.0
166,519		Alternative Loan Trust 2007-2CB 2A1, 3.004%, (US0001M + 0.600%), 03/25/2037	107,318	0.1
87,439		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.594%, (US0001M + 0.190%), 01/25/2037	85,868	0.0
1,296	(2)	Bellemeade Re Ltd. 2015-1A M2, 6.704%, (US0001M + 4.300%), 07/25/2025	1,298	0.0
100,000	(2)(6)	COLT 2018-1 M1 Mortgage Loan Trust, 3.661%, 02/25/2048	100,769	0.0
200,000	(2)(6)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	202,711	0.0
200,000	(2)(6)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	204,491	0.1
45,694		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.670%, (US0001M + 0.280%), 08/19/2045	40,372	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
808,097		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	$857,423	0.2
381,004		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	435,063	0.1
184,649		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.404%, (US0001M + 4.000%), 05/25/2025	196,915	0.0
200,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.404%, (US0001M + 3.000%), 10/25/2029	208,953	0.1
200,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.254%, (US0001M + 2.850%), 11/25/2029	206,299	0.1
150,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	152,615	0.0
100,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.204%, (US0001M + 2.800%), 02/25/2030	103,056	0.0
250,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.604%, (US0001M + 2.200%), 08/25/2030	251,282	0.1
108,307		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	119,100	0.0
325,316		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	350,710	0.1
299,179	(6)	Fannie Mae REMIC Trust 2009-50 HZ, 5.552%, 02/25/2049	326,932	0.1
190,835		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	214,641	0.1
274,874		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	308,322	0.1
148,687		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	164,697	0.0
475,580		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	477,508	0.1

See Accompanying Notes to Financial Statements
40

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
200,530		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	$205,875	0.1
97,169	(2)(6)	Flagstar Mortgage Trust 2018-1 B2, 4.051%, 03/25/2048	101,149	0.1
97,169	(2)(6)	Flagstar Mortgage Trust 2018-1 B3, 4.051%, 03/25/2048	99,121	0.0
737,530		Freddie Mac 326 350, 3.500%, 03/15/2044	777,686	0.2
227,515		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	294,788	0.1
111,536		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	121,964	0.0
139,095		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	155,169	0.1
83,058		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	92,744	0.0
24,655		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	28,041	0.0
63,821		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	68,841	0.0
187,956		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	205,924	0.1
78,327		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	88,109	0.0
69,768	(6)(7)	Freddie Mac REMIC Trust 3524 LA, 5.336%, 03/15/2033	77,213	0.0
76,835		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	86,724	0.0
57,088		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	62,352	0.0
17,228		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	18,725	0.0
323,814		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	333,222	0.1
496,272		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	561,653	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
496,272	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	$561,885	0.2
497,856	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	516,666	0.1
40,248	Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	41,517	0.0
1,000,000	Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	1,029,901	0.3
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	111,277	0.0
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.954%, (US0001M + 5.550%), 07/25/2028	340,198	0.1
200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.754%, (US0001M + 2.350%), 04/25/2030	203,346	0.1
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.704%, (US0001M + 2.300%), 09/25/2030	100,496	0.0
882,118	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	867,998	0.3
67,207	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	73,704	0.0
351,038	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	381,958	0.1
28,602	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	31,619	0.0
61,950	HomeBanc Mortgage Trust 2004-1 2A, 3.264%, (US0001M + 0.860%), 08/25/2029	59,982	0.0
47,304	IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	44,628	0.0
37,856	Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	36,470	0.0
54,740	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	45,004	0.0

See Accompanying Notes to Financial Statements
41

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,315	(2)(6)	OBX 2019-INV1 A3 Trust, 4.500%, 11/25/2048	$4,467	0.0
200,000	(2)(6)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	200,815	0.1
93,708		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.914%, (US0001M + 0.510%), 08/25/2045	94,721	0.0
50,613		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.894%, (US0001M + 0.490%), 10/25/2045	51,166	0.0
200,058		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.464%, (12MTA + 0.960%), 08/25/2046	150,163	0.1
29,086		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	23,971	0.0
32,603	(6)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.222%, 04/25/2036	32,425	0.0
37,075	(6)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.785%, 12/28/2037	36,858	0.0
1,104,346		Other Securities	1,089,366	0.3
		Total Collateralized Mortgage Obligations (Cost $14,739,948)	15,162,503	4.1
ASSET-BACKED SECURITIES: 1.8%
		Automobile Asset-Backed Securities: 0.2%
30,000	(2)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	29,991	0.0
100,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	102,575	0.1
450,000		Other Securities	465,882	0.1
			598,448	0.2
		Home Equity Asset-Backed Securities: 0.1%
490,076		Other Securities	448,444	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 1.4%
132,044	(2)(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 0), 04/25/2057	$132,562	0.0
300,000	(2)	ARES XLVI CLO Ltd. 2017-46A A2, 3.827%, (US0003M + 1.230%), 01/15/2030	292,632	0.1
250,000	(2)	Babson CLO Ltd. 2014-IA BR, 4.792%, (US0003M + 2.200%), 07/20/2025	249,998	0.1
250,000	(2)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 3.792%, (US0003M + 1.200%), 01/20/2031	244,731	0.1
250,000	(2)	BlueMountain CLO 2015-1A BR, 5.097%, (US0003M + 2.500%), 04/13/2027	250,098	0.1
80,000	(2)	Burnham Park Clo Ltd. 2016-1A A, 4.022%, (US0003M + 1.430%), 10/20/2029	80,262	0.0
16,450		Chase Funding Trust Series 2003-5 2A2, 3.004%, (US0001M + 0.600%), 07/25/2033	16,191	0.0
250,000	(2)	Deer Creek Clo Ltd. 2017-1A A, 3.772%, (US0003M + 1.180%), 10/20/2030	249,883	0.1
99,750	(2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	104,130	0.0
250,000	(2)	Dryden Senior Loan Fund 2017-47A A2, 3.947%, (US0003M + 1.350%), 04/15/2028	248,669	0.1
250,000	(2)	Eaton Vance Clo 2015-1A A2R Ltd., 3.842%, (US0003M + 1.250%), 01/20/2030	244,091	0.1
99,250	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	103,181	0.0
40,137	(2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	42,374	0.0
282,701	(2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	297,242	0.1

See Accompanying Notes to Financial Statements
42

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
250,000	(2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	$254,096	0.1
200,000	(2)(6)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	198,765	0.0
76,945	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	79,478	0.0
100,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	101,278	0.0
250,000	(2)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.972%, (US0003M + 1.375%), 07/15/2029	245,431	0.1
130,000	(2)	OHA Loan Funding Ltd. 2015-1A AR, 3.928%, (US0003M + 1.410%), 08/15/2029	130,374	0.0
250,000	(2)	Palmer Square CLO 2015-2A A1BR Ltd., 3.942%, (US0003M + 1.350%), 07/20/2030	248,617	0.1
99,250	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	102,491	0.0
300,000	(2)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	300,129	0.1
170,000	(2)	Symphony CLO Ltd. 2012-9A AR, 4.051%, (US0003M + 1.450%), 10/16/2028	170,245	0.0
99,500	(2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	105,200	0.0
250,000	(2)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.769%, (US0003M + 1.190%), 11/01/2031	250,061	0.1
250,000	(2)	THL Credit Wind River 2017-2A A CLO Ltd., 3.822%, (US0003M + 1.230%), 07/20/2030	249,108	0.0
250,000	(2)	Tiaa Clo III Ltd 2017-2A A, 3.751%, (US0003M + 1.150%), 01/16/2031	248,354	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
98,500	(2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	$99,045	0.0
98,500	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	99,188	0.0
			5,437,904	1.4
		Student Loan Asset-Backed Securities: 0.1%
150,000	(2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	156,038	0.1
17,173	(2)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	17,405	0.0
38,760	(2)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	39,320	0.0
33,846	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	33,119	0.0
100,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	100,763	0.0
			346,645	0.1
		Total Asset-Backed Securities (Cost $6,742,835)	6,831,441	1.8
SOVEREIGN BONDS: 0.1%
100,000	(2)	Dominican Republic International Bond, 5.500%, 01/27/2025	106,626	0.0
430,000	(3)	Other Securities	425,025	0.1
		Total Sovereign Bonds (Cost $539,730)	531,651	0.1
U.S. TREASURY OBLIGATIONS: 1.0%
		U.S. Treasury Bonds: 0.7%
1,451,200		3.000%, 02/15/2049	1,591,842	0.5
770,000	(5)	2.375%-3.500%, 05/15/2029-02/15/2039	810,785	0.2
			2,402,627	0.7
		U.S. Treasury Notes: 0.3%
1,183,000		1.500%-2.375%, 07/15/2020-05/31/2026	1,197,472	0.3
		Total U.S. Treasury Obligations (Cost $3,538,732)	3,600,099	1.0

See Accompanying Notes to Financial Statements
43

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.9%
		Federal Home Loan Mortgage Corporation: 0.7%(9)
2,513,575		2.500%-6.500%, 05/01/2030-08/01/2048	$2,613,857	0.7
		Government National Mortgage Association: 0.6%
1,297,000	(10)	3.000%, 08/01/2044	1,322,839	0.3
948,646	(6)	4.000%-5.310%, 11/20/2040-10/20/2060	1,003,222	0.3
			2,326,061	0.6
		Uniform Mortgage-Backed Security: 1.6%
5,802,645		2.500%-7.500%, 06/01/2029-06/01/2049	6,004,057	1.6
		Total U.S. Government Agency Obligations (Cost $10,753,391)	10,943,975	2.9
COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.2%
70,000	(2)	Bancorp Commercial Mortgage 2018 CRE4 D Trust, 4.494%, (US0001M + 2.100%), 09/15/2035	69,488	0.0
3,000,000	(6)(7)	BANK 2017-BNK8 XB, 0.222%, 11/15/2050	41,130	0.0
998,205	(6)(7)	BANK 2019-BNK16 XA, 1.130%, 02/15/2052	73,509	0.1
2,180,000	(2)(6)(7)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	78,525	0.0
100,000	(2)	BDS 2018-FL2 D, 4.944%, (US0001M + 2.550%), 08/15/2035	100,374	0.0
999,122	(6)(7)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	83,118	0.0
820,480	(6)(7)	CD 2017-CD4 Mortgage Trust XA, 1.470%, 05/10/2050	62,065	0.0
978,463	(6)(7)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.146%, 07/10/2049	99,779	0.1
1,327,392	(6)(7)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.262%, 10/12/2050	89,561	0.0
991,747	(6)(7)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.065%, 09/15/2050	61,131	0.0
1,476,250	(6)(7)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.759%, 06/10/2051	74,616	0.0
834,675	(6)(7)	COMM 2012-CR4 XA, 1.915%, 10/15/2045	39,719	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,380,000	(2)(6)(7)	COMM 2012-CR4 XB, 0.741%, 10/15/2045	$45,652	0.0
1,592,622	(6)(7)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	54,270	0.0
754,547	(6)(7)	COMM 2017-COR2 XA, 1.328%, 09/10/2050	58,581	0.1
130,000	(2)(6)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	121,293	0.1
110,000	(2)(6)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	102,762	0.0
88,121	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.686%, 07/25/2019	18	0.0
655,634	(6)(7)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.425%, 11/25/2019	2,141	0.0
110,000	(2)	GPT 2018-GPP D Mortgage Trust, 4.244%, (US0001M + 1.850%), 06/15/2035	109,251	0.0
100,000	(2)	GS Mortgage Securities Corp. II 2018-RIVR F, 4.494%, (US0001M + 2.100%), 07/15/2035	99,825	0.1
100,000	(2)(6)	GS Mortgage Securities Trust 2010-C2 D, 5.353%, 12/10/2043	103,148	0.1
100,000	(2)(6)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	97,868	0.0
1,202,926	(6)(7)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.360%, 05/10/2045	46,363	0.0
2,291,965	(6)(7)	GS Mortgage Securities Trust 2013-GCJ14 XA, 0.763%, 08/10/2046	50,483	0.0
1,185,480	(6)(7)	GS Mortgage Securities Trust 2014-GC22 XA, 1.144%, 06/10/2047	40,250	0.0
1,919,950	(6)(7)	GS Mortgage Securities Trust 2016-GS4 XA, 0.701%, 11/10/2049	57,463	0.0
855,287	(6)(7)	GS Mortgage Securities Trust 2017-GS6 XA, 1.191%, 05/10/2050	59,207	0.0
1,228,871	(6)(7)	GS Mortgage Securities Trust 2019-GC38 XA, 1.127%, 02/10/2052	94,197	0.0

See Accompanying Notes to Financial Statements
44

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
110,000	(2)(11)	Hudson Yards 2019-30HY A Mortgage Trust, 3.228%, 06/10/2037	$113,291	0.0
1,050,000	(2)(6)(7)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.420%, 12/15/2047	11,675	0.0
100,000	(2)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	99,798	0.0
1,362,828	(6)(7)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.881%, 12/15/2049	48,601	0.0
100,000	(2)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	104,951	0.0
519,011	(6)(7)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.955%, 04/15/2047	12,566	0.0
100,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	110,227	0.1
470,873	(2)(6)(7)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.900%, 11/15/2038	2,379	0.0
2,350,527	(6)(7)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.235%, 12/15/2047	76,611	0.1
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	65,113	0.0
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	66,909	0.0
100,000	(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 C, 4.477%, 10/15/2050	103,687	0.0
80,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	89,149	0.0
400,000	(2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	353,154	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,628,003	(2)(6)(7)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.988%, 08/15/2045	$72,263	0.0
240,000	(2)(6)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.111%, 06/15/2046	228,345	0.1
752,000		Other Securities	812,313	0.2
		Total Commercial Mortgage-Backed Securities (Cost $4,337,486)	4,386,819	1.2

	Value	Percentage of Net Assets
PURCHASED OPTIONS(12): 0.0%
Total Purchased Options (Cost $8,983)	3,426	0.0
Total Long-Term Investments (Cost $342,245,375)	357,627,577	96.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.1%
		U.S. Treasury Bills: 2.7%
10,060,000	(5)(13)	United States Treasury Bill, 2.080%, 07/23/2019 (Cost $10,047,227)	10,047,250	2.7
		Repurchase Agreements: 2.8%
2,438,334	(14)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,438,835, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,487,101, due 06/01/46-07/01/49)	2,438,334	0.7

See Accompanying Notes to Financial Statements
45

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,438,334	(14)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,438,835, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,487,101, due 07/02/19-01/20/63)	$2,438,334	0.6
2,438,334	(14)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,438,839, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,487,112, due 07/05/19-08/16/23)	2,438,334	0.6
641,081	(14)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $641,214, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $653,903, due 07/31/19-06/30/22)	641,081	0.2
2,438,334	(14)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,438,837, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,487,101, due 07/18/19-09/09/49)	2,438,334	0.7
			10,394,417	2.8
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.6%
2,260,729	(15)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $2,260,729)	$2,260,729	0.6
		Total Short-Term Investments (Cost $22,702,373)	22,702,396	6.1
		Total Investments in Securities (Cost $364,947,748)	$380,329,973	102.1
		Liabilities in Excess of Other Assets	(7,972,915)	(2.1)
		Net Assets	$372,357,058	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Security, or a portion of the security, is on loan.

(6)
Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.

(9)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(10)
Settlement is on a when-issued or delayed-delivery basis.

(11)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(12)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

See Accompanying Notes to Financial Statements
46

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

(13)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.

(14)
Represents securities purchased with cash collateral received for securities on loan.

(15)
Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$12,901,951	$1,424,547	$—	$14,326,498
Consumer Discretionary	16,227,970	2,829,951	—	19,057,921
Consumer Staples	10,402,558	3,015,256	—	13,417,814
Energy	7,274,789	1,569,539	—	8,844,328
Financials	20,940,895	5,241,967	—	26,182,862
Health Care	21,295,608	2,977,240	—	24,272,848
Industrials	16,056,806	4,246,433	—	20,303,239
Information Technology	32,021,332	1,723,520	—	33,744,852
Materials	4,011,667	1,903,927	—	5,915,594
Real Estate	6,119,267	1,107,185	—	7,226,452
Utilities	5,636,491	1,065,917	—	6,702,408
Total Common Stock	152,889,334	27,105,482	—	179,994,816
Exchange-Traded Funds	63,279,593	—	—	63,279,593
Mutual Funds	55,634,022	—	—	55,634,022
Preferred Stock	—	69,190	—	69,190
Rights	14,655	—	—	14,655
Purchased Options	—	3,426	—	3,426
Corporate Bonds/Notes	—	17,175,387	—	17,175,387
Collateralized Mortgage Obligations	—	15,162,503	—	15,162,503
U.S. Government Agency Obligations	—	10,943,975	—	10,943,975
Commercial Mortgage-Backed Securities	—	4,273,528	113,291	4,386,819
Asset-Backed Securities	—	6,831,441	—	6,831,441
Sovereign Bonds	—	531,651	—	531,651
U.S. Treasury Obligations	—	3,600,099	—	3,600,099
Short-Term Investments	2,260,729	20,441,667	—	22,702,396
Total Investments, at fair value	$274,078,333	$106,138,349	$113,291	$380,329,973
Other Financial Instruments+
Centrally Cleared Swaps	—	84,800	—	84,800
Forward Premium Swaptions	—	7,381	—	7,381
Futures	306,123	—	—	306,123
Total Assets	$274,384,456	$106,230,530	$113,291	$380,728,277
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(102,075)	$—	$(102,075)
Forward Foreign Currency Contracts	—	(19,105)	—	(19,105)
Forward Premium Swaptions	—	(673)	—	(673)
Futures	(68,829)	—	—	(68,829)
Total Liabilities	$(68,829)	$(121,853)	$—	$(190,682)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
47

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$1,348,459	$31,899	$—	$79,260	$1,459,618	$31,900	$—	$—
Voya Floating Rate Fund - Class P	10,727,558	635,317	(387,117)	189,931	11,165,689	345,317	(7,118)	—
Voya High Yield Bond Fund - Class P	—	15,340,487	(406,138)	56,763	14,991,112	170,744	(6,138)	—
Voya Short Term Bond Fund - Class R6	—	7,678,784	(308,420)	66,430	7,436,794	31,431	1,580	—
Voya Small Company Fund - Class R6	—	9,632,099	(171,045)	(92,601)	9,368,453	—	(2,045)	—
Voya Strategic Income Opportunities Fund - Class P	—	11,553,335	(457,757)	116,778	11,212,356	110,149	2,244	—
	$12,076,017	$44,871,921	$(1,730,477)	$416,561	$55,634,022	$689,541	$(11,477)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 141,356	BRL 550,411	Barclays Bank PLC	08/23/19	$(1,269)
USD 76,725	MYR 317,910	Barclays Bank PLC	08/23/19	(194)
USD 66,302	HUF 19,080,025	Barclays Bank PLC	08/23/19	(1,084)
USD 33,136	RON 139,835	BNP Paribas	08/23/19	(492)
USD 115,441	THB 3,598,472	BNP Paribas	08/23/19	(2,050)
USD 88,913	MXN 1,723,554	BNP Paribas	08/23/19	(83)
USD 123,327	PLN 468,386	BNP Paribas	08/23/19	(2,288)
USD 14,229	TRY 86,353	BNP Paribas	08/23/19	(249)
JPY 18,398,342	USD 170,990	Citibank N.A.	07/01/19	(343)
USD 117,638	COP 383,587,704	Citibank N.A.	08/23/19	(1,321)
USD 10,191	PHP 529,059	Goldman Sachs International	08/23/19	(108)
USD 43,343	PEN 144,926	Goldman Sachs International	08/23/19	(571)
USD 96,837	RUB 6,254,193	Goldman Sachs International	08/23/19	(1,334)
USD 44,936	CLP 31,219,140	HSBC Bank USA N.A.	08/23/19	(1,156)
USD 136,526	IDR 1,958,881,932	HSBC Bank USA N.A.	08/23/19	(1,228)
USD 8,049	ILS 28,865	JPMorgan Chase Bank N.A.	08/23/19	(66)
USD 53,907	CZK 1,231,238	JPMorgan Chase Bank N.A.	08/23/19	(1,206)
USD 123,649	ZAR 1,810,702	JPMorgan Chase Bank N.A.	08/23/19	(4,043)
USD 8,119	HKD 63,439	The Bank of New York Mellon	07/02/19	(2)
USD 38,801	JPY 4,185,249	The Bank of New York Mellon	07/02/19	(18)
				$(19,105)
See Accompanying Notes to Financial Statements
48

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	67	09/30/19	$14,417,039	$80,333
U.S. Treasury 5-Year Note	43	09/30/19	5,080,719	64,685
U.S. Treasury Long Bond	1	09/19/19	155,594	29
U.S. Treasury Ultra Long Bond	23	09/19/19	4,083,937	161,076
			$23,737,289	$306,123
Short Contracts:
U.S. Treasury 10-Year Note	(11)	09/19/19	(1,407,656)	(4,032)
U.S. Treasury Ultra 10-Year Note	(19)	09/19/19	(2,624,375)	(64,797)
			$(4,032,031)	$(68,829)
At June 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Balanced Portfolio:
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Implied Credit Spread at 06/30/19 (%)(3)	Notional Amount(4)	Fair Value(5)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	06/20/24	0.577	USD180,000	$4,907	$1,225
						$4,907	$1,225

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)
Payments received quarterly.

(3)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.785%	Semi-Annual	10/13/22	USD1,701,000	$2,573	$2,573
Pay	3-month USD-LIBOR	Quarterly	2.099	Semi-Annual	10/13/25	USD58,000	1,000	1,000
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD612,000	22,034	22,034
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD729,000	37,466	37,466
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD7,138,000	16,155	16,155
Receive	3-month USD-LIBOR	Quarterly	1.453	Semi-Annual	10/13/20	USD715,000	4,347	4,347
Receive	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD221,000	(15,190)	(15,190)
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD1,071,000	(86,885)	(86,885)
							$(18,500)	$(18,500)
See Accompanying Notes to Financial Statements
49

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 1,964,000	$361	$148
Put on 1-Year Interest Rate Swap(1)	Societe Generale	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 1,493,000	254	113
Put on 1-Year Interest Rate Swap(1)	Wells Fargo	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 41,838,000	8,368	3,165
							$8,983	$3,426
At June 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD 1,179,000	$(618,975)	$254
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD 1,517,000	(77,822)	2,089
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD 1,852,000	—	5,038
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD 990,000	(52,247)	(45)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD 2,664,000	(77,822)	(628)
							$(826,866)	$6,708

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(3)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
BRL –  Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HKD –  Hong Kong Sar Dollar
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements
50

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$3,426
Interest rate contracts	Net Assets — Unrealized appreciation**	306,123
Credit contracts	Net Assets — Unrealized appreciation***	1,225
Interest rate contracts	Net Assets — Unrealized appreciation***	83,575
Interest rate contracts	Net Assets — Unrealized appreciation****	7,381
Total Asset Derivatives		$401,730
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$19,105
Interest rate contracts	Net Assets — Unrealized depreciation**	68,829
Interest rate contracts	Net Assets — Unrealized depreciation***	102,075
Interest rate contracts	Net Assets — Unrealized appreciation****	673
Total Liability Derivatives		$190,682

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

****
Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(13,007)	$—	$(13,007)
Equity contracts	—	—	1,242,143	—	—	1,242,143
Foreign exchange contracts	—	(95,465)	—	—	—	(95,465)
Interest rate contracts	(75,764)	—	539,243	20,813	(181,790)	302,502
Total	$(75,764)	$(95,465)	$1,781,386	$7,806	$(181,790)	$1,436,173
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$92,867	$92,867
Equity contracts	—	—	881,191	—	881,191
Foreign exchange contracts	—	(10,715)	—	—	(10,715)
Interest rate contracts	(67,639)	—	(45,942)	(49,006)	(162,587)
Total	$(67,639)	$(10,715)	$835,249	$43,861	$800,756

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements
51

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Societe Generale	The Bank of New York Mellon	Wells Fargo	Totals
Assets:
Purchased options	$—	$—	$—	$—	$148	$—	$—	$—	$113	$—	$3,165	$3,426
Forward premium swaptions	254	—	—	—	2,089	—	—	5,038	—	—	—	7,381
Total Assets	$254	$—	$—	$—	$2,237	$—	$—	$5,038	$113	$—	$3,165	$10,807
Liabilities:
Forward foreign currency contracts	$—	$2,547	$5,162	$1,664	$2,013	$2,384	$5,315	$—	$—	$20	$—	$19,105
Forward premium swaptions	—	—	—	—	—	—	—	673	—	—	—	673
Total Liabilities	$—	$2,547	$5,162	$1,664	$2,013	$2,384	$5,315	$673	$—	$20	$—	$19,778
Net OTC derivative instruments by counterparty, at fair value	$254	$(2,547)	$(5,162)	$(1,664)	$224	$(2,384)	$(5,315)	$4,365	$113	$(20)	$3,165	(8,971)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$254	$(2,547)	$(5,162)	$(1,664)	$224	$(2,384)	$(5,315)	$4,365	$113	$(20)	$3,165	$(8,971)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $365,588,311.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$21,178,806
Gross Unrealized Depreciation	(6,156,634)
Net Unrealized Appreciation	$15,022,172
See Accompanying Notes to Financial Statements
52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited)

Geographic Diversification as of June 30, 2019 (as a percentage of net assets)

United States	60.6%
Japan	8.0%
United Kingdom	5.1%
Canada	4.6%
Netherlands	3.6%
Australia	3.3%
Switzerland	2.5%
France	1.9%
Spain	1.6%
Germany	1.6%
Countries between 0.1% – 1.4%^	6.5%
Assets in Excess of Other Liabilities*	0.7%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 10 countries, which each represents 0.1% – 1.4% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Australia: 3.3%
2,668,374		Other Securities	$19,206,722	3.3
		Belgium: 0.3%
23,417		Other Securities	1,943,368	0.3
		Canada: 4.6%
39,784		Waste Connections, Inc.	3,802,555	0.6
594,319	(1)	Other Securities	23,331,147	4.0
			27,133,702	4.6
		China: 0.5%
763,000		Other Securities	3,004,044	0.5
		Denmark: 0.7%
82,753		Novo Nordisk A/S	4,226,792	0.7
		Finland: 0.6%
82,260		Other Securities	3,671,819	0.6
		France: 1.9%
428,511		Other Securities	10,961,730	1.9
		Germany: 1.6%
550,521		Other Securities	9,154,326	1.6
		Hong Kong: 1.4%
367,500		CK Hutchison Holdings Ltd.	3,624,928	0.6
1,114,600		Other Securities	4,685,466	0.8
			8,310,394	1.4
		Israel: 0.3%
247,035		Other Securities	1,785,580	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 1.1%
188,572		Assicurazioni Generali S.p.A.	$3,550,355	0.6
640,467		Other Securities	3,186,210	0.5
			6,736,565	1.1
		Japan: 8.0%
71,600		Fuji Film Holdings Corp.	3,635,119	0.6
1,802,292	(1)	Other Securities	43,380,993	7.4
			47,016,112	8.0
		Netherlands: 3.6%
90,041	(2)	ABN AMRO Bank NV	1,926,652	0.3
135,215		Koninklijke Ahold Delhaize NV	3,035,536	0.5
198,423		Koninklijke KPN NV	609,317	0.1
210,549		Royal Dutch Shell PLC - Class A	6,871,836	1.2
361,498		Other Securities	8,881,196	1.5
			21,324,537	3.6
		New Zealand: 0.1%
239,330		Other Securities	643,888	0.1
		Norway: 0.7%
251,960		Other Securities	4,170,829	0.7
		Singapore: 0.8%
1,881,400		Other Securities	4,775,265	0.8
		Spain: 1.6%
14,845	(2)	Aena SME SA	2,942,323	0.5
143,650		Ferrovial SA - FERE	3,677,242	0.6
153,667		Other Securities	2,787,941	0.5
			9,407,506	1.6
		Switzerland: 2.5%
41,111		Nestle SA	4,255,903	0.7
21,942		Roche Holding AG	6,169,824	1.1
11,787		Zurich Insurance Group AG	4,101,280	0.7
			14,527,007	2.5
		United Kingdom: 5.1%
223,673	(2)	Auto Trader Group PLC	1,557,837	0.3
217,994		GlaxoSmithKline PLC	4,369,671	0.7
1,035,794		Legal & General Group PLC	3,548,657	0.6
5,756,297		Other Securities	20,847,873	3.5
			30,324,038	5.1
		United States: 60.6%
55,720		AbbVie, Inc.	4,051,958	0.7
74,442		Aflac, Inc.	4,080,166	0.7
19,950		Air Products & Chemicals, Inc.	4,516,082	0.8

See Accompanying Notes to Financial Statements
53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States (continued)
87,955		Altria Group, Inc.	$4,164,669	0.7
38,657		Amphenol Corp.	3,708,753	0.6
178,113		AT&T, Inc.	5,968,567	1.0
139,359		Bank of America Corp.	4,041,411	0.7
54,582		Booz Allen Hamilton Holding Corp.	3,613,874	0.6
78,087		Bristol-Myers Squibb Co.	3,541,246	0.6
47,631		Chevron Corp.	5,927,202	1.0
126,551		Cisco Systems, Inc.	6,926,136	1.2
37,041		Eli Lilly & Co.	4,103,772	0.7
26,642		Expedia Group, Inc.	3,544,185	0.6
60,595		Exxon Mobil Corp.	4,643,395	0.8
69,644		General Mills, Inc.	3,657,703	0.6
29,537		Honeywell International, Inc.	5,156,865	0.9
107,790		Intel Corp.	5,159,907	0.9
36,082		International Business Machines Corp.	4,975,708	0.8
61,100		Johnson & Johnson	8,510,008	1.4
42,060		JPMorgan Chase & Co.	4,702,308	0.8
19,818		McDonald’s Corp.	4,115,406	0.7
75,706		Merck & Co., Inc.	6,347,948	1.1
97,152		Microsoft Corp.	13,014,482	2.2
43,580		Omnicom Group	3,571,381	0.6
97,662		Oracle Corp.	5,563,804	0.9
44,136		Paychex, Inc.	3,631,951	0.6
43,584		PepsiCo, Inc.	5,715,170	1.0
156,335		Pfizer, Inc.	6,772,432	1.2
58,532		Philip Morris International, Inc.	4,596,518	0.8
52,868		Procter & Gamble Co.	5,796,976	1.0
36,082		Quest Diagnostics, Inc.	3,673,508	0.6
41,996		Republic Services, Inc.	3,638,533	0.6
42,709		Starbucks Corp.	3,580,296	0.6
43,358		Texas Instruments, Inc.	4,975,764	0.8
47,539		Tyson Foods, Inc.	3,838,299	0.7
36,708		Waste Management, Inc.	4,235,002	0.7
98,578		Wells Fargo & Co.	4,664,711	0.8
33,579		Yum! Brands, Inc.	3,716,188	0.6
4,188,794	(3)	Other Securities	171,372,160	29.0
			357,814,444	60.6
		Total Common Stock (Cost $564,735,138)	586,138,668	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS:2.2%
		Repurchase Agreements: 1.6%
2,223,715	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,224,172, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,268,189, due 06/01/46-07/01/49)	$2,223,715	0.4
657,428	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $657,564, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $670,887, due 03/31/23-08/15/44)	657,428	0.1
2,223,715	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,224,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,268,189, due 07/02/19-01/20/63)	2,223,715	0.4
2,223,715	(4)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,224,176, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,268,200, due 07/05/19-08/16/23)	2,223,715	0.3

See Accompanying Notes to Financial Statements
54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,223,715	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,224,174, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,268,189, due 07/18/19-09/09/49)	$2,223,715	0.4
			9,552,288	1.6
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
3,645,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
		(Cost $3,645,000)	3,645,000	0.6
		Total Short-Term Investments (Cost $13,197,288)	13,197,288	2.2
		Total Investments in Securities (Cost $577,932,426)	$599,335,956	101.5
		Liabilities in Excess of Other Assets	(8,772,272)	(1.5)
		Net Assets	$590,563,684	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains securities on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
The grouping contains non-income producing securities.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	19.8%
Financials	16.5
Industrials	12.1
Health Care	10.8
Consumer Staples	10.1
Consumer Discretionary	7.9
Communication Services	6.6
Utilities	5.2
Energy	4.7
Materials	3.3
Real Estate	2.3
Short-Term Investments	2.2
Liabilities in Excess of Other Assets	(1.5)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$19,206,722	$—	$19,206,722
Belgium	—	1,943,368	—	1,943,368
Canada	27,133,702	—	—	27,133,702
China	—	3,004,044	—	3,004,044
Denmark	—	4,226,792	—	4,226,792
Finland	—	3,671,819	—	3,671,819
See Accompanying Notes to Financial Statements
55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
France	—	10,961,730	—	10,961,730
Germany	1,073,838	8,080,488	—	9,154,326
Hong Kong	1,166,711	7,143,683	—	8,310,394
Israel	—	1,785,580	—	1,785,580
Italy	—	6,736,565	—	6,736,565
Japan	—	47,016,112	—	47,016,112
Netherlands	—	21,324,537	—	21,324,537
New Zealand	—	643,888	—	643,888
Norway	—	4,170,829	—	4,170,829
Singapore	—	4,775,265	—	4,775,265
Spain	—	9,407,506	—	9,407,506
Switzerland	—	14,527,007	—	14,527,007
United Kingdom	—	30,324,038	—	30,324,038
United States	357,814,444	—	—	357,814,444
Total Common Stock	387,188,695	198,949,973	—	586,138,668
Short-Term Investments	3,645,000	9,552,288	—	13,197,288
Total Investments, at fair value	$390,833,695	$208,502,261	$—	$599,335,956
Other Financial Instruments+
Forward Foreign Currency Contracts	—	160	—	160
Total Assets	$390,833,695	$208,502,421	$—	$599,336,116
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(8,988)	$—	$(8,988)
Total Liabilities	$—	$(8,988)	$—	$(8,988)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Global Equity Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 473,082,002	USD 4,396,712	Citibank N.A.	07/01/19	$(8,807)
JPY 45,319,429	USD 420,184	The Bank of New York Mellon	07/02/19	160
USD 623,109	HKD 4,868,955	The Bank of New York Mellon	07/02/19	(181)
				$(8,828)
Currency Abbreviations
HKD – Hong Kong Sar Dollar
JPY – Japanese Yen
USD – United States Dollar
See Accompanying Notes to Financial Statements
56

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2018 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$160
Total Asset Derivatives		$160
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$8,988
Total Liability Derivatives		$8,988
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$66,880
Total	$66,880

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(8,828)
Total	$(8,828)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Citibank N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$160	$160
Total Assets	$—	$160	$160
Liabilities:
Forward foreign currency contracts	$8,807	$181	$8,988
Total Liabilities	$8,807	$181	$8,988
Net OTC derivative instruments by counterparty, at fair value	$(8,807)	$(21)	(8,828)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(8,807)	$(21)	$(8,828)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $577,817,328.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$47,195,821
Gross Unrealized Depreciation	(25,666,024)
Net Unrealized Appreciation	$21,529,797
See Accompanying Notes to Financial Statements
57

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

U.S. Treasury Repurchase Agreement	52.0%
U.S. Government Agency Debt	42.0%
Investment Companies	9.6%
Liabilities in Excess of Other Assets	(3.6)%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 42.0%
	Sovereign: 0.4%
2,000,000	Federal Farm Credit Banks, 2.330%, (US0001M + (0.060)%), 11/19/2019	$1,999,714	0.4
1,600,000 (1)	Fannie Mae, 2.390%, 10/09/2019	1,589,640	0.4
16,500,000	Fannie Mae, 2.490%, (SOFRRATE + 0.070%), 10/30/2019	16,500,000	3.6
4,250,000	Federal Farm Credit Banks, 2.316%, (US0001M + (0.095)%), 09/13/2019	4,249,965	0.9
3,000,000	Federal Farm Credit Banks, 2.300%, (US0001M + (0.140)%), 07/02/2019	2,999,995	0.7
11,500,000	Federal Farm Credit Banks, 2.374%, (US0001M + (0.030)%), 04/22/2020	11,497,398	2.5
1,000,000	Federal Farm Credit Banks, 2.380%, (FEDL01 + 0.000%), 08/08/2019	999,946	0.2
1,300,000	Federal Farm Credit Banks, 2.390%, (US0001M + 0.000%), 06/19/2020	1,300,014	0.3
1,250,000	Federal Farm Credit Banks, 2.395%, (FEDL01 + 0.015%), 10/28/2019	1,249,836	0.3
16,250,000	Federal Farm Credit Banks, 2.408%, (US0001M + 0.010%), 07/02/2020	16,250,000	3.6
6,000,000	Federal Farm Credit Banks, 2.420%, (PRIME + (3.080)%), 09/13/2019	5,999,498	1.3
4,750,000	Federal Farm Credit Banks, 2.433%, (US0001M + 0.050%), 02/21/2020	4,752,347	1.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
	Sovereign (continued)
1,000,000	Federal Farm Credit Banks, 2.446%, (US0003M + (0.130)%), 02/03/2020	$1,000,001	0.2
6,750,000	Federal Farm Credit Banks, 2.550%, (PRIME + (2.950)%), 09/25/2019	6,750,787	1.5
1,000,000	Federal Farm Credit Banks, 2.571%, (US0001M + 0.170%), 11/14/2019	1,000,781	0.2
1,500,000	Federal Farm Credit Banks, 2.584%, (US0001M + 0.190%), 07/15/2019	1,500,157	0.3
3,250,000	Federal Farm Credit Banks, 2.597%, (US0001M + 0.185%), 08/09/2019	3,250,751	0.7
45,800,000	Federal Home Loan Bank Discount Notes, 2.050%, 07/01/2019	45,800,000	10.0
24,000,000	Federal Home Loan Banks, 2.290%, (US0003M + (0.230)%), 12/03/2019	23,989,784	5.2
4,750,000	Federal Home Loan Banks, 2.331%, (US0001M + (0.100)%), 09/04/2019	4,750,000	1.0
1,200,000	Federal Home Loan Banks, 2.334%, (US0001M + (0.060)%), 09/16/2019	1,200,081	0.3
14,750,000	Federal Home Loan Banks, 2.394%, (US0001M + (0.010)%), 03/25/2020	14,750,000	3.2
11,000,000	Freddie Mac, 2.296%, (US0003M + (0.225)%), 08/27/2019	11,000,000	2.4
2,500,000	Freddie Mac, 2.312%, (US0001M + (0.100)%), 08/08/2019	2,499,845	0.5
3,495,000	Freddie Mac, 2.433%, (US0003M + (0.165)%), 07/05/2019	3,495,027	0.8
	U.S. Government Agency Obligations: 0.5%
2,000,000	Federal Home Loan Banks, 2.445%, (SOFRRATE + 0.025%), 09/20/2019	2,000,055	0.5
	Total U.S. Government Agency Debt (Cost $192,375,622)	192,375,622	42.0

See Accompanying Notes to Financial Statements
58

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY REPURCHASE AGREEMENT: 52.0%
	Repurchase Agreement: 52.0%
180,000,000	Deutsche Bank Repurchase Agreement dated 6/28/2019, 2.450%, due 7/1/2019, $180,036,750 to be received upon repurchase (Collateralized by $177,600,800, U.S. Treasury Note, 2.500%, Market Value plus accrued interest $183,600,019 due 3/31/23)	$180,000,000	39.3
58,253,000	Deutsche Bank Repurchase Agreement dated 6/28/2019, 2.450%, due 7/1/2019, $58,264,893 to be received upon repurchase (Collateralized by $98,008,200, U.S. Treasury Principal component, 0.000%, Market Value plus accrued interest $60,000,620 due 2/15/2040)	58,253,000	12.7
	Total U.S. Treasury Repurchase Agreement (Cost $238,253,000)	238,253,000	52.0

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.6%
21,900,000 (2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.300%, 01/02/19	21,900,000	4.8
Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: (continued)
21,900,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 2.250%, 01/02/19	$21,900,000	4.8
	Total Investment Companies (Cost $43,800,000)	43,800,000	9.6
	Total Investments in Securities (Cost $474,428,622)	$474,428,622	103.6
	Liabilities in Excess of Other Assets	(16,363,952)	(3.6)
	Net Assets	$458,064,670	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(2)
Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
FEDL01
Federal Funds Effective Rate

PRIME
Federal Reserve Bank Prime Loan Rate

SOFRRATE
Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

At June 30, 2019, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
U.S. Treasury Repurchase Agreement	$—	$238,253,000	$—	$238,253,000
Investment Companies	43,800,000	—	—	43,800,000
U.S. Government Agency Debt	—	192,375,622	—	192,375,622
Total Investments, at fair value	$43,800,000	$430,628,622	$—	$474,428,622

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
59

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2019:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$238,253,000	$(238,253,000)	$—
Totals	$238,253,000	$(238,253,000)	$—

(1)
Collateral with a fair value of  $243,600,639 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements
60

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	20.9%
Health Care	13.6%
Financials	13.1%
Communication Services	9.9%
Industrials	9.1%
Consumer Staples	8.5%
Consumer Discretionary	8.4%
Energy	4.9%
Utilities	3.6%
Real Estate	3.1%
Materials	2.8%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 9.9%
116,632	(1)	Alphabet, Inc. - Class A	$126,289,130	4.0
1,915,359		AT&T, Inc.	64,183,680	2.1
1,220,103		Comcast Corp. – Class A	51,585,955	1.6
487,315		Walt Disney Co.	68,048,666	2.2
			310,107,431	9.9
		Consumer Discretionary: 8.4%
27,212	(1)	Amazon.com, Inc.	51,529,460	1.6
412,228	(2)	Hasbro, Inc.	43,564,255	1.4
363,730		McDonald’s Corp.	75,532,172	2.4
290,082	(2)	Ralph Lauren Corp.	32,950,414	1.0
448,627		Starbucks Corp.	37,608,401	1.2
339,518		Other Securities	23,610,082	0.8
			264,794,784	8.4
		Consumer Staples: 8.5%
1,157,889		Coca-Cola Co.	58,959,708	1.9
948,394		Mondelez International, Inc.	51,118,437	1.6
503,252		Philip Morris International, Inc.	39,520,379	1.2
567,818		Procter & Gamble Co.	62,261,244	2.0
509,041		Walmart, Inc.	56,243,940	1.8
			268,103,708	8.5
		Energy: 4.9%
680,966		Exxon Mobil Corp.	52,182,424	1.6
624,660		Royal Dutch Shell PLC - Class A ADR	40,646,626	1.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
814,820		Other Securities	$61,965,639	2.0
			154,794,689	4.9
		Financials: 13.1%
1,897,551		Bank of America Corp.	55,028,979	1.7
460,442		Discover Financial Services	35,725,695	1.1
197,663		Goldman Sachs Group, Inc.	40,441,850	1.3
762,739		Hartford Financial Services Group, Inc.	42,499,817	1.4
669,629		Intercontinental Exchange, Inc.	57,547,916	1.8
689,800		JPMorgan Chase & Co.	77,119,640	2.5
197,030		M&T Bank Corp.	33,508,892	1.1
550,026		Progressive Corp.	43,963,578	1.4
526,476	(3)	Other Securities	24,207,367	0.8
			410,043,734	13.1
		Health Care: 13.6%
518,876	(1)	Alcon, Inc.	32,196,256	1.0
156,953		Becton Dickinson & Co.	39,553,726	1.3
892,900	(1)	Boston Scientific Corp.	38,376,842	1.2
630,729		Gilead Sciences, Inc.	42,612,051	1.4
642,259		Johnson & Johnson	89,453,833	2.9
397,817		Medtronic PLC	38,743,398	1.2
525,177		Novartis AG ADR	47,953,912	1.5
1,449,329		Pfizer, Inc.	62,784,932	2.0
299,735		Zimmer Biomet Holdings, Inc.	35,290,799	1.1
			426,965,749	13.6
		Industrials: 9.1%
741,421		Emerson Electric Co.	49,467,609	1.6
410,433		Honeywell International, Inc.	71,657,498	2.3
86,657		Lockheed Martin Corp.	31,503,286	1.0
282,786		Norfolk Southern Corp.	56,367,733	1.8
135,216		Roper Technologies, Inc.	49,524,212	1.6
147,550		Other Securities	25,281,217	0.8
			283,801,555	9.1
		Information Technology: 20.9%
221,198	(1)	Adobe, Inc.	65,175,991	2.1
413,195		Apple, Inc.	81,779,554	2.6
230,146		Broadcom, Inc.	66,249,828	2.1
1,193,615		Cisco Systems, Inc.	65,326,549	2.1
397,103	(2)	Fidelity National Information Services, Inc.	48,716,596	1.6
1,485,097		Microsoft Corp.	198,943,594	6.3
357,105		Motorola Solutions, Inc.	59,540,117	1.9

See Accompanying Notes to Financial Statements
61

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
462,821		Texas Instruments, Inc.	$53,113,338	1.7
119,652	(4)	Other Securities	14,870,350	0.5
			653,715,917	20.9
		Materials: 2.8%
235,176		Air Products & Chemicals, Inc.	53,236,791	1.7
586,384	(2)	BHP Group Ltd. ADR	34,074,774	1.1
			87,311,565	2.8
		Real Estate: 3.1%
287,519		Crown Castle International Corp.	37,478,102	1.2
293,182		Mid-America Apartment Communities, Inc.	34,525,112	1.1
246,284		Other Securities	25,709,587	0.8
			97,712,801	3.1
		Utilities: 3.6%
415,542		Entergy Corp.	42,771,738	1.4
230,816		NextEra Energy, Inc.	47,284,966	1.5
291,815		Other Securities	21,918,224	0.7
			111,974,928	3.6
		Total Common Stock (Cost $2,494,900,308)	3,069,326,861	97.9
OTHER(5): —%
		Utilities: —%
10,000,000	(6)(7)	Southern Energy (Escrow)	—	—
		Total Other (Cost $—)	—	—
		Total Long-Term Investments (Cost $2,494,900,308)	3,069,326,861	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Floating Rate Notes: 0.4%
1,000,000	(8)	Bedford Row Funding, 2.490%, 12/16/2019	999,906	0.1
254,000	(8)	Bedford Row Funding, 2.500%, 11/25/2019	254,036	0.0
300,000	(8)	Coöperatieve Rabobank U.A., 2.450%, 10/23/2019	300,032	0.0
875,000	(8)	Crédit Industriel et Commercial, 2.500%, 10/23/2019	875,108	0.0
600,000	(8)	DNB ASA, 2.490%, 12/06/2019	600,020	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
675,000	(8)	HSBC Holdings PLC, 2.540%, 12/27/2019	$675,000	0.0
700,000	(8)	Lloyds Bank PLC, 2.510%, 12/10/2019	700,082	0.0
290,000	(8)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	290,252	0.0
298,000	(8)	Mizuho Financial Group Inc., 2.520%, 10/15/2019	298,068	0.0
300,000	(8)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	300,042	0.0
300,000	(8)	Mizuho Financial Group Inc., 2.520%, 11/27/2019	300,043	0.1
300,000	(8)	Oversea-Chinese Banking Corp., Ltd., 2.530%, 10/07/2019	300,024	0.0
625,000	(8)	Societe Generale, 2.560%, 12/02/2019	625,156	0.0
354,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 2.480%, 08/21/2019	354,048	0.0
300,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	300,038	0.0
500,000	(8)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	499,944	0.1
337,000	(8)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	337,071	0.0
800,000	(8)	Toronto-Dominion Bank, 2.500%, 12/10/2019	800,039	0.1
775,000	(8)	Toronto-Dominion Bank, 2.500%, 12/23/2019	775,041	0.0
300,000	(8)	U.S. Bancorp, 2.480%, 11/25/2019	300,042	0.0
835,000	(8)	Wells Fargo & Co., 2.510%, 12/03/2019	835,111	0.0
			10,719,103	0.4
		Repurchase Agreements: 2.3%
9,437,806	(8)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $9,439,730, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $9,626,562, due 06/30/19-02/15/49)	9,437,806	0.3

See Accompanying Notes to Financial Statements
62

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
19,361,287	(8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $19,365,313, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $19,748,513, due 06/30/19-05/20/69)	$19,361,287	0.6
19,361,287	(8)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $19,365,265, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $19,748,513, due 07/02/19-01/20/63)	19,361,287	0.6
19,361,287	(8)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $19,365,297, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $19,748,513, due 04/01/26-06/20/49)	19,361,287	0.6
3,879,550	(8)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $3,880,411, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,957,661, due 07/01/19-09/09/49)	3,879,550	0.2
			71,401,217	2.3
		Certificates of Deposit: 0.0%
750,000	(8)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	750,085	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Certificates of Deposit (continued)
300,000	(8)	Sumitomo Mitsui Trust Holdings, Inc., 2.470%, 09/13/2019	$300,081	0.0
			1,050,166	0.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
31,775,000	(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $31,775,000)	31,775,000	1.0
		Total Short-Term Investments (Cost $114,945,486)	114,945,486	3.7
		Total Investments in Securities (Cost $2,609,845,794)	$3,184,272,347	101.6
		Liabilities in Excess of Other Assets	(51,386,049)	(1.6)
		Net Assets	$3,132,886,298	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
The grouping contains non-income producing securities.

(5)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

(8)
Represents securities purchased with cash collateral received for securities on loan.

(9)
Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
63

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$3,069,326,861	$—	$—	$3,069,326,861
Other	—	—	—	—
Short-Term Investments	31,775,000	83,170,486	—	114,945,486
Total Investments, at fair value	$3,101,101,861	$83,170,486	$—	$3,184,272,347

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $2,611,360,864.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$629,223,095
Gross Unrealized Depreciation	(56,311,612)
Net Unrealized Appreciation	$572,911,483
See Accompanying Notes to Financial Statements
64

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

Corporate Bonds/Notes	27.4%
U.S. Government Agency Obligations	22.4%
Collateralized Mortgage Obligations	17.7%
Mutual Funds	17.6%
Asset-Backed Securities	8.2%
Commercial Mortgage-Backed Securities	6.0%
U.S. Treasury Obligations	5.2%
Sovereign Bonds	0.1%
Convertible Bonds/Notes	0.1%
Municipal Bonds	0.1%
Purchased Options	0.0%
Liabilities in Excess of Other Assets*	(4.8)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.4%
		Basic Materials: 0.7%
2,486,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$2,543,781	0.1
1,900,000	(1)(2)	Dow Chemical Co/The, 4.800%, 11/30/2028	2,135,277	0.1
4,335,000	(1)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	4,496,930	0.1
1,419,000	(1)	Newmont Goldcorp Corp., 3.700%, 03/15/2023	1,472,303	0.0
13,133,000	(3)	Other Securities	13,936,125	0.4
			24,584,416	0.7
		Communications: 2.6%
19,913,000		AT&T, Inc., 2.950%-5.650%, 07/15/2026-02/15/2050	21,593,047	0.6
13,664,000		Comcast Corp., 3.300%-4.000%, 10/01/2020-11/01/2049	14,335,279	0.4
4,885,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	5,003,950	0.1
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,651,434	0.1
221,000	(1)	Verizon Communications, Inc., 4.016%, 12/03/2029	239,571	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
7,811,000		Verizon Communications, Inc., 3.850%-4.862%, 03/15/2039-08/21/2046	$8,738,898	0.3
1,127,000	(1)	Walt Disney Co/The, 3.000%, 09/15/2022	1,154,280	0.1
3,620,000	(1)	Walt Disney Co/The, 4.750%, 11/15/2046	4,463,087	0.1
31,206,000	(3)	Other Securities	33,383,371	0.9
			91,562,917	2.6
		Consumer, Cyclical: 2.1%
875,878		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	901,148	0.0
1,178,763		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	1,245,304	0.0
4,876,120		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,928,782	0.2
604,800		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	628,406	0.0
2,105,524		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	2,130,243	0.1
2,685,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	2,736,816	0.1
3,810,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,927,355	0.1
4,640,000	(1)(2)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,620,615	0.1
1,379,380		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	1,432,228	0.1
3,517,641		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,543,464	0.1
896,065		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	897,273	0.0

See Accompanying Notes to Financial Statements
65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
4,325,482		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	$4,296,285	0.1
1,141,701		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,143,414	0.0
2,073,269		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	2,121,270	0.1
40,973,949	(3)	Other Securities	41,823,268	1.1
			76,375,871	2.1
		Consumer, Non-cyclical: 5.0%
1,265,000	(1)	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	1,324,194	0.0
1,757,000	(1)	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,906,685	0.1
2,738,000	(1)	Cargill, Inc., 3.875%, 05/23/2049	2,912,741	0.1
10,165,000	(1)(2)	Cigna Corp., 3.400%, 09/17/2021	10,363,406	0.3
2,202,000	(1)	Cigna Corp., 4.800%, 08/15/2038	2,375,398	0.1
66,415		CVS Pass-Through Trust, 6.943%, 01/10/2030	78,152	0.0
10,238,000		CVS Health Corp., 3.700%-5.050%, 03/09/2023-03/25/2048	10,758,737	0.3
1,830,000	(1)	Fresenius Medical Care US Finance III, Inc., 3.750%, 06/15/2029	1,817,992	0.0
2,195,000	(1)(2)	Cigna Corp., 4.125%, 11/15/2025	2,332,981	0.1
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,175,409	0.1
3,910,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	4,033,153	0.1
1,615,000	(1)	Mars, Inc., 3.200%, 04/01/2030	1,678,620	0.0
1,615,000	(1)(2)	Mars, Inc., 3.875%, 04/01/2039	1,711,588	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
2,990,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	$3,055,127	0.1
4,300,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	4,443,740	0.1
14,210,000	(2)	Unilever Capital Corp., 3.000%-3.250%, 03/07/2022-03/07/2024	14,681,154	0.4
106,741,000	(3)	Other Securities	112,929,269	3.1
			178,578,346	5.0
		Energy: 2.8%
3,461,000	(1)	Colonial Pipeline Co., 3.500%, 10/15/2020	3,496,547	0.1
9,413,000	(4)	Enterprise Products Operating LLC, 3.500%-4.900%, 02/01/2022-08/16/2077	9,731,422	0.3
3,025,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	3,030,613	0.1
1,769,000	(1)	Schlumberger Norge AS, 4.200%, 01/15/2021	1,809,198	0.1
1,052,000	(1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,076,400	0.0
4,000,000		Williams Cos, Inc./The, 4.000%-5.400%, 09/15/2025-03/04/2044	4,322,876	0.1
4,342,000	(2)	Williams Partners L.P., 3.600%-3.750%, 03/15/2022-06/15/2027	4,466,216	0.1
68,127,000	(3)	Other Securities	71,487,013	2.0
			99,420,285	2.8
		Financial: 8.1%
1,840,000	(1)	ANZ New Zealand Int’l Ltd./London, 3.400%, 03/19/2024	1,906,542	0.1
2,250,000	(1)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	2,338,230	0.1
32,533,000	(2)(4)	Bank of America Corp., 3.419%-5.125%, 05/17/2022-12/31/2199	33,998,268	0.9
1,862,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	2,107,583	0.0
2,668,000	(4)	Barclays PLC, 3.932%, 05/07/2025	2,716,009	0.1

See Accompanying Notes to Financial Statements
66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
4,500,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	$4,630,466	0.1
10,079,000	(4)	Citigroup, Inc., 2.876%-5.500%, 07/24/2023-09/13/2025	10,794,193	0.3
2,757,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,850,555	0.1
1,370,000	(1)(4)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	1,370,000	0.0
3,150,000	(1)	Credit Agricole SA/London, 2.375%, 07/01/2021	3,154,824	0.1
6,736,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	7,430,650	0.2
3,250,000	(1)(4)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,278,173	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,339,226	0.1
5,295,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	5,303,597	0.2
3,076,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	3,087,291	0.1
5,199,000		Goldman Sachs Group, Inc., 4.250%-6.750%, 10/21/2025-05/22/2045	5,769,023	0.1
723,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	737,445	0.0
7,114,000	(2)(4)	HSBC Holdings PLC, 3.950%-4.300%, 05/18/2024-05/22/2030	7,492,787	0.2
28,731,000	(2)(4)	JPMorgan Chase & Co., 2.550%-4.032%, 10/29/2020-07/24/2048	29,711,300	0.8
1,610,000	(1)	KKR Group Finance Co. VI LLC, 3.750%, 07/01/2029	1,653,466	0.0
2,082,000	(1)	Liberty Mutual Group, Inc., 4.500%, 06/15/2049	2,193,027	0.1
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	6,060,452	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
4,560,000	(1)(2)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	$4,574,650	0.1
13,145,000		Morgan Stanley, 2.750%-5.500%, 07/28/2021-04/23/2027	13,720,685	0.4
2,555,000	(1)	New York Life Global Funding, 2.875%, 04/10/2024	2,613,268	0.1
2,661,000	(1)(2)(4)	Nordea Bank ABP, 6.125%, 12/31/2199	2,731,078	0.1
2,690,000		Royal Bank of Canada, 3.258%, (US0003M + 0.660%), 10/05/2023	2,686,845	0.1
1,150,000	(1)	Suncorp-Metway Ltd., 3.300%, 04/15/2024	1,176,908	0.0
2,007,000	(4)	Toronto-Dominion Bank, 3.625%, 09/15/2031	2,045,577	0.1
8,650,000	(2)	Toronto-Dominion Bank/The, 2.650%-3.500%, 07/19/2023-06/12/2024	8,968,971	0.2
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	4,654,950	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,624,792	0.1
7,600,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	7,814,784	0.2
9,944,000	(2)	Wells Fargo & Co., 3.750%-4.750%, 08/15/2023-12/07/2046	10,661,378	0.3
82,781,000	(3)	Other Securities	86,383,962	2.4
			291,580,955	8.1
		Industrial: 1.6%
2,570,000	(1)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,569,223	0.1
1,330,000	(1)	SMBC Aviation Capital Finance DAC, 3.550%, 04/15/2024	1,368,959	0.0
2,885,000	(1)	TTX Co., 3.600%, 01/15/2025	3,033,229	0.1
1,155,000	(1)	Vinci SA, 3.750%, 04/10/2029	1,241,508	0.0
47,746,000	(3)	Other Securities	49,277,468	1.4
			57,490,387	1.6

See Accompanying Notes to Financial Statements
67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 1.6%
10,430,000	(2)	Apple, Inc., 2.400%-3.850%, 01/13/2023-09/12/2047	$10,796,068	0.3
5,155,000	(1)(2)	Dell International LLC/EMC Corp., 5.450%, 06/15/2023	5,559,605	0.2
3,620,000	(1)	Dell International LLC/EMC Corp., 6.020%, 06/15/2026	3,995,193	0.1
3,030,000		IBM Credit LLC, 3.000%, 02/06/2023	3,100,948	0.1
8,117,000	(2)	International Business Machines Corp., 2.875%-3.300%, 11/09/2022-05/15/2026	8,372,511	0.2
10,876,000		Microsoft Corp., 3.700%-4.450%, 11/03/2045-08/08/2046	12,248,875	0.3
14,300,000	(3)	Other Securities	14,830,101	0.4
			58,903,301	1.6
		Utilities: 2.9%
3,120,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,625,153	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,431,594	0.1
3,765,000	(1)(2)	DPL, Inc., 4.350%, 04/15/2029	3,817,704	0.1
1,286,000		Entergy Corp., 2.950%, 09/01/2026	1,286,910	0.0
3,125,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	3,171,075	0.1
3,470,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	3,692,758	0.1
1,269,000		Entergy Texas, Inc., 4.000%, 03/30/2029	1,368,985	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	3,010,094	0.1
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	430,680	0.0
76,019,000	(3)	Other Securities	79,408,399	2.2
			103,243,352	2.9
		Total Corporate Bonds/Notes (Cost $945,083,529)	981,739,830	27.4

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.7%
5,158,082		Alternative Loan Trust 2005-10CB 1A1, 2.904%, (US0001M + 0.500%), 05/25/2035	$4,456,602	0.1
4,221,637		Alternative Loan Trust 2005-51 3A2A, 3.794%, (12MTA + 1.290%), 11/20/2035	4,100,333	0.1
1,887,542		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,774,793	0.1
2,357,667		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	2,334,086	0.1
525,194	(5)	Alternative Loan Trust 2005-J3 2A2, 2.596%, (-1.000*US0001M + 5.000%), 05/25/2035	49,721	0.0
1,572,505		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	1,202,900	0.0
3,465,491		Alternative Loan Trust 2006-HY11 A1, 2.524%, (US0001M + 0.120%), 06/25/2036	3,295,323	0.1
2,262,373		Alternative Loan Trust 2007-23CB A3, 2.904%, (US0001M + 0.500%), 09/25/2037	1,385,151	0.0
195,772		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	185,185	0.0
974,898	(4)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.331%, 01/25/2036	977,987	0.0
470,399	(4)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.625%, 05/25/2035	478,486	0.0
1,429,669	(4)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.110%, 11/25/2036	1,330,120	0.1
1,251,692	(4)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.987%, 11/25/2036	1,050,634	0.0
10,687	(4)	Bear Stearns ARM Trust 2005-12 13A1, 4.706%, 02/25/2036	10,281	0.0

See Accompanying Notes to Financial Statements
68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,847,330		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.594%, (US0001M + 0.190%), 01/25/2037	$3,778,168	0.1
165,719	(4)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.284%, 01/26/2036	146,417	0.0
88,438	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.704%, (US0001M + 4.300%), 07/25/2025	88,617	0.0
1,218,022	(1)(4)	Chase Home Lending Mortgage Trust 2019-ATR1 A3, 4.000%, 04/25/2049	1,250,357	0.0
22,660		CHL Mortgage Pass-Through Trust 2005-2 2A3, 3.084%, (US0001M + 0.680%), 03/25/2035	21,420	0.0
167,487		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	175,476	0.0
1,036,781		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	1,030,712	0.0
112,806		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 4.970%, (H15T1Y + 2.400%), 10/25/2035	115,796	0.0
1,647,435	(4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.291%, 09/25/2037	1,606,535	0.1
1,258,435	(1)(4)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,351,165	0.0
74,506	(4)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 4.552%, 08/25/2035	75,785	0.0
2,633,555		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	2,729,802	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
357,679		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	$356,246	0.0
1,055,403		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.904%, (US0001M + 0.500%), 11/25/2035	682,642	0.0
5,684,160		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.124%, (US0001M + 0.720%), 11/25/2035	5,703,768	0.2
749,380		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.670%, (US0001M + 0.280%), 08/19/2045	662,106	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,135,065	0.0
11,822,446		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	13,499,911	0.4
2,416,691		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,462,120	0.1
30,607,124	(5)	Fannie Mae 2016-82 SD, 3.646%, (-1.000*US0001M + 6.050%), 11/25/2046	5,673,006	0.2
6,909,575		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	7,180,314	0.2
8,000,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.654%, (US0001M + 4.250%), 04/25/2029	8,607,800	0.2
3,844,062		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 5.404%, (US0001M + 3.000%), 07/25/2024	4,033,942	0.1
4,009,353		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.404%, (US0001M + 4.000%), 05/25/2025	4,275,675	0.1

See Accompanying Notes to Financial Statements
69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
273,691	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 6.404%, (US0001M + 4.000%), 05/25/2025	$284,976	0.0
7,325,253	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.954%, (US0001M + 5.550%), 04/25/2028	7,959,885	0.2
7,100,000	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.654%, (US0001M + 4.250%), 01/25/2029	7,631,046	0.2
298,264	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.854%, (US0001M + 4.450%), 01/25/2029	317,933	0.0
3,400,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.954%, (US0001M + 3.550%), 07/25/2029	3,602,164	0.1
4,900,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.054%, (US0001M + 3.650%), 09/25/2029	5,218,908	0.1
1,500,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.404%, (US0001M + 3.000%), 10/25/2029	1,567,147	0.0
5,889,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.254%, (US0001M + 2.850%), 11/25/2029	6,074,486	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,050,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.604%, (US0001M + 2.200%), 01/25/2030	$9,144,285	0.3
900,000	Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 5.054%, (US0001M + 2.650%), 02/25/2030	925,908	0.0
8,050,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.804%, (US0001M + 2.400%), 05/25/2030	8,190,359	0.2
8,700,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.904%, (US0001M + 2.500%), 05/25/2030	8,857,634	0.3
4,800,000	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.204%, (US0001M + 2.800%), 02/25/2030	4,946,697	0.1
7,100,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.604%, (US0001M + 2.200%), 08/25/2030	7,136,397	0.2
1,700,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.554%, (US0001M + 2.150%), 10/25/2030	1,713,262	0.1
500,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.954%, (US0001M + 2.550%), 12/25/2030	508,385	0.0

See Accompanying Notes to Financial Statements
70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.654%, (US0001M + 2.250%), 07/25/2030	$14,164,392	0.4
2,561,767		Fannie Mae Connecticut Avenue Securities, 8.104%, (US0001M + 5.700%), 04/25/2028	2,848,277	0.1
582,315	(5)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	108,984	0.0
469,190	(5)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	74,521	0.0
11,168		Fannie Mae REMIC Trust 1994-77 FB, 3.904%, (US0001M + 1.500%), 04/25/2024	11,401	0.0
402,435		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	440,944	0.0
318,181		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	349,886	0.0
33,428		Fannie Mae REMIC Trust 2002-21 FC, 3.304%, (US0001M + 0.900%), 04/25/2032	33,968	0.0
962,251	(5)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	221,619	0.0
85,321		Fannie Mae REMIC Trust 2004-11 A, 2.524%, (US0001M + 0.120%), 03/25/2034	84,994	0.0
527,114		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	578,736	0.0
12,079		Fannie Mae REMIC Trust 2005-57 CD, 16.109%, (-3.750*US0001M + 25.125%), 01/25/2035	12,288	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 14.383%, (-4.000*US0001M + 24.000%), 07/25/2035	320,057	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,662,339	(5)	Fannie Mae REMIC Trust 2005-92 SC, 4.276%, (-1.000*US0001M + 6.680%), 10/25/2035	$1,046,598	0.0
376,238		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	416,595	0.0
1,059,647		Fannie Mae REMIC Trust 2006-104 ES, 21.428%, (-5.000*US0001M + 33.450%), 11/25/2036	1,870,886	0.1
6,620,406	(5)	Fannie Mae REMIC Trust 2006-12 SD, 4.346%, (-1.000*US0001M + 6.750%), 10/25/2035	1,098,527	0.0
3,001,674	(5)	Fannie Mae REMIC Trust 2006-123 UI, 4.336%, (-1.000*US0001M + 6.740%), 01/25/2037	645,436	0.0
758,668	(5)	Fannie Mae REMIC Trust 2006-72 HS, 4.296%, (-1.000*US0001M + 6.700%), 08/25/2026	95,078	0.0
258,146		Fannie Mae REMIC Trust 2007-73 A1, 2.757%, (US0001M + 0.060%), 07/25/2037	253,864	0.0
578,217		Fannie Mae REMIC Trust 2008-20 SP, 9.489%, (-2.500*US0001M + 15.500%), 03/25/2038	751,542	0.0
2,513,603		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,709,817	0.1
8,911,527	(5)	Fannie Mae REMIC Trust 2010-102 SB, 4.196%, (-1.000*US0001M + 6.600%), 09/25/2040	1,831,544	0.1
2,981,541	(5)	Fannie Mae REMIC Trust 2010-116 SE, 4.196%, (-1.000*US0001M + 6.600%), 10/25/2040	559,285	0.0

See Accompanying Notes to Financial Statements
71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,874,769	(5)	Fannie Mae REMIC Trust 2010-123 SL, 3.666%, (-1.000*US0001M + 6.070%), 11/25/2040	$1,329,723	0.0
5,050,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	5,288,149	0.2
4,532,832	(5)	Fannie Mae REMIC Trust 2010-55 AS, 4.016%, (-1.000*US0001M + 6.420%), 06/25/2040	845,624	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,332,435	0.3
1,454,173		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,581,166	0.0
9,056,196	(5)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	722,995	0.0
2,143,753	(5)	Fannie Mae REMIC Trust 2012-10 US, 4.046%, (-1.000*US0001M + 6.450%), 02/25/2042	290,886	0.0
1,595,075		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,663,692	0.0
12,141,347	(5)	Fannie Mae REMIC Trust 2012-113 SG, 3.696%, (-1.000*US0001M + 6.100%), 10/25/2042	2,201,656	0.1
8,930,036	(5)	Fannie Mae REMIC Trust 2012-122 SB, 3.746%, (-1.000*US0001M + 6.150%), 11/25/2042	1,684,023	0.1
3,811,797	(5)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	344,780	0.0
3,922,600		Fannie Mae REMIC Trust 2012-131 BS, 2.472%, (-1.200*US0001M + 5.400%), 12/25/2042	3,652,157	0.1
14,154,276	(5)	Fannie Mae REMIC Trust 2012-137 SN, 3.696%, (-1.000*US0001M + 6.100%), 12/25/2042	2,465,180	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,686,977	(5)	Fannie Mae REMIC Trust 2012-15 SP, 4.216%, (-1.000*US0001M + 6.620%), 06/25/2040	$575,125	0.0
3,600,690	(5)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	597,419	0.0
685,349		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	731,202	0.0
11,190,666	(5)	Fannie Mae REMIC Trust 2013-60 DS, 3.796%, (-1.000*US0001M + 6.200%), 06/25/2033	1,911,472	0.1
8,924,159	(5)	Fannie Mae REMIC Trust 2013-9 DS, 3.746%, (-1.000*US0001M + 6.150%), 02/25/2043	1,964,364	0.1
298,950	(5)	Fannie Mae REMIC Trust 2013-9 SA, 3.746%, (-1.000*US0001M + 6.150%), 03/25/2042	45,724	0.0
3,628,789	(5)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	271,934	0.0
26,096,010	(5)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	5,695,010	0.2
4,153,524	(5)	Fannie Mae REMICS 2005-66 SY, 4.296%, (-1.000*US0001M + 6.700%), 07/25/2035	805,452	0.0
7,602,206	(5)	Fannie Mae REMICS 2006-120 QD, 2.296%, (-1.000*US0001M + 4.700%), 10/25/2036	776,993	0.0
3,422,550	(5)	Fannie Mae REMICS 2006-59 XS, 4.796%, (-1.000*US0001M + 7.200%), 07/25/2036	638,444	0.0
3,754,412	(5)	Fannie Mae REMICS 2007-53 SX, 3.696%, (-1.000*US0001M + 6.100%), 06/25/2037	689,024	0.0
1,508,115		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,670,499	0.1

See Accompanying Notes to Financial Statements
72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
103,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	$108,330	0.0
5,680,660	(5)	Fannie Mae REMICS 2011-149 ES, 3.596%, (-1.000*US0001M + 6.000%), 07/25/2041	637,094	0.0
1,180,640		Fannie Mae REMICS 2012-150 CS, 2.393%, (-1.500*US0001M + 6.000%), 01/25/2043	1,069,728	0.0
10,280,969	(5)	Fannie Mae REMICS 2016-93 SL, 4.246%, (-1.000*US0001M + 6.650%), 12/25/2046	1,846,270	0.1
2,165,367		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	2,191,396	0.1
478,311		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	485,257	0.0
2,662,263		Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	2,699,625	0.1
15,126,389	(5)	Fannie Mae REMICS 2019-18 SA, 3.646%, (-1.000*US0001M + 6.050%), 05/25/2049	2,506,606	0.1
11,497,514	(5)	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 2.296%, (-1.000*US0001M + 4.700%), 01/25/2036	1,642,797	0.1
1,457,534	(1)(4)	Flagstar Mortgage Trust 2018-1 B1, 4.051%, 03/25/2048	1,542,238	0.0
1,554,703	(1)(4)	Flagstar Mortgage Trust 2018-1 B2, 4.051%, 03/25/2048	1,618,386	0.0
2,040,548	(1)(4)	Flagstar Mortgage Trust 2018-1 B3, 4.051%, 03/25/2048	2,081,545	0.1
1,758,795	(1)(4)	Flagstar Mortgage Trust 2018-2 B2, 4.066%, 04/25/2048	1,836,548	0.1
2,680,783	(1)(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,760,633	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,854,368	(5)	Freddie Mac 2815 GS, 3.606%, (-1.000*US0001M + 6.000%), 03/15/2034	$971,509	0.0
18,596,293		Freddie Mac 326 350, 3.500%, 03/15/2044	19,608,809	0.6
6,285		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	6,557	0.0
258,989		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	286,533	0.0
263,102		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	287,701	0.0
11,996		Freddie Mac REMIC Trust 2411 FJ, 2.744%, (US0001M + 0.350%), 12/15/2029	12,013	0.0
167,655		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	185,167	0.0
400,908		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	447,238	0.0
379,241		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	390,938	0.0
336,511		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	375,755	0.0
57		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	57	0.0
292,399		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	327,646	0.0
414,555	(5)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	94,228	0.0
499,653		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	568,288	0.0
1,097,510		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,232,480	0.0
931,182		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	1,009,581	0.0
1,092,431		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,178,359	0.0

See Accompanying Notes to Financial Statements
73

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,432,119	(5)	Freddie Mac REMIC Trust 3045 DI, 4.336%, (-1.000*US0001M + 6.730%), 10/15/2035	$1,185,722	0.0
16,574		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	16,579	0.0
3,033,552	(5)	Freddie Mac REMIC Trust 3064 SP, 4.206%, (-1.000*US0001M + 6.600%), 03/15/2035	229,767	0.0
427,952		Freddie Mac REMIC Trust 3065 DC, 12.677%, (-3.000*US0001M + 19.860%), 03/15/2035	589,964	0.0
967,103	(5)	Freddie Mac REMIC Trust 3102 IS, 15.788%, (-3.667*US0001M + 24.567%), 01/15/2036	486,986	0.0
3,447,691		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	3,777,275	0.1
1,943,824	(5)	Freddie Mac REMIC Trust 3170 SA, 4.206%, (-1.000*US0001M + 6.600%), 09/15/2033	356,140	0.0
1,273,835	(5)	Freddie Mac REMIC Trust 3171 PS, 4.091%, (-1.000*US0001M + 6.485%), 06/15/2036	197,972	0.0
1,698,551		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,910,672	0.1
418,608	(4)(5)	Freddie Mac REMIC Trust 3524 LA, 5.336%, 03/15/2033	463,276	0.0
121,814		Freddie Mac REMIC Trust 3556 NT, 5.494%, (US0001M + 3.100%), 03/15/2038	124,799	0.0
7,385,458	(5)	Freddie Mac REMIC Trust 3589 SB, 3.806%, (-1.000*US0001M + 6.200%), 10/15/2039	1,298,663	0.0
1,320,433	(5)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	186,136	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,746,832		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	$8,688,134	0.2
2,743,143		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	3,077,430	0.1
663,415	(5)	Freddie Mac REMIC Trust 3710 SL, 3.606%, (-1.000*US0001M + 6.000%), 05/15/2036	15,267	0.0
1,439,446		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,624,693	0.1
1,424,211	(5)	Freddie Mac REMIC Trust 3752 WS, 4.206%, (-1.000*US0001M + 6.600%), 12/15/2039	66,684	0.0
1,190,805		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	1,300,600	0.0
5,000,000	(5)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	374,699	0.0
2,021,808		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,182,403	0.1
6,570,397	(5)	Freddie Mac REMIC Trust 3856 KS, 4.156%, (-1.000*US0001M + 6.550%), 05/15/2041	1,117,387	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,715,314	0.1
2,558,019	(5)	Freddie Mac REMIC Trust 3925 SD, 3.656%, (-1.000*US0001M + 6.050%), 07/15/2040	277,358	0.0
12,313,986	(5)	Freddie Mac REMIC Trust 3925 SL, 3.656%, (-1.000*US0001M + 6.050%), 01/15/2041	1,401,881	0.0
3,568,351	(5)	Freddie Mac REMIC Trust 3936 GS, 4.306%, (-1.000*US0001M + 6.700%), 11/15/2025	169,519	0.0
15,114,851	(5)	Freddie Mac REMIC Trust 3951 SN, 4.156%, (-1.000*US0001M + 6.550%), 11/15/2041	3,104,376	0.1

See Accompanying Notes to Financial Statements
74

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,754,017	(5)	Freddie Mac REMIC Trust 3984 NS, 4.206%, (-1.000*US0001M + 6.600%), 01/15/2040	$413,249	0.0
1,188,690		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,292,008	0.0
2,340,552		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	2,773,646	0.1
2,213,994	(5)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	201,472	0.0
5,125,259	(5)	Freddie Mac REMIC Trust 4094 YS, 4.306%, (-1.000*US0001M + 6.700%), 04/15/2040	511,366	0.0
11,552,431	(5)	Freddie Mac REMIC Trust 4102 MS, 4.206%, (-1.000*US0001M + 6.600%), 09/15/2042	2,274,157	0.1
1,020,587	(5)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	154,568	0.0
5,271,274		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,424,413	0.2
26,465,923		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	30,315,630	0.9
10,522,481	(5)	Freddie Mac REMIC Trust 4313 SD, 3.756%, (-1.000*US0001M + 6.150%), 03/15/2044	1,751,243	0.1
16,139,929	(5)	Freddie Mac REMIC Trust 4313 SE, 3.756%, (-1.000*US0001M + 6.150%), 03/15/2044	2,751,341	0.1
3,217,255	(5)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	344,372	0.0
1,739,983	(5)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	316,385	0.0
7,157,546		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,100,507	0.2
6,643,045	(5)	Freddie Mac REMIC Trust 4346 ST, 3.806%, (-1.000*US0001M + 6.200%), 07/15/2039	815,212	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,059,854		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	$12,522,092	0.4
6,110,684	(5)	Freddie Mac REMIC Trust 4386 LS, 3.706%, (-1.000*US0001M + 6.100%), 09/15/2044	1,079,120	0.0
10,261,254	(5)	Freddie Mac REMICS 3284 CI, 3.726%, (-1.000*US0001M + 6.120%), 03/15/2037	1,840,600	0.1
16,632,637	(5)	Freddie Mac REMICS 4675 KS, 3.606%, (-1.000*US0001M + 6.000%), 04/15/2047	3,235,379	0.1
619,050		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	638,565	0.0
8,159,592		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,058,547	0.3
11,956,517	(5)	Freddie Mac Strips Series 311 S1, 3.556%, (-1.000*US0001M + 5.950%), 08/15/2043	2,218,289	0.1
1,012,951		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 6.404%, (US0001M + 4.000%), 08/25/2024	1,081,697	0.0
3,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.104%, (US0001M + 4.700%), 04/25/2028	3,449,590	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.254%, (US0001M + 3.850%), 03/25/2029	535,245	0.0
9,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.904%, (US0001M + 2.500%), 03/25/2030	10,133,743	0.3

See Accompanying Notes to Financial Statements
75

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.054%, (US0001M + 2.650%), 12/25/2029	$6,353,899	0.2
7,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.754%, (US0001M + 2.350%), 04/25/2030	7,117,097	0.2
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.204%, (US0001M + 1.800%), 07/25/2030	5,975,539	0.2
1,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.704%, (US0001M + 2.300%), 09/25/2030	1,306,447	0.0
315,301		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	374,486	0.0
484,500		Freddie Mac Structured Pass Through Certificates T-62 1A1, 3.704%, (12MTA + 1.200%), 10/25/2044	489,537	0.0
58,866		Freddie Mac-Ginnie Mae Series 27 FC, 4.125%, (PRIME + (1.375)%), 03/25/2024	59,728	0.0
13,162,302	(5)	Ginnie Mae 2007-35 KY, 4.056%, (-1.000*US0001M + 6.450%), 06/16/2037	2,441,393	0.1
1,046,344		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	1,014,196	0.0
1,109,934		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	1,096,919	0.0
447,031		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	419,254	0.0
473,332		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	465,755	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
72,992		Ginnie Mae Series 2002-21 FV, 2.794%, (US0001M + 0.400%), 03/16/2032	$72,999	0.0
1,012,617	(5)	Ginnie Mae Series 2005-7 AH, 4.376%, (-1.000*US0001M + 6.770%), 02/16/2035	170,446	0.0
103,259		Ginnie Mae Series 2007-37 S, 16.521%, (-3.667*US0001M + 25.300%), 04/16/2037	113,246	0.0
463,273		Ginnie Mae Series 2007-8 SP, 14.322%, (-3.242*US0001M + 22.049%), 03/20/2037	691,470	0.0
2,821,628	(5)	Ginnie Mae Series 2008-35 SN, 4.017%, (-1.000*US0001M + 6.400%), 04/20/2038	406,840	0.0
1,507,750	(5)	Ginnie Mae Series 2008-40 PS, 4.106%, (-1.000*US0001M + 6.500%), 05/16/2038	268,076	0.0
11,316,809	(5)	Ginnie Mae Series 2009-106 SU, 3.817%, (-1.000*US0001M + 6.200%), 05/20/2037	2,045,624	0.1
3,702,480	(5)	Ginnie Mae Series 2009-25 KS, 3.817%, (-1.000*US0001M + 6.200%), 04/20/2039	642,252	0.0
1,891,256		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	2,074,099	0.1
2,441,632		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,699,234	0.1
1,097,539	(5)	Ginnie Mae Series 2009-33 SN, 3.917%, (-1.000*US0001M + 6.300%), 05/20/2039	45,908	0.0
11,552,753		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,294,919	0.4
950,462	(5)	Ginnie Mae Series 2009-43 HS, 3.817%, (-1.000*US0001M + 6.200%), 06/20/2038	35,572	0.0
2,856,295	(5)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	362,367	0.0

See Accompanying Notes to Financial Statements
76

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,485,810	(5)	Ginnie Mae Series 2010-116 NS, 4.256%, (-1.000*US0001M + 6.650%), 09/16/2040	$417,286	0.0
6,855,476	(5)	Ginnie Mae Series 2010-116 SK, 4.237%, (-1.000*US0001M + 6.620%), 08/20/2040	1,288,419	0.0
11,408,325	(5)	Ginnie Mae Series 2010-149 HS, 3.706%, (-1.000*US0001M + 6.100%), 05/16/2040	1,211,892	0.0
4,064,393	(5)	Ginnie Mae Series 2010-4 SP, 4.106%, (-1.000*US0001M + 6.500%), 01/16/2039	466,646	0.0
4,450,476		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	4,838,328	0.1
2,543,164	(5)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	279,800	0.0
2,861,478	(5)	Ginnie Mae Series 2010-68 MS, 3.467%, (-1.000*US0001M + 5.850%), 06/20/2040	477,006	0.0
5,434,834	(5)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,255,091	0.0
3,878,827	(5)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	318,878	0.0
1,127,959	(5)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	113,624	0.0
73,113		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	80,826	0.0
5,653,986	(5)	Ginnie Mae Series 2011-80 KS, 4.287%, (-1.000*US0001M + 6.670%), 06/20/2041	1,208,013	0.0
1,194,684	(5)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	97,072	0.0
140,821		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	143,227	0.0
14,928,422	(5)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	2,953,336	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,729,150	(5)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	$2,584,596	0.1
12,858,272		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	12,975,393	0.4
10,363,708	(5)	Ginnie Mae Series 2014-3 SU, 3.667%, (-1.000*US0001M + 6.050%), 07/20/2039	1,782,545	0.1
1,331,751		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,524,381	0.0
12,724,401	(5)	Ginnie Mae Series 2014-55 MS, 3.806%, (-1.000*US0001M + 6.200%), 04/16/2044	2,317,257	0.1
14,932,076	(5)	Ginnie Mae Series 2014-56 SP, 3.806%, (-1.000*US0001M + 6.200%), 12/16/2039	2,241,606	0.1
11,403,200	(5)	Ginnie Mae Series 2014-58 CS, 3.206%, (-1.000*US0001M + 5.600%), 04/16/2044	1,799,192	0.1
14,396,797	(5)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	3,505,522	0.1
5,646,892	(5)	Ginnie Mae Series 2014-99 S, 3.217%, (-1.000*US0001M + 5.600%), 06/20/2044	1,020,733	0.0
4,102,380		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	4,200,538	0.1
5,030,611		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	5,185,680	0.2
73,883		HarborView Mortgage Loan Trust 2005-2 2A1A, 2.830%, (US0001M + 0.440%), 05/19/2035	71,830	0.0
304,311		HomeBanc Mortgage Trust 2004-1 2A, 3.264%, (US0001M + 0.860%), 08/25/2029	294,642	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.874%, (US0001M + 0.470%), 10/25/2035	3,005,674	0.1

See Accompanying Notes to Financial Statements
77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,428,658		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.614%, (US0001M + 0.210%), 04/25/2046	$3,234,659	0.1
2,832,427		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.614%, (US0001M + 0.210%), 02/25/2046	2,426,578	0.1
15,542	(4)	JP Morgan Mortgage Trust 2005-A1 6T1, 4.724%, 02/25/2035	15,746	0.0
132,360	(4)	JP Morgan Mortgage Trust 2007-A1 5A5, 4.697%, 07/25/2035	138,829	0.0
4,483,459	(1)(4)	JP Morgan Mortgage Trust 2017-4 B1, 3.963%, 11/25/2048	4,664,906	0.1
1,645,306	(1)(4)	JP Morgan Mortgage Trust 2017-4 B2, 3.963%, 11/25/2048	1,688,371	0.1
1,067,504	(1)(4)	JP Morgan Mortgage Trust 2017-6 B3, 3.840%, 12/25/2048	1,059,290	0.0
1,650,388	(1)(4)	JP Morgan Mortgage Trust 2018-1 B1, 3.765%, 06/25/2048	1,723,488	0.1
1,650,388	(1)(4)	JP Morgan Mortgage Trust 2018-1 B2, 3.765%, 06/25/2048	1,694,203	0.1
2,038,714	(1)(4)	JP Morgan Mortgage Trust 2018-1 B3, 3.765%, 06/25/2048	2,040,247	0.1
1,461,818	(1)(4)	JP Morgan Mortgage Trust 2018-3 B1, 3.778%, 09/25/2048	1,504,254	0.0
1,315,689	(1)(4)	JP Morgan Mortgage Trust 2018-4 B1, 3.791%, 10/25/2048	1,355,587	0.0
932,082	(1)(4)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	953,553	0.0
5,198,589,974	(1)(5)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	7,409,031	0.2
9,281,550	(5)	Lehman Mortgage Trust 2006-9 2A5, 4.216%, (-1.000*US0001M + 6.620%), 01/25/2037	2,377,293	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 2.764%, (US0001M + 0.360%), 11/25/2035	$2,581,277	0.1
653,613		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.784%, (US0001M + 0.380%), 08/25/2035	656,970	0.0
17,415		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 2.654%, (US0001M + 0.250%), 11/25/2035	17,258	0.0
31,074		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.654%, (US0001M + 0.250%), 11/25/2035	29,693	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 4.204%, (US0001M + 1.800%), 09/25/2035	1,972,376	0.1
1,623,043		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,334,363	0.0
1,682,673	(1)(4)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,805,368	0.1
21,009	(1)(4)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	21,578	0.0
1,451,176	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 2.680%, (US0001M + 0.250%), 02/26/2037	1,445,132	0.0
62,448		Sequoia Mortgage Trust 2003-4 2A1, 2.733%, (US0001M + 0.350%), 07/20/2033	61,417	0.0
40,246	(4)	Sequoia Mortgage Trust 2005-4 2A1, 4.807%, 04/20/2035	42,554	0.0
1,362,440	(1)(4)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	1,419,953	0.0

See Accompanying Notes to Financial Statements
78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,339,835	(1)(4)	Sequoia Mortgage Trust 2014-4 B3, 3.859%, 11/25/2044	$1,388,891	0.0
1,164,988	(1)(4)	Sequoia Mortgage Trust 2015-2 B3, 3.741%, 05/25/2045	1,147,479	0.0
1,277,351	(1)(4)	Sequoia Mortgage Trust 2015-3 B3, 3.712%, 07/25/2045	1,245,733	0.0
2,900,000	(1)(4)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	3,017,449	0.1
1,493,192	(1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,535,717	0.1
4,873,897	(1)(4)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.499%, 02/25/2048	5,203,279	0.2
280,683		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.640%, (US0001M + 0.250%), 07/19/2035	277,356	0.0
125,714		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.640%, (US0001M + 0.250%), 07/19/2035	124,755	0.0
1,200,000	(1)(4)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,204,887	0.0
1,300,000	(1)(4)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,316,187	0.1
9,203		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.345%, (COF 11 + 1.250%), 02/27/2034	9,190	0.0
31,849		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 3.904%, (12MTA + 1.400%), 08/25/2042	31,210	0.0
42,819		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 3.044%, (US0001M + 0.640%), 01/25/2045	43,019	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
997,136	(4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.334%, 10/25/2036	$933,421	0.0
353,106		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.595%, (COF 11 + 1.500%), 07/25/2046	339,666	0.0
68,065,433	(4)(5)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.565%, 08/25/2045	2,452,990	0.1
2,264,912		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.894%, (US0001M + 0.490%), 10/25/2045	2,289,676	0.1
841,839	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.915%, 10/25/2036	826,464	0.0
1,534,592	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.834%, 12/25/2036	1,449,786	0.0
2,863,770	(4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.910%, 08/25/2046	2,770,188	0.1
3,637,076	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.566%, 04/25/2037	3,345,471	0.1
2,294,167	(4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.597%, 07/25/2037	2,095,113	0.1
3,307,499		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	3,092,642	0.1

See Accompanying Notes to Financial Statements
79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
291,029		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	$285,778	0.0
1,998,393		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 2.504%, (US0001M + 0.100%), 12/25/2036	1,414,375	0.0
4,724,694		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.464%, (12MTA + 0.960%), 08/25/2046	3,546,350	0.1
2,099,476		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.834%, (US0001M + 0.430%), 06/25/2037	1,730,265	0.1
39,420	(4)	Wells Fargo Mortgage Backed Securities 2004-CC A1, 4.986%, 01/25/2035	40,852	0.0
68,301	(4)	Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 4.959%, 12/25/2034	71,011	0.0
203,114	(4)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 5.095%, 05/25/2035	211,475	0.0
72,527	(4)	Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 4.703%, 10/25/2033	74,563	0.0
1,013,675	(4)	Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 4.991%, 03/25/2036	1,016,194	0.0
577,025	(4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.222%, 04/25/2036	573,872	0.0
1,071,073	(1)(4)	WinWater Mortgage Loan Trust 2015-5 B4, 3.788%, 08/20/2045	1,085,059	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,831,766		Other Securities	$7,689,264	0.2
		Total Collateralized Mortgage Obligations (Cost $611,652,996)	636,089,666	17.7
MUNICIPAL BONDS: 0.1%
		California: 0.1%
1,600,000		Other Securities	2,191,117	0.1
		Total Municipal Bonds (Cost $1,603,006)	2,191,117	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.4%
		Federal Home Loan Mortgage Corporation: 5.6%(6)
13,688,240		3.000%, 10/01/2046	13,896,809	0.4
10,432,063		3.000%, 10/01/2046	10,642,613	0.3
11,622,252		3.000%, 03/01/2048	11,799,008	0.3
18,977,605		3.000%, 08/01/2048	19,266,271	0.5
13,061,541		3.500%, 01/01/2045	13,479,401	0.4
9,218,963		3.500%, 12/01/2046	9,533,828	0.3
23,496,878		3.500%, 03/01/2048	24,391,710	0.7
83,792		4.101%, 09/01/2035	86,673	0.0
683,851		4.579%, 06/01/2035	719,216	0.0
27,334		4.680%, 11/01/2035	28,850	0.0
3,819		4.691%, 06/01/2024	3,997	0.0
13,935		4.722%, 11/01/2031	14,681	0.0
205,423		4.759%, 01/01/2029	212,570	0.0
5,188		4.763%, 04/01/2032	5,468	0.0
3,342		4.889%, 03/01/2036	3,535	0.0
93,342,088		2.500%-6.500%, 09/01/2019-06/01/2048	97,382,892	2.7
			201,467,522	5.6
		Federal National Mortgage Association: 0.1%(6)
2,251,741		3.449%-4.835%, 09/01/2031-10/01/2044	2,338,980	0.1
		Government National Mortgage Association: 2.2%
9,261,307		3.000%, 01/20/2048	9,473,840	0.3
10,339,267		3.500%, 11/20/2046	10,694,367	0.3
25,341,478		3.500%, 02/20/2048	26,062,743	0.7
29,598,150	(4)	3.500%-5.500%, 11/15/2035-10/20/2060	31,025,405	0.9
			77,256,355	2.2
		Uniform Mortgage-Backed Security: 14.5%
14,786,020		3.000%, 07/01/2043	15,038,675	0.4
11,089,829		3.000%, 04/01/2045	11,306,560	0.3
12,498,866		3.000%, 01/01/2047	12,648,121	0.4
100,504,000	(7)	3.000%, 08/01/2048	101,244,804	2.8

See Accompanying Notes to Financial Statements
80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security (continued)
31,322,449		3.500%, 08/01/2046	$32,592,257	0.9
9,487,254		3.500%, 09/01/2047	9,767,006	0.3
14,572,034		3.500%, 07/01/2048	15,117,627	0.4
18,191,000	(7)	3.500%, 07/25/2049	18,593,192	0.5
10,559,600		4.000%, 12/01/2039	11,134,663	0.3
9,077,839		4.000%, 02/01/2046	9,564,025	0.3
13,897,073		4.000%, 09/01/2048	14,499,567	0.4
62,315,000	(7)	4.000%, 07/25/2049	64,395,006	1.8
194,447,772	(7)	2.500%-7.500%, 08/01/2019-07/25/2049	205,818,626	5.7
			521,720,129	14.5
		Total U.S. Government Agency Obligations (Cost $789,575,316)	802,782,986	22.4
SOVEREIGN BONDS: 0.1%
5,365,000		Other Securities	5,387,832	0.1
		Total Sovereign Bonds (Cost $5,365,000)	5,387,832	0.1
CONVERTIBLE BONDS/NOTES: 0.1%
		Financial: 0.1%
2,440,000		Other Securities	2,481,342	0.1
		Total Convertible Bonds/Notes (Cost $2,425,507)	2,481,342	0.1
U.S. TREASURY OBLIGATIONS: 5.2%
		U.S. Treasury Bonds: 1.7%
27,708,000	(2)	2.375%, 05/15/2029	28,620,957	0.8
31,977,300	(2)	3.000%, 02/15/2049	35,076,350	0.9
			63,697,307	1.7
		U.S. Treasury Notes: 3.5%
32,816,000		1.750%, 06/15/2022	32,853,815	0.9
35,664,000		2.125%, 05/31/2021	35,900,135	1.0
40,458,000		2.125%, 05/31/2026	41,112,282	1.2
14,808,000	(2)	1.625%-2.375%, 04/30/2021-04/30/2026	14,880,072	0.4
			124,746,304	3.5
		Total U.S. Treasury Obligations (Cost $186,237,893)	188,443,611	5.2
ASSET-BACKED SECURITIES: 8.2%
		Automobile Asset-Backed Securities: 0.2%
1,750,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,768,661	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
889,220	(1)	OSCAR US Funding Trust VIII LLC 2018-1A A2A, 2.910%, 04/12/2021	$890,325	0.0
1,850,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,849,424	0.0
1,250,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,282,190	0.0
1,800,000		Other Securities	1,850,219	0.1
			7,640,819	0.2
		Home Equity Asset-Backed Securities: 0.3%
1,299,710		Home Equity Asset Trust 2005-2 M5, 3.499%, (US0001M + 1.095%), 07/25/2035	1,314,804	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 3.319%, (US0001M + 0.915%), 03/25/2035	2,417,869	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 3.139%, (US0001M + 0.735%), 06/25/2035	533,943	0.0
61,477		Renaissance Home Equity Loan Trust 2003-2 A, 3.284%, (US0001M + 0.880%), 08/25/2033	61,747	0.0
59,595		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 2.484%, (US0001M + 0.080%), 11/25/2036	23,176	0.0
3,384,030		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.574%, (US0001M + 0.170%), 07/25/2047	2,373,170	0.1
2,480,636		Other Securities	2,624,332	0.1
			9,349,041	0.3

See Accompanying Notes to Financial Statements
81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 7.0%
1,386,459	(1)(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 0), 04/25/2057	$1,391,903	0.0
1,585,748	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,615,427	0.0
1,874,003	(1)(4)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,914,357	0.1
4,090,000	(1)	ALM VIII Ltd. 2013-8A A1R, 4.087%, (US0003M + 1.490%), 10/15/2028	4,092,879	0.1
2,497,699	(1)(4)(5)(9)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.827%, (US0003M + 1.230%), 01/15/2030	7,803,512	0.2
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.951%, (US0003M + 1.350%), 07/18/2029	3,418,474	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 3.892%, (US0003M + 1.300%), 07/20/2029	4,339,853	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.942%, (US0003M + 1.350%), 07/20/2030	1,599,968	0.0
1,221,553	(4)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.862%, 10/25/2036	1,246,893	0.0
9,020,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.847%, (US0003M + 1.250%), 07/15/2029	9,020,081	0.3
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 5.097%, (US0003M + 2.500%), 04/13/2027	5,071,998	0.1
4,570,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 4.022%, (US0003M + 1.430%), 10/20/2029	4,584,958	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
4,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.732%, (US0003M + 1.140%), 01/20/2031	$3,980,088	0.1
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.718%, (US0003M + 1.130%), 04/17/2031	2,323,781	0.1
60,857		Chase Funding Trust Series 2002-4 2A1, 3.144%, (US0001M + 0.740%), 10/25/2032	61,225	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 3.004%, (US0001M + 0.600%), 07/25/2033	105,024	0.0
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 3.811%, (US0003M + 1.210%), 10/18/2030	3,741,443	0.1
2,766,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 4.592%, (US0003M + 2.000%), 10/20/2028	2,765,925	0.1
257,564		Countrywide Asset-Backed Certificates 2006-26 2A3, 2.574%, (US0001M + 0.170%), 06/25/2037	257,718	0.0
6,887,699		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.554%, (US0001M + 0.150%), 10/25/2036	5,918,268	0.2
950,000	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	984,114	0.0
500,000	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	515,831	0.0
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.807%, (US0003M + 1.210%), 10/15/2030	12,159,818	0.3
1,396,500	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,457,820	0.0

See Accompanying Notes to Financial Statements
82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.617%, (US0003M + 1.020%), 04/15/2031	$1,193,448	0.0
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.947%, (US0003M + 1.350%), 04/15/2028	8,564,169	0.3
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.718%, (US0003M + 1.200%), 08/15/2030	7,461,313	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,807,361	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.801%, (US0003M + 1.220%), 07/24/2030	4,249,210	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.787%, (US0003M + 1.190%), 10/15/2030	2,096,690	0.1
128,745		GSAMP Trust 2007-FM1 A2A, 2.474%, (US0001M + 0.070%), 12/25/2036	75,783	0.0
2,845,719	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	3,004,306	0.1
4,300,000	(1)(7)	KKR CLO 21 A Ltd., 3.597%, (US0003M + 1.000%), 04/15/2031	4,259,997	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 3.842%, (US0003M + 1.250%), 01/20/2031	9,882,670	0.3
1,308,000	(1)	LCM XIV L.P. 14A AR, 3.621%, (US0003M + 1.040%), 07/20/2031	1,292,293	0.0
6,690,000	(1)	LCM XXIII Ltd. 23A A1, 3.992%, (US0003M + 1.400%), 10/20/2029	6,713,897	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 2.964%, (US0001M + 0.560%), 10/25/2034	57,785	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.782%, (US0003M + 2.200%), 01/27/2026	$2,119,985	0.1
1,500,000	(1)	Marlette Funding Trust 2018-1A C, 3.690%, 03/15/2028	1,508,760	0.0
1,750,000	(1)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,778,671	0.1
2,885,439	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,980,417	0.1
1,500,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,519,177	0.0
3,399,658	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	3,459,440	0.1
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.912%, (US0003M + 1.320%), 03/17/2030	4,521,685	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.947%, (US0003M + 1.350%), 07/15/2029	2,983,182	0.1
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.972%, (US0003M + 1.375%), 07/15/2029	2,208,877	0.1
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.942%, (US0003M + 1.350%), 07/19/2030	3,921,428	0.1
7,070,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.928%, (US0003M + 1.410%), 08/15/2029	7,090,326	0.2
1,375,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.862%, (US0003M + 1.270%), 07/20/2030	1,374,993	0.0

See Accompanying Notes to Financial Statements
83

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
4,070,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.942%, (US0003M + 1.350%), 07/20/2030	$4,047,493	0.1
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.631%, (US0003M + 1.030%), 04/18/2031	2,970,117	0.1
5,700,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.397%, (US0003M + 2.800%), 10/15/2025	5,666,273	0.2
2,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.447%, (US0003M + 1.850%), 04/15/2026	1,919,496	0.1
900,000	(1)(7)	Palmer Square Loan Funding 2018-2A C Ltd., 4.547%, (US0003M + 1.950%), 07/15/2026	872,346	0.0
2,044,878		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 3.484%, (US0001M + 1.080%), 03/25/2035	2,052,537	0.1
8,200,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	8,203,524	0.2
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,457,467	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,544,951	0.1
3,200,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,333,416	0.1
1,000,000	(1)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	1,019,309	0.0
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,954,698	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	$2,105,842	0.1
10,200,000	(1)	Symphony CLO Ltd. 2012-9A AR, 4.051%, (US0003M + 1.450%), 10/16/2028	10,214,678	0.3
3,930,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 5.097%, (US0003M + 2.500%), 07/14/2026	3,930,122	0.1
1,791,000	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,893,594	0.1
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,803,229	0.2
2,400,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.831%, (US0003M + 1.230%), 10/18/2030	2,388,038	0.1
9,500,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.769%, (US0003M + 1.190%), 11/01/2031	9,502,328	0.2
1,500,000	(1)(4)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,525,484	0.0
6,300,000	(1)(4)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	6,081,783	0.2
1,674,500	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,686,205	0.1
1,479,292		Other Securities	1,502,550	0.0
			251,218,003	7.0
		Student Loan Asset-Backed Securities: 0.7%
1,250,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,258,986	0.0
1,800,000	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	1,872,460	0.1
1,333,791	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,351,796	0.0

See Accompanying Notes to Financial Statements
84

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities (continued)
1,899,257	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	$1,926,645	0.1
489,128	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	496,028	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 3.994%, (US0001M + 1.600%), 10/15/2031	766,105	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,062,538	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,506,983	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,511,444	0.1
184,624	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	185,149	0.0
2,500,000	(1)(4)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,539,539	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,151,572	0.0
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,268,869	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	5,205,622	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,045,607	0.0
			26,149,343	0.7
		Total Asset-Backed Securities (Cost $291,697,305)	294,357,206	8.2

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.0%
4,000,000	(1)(4)	BAMLL Commercial Mortgage Securities Trust 2016-ISQ C, 3.727%, 08/14/2034	$4,119,830	0.1
12,780,821	(4)(5)	BANK 2019-BNK16 XA, 1.130%, 02/15/2052	941,199	0.0
1,920,000	(1)	BANK 2019-BNK18 D, 3.000%, 05/15/2062	1,727,167	0.1
41,328,560	(4)(5)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.674%, 02/15/2050	3,653,259	0.1
22,800,000	(1)(4)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	821,272	0.0
19,717,678	(4)(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.215%, 03/15/2052	1,640,341	0.1
1,870,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE D, 4.144%, (US0001M + 1.750%), 12/15/2037	1,885,305	0.0
3,070,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.944%, (US0001M + 2.550%), 12/15/2037	3,107,577	0.1
20,212,616	(4)(5)	CD 2016-CD1 Mortgage Trust XA, 1.552%, 08/10/2049	1,539,231	0.0
3,951,241	(1)(4)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.272%, 04/15/2044	3,587,720	0.1
4,120,000	(1)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	3,566,843	0.1
3,570,000	(4)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.412%, 09/15/2050	3,683,899	0.1
35,702,889	(4)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.065%, 09/15/2050	2,200,730	0.0

See Accompanying Notes to Financial Statements
85

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
58,871,469	(4)(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.759%, 06/10/2051	$2,975,617	0.1
2,101,000	(1)(4)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	2,240,632	0.1
17,293,907	(4)(5)	COMM 2012-CR1 XA, 2.039%, 05/15/2045	748,932	0.0
14,375,091	(4)(5)	COMM 2012-CR2 XA, 1.806%, 08/15/2045	585,855	0.0
25,415,862	(4)(5)	COMM 2012-CR3 XA, 2.024%, 10/15/2045	1,238,647	0.0
65,166,000	(1)(4)(5)	COMM 2012-CR4 XB, 0.741%, 10/15/2045	1,249,988	0.1
20,877,629	(4)(5)	COMM 2012-CR5 XA, 1.686%, 12/10/2045	911,290	0.0
28,360,971	(1)(4)(5)	COMM 2012-LC4 XA, 2.290%, 12/10/2044	1,232,256	0.0
76,061,559	(4)(5)	COMM 2014-UBS2 XA, 1.367%, 03/10/2047	3,311,827	0.1
214,711,000	(1)(4)(5)	COMM 2014-UBS2 XB, 0.203%, 03/10/2047	1,432,251	0.1
1,640,000	(4)	COMM 2015-CCRE26 D Mortgage Trust, 3.632%, 10/10/2048	1,527,620	0.1
910,000	(4)	COMM 2016-COR1 C, 4.531%, 10/10/2049	947,919	0.0
82,102,520	(4)(5)	COMM 2016-CR28 XA, 0.742%, 02/10/2049	2,797,684	0.1
4,620,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 E, 4.544%, (US0001M + 2.150%), 05/15/2036	4,642,751	0.1
7,580,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 5.044%, (US0001M + 2.650%), 05/15/2036	7,624,824	0.2
10,080,000	(4)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	11,030,737	0.3
3,943,000		CSAIL 2019-C15 A4 Commercial Mortgage Trust, 4.053%, 03/15/2052	4,340,965	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,247,076	(1)(4)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	$3,294,994	0.1
25,240,886	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.553%, 02/25/2020	750,298	0.0
20,760,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.445%, 08/25/2020	1,026,977	0.0
36,470,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.938%, 05/25/2040	1,838,165	0.1
44,906,765	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.376%, 08/25/2022	1,503,663	0.1
22,000,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.719%, 06/25/2041	1,264,091	0.0
27,650,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.649%, 05/25/2041	1,513,788	0.1
10,700,000	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	750,208	0.0
44,678,501	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K055 X1, 1.499%, 03/25/2026	3,442,599	0.1
4,425,044	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.686%, 07/25/2019	929	0.0

See Accompanying Notes to Financial Statements
86

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
32,831,356	(4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.425%, 11/25/2019	$107,194	0.0
565,431,437	(1)(5)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,067,930	0.0
2,920,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 3.944%, (US0001M + 1.550%), 07/15/2035	2,910,230	0.1
7,600,000	(1)(4)	GS Mortgage Securities Trust 2010-C2 D, 5.353%, 12/10/2043	7,839,230	0.2
4,400,000	(1)(4)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	4,306,171	0.1
28,442,385	(4)(5)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.360%, 05/10/2045	1,096,221	0.0
3,070,000	(1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	2,550,940	0.1
30,902,156	(4)(5)	GS Mortgage Securities Trust 2013-GC16 XA, 1.217%, 11/10/2046	1,194,526	0.0
46,946,655	(4)(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.144%, 06/10/2047	1,593,947	0.1
6,930,000	(1)(4)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	6,950,430	0.2
5,310,000	(1)(4)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	5,197,518	0.1
3,000,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU D, 4.394%, (US0001M + 2.000%), 11/15/2032	2,998,414	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU E, 4.944%, (US0001M + 2.550%), 11/15/2032	$3,014,810	0.1
6,570,000	(1)(9)	Hudson Yards 2019-30HY A Mortgage Trust, 3.228%, 06/10/2037	6,766,584	0.2
23,450,000	(1)(4)(5)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.420%, 12/15/2047	260,733	0.0
489,756	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.536%, 06/12/2041	493,236	0.0
30,522,404	(4)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.659%, 06/15/2045	890,598	0.0
46,335,180	(4)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.881%, 12/15/2049	1,652,391	0.1
2,600,000	(1)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	2,728,730	0.1
1,560,000	(1)(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 D, 4.051%, 01/15/2048	1,502,856	0.0
2,584,669	(4)(5)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.254%, 10/15/2048	100,137	0.0
6,560,000		JPMCC Commercial Mortgage Securities Trust 2019-COR4 A5, 4.029%, 03/10/2052	7,230,873	0.2
1,000,000	(1)	KNDL 2019-KNSQ F Mortgage Trust, 4.394%, (US0001M + 2.000%), 05/15/2036	999,984	0.0

See Accompanying Notes to Financial Statements
87

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,533,879	(1)(4)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.973%, 02/15/2040	$1,540,328	0.1
1,907,348	(1)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.900%, 11/15/2038	9,639	0.0
9,965,070	(1)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.900%, 11/15/2038	50,358	0.0
1,000,000	(1)(4)	Morgan Stanley Capital I Trust 2005-T19 G, 5.894%, 06/12/2047	1,013,304	0.0
2,375,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	2,471,854	0.1
3,890,000	(1)(4)	Morgan Stanley Capital I Trust 2016-BNK2 E, 4.037%, 11/15/2049	3,193,776	0.1
3,943,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	4,140,945	0.1
79,143,833	(4)(5)	UBS Commercial Mortgage Trust 2017-C5, 1.165%, 11/15/2050	4,809,594	0.2
24,110,498	(1)(4)(5)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.996%, 08/10/2049	1,196,158	0.0
30,995,864	(4)(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.234%, 12/15/2047	1,333,544	0.0
4,580,000		Wells Fargo Commercial Mortgage Trust 2018-C44 A5, 4.212%, 05/15/2051	5,103,795	0.1
1,630,000	(1)(4)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.858%, 11/15/2044	1,673,037	0.1
20,380,040	(1)(4)(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.988%, 08/15/2045	904,615	0.0
9,020,000	(1)(4)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.407%, 03/15/2045	7,743,636	0.2
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
53,388,860	(1)(4)(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.408%, 03/15/2048	$1,933,718	0.1
17,548,082		Other Securities	18,956,833	0.5
		Total Commercial Mortgage-Backed Securities (Cost $214,735,507)	216,228,697	6.0

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 17.6%
	Affiliated Investment Companies: 17.6%
8,728,220	Voya Emerging Markets Corporate Debt Fund - Class P	87,282,202	2.4
13,192,259	Voya Emerging Markets Hard Currency Debt Fund - Class P	129,020,296	3.6
7,823,305	Voya Emerging Markets Local Currency Debt Fund - Class P	57,031,897	1.6
2,633,805	Voya Floating Rate Fund - Class P	25,179,179	0.7
8,197,086	Voya High Yield Bond Fund - Class P	65,330,775	1.8
13,719,725	Voya Investment Grade Credit Fund - Class P	151,877,356	4.3
11,119,408	Voya Securitized Credit Fund - Class P	115,308,265	3.2
	Total Mutual Funds (Cost $633,419,501)	631,029,970	17.6

	Value	Percentage of Net Assets
PURCHASED OPTIONS(10): 0.0%
Total Purchased Options (Cost $524,401)	204,782	0.0
Total Long-Term Investments (Cost $3,682,319,961)	3,760,937,039	104.8

See Accompanying Notes to Financial Statements
88

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Commercial Paper: 0.3%
3,000,000		Autozone Inc, 2.500%, 07/02/2019	$2,999,165	0.1
4,500,000		Duke Energy, 2.500%, 07/03/2019	4,498,433	0.1
3,000,000		PPG Industries, Inc, 2.600%, 07/15/2019	2,996,426	0.1
			10,494,024	0.3
		Floating Rate Notes: 0.6%
900,000	(11)	Bank Of America Corp., 2.500%, 11/12/2019	899,910	0.1
300,000	(11)	Bank Of America Corp., 2.520%, 11/07/2019	300,042	0.0
781,000	(11)	Bedford Row Funding, 2.500%, 11/25/2019	781,110	0.0
300,000	(11)	BNP Paribas, 2.510%, 11/14/2019	300,052	0.0
600,000	(11)	Crédit Agricole Group, 2.550%, 11/07/2019	600,147	0.0
300,000	(11)	DNB ASA, 2.530%, 11/04/2019	300,040	0.0
1,000,000	(11)	HSBC Holdings PLC, 2.540%, 11/08/2019	1,000,245	0.0
800,000	(11)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	800,108	0.0
800,000	(11)	Lloyds Bank PLC, 2.530%, 11/08/2019	800,167	0.0
1,100,000	(11)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,100,235	0.1
900,000	(11)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	900,094	0.1
400,000	(11)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	400,057	0.0
1,000,000	(11)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	1,000,124	0.0
1,000,000	(11)	Mizuho Financial Group Inc., 2.520%, 11/27/2019	1,000,143	0.1
900,000	(11)	National Australia Bank Ltd., 2.470%, 11/15/2019	900,050	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
700,000	(11)	National Bank Of Canada, 2.520%, 11/06/2019	$700,104	0.0
800,000	(11)	Natixis S.A., 2.510%, 11/08/2019	800,108	0.0
500,000	(11)	Oversea-Chinese Banking Corp., Ltd., 2.530%, 10/07/2019	500,039	0.0
800,000	(11)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	800,167	0.1
700,000	(11)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	700,150	0.0
950,000	(11)	Societe Generale, 2.560%, 12/02/2019	950,238	0.0
1,000,000	(11)	State Street Bank & Trust Co., 2.480%, 11/15/2019	1,000,078	0.0
600,000	(11)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	600,105	0.0
1,000,000	(11)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	999,887	0.1
800,000	(11)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	799,932	0.0
300,000	(11)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	299,976	0.0
700,000	(11)	Toronto-Dominion Bank, 2.480%, 11/18/2019	700,064	0.0
900,000	(11)	U.S. Bancorp, 2.480%, 11/25/2019	900,127	0.0
916,000	(11)	Wells Fargo & Co., 2.530%, 11/04/2019	916,223	0.0
			21,749,722	0.6

See Accompanying Notes to Financial Statements
89

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: 2.6%
27,116,012	(11)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $27,121,584, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $27,658,332, due 06/01/46-07/01/49)	$27,116,012	0.8
27,116,012	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $27,121,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $27,658,332, due 06/30/19-05/20/69)	27,116,012	0.8
27,116,012	(11)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $27,121,584, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $27,658,333, due 07/02/19-01/20/63)	27,116,012	0.7
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
7,158,980	(11)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $7,160,469, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $7,302,160, due 07/31/19-06/30/22)	$7,158,980	0.2
5,079,646	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $5,080,773, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,181,920, due 07/01/19-09/09/49)	5,079,646	0.1
			93,586,662	2.6
		Certificates of Deposit: 0.0%
1,100,000	(11)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019 (Cost $1,100,223)	1,100,223	0.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
5,502,000	(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $5,502,000)	5,502,000	0.2

See Accompanying Notes to Financial Statements
90

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $132,434,736)	$132,432,631	3.7
Total Investments in Securities (Cost $3,814,754,697)	$3,893,369,670	108.5
Liabilities in Excess of Other Assets	(306,412,620)	(8.5)
Net Assets	$3,586,957,050	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)
Settlement is on a when-issued or delayed-delivery basis.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(10)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(11)
Represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Mutual Funds	$631,029,970	$—	$—	$631,029,970
Purchased Options	—	204,782	—	204,782
Corporate Bonds/Notes	—	981,739,830	—	981,739,830
Collateralized Mortgage Obligations	—	636,089,666	—	636,089,666
Municipal Bonds	—	2,191,117	—	2,191,117
U.S. Treasury Obligations	—	188,443,611	—	188,443,611
Asset-Backed Securities	—	294,357,206	—	294,357,206
Commercial Mortgage-Backed Securities	—	209,462,113	6,766,584	216,228,697
U.S. Government Agency Obligations	—	802,782,986	—	802,782,986
Convertible Bonds/Notes	—	2,481,342	—	2,481,342
Sovereign Bonds	—	5,387,832	—	5,387,832
Short-Term Investments	5,502,000	126,930,631	—	132,432,631
Total Investments, at fair value	$636,531,970	$3,250,071,116	$6,766,584	$3,893,369,670
See Accompanying Notes to Financial Statements
91

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Other Financial Instruments+
Centrally Cleared Swaps	—	7,152,494	—	7,152,494
Forward Foreign Currency Contracts	—	10,196	—	10,196
Forward Premium Swaptions	—	866,107	—	866,107
Futures	8,765,978	—	—	8,765,978
Total Assets	$645,297,948	$3,258,099,913	$6,766,584	$3,910,164,445
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(5,080,695)	$—	$(5,080,695)
Forward Foreign Currency Contracts	—	(749,739)	—	(749,739)
Forward Premium Swaptions	—	(23,207)	—	(23,207)
Futures	(1,478,280)	—	—	(1,478,280)
Total Liabilities	$(1,478,280)	$(5,853,641)	$—	$(7,331,921)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$87,796,139	$2,189,711	$(8,255,933)	$5,552,285	$87,282,202	$2,189,712	$(255,934)	$(3)
Voya Emerging Markets Hard Currency Debt Fund - Class P	130,530,387	3,233,759	(16,464,667)	11,720,817	129,020,296	3,233,759	(962,870)	(2)
Voya Emerging Markets Local Currency Debt Fund - Class P	52,688,549	560,694	(93,620)	3,876,274	57,031,897	560,699	(93,620)	—
Voya Floating Rate Fund - Class P	23,997,829	776,814	(1)	404,537	25,179,179	776,813	—	—
Voya High Yield Bond Fund - Class P	108,637,692	2,850,114	(56,486,893)	10,329,862	65,330,775	2,850,034	(2,486,897)	1
Voya Investment Grade Credit Fund - Class P	137,303,735	2,905,765	1	11,667,855	151,877,356	2,905,656	—	—
Voya Securitized Credit Fund - Class P	109,252,491	3,020,453	1	3,035,320	115,308,265	3,020,425	—	—
	$650,206,822	$15,537,310	$(81,301,112)	$46,586,950	$631,029,970	$15,537,098	$(3,799,321)	$(4)
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,538,129	BRL 21,565,420	Barclays Bank PLC	08/23/19	$(50,007)
USD 307,921	ILS 1,104,142	Barclays Bank PLC	08/23/19	(2,492)
USD 4,558,173	THB 142,126,563	Barclays Bank PLC	08/23/19	(82,294)
SGD 1,301,140	USD 952,318	Barclays Bank PLC	08/23/19	10,196
See Accompanying Notes to Financial Statements
92

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,466,579	MXN 67,219,123	Barclays Bank PLC	08/23/19	(4,290)
USD 3,145,733	MYR 13,034,344	Barclays Bank PLC	08/23/19	(7,941)
USD 3,787,494	RUB 244,595,577	Barclays Bank PLC	08/23/19	(51,900)
USD 2,796,269	HUF 804,803,708	Barclays Bank PLC	08/23/19	(46,072)
USD 1,558,536	RON 6,576,921	BNP Paribas	08/23/19	(23,078)
USD 4,906,278	PLN 18,634,699	BNP Paribas	08/23/19	(91,330)
USD 4,833,459	COP 15,767,917,442	BNP Paribas	08/23/19	(56,488)
USD 1,557,552	PEN 5,208,960	Goldman Sachs International	08/23/19	(20,827)
USD 1,799,676	CLP 1,250,398,629	HSBC Bank USA N.A.	08/23/19	(46,416)
USD 5,274,209	IDR 75,642,712,125	HSBC Bank USA N.A.	08/23/19	(45,213)
USD 4,957,372	ZAR 72,595,993	JPMorgan Chase Bank N.A.	08/23/19	(162,147)
USD 537,146	PHP 27,883,773	JPMorgan Chase Bank N.A.	08/23/19	(5,691)
USD 2,009,328	CZK 45,894,440	JPMorgan Chase Bank N.A.	08/23/19	(44,978)
USD 492,877	TRY 2,990,773	Morgan Stanley	08/23/19	(8,575)
				$(739,543)

At June 30, 2019, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	796	09/19/19	$101,863,125	$2,156,870
U.S. Treasury Long Bond	568	09/19/19	88,377,250	2,455,858
U.S. Treasury Ultra 10-Year Note	6	09/19/19	828,750	457
U.S. Treasury Ultra Long Bond	643	09/19/19	114,172,687	4,152,793
			$305,241,812	$8,765,978
Short Contracts:
U.S. Treasury 2-Year Note	(387)	09/30/19	(83,274,539)	(541,722)
U.S. Treasury 5-Year Note	(913)	09/30/19	(107,876,656)	(936,558)
			$(191,151,195)	$(1,478,280)
At June 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 1	Buy	(5.000)	06/20/24	USD 105,000,000	$(7,972,650)	$(659,353)
					$(7,972,650)	$(659,353)
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(5)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 06/30/19 (%) (7)	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	06/20/24	0.577	USD 6,920,000	$188,653	$47,091
						$188,653	$47,091

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

See Accompanying Notes to Financial Statements
93

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(5)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(6)
Payments received quarterly.

(7)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.460%	Semi-Annual	10/13/20	USD225,664,000	$(1,354,574)	$(1,354,574)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD50,908,000	1,832,870	1,832,870
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD29,003,000	1,490,577	1,490,577
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD40,443,000	2,776,742	2,776,742
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD444,148,000	1,005,214	1,005,214
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD112,415,000	(153,070)	(153,070)
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD35,916,000	(2,913,698)	(2,913,698)
							$2,684,061	$2,684,061
At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 117,820,000	$21,679	$8,912
Put on 1-Year Interest Rate Swap(1)	Societe Generale	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 89,543,000	15,222	6,773
Put on 1-Year Interest Rate Swap(1)	UBS AG	Pay	2.200%	3-month USD-LIBOR	08/07/19	USD 2,500,000,000	487,500	189,097
							$524,401	$204,782
At June 30, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD 29,313,000	$(15,389,325)	$6,314
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD 51,105,000	(2,621,687)	70,362
See Accompanying Notes to Financial Statements
94

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(3)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	4.960%	Receive	3-month USD-LIBOR	04/29/20	USD 110,322,000	(5,466,455)	349,228
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.250%	Receive	3-month USD-LIBOR	05/15/20	USD 161,812,000	—	440,203
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD 24,622,000	(1,299,426)	(1,123)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD 93,680,000	(4,960,356)	(22,084)
							$(29,737,249)	$842,900

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(3)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
BRL –  Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$204,782
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,196
Interest rate contracts	Net Assets — Unrealized appreciation**	8,765,978
Credit contracts	Net Assets — Unrealized appreciation***	47,091
Interest rate contracts	Net Assets — Unrealized appreciation***	7,105,403
Interest rate contracts	Net Assets — Unrealized appreciation****	866,107
Total Asset Derivatives		$16,999,557

See Accompanying Notes to Financial Statements
95

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$749,739
Interest rate contracts	Net Assets — Unrealized depreciation**	1,478,280
Credit contracts	Net Assets — Unrealized depreciation***	659,353
Interest rate contracts	Net Assets — Unrealized depreciation***	4,421,342
Interest rate contracts	Net Assets- Unrealized depreciation****	23,207
Total Liability Derivatives		$7,331,921

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

****
Includes cumulative appreciation/depreciation of forward premium swaptions as reported in the within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(4,886,195)	$—	$(4,886,195)
Equity contracts	—	—	(994,235)	—	—	(994,235)
Foreign exchange contracts	—	(1,151,923)	—	—	—	(1,151,923)
Interest rate contracts	(2,917,424)	—	15,899,002	870,574	(6,411,164)	7,440,988
Total	$(2,917,424)	$(1,151,923)	$14,904,767	$(4,015,621)	$(6,411,164)	$408,635
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$967,545	$967,545
Foreign exchange contracts	—	(453,412)	—	—	(453,412)
Interest rate contracts	(2,296,982)	—	1,615,422	3,917,207	3,235,647
Total	$(2,296,982)	$(453,412)	$1,615,422	$4,884,752	$3,749,780

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Societe Generale	UBS AG	Totals
Assets:
Purchased options	$—	$—	$—	$8,912	$—	$—	$—	$6,773	$189,097	$204,782
Forward foreign currency contracts	—	10,196	—	—	—	—	—	—	—	10,196
Forward premium swaptions	6,314	—	—	70,362	—	—	789,431	—	—	866,107
Total Assets	$6,314	$10,196	$—	$79,274	$—	$—	$789,431	$6,773	$189,097	$1,081,085
Liabilities:
Forward foreign currency contracts	$—	$244,996	$170,896	$20,827	$91,629	$212,816	$8,575	$—	$—	$749,739
Forward premium swaptions	—	—	—	—	—	—	23,207	—	—	23,207
Total Liabilities	$—	$244,996	$170,896	$20,827	$91,629	$212,816	$31,782	$—	$—	$772,946

See Accompanying Notes to Financial Statements
96

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley	Societe Generale	UBS AG	Totals
Net OTC derivative instruments by counterparty, at fair value	$6,314	$(234,800)	$(170,896)	$58,447	$(91,629)	$(212,816)	$757,649	$6,773	$189,097	308,139
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$(710,000)	$—	$—	$(710,000)
Net Exposure(1)(2)	$6,314	$(234,800)	$(170,896)	$58,447	$(91,629)	$(212,816)	$47,649	$6,773	$189,097	$(401,861)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2019, the Portfolio had pledged $120,000 in cash collateral to Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $3,809,772,698.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$118,000,633
Gross Unrealized Depreciation	(32,600,921)
Net Unrealized Appreciation	$85,399,712
See Accompanying Notes to Financial Statements
97

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Financials	18.6%
Industrials	16.4%
Information Technology	16.3%
Health Care	13.9%
Consumer Discretionary	9.7%
Real Estate	7.7%
Materials	4.3%
Consumer Staples	3.7%
Utilities	3.1%
Communication Services	2.7%
Energy	1.5%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 2.7%
252,933	(1)	Imax Corp.	$5,109,247	1.0
406,341	(1)	Vonage Holdings Corp.	4,603,843	0.9
273,362	(2)	Other Securities	4,480,403	0.8
			14,193,493	2.7
		Consumer Discretionary: 9.7%
269,385		Callaway Golf Co.	4,622,647	0.9
286,011		Extended Stay America, Inc.	4,830,726	0.9
38,497	(1)	Helen of Troy Ltd.	5,027,323	1.0
61,437		Jack in the Box, Inc.	5,000,357	0.9
830,254	(2)(3)	Other Securities	31,770,823	6.0
			51,251,876	9.7
		Consumer Staples: 3.7%
225,289	(1)	BJ’s Wholesale Club Holdings, Inc.	5,947,630	1.1
364,313	(1)	Hostess Brands, Inc.	5,260,680	1.0
142,049	(1)	Performance Food Group Co.	5,686,221	1.1
65,766		Other Securities	2,541,198	0.5
			19,435,729	3.7
		Energy: 1.5%
665,522	(2)	Other Securities	8,181,532	1.5
		Financials: 18.6%
145,085		Columbia Banking System, Inc.	5,249,175	1.0
121,334		Hancock Whitney Corp.	4,860,640	0.9
44,571		Hanover Insurance Group, Inc.	5,718,459	1.1
205,817		OFG Bancorp	4,892,270	0.9
345,085		Redwood Trust, Inc.	5,704,255	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
74,033		Selective Insurance Group	$5,544,332	1.0
77,448		Wintrust Financial Corp.	5,666,096	1.1
135,831		WSFS Financial Corp.	5,609,820	1.0
2,038,373	(2)	Other Securities	55,467,601	10.5
			98,712,648	18.6
		Health Care: 13.9%
52,868	(1)	Amedisys, Inc.	6,418,704	1.2
84,456		Encompass Health Corp.	5,351,132	1.0
96,073	(1)	Merit Medical Systems, Inc.	5,722,108	1.1
110,308	(1)	Syneos Health, Inc.	5,635,636	1.1
1,512,310	(2),(3)	Other Securities	50,420,141	9.5
			73,547,721	13.9
		Industrials: 16.4%
104,024	(1)	Atlas Air Worldwide Holdings, Inc.	4,643,631	0.9
90,091		Barnes Group, Inc.	5,075,727	1.0
37,079		Curtiss-Wright Corp.	4,713,853	0.9
72,326		EMCOR Group, Inc.	6,371,921	1.2
72,338	(1)	Generac Holdings, Inc.	5,020,981	0.9
104,807		Granite Construction, Inc.	5,049,601	0.9
118,732	(1)	Spirit Airlines, Inc.	5,667,078	1.1
75,433		Tetra Tech, Inc.	5,925,262	1.1
77,152	(1)	Trex Co., Inc.	5,531,798	1.0
135,959		Universal Forest Products, Inc.	5,174,600	1.0
54,954		Watts Water Technologies, Inc.	5,120,614	1.0
601,354	(2)	Other Securities	28,462,563	5.4
			86,757,629	16.4
		Information Technology: 16.3%
189,393	(1)	ACI Worldwide, Inc.	6,503,756	1.2
106,427	(1)	Cornerstone OnDemand, Inc.	6,165,316	1.2
79,405	(1)	Envestnet, Inc.	5,428,920	1.0
80,933	(1)	ExlService Holdings, Inc.	5,352,099	1.0
81,869		j2 Global, Inc.	7,277,335	1.4
80,726		Mantech International Corp.	5,315,807	1.0
113,309	(1)	Plexus Corp.	6,613,846	1.3
178,858	(1)	Rudolph Technologies, Inc.	4,941,847	0.9
101,973	(1)	Semtech Corp.	4,899,803	0.9
50,332		SYNNEX Corp.	4,952,669	0.9
103,957	(1)	Virtusa Corp.	4,618,809	0.9
660,157	(2)	Other Securities	24,199,601	4.6
			86,269,808	16.3
		Materials: 4.3%
152,054		PolyOne Corp.	4,772,975	0.9
64,821	(4)	Sensient Technologies Corp.	4,763,047	0.9
422,404		Other Securities	13,231,725	2.5
			22,767,747	4.3
		Real Estate: 7.7%
133,833		Cousins Properties, Inc.	4,840,739	0.9

See Accompanying Notes to Financial Statements
98

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
264,553	Easterly Government Properties, Inc.	$4,791,055	0.9
42,662	EastGroup Properties, Inc.	4,947,939	0.9
180,649	First Industrial Realty Trust, Inc.	6,637,044	1.3
707,448	Other Securities	19,612,707	3.7
		40,829,484	7.7
	Utilities: 3.1%
59,032	Black Hills Corp.	4,614,531	0.8
173,097	Other Securities	12,060,194	2.3
		16,674,725	3.1
	Total Common Stock (Cost $497,961,282)	518,622,392	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
		Repurchase Agreements: 1.7%
2,167,852	(5)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,168,297, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,211,209, due 06/01/46-07/01/49)	2,167,852	0.4
2,167,852	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $2,168,303, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,211,209, due 06/30/19-05/20/69)	2,167,852	0.4
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
2,167,852	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,168,297, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,211,209, due 07/02/19-01/20/63)	$2,167,852	0.4
2,167,852	(5)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,168,301, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,211,219, due 07/05/19-08/16/23)	2,167,852	0.4
641,959	(5)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $642,092, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $654,798, due 07/31/19-06/30/22)	641,959	0.1
			9,313,367	1.7
Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.0%
20,983,000	(6)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $20,983,000)	20,983,000	4.0

See Accompanying Notes to Financial Statements
99

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
Total Short-Term Investments (Cost $30,296,367)	$30,296,367	5.7
Total Investments in Securities (Cost $528,257,649)	$548,918,759	103.6
Liabilities in Excess of Other Assets	(19,247,527)	(3.6)
Net Assets	$529,671,232	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains securities on loan.

(4)
Security, or a portion of the security, is on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$518,622,392	$—	$—	$518,622,392
Short-Term Investments	20,983,000	9,313,367	—	30,296,367
Total Investments, at fair value	$539,605,392	$9,313,367	$—	$548,918,759

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $540,324,629.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$39,497,442
Gross Unrealized Depreciation	(30,903,312)
Net Unrealized Appreciation	$8,594,130
See Accompanying Notes to Financial Statements
100

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Voya Investments, LLC
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Distributor
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Transfer Agent
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301 Bellevue Parkway
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Custodian
The Bank of New York Mellon
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New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

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Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Communication Services: 3.8%
15,408		carsales.com Ltd.	$146,652	0.2
14,796		Chorus Ltd.	56,574	0.1
14,711		Domain Holdings Australia Ltd.	32,889	0.0
4,366	(1)	News Corp.	60,389	0.1
100,954		Nine Entertainment Co. Holdings Ltd.	133,365	0.2
14,918		oOh!media Ltd.	40,913	0.1
3,118		REA Group Ltd.	210,630	0.3
48,212		Southern Cross Media Group Ltd.	42,389	0.1
14,658	(1)	SpeedCast International Ltd.	35,881	0.0
13,699		Spark New Zealand Ltd.	36,705	0.0
760,888		Telstra Corp., Ltd.	2,057,521	2.5
21,822		TPG Telecom Ltd.	98,763	0.1
39,507	(2)	Vocus Communications Ltd.	90,780	0.1
			3,043,451	3.8

		Consumer Discretionary: 5.9%
4,406		ARB Corp. Ltd.	56,420	0.1
26,710		Ardent Leisure Group Ltd.	19,690	0.0
40,761		Aristocrat Leisure Ltd.	881,097	1.1
18,071		Bapcor Ltd.	70,940	0.1
5,805		Breville Group Ltd.	66,760	0.1
5,183		Corporate Travel Management Ltd.	82,027	0.1
22,916		Crown Resorts Ltd.	200,296	0.2
3,987	(1)	Domino's Pizza Enterprises Ltd.	105,368	0.1
3,685		Flight Centre Travel Group Ltd.	107,495	0.1
29,133		G8 Education Ltd.	62,114	0.1
5,454		GUD Holdings Ltd.	38,405	0.0
40,379		Harvey Norman Holdings Ltd.	115,547	0.1
8,006		IDP Education Ltd.	99,549	0.1
7,474		Invocare Ltd.	83,927	0.1
7,161	(1)	JB Hi-Fi Ltd.	130,066	0.2
6,133		Premier Investments Ltd.	65,396	0.1
18,799		SKYCITY Entertainment Group Ltd.	47,380	0.1
52,601		Star Entertainment Grp Ltd.	152,308	0.2
8,799		Super Retail Group Ltd.	50,930	0.1
128,598		Tabcorp Holdings Ltd.	401,793	0.5
8,241		Webjet Ltd.	78,724	0.1
72,539		Wesfarmers Ltd.	1,843,956	2.3
			4,760,188	5.9

		Consumer Staples: 5.3%
46,465	(2)	a2 Milk Co. Ltd.	453,698	0.6
13,615	(1)	Bega Cheese Ltd.	45,721	0.1
5,582	(1),(2)	Bellamy's Australia Ltd.	32,679	0.0
804	(1)	Blackmores Ltd.	50,854	0.1
32,423		Coca-Cola Amatil Ltd.	232,765	0.3
72,539	(2)	Coles Group Ltd.	681,079	0.8
20,401		Costa Group Holdings Ltd.	57,965	0.1
7,166		Elders Ltd	31,321	0.0
14,602		GrainCorp Ltd.	81,858	0.1
19,461	(1)	Inghams Group Ltd.	54,940	0.1
58,171		Metcash Ltd.	105,212	0.1
11,417		Tassal Group Ltd.	39,313	0.0
45,977		Treasury Wine Estates Ltd.	482,873	0.6
84,022		Woolworths Group Ltd	1,962,014	2.4
			4,312,292	5.3

		Energy: 5.2%
111,303		Beach Energy Ltd.	156,537	0.2
16,686		Caltex Australia Ltd.	290,457	0.4
101,136	(2)	Cooper Energy Ltd.	38,466	0.1
20,715		New Hope Corp., Ltd.	39,485	0.1
84,548		Oil Search Ltd.	421,627	0.5
112,456		Origin Energy Ltd.	578,261	0.7
112,709		Santos Ltd.	562,705	0.7
68,422	(3)	Viva Energy Group Ltd.	101,516	0.1
7,481		Washington H Soul Pattinson & Co. Ltd.	115,681	0.1
44,637		Whitehaven Coal Ltd.	115,023	0.1
59,885		Woodside Petroleum Ltd.	1,535,964	1.9
20,495		WorleyParsons Ltd.	213,051	0.3
			4,168,773	5.2

		Financials: 31.4%
187,275		AMP Ltd.	279,355	0.3
12,384		ASX Ltd.	717,492	0.9
185,167		Australia & New Zealand Banking Group Ltd.	3,675,443	4.6
25,419		Bank of Queensland Ltd.	170,211	0.2
30,844		Bendigo and Adelaide Bank Ltd.	251,054	0.3
36,702		Challenger Ltd.	171,312	0.2
112,588		Commonwealth Bank of Australia	6,551,332	8.1
3,383	(1)	Credit Corp. Group Ltd.	63,086	0.1
55,334		CYBG PLC	133,329	0.2
20,082		Eclipx Group Ltd.	18,509	0.0
3,583	(1)	HUB24 Ltd.	29,959	0.0
147,830		Insurance Australia Group Ltd.	858,296	1.1
19,345		IOOF Holdings Ltd.	70,361	0.1
3,681		Janus Henderson Group PLC	78,534	0.1
20,246		Macquarie Group Ltd.	1,785,821	2.2
8,917		Magellan Financial Group Ltd.	320,125	0.4
176,191		Medibank Pvt Ltd.	432,321	0.5
174,603		National Australia Bank Ltd.	3,279,759	4.1
29,100		NIB Holdings Ltd./Australia	156,920	0.2
15,893		Pendal Group Ltd.	79,933	0.1
3,020		Perpetual Ltd.	89,726	0.1
8,213	(1)	Pinnacle Investment Management Group Ltd.	25,313	0.0

See Accompanying Notes to Financial Statements

1

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
18,880		Platinum Asset Management Ltd.	64,416	0.1
87,324		QBE Insurance Group Ltd.	726,463	0.9
49,620		Steadfast Group Ltd.	122,406	0.2
82,914		Suncorp Group Ltd.	785,161	1.0
219,745		Westpac Banking Corp.	4,379,573	5.4
			25,316,210	31.4

		Health Care: 8.4%
8,566		Ansell Ltd.	161,743	0.2
25,295		Australian Pharmaceutical Industries Ltd.	23,494	0.0
2,840		Clinuvel Pharmaceuticals Ltd.	67,434	0.1
3,665		Cochlear Ltd.	533,609	0.7
28,948		CSL Ltd.	4,383,419	5.4
15,172		Estia Health Ltd.	28,158	0.0
9,071		Fisher & Paykel Healthcare Corp. Ltd.	94,570	0.1
31,667		Healius Ltd.	67,188	0.1
92,459	(2)	Mayne Pharma Group Ltd.	33,190	0.1
16,381	(2)	Nanosonics Ltd.	64,850	0.1
8,274		Ramsay Health Care Ltd.	420,059	0.5
25,271		ResMed, Inc.	306,294	0.4
69,218		Sigma Healthcare Ltd.	27,023	0.0
29,132		Sonic Healthcare Ltd.	555,080	0.7
			6,766,111	8.4

		Industrials: 8.1%
31,377		ALS Ltd.	162,095	0.2
42,191		Atlas Arteria Ltd.	232,639	0.3
127,321		Aurizon Holdings Ltd.	483,332	0.6
20,144		Austal Ltd.	48,364	0.1
26,889	(1)	Bingo Industries Ltd	42,735	0.1
101,606		Brambles Ltd.	920,206	1.1
6,253		CIMIC Group Ltd.	196,629	0.2
128,629		Cleanaway Waste Management Ltd.	210,818	0.3
38,938		Downer EDI Ltd.	189,411	0.2
15,660	(2)	Emeco Holdings Ltd.	22,820	0.0
17,350		GWA Group Ltd.	41,682	0.0
12,084		IPH Ltd.	63,393	0.1
4,947		McMillan Shakespeare Ltd.	42,474	0.1
5,800		Monadelphous Group Ltd.	76,602	0.1
24,048		NRW Holdings Ltd.	42,324	0.1
101,028		Qantas Airways Ltd.	383,390	0.5
93,356		Qube Logistics Holdings Ltd.	199,496	0.2
50,551		Reliance Worldwide Corp. Ltd.	125,089	0.2
22,434		Seek Ltd.	333,914	0.4
23,045		Service Stream Ltd.	45,514	0.1
7,382		Seven Group Holdings Ltd.	96,196	0.1
6,155		SmartGroup Corp. Ltd.	36,109	0.0
144,041		Sydney Airport	813,758	1.0
166,845		Transurban Group - Stapled Security	1,727,582	2.1
231,429	(2),(4)	Virgin Australia International Holdings	–	–
			6,536,572	8.1

		Information Technology: 2.3%
11,384	(2)	Afterpay Touch Group Ltd.	201,724	0.2
7,500		Altium Ltd.	181,044	0.2
6,424		Appen Ltd.	126,902	0.2
15,543		Bravura Solutions Ltd.	53,208	0.1
32,156		Computershare Ltd.	366,730	0.5
10,871		IRESS Ltd.	106,500	0.1
33,647		Link Administration Holdings Ltd.	118,391	0.1
24,483	(2)	nearmap Ltd.	65,306	0.1
21,951	(1),(2)	NEXTDC Ltd.	100,200	0.1
15,440		Technology One Ltd.	85,619	0.1
9,338		WiseTech Global Ltd.	182,740	0.2
6,820	(2)	Xero Ltd.	287,918	0.4
			1,876,282	2.3

		Materials: 18.6%
25,793		Adelaide Brighton Ltd.	73,286	0.1
149,080		Alumina Ltd.	244,707	0.3
74,093		Amcor PLC	843,066	1.0
34,075		Ausdrill Ltd.	43,781	0.1
188,304		BHP Group Ltd.	5,473,728	6.8
33,416		BlueScope Steel Ltd.	284,135	0.4
75,000		Boral Ltd.	270,481	0.3
4,898		Brickworks Ltd.	56,070	0.1
33,018		CSR Ltd.	90,825	0.1
24,381		DuluxGroup Ltd.	159,577	0.2
96,717		Evolution Mining Ltd.	296,419	0.4
21,928		Fletcher Building Ltd.	71,748	0.1
109,503		Fortescue Metals Group Ltd.	696,394	0.9
25,803	(1),(2)	Galaxy Resources Ltd.	22,248	0.0
26,773		Iluka Resources Ltd.	203,277	0.2
107,200		Incitec Pivot Ltd.	256,923	0.3
29,577		Independence Group NL	98,411	0.1
28,366		James Hardie Industries SE	373,415	0.5
42,387	(2)	Lynas Corp. Ltd.	76,655	0.1
9,994		Mineral Resources Ltd.	105,535	0.1
48,835		Newcrest Mining Ltd.	1,097,138	1.4
40,910		Northern Star Resources Ltd.	335,619	0.4
19,901		Nufarm Ltd.	57,408	0.1
23,987		Orica Ltd.	341,768	0.4
14,678	(2)	Orocobre Ltd.	29,209	0.0
77,199		Orora Ltd.	175,847	0.2
19,906		OZ Minerals Ltd.	140,906	0.2
14,296		Pact Group Holdings Ltd.	28,027	0.0
100,680	(1),(2)	Pilbara Minerals Ltd.	38,659	0.0
31,481		Regis Resources Ltd.	116,897	0.1
46,847		Resolute Mining Ltd.	44,084	0.1
23,749		Rio Tinto Ltd.	1,739,026	2.2
9,977		Sandfire Resources NL	47,045	0.1
50,623	(2)	Saracen Mineral Holdings Ltd.	131,054	0.2
10,230		Sims Metal Management Ltd.	78,244	0.1
328,749		South32 Ltd. - AUD	736,937	0.9
43,431		St Barbara Ltd.	89,697	0.1

See Accompanying Notes to Financial Statements

2

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
16,799	Western Areas Ltd.	23,255	0.0
		14,991,501	18.6

	Real Estate: 7.2%
20,621	Abacus Property Group	59,448	0.1
26,475	(1) Aveo Group	34,968	0.0
30,087	BWP Trust	77,840	0.1
29,163	Charter Hall Group	222,074	0.3
22,802	Charter Hall Retail REIT	70,028	0.1
17,151	Charter Hall Long Wale REIT	60,325	0.1
105,323	Cromwell Property Group	85,446	0.1
68,147	Dexus	621,683	0.8
102,533	Goodman Group	1,083,751	1.3
123,257	GPT Group	532,575	0.7
16,526	Growthpoint Properties Australia Ltd.	47,826	0.0
37,328	Lend Lease Corp., Ltd.	341,100	0.4
248,256	Mirvac Group	546,495	0.7
41,434	National Storage REIT	50,949	0.1
340,628	Scentre Group	919,280	1.1
56,458	Shopping Centres Australasia Property Group	94,838	0.1
150,791	Stockland	442,126	0.5
20,734	Unibail Group Stapled	149,701	0.2
199,249	Vicinity Centres	343,050	0.4
29,476	Viva Energy REIT	53,861	0.1
		5,837,364	7.2

	Utilities: 1.8%
42,095	AGL Energy Ltd.	592,002	0.7
75,485	APA Group	572,426	0.7
110,648	AusNet Services	145,819	0.2
107,608	Spark Infrastructure Group	183,660	0.2
		1,493,907	1.8

	Total Common Stock (Cost $72,521,788)	79,102,651	98.0

RIGHTS: –%
	Materials: –%
5,434	(2) Syrah Resources Ltd.	–	–

	Total Rights (Cost $–)	–	–

	Total Long-Term Investments (Cost $72,521,788)	79,102,651	98.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements(5): 0.9%
750,318	(5)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $750,471, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $765,324, due 06/30/19-02/15/49)
		(Cost $750,318)	750,318	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
1,117,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $1,117,000)	1,117,000	1.4

	Total Short-Term Investments (Cost $1,867,318)	1,867,318	2.3

	Total Investments in Securities (Cost $74,389,106)	$80,969,969	100.3
	Liabilities in Excess of Other Assets	(265,067)	(0.3)
	Net Assets	$80,704,902	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

3

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.6%
		Argentina: 0.3%
6,378		Banco BBVA Argentina SA ADR	$72,199	0.0
4,678		Banco Macro SA ADR	340,792	0.1
3,484	(1)	Globant SA	352,058	0.1
10,488		Grupo Financiero Galicia SA ADR	372,324	0.1
6,246	(1),(2)	Pampa Energia SA ADR	216,549	0.0
8,326		Telecom Argentina SA ADR	147,120	0.0
7,186		Transportadora de Gas del Sur SA ADR	103,910	0.0
18,023		YPF SA ADR	328,199	0.0
			1,933,151	0.3

		Brazil: 4.7%
473,800		Ambev SA	2,206,160	0.4
38,000		Atacadao Distribuicao Comercio e Industria Ltd.	217,909	0.0
17,800	(1)	B2W Cia Digital	151,905	0.0
205,869		B3 SA - Brasil Bolsa Balcao	2,012,074	0.4
121,544		Banco Bradesco SA	1,064,157	0.2
21,000		Banco BTG Pactual SA	276,230	0.0
86,400		Banco do Brasil S.A.	1,210,066	0.2
41,800		Banco Santander Brasil SA	499,103	0.1
71,700		BB Seguridade Participacoes SA	607,777	0.1
81,633		BR Malls Participacoes SA	305,703	0.1
57,400	(1)	BRF - Brasil Foods SA	438,578	0.1
21,400		Centrais Eletricas Brasileiras SA	196,392	0.0
122,600		CCR SA	437,726	0.1
34,600		Cia de Saneamento Basico do Estado de Sao Paulo	423,855	0.1
62,200		Cia Siderurgica Nacional S.A.	268,889	0.0
122,456		Cielo SA	214,620	0.0
15,600		Cosan SA	188,218	0.0
69,800		Embraer SA	352,276	0.1
12,300		Energisa SA	147,346	0.0
19,850		Engie Brasil Energia SA	225,383	0.0
17,600		Equatorial Energia SA	423,368	0.1
37,300		Hypera S.A.	290,342	0.1
14,000		IRB Brasil Resseguros S/A	362,874	0.1
110,200		JBS SA	604,386	0.1
71,400		Klabin SA	305,127	0.1
150,004		Kroton Educacional SA	428,923	0.1
58,747		Localiza Rent a Car SA	622,512	0.1
80,376		Lojas Renner SA	983,782	0.2
8,400		M Dias Branco SA	85,292	0.0
7,700		Magazine Luiza SA	418,593	0.1
27,500		Multiplan Empreendimentos Imobiliarios SA	198,733	0.0
19,300		Natura Cosmeticos S.A.	284,779	0.0
34,409		Notre Dame Intermedica Participacoes SA	358,521	0.1
34,500		Petrobras Distribuidora SA	224,522	0.0
298,000		Petroleo Brasileiro SA	2,320,395	0.4
8,900		Porto Seguro SA	120,522	0.0
23,500		Raia Drogasil SA	469,333	0.1
111,300	(1)	Rumo SA	602,883	0.1
22,186		Sul America SA	217,010	0.0
55,444		Suzano SA	473,735	0.1
84,800		Tim Participacoes SA	254,624	0.0
73,800		Ultrapar Participacoes SA	388,224	0.1
317,274		Vale SA	4,280,776	0.8
85,954		Weg S.A.	482,826	0.1
			26,646,449	4.7

		Chile: 0.8%
238,346		Aguas Andinas SA	140,695	0.0
2,820,633		Banco de Chile	415,837	0.1
4,920		Banco de Credito e Inversiones SA	339,436	0.1
6,835,565		Banco Santander Chile	509,420	0.1
146,549		Cencosud SA	287,637	0.0
14,870		Cia Cervecerias Unidas SA	209,566	0.0
756,046		Colbun SA	156,202	0.0
14,173		Empresa Nacional de Telecomunicaciones SA	144,322	0.0
118,115		Empresas CMPC SA	324,212	0.1
40,508		Empresas COPEC SA	443,802	0.1
2,978,596		Enel Americas SA	525,323	0.1
2,897,998		Enel Chile SA	275,419	0.0
12,965,877		Itau CorpBanca	108,262	0.0
31,594		Latam Airlines Group SA	297,232	0.1
77,623		SACI Falabella	506,879	0.1
			4,684,244	0.8

		China: 31.2%
13,000		360 Security Technology, Inc. - A Shares	40,575	0.0
128,000	(2),(3)	3SBio, Inc.	219,620	0.1
2,438	(1)	51job, Inc. ADR	184,069	0.0
9,542	(1)	58.com, Inc. ADR	593,226	0.1
74,000		AAC Technologies Holdings, Inc.	418,655	0.1
12,000		AECC Aviation Power Co. Ltd. - A Shares	39,755	0.0
138,000		Agile Group Holdings, Ltd.	184,729	0.0
228,700		Agricultural Bank of China Ltd. - A Shares	119,974	0.0
2,998,000		Agricultural Bank of China Ltd. - H Shares	1,254,745	0.2
10,400		Aier Eye Hospital Group Co. Ltd. - A Shares	46,961	0.0
190,000		Air China Ltd. - H Shares	191,046	0.1
12,300		Aisino Corp. - A Shares	41,327	0.0
142,293	(1)	Alibaba Group Holding Ltd. ADR	24,111,549	4.3

See Accompanying Notes to Financial Statements

4

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
352,000	(1)	Alibaba Health Information Technology Ltd.	337,363	0.1
1,400,000	(1)	Alibaba Pictures Group Ltd.	301,045	0.1
364,000	(1)	Aluminum Corp. of China Ltd. - H Shares	129,290	0.0
71,000	(1)	Aluminum Corp. of China Ltd. - A Shares	40,603	0.0
115,400		Angang Steel Co., Ltd. - H Shares	52,650	0.0
11,600		Anhui Conch Cement Co., Ltd. - A Shares	70,178	0.0
125,500		Anhui Conch Cement Co., Ltd. - H Shares	785,293	0.2
109,000		Anta Sports Products Ltd.	751,795	0.2
5,910	(1),(2)	Autohome, Inc. ADR	506,014	0.1
18,000		AVIC Aircraft Co. Ltd. - A Shares	41,377	0.0
52,500		Avic Capital Co. Ltd. - A Shares	41,507	0.0
9,700	(1)	AVIC Shenyang Aircraft Co. Ltd. - A Shares	41,087	0.0
200,000		AviChina Industry & Technology Co. Ltd. - H Shares	109,298	0.0
153,500	(3)	BAIC Motor Corp. Ltd. - H Shares	96,329	0.0
27,796	(1)	Baidu, Inc. ADR	3,262,139	0.6
74,800		Bank of Beijing Co. Ltd. - A Shares	64,441	0.0
33,400		Bank of Chengdu Co. Ltd. - A Shares	43,011	0.0
164,100		Bank of China Ltd. - A Shares	89,440	0.0
7,982,000		Bank of China Ltd. - H Shares	3,368,157	0.6
129,900		Bank of Communications Co. Ltd. - A Shares	115,854	0.0
934,000		Bank of Communications Co., Ltd. - H Shares	709,211	0.1
34,800		Bank of Hangzhou Co. Ltd. - A Shares	42,258	0.0
41,400		Bank of Jiangsu Co. Ltd. - A Shares	43,818	0.0
29,057		Bank of Nanjing Co. Ltd. - A Shares	34,993	0.0
17,000		Bank of Ningbo Co. Ltd. - A Shares	60,079	0.0
36,000		Bank of Shanghai Co. Ltd. - A Shares	62,188	0.0
61,700		Baoshan Iron & Steel Co. Ltd. - A Shares	58,495	0.0
3,790	(1),(2)	Baozun, Inc. ADR	188,969	0.0
206,000		BBMG Corp. - H Shares	66,152	0.0
162,000		Beijing Capital International Airport Co., Ltd. - H Shares	141,972	0.0
53,000		Beijing Enterprises Holdings Ltd.	269,411	0.1
576,000		Beijing Enterprises Water Group Ltd.	342,346	0.1
9,100		Beijing Shiji Information Technology Co. Ltd. - A Shares	48,067	0.0
9,700		Beijing Tongrentang Co. Ltd. - A Shares	40,989	0.0
110,600		BOE Technology Group Co. Ltd. - A Shares	55,586	0.0
306,000		Brilliance China Automotive Holdings Ltd.	338,403	0.1
6,600		BYD Co. Ltd. - A Shares	48,856	0.0
63,500		Byd Co., Ltd. - H Shares	383,952	0.1
63,000		BYD Electronic International Co. Ltd.	90,146	0.0
27,500		Caitong Securities Co. Ltd. - A Shares	44,085	0.0
1,119,000	(3)	CGN Power Co. Ltd. - H Shares	307,980	0.1
39,800		Changjiang Securities Co. Ltd. - A Shares	45,351	0.0
11,300		Chaozhou Three-Circle Group Co. Ltd. - A Shares	32,058	0.0
150,000		China Agri-Industries Holdings Ltd. - H Shares	48,243	0.0
96,000		China Aoyuan Group Ltd.	134,965	0.0
897,000		China Cinda Asset Management Co. Ltd. - H Shares	206,717	0.1
948,000		China CITIC Bank Corp. Ltd - H Shares	539,877	0.1
168,000		China Coal Energy Co. - H Shares	69,964	0.0
469,000		China Communications Construction Co., Ltd. - H Shares	419,189	0.1
240,000		China Communications Services Corp., Ltd. - H Shares	186,126	0.0
170,000		China Conch Venture Holdings Ltd.	600,645	0.1
9,629,000		China Construction Bank - H Shares	8,300,236	1.5
32,100		China Construction Bank Corp. - A Shares	34,817	0.0
136,000	(4)	China Ding Yi Feng Holdings Ltd.	402,166	0.0
47,600		China Eastern Airlines Corp. Ltd. - A Shares	43,512	0.0
124,000	(1)	China Eastern Airlines Corp. Ltd. - H Shares	72,851	0.0
47,000		China Education Group Holdings Ltd.	73,567	0.0
170,700		China Everbright Bank Co. Ltd. - A Shares	94,791	0.0
196,000		China Everbright Bank Co. Ltd. - H Shares	89,844	0.0
366,000		China Everbright International Ltd.	338,054	0.1
84,000		China Everbright Ltd.	124,158	0.0
187,000	(2)	China Evergrande Group	523,821	0.1
278,000	(1)	China First Capital Group Ltd.	82,922	0.0
10,200		China Fortune Land Development Co. Ltd. - A Shares	48,442	0.0
337,500		China Galaxy Securities Co. Ltd. - H Shares	200,234	0.1
181,400		China Gas Holdings Ltd.	674,083	0.1

See Accompanying Notes to Financial Statements

5

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
65,700		China Grand Automotive Services Group Co. Ltd. - A Shares	42,781	0.0
163,500		China Hongqiao Group Ltd.	115,322	0.0
970,000	(3)	China Huarong Asset Management Co. Ltd. - H Shares	168,947	0.0
480,000	(1),(4)	China Huishan Dairy Holdings Co. Ltd.	–	–
118,800	(3)	China International Capital Corp. Ltd. - H Shares	239,796	0.1
6,512		China International Travel Service Corp. Ltd. - A Shares	84,158	0.0
542,000		China Jinmao Holdings Group Ltd.	329,684	0.1
9,600		China Life Insurance Co. Ltd. - A Shares	39,664	0.0
747,000		China Life Insurance Co., Ltd. - H Shares	1,846,333	0.3
22,800	(1),(3)	China Literature Ltd. - H Shares	107,335	0.0
324,000		China Longyuan Power Group Corp. Ltd. - H Shares	208,189	0.1
127,000		China Medical System Holdings Ltd.	116,627	0.0
280,000		China Mengniu Dairy Co., Ltd.	1,085,595	0.2
67,700		China Merchants Bank Co. Ltd. - A Shares	355,323	0.1
398,880		China Merchants Bank Co., Ltd. - H Shares	1,979,410	0.4
129,353		China Merchants Port Holdings Co. Ltd.	220,118	0.1
19,100		China Merchants Securities Co. Ltd. - A Shares	47,585	0.0
21,800		China Merchants Shekou Industrial Zone Holdings Co. Ltd. - A Shares	66,442	0.0
151,380		China Minsheng Banking Corp. Ltd. - A Shares	140,104	0.0
681,100		China Minsheng Banking Corp. Ltd. - H Shares	471,598	0.1
615,000		China Mobile Ltd.	5,598,755	1.0
345,000	(2)	China Molybdenum Co. Ltd. - H Shares	109,418	0.0
72,300		China Molybdenum Co. Ltd. - A Shares	41,806	0.0
396,000		China National Building Material Co., Ltd. - H Shares	346,411	0.1
46,600		China National Chemical Engineering Co. Ltd. - A Shares	40,894	0.0
44,000		China National Nuclear Power Co. Ltd. - A Shares	35,650	0.0
21,600		China Northern Rare Earth Group High-Tech Co. Ltd. - A Shares	40,537	0.0
160,000		China Oilfield Services Ltd. - H Shares	158,732	0.0
92,000		China Oriental Group Co. Ltd.	53,850	0.0
388,000		China Overseas Land & Investment Ltd.	1,431,997	0.3
19,703		China Pacific Insurance Group Co. Ltd. - A Shares	104,951	0.0
275,200		China Pacific Insurance Group Co., Ltd. - H Shares	1,076,373	0.2
83,700		China Petroleum & Chemical Corp. - A Shares	66,843	0.0
2,561,600		China Petroleum & Chemical Corp. - H Shares	1,745,013	0.3
408,000		China Power International Development Ltd. - H Shares	99,707	0.0
39,300		China Railway Construction Corp. Ltd. - A Shares	57,013	0.0
193,500		China Railway Construction Corp. Ltd. - H Shares	237,068	0.1
381,000		China Railway Group Ltd. - H Shares	289,760	0.1
127,000	(3)	China Railway Signal & Communication Corp. Ltd. - H Shares	92,287	0.0
493,000		China Reinsurance Group Corp. - H Shares	87,760	0.0
150,000		China Resources Beer Holdings Co Ltd.	712,624	0.1
244,000		China Resources Cement Holdings Ltd. - H Shares	236,230	0.1
92,000		China Resources Gas Group Ltd.	456,843	0.1
282,444		China Resources Land Ltd.	1,243,540	0.2
157,500	(3)	China Resources Pharmaceutical Group Ltd.	177,423	0.0
196,000		China Resources Power Holdings Co.	285,894	0.1
10,100		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - A Shares	43,159	0.0
13,670		China Shenhua Energy Co. Ltd. - A Shares	40,655	0.0
344,500		China Shenhua Energy Co., Ltd. - H Shares	721,578	0.1
70,800		China Shipbuilding Industry Co. Ltd. - A Shares	57,388	0.0
12,800		China Shipbuilding Industry Group Power Co. Ltd. - A Shares	44,109	0.0
148,000		China Southern Airlines Co., Ltd. - H Shares	102,831	0.0
40,100		China Southern Airlines Co. Ltd. - A Shares	45,120	0.0
12,000		China Spacesat Co. Ltd. - A Shares	39,490	0.0

See Accompanying Notes to Financial Statements

6

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
139,940		China State Construction Engineering Corp. Ltd. - A Shares	117,263	0.0
200,000		China State Construction International Holdings Ltd.	205,433	0.1
166,428		China Taiping Insurance Holdings Co., Ltd.	445,816	0.1
1,414,000		China Telecom Corp., Ltd. - H Shares	712,017	0.1
4,218,000	(3)	China Tower Corp. Ltd. - H Shares	1,107,952	0.2
208,000		China Traditional Chinese Medicine Holdings Co. Ltd.	101,170	0.0
628,000		China Unicom Hong Kong Ltd.	686,656	0.1
101,600		China United Network Communications Ltd. - A Shares	91,264	0.0
46,300		China Vanke Co. Ltd. - A Shares	187,828	0.1
149,100		China Vanke Co. Ltd. - H Shares	559,025	0.1
49,400		China Yangtze Power Co. Ltd. - A Shares	128,845	0.0
129,200		China Zhongwang Holdings Ltd. - H Shares	65,144	0.0
230,000		Chongqing Rural Commercial Bank Co. Ltd. - H Shares	125,119	0.0
7,100		Chongqing Zhifei Biological Products Co. Ltd. - A Shares	44,629	0.0
270,000		CIFI Holdings Group Co. Ltd.	177,912	0.0
601,000		CITIC Ltd.	865,017	0.2
30,200		CITIC Securities Co. Ltd. - A Shares	104,925	0.0
204,000		CITIC Securities Co. Ltd. - H Shares	425,469	0.1
1,793,000		CNOOC Ltd.	3,058,434	0.6
4,200	(1)	Contemporary Amperex Technology Co. Ltd. - A Shares	42,177	0.0
170,000		COSCO Shipping Ports, Ltd.	167,748	0.0
104,000		COSCO Shipping Energy Transportation Co. Ltd. - H Shares	61,442	0.0
251,000	(1),(2)	COSCO SHIPPING Holdings Co., Ltd.. - H Shares	97,894	0.0
771,133		Country Garden Holdings Co. Ltd.	1,172,313	0.2
121,000		Country Garden Services Holdings Co. Ltd. - H Shares	279,592	0.1
90,200		CRRC Corp. Ltd. - A Shares	106,394	0.0
439,000		CRRC Corp. Ltd. - H Shares	366,958	0.1
476,000		CSPC Pharmaceutical Group Ltd.	767,716	0.2
41,261	(1)	Ctrip.com International Ltd. ADR	1,522,944	0.3
189,000	(3)	Dali Foods Group Co. Ltd.	125,411	0.0
53,100		Daqin Railway Co. Ltd. - A Shares	62,588	0.0
236,000		Datang International Power Generation Co., Ltd. - H Shares	59,230	0.0
27,500	(1)	Dongfang Electric Corp. Ltd. - A Shares	42,596	0.0
274,000		Dongfeng Motor Group Co., Ltd. - H Shares	224,671	0.1
24,100		Dongxing Securities Co. Ltd. - A Shares	41,779	0.0
20,600		East Money Information Co. Ltd. - A Shares	40,666	0.0
80,200		ENN Energy Holdings Ltd.	780,474	0.2
25,900		Everbright Securities Co. Ltd. - A Shares	43,152	0.0
224,000		Far East Horizon Ltd.	229,113	0.0
47,300		Focus Media Information Technology Co. Ltd. - A Shares	36,563	0.0
7,500		Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	114,895	0.0
263,468		Fosun International Ltd	350,784	0.1
39,600		Founder Securities Co. Ltd. - A Shares	41,090	0.0
21,700		Foxconn Industrial Internet Co. Ltd. - A Shares	38,090	0.0
612,500	(1)	Fullshare Holdings Ltd.	38,061	0.0
180,000		Future Land Development Holdings Ltd. - H Shares	236,969	0.1
51,200	(3)	Fuyao Glass Industry Group Co. Ltd. - H Shares	158,991	0.0
115,000		GD Power Development Co. Ltd. - A Shares	42,561	0.0
5,872	(1),(2)	GDS Holdings Ltd. ADR	220,611	0.0
499,000		Geely Automobile Holdings Ltd.	855,602	0.2
24,600		Gemdale Corp. - A Shares	42,793	0.0
92,000	(1)	Genscript Biotech Corp. - H Shares	230,851	0.1
22,100		GF Securities Co. Ltd. - A Shares	44,310	0.0
126,400		GF Securities Co. Ltd. - H Shares	150,387	0.0
917,000	(1),(2)	GOME Retail Holdings Ltd	98,646	0.0
305,500		Great Wall Motor Co. Ltd. - H Shares	218,887	0.1
10,100		Gree Electric Appliances, Inc. of Zhuhai - A Shares	81,189	0.0
42,600		Greenland Holdings Group Co. Ltd. - A Shares	42,415	0.0
86,000		Greentown Service Group Co. Ltd.	69,493	0.0
300,000		Guangdong Investment Ltd.	593,161	0.1
74,400		Guanghui Energy Co. Ltd. - A Shares	38,673	0.0

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
297,200		Guangzhou Automobile Group Co. Ltd. - H Shares	317,550	0.1
7,200		Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - A Shares	43,024	0.0
99,600		Guangzhou R&F Properties Co., Ltd. - H Shares	191,679	0.1
23,900		Guosen Securities Co. Ltd. - A Shares	45,880	0.0
31,900		Guotai Junan Securities Co. Ltd. - A Shares	85,410	0.0
57,200	(3)	Guotai Junan Securities Co. Ltd. - H Shares	101,884	0.0
30,800		Guoyuan Securities Co. Ltd. - A Shares	41,201	0.0
129,000		Haier Electronics Group Co. Ltd.	357,951	0.1
22,000		Haier Smart Home Co. Ltd. - A Shares	55,478	0.0
60,000		Haitian International Holdings Ltd.	124,509	0.0
29,300		Haitong Securities Co. Ltd. - A Shares	60,664	0.0
283,600		Haitong Securities Co. Ltd. - H Shares	318,123	0.1
1,908,000	(1),(4),(5)	Hanergy Mobile Energy Holding Group Co Ltd.	–	–
31,100		Hangzhou Hikvision Digital Technology Co. Ltd. - A Shares	125,342	0.0
4,200		Hangzhou Tigermed Consulting Co. Ltd. - A Shares	47,183	0.0
9,200		Henan Shuanghui Investment & Development Co. Ltd. - A Shares	33,391	0.0
73,000		Hengan International Group Co., Ltd.	537,515	0.1
24,220		Hengli Petrochemical Co. Ltd. - A Shares	42,946	0.0
1,932,000	(1)	HengTen Networks Group Ltd. - H Shares	46,123	0.0
17,800		Hengtong Optic-electric Co. Ltd. - A Shares	43,662	0.0
21,900		Hengyi Petrochemical Co. Ltd. - A Shares	43,662	0.0
95,100		Hesteel Co. Ltd. - A Shares	41,461	0.0
2,500		Hithink RoyalFlush Information Network Co. Ltd. - A Shares	35,856	0.0
39,000	(3)	Hua Hong Semiconductor Ltd.	75,631	0.0
134,000		Huadian Power International Co. - H Shares	53,080	0.0
10,440		Huadong Medicine Co. Ltd. - A Shares	39,521	0.0
394,000		Huaneng Power International, Inc. - H Shares	232,029	0.1
458,000		Huaneng Renewables Corp. Ltd.	126,097	0.0
22,300		Huatai Securities Co. Ltd. - A Shares	72,629	0.0
156,600	(3)	Huatai Securities Co. Ltd. - H Shares	269,552	0.1
41,200		Huaxia Bank Co. Ltd. - A Shares	46,240	0.0
14,100		Huayu Automotive Systems Co. Ltd. - A Shares	44,413	0.0
13,302		Huazhu Group Ltd. ADR	482,197	0.1
4,600		Hundsun Technologies, Inc. - A Shares	45,748	0.0
5,157	(1),(2)	Hutchison China MediTech Ltd. ADR	113,454	0.0
8,600	(1)	Iflytek Co. Ltd. - A Shares	41,715	0.0
6,559,000		Industrial & Commercial Bank of China - H Shares	4,787,554	0.9
166,400		Industrial & Commercial Bank of China Ltd. - A Shares	142,863	0.0
69,300		Industrial Bank Co. Ltd. - A Shares	184,807	0.0
46,400		Industrial Securities Co. Ltd. - A Shares	45,635	0.0
157,000		Inner Mongolia BaoTou Steel Union Co. Ltd. - A Shares	38,686	0.0
19,900		Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares	97,003	0.0
70,100	(1)	Inner Mongolia Yitai Coal Co. - A Shares	76,052	0.0
12,279	(1),(2)	iQIYI, Inc. ADR	253,561	0.1
73,787	(1)	JD.com, Inc. ADR	2,235,008	0.4
118,000		Jiangsu Expressway Co. Ltd. - H Shares	167,938	0.0
14,740		Jiangsu Hengrui Medicine Co. Ltd. - A Shares	141,906	0.0
4,976		Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - A Shares	88,315	0.0
127,000		Jiangxi Copper Co., Ltd. - H Shares	169,256	0.0
45,400		Jinke Properties Group Co. Ltd. - A Shares	39,870	0.0
211,000		Kaisa Group Holdings Ltd. - H Shares	104,239	0.0
65,500		Kingboard Holdings Ltd	182,428	0.0
97,000		Kingboard Laminates Holdings Ltd.	88,998	0.0
230,000		Kingdee International Software Group Co., Ltd.	249,156	0.1
82,000	(1)	Kingsoft Corp. Ltd.	177,611	0.0
328,000		Kunlun Energy Co. Ltd.	286,387	0.1
4,300		Kweichow Moutai Co. Ltd. - A Shares	617,581	0.1
118,500		KWG Group Holdings Ltd.	120,395	0.0
127,000		Lee & Man Paper Manufacturing Ltd.	88,852	0.0
32,300	(3)	Legend Holdings Corp. - H Shares	76,227	0.0
732,000		Lenovo Group Ltd.	566,776	0.1

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
12,100		Lepu Medical Technology Beijing Co. Ltd. - A Shares	40,607	0.0
198,000		Li Ning Co. Ltd.	468,236	0.1
140,000		Logan Property Holdings Co. Ltd. - H Shares	226,382	0.1
181,500		Longfor Group Holdings Ltd	684,329	0.1
12,600		LONGi Green Energy Technology Co. Ltd. - A Shares	42,533	0.0
12,460		Luxshare Precision Industry Co. Ltd. - A Shares	45,178	0.0
100,000	(3)	Luye Pharma Group Ltd. - H Shares	72,527	0.0
4,900		Luzhou Laojiao Co. Ltd. - A Shares	57,805	0.0
152,000		Maanshan Iron & Steel Co. Ltd. - H Shares	60,445	0.0
6,700	(1)	Mango Excellent Media Co. Ltd. - A Shares	40,143	0.0
20,400		Meinian Onehealth Healthcare Holdings Co. Ltd. - A Shares	37,109	0.0
156,500	(1),(2),(3)	Meitu, Inc.	50,509	0.0
100,700	(1)	Meituan Dianping- Class B	884,479	0.2
84,800		Metallurgical Corp. of China Ltd. - A Shares	37,572	0.0
211,000		Metallurgical Corp. of China Ltd. - H Shares	56,432	0.0
11,600		Midea Group Co. Ltd. - A Shares	87,916	0.0
220,000	(1)	MMG Ltd.	76,979	0.0
14,559		Momo, Inc. ADR	521,212	0.1
4,700		Muyuan Foodstuff Co. Ltd. - A Shares	40,297	0.0
16,300		NARI Technology Co. Ltd. - A Shares	44,301	0.0
7,061		NetEase, Inc. ADR	1,805,992	0.3
6,200		New China Life Insurance Co. Ltd. - A Shares	49,799	0.0
83,800		New China Life Insurance Co. Ltd. - H Shares	407,760	0.1
14,500		New Hope Liuhe Co. Ltd. - A Shares	36,716	0.0
14,421	(1)	New Oriental Education & Technology Group, Inc. ADR	1,392,780	0.3
80,000		Nexteer Automotive Group Ltd.	99,616	0.0
162,000		Nine Dragons Paper Holdings Ltd.	143,772	0.0
11,000		Ninestar Corp. - A Shares	36,254	0.0
62,860	(1),(2)	NIO, Inc. ADR	160,293	0.0
2,734	(1)	Noah Holdings Ltd. ADR	116,332	0.0
2,600		Oppein Home Group, Inc. - A Shares	40,855	0.0
21,400		Orient Securities Co. Ltd./China - A Shares	33,349	0.0
827,000		Peoples Insurance Co. Group of China Ltd. - H Shares	322,950	0.1
54,000		PetroChina Co. Ltd. - A Shares	54,226	0.0
2,112,000		PetroChina Co., Ltd. - H Shares	1,164,530	0.2
705,244		PICC Property & Casualty Co., Ltd. - H Shares	760,957	0.2
19,145	(1),(2)	Pinduoduo, Inc. ADR	394,961	0.1
56,500		Ping An Bank Co. Ltd. - A Shares	113,567	0.0
41,200		Ping An Insurance Group Co. of China Ltd. - A Shares	532,744	0.1
563,000		Ping An Insurance Group Co. of China Ltd. - H Shares	6,770,005	1.2
39,500		Poly Developments and Holdings Group Co. Ltd. - A Shares	73,510	0.0
813,000	(3)	Postal Savings Bank of China Co. Ltd. - H Shares	483,061	0.1
44,500		Power Construction Corp. of China Ltd. - A Shares	34,320	0.0
30,100		RiseSun Real Estate Development Co. Ltd. - A Shares	41,216	0.0
24,700		Rongsheng Petro Chemical Co. Ltd. - A Shares	43,420	0.0
26,300		SAIC Motor Corp. Ltd. - A Shares	97,763	0.0
20,200		Sanan Optoelectronics Co. Ltd. - A Shares	33,241	0.0
27,000		Sany Heavy Industry Co. Ltd. - A Shares	51,503	0.0
23,300		SDIC Capital Co. Ltd. - A Shares	47,629	0.0
37,700		SDIC Power Holdings Co. Ltd. - A Shares	42,669	0.0
7,600		Seazen Holdings Co. Ltd. - A Shares	44,130	0.0
306,400	(1)	Semiconductor Manufacturing International Corp.	341,533	0.1
9,400		SF Holding Co. Ltd. - A Shares	46,515	0.0
28,900		Shaanxi Coal Industry Co. Ltd. - A Shares	38,959	0.0
9,600		Shandong Gold Mining Co. Ltd. - A Shares	57,641	0.0
200,000		Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	181,487	0.0
228,000		Shanghai Electric Group Co., Ltd. - H Shares	82,604	0.0
54,300		Shanghai Electric Group Co. Ltd. - A Shares	42,617	0.0
11,200		Shanghai Fosun Pharmaceutical Group Co. Ltd. - A Shares	41,337	0.0
48,000		Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	145,381	0.0
40,000		Shanghai Industrial Holdings Ltd.	86,730	0.0

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
4,100		Shanghai International Airport Co. Ltd. - A Shares	50,091	0.0
38,800		Shanghai International Port Group Co. Ltd. - A Shares	38,615	0.0
62,733	(1)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	75,937	0.0
28,200		Shanghai Oriental Pearl Group Co. Ltd. - A Shares	43,353	0.0
86,000		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	169,077	0.0
98,200		Shanghai Pudong Development Bank Co. Ltd. - A Shares	167,240	0.0
5,000		Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - A Shares	50,387	0.0
48,800		Shenergy Co. Ltd. - A Shares	42,721	0.0
64,500		Shenwan Hongyuan Group Co. Ltd. - A Shares	47,110	0.0
12,500		Shenzhen Inovance Technology Co. Ltd. - A Shares	41,790	0.0
98,866		Shenzhen International Holdings Ltd.	196,444	0.1
288,000		Shenzhen Investment Ltd.	106,304	0.0
5,600		Shenzhen Kangtai Biological Products Co. Ltd. - A Shares	42,863	0.0
1,500		Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - A Shares	35,703	0.0
41,500		Shenzhen Overseas Chinese Town Co. Ltd. - A Shares	42,042	0.0
76,400		Shenzhou International Group Holdings Ltd.	1,053,916	0.2
119,000		Shimao Property Holdings Ltd.	362,540	0.1
312,000		Shui On Land Ltd. - H Shares	72,389	0.0
32,500		Sichuan Chuantou Energy Co. Ltd. - A Shares	42,132	0.0
9,900		Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	42,903	0.0
332,000		Sihuan Pharmaceutical Holdings Group Ltd.	74,936	0.0
6,489	(1)	Sina Corp.	279,871	0.1
702,500		Sino Biopharmaceutical Ltd.	718,711	0.1
30,700		Sinolink Securities Co. Ltd. - A Shares	43,553	0.0
279,500		Sino-Ocean Group Holding Ltd.	118,885	0.0
118,000		Sinopec Engineering Group Co. Ltd. - H Shares	100,010	0.0
320,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	127,435	0.0
121,600		Sinopharm Group Co. - H Shares	428,165	0.1
160,000		Sinotrans Ltd. - H Shares	58,189	0.0
66,000		Sinotruk Hong Kong Ltd.	114,354	0.0
180,000		Soho China Ltd.	63,638	0.0
13,300		Songcheng Performance Development Co. Ltd. - A Shares	44,864	0.0
28,300		SooChow Securities Co. Ltd. - A Shares	42,346	0.0
6,800		Spring Airlines Co. Ltd. - A Shares	44,579	0.0
142,000		SSY Group Ltd.	128,366	0.0
235,500		Sun Art Retail Group Ltd.	223,179	0.1
246,000		Sunac China Holdings Ltd.	1,208,078	0.2
33,100		Suning.com Co. Ltd. - A Shares	55,444	0.0
72,200		Sunny Optical Technology Group Co. Ltd.	747,507	0.1
35,821	(1)	TAL Education Group ADR	1,364,780	0.2
14,900		Tasly Pharmaceutical Group Co. Ltd. - A Shares	35,929	0.0
39,100		TBEA Co. Ltd. - A Shares	41,343	0.0
86,300		TCL Corp. - A Shares	41,998	0.0
571,500		Tencent Holdings Ltd.	25,854,328	4.6
8,134	(1),(2)	Tencent Music Entertainment Group ADR	121,929	0.0
200,000		Tingyi Cayman Islands Holding Corp.	334,119	0.1
44,000	(2)	Tong Ren Tang Technologies Co. Ltd. - H Shares	52,446	0.0
19,300		Tongwei Co. Ltd. - A Shares	39,620	0.0
78,000		Towngas China Co. Ltd.	56,188	0.0
91,000		Travelsky Technology Ltd. - H Shares	183,018	0.0
5,900		Tsingtao Brewery Co. Ltd. - A Shares	42,989	0.0
36,000		Tsingtao Brewery Co., Ltd. - H Shares	229,382	0.1
126,000		Uni-President China Holdings Ltd.	140,351	0.0
44,148	(1)	Vipshop Holdings Ltd. ADR	380,997	0.1
11,800	(1)	Walvax Biotechnology Co. Ltd. - A Shares	48,781	0.0
517,000		Want Want China Holdings Ltd.	420,434	0.1
5,372	(1)	Weibo Corp. ADR	233,951	0.0
193,000		Weichai Power Co. Ltd. - H Shares	326,446	0.1
25,200		Weichai Power Co. Ltd. - A Shares	45,176	0.0
17,900		Wens Foodstuffs Group Co. Ltd. - A Shares	93,605	0.0

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
29,000		Western Securities Co. Ltd. - A Shares	42,650	0.0
13,100		Wuliangye Yibin Co. Ltd. - A Shares	225,629	0.1
10,220	(3)	WuXi AppTec Co. Ltd. - H Shares	89,618	0.0
55,500	(1),(3)	Wuxi Biologics Cayman, Inc. - H Shares	497,918	0.1
347,600	(1),(2),(3)	Xiaomi Corp. - B Shares	445,825	0.1
87,300		Xinhu Zhongbao Co. Ltd. - A Shares	39,962	0.0
79,252		Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	86,669	0.0
296,000		Xinyi Solar Holdings Ltd.	146,260	0.0
176,000		Yanzhou Coal Mining Co., Ltd. - H Shares	164,578	0.0
47,000		Yihai International Holding Ltd.	243,830	0.1
32,800		Yonghui Superstores Co. Ltd. - A Shares	48,840	0.0
12,400		Yonyou Network Technology Co. Ltd. - A Shares	48,650	0.0
650,000		Yuexiu Property Co. Ltd. - H Shares	147,320	0.0
36,247		Yum China Holdings, Inc.	1,674,611	0.3
3,000		Yunnan Baiyao Group Co. Ltd. - A Shares	36,476	0.0
142,000		Yuzhou Properties Co. Ltd. - H Shares	66,705	0.0
4,933	(1)	YY, Inc. ADR	343,781	0.1
2,800		Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A Shares	47,041	0.0
98,000		Zhaojin Mining Industry Co. Ltd. - H Shares	110,019	0.0
12,200		Zhejiang Chint Electrics Co. Ltd. - A Shares	41,109	0.0
23,000		Zhejiang Dahua Technology Co. Ltd. - A Shares	48,785	0.0
138,000		Zhejiang Expressway Co., Ltd. - H Shares	145,449	0.0
15,900		Zhejiang Longsheng Group Co. Ltd. - A Shares	36,583	0.0
22,100	(1),(2),(3)	ZhongAn Online P&C Insurance Co. Ltd. - H Shares	60,708	0.0
54,000		Zhongsheng Group Holdings Ltd.	150,565	0.0
55,300		Zhuzhou CSR Times Electric Co., Ltd. - H Shares	291,499	0.1
83,400		Zijin Mining Group Co. Ltd. - A Shares	45,926	0.0
552,000		Zijin Mining Group Co., Ltd. - H Shares	224,328	0.1
54,600		Zoomlion Heavy Industry Science and Technology Co. Ltd. - A Shares	47,816	0.0
11,100	(1)	ZTE Corp. - A Shares	52,888	0.0
73,640	(1)	ZTE Corp. - H Shares	213,222	0.1
32,606		ZTO Express Cayman, Inc. ADR	623,427	0.1
			176,635,992	31.2

		Colombia: 0.4%
20,044		Bancolombia SA	241,014	0.0
11,915		BanColombia SA ADR	608,142	0.1
42,988		Cementos Argos SA	100,330	0.0
505,228		Ecopetrol SA	459,084	0.1
27,624		Grupo Argos SA/Colombia	148,715	0.0
24,621		Grupo de Inversiones Suramericana SA	261,265	0.1
45,305		Interconexion Electrica SA ESP	251,796	0.1
			2,070,346	0.4

		Czech Republic: 0.2%
16,898	(1),(2)	CEZ AS	408,363	0.1
7,950		Komercni Banka AS	316,779	0.1
46,090	(3)	Moneta Money Bank AS	157,952	0.0
			883,094	0.2

		Egypt: 0.1%
146,458		Commercial International Bank Egypt SAE	647,328	0.1
80,349		Eastern Co. SAE	74,309	0.0
65,195		ElSewedy Electric Co.	55,827	0.0
			777,464	0.1

		Greece: 0.3%
140,580	(1)	Alpha Bank AE	281,441	0.1
260,493	(1)	Eurobank Ergasias SA	256,396	0.1
4,349	(1),(4)	FF Group	–	–
24,694		Hellenic Telecommunications Organization SA	365,034	0.1
10,770		Jumbo SA	208,452	0.0
5,847		Motor Oil Hellas Corinth Refineries SA	149,594	0.0
48,967	(1)	National Bank of Greece SA	134,142	0.0
22,534		OPAP S.A.	252,755	0.0
3,657		Titan Cement Co. SA	71,358	0.0
			1,719,172	0.3

		Hungary: 0.3%
40,368		MOL Hungarian Oil & Gas PLC	448,132	0.1
22,870		OTP Bank Nyrt	910,716	0.1
14,311		Richter Gedeon Nyrt	263,695	0.1
			1,622,543	0.3

		India: 8.8%
60,212		Adani Ports & Special Economic Zone, Ltd.	357,805	0.1
57,088		Ambuja Cements Ltd.	175,973	0.0
109,826		Ashok Leyland Ltd.	138,763	0.0
29,512		Asian Paints Ltd.	580,462	0.1
26,353		Aurobindo Pharma Ltd.	232,248	0.0
12,417	(1),(3)	Avenue Supermarts Ltd.	251,291	0.0
190,945	(1)	Axis Bank Ltd.	2,235,958	0.4
8,440		Bajaj Auto Ltd.	345,702	0.1
17,300		Bajaj Finance Ltd.	922,353	0.2
3,892		Bajaj Finserv Ltd.	480,689	0.1
18,547		Bharat Forge Ltd.	120,894	0.0

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
65,679		Bharat Petroleum Corp. Ltd.	372,178	0.1
181,508		Bharti Airtel Ltd.	911,273	0.2
30,019		Bharti Infratel Ltd.	116,144	0.0
669		Bosch Ltd.	158,349	0.0
5,712		Britannia Industries Ltd.	227,026	0.0
35,111		Cipla Ltd.	281,562	0.1
125,501		Coal India Ltd.	461,377	0.1
19,769		Container Corp. Of India Ltd.	163,202	0.0
52,585		Dabur India Ltd.	305,109	0.1
7,562		Divis Laboratories Ltd.	175,001	0.0
11,665		Dr Reddys Laboratories Ltd.	432,175	0.1
1,344		Eicher Motors Ltd.	372,459	0.1
79,513		GAIL India Ltd.	359,257	0.1
12,009		Glenmark Pharmaceuticals Ltd.	77,138	0.0
35,984		Godrej Consumer Products Ltd.	345,974	0.1
30,158		Grasim Industries Ltd.	399,265	0.1
25,340		Havells India Ltd.	288,550	0.1
54,844		HCL Technologies Ltd.	846,048	0.2
4,730		Hero Motocorp Ltd.	176,927	0.0
119,054		Hindalco Industries Ltd.	357,052	0.1
60,752		Hindustan Petroleum Corp. Ltd.	254,216	0.0
65,087		Hindustan Unilever Ltd.	1,686,088	0.3
163,889		Housing Development Finance Corp.	5,203,992	0.9
239,554		ICICI Bank Ltd.	1,516,558	0.3
12,514	(3)	ICICI Lombard General Insurance Co. Ltd.	201,694	0.0
27,607		Indiabulls Housing Finance Ltd.	242,944	0.0
190,546		Indian Oil Corp. Ltd.	429,366	0.1
349,933		Infosys Ltd.	3,734,697	0.7
9,107	(3)	InterGlobe Aviation Ltd.	205,635	0.0
346,410		ITC Ltd.	1,373,656	0.2
86,022		JSW Steel Ltd.	344,597	0.1
48,519		Larsen & Toubro Ltd.	1,091,654	0.2
30,195		LIC Housing Finance Ltd.	242,884	0.0
22,374		Lupin Ltd.	244,639	0.1
28,809		Mahindra & Mahindra Financial Services Ltd.	162,091	0.0
76,598		Mahindra & Mahindra Ltd.	727,101	0.1
44,161		Marico Ltd.	237,248	0.0
10,669		Maruti Suzuki India Ltd.	1,010,005	0.2
91,176		Motherson Sumi Systems Ltd.	161,174	0.0
2,371		Nestle India Ltd.	409,188	0.1
243,332		NTPC Ltd.	498,279	0.1
254,328		Oil & Natural Gas Corp., Ltd.	618,092	0.1
532		Page Industries Ltd.	158,502	0.0
60,064		Petronet LNG Ltd.	213,258	0.0
11,939		Pidilite Industries Ltd.	210,029	0.0
8,289		Piramal Enterprises, Ltd.	233,896	0.0
188,231		Power Grid Corp. of India Ltd.	564,300	0.1
285,630		Reliance Industries Ltd.	5,183,358	0.9
67,119		REC Ltd.	160,169	0.0
14,411		Shriram Transport Finance Co. Ltd.	225,564	0.0
829		Shree Cement Ltd.	261,822	0.1
179,949	(1)	State Bank of India	941,653	0.2
85,245		Sun Pharmaceutical Industries Ltd.	495,439	0.1
159,955	(1)	Tata Motors Ltd.	375,562	0.1
90,059		Tata Consultancy Services Ltd.	2,906,155	0.5
102,088		Tata Power Co. Ltd.	102,081	0.0
35,053		Tata Steel Ltd.	256,168	0.1
47,810		Tech Mahindra Ltd.	489,563	0.1
31,565		Titan Co., Ltd.	610,562	0.1
9,808		Ultratech Cement Ltd.	647,054	0.1
29,494	(1)	United Spirits Ltd.	249,933	0.0
36,258		UPL Ltd.	492,461	0.1
183,129		Vedanta Ltd.	462,702	0.1
673,856	(1)	Vodafone Idea Ltd.	118,567	0.0
121,689		Wipro Ltd.	495,374	0.1
170,768		Yes Bank Ltd.	268,891	0.1
51,906		Zee Entertainment Enterprises Ltd.	254,959	0.0
			49,642,024	8.8

		Indonesia: 2.1%
1,389,200		Adaro Energy Tbk PT	133,922	0.0
2,046,400		Astra International Tbk PT	1,079,339	0.2
991,300		Bank Central Asia Tbk PT	2,103,614	0.4
1,893,100		Bank Mandiri Persero TBK PT	1,074,806	0.2
765,600		Bank Negara Indonesia Persero Tbk PT	498,791	0.1
5,592,400		Bank Rakyat Indonesia	1,726,514	0.3
338,100		Bank Tabungan Negara Persero Tbk PT	58,901	0.0
433,000		Barito Pacific Tbk PT	98,428	0.0
237,000		Bukit Asam Tbk PT	49,710	0.0
724,000	(1)	Bumi Serpong Damai PT	78,625	0.0
736,800		Charoen Pokphand Indonesia Tbk PT	246,795	0.1
48,800		Gudang Garam Tbk PT	265,643	0.1
917,700		Hanjaya Mandala Sampoerna Tbk PT	204,273	0.0
277,600		Indah Kiat Pulp and Paper Corp. Tbk PT	184,521	0.0
184,000		Indocement Tunggal Prakarsa Tbk PT	260,046	0.1
224,700		Indofood CBP Sukses Makmur TBK PT	161,508	0.0
440,500		Indofood Sukses Makmur Tbk PT	219,048	0.0
181,031		Jasa Marga Persero Tbk PT	73,311	0.0
2,099,800		Kalbe Farma Tbk PT	216,839	0.0
138,100		Pabrik Kertas Tjiwi Kimia Tbk PT	123,001	0.0
1,468,700		Pakuwon Jati Tbk PT	75,873	0.0
1,057,700		Perusahaan Gas Negara Tbk PT	157,992	0.0
295,800		Semen Indonesia Persero Tbk PT	242,278	0.1
503,500		Surya Citra Media Tbk PT	57,425	0.0
5,006,600		Telekomunikasi Indonesia Persero Tbk PT	1,467,363	0.3

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Indonesia: (continued)
155,900		Unilever Indonesia Tbk PT	496,925	0.1
172,100		United Tractors Tbk PT	343,382	0.1
			11,698,873	2.1

		Malaysia: 2.1%
129,100		AirAsia Group Bhd	85,267	0.0
88,000		Alliance Bank Malaysia Bhd	80,122	0.0
163,800		AMMB Holdings Bhd	167,649	0.0
277,400		Axiata Group Bhd	334,518	0.1
13,000		British American Tobacco Malaysia Bhd	90,499	0.0
499,700		CIMB Group Holdings Bhd	650,891	0.1
369,842		Dialog Group BHD	292,289	0.1
323,100		Digi.Com BHD	394,672	0.1
10,200		Fraser & Neave Holdings Bhd	85,277	0.0
171,100		Gamuda BHD	155,515	0.0
225,800		Genting Bhd	370,209	0.1
303,500		Genting Malaysia BHD	238,150	0.1
21,300		Genting Plantations Bhd	51,573	0.0
54,600		HAP Seng Consolidated Bhd	131,546	0.0
137,200		Hartalega Holdings Bhd	173,999	0.0
67,472		Hong Leong Bank BHD	310,414	0.1
16,792		Hong Leong Financial Group Bhd	75,301	0.0
223,400		IHH Healthcare Bhd	313,771	0.1
272,400		IJM Corp. Bhd	158,076	0.0
195,900		IOI Corp. Bhd	201,493	0.0
46,000		Kuala Lumpur Kepong Bhd	273,384	0.1
400,000		Malayan Banking BHD	859,985	0.2
93,700		Malaysia Airports Holdings Bhd	193,614	0.0
243,500		Maxis Bhd	327,842	0.1
112,300		MISC Bhd	194,379	0.0
6,400		Nestle Malaysia Bhd	230,902	0.0
253,600		Petronas Chemicals Group Bhd	515,511	0.1
20,800		Petronas Dagangan BHD	127,952	0.0
60,800		Petronas Gas BHD	255,515	0.1
59,980		PPB Group Bhd	271,288	0.1
130,400		Press Metal Aluminium Holdings Bhd	138,833	0.0
315,000		Public Bank BHD	1,754,036	0.3
52,500		QL Resources Bhd	86,912	0.0
77,500	(1),(4)	RHB Bank Bhd	–	–
79,876		RHB Bank Bhd	108,048	0.0
229,700		Sime Darby Bhd	125,724	0.0
215,500		Sime Darby Plantation Bhd	256,642	0.1
221,800		Sime Darby Property Bhd	55,252	0.0
136,800		SP Setia Bhd Group	71,529	0.0
105,000		Telekom Malaysia BHD	101,730	0.0
320,000		Tenaga Nasional BHD	1,072,845	0.2
143,500		Top Glove Corp. Bhd	170,574	0.0
76,400		Westports Holdings Bhd	72,993	0.0
251,034		YTL Corp. Bhd	68,064	0.0
			11,694,785	2.1

		Mexico: 2.5%
304,800		Alfa SA de CV	298,865	0.1
44,400	(1)	Alsea SAB de CV	87,672	0.0
3,377,700		America Movil SAB de CV	2,461,948	0.4
44,000		Arca Continental SAB de CV	237,952	0.0
183,455		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	281,485	0.0
1,537,421		Cemex SA de CV	649,612	0.1
54,400		Coca-Cola Femsa SAB de CV	336,993	0.1
16,000	(2)	El Puerto de Liverpool SAB de CV	89,254	0.0
322,800		Fibra Uno Administracion SA de CV	428,186	0.1
196,400		Fomento Economico Mexicano SAB de CV	1,900,175	0.3
20,770		Gruma SAB de CV	195,377	0.0
35,965		Grupo Aeroportuario del Pacifico SA de CV	374,533	0.1
20,775		Grupo Aeroportuario del Sureste SA de CV	337,141	0.1
167,500		Grupo Bimbo SAB de CV	349,159	0.1
42,900		Grupo Carso SAB de CV	160,123	0.0
260,377		Grupo Financiero Banorte	1,512,306	0.3
235,200		Grupo Financiero Inbursa SA	340,293	0.1
354,500		Grupo Mexico SA de CV Series B	944,164	0.2
243,700	(2)	Grupo Televisa S.A.	411,378	0.1
13,530		Industrias Penoles, S.A. de C.V.	174,354	0.0
52,600		Infraestructura Energetica Nova SAB de CV	206,988	0.0
153,200		Kimberly-Clark de Mexico SA de CV	284,550	0.0
26,200		Megacable Holdings SAB de CV	111,659	0.0
103,750		Mexichem SA de CV	218,432	0.0
21,825		Promotora y Operadora de Infraestructura SAB de CV	217,275	0.0
8,714		Southern Copper Corp.	338,539	0.1
525,000		Wal-Mart de Mexico SAB de CV	1,433,006	0.3
			14,381,419	2.5

		Pakistan: 0.0%
53,300		Habib Bank Ltd.	37,789	0.0
37,900		MCB Bank Ltd.	41,387	0.0
50,300		Oil & Gas Development Co. Ltd.	41,453	0.0
			120,629	0.0

		Peru: 0.3%
21,229		Cia de Minas Buenaventura SAA ADR	353,887	0.0
6,913		Credicorp Ltd.	1,582,455	0.3
			1,936,342	0.3

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Philippines: 1.1%
195,390		Aboitiz Equity Ventures, Inc.	209,709	0.0
124,000		Aboitiz Power Corp.	84,224	0.0
352,200		Alliance Global Group, Inc.	106,039	0.0
28,405		Ayala Corp.	495,826	0.1
760,090		Ayala Land, Inc.	754,078	0.1
84,620		Bank of the Philippine Islands	129,693	0.0
203,079		BDO Unibank, Inc.	555,176	0.1
356,850		DMCI Holdings, Inc.	71,739	0.0
3,065		Globe Telecom, Inc.	135,318	0.1
8,778		GT Capital Holdings, Inc.	161,154	0.0
95,650		International Container Terminal Services, Inc.	273,312	0.1
291,660		JG Summit Holdings, Inc.	383,922	0.1
44,490		Jollibee Foods Corp.	244,752	0.1
20,800		Manila Electric Co.	157,194	0.0
1,048,400		Megaworld Corp.	124,822	0.0
1,325,100		Metro Pacific Investments Corp.	124,137	0.0
155,226		Metropolitan Bank & Trust Co.	216,019	0.1
8,590		PLDT, Inc.	215,496	0.0
184,295		Robinsons Land Corp.	94,782	0.0
19,480		Security Bank Corp.	64,636	0.0
24,682		SM Investments Corp.	466,933	0.1
1,043,800		SM Prime Holdings, Inc.	755,990	0.1
90,610		Universal Robina Corp.	293,610	0.1
			6,118,561	1.1

		Poland: 1.1%
8,236	(1)	Alior Bank SA	110,011	0.0
55,447	(1)	Bank Millennium SA	139,002	0.0
17,420	(1),(2)	Bank Polska Kasa Opieki SA	522,012	0.1
2,728	(1)	CCC SA	123,171	0.0
6,733		CD Projekt SA	389,713	0.1
24,462		Cyfrowy Polsat SA	195,085	0.0
4,650	(1),(3)	Dino Polska SA	162,930	0.0
9,057	(1)	Grupa Lotos SA	205,543	0.0
4,274	(1)	Jastrzebska Spolka Weglowa SA	54,129	0.0
14,237	(1)	KGHM Polska Miedz SA	395,276	0.1
129		LPP SA	263,967	0.1
1,401	(1)	mBank SA	161,351	0.0
82,586	(1)	PGE Polska Grupa Energetyczna SA	212,399	0.1
30,344	(1)	Polski Koncern Naftowy Orlen	731,808	0.1
172,605	(1)	Polskie Gornictwo Naftowe I Gazownictwo SA	245,657	0.1
88,478	(1)	Powszechna Kasa Oszczednosci Bank Polski SA	1,015,554	0.2
61,961	(1)	Powszechny Zaklad Ubezpieczen SA	725,115	0.1
3,594		Santander Bank Polska SA	357,349	0.1
62,524	(1)	Orange Polska SA	112,103	0.0
			6,122,175	1.1

		Qatar: 1.0%
19,312		Barwa Real Estate Co.	181,398	0.0
202,567		Commercial Bank PQSC	255,217	0.1
220,610		Industries Qatar QSC	696,737	0.1
393,910		Masraf Al Rayan	412,194	0.1
446,646		Mesaieed Petrochemical Holding Co.	320,172	0.1
7,810		Ooredoo QPSC	140,305	0.0
63,340		Qatar Electricity & Water Co. QSC	289,823	0.0
47,632		Qatar Fuel QSC	281,830	0.1
15,805		Qatar Insurance Co. SAQ	152,252	0.0
120,652		Qatar Islamic Bank SAQ	549,027	0.1
462,994		Qatar National Bank QPSC	2,420,544	0.4
			5,699,499	1.0

		Romania: 0.1%
37,980		NEPI Rockcastle PLC	348,952	0.1

		Russia: 3.8%
263,030		Alrosa PJSC	357,953	0.1
1,067,283		Gazprom PJSC	3,936,642	0.7
3,496,000		Inter RAO UES PJSC	250,428	0.1
41,353		Lukoil PJSC	3,470,140	0.6
36,599		Magnit PJSC GDR	533,430	0.1
207,700		Magnitogorsk Iron & Steel Works PJSC	147,785	0.0
6,387		MMC Norilsk Nickel PJSC	1,445,503	0.3
50,879		Mobile TeleSystems PJSC ADR	473,684	0.1
132,395		Moscow Exchange MICEX-RTS PJ	188,764	0.0
9,131		Novatek PJSC GDR	1,940,979	0.3
121,430		Novolipetsk Steel PJSC	306,865	0.1
10,978		PhosAgro OJSC GDR	144,075	0.0
19,634		Polymetal International PLC	249,290	0.0
2,676		Polyus PJSC	246,649	0.0
117,926		Rosneft Oil Co. PJSC	773,830	0.1
1,080,732		Sberbank of Russia PJSC	4,068,776	0.7
21,571		Severstal PJSC	364,113	0.1
710,951		Surgutneftegas PJSC	296,246	0.1
153,465		Tatneft PJSC	1,882,156	0.3
320,147,930		VTB Bank PJSC	201,917	0.0
1,245		X5 Retail Group N.V. GDR	42,691	0.0
11,153		X5 Retail Group NV GDR	383,773	0.1
			21,705,689	3.8

		Saudi Arabia: 1.4%
4,257		Advanced Petrochemical Co.	68,106	0.0
63,627		Al Rajhi Bank	1,181,380	0.2
36,594		Alinma Bank	237,853	0.1
12,491		Almarai Co. JSC	175,771	0.0
17,820	(1)	Bank AlBilad	129,242	0.1
15,461		Bank Al-Jazira	62,662	0.0
26,803		Banque Saudi Fransi	302,129	0.1

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Saudi Arabia: (continued)
1,261		Bupa Arabia for Cooperative Insurance Co.	32,380	0.0
2,782	(1)	Co for Cooperative Insurance/The	51,912	0.0
25,111		Dar Al Arkan Real Estate Development Co.	78,607	0.0
16,789	(1)	Emaar Economic City	44,654	0.0
17,996	(1)	Etihad Etisalat Co.	115,402	0.0
2,811		Jarir Marketing Co.	123,822	0.0
62,319		National Commercial Bank	920,573	0.2
14,428	(1)	National Industrialization Co.	65,344	0.0
9,927	(1)	Rabigh Refining & Petrochemical Co.	54,836	0.0
62,382		Riyad Bank	447,088	0.1
17,107		Sahara International Petrochemical Co.	94,530	0.0
50,965		Samba Financial Group	480,906	0.1
1,522		Saudi Airlines Catering Co.	34,658	0.0
8,386		Saudi Arabian Fertilizer Co.	189,546	0.0
20,949	(1)	Saudi Arabian Mining Co.	271,285	0.1
39,145		Saudi Basic Industries Corp.	1,193,708	0.2
18,597		Saudi British Bank/The	205,610	0.1
3,334		Saudi Cement Co.	62,395	0.0
40,640		Saudi Electricity Co.	202,950	0.0
9,989		Saudi Industrial Investment Group	65,833	0.0
34,239	(1)	Saudi Kayan Petrochemical Co.	111,889	0.0
20,639		Saudi Telecom Co.	573,436	0.1
12,562		Savola Group/The	109,530	0.0
11,053		Yanbu National Petrochemical Co.	185,958	0.0
			7,873,995	1.4

		Singapore: 0.0%
20,000	(3)	BOC Aviation Ltd.	167,608	0.0

		South Africa: 5.8%
73,100		Absa Group Ltd.	914,125	0.2
5,379		Anglo American Platinum Ltd.	320,050	0.1
41,604		AngloGold Ashanti Ltd.	745,738	0.1
39,041		Aspen Pharmacare Holdings Ltd.	278,665	0.1
34,173		Bid Corp. Ltd.	744,145	0.1
29,043		Bidvest Group Ltd.	390,824	0.1
4,635		Capitec Bank Holdings Ltd.	427,381	0.1
26,604	(2)	Clicks Group Ltd.	387,756	0.1
40,141		Discovery Ltd.	425,541	0.1
25,320		Exxaro Resources Ltd.	310,051	0.1
338,394		FirstRand Ltd.	1,648,140	0.3
100,660		Fortress REIT Ltd. - Class A	153,223	0.0
23,559		Foschini Group Ltd./The	301,863	0.1
83,535		Gold Fields Ltd.	454,037	0.1
306,650		Growthpoint Properties Ltd.	529,592	0.1
26,982		Investec Ltd.	175,516	0.0
6,334	(2)	Kumba Iron Ore Ltd.	224,549	0.0
9,608		Liberty Holdings Ltd.	72,075	0.0
135,720	(2)	Life Healthcare Group Holdings Ltd.	216,729	0.0
81,007		MMI Holdings Ltd.	109,102	0.0
14,471		Mondi Ltd.	325,336	0.1
25,941	(2)	Mr Price Group Ltd.	365,325	0.1
170,865	(2)	MTN Group Ltd.	1,292,045	0.2
45,017	(1)	MultiChoice Group Ltd.	428,181	0.1
43,897		Naspers Ltd.	10,625,280	1.9
37,811		Nedbank Group Ltd.	680,149	0.1
110,224	(2)	Netcare Ltd.	140,596	0.0
493,997		Old Mutual Ltd.	743,748	0.1
35,484		Pick n Pay Stores Ltd.	173,830	0.0
14,864		PSG Group Ltd.	252,229	0.1
66,163		Rand Merchant Investment Holdings Ltd.	159,675	0.0
569,390		Redefine Properties Ltd.	365,445	0.1
14,412		Reinet Investments SCA	232,454	0.0
54,600		Remgro Ltd.	728,515	0.1
78,260		RMB Holdings Ltd.	469,439	0.1
181,208		Sanlam Ltd.	1,006,181	0.2
52,989		Sappi Ltd.	206,501	0.0
56,629	(2)	Sasol Ltd.	1,408,102	0.3
47,950		Shoprite Holdings Ltd.	535,956	0.1
19,573		Spar Group Ltd.	260,010	0.0
130,195		Standard Bank Group Ltd.	1,818,792	0.3
26,285	(2)	Telkom SA Ltd.	171,904	0.0
16,253	(2)	Tiger Brands Ltd.	258,173	0.0
44,249		Truworths International Ltd.	219,626	0.0
65,437	(2)	Vodacom Group Pty Ltd.	556,024	0.1
101,688		Woolworths Holdings Ltd./South Africa	352,357	0.1
			32,604,975	5.8

		South Korea: 11.5%
3,362		Amorepacific Corp.	480,262	0.1
2,703		AMOREPACIFIC Group	146,138	0.0
737		BGF retail Co. Ltd.	134,679	0.0
25,610		BNK Financial Group, Inc.	166,215	0.0
4,977	(1)	Celltrion Healthcare Co. Ltd.	243,631	0.1
1,347	(1)	Celltrion Pharm, Inc.	56,167	0.0
8,817	(1)	Celltrion, Inc.	1,571,459	0.3
6,562		Cheil Worldwide, Inc.	167,083	0.0
849		CJ CheilJedang Corp.	218,463	0.0
1,365		CJ Corp.	119,570	0.0
1,050		CJ ENM Co. Ltd.	161,060	0.0
729	(1)	CJ Logistics Corp.	85,037	0.0
5,259		Woongjin Coway Co. Ltd.	352,528	0.1
2,879		Daelim Industrial Co., Ltd.	287,105	0.1
14,990	(1)	Daewoo Engineering & Construction Co., Ltd.	64,259	0.0
3,535	(1)	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	100,223	0.0
5,056		DB Insurance Co. Ltd	259,664	0.1
4,199	(1)	Doosan Bobcat, Inc.	132,404	0.0
2,096		E-Mart, Inc.	254,071	0.1
4,905		Fila Korea Ltd.	325,751	0.1

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
5,892		GS Engineering & Construction Corp.	206,203	0.0
5,260		GS Holdings Corp.	233,506	0.1
2,318		GS Retail Co. Ltd.	78,985	0.0
30,677		Hana Financial Group, Inc.	994,313	0.2
7,482		Hankook Tire & Technology Co. Ltd.	227,444	0.1
649		Hanmi Pharm Co. Ltd.	227,374	0.0
1,132		Hanmi Science Co. Ltd.	66,950	0.0
18,264		Hanon Systems Corp.	184,535	0.0
10,768		Hanwha Chemical Corp.	212,188	0.0
3,426		Hanwha Corp.	79,355	0.0
25,036		Hanwha Life Insurance Co. Ltd.	71,093	0.0
1,412	(1)	Helixmith Co. Ltd	206,724	0.0
4,160	(1)	HLB, Inc.	127,730	0.0
1,753		Lotte Chemical Corp.	383,978	0.1
3,123		Hotel Shilla Co. Ltd.	262,842	0.1
2,363		HDC Hyundai Development Co-Engineering & Construction	89,171	0.0
1,163		Hyundai Department Store Co. Ltd.	83,408	0.0
7,933		Hyundai Engineering & Construction Co. Ltd.	368,859	0.1
1,895		Hyundai Glovis Co., Ltd.	264,541	0.1
6,200		Hyundai Marine & Fire Insurance Co., Ltd.	152,816	0.0
6,880	(1)	Hyundai Mobis Co. Ltd.	1,403,681	0.3
15,185		Hyundai Motor Co.	1,842,931	0.3
8,341		Hyundai Steel Co.	302,423	0.1
3,959	(1)	Korea Shipbuilding & Offshore Engineering Co. Ltd.	406,708	0.1
1,006		Hyundai Heavy Industries Holdings Co., Ltd.	282,648	0.1
26,333		Industrial Bank Of Korea	320,604	0.1
2,997	(3)	Orange Life Insurance Ltd.	82,167	0.0
5,059		Kakao Corp.	576,653	0.1
12,087		Kangwon Land, Inc.	316,653	0.1
40,247		KB Financial Group, Inc.	1,595,359	0.3
560		KCC Corp.	133,711	0.0
26,681		Kia Motors Corp.	1,017,849	0.2
7,306		Korea Aerospace Industries Ltd.	227,947	0.0
26,383	(1)	Korea Electric Power Corp.	584,024	0.1
2,311		Korea Gas Corp.	84,565	0.0
4,222		Korea Investment Holdings Co., Ltd.	295,502	0.1
872		Korea Zinc Co., Ltd.	359,656	0.1
4,411		Korean Air Lines Co. Ltd.	110,789	0.0
11,925		KT&G Corp.	1,017,624	0.2
1,780		Kumho Petrochemical Co. Ltd.	150,315	0.0
4,698		LG Chem Ltd.	1,443,857	0.3
9,855		LG Corp.	656,089	0.1
23,781	(1)	LG Display Co., Ltd.	368,610	0.1
10,833		LG Electronics, Inc.	745,377	0.1
957		LG Household & Health Care Ltd.	1,089,990	0.2
1,335		LG Innotek Co. Ltd.	126,490	0.0
10,320		LG Uplus Corp.	129,580	0.0
2,452	(1)	Lotte Corp.	93,567	0.0
1,106		Lotte Shopping Co. Ltd.	153,928	0.0
430		Medy-Tox, Inc.	167,827	0.0
19,572		Meritz Securities Co. Ltd.	90,912	0.0
39,818		Mirae Asset Daewoo Co., Ltd.	282,756	0.1
14,090		NAVER Corp.	1,392,527	0.3
1,668		NCSoft Corp.	690,014	0.1
2,548	(1),(3)	Netmarble Corp.	249,526	0.1
13,393		NH Investment & Securities Co., Ltd.	168,580	0.0
1,804		OCI Co. Ltd.	146,080	0.0
2,302		Orion Corp./Republic of Korea	184,560	0.0
96		Ottogi Corp.	56,935	0.0
20,810	(1)	Pan Ocean Co. Ltd.	83,766	0.0
585	(1)	Pearl Abyss Corp.	107,729	0.0
7,963		POSCO	1,690,426	0.3
2,136		POSCO Chemtech Co. Ltd.	99,328	0.0
4,177		Posco International Corp.	66,524	0.0
1,580		S-1 Corp.	133,554	0.0
1,663	(1),(3)	Samsung Biologics Co. Ltd.	461,560	0.1
8,688		Samsung C&T Corp.	720,777	0.1
2,476		Samsung Card Co.	81,915	0.0
5,685		Samsung Electro-Mechanics Co. Ltd.	483,710	0.1
477,988		Samsung Electronics Co., Ltd.	19,463,835	3.4
3,171		Samsung Fire & Marine Insurance Co. Ltd.	736,005	0.1
44,757	(1)	Samsung Heavy Industries Co., Ltd.	316,779	0.1
7,317		Samsung Life Insurance Co. Ltd.	530,181	0.1
5,560		Samsung SDI Co., Ltd.	1,140,714	0.2
3,544		Samsung SDS Co. Ltd.	660,636	0.1
6,263		Samsung Securities Co. Ltd.	212,438	0.0
15,671	(1)	Samsung Engineering Co. Ltd.	233,203	0.0
45,595		Shinhan Financial Group Co., Ltd.	1,773,376	0.3
725		Shinsegae, Inc.	189,246	0.0
5,990	(1)	SillaJen, Inc.	256,840	0.1
3,588		SK Holdings Co. Ltd.	722,006	0.1
54,807		SK Hynix, Inc.	3,296,608	0.6
5,698		SK Innovation Co. Ltd.	785,411	0.1
2,062		SK Telecom Co., Ltd.	462,528	0.1
4,584		S-Oil Corp.	332,939	0.1
49,669		Woori Financial Group, Inc.	604,458	0.1
881		Yuhan Corp.	186,643	0.0
			65,029,933	11.5

		Taiwan: 10.6%
284,462		Acer, Inc.	176,805	0.0
34,694		Advantech Co. Ltd.	295,457	0.1
11,000		Airtac International Group	123,627	0.0
354,243		ASE Industrial Holding Co. Ltd.	707,037	0.1
218,356		Asia Cement Corp.	334,611	0.1
72,000		Asustek Computer, Inc.	516,803	0.1
869,000		AU Optronics Corp.	260,344	0.1

See Accompanying Notes to Financial Statements

16

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
67,000		Catcher Technology Co., Ltd.	481,359	0.1
765,611		Cathay Financial Holding Co., Ltd.	1,060,433	0.2
117,710		Chailease Holding Co. Ltd.	487,790	0.1
550,770		Chang Hwa Commercial Bank Ltd.	371,644	0.1
188,650		Cheng Shin Rubber Industry Co. Ltd.	243,696	0.1
53,816		Chicony Electronics Co. Ltd.	132,657	0.0
191,000		China Airlines Ltd.	60,486	0.0
1,309,000		China Development Financial Holding Corp.	399,561	0.1
247,827		China Life Insurance Co., Ltd.	198,354	0.0
1,201,535		China Steel Corp.	965,655	0.2
1,869,170		CTBC Financial Holding Co. Ltd.	1,285,264	0.2
380,000		Chunghwa Telecom Co., Ltd.	1,382,163	0.3
435,000		Compal Electronics, Inc.	285,335	0.1
196,703		Delta Electronics, Inc.	999,732	0.2
985,273		E.Sun Financial Holding Co., Ltd.	825,261	0.2
18,386		Eclat Textile Co. Ltd.	235,571	0.1
190,335		Eva Airways Corp.	91,521	0.0
182,966		Evergreen Marine Corp. Taiwan Ltd	73,394	0.0
321,685		Far Eastern New Century Corp.	347,549	0.1
161,000		Far EasTone Telecommunications Co., Ltd.	405,727	0.1
29,312		Feng TAY Enterprise Co., Ltd.	228,965	0.0
1,008,942		First Financial Holding Co., Ltd.	741,100	0.1
355,600		Formosa Chemicals & Fibre Co.	1,181,648	0.2
124,000		Formosa Petrochemical Corp.	442,819	0.1
448,600		Formosa Plastics Corp.	1,655,622	0.3
68,000		Formosa Taffeta Co. Ltd.	85,678	0.0
89,849		Foxconn Technology Co., Ltd.	182,697	0.0
678,000		Fubon Financial Holding Co., Ltd.	1,001,916	0.2
29,000		Giant Manufacturing Co., Ltd.	227,409	0.0
22,000		Globalwafers Co. Ltd.	223,818	0.0
73,300		Highwealth Construction Corp.	116,753	0.0
22,249		Hiwin Technologies Corp.	186,831	0.0
1,252,170		HON HAI Precision Industry Co., Ltd.	3,124,058	0.6
30,000		Hotai Motor Co. Ltd.	491,636	0.1
771,824		Hua Nan Financial Holdings Co. Ltd.	518,363	0.1
824,439		Innolux Corp.	194,936	0.0
248,000		Inventec Co., Ltd.	197,157	0.0
10,000		Largan Precision Co. Ltd.	1,248,936	0.2
213,538		Lite-On Technology Corp.	312,965	0.1
151,820		MediaTek, Inc.	1,537,750	0.3
1,098,826		Mega Financial Holdings Co., Ltd.	1,093,705	0.2
65,000		Micro-Star International Co., Ltd.	184,871	0.0
522,890		Nan Ya Plastics Corp.	1,324,058	0.2
120,000		Nanya Technology Corp.	249,484	0.1
14,000		Nien Made Enterprise Co. Ltd.	105,422	0.0
58,000		Novatek Microelectronics Corp., Ltd.	323,648	0.1
198,000		Pegatron Corp.	343,267	0.1
13,000		Phison Electronics Corp.	118,629	0.0
225,000		Pou Chen Corp.	279,043	0.1
72,000		Powertech Technology, Inc.	176,447	0.0
58,000		President Chain Store Corp.	561,315	0.1
279,000		Quanta Computer, Inc.	543,065	0.1
48,760		Realtek Semiconductor Corp.	359,131	0.1
43,819		Ruentex Development Co. Ltd.	62,706	0.0
27,048		Ruentex Industries Ltd.	65,887	0.0
312,000		Shanghai Commercial & Savings Bank Ltd./The	565,303	0.1
1,053,943		Shin Kong Financial Holding Co., Ltd.	320,309	0.1
1,108,454		SinoPac Financial Holdings Co., Ltd.	465,959	0.1
33,914		Standard Foods Corp.	66,301	0.0
129,800		Synnex Technology International Corp.	163,244	0.0
15,000	(1)	TaiMed Biologics, Inc.	76,828	0.0
970,598		Taishin Financial Holdings Co., Ltd.	447,167	0.1
361,326		Taiwan Business Bank	159,015	0.0
468,900		Taiwan Cement Corp.	695,097	0.1
905,420		Taiwan Cooperative Financial Holding Co. Ltd.	606,816	0.1
192,000		Taiwan High Speed Rail Corp.	282,648	0.1
163,000		Taiwan Mobile Co., Ltd.	642,879	0.1
2,464,000		Taiwan Semiconductor Manufacturing Co., Ltd.	18,845,618	3.3
175,000	(1)	Tatung Co., Ltd.	105,822	0.0
489,209		Uni-President Enterprises Corp.	1,303,097	0.2
1,206,000		United Microelectronics Corp.	543,377	0.1
89,000		Vanguard International Semiconductor Corp.	187,409	0.0
30,000		Walsin Technology Corp.	159,393	0.0
34,000		Win Semiconductors Corp.	218,875	0.0
278,000		Winbond Electronics Corp.	136,264	0.0
284,382		Wistron Corp.	222,125	0.0
152,280		WPG Holdings Ltd.	197,919	0.0
25,537		Yageo Corp.	218,161	0.0
1,001,586		Yuanta Financial Holding Co., Ltd.	602,072	0.1

See Accompanying Notes to Financial Statements

17

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
41,000		Zhen Ding Technology Holding Ltd.	131,168	0.0
			59,802,437	10.6

		Thailand: 2.9%
122,100		Advanced Info Service PCL	868,817	0.2
433,800		Airports of Thailand PCL	1,040,166	0.2
46,700		Bangkok Bank PCL - Foreign Reg	300,144	0.1
957,300		Bangkok Dusit Medical Services PCL	811,869	0.1
788,000		Bangkok Expressway & Metro PCL	293,027	0.1
413,900		Banpu PCL (Foreign)	202,669	0.0
118,600		Berli Jucker PCL	195,424	0.0
635,300		BTS Group Holdings PCL	248,502	0.0
41,500		Bumrungrad Hospital PCL	228,735	0.0
230,700		Central Pattana PCL	564,418	0.1
390,000		Charoen Pokphand Foods PCL	359,409	0.1
592,200		CP ALL PCL (Foreign)	1,662,183	0.3
28,300		Electricity Generating PCL	300,050	0.1
167,600	(2)	Energy Absolute PCL	304,824	0.1
50,200		Gulf Energy Development PCL	201,400	0.0
590,451		Home Product Center PCL	337,120	0.1
173,300		Indorama Ventures PCL	265,811	0.1
206,900		Intouch Holdings PCL	423,515	0.1
1,056,200		IRPC PCL	172,445	0.0
3,900		Kasikornbank PCL	23,921	0.0
199,900		Kasikornbank PCL - Foreign	1,226,084	0.2
356,600		Krung Thai Bank PCL	226,819	0.0
723,600		Land & House Pub Co. Ltd.	262,086	0.1
278,500		Minor International PCL (Foreign)	372,338	0.1
56,900		Muangthai Capital PCL	104,916	0.0
237,300		PTT Global Chemical PCL (Foreign)	495,706	0.1
144,000		PTT Exploration & Production PCL	635,787	0.1
1,156,700		PTT PCL (Foreign)	1,841,890	0.3
61,200		Ratch Group PCL	133,259	0.0
43,700	(2)	Robinson PCL	80,249	0.0
78,100		Siam Cement PCL	1,202,106	0.2
89,500		Siam Commercial Bank PCL	407,318	0.1
115,600		Thai Oil PCL	251,097	0.0
314,600		Thai Union Group PCL	187,800	0.0
886,000		TMB Bank PCL	56,646	0.0
63,300		Total Access Communication PCL	109,359	0.0
1,120,690		True Corp. PCL	213,928	0.0
			16,611,837	2.9

		Turkey: 0.5%
295,541	(1)	Akbank Turk AS	349,778	0.1
17,464		Anadolu Efes Biracilik Ve Malt Sanayii AS	59,988	0.0
16,119	(1)	Arcelik A/S	54,067	0.0
31,759		Aselsan Elektronik Sanayi Ve Ticaret AS	98,513	0.0
21,842		BIM Birlesik Magazalar AS	300,443	0.1
138,374		Eregli Demir ve Celik Fabrikalari TAS	187,941	0.0
6,537		Ford Otomotiv Sanayi AS	70,514	0.0
89,560		Haci Omer Sabanci Holding AS	132,735	0.0
76,840		KOC Holding AS	231,889	0.0
16,489		TAV Havalimanlari Holding AS	76,794	0.0
12,727		Tupras Turkiye Petrol Rafine	252,440	0.1
53,561	(1)	Turk Hava Yollari	119,028	0.0
111,623		Turkcell Iletisim Hizmet AS	246,453	0.1
237,911	(1)	Turkiye Garanti Bankasi A/S	373,587	0.1
155,472	(1)	Turkiye Is Bankasi	162,139	0.0
51,680		Turk Sise Ve Cam Fabrikalari	46,287	0.0
			2,762,596	0.5

		United Arab Emirates: 0.7%
289,720		Abu Dhabi Commercial Bank PJSC	654,663	0.1
398,810		Aldar Properties PJSC	205,597	0.0
16,997		DP World Ltd.	270,252	0.1
172,936		Dubai Islamic Bank PJSC	242,221	0.1
78,697		Emaar Development PJSC	85,914	0.0
222,455		Emaar Malls PJSC	122,905	0.0
370,794		Emaar Properties PJSC	447,249	0.1
180,073		Emirates Telecommunications Group Co. PJSC	817,723	0.1
280,879		First Abu Dhabi Bank PJSC	1,138,545	0.2
			3,985,069	0.7

	Total Common Stock (Cost $508,168,180)		535,279,853	94.6

PREFERRED STOCK: 3.6%
		Brazil: 2.8%
403,205		Banco Bradesco SA	3,972,251	0.7
17,800		Braskem SA	163,030	0.0
23,400		Centrais Eletricas Brasileiras SA	218,768	0.0
16,100		Cia Brasileira de Distribuicao	396,216	0.1
91,959		Cia Energetica de Minas Gerais	355,867	0.1
109,800		Gerdau SA	433,201	0.1
485,025		Itau Unibanco Holding S.A.	4,573,694	0.8
442,687		Investimentos Itau SA	1,489,477	0.3
75,760		Lojas Americanas SA	325,930	0.1
419,900		Petroleo Brasileiro SA	2,984,172	0.5
45,600		Telefonica Brasil SA	594,826	0.1
			15,507,432	2.8

		Chile: 0.1%
30,787		Embotelladora Andina SA	111,171	0.0

See Accompanying Notes to Financial Statements

18

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Chile: (continued)
11,569		Sociedad Quimica y Minera de Chile SA	359,384	0.1
			470,555	0.1

		Colombia: 0.0%
345,169		Grupo Aval Acciones y Valores	138,025	0.0
9,812		Grupo de Inversiones Suramericana SA	96,608	0.0
			234,633	0.0

		Russia: 0.1%
712,323		Surgutneftegas PJSC	480,241	0.1
38		Transneft PJSC	99,445	0.0
			579,686	0.1

		South Korea: 0.6%
622		Amorepacific Corp.	46,525	0.0
383	(1),(4)	CJ Corp.	12,162	0.0
1,986		Hyundai Motor Co.	136,156	0.0
3,664		Hyundai Motor Co.- Series 2	274,114	0.1
187		LG Household & Health Care Ltd.	130,605	0.0
628		LG Chem Ltd.	106,495	0.0
82,401		Samsung Electronics Co., Ltd.	2,732,777	0.5
			3,438,834	0.6

	Total Preferred Stock (Cost $16,952,954)		20,231,140	3.6

RIGHTS: 0.0%
		Chile: 0.0%
1,145,010	(1)	Enel Americas SA	16,898	0.0

		China: –%
3,223	(1),(4)	Zhengqi Financial Investment Holding Co. Ltd.	–	–

		South Korea: 0.0%
114	(1)	Helixmith Co. Ltd	3,528	0.0

		Taiwan: –%
28,687	(1)	China Life Insurance Co., Ltd.	–	–

	Total Rights (Cost $–)		20,426	0.0

WARRANTS: 0.0%
		Thailand: 0.0%
13,705	(1)	Minor International PCL	2,480	0.0

	Total Warrants (Cost $–)		2,480	0.0

	Total Long-Term Investments (Cost $525,121,134)		555,533,899	98.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
		Repurchase Agreements(6): 1.6%
2,152,280	(6)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,152,722, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,195,326, due 06/01/46-07/01/49)	2,152,280	0.4
653,185	(6)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $653,320, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $666,557, due 03/31/23-08/15/44)	653,185	0.1
2,152,280	(6)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,152,722, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,195,326, due 07/02/19-01/20/63)	2,152,280	0.4
2,152,280	(6)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,152,724, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,195,326, due 07/02/19-01/20/49)	2,152,280	0.3

See Accompanying Notes to Financial Statements

19

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(6): (continued)
2,152,280	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,152,724, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,195,326, due 07/18/19-09/09/49)	2,152,280	0.4
			9,262,305	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
3,651,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $3,651,000)	3,651,000	0.7

	Total Short-Term Investments (Cost $12,913,305)	12,913,305	2.3

	Total Investments in Securities (Cost $538,034,439)	$568,447,204	100.5
	Liabilities in Excess of Other Assets	(2,799,839)	(0.5)
	Net Assets	$565,647,365	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

20

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Australia: 2.2%
119,831		BHP Group PLC	$3,064,612	2.2

		Bermuda: 0.2%
16,052		Hiscox Ltd.	344,881	0.2

		Germany: 0.2%
25,092		TUI AG	246,369	0.2

		Ireland: 0.9%
5,667		DCC PLC	505,563	0.4
4,416		Flutter Entertainment PLC	332,720	0.2
13,699		Smurfit Kappa PLC	414,570	0.3
			1,252,853	0.9

		Mexico: 0.1%
10,626		Fresnillo PLC	117,607	0.1

		Netherlands: 10.9%
252,220		Royal Dutch Shell PLC - Class A	8,231,882	5.9
216,010		Royal Dutch Shell PLC - Class B	7,077,959	5.0
			15,309,841	10.9

		Switzerland: 1.9%
11,197		Coca-Cola HBC AG	422,970	0.3
642,993		Glencore PLC	2,225,359	1.6
			2,648,329	1.9

		United Arab Emirates: 0.1%
4,971	(1)	NMC Health PLC	152,092	0.1

		United Kingdom: 80.3%
54,879		3i Group PLC	776,427	0.6
11,852		Admiral Group PLC	332,344	0.2
56,901		Anglo American PLC	1,625,578	1.2
19,945		Antofagasta PLC	235,594	0.2
26,862		Ashtead Group PLC	769,635	0.5
20,033		Associated British Foods PLC	627,141	0.4
75,643		AstraZeneca PLC	6,183,964	4.4
52,357	(2)	Auto Trader Group PLC	364,656	0.3
3,659		AVEVA Group PLC	187,766	0.1
225,043		Aviva PLC	1,191,958	0.8
184,472		BAE Systems PLC	1,159,389	0.8
990,503		Barclays PLC	1,883,994	1.3
58,094		Barratt Developments PLC	422,751	0.3
6,901		Berkeley Group Holdings PLC	327,063	0.2
1,148,011		BP PLC	7,997,952	5.7
131,538		British American Tobacco PLC	4,592,789	3.3
54,587		British Land Co. PLC	373,597	0.3
480,751		BT Group PLC	1,202,042	0.9
19,380		Bunzl PLC	511,363	0.4
23,511		Burberry Group PLC	557,264	0.4
9,238		Carnival PLC	406,551	0.3
329,236		Centrica PLC	367,022	0.3
91,315		Compass Group PLC	2,188,990	1.6
46,520		CRH PLC - London	1,520,320	1.1
7,156		Croda International PLC	465,473	0.3
134,612		Diageo PLC	5,793,758	4.1
79,306		Direct Line Insurance Group PLC	334,298	0.2
73,420		DS Smith PLC	338,707	0.2
31,501		Evraz PLC	266,731	0.2
52,295		Experian PLC	1,583,998	1.1
13,375	(3)	Ferguson PLC	952,169	0.7
282,455		GlaxoSmithKline PLC	5,661,786	4.0
21,831		Halma PLC	560,679	0.4
15,551		Hargreaves Lansdown PLC	379,962	0.3
1,166,934		HSBC Holdings PLC	9,739,574	6.9
54,896		Imperial Brands PLC	1,288,148	0.9
71,825		Informa PLC	761,697	0.5
10,482		InterContinental Hotels Group PLC	689,403	0.5
91,410	(1)	International Consolidated Airlines Group SA	554,191	0.4
9,298		Intertek Group PLC	650,026	0.5
214,693		ITV PLC	294,441	0.2
93,597		J Sainsbury PLC	232,589	0.2
20,777		JD Sports Fashion PLC	154,786	0.1
10,945		Johnson Matthey PLC	462,730	0.3
33,199	(3)	Just Eat PLC	263,293	0.2
121,659		Kingfisher PLC	331,605	0.2
41,063		Land Securities Group PLC	434,971	0.3
341,157		Legal & General Group PLC	1,168,813	0.8
4,070,375		Lloyds Banking Group Plc	2,923,435	2.1
18,050		London Stock Exchange Group PLC	1,257,808	0.9
112,396		Marks & Spencer Group PLC	300,516	0.2
277,255		Melrose Industries PLC	637,345	0.5
19,447		Micro Focus International PLC	511,458	0.4
21,118		Mondi PLC	480,651	0.3
196,505		National Grid PLC	2,089,812	1.5
7,531		Next PLC	527,375	0.4
26,073	(3)	Ocado Group PLC	386,507	0.3
44,919		Pearson PLC	467,341	0.3
18,263		Persimmon PLC	463,972	0.3
30,310		Phoenix Group Holdings PLC	273,346	0.2
149,787		Prudential PLC	3,270,008	2.3
36,242		Reckitt Benckiser Group PLC	2,861,487	2.0
108,319		Relx PLC (GBP Exchange)	2,627,228	1.9
106,648		Rentokil Initial PLC	538,434	0.4
50,900		Rightmove PLC	346,276	0.2
63,369		Rio Tinto PLC	3,922,117	2.8
97,940		Rolls-Royce Holdings PLC	1,046,291	0.7
261,758		Royal Bank of Scotland Group PLC	730,075	0.5
59,335		RSA Insurance Group PLC	434,841	0.3
62,631		Sage Group PLC/The	638,750	0.5

See Accompanying Notes to Financial Statements

21

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: (continued)
6,435	Schroders PLC	249,636	0.2
59,650	SSE PLC	850,215	0.6
62,815	Segro PLC	583,209	0.4
13,690	Severn Trent PLC	356,144	0.3
50,434	Smith & Nephew PLC	1,095,159	0.8
22,827	Smiths Group PLC	454,170	0.3
4,232	Spirax-Sarco Engineering PLC	494,047	0.4
30,151	St. James's Place PLC	420,983	0.3
155,933	Standard Chartered PLC	1,414,608	1.0
138,989	Standard Life Aberdeen PLC	520,037	0.4
187,580	Taylor Wimpey PLC	376,409	0.3
557,468	Tesco PLC	1,607,004	1.1
62,776	Unilever PLC	3,896,851	2.8
39,316	United Utilities Group PLC	391,348	0.3
1,546,982	Vodafone Group PLC	2,535,610	1.8
10,008	Whitbread PLC	588,850	0.4
127,160	WM Morrison Supermarkets PLC	325,488	0.2
70,448	WPP PLC	887,399	0.6
		112,952,218	80.3

	Total Common Stock (Cost $135,969,112)	136,088,802	96.8

PREFERRED STOCK: 0.0%
	United Kingdom: 0.0%
11,184,488	(3) Rolls-Royce Holdings PLC - C Shares	14,204	0.0

	Total Preferred Stock (Cost $14,420)	14,204	0.0

CLOSED-END FUNDS: 0.4%
	United Kingdom: 0.4%
85,219	Scottish Mortgage Investment Trust PLC	575,447	0.4

	Total Closed-End Funds (Cost $423,551)	575,447	0.4

	Total Long-Term Investments (Cost $136,407,083)	136,678,453	97.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.5%
		Repurchase Agreements(4): 0.8%
1,000,000	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,020,000, due 06/01/46-07/01/49)	1,000,000	0.7
133,029	(4)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $133,056, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $135,690, due 07/18/19-09/09/49)	133,029	0.1
			1,133,029	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.7%
5,208,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $5,208,000)	5,208,000	3.7

	Total Short-Term Investments (Cost $6,341,029)	6,341,029	4.5

	Total Investments in Securities (Cost $142,748,112)	$143,019,482	101.7
	Liabilities in Excess of Other Assets	(2,449,477)	(1.7)
	Net Assets	$140,570,005	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

22

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.2%
		Australia: 7.2%
72,656		AGL Energy Ltd.	$1,021,795	0.1
269,208		Alumina Ltd.	441,890	0.0
325,794		AMP Ltd.	485,982	0.0
130,705		APA Group	991,176	0.1
63,756		Aristocrat Leisure Ltd.	1,378,161	0.1
21,595		ASX Ltd.	1,251,149	0.1
220,259		Aurizon Holdings Ltd.	836,141	0.1
187,517		AusNet Services	247,122	0.0
314,815		Australia & New Zealand Banking Group Ltd.	6,248,871	0.4
43,651		Bank of Queensland Ltd.	292,296	0.0
53,530		Bendigo and Adelaide Bank Ltd.	435,707	0.0
874,585	(1),(2)	BGP Holdings PLC	–	–
324,747		BHP Group Ltd.	9,439,930	0.6
232,695		BHP Group PLC	5,951,047	0.4
59,023		BlueScope Steel Ltd.	501,870	0.0
128,741		Boral Ltd.	464,293	0.0
176,665		Brambles Ltd.	1,599,986	0.1
28,795		Caltex Australia Ltd.	501,240	0.0
60,417		Challenger Ltd.	282,006	0.0
10,297		CIMIC Group Ltd.	323,794	0.0
53,547		Coca-Cola Amatil Ltd.	384,415	0.0
6,389		Cochlear Ltd.	930,212	0.1
125,734	(2)	Coles Group Ltd.	1,180,534	0.1
194,770		Commonwealth Bank of Australia	11,333,383	0.7
50,891		Computershare Ltd.	580,398	0.0
40,143		Crown Resorts Ltd.	350,867	0.0
49,963		CSL Ltd.	7,565,592	0.5
120,421		Dexus	1,098,561	0.1
6,154	(3)	Domino's Pizza Enterprises Ltd.	162,637	0.0
5,578		Flight Centre Travel Group Ltd.	162,715	0.0
152,917		Fortescue Metals Group Ltd.	972,489	0.1
181,101		Goodman Group	1,914,198	0.1
213,148		GPT Group	920,981	0.1
60,864	(3)	Harvey Norman Holdings Ltd.	174,167	0.0
176,282		Incitec Pivot Ltd.	422,490	0.0
256,390		Insurance Australia Group Ltd.	1,488,591	0.1
62,698		Lend Lease Corp., Ltd.	572,929	0.0
35,719		Macquarie Group Ltd.	3,150,634	0.2
304,120		Medibank Pvt Ltd.	746,222	0.0
430,027		Mirvac Group	946,634	0.1
301,797		National Australia Bank Ltd.	5,668,983	0.4
85,121		Newcrest Mining Ltd.	1,912,347	0.1
152,328		Oil Search Ltd.	759,635	0.0
41,652		Orica Ltd.	593,461	0.0
195,298		Origin Energy Ltd.	1,004,244	0.1
147,154		QBE Insurance Group Ltd.	1,224,199	0.1
15,585		Ramsay Health Care Ltd.	791,228	0.1
5,534	(3)	REA Group Ltd.	373,838	0.0
40,971		Rio Tinto Ltd.	3,000,112	0.2
196,151		Santos Ltd.	979,293	0.1
582,605		Scentre Group	1,572,322	0.1
36,813		Seek Ltd.	547,936	0.0
48,027		Sonic Healthcare Ltd.	915,105	0.1
319,683		South32 Ltd. - AUD	716,614	0.0
242,587		South32 Ltd. - GBP	538,546	0.0
265,161		Stockland	777,464	0.1
144,186		Suncorp Group Ltd.	1,365,382	0.1
120,265		Sydney Airport	679,436	0.0
212,917		Tabcorp Holdings Ltd.	665,240	0.0
459,708		Telstra Corp., Ltd.	1,243,099	0.1
38,164		TPG Telecom Ltd.	172,724	0.0
296,178		Transurban Group - Stapled Security	3,066,749	0.2
79,618		Treasury Wine Estates Ltd.	836,188	0.1
360,071		Vicinity Centres	619,939	0.0
12,746		Washington H Soul Pattinson & Co. Ltd.	197,094	0.0
124,870		Wesfarmers Ltd.	3,174,220	0.2
379,014		Westpac Banking Corp.	7,553,845	0.5
103,528		Woodside Petroleum Ltd.	2,655,345	0.2
138,669		Woolworths Group Ltd	3,238,087	0.2
35,261		WorleyParsons Ltd.	366,548	0.0
			114,962,328	7.2

		Austria: 0.2%
7,974	(3)	Andritz AG	300,212	0.0
33,293		Erste Group Bank AG	1,234,643	0.1
16,258		OMV AG	792,491	0.1
16,270		Raiffeisen International Bank Holding AG	382,031	0.0
7,355		Verbund - Oesterreichische Elektrizitaetswirtschafts AG	385,297	0.0
12,568	(3)	Voestalpine AG	388,537	0.0
			3,483,211	0.2

		Belgium: 0.9%
20,136		Ageas	1,047,885	0.1
83,757		Anheuser-Busch InBev SA/NV	7,411,689	0.5
6,481		Colruyt S.A.	376,247	0.0
8,983		Groupe Bruxelles Lambert S.A.	882,590	0.1
27,628		KBC Group NV	1,813,097	0.1
16,396		Proximus SADP	484,580	0.0
8,210	(3)	Solvay S.A.	852,614	0.0
5,267		Telenet Group Holding NV	293,491	0.0
13,996		UCB S.A.	1,161,523	0.1
21,846	(3)	Umicore SA	701,074	0.0
			15,024,790	0.9

		China: 0.1%
3,892	(2),(3)	BeiGene Ltd. ADR	482,413	0.0
410,417		BOC Hong Kong Holdings Ltd.	1,615,873	0.1
			2,098,286	0.1

		Denmark: 1.6%
408		AP Moller - Maersk A/S - Class A	474,485	0.0
731		AP Moller - Maersk A/S - Class B	909,596	0.1

See Accompanying Notes to Financial Statements

23

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Denmark: (continued)
11,864		Carlsberg A/S	1,574,321	0.1
11,354		Chr Hansen Holding A/S	1,068,470	0.1
13,165		Coloplast A/S	1,488,156	0.1
74,253		Danske Bank A/S	1,176,413	0.1
19,714		DSV A/S	1,941,237	0.1
6,801	(2)	Genmab A/S	1,250,552	0.1
7,593		H Lundbeck A/S	300,753	0.0
17,660		ISS A/S	533,911	0.0
189,564		Novo Nordisk A/S	9,682,400	0.6
24,286		Novozymes A/S	1,132,379	0.1
20,936	(4)	Orsted A/S	1,811,152	0.1
11,488		Pandora A/S	408,651	0.0
12,934		Tryg A/S	420,878	0.0
21,574		Vestas Wind Systems A/S	1,869,036	0.1
11,944	(2),(3)	Demant A/S	371,758	0.0
			26,414,148	1.6

		Finland: 1.1%
15,717		Elisa OYJ	766,879	0.0
48,946		Fortum OYJ	1,081,786	0.1
37,372		Kone OYJ	2,206,942	0.1
11,281		Metso Oyj	443,977	0.0
45,968		Neste OYJ	1,562,795	0.1
449,136		Nokia OYJ - Finland	2,237,054	0.1
172,697		Nokia OYJ - France	861,757	0.1
12,771		Nokian Renkaat OYJ	398,843	0.0
335,633		Nordea Bank Abp	2,437,095	0.2
11,259		Orion Oyj	412,878	0.0
48,974		Sampo OYJ	2,311,791	0.1
60,829		Stora Enso OYJ	715,816	0.1
59,080		UPM-Kymmene OYJ	1,571,944	0.1
49,081		Wartsila OYJ	712,647	0.1
			17,722,204	1.1

		France: 10.1%
20,331		Accor S.A.	872,719	0.1
3,254		Aeroports de Paris	574,113	0.0
47,256		Air Liquide SA	6,609,622	0.4
17,120		Alstom SA	793,522	0.1
6,519	(4)	Amundi SA	455,155	0.0
7,591		Arkema SA	705,693	0.0
10,610		Atos SE	886,434	0.1
213,725	(3)	AXA S.A.	5,612,787	0.4
4,416		BioMerieux	365,904	0.0
124,162		BNP Paribas	5,885,937	0.4
96,721		Bollore SA	426,774	0.0
24,358	(3)	Bouygues SA	902,050	0.1
29,121		Bureau Veritas SA	718,789	0.0
17,542		Capgemini SE	2,181,052	0.1
65,642	(3)	Carrefour S.A.	1,267,413	0.1
5,895	(3)	Casino Guichard Perrachon S.A.	201,096	0.0
54,170		Cie de Saint-Gobain	2,115,327	0.1
18,870		Cie Generale des Etablissements Michelin SCA	2,385,951	0.2
18,187		CNP Assurances	412,815	0.0
126,935		Credit Agricole SA	1,514,680	0.1
67,769		Danone	5,738,153	0.4
266		Dassault Aviation SA	382,320	0.0
14,447		Dassault Systemes SE	2,304,373	0.1
26,501		Edenred	1,350,610	0.1
8,631		Eiffage SA	852,998	0.1
66,519		Electricite de France SA	838,662	0.1
201,848	(3)	Engie SA	3,060,722	0.2
30,984		EssilorLuxottica SA	4,037,895	0.3
4,620		Eurazeo SE	321,932	0.0
1,267	(3)	Eurofins Scientific SE	559,078	0.0
19,162	(3)	Eutelsat Communications	357,871	0.0
8,369	(3)	Faurecia SA	388,170	0.0
4,847		Covivio	507,336	0.0
5,014		Gecina S.A.	750,307	0.1
48,786		Getlink SE	781,478	0.1
3,504		Hermes International	2,526,031	0.2
3,491	(3)	ICADE	319,951	0.0
2,864		Iliad SA	321,620	0.0
3,802	(3)	Imerys SA	201,550	0.0
6,593		Ingenico Group SA	583,490	0.0
4,162		Ipsen SA	567,679	0.0
8,023		JC Decaux SA	242,946	0.0
8,359		Kering SA	4,933,675	0.3
22,475		Klepierre SA	752,978	0.1
29,665		Legrand S.A.	2,168,773	0.1
27,790		L'Oreal S.A.	7,901,481	0.5
30,556		LVMH Moet Hennessy Louis Vuitton SE	12,990,138	0.8
103,308		Natixis SA	415,979	0.0
220,552	(3)	Orange SA	3,478,789	0.2
23,458		Pernod Ricard SA	4,320,412	0.3
64,971		Peugeot S.A.	1,599,097	0.1
23,488		Publicis Groupe	1,239,716	0.1
2,376	(3)	Remy Cointreau SA	342,582	0.0
21,262	(3)	Renault S.A.	1,336,748	0.1
36,095		Safran S.A.	5,280,403	0.3
123,490		Sanofi	10,672,292	0.7
3,014		Sartorius Stedim Biotech	475,257	0.0
60,681		Schneider Electric SE	5,490,593	0.3
18,039		SCOR SE	790,809	0.1
2,453		SEB SA	441,300	0.0
2,687		Societe BIC S.A.	204,683	0.0
84,908		Societe Generale	2,143,026	0.1
9,798		Sodexo SA	1,145,326	0.1
37,901		SUEZ	546,904	0.0
6,416		Teleperformance	1,285,491	0.1
11,768		Thales S.A.	1,453,608	0.1
261,823		Total SA	14,686,644	0.9
9,231	(2)	UbiSoft Entertainment	721,944	0.0
15,179		Unibail-Rodamco-Westfield	2,274,011	0.1
26,629		Valeo SA	866,932	0.1
59,611		Veolia Environnement	1,451,552	0.1
56,007		Vinci SA	5,719,755	0.4
100,809	(3)	Vivendi SA	2,766,470	0.2
2,949	(3)	Wendel	402,028	0.0
8,778	(2),(4)	Worldline SA/France	637,761	0.0
			162,820,162	10.1

		Germany: 7.9%
19,909		Adidas AG	6,159,250	0.4
46,651		Allianz SE	11,251,115	0.7
86,550	(3)	Aroundtown SA	714,055	0.1
5,110	(3)	Axel Springer AG	359,966	0.0
101,380		BASF SE	7,375,318	0.5
102,498		Bayer AG	7,109,293	0.4
36,905		Bayerische Motoren Werke AG	2,727,925	0.2
11,152		Beiersdorf AG	1,337,193	0.1
17,190		Brenntag AG	843,470	0.1
4,239		Carl Zeiss Meditec AG	418,094	0.0
111,245		Commerzbank AG	798,886	0.1
12,184		Continental AG	1,774,222	0.1
19,255	(4)	Covestro AG	980,264	0.1

See Accompanying Notes to Financial Statements

24

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Germany: (continued)
100,309		Daimler AG	5,594,415	0.4
12,157	(2),(4)	Delivery Hero SE	551,835	0.0
217,688		Deutsche Bank AG	1,678,607	0.1
20,866		Deutsche Boerse AG	2,945,653	0.2
26,382		Deutsche Lufthansa AG	452,341	0.0
109,364		Deutsche Post AG	3,597,728	0.2
368,024		Deutsche Telekom AG	6,375,888	0.4
39,247		Deutsche Wohnen SE	1,438,133	0.1
5,560		1&1 Drillisch AG	185,520	0.0
243,425		E.ON AG	2,641,191	0.2
18,696		Evonik Industries AG	544,762	0.0
4,369		Fraport AG Frankfurt Airport Services Worldwide	376,063	0.0
46,081		Fresenius SE & Co. KGaA	2,502,198	0.2
23,929		Fresenius Medical Care AG & Co. KGaA	1,879,222	0.1
16,891		GEA Group AG	479,377	0.0
6,691		Hannover Rueck SE	1,081,891	0.1
16,523		HeidelbergCement AG	1,337,131	0.1
11,402		Henkel AG & Co. KGaA	1,047,927	0.1
2,390		Hochtief AG	291,052	0.0
6,990		Hugo Boss AG	465,854	0.0
137,557		Infineon Technologies AG	2,444,345	0.2
15,172	(4)	Innogy SE	719,412	0.1
7,246		KION Group AG	458,243	0.0
4,767		Knorr-Bremse AG	531,214	0.0
9,632		Lanxess AG	572,040	0.0
14,267		Merck KGaA	1,490,207	0.1
19,374	(3)	Metro AG	354,016	0.0
5,764		MTU Aero Engines AG	1,374,775	0.1
16,513		Muenchener Rueckversicherungs-Gesellschaft AG	4,139,109	0.3
9,150		Puma SE	610,222	0.1
59,093		RWE AG	1,458,155	0.1
108,162		SAP SE	14,828,129	0.9
84,365		Siemens AG	10,044,105	0.6
16,366	(4)	Siemens Healthineers AG	689,630	0.0
13,686		Symrise AG	1,317,828	0.1
87,070		Telefonica Deutschland Holding AG	243,261	0.0
44,631	(3)	ThyssenKrupp AG	651,646	0.0
48,775		TUI AG	478,904	0.0
22,103		Uniper SE	669,763	0.0
13,535		United Internet AG	445,926	0.0
3,534		Volkswagen AG	606,175	0.0
54,128		Vonovia SE	2,585,685	0.2
12,961		Wirecard AG	2,188,029	0.1
13,576	(2),(4)	Zalando SE	601,100	0.0
			126,817,758	7.9

		Hong Kong: 3.6%
1,329,099		AIA Group Ltd.	14,352,811	0.9
33,300		ASM Pacific Technology Ltd.	341,405	0.0
141,352		Bank of East Asia Ltd.	395,277	0.0
283,199		CK Asset Holdings Ltd.	2,218,603	0.1
298,699		CK Hutchison Holdings Ltd.	2,946,292	0.2
72,402		CK Infrastructure Holdings Ltd.	590,097	0.0
180,365		CLP Holdings Ltd.	1,987,586	0.1
36,887		Dairy Farm International Holdings Ltd.	264,849	0.0
239,159		Galaxy Entertainment Group Ltd.	1,608,823	0.1
222,823		Hang Lung Properties Ltd.	530,099	0.0
84,836		Hang Seng Bank Ltd.	2,111,609	0.1
160,059		Henderson Land Development Co., Ltd.	882,457	0.1
270,000		HK Electric Investments & HK Electric Investments Ltd.	276,508	0.0
419,867		HKT Trust / HKT Ltd.	666,481	0.1
1,116,218		Hong Kong & China Gas	2,474,550	0.2
131,288		Hong Kong Exchanges and Clearing Ltd.	4,639,730	0.3
129,833		Hongkong Land Holdings Ltd. - HKHGF	836,868	0.1
68,644		Hysan Development Co., Ltd.	354,694	0.0
24,504		Jardine Matheson Holdings Ltd.	1,545,541	0.1
24,500		Jardine Strategic Holdings Ltd.	934,852	0.1
70,060		Kerry Properties Ltd.	294,288	0.0
232,032		Link REIT	2,855,250	0.2
22,939		Melco Resorts & Entertainment Ltd ADR	498,235	0.0
170,144		MTR Corp.	1,146,064	0.1
680,094		New World Development Ltd.	1,063,782	0.1
167,660		NWS Holdings Ltd.	344,838	0.0
450,000		PCCW Ltd.	259,684	0.0
153,845		Power Assets Holdings Ltd.	1,106,768	0.1
127,385		Shangri-La Asia Ltd.	160,426	0.0
336,626		Sino Land Co.	564,548	0.0
174,971		Sun Hung Kai Properties Ltd.	2,968,395	0.2
54,620		Swire Pacific Ltd - Class A	671,130	0.1
128,225		Swire Properties Ltd.	518,378	0.0
152,000		Techtronic Industries Co., Ltd.	1,164,447	0.1
78,000		Vitasoy International Holdings Ltd.	375,100	0.0
1,039,500	(4)	WH Group Ltd.	1,054,462	0.1
132,857		Wharf Holdings Ltd.	352,117	0.0
134,857		Wharf Real Estate Investment Co. Ltd.	950,394	0.1
89,504		Wheelock & Co., Ltd.	642,693	0.0
76,949		Yue Yuen Industrial Holdings	211,058	0.0
			57,161,189	3.6

		Ireland: 0.5%
89,648		AIB Group PLC	366,572	0.0
108,062		Bank of Ireland Group PLC	565,340	0.0
28,683		CRH PLC	937,568	0.1
10,870		DCC PLC	969,732	0.1
48,874		James Hardie Industries SE	643,387	0.0
7,003	(3)	Kerry Group PLC - KYG	836,127	0.1
10,633		Kerry Group PLC - KYGAL	1,269,532	0.1
16,943	(3)	Kingspan Group Plc	920,139	0.1

See Accompanying Notes to Financial Statements

25

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Ireland: (continued)
8,880		Flutter Entertainment PLC	667,845	0.0
24,974		Smurfit Kappa PLC	756,773	0.0
			7,933,015	0.5

		Israel: 0.6%
4,426		Azrieli Group Ltd.	296,997	0.0
118,790		Bank Hapoalim BM	882,161	0.1
165,930		Bank Leumi Le-Israel BM	1,199,349	0.1
13,821	(2)	Check Point Software Technologies	1,597,846	0.1
4,070	(2)	CyberArk Software Ltd.	520,309	0.0
2,507		Elbit Systems Ltd.	374,049	0.0
77,535		Israel Chemicals Ltd.	407,909	0.0
121,945		Israel Discount Bank Ltd.	497,219	0.0
14,995		Mizrahi Tefahot Bank Ltd.	346,387	0.0
6,861	(2)	Nice Ltd.	939,241	0.1
119,539	(2)	Teva Pharmaceutical Industries Ltd. ADR	1,103,345	0.1
5,034	(2)	Wix.com Ltd.	715,331	0.1
			8,880,143	0.6

		Italy: 2.0%
119,496		Assicurazioni Generali S.p.A.	2,249,821	0.2
54,865		Atlantia S.p.A	1,430,679	0.1
63,978		Davide Campari-Milano SpA	626,771	0.1
892,153		Enel S.p.A.	6,223,437	0.4
280,639		ENI S.p.A.	4,666,277	0.3
13,363		Ferrari NV	2,166,672	0.1
54,778		FinecoBank Banca Fineco SpA	611,075	0.0
44,654		Leonardo SpA	566,505	0.0
1,642,361		Intesa Sanpaolo SpA	3,515,969	0.2
68,672		Mediobanca Banca di Credito Finanziario SpA	708,132	0.1
19,811		Moncler SpA	849,126	0.1
42,468	(4)	Pirelli & C SpA	250,683	0.0
56,498	(4)	Poste Italiane SpA	595,359	0.0
26,644		Prysmian SpA	550,511	0.0
11,498		Recordati S.p.A.	479,240	0.0
231,758		Snam SpA	1,152,955	0.1
1,038,455	(2),(3)	Telecom Italia S.p.A. - TIT	566,951	0.0
628,292	(3)	Telecom Italia S.p.A. - TITR	325,773	0.0
154,379		Terna Rete Elettrica Nazionale SpA	983,644	0.1
221,645		UniCredit SpA	2,728,191	0.2
			31,247,771	2.0

		Japan: 22.7%
3,600		ABC-Mart, Inc.	234,780	0.0
40,443		Acom Co., Ltd.	145,948	0.0
21,800		Advantest Corp.	600,173	0.0
10,642		Aeon Mall Co., Ltd.	160,353	0.0
69,880		Aeon Co., Ltd.	1,202,596	0.1
11,498		AEON Financial Service Co., Ltd.	185,576	0.0
16,043		Air Water, Inc.	275,432	0.0
17,911		Aisin Seiki Co., Ltd.	617,843	0.0
48,828		Ajinomoto Co., Inc.	847,105	0.1
20,768		Alfresa Holdings Corp.	513,616	0.0
12,789		ANA Holdings, Inc.	423,907	0.0
23,500		Alps Alpine Co. Ltd.	397,987	0.0
37,589		Amada Holdings Co., Ltd.	424,877	0.0
12,768		Aozora Bank Ltd.	307,002	0.0
20,221	(3)	AGC, Inc.	700,493	0.1
40,258		Asahi Group Holdings, Ltd.	1,812,362	0.1
21,600		Asahi Intecc Co. Ltd.	533,933	0.0
140,053		Asahi Kasei Corp.	1,497,246	0.1
208,020		Astellas Pharma, Inc.	2,964,445	0.2
22,193		Bandai Namco Holdings, Inc.	1,076,908	0.1
5,611		Bank of Kochi Ltd./The	217,538	0.0
7,837		Benesse Holdings, Inc.	182,895	0.0
62,943		Bridgestone Corp.	2,483,035	0.2
24,286		Brother Industries Ltd.	460,010	0.0
8,601		Calbee, Inc.	232,295	0.0
110,393	(3)	Canon, Inc.	3,232,646	0.2
21,287		Casio Computer Co., Ltd.	265,406	0.0
15,928		Central Japan Railway Co.	3,193,692	0.2
66,266		Chiba Bank Ltd.	324,503	0.0
69,042		Chubu Electric Power Co., Inc.	969,856	0.1
24,806		Chugai Pharmaceutical Co., Ltd.	1,624,615	0.1
29,772	(3)	Chugoku Electric Power Co., Inc.	375,447	0.0
13,600	(3)	Coca-Cola Bottlers Japan, Inc.	344,952	0.0
118,809		Concordia Financial Group Ltd.	443,415	0.0
17,124		Credit Saison Co., Ltd.	200,972	0.0
11,200		CyberAgent, Inc.	408,151	0.0
26,774		Dai Nippon Printing Co., Ltd.	571,818	0.0
28,584		Daicel Corp.	254,739	0.0
11,200		Daifuku Co., Ltd.	632,612	0.0
119,683		Dai-ichi Life Holdings, Inc.	1,810,774	0.1
62,593		Daiichi Sankyo Co., Ltd.	3,282,722	0.2
27,498		Daikin Industries Ltd.	3,600,559	0.2
7,981		Daito Trust Construction Co., Ltd.	1,017,825	0.1
62,654		Daiwa House Industry Co., Ltd.	1,830,795	0.1
204		Daiwa House REIT Investment Corp.	492,423	0.0
171,221		Daiwa Securities Group, Inc.	751,736	0.1
47,967		Denso Corp.	2,022,582	0.1
24,003		Dentsu, Inc.	839,468	0.1
3,000		Disco Corp.	495,048	0.0
12,242		Pan Pacific International Holdings Corp.	778,341	0.1
33,533		East Japan Railway Co.	3,140,157	0.2
27,879		Eisai Co., Ltd.	1,580,076	0.1
16,142		Electric Power Development Co., Ltd.	367,331	0.0
28,052	(3)	FamilyMart UNY Holdings Co., Ltd.	669,729	0.1
21,393		Fanuc Ltd.	3,975,092	0.3
6,442		Fast Retailing Co., Ltd.	3,899,333	0.3
13,223		Fuji Electric Co. Ltd	458,266	0.0
39,960		Fuji Film Holdings Corp.	2,028,762	0.1
21,713		Fujitsu Ltd.	1,517,441	0.1
18,443		Fukuoka Financial Group, Inc.	337,754	0.0

See Accompanying Notes to Financial Statements

26

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
4,400		GMO Payment Gateway, Inc.	304,074	0.0
25,300		Hakuhodo DY Holdings, Inc.	427,334	0.0
15,542		Hamamatsu Photonics KK	607,178	0.0
25,657		Hankyu Hanshin Holdings, Inc.	920,631	0.1
2,300		Hikari Tsushin, Inc.	502,473	0.0
27,132		Hino Motors Ltd.	229,000	0.0
3,364		Hirose Electric Co., Ltd.	376,425	0.0
6,229		Hisamitsu Pharmaceutical Co., Inc.	246,860	0.0
11,200		Hitachi Chemical Co., Ltd.	305,264	0.0
11,610		Hitachi Construction Machinery Co., Ltd.	303,737	0.0
7,400		Hitachi High-Technologies Corp.	380,428	0.0
106,591		Hitachi Ltd.	3,921,772	0.3
23,410		Hitachi Metals Ltd.	265,462	0.0
179,742		Honda Motor Co., Ltd.	4,647,910	0.3
6,000		Hoshizaki Corp.	447,428	0.0
42,137		Hoya Corp.	3,238,408	0.2
31,464	(3)	Hulic Co. Ltd.	253,308	0.0
21,755		Idemitsu Kosan Co., Ltd.	657,980	0.1
16,342		IHI Corp.	395,070	0.0
15,891		Iida Group Holdings Co. Ltd.	257,273	0.0
113,716		Inpex Corp.	1,030,645	0.1
37,166		Isetan Mitsukoshi Holdings Ltd.	301,698	0.0
61,168		Isuzu Motors Ltd.	698,605	0.1
148,416		Itochu Corp.	2,843,209	0.2
9,900		Itochu Techno-Solutions Corp.	254,512	0.0
24,852		J Front Retailing Co., Ltd.	285,507	0.0
12,778		Japan Airlines Co. Ltd.	407,819	0.0
5,000		Japan Airport Terminal Co., Ltd.	213,844	0.0
56,714		Japan Exchange Group, Inc.	903,273	0.1
43,000		Japan Post Bank Co. Ltd.	436,949	0.0
173,700		Japan Post Holdings Co. Ltd.	1,967,155	0.1
91		Japan Prime Realty Investment Corp.	394,394	0.0
147		Japan Real Estate Investment Corp.	894,762	0.1
292		Japan Retail Fund Investment Corp.	590,601	0.0
129,302	(3)	Japan Tobacco, Inc.	2,850,292	0.2
54,602		JFE Holdings, Inc.	804,004	0.1
23,039		JGC Corp.	315,197	0.0
21,235		JSR Corp.	336,370	0.0
22,665		JTEKT Corp.	275,589	0.0
356,664		JXTG Holdings, Inc.	1,777,578	0.1
49,854		Kajima Corp.	685,715	0.1
14,623		Kakaku.com, Inc.	282,815	0.0
11,260		Kamigumi Co., Ltd.	267,016	0.0
5,200		Kaneka Corp.	196,054	0.0
78,062		Kansai Electric Power Co., Inc.	894,854	0.1
19,553		Kansai Paint Co., Ltd.	410,928	0.0
53,975		Kao Corp.	4,118,528	0.3
15,653		Kawasaki Heavy Industries Ltd.	369,164	0.0
195,601		KDDI Corp.	4,977,397	0.3
10,700		Keihan Holdings Co., Ltd.	466,839	0.0
24,108		Keikyu Corp.	415,690	0.0
11,368		Keio Corp.	749,189	0.1
14,098		Keisei Electric Railway Co., Ltd.	514,224	0.0
10,044		Keyence Corp.	6,194,361	0.4
16,134		Kikkoman Corp.	703,544	0.1
19,197		Kintetsu Group Holdings Co., Ltd.	920,350	0.1
90,956		Kirin Holdings Co., Ltd.	1,963,969	0.1
5,400		Kobayashi Pharmaceutical Co., Ltd.	387,420	0.0
32,776		Kobe Steel Ltd.	215,132	0.0
11,600		Koito Manufacturing Co., Ltd.	620,791	0.0
101,983		Komatsu Ltd.	2,475,924	0.2
10,166		Konami Holdings Corp.	478,196	0.0
49,723		Konica Minolta, Inc.	484,480	0.0
3,600		Kose Corp.	607,615	0.0
113,722	(3)	Kubota Corp.	1,899,898	0.1
35,467		Kuraray Co., Ltd.	424,866	0.0
10,748		Kurita Water Industries, Ltd.	267,785	0.0
35,394		Kyocera Corp.	2,319,147	0.2
27,214		Kyowa Hakko Kirin Co., Ltd.	491,037	0.0
41,160		Kyushu Electric Power Co., Inc.	404,370	0.0
17,800		Kyushu Railway Co.	519,275	0.0
5,464		Lawson, Inc.	262,501	0.0
6,800	(2),(3)	LINE Corp.	191,254	0.0
24,800		Lion Corp.	462,651	0.0
29,392		LIXIL Group Corp.	466,246	0.0
46,700		M3, Inc.	856,985	0.1
24,908		Makita Corp.	850,421	0.1
173,356		Marubeni Corp.	1,150,696	0.1
20,819		Marui Group Co., Ltd.	424,565	0.0
5,900		Maruichi Steel Tube Ltd.	164,193	0.0
62,666		Mazda Motor Corp.	648,681	0.1
7,200		McDonald's Holdings Co. Japan Ltd.	317,661	0.0
87,962		Mebuki Financial Group, Inc.	229,855	0.0
18,500		Medipal Holdings Corp.	409,193	0.0
12,788		MEIJI Holdings Co., Ltd.	914,355	0.1
8,000	(2)	Mercari, Inc.	213,110	0.0
40,800		Minebea Mitsumi, Inc.	695,133	0.1
31,500		MISUMI Group, Inc.	794,016	0.1
148,893		Mitsubishi Corp.	3,934,554	0.3
201,561		Mitsubishi Electric Corp.	2,664,653	0.2
34,219		Mitsubishi Heavy Industries Ltd.	1,492,361	0.1
11,451		Mitsubishi Materials Corp.	326,225	0.0
73,915		Mitsubishi Motors Corp.	355,021	0.0
25,313		Mitsubishi Tanabe Pharma Corp.	281,700	0.0
1,335,006		Mitsubishi UFJ Financial Group, Inc.	6,358,600	0.4
40,976		Mitsubishi UFJ Lease & Finance Co., Ltd.	217,744	0.0
131,127		Mitsubishi Estate Co., Ltd.	2,443,874	0.2
17,739		Mitsubishi Gas Chemical Co., Inc.	237,266	0.0

See Accompanying Notes to Financial Statements

27

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
142,048		Mitsubishi Chemical Holdings Corp.	994,522	0.1
182,701		Mitsui & Co., Ltd.	2,982,210	0.2
20,314		Mitsui Chemicals, Inc.	504,691	0.0
98,819		Mitsui Fudosan Co., Ltd.	2,401,716	0.2
12,593		Mitsui OSK Lines Ltd.	302,396	0.0
52,654		MS&AD Insurance Group Holdings, Inc.	1,673,682	0.1
2,662,061		Mizuho Financial Group, Inc.	3,870,974	0.3
13,700		MonotaRO Co. Ltd.	335,599	0.0
62,944		Murata Manufacturing Co., Ltd.	2,833,785	0.2
12,421		Nabtesco Corp.	347,005	0.0
20,200		Nagoya Railroad Co., Ltd.	559,419	0.0
27,620		NEC Corp.	1,089,914	0.1
53,500	(2)	Nexon Co. Ltd.	781,616	0.1
29,069		NGK Insulators Ltd.	425,113	0.0
16,885		NGK Spark Plug Co., Ltd.	317,664	0.0
9,509		NH Foods Ltd.	407,697	0.0
24,692		Nidec Corp.	3,391,076	0.2
35,269		Nikon Corp.	501,511	0.0
12,494		Nintendo Co., Ltd.	4,584,033	0.3
188		Nippon Prologis REIT, Inc.	434,254	0.0
149		Nippon Building Fund, Inc.	1,020,588	0.1
9,182		Nippon Electric Glass Co., Ltd.	233,371	0.0
8,322		Nippon Express Co., Ltd.	443,562	0.0
16,217	(3)	Nippon Paint Holdings Co., Ltd.	631,339	0.0
89,680		Nippon Steel Corp.	1,543,397	0.1
70,998		Nippon Telegraph & Telephone Corp.	3,307,776	0.2
16,203		Nippon Yusen KK	260,776	0.0
14,100		Nissan Chemical Corp.	637,011	0.1
255,892		Nissan Motor Co., Ltd.	1,832,819	0.1
21,467		Nisshin Seifun Group, Inc.	490,280	0.0
7,017		Nissin Food Products Co., Ltd.	452,609	0.0
8,906		Nitori Co., Ltd.	1,181,846	0.1
17,442		Nitto Denko Corp.	863,318	0.1
368,626		Nomura Holdings, Inc.	1,305,002	0.1
13,345		Nomura Real Estate Holdings, Inc.	287,438	0.0
432		Nomura Real Estate Master Fund, Inc.	664,363	0.1
37,368		Nomura Research Institute Ltd.	600,924	0.0
39,549		NSK Ltd.	353,502	0.0
69,520		NTT Data Corp.	928,236	0.1
147,454		NTT DoCoMo, Inc.	3,440,387	0.2
72,015		Obayashi Corp.	711,415	0.1
7,200		Obic Co., Ltd.	818,246	0.1
32,827		Odakyu Electric Railway Co., Ltd.	804,443	0.1
95,426		Oji Holdings Corp.	552,765	0.0
128,828		Olympus Corp.	1,433,712	0.1
21,323		Omron Corp.	1,118,308	0.1
42,290		Ono Pharmaceutical Co., Ltd.	760,365	0.1
4,000		Oracle Corp. Japan	292,865	0.0
22,080		Oriental Land Co., Ltd.	2,739,204	0.2
146,663		ORIX Corp.	2,191,863	0.1
41,765		Osaka Gas Co., Ltd.	728,881	0.1
11,522		Otsuka Corp.	464,648	0.0
43,346		Otsuka Holdings Co. Ltd.	1,416,406	0.1
245,031		Panasonic Corp.	2,046,782	0.1
12,499		Park24 Co., Ltd.	291,822	0.0
10,100	(2)	PeptiDream, Inc.	518,756	0.0
19,400		Persol Holdings Co. Ltd	457,376	0.0
12,800		Pigeon Corp.	516,171	0.0
9,900		Pola Orbis Holdings, Inc.	277,419	0.0
95,270		Rakuten, Inc.	1,138,966	0.1
130,000		Recruit Holdings Co. Ltd.	4,352,646	0.3
84,000	(2)	Renesas Electronics Corp.	417,880	0.0
233,213		Resona Holdings, Inc.	972,869	0.1
74,132		Ricoh Co., Ltd.	741,631	0.1
3,666		Rinnai Corp.	233,528	0.0
10,450		Rohm Co., Ltd.	704,078	0.1
2,600		Ryohin Keikaku Co., Ltd.	471,080	0.0
4,688		Sankyo Co., Ltd.	169,978	0.0
40,745		Santen Pharmaceutical Co., Ltd.	677,391	0.1
26,270		SBI Holdings, Inc.	652,500	0.1
23,306		Secom Co., Ltd.	2,008,274	0.1
18,810		Sega Sammy Holdings, Inc.	229,006	0.0
23,000		Seibu Holdings, Inc.	383,955	0.0
30,816	(3)	Seiko Epson Corp.	488,255	0.0
41,019		Sekisui Chemical Co., Ltd.	617,633	0.0
69,085		Sekisui House Ltd.	1,138,286	0.1
83,371		Seven & I Holdings Co., Ltd.	2,824,726	0.2
62,707		Seven Bank Ltd.	164,336	0.0
15,000		SG Holdings Co. Ltd.	426,515	0.0
23,100		Sharp Corp.	254,810	0.0
24,572		Shimadzu Corp.	604,916	0.0
2,361		Shimamura Co., Ltd.	176,759	0.0
8,255		Shimano, Inc.	1,230,081	0.1
60,992		Shimizu Corp.	507,830	0.0
40,089		Shin-Etsu Chemical Co., Ltd.	3,750,804	0.2
16,094		Shinsei Bank Ltd.	250,460	0.0
29,832		Shionogi & Co., Ltd.	1,723,778	0.1
43,762		Shiseido Co., Ltd.	3,310,014	0.2
46,681		Shizuoka Bank Ltd.	344,725	0.0
14,900	(3)	Showa Denko KK	440,939	0.0
6,336		SMC Corp.	2,375,208	0.2
185,100		Softbank Corp.	2,404,608	0.2
181,492		SoftBank Group Corp.	8,741,622	0.6
7,700		Sohgo Security Services Co., Ltd.	355,911	0.0
35,913		Sompo Holdings, Inc.	1,389,171	0.1
140,070		Sony Corp.	7,360,675	0.5
17,198		Sony Financial Holdings, Inc.	413,873	0.0
14,688		Stanley Electric Co., Ltd.	362,163	0.0
22,400		ZOZO, Inc.	420,380	0.0
68,135		Subaru Corp.	1,658,894	0.1
25,900	(3)	Sumco Corp.	308,729	0.0
165,371		Sumitomo Chemical Co., Ltd.	770,024	0.1
124,855		Sumitomo Corp.	1,896,307	0.1
17,509		Sumitomo Dainippon Pharma Co. Ltd.	333,330	0.0
84,033		Sumitomo Electric Industries Ltd.	1,106,094	0.1

See Accompanying Notes to Financial Statements

28

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
12,296		Sumitomo Heavy Industries	424,801	0.0
25,880		Sumitomo Metal Mining Co., Ltd.	775,793	0.1
146,551		Sumitomo Mitsui Financial Group, Inc.	5,194,601	0.3
37,085		Sumitomo Mitsui Trust Holdings, Inc.	1,347,358	0.1
36,896		Sumitomo Realty & Development Co., Ltd.	1,319,945	0.1
18,559	(3)	Sumitomo Rubber Industries, Inc.	214,955	0.0
7,800		Sundrug Co., Ltd.	211,541	0.0
15,434		Suntory Beverage & Food Ltd.	671,101	0.1
7,917		Suzuken Co., Ltd.	465,231	0.0
40,044		Suzuki Motor Corp.	1,883,915	0.1
18,538		Sysmex Corp.	1,212,758	0.1
62,211		T&D Holdings, Inc.	677,075	0.1
13,300		Taiheiyo Cement Corp.	403,797	0.0
22,461		Taisei Corp.	818,177	0.1
3,900		Taisho Pharmaceutical Holdings Co. Ltd.	300,401	0.0
13,625		Taiyo Nippon Sanso Corp.	290,088	0.0
163,722		Takeda Pharmaceutical Co., Ltd.	5,824,056	0.4
14,312		TDK Corp.	1,114,818	0.1
19,401		Teijin Ltd.	331,458	0.0
70,128		Terumo Corp.	2,094,966	0.1
13,178		THK Co., Ltd.	316,977	0.0
21,285		Tobu Railway Co., Ltd.	621,190	0.0
12,600		Toho Co., Ltd.	536,812	0.0
8,100		Toho Gas Co., Ltd.	298,666	0.0
47,513		Tohoku Electric Power Co., Inc.	480,780	0.0
71,488		Tokio Marine Holdings, Inc.	3,586,937	0.2
4,400		Tokyo Century Corp.	186,196	0.0
164,466	(2)	Tokyo Electric Power Co., Inc.	859,016	0.1
17,265		Tokyo Electron Ltd.	2,426,688	0.2
42,672		Tokyo Gas Co., Ltd.	1,005,863	0.1
55,894		Tokyu Corp.	992,384	0.1
66,435		Tokyu Fudosan Holdings Corp.	367,666	0.0
27,216		Toppan Printing Co., Ltd.	413,854	0.0
154,103		Toray Industries, Inc.	1,170,794	0.1
61,361		Toshiba Corp.	1,912,915	0.1
28,600		Tosoh Corp.	403,401	0.0
15,734		Toto Ltd.	623,102	0.0
16,685		Toyo Seikan Group Holdings, Ltd.	331,745	0.0
9,688		Toyo Suisan Kaisha Ltd.	399,329	0.0
6,800		Toyoda Gosei Co., Ltd.	132,895	0.0
16,205		Toyota Industries Corp.	893,749	0.1
251,158		Toyota Motor Corp.	15,587,831	1.0
23,454		Toyota Tsusho Corp.	712,458	0.1
13,253		Trend Micro, Inc.	592,196	0.0
4,100		Tsuruha Holdings, Inc.	380,248	0.0
44,778		Unicharm Corp.	1,349,992	0.1
323		United Urban Investment Corp.	541,395	0.0
24,426		USS Co., Ltd.	482,536	0.0
4,900		Welcia Holdings Co. Ltd.	199,916	0.0
18,221		West Japan Railway Co.	1,474,725	0.1
314,544		Yahoo! Japan Corp.	925,246	0.1
13,285		Yakult Honsha Co., Ltd.	784,065	0.1
68,037		Yamada Denki Co., Ltd.	301,110	0.0
15,407		Yamaha Corp.	733,333	0.1
31,104	(3)	Yamaha Motor Co., Ltd.	554,394	0.0
34,201		Yamato Holdings Co., Ltd.	697,137	0.1
12,700		Yamazaki Baking Co., Ltd.	192,287	0.0
26,542		Yaskawa Electric Corp.	907,657	0.1
25,173		Yokogawa Electric Corp.	495,471	0.0
12,769	(3)	Yokohama Rubber Co., Ltd.	235,101	0.0
			364,946,896	22.7

		Luxembourg: 0.1%
4,039	(3)	RTL Group SA	206,725	0.0
169		SES S.A. - France	2,617	0.0
40,179		SES S.A. - Luxembourg	628,204	0.0
52,153		Tenaris S.A.	684,028	0.1
			1,521,574	0.1

		Macau: 0.1%
99,268		MGM China Holdings Ltd.	168,637	0.0
268,802		Sands China Ltd.	1,284,085	0.1
215,365		SJM Holdings Ltd.	244,898	0.0
171,679		Wynn Macau Ltd.	384,329	0.0
			2,081,949	0.1

		Mexico: 0.0%
23,907		Fresnillo PLC	264,599	0.0

		Netherlands: 5.9%
46,859	(4)	ABN AMRO Bank NV	1,002,666	0.1
1,140	(2),(4)	Adyen NV	879,380	0.1
197,248		Aegon NV	979,820	0.1
13,784	(2)	AerCap Holdings NV	716,906	0.0
64,181		Airbus SE	9,082,996	0.6
24,847		Akzo Nobel NV	2,334,879	0.1
73,666	(3)	ArcelorMittal	1,317,736	0.1
46,609		ASML Holding NV	9,698,863	0.6
11,977		EXOR NV	839,090	0.0
12,821		Heineken Holding NV	1,342,939	0.1
28,642		Heineken NV	3,192,221	0.2
429,472		ING Groep NV	4,974,894	0.3
130,828		Koninklijke Ahold Delhaize NV	2,937,049	0.2
20,045		Koninklijke DSM NV	2,473,241	0.1
381,179		Koninklijke KPN NV	1,170,524	0.1
102,247		Koninklijke Philips NV	4,445,286	0.3
7,440		Koninklijke Vopak NV	342,617	0.0
34,077		NN Group NV	1,369,858	0.1
32,634		NXP Semiconductor NV - NXPI - US	3,185,405	0.2
25,658	(2)	QIAGEN NV	1,044,070	0.1
13,090		Randstad NV	718,416	0.0
486,358		Royal Dutch Shell PLC - Class A	15,873,609	1.0
413,335		Royal Dutch Shell PLC - Class B	13,543,670	0.8
160,369		Unilever NV	9,743,730	0.6
31,038		Wolters Kluwer NV	2,258,055	0.1
			95,467,920	5.9

		New Zealand: 0.2%
81,073	(2)	a2 Milk Co. Ltd.	801,411	0.1
107,049		Auckland International Airport Ltd.	708,692	0.1

See Accompanying Notes to Financial Statements

29

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		New Zealand: (continued)
63,474		Fisher & Paykel Healthcare Corp. Ltd.	660,288	0.0
94,163		Fletcher Building Ltd.	306,828	0.0
136,151		Meridian Energy Ltd.	435,030	0.0
42,718		Ryman Healthcare Ltd.	337,381	0.0
203,599		Spark New Zealand Ltd.	547,758	0.0
			3,797,388	0.2

		Norway: 0.6%
11,569		Det Norske Oljeselskap ASA	333,664	0.0
106,360		DNB ASA	1,981,875	0.1
110,962		Equinor ASA	2,201,195	0.1
21,039		Gjensidige Forsikring ASA	424,044	0.0
48,566		Mowi ASA	1,136,392	0.1
149,244		Norsk Hydro ASA	534,554	0.0
84,604		Orkla ASA	750,854	0.1
10,332		Schibsted ASA - Class B	269,369	0.0
81,504		Telenor ASA	1,731,650	0.1
19,606		Yara International ASA	952,474	0.1
			10,316,071	0.6

		Portugal: 0.2%
282,641		EDP - Energias de Portugal SA	1,074,161	0.1
55,307		Galp Energia SGPS SA	850,581	0.1
27,288		Jeronimo Martins SGPS SA	439,860	0.0
			2,364,602	0.2

		Singapore: 1.3%
280,945		Ascendas Real Estate Investment Trust	648,273	0.1
279,742		CapitaLand Commercial Trust	448,903	0.0
282,996		CapitaLand Ltd.	738,967	0.1
284,301		CapitaLand Mall Trust	552,900	0.0
42,981		City Developments Ltd.	301,079	0.0
238,502		ComfortDelgro Corp., Ltd.	469,036	0.0
198,420		DBS Group Holdings Ltd.	3,811,660	0.3
668,012		Genting Singapore Ltd.	454,486	0.0
673,469		Golden Agri-Resources Ltd.	144,590	0.0
10,570		Jardine Cycle & Carriage Ltd.	283,248	0.0
162,504		Keppel Corp., Ltd.	800,721	0.1
353,822		Oversea-Chinese Banking Corp., Ltd.	2,984,562	0.2
71,800		SATS Ltd	277,029	0.0
104,294		SembCorp Industries Ltd.	185,892	0.0
60,560		Singapore Airlines Ltd.	414,978	0.0
86,851		Singapore Exchange Ltd.	508,819	0.0
175,927		Singapore Press Holdings Ltd.	317,325	0.0
910,250		Singapore Telecommunications Ltd.	2,356,015	0.2
167,206		Singapore Technologies Engineering Ltd.	512,116	0.0
214,200		Suntec Real Estate Investment Trust	307,292	0.0
140,056		United Overseas Bank Ltd.	2,707,582	0.2
54,500		UOL Group Ltd.	304,442	0.0
30,300		Venture Corp. Ltd.	365,833	0.0
206,976		Wilmar International Ltd.	566,585	0.1
257,800		Yangzijiang Shipbuilding Holdings Ltd.	292,080	0.0
			20,754,413	1.3

		Spain: 2.8%
27,590		ACS Actividades de Construccion y Servicios SA	1,103,849	0.1
7,487	(4)	Aena SME SA	1,483,945	0.1
48,439		Amadeus IT Group SA	3,838,573	0.2
736,007		Banco Bilbao Vizcaya Argentaria SA	4,105,213	0.3
624,490		Banco de Sabadell SA	647,304	0.0
1,790,251		Banco Santander SA	8,297,194	0.5
131,603		Bankia SA	310,846	0.0
74,720		Bankinter S.A.	515,048	0.0
20,688	(4)	Cellnex Telecom SA	765,321	0.0
398,009		CaixaBank SA	1,141,494	0.1
24,900		Enagas	664,496	0.0
34,518	(3)	Endesa S.A.	887,823	0.1
55,035		Ferrovial SA - FERE	1,408,820	0.1
32,950		Grifols SA	975,106	0.1
644,609		Iberdrola S.A.	6,417,844	0.4
120,400		Industria de Diseno Textil SA	3,622,511	0.2
111,654	(3)	Mapfre SA	326,513	0.0
32,909		Naturgy Energy Group SA	906,934	0.1
47,673	(3)	Red Electrica Corp. SA	992,939	0.1
154,558		Repsol SA	2,425,455	0.1
26,211		Siemens Gamesa Renewable Energy SA	435,649	0.0
516,068		Telefonica S.A.	4,243,784	0.3
			45,516,661	2.8

		Sweden: 2.4%
32,435		Alfa Laval AB	708,787	0.0
110,708		Assa Abloy AB	2,497,871	0.2
74,982		Atlas Copco AB - A Shares	2,402,847	0.2
42,009		Atlas Copco AB - B Shares	1,207,777	0.1
30,320		Boliden AB - BOLS	776,918	0.1
24,929		Electrolux AB	639,018	0.0
74,931		Epiroc AB - A Shares	780,731	0.1
40,232		Epiroc AB - B Shares	399,079	0.0
67,072		Essity AB	2,063,364	0.1
9,118	(3)	ICA Gruppen AB	391,972	0.0
88,529	(3)	Hennes & Mauritz AB	1,572,818	0.1
28,767		Hexagon AB	1,599,550	0.1
44,911		Husqvarna AB - B Shares	420,572	0.0
17,432		Industrivarden AB-Class C	386,797	0.0
50,371		Investor AB - B Shares	2,422,293	0.2
26,853		Kinnevik AB	698,977	0.0
7,709		Lundbergforetagen AB	288,913	0.0
20,682		Lundin Petroleum AB	644,383	0.0
7,154		Millicom International Cellular S.A.	402,709	0.0
124,885		Sandvik AB	2,294,894	0.1
34,455		Securitas AB	604,772	0.0
180,231		Skandinaviska Enskilda Banken AB	1,668,744	0.1
37,394		Skanska AB	675,671	0.0
41,830		SKF AB - B Shares	770,063	0.1

See Accompanying Notes to Financial Statements

30

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Sweden: (continued)
169,232		Svenska Handelsbanken AB	1,670,099	0.1
100,092		Swedbank AB	1,506,820	0.1
19,479		Swedish Match AB	823,538	0.1
55,184		Tele2 AB	805,973	0.1
339,248		Telefonaktiebolaget LM Ericsson	3,220,049	0.2
311,930		Telia Co. AB	1,382,885	0.1
164,110		Volvo AB - B Shares	2,607,655	0.2
			38,336,539	2.4

		Switzerland: 9.3%
203,718		ABB Ltd.	4,084,173	0.2
17,570		Adecco Group AG	1,055,911	0.1
47,974	(2)	Alcon, Inc.	2,962,377	0.2
5,411		Baloise Holding AG	958,326	0.1
235		Barry Callebaut AG	471,656	0.0
11		Chocoladefabriken Lindt & Sprungli AG - REG - LISN	894,694	0.1
118		Chocoladefabriken Lindt & Sprungli AG - PC - LISP	858,830	0.0
57,407		Cie Financiere Richemont SA	4,878,249	0.3
21,395		Clariant AG	435,282	0.0
22,534		Coca-Cola HBC AG	851,228	0.0
282,741		Credit Suisse Group AG	3,384,176	0.2
4,395		Dufry Group	372,445	0.0
900	(3)	EMS-Chemie Holding AG	584,234	0.0
4,112		Geberit AG - Reg	1,922,058	0.1
1,023		Givaudan	2,889,496	0.2
1,224,337		Glencore PLC	4,237,355	0.3
33,341		LafargeHolcim Ltd.-CHF	1,630,259	0.1
24,908		Julius Baer Group Ltd.	1,109,753	0.1
5,997		Kuehne & Nagel International AG	890,776	0.1
20,344		LafargeHolcim Ltd.	993,107	0.1
8,238		Lonza Group AG	2,781,090	0.2
337,061		Nestle SA	34,893,310	2.2
238,601		Novartis AG	21,782,309	1.4
4,036		Pargesa Holding SA	311,278	0.0
1,930		Partners Group	1,517,790	0.1
77,317		Roche Holding AG	21,740,602	1.3
4,523		Schindler Holding AG - Part Cert	1,008,168	0.1
2,146		Schindler Holding AG - Reg	469,144	0.0
595		SGS SA	1,516,571	0.1
14,138		Sika AG	2,415,374	0.1
6,147		Sonova Holding AG - Reg	1,399,049	0.1
75,517		STMicroelectronics NV-STM1	1,339,376	0.1
1,142		Straumann Holding AG	1,009,161	0.1
3,529		Swatch Group AG - BR	1,011,634	0.1
4,690	(3)	Swatch Group AG - Reg	254,161	0.0
3,792		Swiss Life Holding AG	1,880,021	0.1
8,407		Swiss Prime Site AG	734,231	0.0
33,670		Swiss Re Ltd.	3,421,460	0.2
2,877	(3)	Swisscom AG	1,445,089	0.1
6,935		Temenos AG	1,241,739	0.1
425,838		UBS Group AG	5,061,189	0.3
5,004	(3)	Vifor Pharma AG	723,269	0.0
16,690		Zurich Insurance Group AG	5,807,276	0.4
			149,227,676	9.3

		United Arab Emirates: 0.0%
10,431	(3)	NMC Health PLC	319,145	0.0

		United Kingdom: 13.8%
107,658		3i Group PLC	1,523,144	0.1
21,147		Admiral Group PLC	592,987	0.0
116,137	(3)	Anglo American PLC	3,317,863	0.2
43,408		Antofagasta PLC	512,743	0.0
53,035		Ashtead Group PLC	1,519,530	0.1
39,412		Associated British Foods PLC	1,233,809	0.1
139,354		AstraZeneca PLC	11,392,463	0.7
103,586	(4)	Auto Trader Group PLC	721,455	0.0
431,744		Aviva PLC	2,286,766	0.1
353,145		BAE Systems PLC	2,219,483	0.1
1,889,799		Barclays PLC	3,594,506	0.2
112,131		Barratt Developments PLC	815,979	0.1
13,514		Berkeley Group Holdings PLC	640,478	0.0
2,218,059		BP PLC	15,452,753	1.0
252,330		British American Tobacco PLC	8,810,370	0.5
100,423		British Land Co. PLC	687,301	0.0
931,233		BT Group PLC	2,328,401	0.1
37,184		Bunzl PLC	981,141	0.1
45,616		Burberry Group PLC	1,081,203	0.1
18,228		Carnival PLC	802,187	0.1
629,550		Centrica PLC	701,803	0.0
112,308		CNH Industrial NV	1,153,768	0.1
23,965		Coca-Cola European Partners PLC - EUR	1,333,917	0.1
1,555		Coca-Cola European Partners PLC - USD	87,858	0.0
175,110		Compass Group PLC	4,197,712	0.3
60,857		CRH PLC - London	1,988,868	0.1
14,184		Croda International PLC	922,620	0.1
265,985		Diageo PLC	11,448,107	0.7
150,891		Direct Line Insurance Group PLC	636,050	0.0
16,876		easyJet PLC	204,326	0.0
53,535		Evraz PLC	453,301	0.0
100,664		Experian PLC	3,049,079	0.2
25,637	(2)	Ferguson PLC	1,825,103	0.1
119,714		Fiat Chrysler Automobiles NV	1,661,443	0.1
171,301		G4S PLC	453,202	0.0
546,917		GlaxoSmithKline PLC	10,962,904	0.7
61,213		GVC Holdings PLC	507,422	0.0
39,650		Halma PLC	1,018,319	0.1
31,512		Hargreaves Lansdown PLC	769,942	0.0
2,205,825		HSBC Holdings PLC	18,410,463	1.1
105,273		Imperial Brands PLC	2,470,256	0.2
138,763		Informa PLC	1,471,567	0.1
19,118		InterContinental Hotels Group PLC	1,257,394	0.1
17,904		Intertek Group PLC	1,251,674	0.1
75,203		Investec PLC - INVP - GBP	488,869	0.0
401,768		ITV PLC	551,006	0.0
194,149	(3)	J Sainsbury PLC	482,461	0.0
75,117	(3)	John Wood Group PLC	432,523	0.0

See Accompanying Notes to Financial Statements

31

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
21,422		Johnson Matthey PLC	905,674	0.1
236,355		Kingfisher PLC	644,230	0.0
77,381		Land Securities Group PLC	819,679	0.1
658,145		Legal & General Group PLC	2,254,822	0.1
7,841,215		Lloyds Banking Group Plc	5,631,738	0.4
34,644		London Stock Exchange Group PLC	2,414,156	0.2
215,114		Marks & Spencer Group PLC	575,156	0.0
85,490		Meggitt PLC	569,572	0.0
537,151		Melrose Industries PLC	1,234,786	0.1
78,507	(4)	Merlin Entertainments PLC	448,760	0.0
37,736		Micro Focus International PLC	992,460	0.1
40,573		Mondi PLC	923,451	0.1
374,999		National Grid PLC	3,988,080	0.2
15,124		Next PLC	1,059,091	0.1
49,599	(2)	Ocado Group PLC	735,257	0.0
86,448		Pearson PLC	899,413	0.1
35,005		Persimmon PLC	889,304	0.1
285,756		Prudential PLC	6,238,354	0.4
77,377		Reckitt Benckiser Group PLC	6,109,300	0.4
115,352		Relx PLC (EUR Exchange)	2,790,143	0.2
100,702		Relx PLC (GBP Exchange)	2,442,481	0.2
194,802		Rentokil Initial PLC	983,498	0.1
125,392		Rio Tinto PLC	7,760,926	0.5
187,306		Rolls-Royce Holdings PLC	2,000,986	0.1
531,428		Royal Bank of Scotland Group PLC	1,482,217	0.1
113,577		RSA Insurance Group PLC	832,358	0.1
119,871		Sage Group PLC/The	1,222,520	0.1
13,680	(3)	Schroders PLC	530,695	0.0
113,556		SSE PLC	1,618,559	0.1
120,129		Segro PLC	1,115,343	0.1
26,060		Severn Trent PLC	677,948	0.0
96,649		Smith & Nephew PLC	2,098,703	0.1
43,813		Smiths Group PLC	871,712	0.1
7,767		Spirax-Sarco Engineering PLC	906,725	0.1
58,670		St. James's Place PLC	819,178	0.1
310,701		Standard Chartered PLC	2,818,647	0.2
277,335		Standard Life Aberdeen PLC	1,037,668	0.1
362,727		Taylor Wimpey PLC	727,870	0.0
1,081,407		Tesco PLC	3,117,355	0.2
122,315		Unilever PLC	7,592,764	0.5
75,242		United Utilities Group PLC	748,953	0.0
2,948,807		Vodafone Group PLC	4,833,298	0.3
27,165		Weir Group PLC	534,510	0.0
19,906	(3)	Whitbread PLC	1,171,227	0.1
249,150		WM Morrison Supermarkets PLC	637,743	0.0
139,570		WPP PLC	1,758,094	0.1
			221,171,923	13.8

	Total Common Stock (Cost $1,296,134,667)		1,530,652,361	95.2

PREFERRED STOCK: 0.5%
		Germany: 0.5%
5,698		Bayerische Motoren Werke AG	353,056	0.0
7,555		Fuchs Petrolub AG	296,611	0.0
19,752		Henkel AG & Co. KGaA	1,932,129	0.1
16,930		Porsche AG	1,096,801	0.1
3,929		Sartorius AG	805,777	0.1
20,477		Volkswagen AG	3,449,099	0.2
			7,933,473	0.5

		United Kingdom: 0.0%
13,298,726	(2)	Rolls-Royce Holdings PLC - C Shares	16,889	0.0

	Total Preferred Stock (Cost $7,971,405)		7,950,362	0.5

RIGHTS: 0.0%
		Spain: 0.0%
27,590	(2),(3)	ACS Actividades de Construccion y Servicios SA	43,294	0.0
154,558	(2),(3)	Repsol SA	85,730	0.0

	Total Rights (Cost $133,147)		129,024	0.0

	Total Long-Term Investments (Cost $1,304,239,219)		1,538,731,747	95.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.8%
		Commercial Paper(5): 0.0%
500,000	(5)	Pfizer Inc., 2.480%, 07/23/2019 (Cost $499,198)	499,198	0.0

		Floating Rate Notes(5): 1.0%
400,000	(5)	Bank Of America Corp., 2.520%, 11/07/2019	400,056	0.0
500,000	(5)	Crédit Agricole Group, 2.550%, 11/07/2019	500,122	0.1
400,000	(5)	Credit Suisse Group AG, 2.550%, 10/10/2019	400,128	0.0
400,000	(5)	DNB ASA, 2.510%, 10/10/2019	400,082	0.0
500,000	(5)	DNB ASA, 2.530%, 11/04/2019	500,067	0.0
500,000	(5)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	500,068	0.0
500,000	(5)	Lloyds Bank PLC, 2.530%, 11/08/2019	500,104	0.0
600,000	(5)	Lloyds Bank PLC, 2.530%, 11/13/2019	600,128	0.1
500,000	(5)	Lloyds Bank PLC, 2.560%, 11/01/2019	500,103	0.0
413,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	413,359	0.0

See Accompanying Notes to Financial Statements

32

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.8%
		Floating Rate Notes(5): (continued)
300,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	300,043	0.0
800,000	(5)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	800,099	0.1
252,000	(5)	Mizuho Financial Group Inc., 2.520%, 10/15/2019	252,058	0.0
500,000	(5)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	500,068	0.0
400,000	(5)	National Bank Of Canada, 2.510%, 10/10/2019	400,082	0.0
500,000	(5)	National Bank Of Canada, 2.520%, 11/06/2019	500,075	0.0
300,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.490%, 10/15/2019	300,053	0.0
400,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	400,055	0.0
300,000	(5)	Royal Bank Of Canada, 2.510%, 10/11/2019	300,061	0.0
500,000	(5)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	500,104	0.1
500,000	(5)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	500,107	0.1
600,000	(5)	State Street Bank & Trust Co., 2.480%, 11/15/2019	600,047	0.1
385,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.480%, 08/21/2019	385,053	0.0
400,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	400,051	0.0
300,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	300,052	0.0
400,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.560%, 10/01/2019	400,055	0.0
800,000	(5)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	799,910	0.1
300,000	(5)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	299,976	0.0
500,000	(5)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	499,964	0.0
530,000	(5)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	530,112	0.1
600,000	(5)	Toronto-Dominion Bank, 2.480%, 11/18/2019	600,055	0.1
400,000	(5)	Toronto-Dominion Bank, 2.510%, 10/09/2019	400,083	0.0
614,000	(5)	Wells Fargo & Co., 2.530%, 11/04/2019	614,150	0.1
			15,296,530	1.0

		Repurchase Agreements(5): 2.0%
9,809,631	(5)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $9,811,631, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $10,005,824, due 06/30/19-02/15/49)	9,809,631	0.6
11,335,565	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $11,337,894, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,562,277, due 07/02/19-01/20/63)	11,335,565	0.7
11,335,565	(5)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $11,337,922, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $11,562,276, due 07/05/19-09/09/49)	11,335,565	0.7
			32,480,761	2.0

		Certificates of Deposit(5): 0.0%
400,000	(5)	The Norinchukin Bank, 2.550%, 07/08/2019 (Cost $400,016)	400,016	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.8%
60,417,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $60,417,000)	60,417,000	3.8

	Total Short-Term Investments (Cost $109,093,505)	109,093,505	6.8

	Total Investments in Securities (Cost $1,413,332,724)	$1,647,825,252	102.5
	Liabilities in Excess of Other Assets	(39,672,471)	(2.5)
	Net Assets	$1,608,152,781	100.0

See Accompanying Notes to Financial Statements

33

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

34

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 8.5%
300		Akatsuki, Inc.	$16,233	0.0
500		Amuse, Inc.	11,537	0.0
1,200	(1)	AOI TYO Holdings, Inc.	7,666	0.0
700		Asahi Net, Inc.	4,758	0.0
600		Ateam, Inc.	6,355	0.0
1,700		Avex, Inc.	21,603	0.0
3,300		Capcom Co., Ltd.	66,430	0.1
2,400		COLOPL, Inc.	14,541	0.0
2,000	(2)	Cookpad, Inc.	5,722	0.0
4,100		CyberAgent, Inc.	149,413	0.1
1,200		Daiichikosho Co., Ltd.	55,977	0.0
4,100		Dena Co., Ltd.	78,608	0.1
8,700		Dentsu, Inc.	304,269	0.2
1,300		Dip Corp.	21,829	0.0
2,500		F N Communications, Inc.	13,044	0.0
199		Faith, Inc.	1,860	0.0
7,800		Fuji Media Holdings, Inc.	108,948	0.1
300		Gakken Holdings Co., Ltd.	14,153	0.0
1,100		Gurunavi, Inc.	6,819	0.0
6,400		Gree, Inc.	29,854	0.0
700	(2)	Gumi, Inc.	3,519	0.0
1,820		GungHo Online Entertainment, Inc.	50,543	0.0
10,100		Hakuhodo DY Holdings, Inc.	170,596	0.1
1,100		Intage Holdings, Inc.	9,622	0.0
1,300		Internet Initiative Japan, Inc.	24,442	0.0
7,100	(1),(2)	Japan Communications, Inc.	12,619	0.0
2,386		Kadokawa Dwango Corp.	32,365	0.0
5,600		Kakaku.com, Inc.	108,307	0.1
600	(1)	Kamakura Shinsho Ltd.	7,860	0.0
60,300		KDDI Corp.	1,534,435	1.0
1,500	(2)	KLab, Inc.	12,803	0.0
1,852		Koei Tecmo Holdings Co. Ltd.	34,540	0.0
3,023		Konami Holdings Corp.	142,198	0.1
2,500		Lifull Co., Ltd.	11,624	0.0
2,300	(1),(2)	LINE Corp.	64,689	0.1
1,100		Macromill, Inc.	13,250	0.0
1,700		Marvelous, Inc.	12,943	0.0
18,800	(2)	Nexon Co. Ltd.	274,661	0.2
4,300		Nintendo Co., Ltd.	1,577,665	1.0
49,900		Nippon Telegraph & Telephone Corp.	2,324,826	1.5
7,000		Nippon Television Holdings, Inc.	103,858	0.1
46,100		NTT DoCoMo, Inc.	1,075,602	0.7
300		OPT Holding, Inc.	4,700	0.0
1,400	(2)	Shobunsha Publications, Inc.	4,443	0.0
500		Shochiku Co., Ltd.	56,586	0.0
6,300		SKY Perfect JSAT Holdings, Inc.	24,593	0.0
77,600		Softbank Corp.	1,008,091	0.7
61,200		SoftBank Group Corp.	2,947,718	1.9
3,500		Square Enix Holdings Co., Ltd.	112,463	0.1
300		Toei Co., Ltd.	41,798	0.0
4,900		Toho Co., Ltd.	208,760	0.1
5,100		Tokyo Broadcasting System Holdings, Inc.	87,260	0.1
2,200		TV Asahi Holdings Corp.	35,553	0.0
700		Tv Tokyo Holdings Corp.	15,234	0.0
500		ValueCommerce Co. Ltd.	11,503	0.0
800	(2)	Vector, Inc.	7,664	0.0
200	(2)	Vision, Inc./Tokyo Japan	9,041	0.0
300		Wowow, Inc.	7,394	0.0
48,300		Yahoo! Japan Corp.	142,077	0.1
1,650		Zenrin Co., Ltd.	29,206	0.0
			13,296,670	8.5

		Consumer Discretionary: 17.4%
1,200		ABC-Mart, Inc.	78,260	0.1
1,100		Adastria Co. Ltd.	23,580	0.0
100		Aeon Fantasy Co., Ltd.	2,078	0.0
1,200		Aisan Industry Co., Ltd.	7,616	0.0
6,070		Aisin Seiki Co., Ltd.	209,386	0.2
1,500	(2)	Akebono Brake Industry Co., Ltd.	1,466	0.0
300		Alpen Co., Ltd.	4,254	0.0
300		Amiyaki Tei Co., Ltd.	9,347	0.0
1,600		AOKI Holdings, Inc.	15,868	0.0
1,500		Aoyama Trading Co., Ltd.	29,448	0.0
600		Arata Corp.	20,475	0.0
1,500		Arcland Sakamoto Co. Ltd	18,377	0.0
600		Arcland Service Holdings Co. Ltd.	10,308	0.0
600		Asahi Co., Ltd.	6,777	0.0
7,100		Asics Corp.	77,107	0.1
1,000		ASKUL Corp.	21,430	0.0
900		Atsugi Co., Ltd.	7,391	0.0
3,200		Autobacs Seven Co., Ltd.	52,872	0.1
7,700		Bandai Namco Holdings, Inc.	373,640	0.3
1,700		Belluna Co., Ltd.	11,623	0.0
2,800		Benesse Holdings, Inc.	65,345	0.1
4,600		BIC Camera, Inc.	45,217	0.0
22,700	(1)	Bridgestone Corp.	895,491	0.6
400	(1)	BRONCO BILLY Co. Ltd.	8,101	0.0
300		Can Do Co., Ltd.	4,440	0.0
6,900		Casio Computer Co., Ltd.	86,029	0.1
300		Central Sports Co., Ltd.	8,663	0.0
800		Chiyoda Co., Ltd.	11,717	0.0
800		Chofu Seisakusho Co., Ltd.	15,882	0.0
300		Cleanup Corp.	1,535	0.0
2,600		Colowide Co., Ltd.	49,856	0.0
2,300		Create Restaurants Holdings, Inc.	28,658	0.0
800		Daido Metal Co., Ltd.	4,926	0.0
1,900		Daidoh Ltd.	4,954	0.0
700		Daikoku Denki Co., Ltd.	8,413	0.0
1,600		Daikyonishikawa Corp.	12,744	0.0
400		Dainichi Co., Ltd.	2,269	0.0
600		Daisyo Corp.	8,675	0.0

See Accompanying Notes to Financial Statements

35

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
4,400		DCM Holdings Co., Ltd.	43,290	0.0
300		DD Holdings Co. Ltd	5,957	0.0
16,300		Denso Corp.	687,308	0.5
1,800		Descente Ltd.	31,722	0.0
4,400		Pan Pacific International Holdings Corp.	279,750	0.2
800		Doshisha Co., Ltd.	12,647	0.0
1,500		Doutor Nichires Holdings Co., Ltd.	28,433	0.0
1,000		Dynic Corp.	6,846	0.0
800		Eagle Industry Co., Ltd.	7,822	0.0
3,300		EDION Corp.	30,732	0.0
1,400		ES-Con Japan Ltd.	8,705	0.0
1,000		Exedy Corp.	21,000	0.0
1,000		Fast Retailing Co., Ltd.	605,299	0.4
1,400		FCC Co., Ltd.	29,375	0.0
1,100		Foster Electric Co., Ltd.	15,904	0.0
1,900		France Bed Holdings Co., Ltd.	17,070	0.0
200		F-Tech, Inc.	1,399	0.0
1,000		Fuji Co., Ltd.	16,908	0.0
1,100		Fuji Kyuko Co., Ltd.	39,715	0.0
400		Fujibo Holdings, Inc.	8,635	0.0
1,300		Fujikura Composites, Inc.	5,053	0.0
400		Fujita Kanko, Inc.	10,040	0.0
2,500		Fujitsu General Ltd.	39,810	0.0
800	(2)	Funai Electric Co., Ltd.	5,835	0.0
1,000		Furukawa Battery Co., Ltd.	5,994	0.0
2,400		Futaba Industrial Co., Ltd.	13,161	0.0
300		Genki Sushi Co., Ltd.	8,647	0.0
1,200		Geo Corp.	15,387	0.0
400		Globeride, Inc.	12,476	0.0
700		Goldwin, Inc.	87,996	0.1
1,000		Gourmet Kineya Co., Ltd.	10,570	0.0
900		G-Tekt Corp.	12,758	0.0
500		Gunze Ltd.	21,556	0.0
3,935		H2O Retailing Corp.	45,470	0.0
800		Happinet Corp.	9,829	0.0
400		Hard Off Corp. Co., Ltd.	2,500	0.0
500		Haruyama Holdings, Inc.	3,690	0.0
10,700		Haseko Corp.	108,559	0.1
2,188	(1)	Heiwa Corp.	45,011	0.0
1,281		Hiday Hidaka Corp.	24,578	0.0
900		Hikari Tsushin, Inc.	196,620	0.1
900		Hiramatsu, Inc.	2,938	0.0
1,300		HIS Co., Ltd.	32,406	0.0
62,800		Honda Motor Co., Ltd.	1,623,932	1.1
1,010		Honeys Holdings Co., Ltd.	11,118	0.0
1,300		Hoosiers Holdings Co. Ltd.	7,259	0.0
600		Ichibanya Co., Ltd.	26,708	0.0
1,000		Ichikoh Industries Ltd.	6,623	0.0
1,500		IDOM, Inc.	4,036	0.0
6,220		Iida Group Holdings Co. Ltd.	100,701	0.1
900		Imasen Electric Industrial	7,717	0.0
13,700		Isetan Mitsukoshi Holdings Ltd.	111,211	0.1
2,100	(1),(2)	Istyle, Inc.	14,613	0.0
23,800		Isuzu Motors Ltd.	271,822	0.2
1,500		Izumi Co., Ltd.	60,741	0.1
9,400		J Front Retailing Co., Ltd.	107,990	0.1
2,200		Janome Sewing Machine Co., Ltd.	9,195	0.0
600		Japan Best Rescue System Co. Ltd.	7,972	0.0
2,500		Japan Wool Textile Co., Ltd.	19,551	0.0
400		JINS, Inc.	22,273	0.0
370		Joban Kosan Co. Ltd.	5,559	0.0
1,000		Joshin Denki Co., Ltd.	19,789	0.0
2,500		Joyful Honda Co. Ltd.	28,678	0.0
2,900		JP-Holdings, Inc.	7,934	0.0
6,870		JVC Kenwood Corp.	16,000	0.0
1,300		Kappa Create Co., Ltd.	16,462	0.0
1,000		Kasai Kogyo Co., Ltd.	7,367	0.0
300		Kawai Musical Instruments Manufacturing Co., Ltd.	8,771	0.0
800	(2)	KYB Corp.	22,609	0.0
1,900		Keihin Corp.	27,263	0.0
1,200		Keiyo Co., Ltd.	5,163	0.0
500	(2)	KNT-CT Holdings Co., Ltd.	6,231	0.0
200		Kintetsu Department Store Co. Ltd.	5,928	0.0
1,200		Kisoji Co., Ltd.	28,100	0.0
1,200		Kohnan Shoji Co., Ltd.	24,993	0.0
4,500		Koito Manufacturing Co., Ltd.	240,824	0.2
1,300	(2)	Kojima Co., Ltd.	5,748	0.0
1,600		Komatsu Matere Co. Ltd.	11,989	0.0
1,900		KOMEDA Holdings Co. Ltd.	35,858	0.0
1,300		Komeri Co., Ltd.	26,633	0.0
600		Konaka Co., Ltd.	2,253	0.0
1,800		Koshidaka Holdings Co. Ltd.	25,372	0.0
600		Kourakuen Holdings Corp.	15,440	0.0
7,840		Ks Holdings Corp.	74,029	0.1
500		Kura Sushi, Inc.	21,365	0.0
800		Kurabo Industries Ltd.	14,303	0.0
1,120		Kyoritsu Maintenance Co., Ltd.	52,441	0.1
900		LEC, Inc.	9,637	0.0
140		Look Holdings, Inc.	1,654	0.0
400		Mars Group Holdings Corp.	7,349	0.0
6,200		Marui Group Co., Ltd.	126,437	0.1
100		Matsuoka Corp.	2,510	0.0
1,700		Matsuya Co., Ltd.	13,505	0.0
400		Matsuyafoods Holdings Co. Ltd.	12,146	0.0
23,700		Mazda Motor Corp.	245,328	0.2
300		Media Do Holdings Co. Ltd.	8,450	0.0
1,400		Meiko Network Japan Co., Ltd.	12,410	0.0
500		Meiwa Estate Co., Ltd.	2,550	0.0
800		Misawa Homes Co., Ltd.	7,500	0.0
1,500		Mitsuba Corp.	9,189	0.0
28,000		Mitsubishi Motors Corp.	134,487	0.1
800		Mizuno Corp.	18,138	0.0
200	(1)	Monogatari Corp.	15,978	0.0

See Accompanying Notes to Financial Statements

36

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,200		MOS Food Services, Inc.	26,321	0.0
2,000		Musashi Seimitsu Industry Co., Ltd.	25,768	0.0
500		Nakayamafuku Co., Ltd.	2,557	0.0
1,300		Nextage Co. Ltd.	13,150	0.0
6,300		NGK Spark Plug Co., Ltd.	118,524	0.1
7,700		NHK Spring Co., Ltd.	59,525	0.1
3,100		Nifco, Inc.	76,971	0.1
300		Nihon Eslead Corp.	4,419	0.0
700		Nihon Tokushu Toryo Co., Ltd.	9,099	0.0
13,100		Nikon Corp.	186,277	0.1
200		Nippon Felt Co., Ltd.	833	0.0
300		Nippon Piston Ring Co., Ltd.	3,875	0.0
1,900		Nishimatsuya Chain Co., Ltd.	14,702	0.0
87,600		Nissan Motor Co., Ltd.	627,432	0.4
1,300		Nissan Shatai Co., Ltd.	12,666	0.0
1,300		Nissan Tokyo Sales Holdings Co., Ltd.	3,287	0.0
1,600		Nissin Kogyo Co., Ltd.	22,053	0.0
3,200		Nitori Co., Ltd.	424,647	0.3
1,400		Nojima Corp.	22,898	0.0
4,100		NOK Corp.	61,594	0.1
600		Ohashi Technica, Inc.	7,907	0.0
600		Ohsho Food Service Corp.	35,179	0.0
4,800		Onward Holdings Co., Ltd.	26,513	0.0
500	(2)	Open Door, Inc.	12,979	0.0
8,400		Oriental Land Co., Ltd.	1,042,088	0.7
1,700		Pacific Industrial Co., Ltd.	24,496	0.0
400		PAL Group Holdings Co., Ltd.	12,107	0.0
1,300		Paltac Corp.	71,627	0.1
85,050		Panasonic Corp.	710,436	0.5
800		Parco Co., Ltd.	8,060	0.0
2,000		Paris Miki Holdings, Inc.	6,210	0.0
1,400		PC Depot Corp.	5,565	0.0
600	(1)	Pepper Food Service Co. Ltd.	9,768	0.0
200		PIA Corp.	8,609	0.0
1,300		Piolax, Inc.	22,762	0.0
800		Plenus Co., Ltd.	13,049	0.0
4,300		Press Kogyo Co., Ltd.	19,539	0.0
1,300		Pressance Corp.	17,886	0.0
600		QB Net Holdings Co. Ltd.	11,589	0.0
33,400		Rakuten, Inc.	399,302	0.3
500		Renaissance, Inc.	8,180	0.0
3,200		Resorttrust, Inc.	49,088	0.0
400		Right On Co., Ltd.	2,682	0.0
400		Riken Corp.	15,305	0.0
1,300		Ringer Hut Co., Ltd.	26,913	0.0
1,400		Rinnai Corp.	89,182	0.1
4,220		Riso Kyoiku Co. Ltd.	17,685	0.0
2,300		Round One Corp.	29,244	0.0
1,500	(1)	Royal Holdings Co., Ltd.	37,098	0.0
1,000		Ryohin Keikaku Co., Ltd.	181,185	0.1
1,700		Sagami Holdings Corp.	20,444	0.0
1,300		Saizeriya Co., Ltd.	28,273	0.0
400		Sakai Ovex Co., Ltd.	6,422	0.0
300		San Holdings, Inc.	6,635	0.0
400	(2)	Sanden Holdings Corp.	2,001	0.0
2,800		Sangetsu Co., Ltd.	51,585	0.0
1,900		Sankyo Co., Ltd.	68,890	0.1
900		Sankyo Seiko Co., Ltd.	4,339	0.0
2,400	(1)	Sanrio Co., Ltd.	53,370	0.1
700		Sanyo Electric Railway Co. Ltd.	13,612	0.0
300		Sanyo Shokai Ltd.	4,276	0.0
2,200		Scroll Corp.	6,781	0.0
7,500		Sega Sammy Holdings, Inc.	91,310	0.1
1,300		Seiko Holdings Corp.	26,543	0.0
2,000		Seiren Co., Ltd.	27,905	0.0
16,200		Sekisui Chemical Co., Ltd.	243,927	0.2
25,500		Sekisui House Ltd.	420,153	0.3
1,100	(2)	Senshukai Co., Ltd.	2,735	0.0
7,500		Sharp Corp.	82,731	0.1
1,700		Shimachu Co., Ltd.	39,609	0.0
900		Shimamura Co., Ltd.	67,379	0.1
3,000		Shimano, Inc.	447,031	0.3
200		Shimojima Co., Ltd.	2,004	0.0
400		Shoei Co. Ltd.	15,947	0.0
1,900		Showa Corp.	25,666	0.0
6,900	(1)	Skylark Holdings Co. Ltd	120,587	0.1
50,012		Sony Corp.	2,628,129	1.7
900		Space Value Holdings Co. Ltd.	4,226	0.0
700		St. Marc Holdings Co., Ltd.	14,926	0.0
5,300		Stanley Electric Co., Ltd.	130,682	0.1
8,000		ZOZO, Inc.	150,136	0.1
1,200		Starts Corp., Inc.	28,333	0.0
400		Studio Alice Co., Ltd.	7,556	0.0
23,200		Subaru Corp.	564,854	0.4
200		Suminoe Textile Co., Ltd.	5,489	0.0
27,100		Sumitomo Electric Industries Ltd.	356,707	0.2
6,300		Sumitomo Forestry Co., Ltd.	75,730	0.1
1,600		Sumitomo Riko Co., Ltd.	12,524	0.0
6,705	(1)	Sumitomo Rubber Industries, Inc.	77,659	0.1
800		Sushiro Global Holdings Ltd.	47,803	0.0
13,700		Suzuki Motor Corp.	644,532	0.4
900		Syuppin Co. Ltd.	6,787	0.0
100		T RAD Co., Ltd.	1,767	0.0
1,400		Tachi-S Co., Ltd.	18,024	0.0
400		Taiho Kogyo Co., Ltd.	3,073	0.0
5,700		Takashimaya Co., Ltd.	62,555	0.1
40		Take And Give Needs Co., Ltd.	401	0.0
400		Takihyo Co., Ltd.	6,667	0.0
500		Tama Home Co. Ltd.	4,992	0.0
900		Tamron Co., Ltd.	18,458	0.0
800		TBK Co., Ltd.	2,890	0.0
600		T-Gaia Corp.	11,366	0.0
800		Toa Corp./Hyogo	9,538	0.0
2,200		Tokai Rika Co., Ltd.	36,364	0.0
320		Token Corp.	18,103	0.0
600	(2)	Tokyo Base Co. Ltd.	4,587	0.0
550		Sac's Bar Holdings, Inc.	5,006	0.0
3,000		Tokyo Dome Corp.	28,389	0.0
500		Tokyotokeiba Co., Ltd.	15,373	0.0
3,400		Tomy Co., Ltd.	39,643	0.0

See Accompanying Notes to Financial Statements

37

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
1,600		Topre Corp.	26,661	0.0
1,000		Toridoll Holdings Corp.	19,141	0.0
200		Torikizoku Co. Ltd.	4,161	0.0
500		Tosho Co. Ltd.	12,699	0.0
3,900		Toyo Tire & Rubber Co., Ltd.	51,422	0.0
2,500		Toyoda Gosei Co., Ltd.	48,858	0.0
2,600		Toyota Boshoku Corp.	34,186	0.0
6,000		Toyota Industries Corp.	330,916	0.2
82,882		Toyota Motor Corp.	5,143,976	3.3
1,000		TPR Co., Ltd.	17,041	0.0
1,800		TS Tech Co., Ltd.	49,167	0.0
3,050		TSI Holdings Co. Ltd.	18,306	0.0
100		Tsutsumi Jewelry Co., Ltd.	1,757	0.0
1,600		Unipres Corp.	26,352	0.0
900		United Arrows Ltd.	28,138	0.0
2,700	(2)	Unitika Ltd.	9,711	0.0
8,800		USS Co., Ltd.	173,844	0.1
4,400		VT Holdings Co. Ltd.	17,182	0.0
2,200		Wacoal Holdings Corp.	57,165	0.1
1,000		WATAMI Co., Ltd.	13,299	0.0
900		World Co. Ltd.	17,229	0.0
1,000		Xebio Holdings Co., Ltd.	11,399	0.0
22,332		Yamada Denki Co., Ltd.	98,834	0.1
4,500		Yamaha Corp.	214,188	0.2
10,700	(1)	Yamaha Motor Co., Ltd.	190,716	0.1
200		Yasunaga Corp.	2,626	0.0
1,600		Yellow Hat Ltd.	21,412	0.0
4,400	(1)	Yokohama Rubber Co., Ltd.	81,012	0.1
300		Yomiuri Land Co., Ltd.	13,830	0.0
900		Yondoshi Holdings, Inc.	20,702	0.0
800		Yorozu Corp.	10,050	0.0
2,700		Yoshinoya D&C Co., Ltd.	46,637	0.0
3,500		Zensho Holdings Co., Ltd.	71,262	0.1
1,800		Zojirushi Corp.	19,252	0.0
			27,126,837	17.4

		Consumer Staples: 8.8%
28,245		Aeon Co., Ltd.	486,081	0.3
1,000		Ain Holdings, Inc.	58,222	0.0
16,400		Ajinomoto Co., Inc.	284,520	0.2
1,600		Arcs Co., Ltd.	31,957	0.0
700		Ariake Japan Co., Ltd.	44,291	0.0
1,000		Artnature, Inc.	5,851	0.0
15,600		Asahi Group Holdings, Ltd.	702,292	0.5
700		Axial Retailing, Inc.	24,119	0.0
400		Belc Co., Ltd.	19,509	0.0
3,400		Calbee, Inc.	91,827	0.1
600	(1)	Cawachi Ltd.	11,147	0.0
1,000		Chubu Shiryo Co., Ltd.	11,349	0.0
5,752		Coca-Cola Bottlers Japan, Inc.	145,895	0.1
820		Cocokara fine, Inc.	42,740	0.0
300		Cosmos Pharmaceutical Corp.	51,007	0.0
1,300		Create SD Holdings Co., Ltd.	30,595	0.0
200		Daikokutenbussan Co., Ltd.	6,378	0.0
500		DyDo Group Holdings, Inc.	21,506	0.0
700		Earth Corp.	31,339	0.0
3,400	(2)	Euglena Co. Ltd.	29,878	0.0
2,300		Ezaki Glico Co., Ltd.	102,536	0.1
8,260	(1)	FamilyMart UNY Holdings Co., Ltd.	197,204	0.1
3,400		FANCL Corp.	84,100	0.1
5,580		Feed One Co., Ltd.	9,661	0.0
1,900		Fuji Oil Holdings, Inc.	57,315	0.0
900		Fujicco Co., Ltd.	17,032	0.0
500		Fujiya Co., Ltd.	9,045	0.0
500		Genky DrugStores Co. Ltd.	12,037	0.0
100		Hayashikane Sangyo Co., Ltd.	624	0.0
1,700		Heiwado Co., Ltd.	30,199	0.0
1,100		Hokuto Corp.	18,567	0.0
2,900		House Foods Group, Inc.	109,011	0.1
500		Imuraya Group Co. Ltd.	9,517	0.0
900		Inageya Co., Ltd.	11,192	0.0
2,300		Ito En Ltd.	107,341	0.1
100		Itochu-Shokuhin Co., Ltd.	4,313	0.0
5,170		Itoham Yonekyu Holdings, Inc.	35,275	0.0
42,900	(1)	Japan Tobacco, Inc.	945,674	0.6
400		J-Oil Mills, Inc.	14,436	0.0
3,100		Kagome Co., Ltd.	72,162	0.1
500		Kameda Seika Co. Ltd.	22,383	0.0
18,100		Kao Corp.	1,381,109	0.9
1,400		Kato Sangyo Co., Ltd.	42,592	0.0
400		Kenko Mayonnaise Co. Ltd.	8,344	0.0
4,200		Kewpie Corp.	92,841	0.1
1,000		Key Coffee, Inc.	19,581	0.0
4,900		Kikkoman Corp.	213,671	0.1
33,800		Kirin Holdings Co., Ltd.	729,827	0.5
2,700		Kitanotatsujin Corp.	14,098	0.0
2,100		Kobayashi Pharmaceutical Co., Ltd.	150,664	0.1
1,200		Kobe Bussan Co. Ltd.	58,330	0.1
1,300		Kose Corp.	219,417	0.2
800		Kotobuki Spirits Co. Ltd.	37,655	0.0
800		Kusuri no Aoki Holdings Co. Ltd.	56,323	0.0
500		Kyokuyo Co., Ltd.	13,323	0.0
400		Lacto Japan Co. Ltd.	13,220	0.0
1,900		Lawson, Inc.	91,280	0.1
600		Life Corp.	12,086	0.0
10,400		Lion Corp.	194,015	0.1
1,800		Mandom Corp.	43,647	0.0
1,000		Marudai Food Co., Ltd.	18,811	0.0
1,500		Maruha Nichiro Corp.	44,079	0.0
3,100		Matsumotokiyoshi Holdings Co., Ltd.	91,056	0.1
1,900		Megmilk Snow Brand Co., Ltd.	41,722	0.0
5,300		MEIJI Holdings Co., Ltd.	378,956	0.3
200		Meito Sangyo Co., Ltd.	2,601	0.0
924		Milbon Co., Ltd.	44,842	0.0
600		Ministop Co., Ltd.	8,635	0.0
1,000		Mitsubishi Shokuhin Co. Ltd.	26,272	0.0
600		Mitsui Sugar Co., Ltd.	12,415	0.0
900		Miyoshi Oil & Fat Co., Ltd.	8,770	0.0
1,900		Morinaga & Co., Ltd.	92,666	0.1

See Accompanying Notes to Financial Statements

38

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
1,500		Morinaga Milk Industry Co., Ltd.	59,395	0.1
100		Morozoff Ltd.	4,606	0.0
500		Nagatanien Holdings Co., Ltd.	9,702	0.0
300		Nakamuraya Co., Ltd.	11,308	0.0
500		Natori Co., Ltd.	7,280	0.0
3,100		NH Foods Ltd.	132,912	0.1
3,900		Nichirei Corp.	92,590	0.1
220		Nihon Chouzai Co., Ltd.	6,812	0.0
600		Nippon Beet Sugar Manufacturing Co., Ltd.	11,207	0.0
2,700		Nippon Flour Mills Co., Ltd.	43,238	0.0
10,400		Nippon Suisan Kaisha Ltd.	64,548	0.1
100		Nishimoto Co. Ltd.	3,374	0.0
1,100		Nisshin Oillio Group Ltd.	30,846	0.0
8,445		Nisshin Seifun Group, Inc.	192,874	0.1
3,200		Nissin Food Products Co., Ltd.	206,406	0.1
700		Noevir Holdings Co. Ltd.	38,418	0.0
3,100		Oenon Holdings, Inc.	9,936	0.0
400		OIE Sangyo Co., Ltd.	4,804	0.0
1,300		Okuwa Co., Ltd.	12,835	0.0
4,500		Pigeon Corp.	181,466	0.1
3,200	(1)	Pola Orbis Holdings, Inc.	89,671	0.1
1,200		Prima Meat Packers Ltd.	22,928	0.0
1,000		Qol Holdings Co. Ltd.	15,399	0.0
1,100		Rock Field Co., Ltd.	14,415	0.0
600		Rokko Butter Co. Ltd.	10,200	0.0
800		S Foods, Inc.	27,197	0.0
1,300		Sakata Seed Corp.	38,053	0.0
700		San-A Co., Ltd.	28,008	0.0
2,900		Sapporo Holdings Ltd.	61,128	0.1
30,643		Seven & I Holdings Co., Ltd.	1,038,228	0.7
14,800		Shiseido Co., Ltd.	1,119,423	0.7
600		Shoei Foods Corp.	18,628	0.0
600		Showa Sangyo Co., Ltd.	16,825	0.0
700		Sogo Medical Holdings Co. Ltd.	10,923	0.0
500		ST Corp.	7,821	0.0
300	(1)	Starzen Co., Ltd.	11,644	0.0
1,700		Sugi Holdings Co., Ltd.	80,513	0.1
2,800		Sundrug Co., Ltd.	75,938	0.1
5,000		Suntory Beverage & Food Ltd.	217,410	0.2
5,800		Takara Holdings, Inc.	60,757	0.1
600		Toho Co., Ltd./Hyogo	11,085	0.0
700		Torigoe Co., Ltd.	5,561	0.0
3,900		Toyo Suisan Kaisha Ltd.	160,754	0.1
1,600		Tsuruha Holdings, Inc.	148,389	0.1
15,800		Unicharm Corp.	476,347	0.3
2,480		United Super Markets Holdings, Inc.	21,755	0.0
1,800		Valor Holdings Co., Ltd.	37,462	0.0
600		Warabeya Nichiyo Co., Ltd.	9,263	0.0
1,940		Welcia Holdings Co. Ltd.	79,150	0.1
600		Yaizu Suisankagaku Industry Co., Ltd.	6,003	0.0
5,500		Yakult Honsha Co., Ltd.	324,603	0.2
400		Yakuodo Co. Ltd.	8,848	0.0
900	(1)	YA-MAN Ltd.	7,420	0.0
600		Yamatane Corp.	7,654	0.0
6,100		Yamazaki Baking Co., Ltd.	92,358	0.1
900		Yaoko Co., Ltd.	40,792	0.0
2,500		Yokohama Reito Co., Ltd.	23,190	0.0
100		Yomeishu Seizo Co., Ltd.	1,828	0.0
			13,715,103	8.8

		Energy: 0.9%
2,200		Cosmo Energy Holdings Co. Ltd.	49,860	0.0
700		Fuji Oil Co., Ltd.	1,717	0.0
8,605		Idemitsu Kosan Co., Ltd.	260,258	0.2
40,700		Inpex Corp.	368,877	0.2
1,300		Itochu Enex Co., Ltd.	10,438	0.0
1,800		Iwatani Corp.	62,543	0.1
100		Japan Oil Transportation Co., Ltd.	2,632	0.0
1,500		Japan Petroleum Exploration Co., Ltd.	34,883	0.0
125,360		JXTG Holdings, Inc.	624,782	0.4
900		Mitsuuroko Group Holdings Co., Ltd.	6,535	0.0
800		Modec, Inc.	22,660	0.0
6,500		Nippon Coke & Engineering Co., Ltd.	5,499	0.0
1,000		Sala Corp.	5,382	0.0
2,200		San-Ai Oil Co., Ltd.	21,395	0.0
1,600		Shinko Plantech Co., Ltd.	18,803	0.0
400		Sinanen Holdings Co., Ltd.	6,796	0.0
300		Toyo Kanetsu K K	5,738	0.0
			1,508,798	0.9

		Financials: 10.4%
2,500		77 Bank Ltd.	36,856	0.0
15,900		Acom Co., Ltd.	57,379	0.1
4,900		AEON Financial Service Co., Ltd.	79,085	0.1
300		Aichi Bank Ltd.	10,292	0.0
13,100	(2)	Aiful Corp.	26,813	0.0
600		Akita Bank Ltd.	11,362	0.0
700		Anicom Holdings, Inc.	25,091	0.0
800		Aomori Bank Ltd.	19,632	0.0
4,200		Aozora Bank Ltd.	100,988	0.1
700		Aruhi Corp.	13,763	0.0
1,400		Awa Bank Ltd.	33,597	0.0
700		Bank of Iwate Ltd.	18,219	0.0
2,700		Bank of Kochi Ltd./The	104,679	0.1
700		Bank of Nagoya Ltd.	22,099	0.0
900		Bank of Okinawa Ltd.	27,453	0.0
700		Bank of Saga Ltd.	10,035	0.0
1,700		Bank of the Ryukyus Ltd.	18,180	0.0
25,700		Chiba Bank Ltd.	125,852	0.1
2,300		Chiba Kogyo Bank Ltd.	5,692	0.0
6,500		Chugoku Bank Ltd.	57,403	0.1
500		Chukyo Bank Ltd.	10,302	0.0
46,428		Concordia Financial Group Ltd.	173,277	0.1
5,300		Credit Saison Co., Ltd.	62,202	0.1
41,400		Dai-ichi Life Holdings, Inc.	626,372	0.4
1,400		Daishi Hokuetsu Financial Group, Inc.	35,919	0.0

See Accompanying Notes to Financial Statements

39

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
100		Daito Bank Ltd.	509	0.0
58,100		Daiwa Securities Group, Inc.	255,085	0.2
500	(2)	Dream Incubator, Inc.	6,450	0.0
900		eGuarantee, Inc.	10,830	0.0
900		Ehime Bank Ltd.	8,716	0.0
9,200		FIDEA Holdings Co., Ltd.	9,826	0.0
2,600		Financial Products Group Co. Ltd.	21,512	0.0
800		Fukui Bank Ltd.	10,420	0.0
6,584		Fukuoka Financial Group, Inc.	120,575	0.1
2,400		Fukushima Bank Ltd.	5,581	0.0
900		Fuyo General Lease Co., Ltd.	51,350	0.0
900		GCA Corp.	5,750	0.0
15,600		Gunma Bank Ltd.	54,725	0.0
17,800		Hachijuni Bank Ltd.	72,691	0.1
11,800		Hiroshima Bank Ltd.	56,966	0.1
1,900		Hitachi Capital Corp.	42,335	0.0
900		Hokkoku Bank Ltd.	25,367	0.0
5,300		Hokuhoku Financial Group, Inc.	55,225	0.1
7,500		Hyakugo Bank Ltd.	23,230	0.0
800		Hyakujushi Bank Ltd.	16,032	0.0
1,600		IBJ Leasing Co., Ltd.	40,138	0.0
2,200		Ichiyoshi Securities Co., Ltd.	14,901	0.0
900		IwaiCosmo Holdings, Inc.	9,905	0.0
10,800		Iyo Bank Ltd.	54,642	0.0
900		Jaccs Co., Ltd.	17,954	0.0
1,300		Jafco Co., Ltd.	47,760	0.0
19,900		Japan Exchange Group, Inc.	316,944	0.2
19,700		Japan Post Bank Co. Ltd.	200,184	0.1
57,400		Japan Post Holdings Co. Ltd.	650,056	0.4
2,700		Japan Post Insurance Co. Ltd.	50,091	0.0
3,511	(1)	Japan Securities Finance Co., Ltd.	17,939	0.0
2,900		Jimoto Holdings, Inc.	2,588	0.0
1,100		Juroku Bank Ltd.	22,444	0.0
6,000	(1)	kabu.com Securities Co., Ltd.	31,101	0.0
3,727		Kansai Mirai Financial Group, Inc.	23,939	0.0
3,600		Keiyo Bank Ltd.	21,093	0.0
100		Kita-Nippon Bank Ltd.	1,573	0.0
3,200		Kiyo Bank Ltd.	40,828	0.0
1,100		Kyokuto Securities Co., Ltd.	8,957	0.0
12,920		Kyushu Financial Group, Inc.	51,210	0.0
300	(2)	M&A Capital Partners Co. Ltd.	16,267	0.0
2,700		Marusan Securities Co., Ltd.	14,031	0.0
3,800		Matsui Securities Co., Ltd.	35,893	0.0
39,390		Mebuki Financial Group, Inc.	102,931	0.1
500		Michinoku Bank Ltd.	7,642	0.0
1,500		Mito Securities Co., Ltd.	2,722	0.0
503,400		Mitsubishi UFJ Financial Group, Inc.	2,397,681	1.6
16,800		Mitsubishi UFJ Lease & Finance Co., Ltd.	89,274	0.1
19,011		MS&AD Insurance Group Holdings, Inc.	604,291	0.4
600		Miyazaki Bank Ltd.	13,444	0.0
989,000		Mizuho Financial Group, Inc.	1,438,131	0.9
7,100		Monex Group, Inc.	25,110	0.0
1,400		Musashino Bank Ltd.	26,492	0.0
200		Nagano Bank Ltd.	3,322	0.0
1,400		Nanto Bank Ltd.	30,428	0.0
300		NEC Capital Solutions Ltd.	4,984	0.0
5,000		Nishi-Nippon Financial Holdings, Inc.	36,056	0.0
128,700		Nomura Holdings, Inc.	455,621	0.3
11,600		North Pacific Bank Ltd.	27,629	0.0
1,800		Ogaki Kyoritsu Bank Ltd.	39,586	0.0
500		Oita Bank Ltd.	14,031	0.0
7,300		Okasan Securities Group, Inc.	26,768	0.0
22,500		Orient Corp.	24,062	0.0
48,700		ORIX Corp.	727,816	0.5
80,300		Resona Holdings, Inc.	334,979	0.2
600		Ricoh Leasing Co., Ltd.	18,310	0.0
740		San ju San Financial Group, Inc.	10,182	0.0
5,000		San-In Godo Bank Ltd.	32,090	0.0
8,760		SBI Holdings, Inc.	217,583	0.2
7,830		Senshu Ikeda Holdings, Inc.	14,485	0.0
25,800		Seven Bank Ltd.	67,614	0.1
1,700		Shiga Bank Ltd.	39,554	0.0
1,300		Shikoku Bank Ltd.	10,906	0.0
300		Shimizu Bank Ltd.	5,048	0.0
5,600		Shinsei Bank Ltd.	87,149	0.1
18,800		Shizuoka Bank Ltd.	138,832	0.1
12,950		Sompo Holdings, Inc.	500,926	0.3
6,100		Sony Financial Holdings, Inc.	146,798	0.1
51,452		Sumitomo Mitsui Financial Group, Inc.	1,823,752	1.2
14,344		Sumitomo Mitsui Trust Holdings, Inc.	521,141	0.3
7,600	(2)	Suruga Bank Ltd.	28,338	0.0
22,700		T&D Holdings, Inc.	247,056	0.2
300		Taiko Bank Ltd.	4,650	0.0
4,400		Tochigi Bank Ltd.	7,074	0.0
7,800		Toho Bank Ltd.	18,570	0.0
600		Tohoku Bank Ltd.	5,778	0.0
9,400		Tokai Tokyo Financial Holdings	28,779	0.0
26,200		Tokio Marine Holdings, Inc.	1,314,595	0.9
1,500		Tokyo Century Corp.	63,476	0.1
1,128		Tokyo Kiraboshi Financial Group, Inc.	17,755	0.0
400		Tomato Bank Ltd.	3,804	0.0
6,800		TOMONY Holdings, Inc.	22,885	0.0
1,100		Towa Bank Ltd.	7,006	0.0
900		Toyo Securities Co., Ltd.	989	0.0
2,000		Tsukuba Bank Ltd.	3,143	0.0
800		Yamagata Bank Ltd.	11,982	0.0
9,600		Yamaguchi Financial Group, Inc.	65,698	0.1

See Accompanying Notes to Financial Statements

40

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
900		Yamanashi Chuo Bank Ltd.	9,710	0.0
2,100		Zenkoku Hosho Co. Ltd.	80,758	0.1
			16,265,571	10.4

		Health Care: 8.4%
8,200		Alfresa Holdings Corp.	202,795	0.1
600		As One Corp.	49,920	0.0
6,400		Asahi Intecc Co. Ltd.	158,202	0.1
800		ASKA Pharmaceutical Co., Ltd.	9,348	0.0
65,900		Astellas Pharma, Inc.	939,126	0.6
1,000		BML, Inc.	28,449	0.0
7,800		Chugai Pharmaceutical Co., Ltd.	510,844	0.3
300		CMIC Holdings Co., Ltd.	5,703	0.0
900		Create Medic Co., Ltd.	7,658	0.0
21,300		Daiichi Sankyo Co., Ltd.	1,117,089	0.7
600		Daiken Medical Co. Ltd.	3,432	0.0
560		Daito Pharmaceutical Co. Ltd.	17,202	0.0
1,400		Eiken Chemical Co., Ltd.	22,214	0.0
8,900		Eisai Co., Ltd.	504,418	0.3
500		Elan Corp.	8,251	0.0
1,300		EPS Holdings, Inc.	20,229	0.0
500		FALCO HOLDINGS Co. Ltd.	7,869	0.0
400		Fuso Pharmaceutical Industries Ltd.	6,900	0.0
2,200		Hisamitsu Pharmaceutical Co., Inc.	87,188	0.1
1,000		Hogy Medical Co., Ltd.	29,586	0.0
15,000		Hoya Corp.	1,152,814	0.8
2,400		Japan Lifeline Co. Ltd.	38,989	0.0
600		JCR Pharmaceuticals Co. Ltd.	35,062	0.0
1,600		Jeol Ltd.	35,859	0.0
1,400		Kaken Pharmaceutical Co., Ltd.	65,662	0.1
1,500		Kissei Pharmaceutical Co., Ltd.	37,545	0.0
1,900		Kyorin Co., Ltd.	33,690	0.0
8,800		Kyowa Hakko Kirin Co., Ltd.	158,783	0.1
15,200		M3, Inc.	278,933	0.2
1,000		Mani, Inc.	64,351	0.1
400	(2)	Medical Data Vision Co. Ltd.	4,887	0.0
8,000		Medipal Holdings Corp.	176,948	0.1
1,100		Menicon Co. Ltd.	36,318	0.0
2,100		Miraca Holdings, Inc.	47,850	0.0
7,800		Mitsubishi Tanabe Pharma Corp.	86,804	0.1
1,200		Mochida Pharmaceutical Co., Ltd.	51,164	0.0
700		N Field Co. Ltd.	4,580	0.0
1,200		Nagaileben Co., Ltd.	26,366	0.0
1,300		NichiiGakkan Co., Ltd.	18,989	0.0
2,350		Nichi-iko Pharmaceutical Co., Ltd.	25,745	0.0
3,400		Nihon Kohden Corp.	92,383	0.1
2,600		Nikkiso Co., Ltd.	34,742	0.0
100		Nippon Chemiphar Co., Ltd.	2,663	0.0
2,000		Nippon Shinyaku Co., Ltd.	141,581	0.1
5,400		Nipro Corp.	60,004	0.1
500		Nissui Pharmaceutical Co., Ltd.	5,587	0.0
44,500		Olympus Corp.	495,235	0.3
17,600		Ono Pharmaceutical Co., Ltd.	316,444	0.2
14,200		Otsuka Holdings Co. Ltd.	464,010	0.3
900		Paramount Bed Holdings Co. Ltd.	34,333	0.0
3,800	(2)	PeptiDream, Inc.	195,176	0.1
500		Rion Co. Ltd.	9,437	0.0
3,900		Rohto Pharmaceutical Co., Ltd.	106,183	0.1
14,000		Santen Pharmaceutical Co., Ltd.	232,752	0.2
1,600		Sawai Pharmaceutical Co., Ltd.	86,602	0.1
1,600		Seikagaku Corp.	18,398	0.0
700		Shin Nippon Biomedical Laboratories Ltd.	4,549	0.0
9,500		Shionogi & Co., Ltd.	548,937	0.4
1,600		Ship Healthcare Holdings, Inc.	69,217	0.1
1,700		Solasto Corp.	14,841	0.0
5,600		Sumitomo Dainippon Pharma Co. Ltd.	106,611	0.1
3,330		Suzuken Co., Ltd.	195,682	0.1
5,800		Sysmex Corp.	379,437	0.3
500		Taiko Pharmaceutical Co. Ltd.	9,306	0.0
1,700		Taisho Pharmaceutical Holdings Co. Ltd.	130,944	0.1
2,100		Takara Bio, Inc.	40,163	0.0
65,100		Takeda Pharmaceutical Co., Ltd.	2,315,792	1.5
21,100		Terumo Corp.	630,330	0.4
2,300		Toho Holdings Co., Ltd.	51,608	0.0
800		Tokai Corp./Gifu	16,971	0.0
500		Torii Pharmaceutical Co., Ltd.	12,056	0.0
1,200		Towa Pharmaceutical Co., Ltd.	30,545	0.0
1,900		Tsukui Corp.	9,086	0.0
2,400		Tsumura & Co.	67,073	0.1
1,500		Vital KSK Holdings, Inc.	14,229	0.0
1,700		ZERIA Pharmaceutical Co., Ltd.	34,075	0.0
			13,094,744	8.4

		Industrials: 22.6%
1,200		Advan Co., Ltd.	11,812	0.0
1,000		Aeon Delight Co., Ltd.	29,611	0.0
2,300		Aica Kogyo Co., Ltd.	77,093	0.1
800		Aichi Corp.	5,176	0.0
2,200		Aida Engineering Ltd.	17,044	0.0
900		Alconix Corp.	11,917	0.0
12,900		ANA Holdings, Inc.	427,587	0.3
990		Altech Corp.	15,119	0.0
11,200		Amada Holdings Co., Ltd.	126,596	0.1
1,100		Anest Iwata Corp.	9,815	0.0
2,300		Asahi Diamond Industrial Co., Ltd.	14,053	0.0
7,300	(1)	AGC, Inc.	252,886	0.2
120		Asahi Kogyosha Co., Ltd.	3,253	0.0
100		Asanuma Corp.	3,230	0.0

See Accompanying Notes to Financial Statements

41

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,600		Bando Chemical Industries Ltd.	15,151	0.0
1,300		Bell System24 Holdings, Inc.	18,013	0.0
2,100		Benefit One, Inc.	36,338	0.0
2,300		Bunka Shutter Co., Ltd.	17,462	0.0
1,700		Central Glass Co., Ltd.	37,868	0.0
6,600		Central Japan Railway Co.	1,323,353	0.9
400		Central Security Patrols Co., Ltd.	18,544	0.0
6,000	(1),(2)	Chiyoda Corp.	16,135	0.0
300		Chiyoda Integre Co., Ltd.	5,518	0.0
500		Chori Co., Ltd.	7,973	0.0
1,100	(1)	Chudenko Corp.	22,903	0.0
200		Chugai Ro Co., Ltd.	3,005	0.0
2,200		CKD Corp.	22,434	0.0
3,600		COMSYS Holdings Corp.	91,481	0.1
1,200		Cosel Co., Ltd.	12,831	0.0
400		CTI Engineering Co., Ltd.	5,583	0.0
10,500		Dai Nippon Printing Co., Ltd.	224,251	0.2
600		Dai-Dan Co., Ltd.	12,849	0.0
4,100		Daifuku Co., Ltd.	231,581	0.2
900		Daihen Corp.	25,909	0.0
600		Daiho Corp.	15,058	0.0
500		Daiichi Jitsugyo Co., Ltd.	14,318	0.0
10,200		Daikin Industries Ltd.	1,335,577	0.9
1,300		Daiseki Co., Ltd.	32,594	0.0
1,200		Daiwa Industries Ltd.	12,519	0.0
700		Denyo Co., Ltd.	9,446	0.0
4,800		DMG Mori Co. Ltd.	77,326	0.1
2,000		Duskin Co., Ltd.	52,695	0.1
13,100		East Japan Railway Co.	1,226,734	0.8
3,300		Ebara Corp.	89,955	0.1
300		Ebara Jitsugyo Co. Ltd.	5,541	0.0
700		Endo Lighting Corp.	4,787	0.0
1,000		en-japan, Inc.	39,141	0.0
7,100		Fanuc Ltd.	1,319,270	0.9
730		Fudo Tetra Corp.	8,875	0.0
4,900		Fuji Electric Co. Ltd	169,818	0.1
2,800		Fuji Machine Manufacturing Co., Ltd.	35,714	0.0
9,500		Fujikura Ltd.	35,860	0.0
2,900		Fujitec Co., Ltd.	37,999	0.0
300		Fukuda Corp.	12,759	0.0
500		Fukushima Industries Corp.	16,482	0.0
1,000		Fukuyama Transporting Co., Ltd.	36,253	0.0
800		Fullcast Co., Ltd.	17,068	0.0
1,710		Funai Soken Holdings, Inc.	41,489	0.0
1,300		Furukawa Co., Ltd.	16,902	0.0
2,200		Furukawa Electric Co., Ltd.	64,730	0.1
1,200		Futaba Corp.	15,681	0.0
400		Gakujo Co., Ltd.	4,425	0.0
1,100		Gecoss Corp.	9,716	0.0
700		Giken Ltd.	21,975	0.0
2,100		Glory Ltd.	55,576	0.1
2,900		GS Yuasa Corp.	56,071	0.1
600		Hamakyorex Co., Ltd.	21,197	0.0
9,400		Hankyu Hanshin Holdings, Inc.	337,293	0.2
1,400		Hanwa Co., Ltd.	37,567	0.0
6,700		Hazama Ando Corp.	44,849	0.0
700		Hibiya Engineering Ltd.	12,202	0.0
9,200		Hino Motors Ltd.	77,650	0.1
400	(1)	Hirata Corp.	23,328	0.0
800		Hisaka Works Ltd.	6,471	0.0
3,000		Hitachi Construction Machinery Co., Ltd.	78,485	0.1
1,600		Hitachi Transport System Ltd.	52,050	0.1
6,400		Hitachi Zosen Corp.	23,515	0.0
700		Hokuetsu Industries Co. Ltd.	7,884	0.0
2,200		Hoshizaki Corp.	164,057	0.1
300		Hosokawa Micron Corp.	12,687	0.0
300		Howa Machinery Ltd.	2,365	0.0
600		Ichinen Holdings Co., Ltd.	6,210	0.0
1,100		Idec Corp.	20,723	0.0
5,700		IHI Corp.	137,798	0.1
3,900		Iino Kaiun Kaisha Ltd.	13,026	0.0
1,200		Inaba Denki Sangyo Co., Ltd.	50,445	0.0
600		Inaba Seisakusho Co., Ltd.	7,885	0.0
2,000		Inabata & Co., Ltd.	25,661	0.0
430		Inui Global Logistics Co. Ltd.	3,343	0.0
1,000		Iseki & Co., Ltd.	14,190	0.0
400	(2)	Ishikawa Seisakusho Ltd.	5,425	0.0
51,100		Itochu Corp.	978,924	0.6
1,000		Itoki Corp.	4,092	0.0
600		Iwasaki Electric Co., Ltd.	7,055	0.0
700		JAC Recruitment Co. Ltd.	16,553	0.0
500		Jamco Corp.	9,801	0.0
12,900		Japan Airlines Co. Ltd.	411,713	0.3
2,400		Japan Airport Terminal Co., Ltd.	102,645	0.1
500		Japan Elevator Service Holdings Co. Ltd.	12,701	0.0
500		Japan Pulp & Paper Co., Ltd.	16,662	0.0
2,300		Japan Steel Works Ltd.	38,575	0.0
2,000		Japan Transcity Corp.	8,800	0.0
7,200		JGC Corp.	98,503	0.1
1,300		JK Holdings Co., Ltd.	6,739	0.0
7,200		JTEKT Corp.	87,547	0.1
1,400		Juki Corp.	12,967	0.0
19,500		Kajima Corp.	268,212	0.2
4,400		Kamigumi Co., Ltd.	104,340	0.1
900		Kanaden Corp.	10,863	0.0
200		Kanagawa Chuo Kotsu Co., Ltd.	6,895	0.0
1,200		Kanamoto Co., Ltd.	31,115	0.0
3,600		Kandenko Co., Ltd.	30,141	0.0
3,300		Kanematsu Corp.	36,648	0.0
1,000		Katakura Industries Co., Ltd.	11,972	0.0
300		Kato Works Co., Ltd.	5,606	0.0
200		Kawada Technologies, Inc.	14,978	0.0
5,800		Kawasaki Heavy Industries Ltd.	136,788	0.1

See Accompanying Notes to Financial Statements

42

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
2,200	(2)	Kawasaki Kisen Kaisha Ltd.	26,959	0.0
3,200		Keihan Holdings Co., Ltd.	139,615	0.1
10,300		Keikyu Corp.	177,601	0.1
4,200		Keio Corp.	276,794	0.2
5,600		Keisei Electric Railway Co., Ltd.	204,260	0.1
200		Kimura Chemical Plants Co., Ltd.	662	0.0
200		Kimura Unity Co., Ltd.	1,977	0.0
5,600		Kinden Corp.	85,952	0.1
1,100	(1)	King Jim Co., Ltd.	8,327	0.0
7,100		Kintetsu Group Holdings Co., Ltd.	340,391	0.2
1,500		Kintetsu World Express, Inc.	19,623	0.0
300		Kitagawa Corp.	5,863	0.0
100		Kitano Construction Corp.	2,397	0.0
500		Kito Corp.	7,742	0.0
3,400		Kitz Corp.	23,858	0.0
200	(2)	Kobe Electric Railway Co. Ltd.	7,319	0.0
3,800		Kokuyo Co., Ltd.	53,306	0.1
395		Komaihal Tec, Inc.	6,243	0.0
33,700		Komatsu Ltd.	818,162	0.5
400		Komatsu Wall Industry Co., Ltd.	6,669	0.0
2,100		Komori Corp.	22,855	0.0
1,300		Konoike Transport Co. Ltd.	20,504	0.0
400		KRS Corp.	7,261	0.0
39,800	(1)	Kubota Corp.	664,919	0.4
1,200		Kumagai Gumi Co., Ltd.	35,576	0.0
4,100		Kurita Water Industries, Ltd.	102,151	0.1
200		Kyodo Printing Co., Ltd.	5,036	0.0
1,500		Kyokuto Kaihatsu Kogyo Co., Ltd.	18,711	0.0
3,316		Kyowa Exeo Corp.	82,749	0.1
1,700		Kyudenko Corp.	51,190	0.1
6,000		Kyushu Railway Co.	175,036	0.1
1,900	(1)	Link And Motivation, Inc.	10,725	0.0
10,870		LIXIL Group Corp.	172,431	0.1
2,100		Mabuchi Motor Co., Ltd.	72,046	0.1
6,100		Maeda Corp.	48,990	0.0
900		Maeda Kosen Co. Ltd.	16,538	0.0
2,800		Maeda Road Construction Co., Ltd.	59,034	0.1
900		Maezawa Kasei Industries Co., Ltd.	8,794	0.0
200		Maezawa Kyuso Industries Co., Ltd.	3,572	0.0
900		Makino Milling Machine Co., Ltd.	36,501	0.0
9,100		Makita Corp.	310,697	0.2
72,100		Marubeni Corp.	478,583	0.3
300		Maruka Corp.	5,382	0.0
400		Maruwa Unyu Kikan Co. Ltd.	17,683	0.0
600		Maruzen Showa Unyu Co., Ltd.	19,076	0.0
600		Matsuda Sangyo Co., Ltd.	8,223	0.0
1,300		Matsui Construction Co., Ltd.	7,400	0.0
1,400		Max Co., Ltd.	20,321	0.0
1,500		Meidensha Corp.	23,512	0.0
1,700		Meisei Industrial Co. Ltd.	11,344	0.0
1,000		Meitec Corp.	51,458	0.1
500		Meiwa Corp.	1,711	0.0
13,858		Minebea Mitsumi, Inc.	236,107	0.2
3,010		Mirait Holdings Corp.	44,669	0.0
9,200		MISUMI Group, Inc.	231,903	0.2
51,300		Mitsubishi Corp.	1,355,622	0.9
74,300		Mitsubishi Electric Corp.	982,252	0.6
12,400		Mitsubishi Heavy Industries Ltd.	540,790	0.4
2,500		Mitsubishi Logistics Corp.	68,852	0.1
400		Mitsubishi Kakoki Kaisha Ltd.	6,387	0.0
1,000		Mitsubishi Logisnext Co., Ltd.	10,635	0.0
1,400		Mitsubishi Pencil Co., Ltd.	22,484	0.0
1,000		Mitsuboshi Belting Co., Ltd.	17,703	0.0
60,000		Mitsui & Co., Ltd.	979,374	0.6
2,800	(2)	Mitsui E&S Holdings Co. Ltd	25,902	0.0
300		Mitsui Matsushima Holdings Co., Ltd.	3,747	0.0
4,200		Mitsui OSK Lines Ltd.	100,855	0.1
800		Mitsui-Soko Holdings Co. Ltd.	11,542	0.0
3,300		Miura Co., Ltd.	102,285	0.1
200		Miyaji Engineering Group, Inc.	3,248	0.0
4,700		MonotaRO Co. Ltd.	115,132	0.1
1,400		Morita Holdings Corp.	24,544	0.0
4,100		Nabtesco Corp.	114,542	0.1
400		NAC Co., Ltd.	3,501	0.0
800		Nachi-Fujikoshi Corp.	33,167	0.0
4,600		Nagase & Co., Ltd.	69,151	0.1
5,900		Nagoya Railroad Co., Ltd.	163,395	0.1
600		Nakabayashi Co. Ltd.	2,962	0.0
1,244		Namura Shipbuilding Co., Ltd.	3,489	0.0
3,300		Nankai Electric Railway Co., Ltd.	80,364	0.1
200		Nexyz Group Corp.	4,026	0.0
9,000		NGK Insulators Ltd.	131,618	0.1
1,000	(2)	Nice Holdings, Inc.	4,838	0.0
2,200		Nichias Corp.	39,653	0.0
500		Nichiden Corp.	8,685	0.0
1,000		Nichiha Corp.	27,947	0.0
1,300		Nichireki Co., Ltd.	12,050	0.0
8,914		Nidec Corp.	1,224,204	0.8
5,400		Nihon M&A Center, Inc.	130,075	0.1
200		Nihon Trim Co., Ltd.	9,658	0.0
200		Nikko Co. Ltd./Hyogo	5,152	0.0
2,000		Nippo Corp.	39,472	0.0
400	(1)	Nippon Carbon Co., Ltd.	15,418	0.0
1,400		Nippon Densetsu Kogyo Co., Ltd.	28,134	0.0
2,700		Nippon Express Co., Ltd.	143,910	0.1
1,000		Nippon Hume Corp.	6,414	0.0
900		Nippon Kanzai Co., Ltd.	15,257	0.0
500		Nippon Koei Co. Ltd.	11,011	0.0
2,900		Nikkon Holdings Co. Ltd	66,679	0.1

See Accompanying Notes to Financial Statements

43

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
11,800		Nippon Parking Development Co. Ltd.	18,647	0.0
300		Nippon Road Co., Ltd.	16,866	0.0
100		Nippon Seisen Co., Ltd.	2,372	0.0
400	(2)	Nippon Sharyo Ltd.	9,869	0.0
3,900		Nippon Sheet Glass Co., Ltd.	26,626	0.0
628		Nippon Steel Trading Corp.	25,920	0.0
2,300		Nippon Thompson Co., Ltd.	10,409	0.0
5,788		Nippon Yusen KK	93,154	0.1
1,900		Nishimatsu Construction Co., Ltd.	36,712	0.0
2,200	(1)	Nishi-Nippon Railroad Co., Ltd.	47,000	0.0
700		Nishio Rent All Co., Ltd.	19,820	0.0
100		Nissei ASB Machine Co. Ltd.	2,396	0.0
500		Nissei Plastic Industrial Co., Ltd.	4,381	0.0
4,380		Nisshinbo Holdings, Inc.	33,579	0.0
700		Nissin Corp.	11,512	0.0
1,700		Nissin Electric Co., Ltd.	18,602	0.0
800		Nitta Corp.	22,624	0.0
1,300		Nitto Boseki Co., Ltd.	27,549	0.0
1,300		Nitto Kogyo Corp.	24,913	0.0
300		Nitto Kohki Co., Ltd.	5,884	0.0
1,100		Nittoc Construction Co. Ltd.	5,927	0.0
3,700		Nomura Co., Ltd.	46,311	0.0
500		Noritake Co., Ltd.	21,019	0.0
600		Noritsu Koki Co., Ltd.	11,737	0.0
2,000		Noritz Corp.	23,956	0.0
400		NS United Kaiun Kaisha Ltd.	8,248	0.0
15,200		NSK Ltd.	135,863	0.1
16,800		NTN Corp.	50,077	0.0
400		Obara Corp.	13,582	0.0
24,900		Obayashi Corp.	245,980	0.2
12,000		Odakyu Electric Railway Co., Ltd.	294,066	0.2
1,080		Oiles Corp.	15,844	0.0
1,800		Okabe Co., Ltd.	15,701	0.0
2,900		Okamura Corp.	29,038	0.0
1,000		Okuma Corp.	51,568	0.1
1,500		Okumura Corp.	45,968	0.0
700		Onoken Co., Ltd.	8,911	0.0
300		Organo Corp.	9,999	0.0
100		Origin Co. Ltd	1,344	0.0
3,800		OSG Corp.	75,152	0.1
3,150		OSJB Holdings Corp.	7,791	0.0
3,900		Outsourcing, Inc.	47,581	0.0
900		Oyo Corp.	9,098	0.0
4,300		Park24 Co., Ltd.	100,395	0.1
1,100		Pasona Group, Inc.	15,402	0.0
100		Pegasus Sewing Machine Manufacturing Co., Ltd.	524	0.0
10,200		Penta-Ocean Construction Co., Ltd.	50,127	0.0
7,300		Persol Holdings Co. Ltd	172,106	0.1
1,400		Pilot Corp.	54,335	0.1
1,600		Prestige International, Inc.	23,825	0.0
600		Pronexus, Inc.	6,216	0.0
900		PS Mitsubishi Construction Co., Ltd.	4,999	0.0
800		Quick Co. Ltd.	11,568	0.0
1,800		Raito Kogyo Co., Ltd.	23,027	0.0
51,100		Recruit Holdings Co. Ltd.	1,710,925	1.1
1,400		Relia, Inc.	16,449	0.0
800		Rheon Automatic Machinery Co., Ltd.	13,685	0.0
900		Ryobi Ltd.	17,037	0.0
400		Sakai Moving Service Co., Ltd.	23,603	0.0
700	(2)	Sanix, Inc.	1,493	0.0
2,300		Sanki Engineering Co., Ltd.	26,695	0.0
1,100		Sankyo Tateyama, Inc.	12,059	0.0
2,000		Sankyu, Inc.	105,302	0.1
7,900		Sanwa Holdings Corp.	85,151	0.1
400		Sanyo Denki Co. Ltd.	16,091	0.0
900		Sato Holding Corp.	22,895	0.0
500		Sato Shoji Corp.	4,093	0.0
800		SBS Holdings, Inc.	11,313	0.0
7,500		Secom Co., Ltd.	646,274	0.4
9,300		Seibu Holdings, Inc.	155,251	0.1
1,300		Seikitokyu Kogyo Co., Ltd.	7,685	0.0
5,400		Seino Holdings Co. Ltd	72,121	0.1
1,400		Sekisui Jushi Corp.	27,462	0.0
4,300		Senko Group Holdings Co., Ltd.	34,022	0.0
6,700		SG Holdings Co. Ltd.	190,510	0.1
700		Shibusawa Warehouse Co., Ltd.	10,802	0.0
700		Shibuya Corp.	19,116	0.0
1,100		Shima Seiki Manufacturing Ltd.	32,392	0.0
25,400		Shimizu Corp.	211,485	0.2
700		Shin Nippon Air Technologies Co. Ltd.	11,117	0.0
400		Shin-Keisei Electric Railway Co., Ltd.	7,381	0.0
3,300		Shinmaywa Industries Ltd.	42,046	0.0
1,100		Shinnihon Corp.	9,116	0.0
200		Shinsho Corp.	4,234	0.0
400		Shinwa Co., Ltd./Nagoya	8,039	0.0
1,500	(1)	SHO-BOND Holdings Co., Ltd.	52,962	0.1
1,100		Sinfonia Technology Co. Ltd.	12,644	0.0
900		Sinko Industries Ltd.	13,096	0.0
1,900		Sintokogio Ltd.	16,667	0.0
2,200		SMC Corp.	824,725	0.5
2,800		SMS Co. Ltd.	65,813	0.1
800		Soda Nikka Co., Ltd.	4,321	0.0
1,800		Sodick Co., Ltd.	15,614	0.0
2,900		Sohgo Security Services Co., Ltd.	134,044	0.1
40,800		Sojitz Corp.	131,302	0.1
2,700		Sotetsu Holdings, Inc.	74,507	0.1
1,400	(1)	Star Micronics Co., Ltd.	18,119	0.0
400		Sugimoto & Co., Ltd.	7,598	0.0
2,700		Sumiseki Holdings, Inc.	3,240	0.0
43,100		Sumitomo Corp.	654,606	0.4
500		Sumitomo Densetsu Co., Ltd.	7,954	0.0

See Accompanying Notes to Financial Statements

44

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
4,240		Sumitomo Heavy Industries	146,483	0.1
6,340		Sumitomo Mitsui Construction Co., Ltd.	35,202	0.0
100		Sumitomo Precision Products Co. Ltd.	2,582	0.0
2,900		Sumitomo Warehouse Co., Ltd./The	37,087	0.0
1,300		SWCC Showa Holdings Co., Ltd.	9,938	0.0
3,800		Tadano Ltd.	39,801	0.0
600		Taihei Dengyo Kaisha Ltd.	12,104	0.0
500		Taiheiyo Kouhatsu, Inc.	3,432	0.0
1,200		Taikisha Ltd.	36,348	0.0
8,300		Taisei Corp.	302,340	0.2
700		Takamatsu Construction Group Co., Ltd.	14,084	0.0
400		Takaoka Toko Co. Ltd.	4,488	0.0
600		Takara Printing Co., Ltd.	9,028	0.0
1,700		Takara Standard Co., Ltd.	26,973	0.0
2,300		Takasago Thermal Engineering Co., Ltd.	38,000	0.0
1,000		Takeei Corp.	8,426	0.0
1,400		Takeuchi Manufacturing Co. Ltd.	25,166	0.0
200		Takisawa Machine Tool Co., Ltd.	2,608	0.0
2,900		Takuma Co., Ltd.	36,100	0.0
1,700		Tanseisha Co., Ltd.	19,768	0.0
1,100		Tatsuta Electric Wire and Cable Co., Ltd.	4,880	0.0
1,500		TechnoPro Holdings, Inc.	80,072	0.1
600		Teikoku Electric Manufacturing Co., Ltd.	7,074	0.0
900		Teikoku Sen-I Co., Ltd.	17,648	0.0
700		Tekken Corp.	19,438	0.0
4,700		THK Co., Ltd.	113,051	0.1
600		Toa Corp.	9,075	0.0
200		TOA Road Corp.	5,921	0.0
500		Tobishima Corp.	6,207	0.0
7,900		Tobu Railway Co., Ltd.	230,557	0.2
2,200		Tocalo Co., Ltd.	16,122	0.0
10,000		Toda Corp.	55,441	0.1
200		Toenec Corp.	5,768	0.0
4,600	(1)	TOKAI Holdings Corp.	38,998	0.0
1,100		Tokyo Energy & Systems, Inc.	9,300	0.0
600		Tokyo Keiki, Inc.	5,364	0.0
900		Tokyo Sangyo Co. Ltd.	4,163	0.0
3,190		Tokyu Construction Co., Ltd.	21,594	0.0
20,200		Tokyu Corp.	358,646	0.2
1,600		Toli Corp.	3,554	0.0
1,900		Tomoe Corp.	6,611	0.0
200		Tonami Holdings Co., Ltd.	10,448	0.0
2,000		Toppan Forms Co., Ltd.	15,758	0.0
10,600		Toppan Printing Co., Ltd.	161,187	0.1
1,200		Torishima Pump Manufacturing Co., Ltd.	11,795	0.0
900		Toshiba Machine Co., Ltd.	20,737	0.0
1,900		Toshiba Plant Systems & Services Corp.	35,776	0.0
1,000		Tosho Printing Co., Ltd.	12,091	0.0
1,100		Totetsu Kogyo Co., Ltd.	29,962	0.0
5,700		Toto Ltd.	225,733	0.2
3,200		Toyo Construction Co., Ltd.	12,535	0.0
800	(2)	Toyo Engineering Corp.	3,781	0.0
2,200		Toyo Logistics Co., Ltd.	6,343	0.0
400		Toyo Tanso Co., Ltd.	8,023	0.0
600		Toyo Wharf & Warehouse Co., Ltd.	7,612	0.0
8,200		Toyota Tsusho Corp.	249,090	0.2
200		Trancom Co. Ltd.	11,557	0.0
1,700		Trusco Nakayama Corp.	36,488	0.0
900		Trust Tech, Inc.	12,832	0.0
1,000		Tsubaki Nakashima Co. Ltd.	16,429	0.0
1,000		Tsubakimoto Chain Co.	32,723	0.0
200		Tsubakimoto Kogyo Co., Ltd.	5,962	0.0
1,800		Tsugami Corp.	15,508	0.0
1,600		Tsukishima Kikai Co., Ltd.	18,307	0.0
500		Tsurumi Manufacturing Co., Ltd.	9,081	0.0
300		Uchida Yoko Co., Ltd.	9,875	0.0
110		Ueki Corp.	2,206	0.0
200		Union Tool Co.	5,637	0.0
4,600		Ushio, Inc.	59,438	0.1
700		Wakachiku Construction Co., Ltd.	8,891	0.0
1,800		Wakita & Co. Ltd.	17,455	0.0
400		WDB Holdings Co. Ltd.	9,974	0.0
500		Weathernews, Inc.	15,447	0.0
6,600		West Japan Railway Co.	534,174	0.4
1,600		Yahagi Construction Co., Ltd.	10,446	0.0
1,600		YAMABIKO Corp.	13,951	0.0
1,500		Yamashin-Filter Corp.	8,771	0.0
12,400		Yamato Holdings Co., Ltd.	252,756	0.2
3,400		Yamazen Corp.	32,802	0.0
1,000		Yasuda Logistics Corp.	8,049	0.0
1,500		Yokogawa Bridge Holdings Corp.	24,220	0.0
800		Yuasa Trading Co., Ltd.	22,400	0.0
400		Yuken Kogyo Co., Ltd.	6,120	0.0
400		Yushin Precision Equipment Co., Ltd.	3,758	0.0
			35,301,149	22.6

		Information Technology: 11.0%
600		A&D Co., Ltd.	4,414	0.0
600		Ad-sol Nissin Corp.	8,729	0.0
5,100		Advantest Corp.	140,408	0.1
1,300		Ai Holdings Corp.	21,083	0.0
200		Aichi Tokei Denki Co., Ltd.	7,724	0.0
700		Aiphone Co., Ltd.	10,474	0.0
380		Alpha Systems, Inc.	9,889	0.0
7,764		Alps Alpine Co. Ltd.	131,488	0.1
2,300		Amano Corp.	63,653	0.1
4,900	(1)	Anritsu Corp.	85,443	0.1
800		Argo Graphics, Inc.	17,689	0.0
1,400		Arisawa Manufacturing Co., Ltd.	11,556	0.0

See Accompanying Notes to Financial Statements

45

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
5,000		Azbil Corp.	122,435	0.1
200	(2)	BrainPad, Inc.	11,930	0.0
4,600		Broadleaf Co. Ltd.	22,785	0.0
9,800		Brother Industries Ltd.	185,625	0.1
800		CAC Holdings Corp.	11,162	0.0
1,000		Canon Electronics, Inc.	16,827	0.0
2,200		Canon Marketing Japan, Inc.	48,130	0.0
39,866	(1)	Canon, Inc.	1,167,399	0.8
1,000		Computer Institute of Japan Ltd.	9,337	0.0
8,800		Citizen Watch Co., Ltd.	45,282	0.0
1,600		CMK Corp.	9,341	0.0
900		Computer Engineering & Consulting Ltd.	19,869	0.0
500		Comture Corp.	17,858	0.0
1,400		Cybernet Systems Co., Ltd.	8,013	0.0
1,200		Cybozu, Inc.	13,617	0.0
200		Dai-ichi Seiko Co. Ltd	2,324	0.0
700		Daiwabo Holdings Co., Ltd.	33,454	0.0
500		Denki Kogyo Co., Ltd.	14,778	0.0
2,200		Dexerials Corp.	14,216	0.0
400		Digital Arts, Inc.	35,385	0.0
1,500		Digital Garage, Inc.	47,658	0.0
300		Digital Hearts Holdings Co., Ltd.	2,927	0.0
1,000		Disco Corp.	165,016	0.1
1,900		DTS Corp.	39,691	0.0
300		E-Guardian, Inc.	5,153	0.0
800		Eizo Corp.	28,483	0.0
800		Elecom Co. Ltd.	27,172	0.0
300		Enplas Corp.	8,937	0.0
800		ESPEC Corp.	17,450	0.0
100		Excel Co., Ltd.	1,412	0.0
900		Fixstars Corp.	16,658	0.0
1,200		Fuji Soft, Inc.	52,757	0.0
15,400		Fuji Film Holdings Corp.	781,855	0.5
7,200		Fujitsu Ltd.	503,181	0.3
1,000		Furuno Electric Co., Ltd.	9,411	0.0
1,300		Future Corp.	25,703	0.0
2,800		GMO internet, Inc.	50,902	0.0
1,200		GMO Payment Gateway, Inc.	82,929	0.1
600	(2)	Gunosy, Inc.	10,100	0.0
5,400		Hamamatsu Photonics KK	210,961	0.2
400		Hioki EE Corp.	13,015	0.0
1,063		Hirose Electric Co., Ltd.	118,948	0.1
2,300		Hitachi High-Technologies Corp.	118,241	0.1
33,529		Hitachi Ltd.	1,233,623	0.8
600		Hochiki Corp.	7,437	0.0
300		Hokuriku Electric Industry Co., Ltd.	2,661	0.0
1,500		Horiba Ltd.	77,823	0.1
2,400		Hosiden Corp.	26,721	0.0
4,700		Ibiden Co., Ltd.	82,579	0.1
500		Icom, Inc.	11,288	0.0
1,100		Ines Corp.	11,730	0.0
730		I-Net Corp.	7,994	0.0
4,100		Infomart Corp.	64,260	0.1
500		Innotech Corp.	3,973	0.0
300		Inter Action Corp.	4,113	0.0
700		Iriso Electronics Co. Ltd.	35,355	0.0
500		Information Services International-Dentsu Ltd.	15,998	0.0
1,000		Itfor, Inc.	7,659	0.0
3,500		Itochu Techno-Solutions Corp.	89,979	0.1
1,900		Japan Aviation Electronics Industry Ltd.	28,000	0.0
800		Japan Cash Machine Co., Ltd.	8,205	0.0
15,900	(1),(2)	Japan Display, Inc.	10,544	0.0
2,100		Japan Material Co. Ltd.	30,084	0.0
800		Jastec Co., Ltd.	7,239	0.0
600		JBCC Holdings, Inc.	8,115	0.0
1,200		Justsystems Corp.	39,047	0.0
700		Kaga Electronics Co., Ltd.	10,136	0.0
600		Kanematsu Electronics Ltd.	16,630	0.0
3,700		Keyence Corp.	2,281,873	1.5
1,100		Koa Corp.	14,316	0.0
16,400		Konica Minolta, Inc.	159,795	0.1
11,300		Kyocera Corp.	740,418	0.5
1,600		Lasertec Corp.	63,456	0.1
2,200		Macnica Fuji Electronics Holdings, Inc.	29,241	0.0
800		Mamezou Holdings Co. Ltd.	9,454	0.0
700		Marubun Corp.	3,596	0.0
300		Maruwa Co., Ltd./Aichi	16,477	0.0
1,800		Maxell Holdings, Ltd.	24,689	0.0
500		Megachips Corp.	6,328	0.0
300		Melco Holdings, Inc.	8,244	0.0
1,500		Micronics Japan Co. Ltd.	13,270	0.0
900		Mimasu Semiconductor Industry Co., Ltd.	13,448	0.0
900		Miroku Jyoho Service Co. Ltd.	28,375	0.0
400		Mitsubishi Research Institute, Inc.	12,500	0.0
900		Mitsui High-Tec, Inc.	9,893	0.0
200		m-up, Inc.	4,903	0.0
23,465		Murata Manufacturing Co., Ltd.	1,056,411	0.7
600		Nagano Keiki Co., Ltd.	4,159	0.0
9,700		NEC Corp.	382,772	0.3
1,000		NEC Networks & System Integration Corp.	25,526	0.0
2,700		Net One systems Co., Ltd.	74,666	0.1
2,700		Nichicon Corp.	22,050	0.0
500	(2)	Nihon Dempa Kogyo Co., Ltd.	2,307	0.0
2,400		Nihon Unisys Ltd.	80,736	0.1
1,000		Nippon Ceramic Co., Ltd.	26,906	0.0
500		Nippon Chemi-Con Corp.	7,346	0.0
3,300	(1)	Nippon Electric Glass Co., Ltd.	83,873	0.1
2,300		Nippon Signal Company Ltd.	26,766	0.0
1,600		Nissha Co., Ltd.	16,482	0.0
1,000		Nohmi Bosai Ltd.	21,397	0.0
14,096		Nomura Research Institute Ltd.	226,681	0.2
1,200		NS Solutions Corp.	38,183	0.0

See Accompanying Notes to Financial Statements

46

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,450		NSD CO., Ltd.	41,981	0.0
19,600		NTT Data Corp.	261,701	0.2
800		OBIC Business Consultants Co., Ltd.	36,361	0.0
2,600		Obic Co., Ltd.	295,478	0.2
500		Ohara, Inc.	6,586	0.0
3,500		Oki Electric Industry Ltd.	43,719	0.0
8,000		Omron Corp.	419,569	0.3
1,400		Optex Group Co., Ltd.	17,652	0.0
800		Optorun Co. Ltd.	17,389	0.0
1,500		Oracle Corp. Japan	109,824	0.1
1,900		Osaki Electric Co., Ltd.	12,378	0.0
4,000		Otsuka Corp.	161,308	0.1
1,100		Poletowin Pitcrew Holdings, Inc.	11,618	0.0
7,900	(2)	Renesas Electronics Corp.	39,301	0.0
22,400		Ricoh Co., Ltd.	224,094	0.2
800		Riken Keiki Co. Ltd.	14,628	0.0
700		Riso Kagaku Corp.	11,166	0.0
3,600		Rohm Co., Ltd.	242,553	0.2
600		Roland DG Corp.	13,464	0.0
300		Rorze Corp.	6,380	0.0
1,000		Ryosan Co., Ltd.	23,374	0.0
1,000		Ryoyo Electro Corp.	16,421	0.0
2,000		Sakura Internet, Inc.	9,383	0.0
1,000		Sanken Electric Co., Ltd.	20,906	0.0
400		Sanshin Electronics Co., Ltd.	6,740	0.0
500		Satori Electric Co., Ltd.	4,070	0.0
300		Saxa Holdings, Inc.	5,233	0.0
1,300		Screen Holdings Co. Ltd.	54,128	0.1
2,044		SCSK Corp.	100,757	0.1
9,300	(1)	Seiko Epson Corp.	147,351	0.1
200		Shibaura Mechatronics Corp.	5,036	0.0
9,600		Shimadzu Corp.	236,334	0.2
300		Shindengen Electric Manufacturing Co., Ltd.	10,246	0.0
1,500	(2)	Shinkawa Ltd.	5,372	0.0
2,800		Shinko Electric Industries	23,688	0.0
900		Shinko Shoji Co., Ltd.	15,913	0.0
1,000		Siix Corp.	11,848	0.0
100		SMK Corp.	2,501	0.0
300		Softbank Technology Corp.	6,527	0.0
2,500	(1)	Sourcenext Corp.	9,209	0.0
600		SRA Holdings	14,633	0.0
8,200	(1)	Sumco Corp.	97,744	0.1
600		Sumida Corp.	6,464	0.0
2,800		Systena Corp.	45,976	0.0
540		Tachibana Eletech Co., Ltd.	8,423	0.0
3,400		Taiyo Yuden Co., Ltd.	63,820	0.1
800		Takachiho Koheki Co. Ltd.	7,402	0.0
3,400		Tamura Corp.	17,971	0.0
1,300		TDC Software Engineering, Inc.	10,424	0.0
3,900		TDK Corp.	303,786	0.2
700		TechMatrix Corp.	13,182	0.0
2,500		TIS, Inc.	127,759	0.1
700		TKC Corp.	31,051	0.0
5,000		Tokyo Electron Ltd.	702,777	0.5
1,500		Tokyo Seimitsu Co., Ltd.	38,610	0.0
4,200		Topcon Corp.	52,761	0.1
1,000		Toshiba TEC Corp.	27,908	0.0
200		Toukei Computer Co., Ltd.	5,748	0.0
1,100		Towa Corp.	8,018	0.0
1,500		Toyo Corp./Chuo-ku	13,258	0.0
900		Transcosmos, Inc.	20,149	0.0
4,000		Trend Micro, Inc.	178,736	0.1
1,000		Restar Holdings Corp.	14,466	0.0
1,500		Ulvac, Inc.	47,795	0.0
600		UMC Electronics Co. Ltd.	7,511	0.0
500		Uniden Holdings Corp.	8,680	0.0
400		V Technology Co. Ltd.	18,389	0.0
6,000		Wacom Co., Ltd.	19,928	0.0
300		Yamaichi Electronics Co., Ltd.	2,701	0.0
8,700		Yaskawa Electric Corp.	297,514	0.2
7,600		Yokogawa Electric Corp.	149,588	0.1
600		Yokowo Co., Ltd.	12,375	0.0
			17,116,341	11.0

		Materials: 6.4%
800		Achilles Corp.	14,644	0.0
3,900		ADEKA Corp.	57,777	0.0
200		Agro-Kanesho Co. Ltd.	3,672	0.0
300		Aichi Steel Corp.	8,785	0.0
6,100		Air Water, Inc.	104,727	0.1
1,500		Asahi Holdings, Inc.	30,478	0.0
51,800		Asahi Kasei Corp.	553,771	0.4
300		Asahi Yukizia Corp.	3,864	0.0
1,300		Asia Pile Holdings Corp.	7,163	0.0
700		Carlit Holdings Co. Ltd.	4,111	0.0
300		Chuetsu Pulp & Paper Co., Ltd.	4,061	0.0
2,600		Chugoku Marine Paints Ltd.	22,360	0.0
2,000		CI Takiron Corp.	12,513	0.0
1,200		Dai Nippon Toryo Co., Ltd.	11,605	0.0
10,900		Daicel Corp.	97,140	0.1
1,300		Daido Steel Co., Ltd.	49,452	0.0
200		DKS Co. Ltd.	6,647	0.0
700		Daiken Corp.	14,305	0.0
800		Daiki Aluminium Industry Co., Ltd.	5,621	0.0
700		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	19,704	0.0
3,700		Daio Paper Corp.	43,595	0.0
2,900		Denka Co., Ltd.	86,303	0.1
3,400		DIC Corp.	90,028	0.1
1,800		Dowa Holdings Co., Ltd.	57,860	0.0
800		FP Corp.	48,966	0.0
1,700		Fuji Seal International, Inc.	52,108	0.0
700		Fujikura Kasei Co., Ltd.	3,662	0.0
700		Fujimi, Inc.	14,434	0.0
700		Fujimori Kogyo Co., Ltd.	18,826	0.0
900		Fuso Chemical Co. Ltd.	17,935	0.0
300		Godo Steel Ltd.	5,491	0.0
200		Gun-Ei Chemical Industry Co., Ltd.	4,506	0.0
500		Hakudo Co., Ltd.	6,308	0.0
500		Harima Chemicals Group, Inc.	4,795	0.0

See Accompanying Notes to Financial Statements

47

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
3,400		Hitachi Chemical Co., Ltd.	92,669	0.1
8,020		Hitachi Metals Ltd.	90,944	0.1
200		Hodogaya Chemical Co., Ltd.	5,402	0.0
200		Hokkan Holdings Ltd.	3,166	0.0
4,900		Hokuetsu Corp.	26,488	0.0
1,400		Ishihara Sangyo Kaisha Ltd.	16,433	0.0
500		Japan Pure Chemical Co. Ltd.	10,972	0.0
1,100		JCU Corp.	20,252	0.0
19,647		JFE Holdings, Inc.	289,298	0.2
400		JSP Corp.	7,636	0.0
7,400		JSR Corp.	117,218	0.1
1,900		Kaneka Corp.	71,635	0.1
8,300		Kansai Paint Co., Ltd.	174,434	0.1
2,000		Kanto Denka Kogyo Co., Ltd.	14,017	0.0
1,200		KH Neochem Co. Ltd.	29,509	0.0
1,500		Koatsu Gas Kogyo Co., Ltd.	11,777	0.0
13,500		Kobe Steel Ltd.	88,610	0.1
400		Kohsoku Corp.	4,140	0.0
1,500		Konishi Co., Ltd.	22,330	0.0
200		Krosaki Harima Corp.	11,436	0.0
3,339		Kumiai Chemical Industry Co., Ltd.	24,203	0.0
12,400		Kuraray Co., Ltd.	148,542	0.1
700		KUREHA Corp.	47,884	0.0
400		Kurimoto Ltd.	5,397	0.0
900		Kyoei Steel Ltd.	15,939	0.0
1,100		Kyowa Leather Cloth Co., Ltd.	7,897	0.0
1,900		Lintec Corp.	39,667	0.0
2,600		Maruichi Steel Tube Ltd.	72,356	0.1
400		MEC Co., Ltd./Japan	4,044	0.0
500		Mitani Sekisan Co. Ltd.	12,641	0.0
4,852		Mitsubishi Materials Corp.	138,227	0.1
7,600		Mitsubishi Gas Chemical Co., Inc.	101,653	0.1
1,200		Mitsubishi Paper Mills Ltd.	6,202	0.0
48,400		Mitsubishi Chemical Holdings Corp.	338,863	0.2
6,600		Mitsui Chemicals, Inc.	163,974	0.1
2,000		Mitsui Mining & Smelting Co., Ltd.	48,075	0.0
300		MORESCO Corp.	4,063	0.0
200		Nakayama Steel Works Ltd.	867	0.0
1,700		Neturen Co., Ltd.	13,652	0.0
1,500		Nihon Nohyaku Co., Ltd.	5,809	0.0
4,300		Nihon Parkerizing Co., Ltd.	47,799	0.0
100		Nihon Yamamura Glass Co., Ltd.	1,277	0.0
600		Nippon Carbide Industries Co., Inc.	7,350	0.0
400		Nippon Chemical Industrial Co., Ltd.	7,697	0.0
2,600		Nippon Concrete Industries Co., Ltd.	6,743	0.0
4,600		Nippon Denko Co., Ltd.	8,862	0.0
1,000		Nippon Fine Chemical Co., Ltd.	11,245	0.0
4,900		Nippon Kayaku Co., Ltd.	59,073	0.1
500		Nippon Kinzoku Co., Ltd.	4,255	0.0
21,600		Nippon Light Metal Holdings Co. Ltd.	46,826	0.0
6,000	(1)	Nippon Paint Holdings Co., Ltd.	233,584	0.2
3,629		Nippon Paper Industries Co. Ltd.	64,355	0.1
700		Nippon Pillar Packing Co., Ltd.	6,758	0.0
1,200		Nippon Shokubai Co., Ltd.	79,547	0.1
1,300		Nippon Soda Co., Ltd.	33,023	0.0
33,748		Nippon Steel Corp.	580,805	0.4
800		Valqua Ltd.	16,843	0.0
6,900		Nippon Yakin Kogyo Co., Ltd.	14,478	0.0
4,500		Nissan Chemical Corp.	203,301	0.1
200		Nittetsu Mining Co., Ltd.	8,670	0.0
5,100		Nitto Denko Corp.	252,432	0.2
2,800		NOF Corp.	104,625	0.1
32,900		Oji Holdings Corp.	190,577	0.1
600		Okamoto Industries, Inc.	27,003	0.0
400		Okura Industrial Co., Ltd.	6,143	0.0
400		Osaka Steel Co., Ltd.	6,517	0.0
900		Osaka Soda Co., Ltd.	22,525	0.0
1,000		OSAKA Titanium Technologies Co., Ltd.	16,253	0.0
400		Pacific Metals Co., Ltd.	8,302	0.0
600	(1)	Pack Corp.	18,421	0.0
100		Rasa Industries Ltd.	1,334	0.0
7,600		Rengo Co., Ltd.	61,188	0.1
1,600		Riken Technos Corp.	7,742	0.0
600		Sakai Chemical Industry Co. Ltd.	14,217	0.0
1,700		Sakata INX Corp.	15,968	0.0
500		Sanyo Chemical Industries Ltd.	26,415	0.0
800		Sanyo Special Steel Co., Ltd.	11,091	0.0
1,100	(1)	Seiko PMC Corp.	7,722	0.0
800		Sekisui Plastics Co., Ltd.	5,579	0.0
1,300		Shikoku Chemicals Corp.	13,619	0.0
200		Shinagawa Refractories Co., Ltd.	5,506	0.0
12,800		Shin-Etsu Chemical Co., Ltd.	1,197,593	0.8
1,500		Shin-Etsu Polymer Co., Ltd.	10,904	0.0
4,900	(1)	Showa Denko KK	145,007	0.1
400		Stella Chemifa Corp.	11,177	0.0
1,300		Sumitomo Bakelite Co., Ltd.	46,539	0.0
57,000		Sumitomo Chemical Co., Ltd.	265,412	0.2
10,100		Sumitomo Metal Mining Co., Ltd.	302,763	0.2
1,500		Sumitomo Osaka Cement Co., Ltd.	59,722	0.1
400		Sumitomo Seika Chemicals Co., Ltd.	12,229	0.0
900		T Hasegawa Co., Ltd.	16,091	0.0
4,712		Taiheiyo Cement Corp.	143,060	0.1
400		Taisei Lamick Co., Ltd.	10,256	0.0

See Accompanying Notes to Financial Statements

48

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
600		Taiyo Ink Manufacturing Co., Ltd.	18,139	0.0
6,100		Taiyo Nippon Sanso Corp.	129,874	0.1
500		Takasago International Corp.	13,664	0.0
200		Taki Chemical Co., Ltd.	7,610	0.0
500		Tayca Corp.	11,472	0.0
6,000		Teijin Ltd.	102,507	0.1
600		Tenma Corp.	10,177	0.0
5,000		Toagosei Co., Ltd.	52,677	0.0
100		Toda Kogyo Corp.	1,997	0.0
1,500		Toho Titanium Co., Ltd.	15,295	0.0
400		Toho Zinc Co., Ltd.	9,297	0.0
6,800	(1)	Tokai Carbon Co., Ltd.	71,386	0.1
500		Tokushu Tokai Holdings Co., Ltd.	17,518	0.0
2,200		Tokuyama Corp.	59,674	0.1
1,300		Tokyo Ohka Kogyo Co., Ltd.	40,749	0.0
400		Tokyo Rope Manufacturing Co., Ltd.	3,716	0.0
4,100		Tokyo Steel Manufacturing Co., Ltd.	31,044	0.0
400		Tokyo Tekko Co., Ltd.	4,505	0.0
600		Tomoegawa Co., Ltd.	4,747	0.0
400		Tomoku Co., Ltd.	6,483	0.0
700		Topy Industries Ltd.	16,460	0.0
56,500		Toray Industries, Inc.	429,257	0.3
11,300		Tosoh Corp.	159,386	0.1
1,700		Toyo Ink SC Holdings Co., Ltd.	36,814	0.0
4,700		Toyo Seikan Group Holdings, Ltd.	93,449	0.1
3,300		Toyobo Co., Ltd.	39,520	0.0
1,400		TYK Corp.	3,845	0.0
1,133		UACJ Corp.	19,341	0.0
3,800		Ube Industries Ltd.	79,059	0.1
200		Wood One Co., Ltd.	1,765	0.0
1,100		W-Scope Corp.	14,896	0.0
1,600		Yamato Kogyo Co., Ltd.	46,810	0.0
1,200		Yodogawa Steel Works Ltd.	23,368	0.0
500		Yushiro Chemical Industry Co., Ltd.	6,040	0.0
6,700		Zeon Corp.	74,753	0.1
			9,939,255	6.4

		Real Estate: 2.9%
3,770		Aeon Mall Co., Ltd.	56,806	0.1
1,800		Airport Facilities Co., Ltd.	8,445	0.0
2,300		Daibiru Corp.	21,435	0.0
3,000		Daito Trust Construction Co., Ltd.	382,593	0.3
23,060		Daiwa House Industry Co., Ltd.	673,830	0.4
720		Goldcrest Co., Ltd.	12,702	0.0
1,600		Heiwa Real Estate Co., Ltd.	32,750	0.0
15,300	(1)	Hulic Co. Ltd.	123,176	0.1
10,000		Ichigo, Inc.	29,439	0.0
900		Katitas Co. Ltd.	33,531	0.0
1,600		Keihanshin Building Co. Ltd.	14,764	0.0
6,800		Kenedix, Inc.	33,963	0.0
9,300	(1),(2)	Leopalace21 Corp.	24,133	0.0
51,400		Mitsubishi Estate Co., Ltd.	957,965	0.6
38,800		Mitsui Fudosan Co., Ltd.	943,003	0.6
4,900		Nomura Real Estate Holdings, Inc.	105,541	0.1
1,100		Open House Co. Ltd.	45,220	0.0
4,000		Relo Holdings, Inc.	101,018	0.1
900		SAMTY Co. Ltd.	13,714	0.0
16,400		Sumitomo Realty & Development Co., Ltd.	586,706	0.4
1,000		Sun Frontier Fudousan Co., Ltd.	9,470	0.0
3,800		Takara Leben Co., Ltd.	13,529	0.0
2,200	(1),(2)	Tateru, Inc.	3,426	0.0
1,400		TOC Co., Ltd.	8,420	0.0
100		Tokyo Rakutenchi Co., Ltd.	4,667	0.0
8,100		Tokyo Tatemono Co., Ltd.	90,175	0.1
700		Tokyo Theatres Co., Inc.	8,648	0.0
19,996		Tokyu Fudosan Holdings Corp.	110,662	0.1
1,000		Tosei Corp.	9,038	0.0
1,100		Unizo Holdings Co. Ltd.	18,857	0.0
			4,477,626	2.9

		Utilities: 1.6%
22,700		Chubu Electric Power Co., Inc.	318,875	0.2
10,100		Chugoku Electric Power Co., Inc.	127,369	0.1
5,900		Electric Power Development Co., Ltd.	134,262	0.1
1,300	(1)	eRex Co. Ltd.	13,978	0.0
7,200		Hokkaido Electric Power Co., Inc.	40,382	0.0
400		Hokkaido Gas Co., Ltd.	5,361	0.0
7,500	(2)	Hokuriku Electric Power Co.	54,456	0.0
300		K&O Energy Group, Inc.	4,177	0.0
30,300		Kansai Electric Power Co., Inc.	347,340	0.2
15,200		Kyushu Electric Power Co., Inc.	149,330	0.1
1,200		Nippon Gas Co., Ltd.	30,590	0.0
1,421		Okinawa Electric Power Co., Inc.	21,869	0.0
14,300		Osaka Gas Co., Ltd.	249,563	0.2
1,400	(2)	RENOVA, Inc.	10,179	0.0
1,000		Saibu Gas Co., Ltd.	19,568	0.0
6,800		Shikoku Electric Power Co., Inc.	62,966	0.1
2,400		Shizuoka Gas Co., Ltd.	18,333	0.0
3,700		Toho Gas Co., Ltd.	136,428	0.1
17,300		Tohoku Electric Power Co., Inc.	175,057	0.1
59,200	(2)	Tokyo Electric Power Co., Inc.	309,205	0.2
14,500		Tokyo Gas Co., Ltd.	341,793	0.2
			2,571,081	1.6

	Total Common Stock
	(Cost $129,826,442)		154,413,175	98.9

See Accompanying Notes to Financial Statements

49

Voya Japan TOPIX Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.5%
		Repurchase Agreements(3): 4.9%
1,766,194	(3)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,766,557, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,801,518, due 06/01/46-07/01/49)	1,766,194	1.1
1,766,194	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,766,561, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,801,518, due 06/30/19-05/20/69)	1,766,194	1.1
1,766,194	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,766,557, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,801,518, due 07/02/19-01/20/63)	1,766,194	1.2
1,766,194	(3)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,766,558, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,801,518, due 07/02/19-01/20/49)	1,766,194	1.1
603,883	(3)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $604,009, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $615,961, due 07/31/19-06/30/22)	603,883	0.4
			7,668,659	4.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.6%
7,105,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $7,105,000)	7,105,000	4.6

	Total Short-Term Investments
	(Cost $14,773,659)	14,773,659	9.5

	Total Investments in Securities (Cost $144,600,101)	$169,186,834	108.4
	Liabilities in Excess of Other Assets	(13,131,260)	(8.4)
	Net Assets	$156,055,574	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

50

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 13.2%
2,835		Activision Blizzard, Inc.	$133,812	0.0
20,756	(1)	Alphabet, Inc. - Class A	22,474,597	3.0
21,070	(1)	Alphabet, Inc. - Class C	22,774,774	3.0
6,505	(1)	Charter Communications, Inc.	2,570,646	0.4
146,744		Comcast Corp. – Class A	6,204,336	0.8
18,450	(1)	Electronic Arts, Inc.	1,868,247	0.3
165,672	(1)	Facebook, Inc. - Class A	31,974,696	4.2
29,197	(1)	NetFlix, Inc.	10,724,642	1.4
11,312	(1)	T-Mobile US, Inc.	838,671	0.1
			99,564,421	13.2

		Consumer Discretionary: 14.3%
28,028	(1)	Amazon.com, Inc.	53,074,662	7.0
2,994	(1)	Booking Holdings, Inc.	5,612,882	0.8
57,151		eBay, Inc.	2,257,465	0.3
43,551		Home Depot, Inc.	9,057,301	1.2
11,296		Las Vegas Sands Corp.	667,481	0.1
55,245		Lowe's Cos, Inc.	5,574,773	0.7
19,218		Marriott International, Inc.	2,696,093	0.4
8,564		McDonald's Corp.	1,778,400	0.2
85,504		Nike, Inc.	7,178,061	1.0
24,912		Ross Stores, Inc.	2,469,277	0.3
83,937		Starbucks Corp.	7,036,439	0.9
1,831		Target Corp.	158,583	0.0
9,738	(1),(2)	Tesla, Inc.	2,176,053	0.3
84,146		TJX Cos., Inc.	4,449,640	0.6
21,302		VF Corp.	1,860,730	0.2
18,851		Yum! Brands, Inc.	2,086,240	0.3
			108,134,080	14.3

		Consumer Staples: 5.1%
63,288		Altria Group, Inc.	2,996,687	0.4
181,238		Coca-Cola Co.	9,228,639	1.2
30,459		Costco Wholesale Corp.	8,049,095	1.1
14,878		Estee Lauder Cos., Inc.	2,724,311	0.4
26,754	(1)	Monster Beverage Corp.	1,707,708	0.2
81,564		PepsiCo, Inc.	10,695,487	1.4
9,939		Procter & Gamble Co.	1,089,811	0.1
33,030		Sysco Corp.	2,335,882	0.3
			38,827,620	5.1

		Energy: 0.1%
9,109		Anadarko Petroleum Corp.	642,731	0.1

		Financials: 2.8%
26,458		American Express Co.	3,265,976	0.4
16,537		Aon PLC	3,191,310	0.4
49,652		Charles Schwab Corp.	1,995,514	0.3
15,340		Intercontinental Exchange, Inc.	1,318,320	0.2
30,843		Marsh & McLennan Cos., Inc.	3,076,589	0.4
11,382		Moody's Corp.	2,223,018	0.3
13,206		Progressive Corp.	1,055,556	0.1
17,047		S&P Global, Inc.	3,883,136	0.5
16,453		TD Ameritrade Holding Corp.	821,334	0.1
2,937		Travelers Cos, Inc.	439,140	0.1
			21,269,893	2.8

		Health Care: 14.5%
51,689		Abbott Laboratories	4,347,045	0.6
102,509		AbbVie, Inc.	7,454,455	1.0
11,311	(1)	Alexion Pharmaceuticals, Inc.	1,481,515	0.2
38,891		Amgen, Inc.	7,166,834	0.9
5,207		Anthem, Inc.	1,469,467	0.2
15,708		Baxter International, Inc.	1,286,485	0.2
1,577		Becton Dickinson & Co.	397,420	0.1
4,598	(1)	Biogen, Inc.	1,075,334	0.1
96,218	(1)	Boston Scientific Corp.	4,135,450	0.5
46,488		Bristol-Myers Squibb Co.	2,108,231	0.3
48,711	(1)	Celgene Corp.	4,502,845	0.6
7,896		Cigna Corp.	1,244,015	0.2
2,338		Danaher Corp.	334,147	0.0
14,379	(1)	Edwards Lifesciences Corp.	2,656,376	0.4
59,618		Eli Lilly & Co.	6,605,078	0.9
12,731		Gilead Sciences, Inc.	860,106	0.1
11,160		HCA Healthcare, Inc.	1,508,497	0.2
4,010		Humana, Inc.	1,063,853	0.1
10,166	(1)	Illumina, Inc.	3,742,613	0.5
7,939	(1)	Intuitive Surgical, Inc.	4,164,403	0.6
27,808		Johnson & Johnson	3,873,098	0.5
169,277		Merck & Co., Inc.	14,193,876	1.9
1,167	(1)	Regeneron Pharmaceuticals, Inc.	365,271	0.1
23,771		Stryker Corp.	4,886,842	0.6
18,822		Thermo Fisher Scientific, Inc.	5,527,645	0.7
65,519		UnitedHealth Group, Inc.	15,987,291	2.1
17,766	(1)	Vertex Pharmaceuticals, Inc.	3,257,929	0.4
33,186		Zoetis, Inc.	3,766,279	0.5
			109,462,400	14.5

		Industrials: 7.8%
29,666		3M Co.	5,142,304	0.7
36,690		Boeing Co.	13,355,527	1.8
2,998		Caterpillar, Inc.	408,597	0.0
19,242		CSX Corp.	1,488,754	0.2
2,425		Deere & Co.	401,847	0.0
8,114		Delta Air Lines, Inc.	460,469	0.1
3,692		Emerson Electric Co.	246,330	0.0
1,183		General Dynamics Corp.	215,093	0.0
24,603		Honeywell International, Inc.	4,295,438	0.6
22,483		Illinois Tool Works, Inc.	3,390,661	0.4
17,140		Lockheed Martin Corp.	6,231,076	0.8
2,470		Norfolk Southern Corp.	492,345	0.1
10,968		Northrop Grumman Corp.	3,543,870	0.5
12,018		Raytheon Co.	2,089,690	0.3
1,099		Roper Technologies, Inc.	402,520	0.1
20,110		Southwest Airlines Co.	1,021,186	0.1
1,349	(1)	Uber Technologies, Inc.	62,567	0.0
49,083		Union Pacific Corp.	8,300,426	1.1

See Accompanying Notes to Financial Statements

51

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
48,402		United Parcel Service, Inc. - Class B	4,998,475	0.7
23,019		Waste Management, Inc.	2,655,702	0.3
			59,202,877	7.8

		Information Technology: 38.0%
44,182		Accenture PLC	8,163,508	1.1
33,756	(1)	Adobe, Inc.	9,946,205	1.3
3,439		Analog Devices, Inc.	388,160	0.1
319,123		Apple, Inc.	63,160,824	8.3
35,201		Applied Materials, Inc.	1,580,877	0.2
11,781	(1)	Autodesk, Inc.	1,919,125	0.3
30,156		Automatic Data Processing, Inc.	4,985,691	0.7
26,775		Broadcom, Inc.	7,707,452	1.0
305,409		Cisco Systems, Inc.	16,715,035	2.2
3,065		Cognizant Technology Solutions Corp.	194,290	0.0
7,597	(1)	Dell Technologies, Inc.	385,928	0.1
12,330		Fidelity National Information Services, Inc.	1,512,644	0.2
5,440		HP, Inc.	113,098	0.0
37,197		International Business Machines Corp.	5,129,466	0.7
17,250		Intuit, Inc.	4,507,943	0.6
62,226		Mastercard, Inc. - Class A	16,460,644	2.2
510,294		Microsoft Corp.	68,358,984	9.0
40,446		Nvidia Corp.	6,642,447	0.9
159,229		Oracle Corp.	9,071,276	1.2
81,443	(1)	PayPal Holdings, Inc.	9,321,966	1.2
84,292		Qualcomm, Inc.	6,412,092	0.8
51,023	(1)	Salesforce.com, Inc.	7,741,720	1.0
12,719	(1)	ServiceNow, Inc.	3,492,256	0.5
64,990		Texas Instruments, Inc.	7,458,252	1.0
120,600		Visa, Inc. - Class A	20,930,130	2.8
5,378		VMware, Inc.	899,255	0.1
11,047	(1)	Workday, Inc.	2,271,042	0.3
14,587	(1)	Worldpay, Inc.	1,787,637	0.2
			287,257,947	38.0

		Materials: 1.0%
2,165		Air Products & Chemicals, Inc.	490,091	0.1
17,470		Ecolab, Inc.	3,449,277	0.5
5,310		PPG Industries, Inc.	619,730	0.1
5,744		Sherwin-Williams Co.	2,632,418	0.3
4,123		Southern Copper Corp.	160,178	0.0
			7,351,694	1.0

		Real Estate: 2.3%
30,445		American Tower Corp.	6,224,480	0.8
28,732		Crown Castle International Corp.	3,745,216	0.5
5,806		Equinix, Inc.	2,927,908	0.4
7,761		Public Storage, Inc.	1,848,438	0.2
18,862		Simon Property Group, Inc.	3,013,393	0.4
			17,759,435	2.3

	Total Common Stock
	(Cost $302,055,849)		749,473,098	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements(3): 0.3%
1,000,000	(3)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,020,000, due 06/01/46-07/01/49)	1,000,000	0.2
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	0.1
208,876	(3)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $208,919, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $213,054, due 07/18/19-09/09/49)	208,876	0.0
			2,208,876	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
3,378,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $3,378,000)	3,378,000	0.4

	Total Short-Term Investments
	(Cost $5,586,876)	5,586,876	0.7

	Total Investments in Securities (Cost $307,642,725)	$755,059,974	99.8
	Assets in Excess of Other Liabilities	1,782,216	0.2
	Net Assets	$756,842,190	100.0

See Accompanying Notes to Financial Statements

52

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

53

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 11.7%
36,452		Activision Blizzard, Inc.	$1,720,534	0.2
14,413	(1)	Alphabet, Inc. - Class A	15,606,396	1.6
14,631	(1)	Alphabet, Inc. - Class C	15,814,794	1.6
351,443		AT&T, Inc.	11,776,855	1.2
7,681	(1)	Charter Communications, Inc.	3,035,377	0.3
216,806		Comcast Corp. – Class A	9,166,558	1.0
14,188	(1)	Electronic Arts, Inc.	1,436,677	0.2
115,042	(1)	Facebook, Inc. - Class A	22,203,106	2.3
20,274	(1)	NetFlix, Inc.	7,447,046	0.8
15,048	(1)	T-Mobile US, Inc.	1,115,659	0.1
199,224		Verizon Communications, Inc.	11,381,667	1.2
84,042		Walt Disney Co.	11,735,625	1.2
			112,440,294	11.7

		Consumer Discretionary: 9.9%
19,910	(1)	Amazon.com, Inc.	37,702,173	3.9
2,079	(1)	Booking Holdings, Inc.	3,897,522	0.4
19,140		Carnival Corp.	890,967	0.1
39,686		eBay, Inc.	1,567,597	0.2
188,129		Ford Motor Co.	1,924,560	0.2
59,705		General Motors Co.	2,300,434	0.2
53,055		Home Depot, Inc.	11,033,848	1.2
16,376		Las Vegas Sands Corp.	967,658	0.1
38,362		Lowe's Cos, Inc.	3,871,110	0.4
13,345		Marriott International, Inc.	1,872,170	0.2
36,937		McDonald's Corp.	7,670,338	0.8
59,374		Nike, Inc.	4,984,447	0.5
17,299		Ross Stores, Inc.	1,714,677	0.2
58,286		Starbucks Corp.	4,886,115	0.5
23,984		Target Corp.	2,077,254	0.2
6,762	(1),(2)	Tesla, Inc.	1,511,037	0.2
58,431		TJX Cos., Inc.	3,089,831	0.3
14,792		VF Corp.	1,292,081	0.1
14,724		Yum! Brands, Inc.	1,629,505	0.2
			94,883,324	9.9

		Consumer Staples: 7.7%
90,056		Altria Group, Inc.	4,264,152	0.4
184,532		Coca-Cola Co.	9,396,369	1.0
40,453		Colgate-Palmolive Co.	2,899,267	0.3
7,623		Constellation Brands, Inc.	1,501,274	0.1
21,150		Costco Wholesale Corp.	5,589,099	0.6
10,331		Estee Lauder Cos., Inc.	1,891,709	0.2
28,821		General Mills, Inc.	1,513,679	0.2
9,806		Keurig Dr Pepper, Inc.	283,393	0.0
16,426		Kimberly-Clark Corp.	2,189,257	0.2
30,012		Kraft Heinz Co.	931,573	0.1
68,406		Mondelez International, Inc.	3,687,083	0.4
18,578	(1)	Monster Beverage Corp.	1,185,834	0.1
67,426		PepsiCo, Inc.	8,841,571	0.9
74,812		Philip Morris International, Inc.	5,874,986	0.6
118,988		Procter & Gamble Co.	13,047,034	1.4
22,936		Sysco Corp.	1,622,034	0.2
37,139		Walgreens Boots Alliance, Inc.	2,030,389	0.2
67,597		Walmart, Inc.	7,468,793	0.8
			74,217,496	7.7

		Energy: 4.8%
24,142		Anadarko Petroleum Corp.	1,703,460	0.2
91,770		Chevron Corp.	11,419,859	1.2
54,444		ConocoPhillips	3,321,084	0.3
27,905		EOG Resources, Inc.	2,599,630	0.2
203,775		Exxon Mobil Corp.	15,615,278	1.6
93,865		Kinder Morgan, Inc.	1,959,901	0.2
31,590		Marathon Petroleum Corp.	1,765,249	0.2
35,993		Occidental Petroleum Corp.	1,809,728	0.2
21,826		Phillips 66	2,041,604	0.2
66,646		Schlumberger Ltd.	2,648,512	0.3
20,040		Valero Energy Corp.	1,715,624	0.2
			46,599,929	4.8

		Financials: 13.1%
35,483		Aflac, Inc.	1,944,823	0.2
41,873		American International Group, Inc.	2,230,994	0.2
16,000		Allstate Corp.	1,627,040	0.2
32,925		American Express Co.	4,064,262	0.4
11,483		Aon PLC	2,215,989	0.2
414,070		Bank of America Corp.	12,008,030	1.3
40,980		Bank of New York Mellon Corp.	1,809,267	0.2
36,791		BB&T Corp.	1,807,542	0.2
94,166	(1)	Berkshire Hathaway, Inc. – Class B	20,073,366	2.1
5,699		BlackRock, Inc.	2,674,541	0.3
22,486		Capital One Financial Corp.	2,040,380	0.2
57,560		Charles Schwab Corp.	2,313,336	0.2
21,909		Chubb Ltd.	3,226,977	0.3
111,263		Citigroup, Inc.	7,791,748	0.8
17,038		CME Group, Inc.	3,307,246	0.3
15,840		Goldman Sachs Group, Inc.	3,240,864	0.3
26,765		Intercontinental Exchange, Inc.	2,300,184	0.2
155,264		JPMorgan Chase & Co.	17,358,515	1.8
24,393		Marsh & McLennan Cos., Inc.	2,433,202	0.3
38,669		Metlife, Inc.	1,920,689	0.2
7,904		Moody's Corp.	1,543,730	0.2
58,207		Morgan Stanley	2,550,049	0.3
21,698		PNC Financial Services Group, Inc.	2,978,701	0.3
28,044		Progressive Corp.	2,241,557	0.2
19,514		Prudential Financial, Inc.	1,970,914	0.2
11,837		S&P Global, Inc.	2,696,350	0.3
13,117		TD Ameritrade Holding Corp.	654,801	0.1
12,588		Travelers Cos, Inc.	1,882,158	0.2
69,571		US Bancorp	3,645,520	0.4
194,941		Wells Fargo & Co.	9,224,608	1.0
			125,777,383	13.1

See Accompanying Notes to Financial Statements

54

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: 15.1%
82,894		Abbott Laboratories	6,971,385	0.7
71,182		AbbVie, Inc.	5,176,355	0.5
10,376	(1)	Alexion Pharmaceuticals, Inc.	1,359,048	0.1
15,783		Allergan plc	2,642,548	0.3
29,354		Amgen, Inc.	5,409,355	0.6
12,384		Anthem, Inc.	3,494,889	0.4
23,208		Baxter International, Inc.	1,900,735	0.2
12,885		Becton Dickinson & Co.	3,247,149	0.3
9,308	(1)	Biogen, Inc.	2,176,862	0.2
66,813	(1)	Boston Scientific Corp.	2,871,623	0.3
78,734		Bristol-Myers Squibb Co.	3,570,587	0.4
33,825	(1)	Celgene Corp.	3,126,783	0.3
17,919		Cigna Corp.	2,823,138	0.3
62,479		CVS Health Corp.	3,404,481	0.3
30,637		Danaher Corp.	4,378,640	0.5
9,985	(1)	Edwards Lifesciences Corp.	1,844,629	0.2
41,399		Eli Lilly & Co.	4,586,595	0.5
61,394		Gilead Sciences, Inc.	4,147,779	0.4
12,959		HCA Healthcare, Inc.	1,751,668	0.2
6,490		Humana, Inc.	1,721,797	0.2
7,059	(1)	Illumina, Inc.	2,598,771	0.3
5,513	(1)	Intuitive Surgical, Inc.	2,891,844	0.3
127,877		Johnson & Johnson	17,810,708	1.9
64,600		Medtronic PLC	6,291,394	0.7
123,994		Merck & Co., Inc.	10,396,897	1.1
267,812		Pfizer, Inc.	11,601,616	1.2
3,933	(1)	Regeneron Pharmaceuticals, Inc.	1,231,029	0.1
16,507		Stryker Corp.	3,393,509	0.3
19,192		Thermo Fisher Scientific, Inc.	5,636,307	0.6
45,496		UnitedHealth Group, Inc.	11,101,479	1.2
12,337	(1)	Vertex Pharmaceuticals, Inc.	2,262,359	0.2
23,044		Zoetis, Inc.	2,615,264	0.3
			144,437,223	15.1

		Industrials: 8.2%
26,928		3M Co.	4,667,699	0.5
25,478		Boeing Co.	9,274,247	1.0
26,693		Caterpillar, Inc.	3,637,989	0.4
37,116		CSX Corp.	2,871,665	0.3
15,310		Deere & Co.	2,537,020	0.3
28,031		Delta Air Lines, Inc.	1,590,759	0.2
20,322		Eaton Corp. PLC	1,692,416	0.2
29,464		Emerson Electric Co.	1,965,838	0.2
11,600		FedEx Corp.	1,904,604	0.2
12,265		General Dynamics Corp.	2,230,022	0.2
416,490		General Electric Co.	4,373,145	0.5
35,009		Honeywell International, Inc.	6,112,221	0.6
15,612		Illinois Tool Works, Inc.	2,354,446	0.2
43,215		Johnson Controls International plc	1,785,212	0.2
11,902		Lockheed Martin Corp.	4,326,853	0.4
12,798		Norfolk Southern Corp.	2,551,025	0.3
7,616		Northrop Grumman Corp.	2,460,806	0.3
13,460		Raytheon Co.	2,340,425	0.2
4,925		Roper Technologies, Inc.	1,803,831	0.2
23,469		Southwest Airlines Co.	1,191,756	0.1
8,674	(1)	Uber Technologies, Inc.	402,300	0.0
34,083		Union Pacific Corp.	5,763,776	0.6
33,610		United Parcel Service, Inc. - Class B	3,470,905	0.4
39,039		United Technologies Corp.	5,082,878	0.5
20,440		Waste Management, Inc.	2,358,163	0.2
			78,750,001	8.2

		Information Technology: 23.3%
30,680		Accenture PLC	5,668,744	0.6
23,440	(1)	Adobe, Inc.	6,906,596	0.7
17,690		Analog Devices, Inc.	1,996,670	0.2
221,598		Apple, Inc.	43,858,676	4.6
45,604		Applied Materials, Inc.	2,048,076	0.2
10,597	(1)	Autodesk, Inc.	1,726,251	0.2
20,941		Automatic Data Processing, Inc.	3,462,175	0.4
18,592		Broadcom, Inc.	5,351,893	0.5
212,075		Cisco Systems, Inc.	11,606,865	1.2
27,287		Cognizant Technology Solutions Corp.	1,729,723	0.2
7,286	(1)	Dell Technologies, Inc.	370,129	0.0
15,539		Fidelity National Information Services, Inc.	1,906,325	0.2
74,071		HP, Inc.	1,539,936	0.2
215,683		Intel Corp.	10,324,745	1.1
42,694		International Business Machines Corp.	5,887,503	0.6
11,978		Intuit, Inc.	3,130,211	0.3
43,210		Mastercard, Inc. - Class A	11,430,341	1.2
53,222	(1)	Micron Technology, Inc.	2,053,837	0.2
364,106		Microsoft Corp.	48,775,640	5.1
28,086		Nvidia Corp.	4,612,564	0.5
110,568		Oracle Corp.	6,299,059	0.6
56,554	(1)	PayPal Holdings, Inc.	6,473,171	0.7
58,522		Qualcomm, Inc.	4,451,768	0.5
35,430	(1)	Salesforce.com, Inc.	5,375,794	0.5
8,832	(1)	ServiceNow, Inc.	2,425,002	0.3
45,129		Texas Instruments, Inc.	5,179,004	0.5
83,745		Visa, Inc. - Class A	14,533,945	1.5
3,734		VMware, Inc.	624,362	0.1
7,671	(1)	Workday, Inc.	1,577,004	0.2
14,873	(1)	Worldpay, Inc.	1,822,686	0.2
			223,148,695	23.3

		Materials: 2.0%
10,587		Air Products & Chemicals, Inc.	2,396,579	0.3
36,033		Dow, Inc.	1,776,787	0.2
36,074		DowDuPont, Inc.	2,708,075	0.3
12,131		Ecolab, Inc.	2,395,145	0.3
26,121	(1)	Linde Public Ltd.	5,245,097	0.5
14,127		LyondellBasell Industries NV - Class A	1,216,759	0.1
11,344		PPG Industries, Inc.	1,323,958	0.1
3,989		Sherwin-Williams Co.	1,828,119	0.2
3,960		Southern Copper Corp.	153,846	0.0
			19,044,365	2.0

		Real Estate: 1.6%
21,141		American Tower Corp.	4,322,278	0.4

See Accompanying Notes to Financial Statements

55

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
19,951	Crown Castle International Corp.	2,600,613	0.3
4,032	Equinix, Inc.	2,033,297	0.2
30,210	ProLogis, Inc.	2,419,821	0.3
7,119	Public Storage, Inc.	1,695,532	0.2
14,783	Simon Property Group, Inc.	2,361,732	0.2
		15,433,273	1.6

	Utilities: 1.9%
23,772	American Electric Power Co., Inc.	2,092,174	0.2
38,561	Dominion Energy, Inc.	2,981,536	0.3
35,054	Duke Energy Corp.	3,093,165	0.3
46,662	Exelon Corp.	2,236,976	0.3
23,030	NextEra Energy, Inc.	4,717,926	0.5
50,071	Southern Co.	2,767,925	0.3
		17,889,702	1.9

	Total Common Stock
	(Cost $328,542,056)	952,621,685	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements(3): 0.2%
499,928	(3)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $500,030, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $509,927, due 06/30/19-02/15/49)	499,928	0.1
1,000,000	(3)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $1,020,000, due 04/01/26-06/20/49)	1,000,000	0.1
			1,499,928	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
5,903,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $5,903,000)	5,903,000	0.6

	Total Short-Term Investments
	(Cost $7,402,928)	7,402,928	0.8

	Total Investments in Securities (Cost $335,944,984)	$960,024,613	100.1
	Liabilities in Excess of Other Assets	(917,490)	(0.1)
	Net Assets	$959,107,123	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

56

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 10.0%
30,502		Activision Blizzard, Inc.	$1,439,694	0.4
310,869		AT&T, Inc.	10,417,220	2.7
2,799	(1)	Charter Communications, Inc.	1,106,109	0.3
101,641		Comcast Corp. – Class A	4,297,382	1.1
1,217	(1)	Electronic Arts, Inc.	123,233	0.0
6,363	(1)	T-Mobile US, Inc.	471,753	0.1
176,223		Verizon Communications, Inc.	10,067,620	2.7
74,340		Walt Disney Co.	10,380,838	2.7
			38,303,849	10.0

		Consumer Discretionary: 4.4%
16,930		Carnival Corp.	788,091	0.2
166,410		Ford Motor Co.	1,702,374	0.5
52,812		General Motors Co.	2,034,846	0.5
20,180		Home Depot, Inc.	4,196,835	1.1
7,547		Las Vegas Sands Corp.	445,952	0.1
27,412		McDonald's Corp.	5,692,376	1.5
20,091		Target Corp.	1,740,082	0.5
1,446		Yum! Brands, Inc.	160,029	0.0
			16,760,585	4.4

		Consumer Staples: 10.9%
40,785		Altria Group, Inc.	1,931,170	0.5
51,906		Coca-Cola Co.	2,643,053	0.7
35,783		Colgate-Palmolive Co.	2,564,568	0.7
6,743		Constellation Brands, Inc.	1,327,966	0.3
25,494		General Mills, Inc.	1,338,945	0.3
8,674		Keurig Dr Pepper, Inc.	250,679	0.1
14,530		Kimberly-Clark Corp.	1,936,558	0.5
26,547		Kraft Heinz Co.	824,019	0.2
60,509		Mondelez International, Inc.	3,261,435	0.9
9,543		PepsiCo, Inc.	1,251,374	0.3
66,175		Philip Morris International, Inc.	5,196,723	1.4
99,146		Procter & Gamble Co.	10,871,359	2.8
32,851		Walgreens Boots Alliance, Inc.	1,795,964	0.5
59,793		Walmart, Inc.	6,606,528	1.7
			41,800,341	10.9

		Energy: 10.7%
15,760		Anadarko Petroleum Corp.	1,112,026	0.3
81,175		Chevron Corp.	10,101,417	2.6
48,159		ConocoPhillips	2,937,699	0.8
24,696		EOG Resources, Inc.	2,300,679	0.6
180,249		Exxon Mobil Corp.	13,812,481	3.6
83,029		Kinder Morgan, Inc.	1,733,645	0.5
27,943		Marathon Petroleum Corp.	1,561,455	0.4
31,838		Occidental Petroleum Corp.	1,600,815	0.4
19,306		Phillips 66	1,805,883	0.5
58,952		Schlumberger Ltd.	2,342,752	0.6
17,726		Valero Energy Corp.	1,517,523	0.4
			40,826,375	10.7

		Financials: 25.7%
31,386		Aflac, Inc.	1,720,267	0.5
37,039		American International Group, Inc.	1,973,438	0.5
14,148		Allstate Corp.	1,438,710	0.4
12,873		American Express Co.	1,589,043	0.4
366,265		Bank of America Corp.	10,621,685	2.8
36,249		Bank of New York Mellon Corp.	1,600,393	0.4
32,544		BB&T Corp.	1,598,887	0.4
83,295	(1)	Berkshire Hathaway, Inc. – Class B	17,755,995	4.6
5,041		BlackRock, Inc.	2,365,741	0.6
19,888		Capital One Financial Corp.	1,804,637	0.5
20,417		Charles Schwab Corp.	820,559	0.2
19,380		Chubb Ltd.	2,854,480	0.8
98,417		Citigroup, Inc.	6,892,143	1.8
15,071		CME Group, Inc.	2,925,432	0.8
14,011		Goldman Sachs Group, Inc.	2,866,651	0.8
14,252		Intercontinental Exchange, Inc.	1,224,817	0.3
137,338		JPMorgan Chase & Co.	15,354,388	4.0
2,632		Marsh & McLennan Cos., Inc.	262,542	0.1
34,205		Metlife, Inc.	1,698,962	0.4
51,487		Morgan Stanley	2,255,646	0.6
19,193		PNC Financial Services Group, Inc.	2,634,815	0.7
16,694		Progressive Corp.	1,334,351	0.3
17,261		Prudential Financial, Inc.	1,743,361	0.5
1,497		TD Ameritrade Holding Corp.	74,730	0.0
9,331		Travelers Cos, Inc.	1,395,171	0.4
61,539		US Bancorp	3,224,644	0.8
172,434		Wells Fargo & Co.	8,159,577	2.1
			98,191,065	25.7

		Health Care: 15.8%
41,574		Abbott Laboratories	3,496,373	0.9
2,230	(1)	Alexion Pharmaceuticals, Inc.	292,085	0.1
13,961		Allergan plc	2,337,490	0.6
2,077		Amgen, Inc.	382,750	0.1
7,755		Anthem, Inc.	2,188,539	0.6
10,880		Baxter International, Inc.	891,072	0.2
10,429		Becton Dickinson & Co.	2,628,212	0.7
5,409	(1)	Biogen, Inc.	1,265,003	0.3
41,090		Bristol-Myers Squibb Co.	1,863,432	0.5
11,000		Cigna Corp.	1,733,050	0.4
55,265		CVS Health Corp.	3,011,390	0.8
25,664		Danaher Corp.	3,667,899	1.0
46,486		Gilead Sciences, Inc.	3,140,594	0.8
4,608		HCA Healthcare, Inc.	622,863	0.2
3,278		Humana, Inc.	869,653	0.2
96,034		Johnson & Johnson	13,375,616	3.5
57,142		Medtronic PLC	5,565,059	1.5
5,703		Merck & Co., Inc.	478,197	0.1
236,893		Pfizer, Inc.	10,262,205	2.7
2,762	(1)	Regeneron Pharmaceuticals, Inc.	864,506	0.2

See Accompanying Notes to Financial Statements

57

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
5,415	[1]	Thermo Fisher Scientific, Inc.	1,590,277	0.4
			60,526,265	15.8

		Industrials: 8.7%
5,598		3M Co.	970,357	0.3
21,770		Caterpillar, Inc.	2,967,033	0.8
21,012		CSX Corp.	1,625,699	0.4
12,053		Deere & Co.	1,997,303	0.5
19,811		Delta Air Lines, Inc.	1,124,274	0.3
17,976		Eaton Corp. PLC	1,497,041	0.4
23,795		Emerson Electric Co.	1,587,603	0.4
10,261		FedEx Corp.	1,684,754	0.4
10,122		General Dynamics Corp.	1,840,382	0.5
368,406		General Electric Co.	3,868,263	1.0
15,855		Honeywell International, Inc.	2,768,125	0.7
38,226		Johnson Controls International plc	1,579,116	0.4
9,803		Norfolk Southern Corp.	1,954,032	0.5
4,524		Raytheon Co.	786,633	0.2
3,681		Roper Technologies, Inc.	1,348,203	0.4
8,408		Southwest Airlines Co.	426,958	0.1
6,844	(1)	Uber Technologies, Inc.	317,425	0.1
34,532		United Technologies Corp.	4,496,066	1.2
3,941		Waste Management, Inc.	454,673	0.1
			33,293,940	8.7

		Information Technology: 5.2%
13,535		Analog Devices, Inc.	1,527,695	0.4
18,717		Applied Materials, Inc.	840,580	0.2
2,137	(1)	Autodesk, Inc.	348,117	0.1
22,254		Cognizant Technology Solutions Corp.	1,410,681	0.4
1,779	(1)	Dell Technologies, Inc.	90,373	0.0
6,172		Fidelity National Information Services, Inc.	757,181	0.2
62,178		HP, Inc.	1,292,681	0.4
190,782		Intel Corp.	9,132,735	2.4
14,917		International Business Machines Corp.	2,057,055	0.5
47,077	(1)	Micron Technology, Inc.	1,816,702	0.5
4,197	(1)	Worldpay, Inc.	514,342	0.1
			19,788,142	5.2

		Materials: 3.2%
8,035		Air Products & Chemicals, Inc.	1,818,883	0.5
31,873		Dow, Inc.	1,571,657	0.4
31,909		DowDuPont, Inc.	2,395,409	0.6
23,105	(1)	Linde Public Ltd.	4,639,484	1.2
12,496		LyondellBasell Industries NV - Class A	1,076,280	0.3
6,773		PPG Industries, Inc.	790,477	0.2
970		Southern Copper Corp.	37,685	0.0
			12,329,875	3.2

		Real Estate: 0.7%
26,715		ProLogis, Inc.	2,139,872	0.5
1,530		Public Storage, Inc.	364,400	0.1
1,491		Simon Property Group, Inc.	238,202	0.1
			2,742,474	0.7

		Utilities: 4.1%
21,027		American Electric Power Co., Inc.	1,850,586	0.5
34,109		Dominion Energy, Inc.	2,637,308	0.7
31,007		Duke Energy Corp.	2,736,058	0.7
41,275		Exelon Corp.	1,978,723	0.5
20,372		NextEra Energy, Inc.	4,173,408	1.1
44,290		Southern Co.	2,448,351	0.6
			15,824,434	4.1

	Total Common Stock
	(Cost $282,112,900)		380,387,345	99.4

SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
2,368,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
		(Cost $2,368,000)	2,368,000	0.6

	Total Short-Term Investments
	(Cost $2,368,000)		2,368,000	0.6

	Total Investments in Securities (Cost $284,480,900)		$382,755,345	100.0
	Liabilities in Excess of Other Assets		(63,635)	–
	Net Assets		$382,691,710	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

58

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 4.8%
32,739	(1)	Altice USA, Inc.	$797,195	0.3
4,318	(1)	AMC Networks, Inc.	235,288	0.1
435		Cable One, Inc.	509,381	0.2
29,686		CBS Corp. - Class B	1,481,331	0.5
3,390		Fox Corp. - Class A	124,209	0.0
1,574		Fox Corp. - Class B	57,498	0.0
4,301	(1)	IAC/InterActiveCorp	935,596	0.3
3,585		Interpublic Group of Cos., Inc.	80,985	0.0
12,847	(1)	Live Nation Entertainment, Inc.	851,114	0.3
169	(1)	Madison Square Garden Co.	47,310	0.0
5,450		Match Group, Inc.	366,621	0.1
3,030		New York Times Co.	98,839	0.0
3,447	(1)	Nexstar Media Group, Inc.	348,137	0.1
11,564		Omnicom Group	947,670	0.3
5,619		Sinclair Broadcast Group, Inc.	301,347	0.1
141,099	(2)	Sirius XM Holdings, Inc.	787,332	0.3
11,753	(1)	Spotify Technology SA	1,718,524	0.6
5,175	(1)	Take-Two Interactive Software, Inc.	587,518	0.2
9,465	(1)	TripAdvisor, Inc.	438,135	0.2
75,025	(1)	Twitter, Inc.	2,618,372	0.9
4,328		World Wrestling Entertainment, Inc.	312,525	0.1
22,488	(1)	Zayo Group Holdings, Inc.	740,080	0.2
18,399	(1)	Zynga, Inc. - Class A	112,786	0.0
			14,497,793	4.8

		Consumer Discretionary: 15.1%
1,633		Advance Auto Parts, Inc.	251,711	0.1
1,718		Aptiv PLC	138,866	0.1
2,469	(1)	Autozone, Inc.	2,714,592	0.9
4,678		Best Buy Co., Inc.	326,197	0.1
5,720	(1)	Bright Horizons Family Solutions, Inc.	862,976	0.3
6,508	(1)	Burlington Stores, Inc.	1,107,336	0.4
5,881	(1)	Capri Holdings Ltd.	203,953	0.1
7,821	(1)	Carmax, Inc.	679,097	0.2
1,980		Carter's, Inc.	193,129	0.1
3,942	(1)	Carvana Co.	246,722	0.1
2,547	(1)	Chipotle Mexican Grill, Inc.	1,866,645	0.6
1,445		Choice Hotels International, Inc.	125,730	0.0
1,944		Columbia Sportswear Co.	194,711	0.1
12,259		Darden Restaurants, Inc.	1,492,288	0.5
24,301		Dollar General Corp.	3,284,523	1.1
12,729	(1)	Dollar Tree, Inc.	1,366,967	0.5
4,080		Domino's Pizza, Inc.	1,135,382	0.4
7,677		Dunkin Brands Group, Inc.	611,550	0.2
11,883	(1)	Etsy, Inc.	729,238	0.2
11,840		Expedia Group, Inc.	1,575,075	0.5
5,447	(1)	Five Below, Inc.	653,749	0.2
6,627	(1),(2)	Floor & Decor Holdings, Inc.	277,671	0.1
439	(1)	Grand Canyon Education, Inc.	51,372	0.0
9,079	(1),(2)	GrubHub, Inc.	708,071	0.2
3,082		H&R Block, Inc.	90,303	0.0
27,771		Hanesbrands, Inc.	478,217	0.2
11,555		Hasbro, Inc.	1,221,132	0.4
1,244	(1)	Hilton Grand Vacations, Inc.	39,584	0.0
28,626		Hilton Worldwide Holdings, Inc.	2,797,905	0.9
3,562		L Brands, Inc.	92,968	0.0
11,557		Lennar Corp. - Class A	560,052	0.2
645		Lennar Corp. - Class B	24,839	0.0
4,424	(1)	LKQ Corp.	117,723	0.0
11,757	(1)	Lululemon Athletica, Inc.	2,118,729	0.7
23,546	(1),(2)	Mattel, Inc.	263,951	0.1
4,350		MGM Resorts International	124,280	0.0
10,764		Nordstrom, Inc.	342,941	0.1
4,339	(1)	Norwegian Cruise Line Holdings Ltd.	232,701	0.1
316	(1)	NVR, Inc.	1,064,999	0.4
5,238	(1)	Ollie's Bargain Outlet Holdings, Inc.	456,282	0.2
7,682	(1)	O'Reilly Automotive, Inc.	2,837,116	0.9
8,431	(1)	Planet Fitness, Inc.	610,742	0.2
5,129		Polaris Industries, Inc.	467,919	0.2
3,834		Pool Corp.	732,294	0.2
8,155	(1)	Roku, Inc.	738,680	0.2
6,354		Service Corp. International	297,240	0.1
2,144	(1)	ServiceMaster Global Holdings, Inc.	111,681	0.0
736		Six Flags Entertainment Corp.	36,565	0.0
4,737	(1)	Skechers USA, Inc.	149,168	0.1
4,567	(1)	Tempur Sealy International, Inc.	335,081	0.1
12,004		Tractor Supply Co.	1,306,035	0.4
5,618	(1)	Ulta Beauty, Inc.	1,948,828	0.6
12,299	(1)	Under Armour, Inc. - Class A	311,780	0.1
12,688	(1)	Under Armour, Inc. - Class C	281,674	0.1
3,572		Vail Resorts, Inc.	797,199	0.3
6,122	(1)	Wayfair, Inc.	893,812	0.3
18,473		Wendy's Company	361,701	0.1
1,432	(2)	Williams-Sonoma, Inc.	93,080	0.0
2,830		Wyndham Hotels & Resorts, Inc.	157,744	0.1
8,065		Wynn Resorts Ltd.	999,979	0.3
29,106		Yum China Holdings, Inc.	1,344,697	0.5
			45,637,172	15.1

		Consumer Staples: 3.1%
4,704		Brown-Forman Corp. - Class A	258,720	0.1
15,990		Brown-Forman Corp. - Class B	886,326	0.3
9,462		Campbell Soup Co.	379,142	0.1

See Accompanying Notes to Financial Statements

59

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
918		Casey's General Stores, Inc.	143,199	0.1
24,511		Church & Dwight Co., Inc.	1,790,774	0.6
10,355		Clorox Co.	1,585,454	0.5
1,537	(1)	Herbalife Nutrition Ltd	65,722	0.0
12,559		Hershey Co.	1,683,283	0.6
9,392		Kellogg Co.	503,129	0.2
3,770		Lamb Weston Holdings, Inc.	238,867	0.1
7,909		McCormick & Co., Inc.	1,225,974	0.4
1,876	(1)	Pilgrim's Pride Corp.	47,632	0.0
2,902	(1)	Post Holdings, Inc.	301,721	0.1
5,521	(1)	Sprouts Farmers Market, Inc.	104,292	0.0
934	(1)	TreeHouse Foods, Inc.	50,529	0.0
			9,264,764	3.1

		Energy: 1.4%
26,025		Cabot Oil & Gas Corp.	597,534	0.2
13,335	(1)	Cheniere Energy, Inc.	912,781	0.3
3,404		Diamondback Energy, Inc.	370,934	0.1
2,070		Equitrans Midstream Corp.	40,800	0.0
13,069		Oneok, Inc.	899,278	0.3
15,312	(1)	Parsley Energy, Inc.	291,081	0.1
7,107		Pioneer Natural Resources Co.	1,093,483	0.4
			4,205,891	1.4

		Financials: 4.4%
145	(1)	Alleghany Corp.	98,761	0.0
1,839		Ameriprise Financial, Inc.	266,949	0.1
5,190	(1)	Arch Capital Group Ltd.	192,445	0.1
3,882		Arthur J. Gallagher & Co.	340,024	0.1
6,164	(1)	Athene Holding Ltd.	265,422	0.1
814		Axis Capital Holdings Ltd.	48,555	0.0
1,361		Brown & Brown, Inc.	45,594	0.0
2,724		Cboe Global Markets, Inc.	282,288	0.1
786		CIT Group, Inc.	41,297	0.0
902		Comerica, Inc.	65,521	0.0
921	(1)	Credit Acceptance Corp.	445,607	0.2
11,303		Discover Financial Services	877,000	0.3
4,488		E*Trade Financial Corp.	200,165	0.1
1,625		Erie Indemnity Co.	413,205	0.1
1,446		Evercore, Inc.	128,072	0.1
1,216		Everest Re Group Ltd.	300,571	0.1
3,732		Factset Research Systems, Inc.	1,069,442	0.4
2,996		First Republic Bank	292,559	0.1
1,960		Interactive Brokers Group, Inc.	106,232	0.0
1,135		Kemper Corp.	97,939	0.0
3,975		Lazard Ltd.	136,700	0.1
767	(1)	LendingTree, Inc.	322,163	0.1
8,270		LPL Financial Holdings, Inc.	674,584	0.2
112	(1)	Markel Corp.	122,035	0.0
3,667		MarketAxess Holdings, Inc.	1,178,647	0.4
1,954		Morningstar, Inc.	282,627	0.1
8,195		MSCI, Inc. - Class A	1,956,884	0.7
3,027		Primerica, Inc.	363,089	0.1
2,925		Raymond James Financial, Inc.	247,309	0.1
1,658		RenaissanceRe Holdings Ltd.	295,141	0.1
6,118		SEI Investments Co.	343,220	0.1
2,648		Signature Bank	319,984	0.1
383	(1)	SVB Financial Group	86,018	0.0
18,595		Synchrony Financial	644,689	0.2
1,123		Synovus Financial Corp.	39,305	0.0
6,617		T. Rowe Price Group, Inc.	725,951	0.2
2,015		Virtu Financial, Inc.	43,887	0.0
984	(3)	Voya Financial, Inc.	54,415	0.0
1,020	(1)	Western Alliance Bancorp.	45,614	0.0
			13,459,910	4.4

		Health Care: 15.3%
4,417	(1)	Abiomed, Inc.	1,150,584	0.4
3,038		Agilent Technologies, Inc.	226,847	0.1
549	(1),(2)	Agios Pharmaceuticals, Inc.	27,384	0.0
7,885	(1)	Align Technology, Inc.	2,158,125	0.7
8,829	(1)	Alnylam Pharmaceuticals, Inc.	640,632	0.2
15,117		AmerisourceBergen Corp.	1,288,875	0.4
17,801	(1)	BioMarin Pharmaceutical, Inc.	1,524,656	0.5
3,733		Bio-Techne Corp.	778,293	0.3
10,308		Bruker Corp.	514,885	0.2
2,092		Cantel Medical Corp.	168,699	0.1
34,068	(1)	Centene Corp.	1,786,526	0.6
32,251		Cerner Corp.	2,363,998	0.8
4,796	(1)	Charles River Laboratories International, Inc.	680,552	0.2
1,548		Chemed Corp.	558,580	0.2
659		Cooper Cos., Inc.	222,011	0.1
9,018	(1)	DexCom, Inc.	1,351,257	0.4
4,932		Encompass Health Corp.	312,492	0.1
12,726	(1)	Exact Sciences Corp.	1,502,177	0.5
12,155	(1)	Exelixis, Inc.	259,752	0.1
3,411	(1)	Guardant Health, Inc.	294,472	0.1
1,880	(1)	Henry Schein, Inc.	131,412	0.0
3,440		Hill-Rom Holdings, Inc.	359,893	0.1
21,328	(1)	Hologic, Inc.	1,024,171	0.3
2,101	(1)	Horizon Therapeutics Plc	50,550	0.0
583	(1)	ICU Medical, Inc.	146,864	0.0
8,463	(1)	Idexx Laboratories, Inc.	2,330,118	0.8
17,700	(1)	Incyte Corp., Ltd.	1,503,792	0.5
5,909	(1)	Insulet Corp.	705,416	0.2
12,742	(1)	Ionis Pharmaceuticals, Inc.	818,928	0.3
7,639	(1)	IQVIA Holdings, Inc.	1,229,115	0.4
4,895	(1)	Jazz Pharmaceuticals PLC	697,831	0.2
586	(1)	Laboratory Corp. of America Holdings	101,319	0.0
4,689	(1)	Masimo Corp.	697,817	0.2
2,102		McKesson Corp.	282,488	0.1
5,995	(1)	Medidata Solutions, Inc.	542,607	0.2

See Accompanying Notes to Financial Statements

60

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
2,436	(1)	Mettler Toledo International, Inc.	2,046,240	0.7
2,367	(1),(2)	Moderna, Inc.	34,653	0.0
4,826	(1)	Molina Healthcare, Inc.	690,794	0.2
2,556	(1)	Nektar Therapeutics	90,943	0.0
8,998	(1)	Neurocrine Biosciences, Inc.	759,701	0.3
3,130	(1),(2)	Penumbra, Inc.	500,800	0.2
2,416		PerkinElmer, Inc.	232,757	0.1
5,826	(1)	PRA Health Sciences, Inc.	577,648	0.2
14,141		Resmed, Inc.	1,725,626	0.6
5,021	(1)	Sage Therapeutics, Inc.	919,295	0.3
7,025	(1)	Sarepta Therapeutics, Inc.	1,067,449	0.4
10,866	(1)	Seattle Genetics, Inc.	752,036	0.3
484	(1)	STERIS Public Ltd. Co.	72,058	0.0
4,597		Teleflex, Inc.	1,522,297	0.5
9,056	(1)	Varian Medical Systems, Inc.	1,232,793	0.4
12,680	(1)	Veeva Systems, Inc.	2,055,555	0.7
6,859	(1)	Waters Corp.	1,476,331	0.5
4,519	(1)	WellCare Health Plans, Inc.	1,288,231	0.4
5,514		West Pharmaceutical Services, Inc.	690,077	0.2
			46,168,402	15.3

		Industrials: 16.5%
1,040		Acuity Brands, Inc.	143,426	0.0
746		Air Lease Corp.	30,840	0.0
5,505		Alaska Air Group, Inc.	351,825	0.1
7,048		Allegion Public Ltd.	779,156	0.3
11,432		Allison Transmission Holdings, Inc.	529,873	0.2
4,010		American Airlines Group, Inc.	130,766	0.0
17,999		Ametek, Inc.	1,635,029	0.5
2,261		AO Smith Corp.	106,629	0.0
4,871		Armstrong World Industries, Inc.	473,461	0.2
7,038		BWX Technologies, Inc.	366,680	0.1
4,843		Carlisle Cos., Inc.	680,006	0.2
10,260		CH Robinson Worldwide, Inc.	865,431	0.3
8,507		Cintas Corp.	2,018,626	0.7
19,675	(1)	Copart, Inc.	1,470,510	0.5
3,584	(1)	CoStar Group, Inc.	1,985,751	0.7
12,710		Donaldson Co., Inc.	646,431	0.2
6,321		Dover Corp.	633,364	0.2
10,151		Equifax, Inc.	1,372,821	0.5
12,158		Expeditors International Washington, Inc.	922,306	0.3
51,544		Fastenal Co.	1,679,819	0.6
2,819		Flowserve Corp.	148,533	0.1
6,591		Fortive Corp.	537,298	0.2
4,428		Fortune Brands Home & Security, Inc.	252,972	0.1
967	(1)	Genesee & Wyoming, Inc.	96,700	0.0
16,423		Graco, Inc.	824,106	0.3
10,898		Harris Corp.	2,061,139	0.7
3,880		Heico Corp.	519,183	0.2
7,595		Heico Corp. - Class A	785,095	0.3
7,871		Hexcel Corp.	636,606	0.2
2,975		Hubbell, Inc.	387,940	0.1
3,213		Huntington Ingalls Industries, Inc.	722,090	0.2
11,572	(1)	IAA, Inc.	448,762	0.2
3,762		IDEX Corp.	647,591	0.2
24,809	(1)	IHS Markit Ltd.	1,580,829	0.5
22,576		Ingersoll-Rand PLC - Class A	2,859,702	0.9
2,642		JB Hunt Transport Services, Inc.	241,505	0.1
2,631	(1)	JetBlue Airways Corp.	48,647	0.0
4,468		KAR Auction Services, Inc.	111,700	0.0
3,596		Landstar System, Inc.	388,332	0.1
3,228		Lennox International, Inc.	887,700	0.3
5,655		Lincoln Electric Holdings, Inc.	465,520	0.2
350	(1)	Lyft, Inc.	22,999	0.0
5,515	(1)	Middleby Corp.	748,386	0.3
4,424		Nielsen Holdings PLC	99,982	0.0
5,189		Nordson Corp.	733,258	0.2
2,765		Old Dominion Freight Line	412,704	0.1
3,225		Quanta Services, Inc.	123,163	0.0
1,358		Republic Services, Inc.	117,657	0.0
11,533		Robert Half International, Inc.	657,496	0.2
11,745		Rockwell Automation, Inc.	1,924,183	0.6
14,099		Rollins, Inc.	505,731	0.2
6,664	(1)	Sensata Technologies Holding PLC	326,536	0.1
9,222		Spirit Aerosystems Holdings, Inc.	750,394	0.3
10,526		Toro Co.	704,189	0.2
3,980	(1)	TransDigm Group, Inc.	1,925,524	0.6
18,634		TransUnion	1,369,785	0.5
5,278	(1)	United Continental Holdings, Inc.	462,089	0.2
5,545	(1)	United Rentals, Inc.	735,433	0.2
15,900		Verisk Analytics, Inc.	2,328,714	0.8
4,264	(1)	WABCO Holdings, Inc.	565,406	0.2
4,418		Wabtec Corp.	317,036	0.1
4,486		Woodward, Inc.	507,636	0.2
4,430		WW Grainger, Inc.	1,188,259	0.4
5,299	(1),(2)	XPO Logistics, Inc.	306,335	0.1
17,836		Xylem, Inc.	1,491,803	0.5
			49,799,398	16.5

		Information Technology: 33.4%
2,048	(1),(2)	2U, Inc.	77,087	0.0
99,843	(1)	Advanced Micro Devices, Inc.	3,032,232	1.0
14,632	(1)	Akamai Technologies, Inc.	1,172,608	0.4
474		Alliance Data Systems Corp.	66,422	0.0
4,524	(1)	Alteryx, Inc.	493,659	0.2
29,054		Amphenol Corp.	2,787,441	0.9
8,163	(1)	Anaplan, Inc.	411,987	0.1
8,326	(1)	ANSYS, Inc.	1,705,331	0.6
5,906	(1)	Arista Networks, Inc.	1,533,316	0.5
6,864	(1)	Aspen Technology, Inc.	853,058	0.3
10,482	(1)	Atlassian Corp. PLC	1,371,465	0.4
4,242	(1)	Avalara, Inc.	306,272	0.1
14,303	(1)	Black Knight, Inc.	860,325	0.3

See Accompanying Notes to Financial Statements

61

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
13,576		Booz Allen Hamilton Holding Corp.	898,867	0.3
11,510		Broadridge Financial Solutions, Inc. ADR	1,469,597	0.5
27,708	(1)	Cadence Design Systems, Inc.	1,962,003	0.6
12,110		CDK Global, Inc.	598,718	0.2
14,429		CDW Corp.	1,601,619	0.5
5,006	(1)	Ceridian HCM Holding, Inc.	251,301	0.1
11,122		Citrix Systems, Inc.	1,091,513	0.4
16,322		Cognex Corp.	783,130	0.3
448	(1)	CoreLogic, Inc.	18,740	0.0
24,314		Corning, Inc.	807,954	0.3
6,089	(1)	Coupa Software, Inc.	770,928	0.2
796	(1)	Cree, Inc.	44,719	0.0
15,208	(1)	DocuSign, Inc.	755,990	0.2
831		Dolby Laboratories, Inc.	53,683	0.0
21,060	(1)	Dropbox, Inc.	527,553	0.2
3,713	(1)	Elastic NV	277,213	0.1
13,398		Entegris, Inc.	500,013	0.2
5,164	(1)	EPAM Systems, Inc.	893,888	0.3
4,975	(1)	Euronet Worldwide, Inc.	836,994	0.3
5,511	(1)	F5 Networks, Inc.	802,567	0.3
2,824	(1)	Fair Isaac Corp.	886,792	0.3
19,840	(1),(2)	FireEye, Inc.	293,830	0.1
56,769	(1)	First Data Corp.	1,536,737	0.5
39,039	(1)	Fiserv, Inc.	3,558,795	1.2
8,492	(1)	FleetCor Technologies, Inc.	2,384,978	0.8
1,128		Flir Systems, Inc.	61,025	0.0
14,258	(1)	Fortinet, Inc.	1,095,442	0.4
8,700	(1)	Gartner, Inc.	1,400,178	0.5
16,261		Genpact Ltd.	619,381	0.2
15,601		Global Payments, Inc.	2,498,188	0.8
17,508	(1)	GoDaddy, Inc.	1,228,186	0.4
8,123	(1)	Guidewire Software, Inc.	823,510	0.3
3,962	(1)	HubSpot, Inc.	675,600	0.2
251	(1)	IPG Photonics Corp.	38,717	0.0
3,187		Jabil, Inc.	100,709	0.0
6,753		Jack Henry & Associates, Inc.	904,362	0.3
18,681	(1)	Keysight Technologies, Inc.	1,677,741	0.6
16,114		KLA-Tencor Corp.	1,904,675	0.6
13,103		Lam Research Corp.	2,461,268	0.8
6,406	(1)	Manhattan Associates, Inc.	444,128	0.1
10,163		Maxim Integrated Products	607,951	0.2
6,508		Microchip Technology, Inc.	564,244	0.2
2,381	(1)	MongoDB, Inc.	362,126	0.1
4,161		Monolithic Power Systems, Inc.	564,981	0.2
12,122		Motorola Solutions, Inc.	2,021,101	0.7
712		National Instruments Corp.	29,897	0.0
11,935	(1)	NCR Corp.	371,179	0.1
24,626		NetApp, Inc.	1,519,424	0.5
4,659	(1)	New Relic, Inc.	403,050	0.1
13,934	(1)	Nutanix, Inc.	361,448	0.1
10,167	(1)	Okta, Inc.	1,255,726	0.4
999	(1)	Pagerduty, Inc.	47,003	0.0
9,178	(1)	Palo Alto Networks, Inc.	1,870,109	0.6
31,993		Paychex, Inc.	2,632,704	0.9
4,902	(1)	Paycom Software, Inc.	1,111,381	0.4
3,226	(1)	Paylocity Holding Corp.	302,663	0.1
3,793		Pegasystems, Inc.	270,100	0.1
6,197	(1),(2)	Pluralsight, Inc.	187,893	0.1
5,465	(1)	Proofpoint, Inc.	657,166	0.2
10,349	(1)	PTC, Inc.	928,926	0.3
22,754	(1)	Pure Storage, Inc.	347,454	0.1
7,902	(1)	RealPage, Inc.	465,033	0.1
17,650	(1)	Red Hat, Inc.	3,313,964	1.1
6,967	(1)	RingCentral, Inc.	800,648	0.3
4,789		Sabre Corp.	106,316	0.0
859		Skyworks Solutions, Inc.	66,375	0.0
8,477	(1)	Smartsheet, Inc.	410,287	0.1
1,282	(1),(2)	SolarWinds Corp.	23,512	0.0
14,944	(1)	Splunk, Inc.	1,879,208	0.6
33,166	(1)	Square, Inc.	2,405,530	0.8
19,925		SS&C Technologies Holdings, Inc.	1,147,879	0.4
5,838		Switch, Inc.	76,419	0.0
14,845	(1)	Synopsys, Inc.	1,910,403	0.6
7,558	(1)	Tableau Software, Inc.	1,254,779	0.4
11,602	(1)	Teradata Corp.	415,932	0.1
17,008		Teradyne, Inc.	814,853	0.3
17,419		Total System Services, Inc.	2,234,335	0.7
3,773	(1)	Trade Desk, Inc./The	859,414	0.3
4,281	(1)	Trimble, Inc.	193,116	0.1
11,492	(1)	Twilio, Inc.	1,566,934	0.5
3,755	(1)	Tyler Technologies, Inc.	811,155	0.3
1,500		Ubiquiti Networks, Inc.	197,250	0.1
4,245		Universal Display Corp.	798,315	0.3
7,202	(1)	VeriSign, Inc.	1,506,370	0.5
10,863		Versum Materials, Inc.	560,314	0.2
9,386		Western Union Co.	186,688	0.1
4,283	(1)	WEX, Inc.	891,292	0.3
25,329		Xilinx, Inc.	2,986,796	1.0
5,324	(1)	Zebra Technologies Corp.	1,115,325	0.4
10,747	(1)	Zendesk, Inc.	956,805	0.3
6,116	(1)	Zscaler, Inc.	468,730	0.2
			101,052,938	33.4

		Materials: 2.8%
2,521		Aptargroup, Inc.	313,461	0.1
7,843		Avery Dennison Corp.	907,278	0.3
6,328	(1)	Axalta Coating Systems Ltd.	188,384	0.1
32,916		Ball Corp.	2,303,791	0.8
5,039	(1)	Berry Global Group, Inc.	265,001	0.1
2,177		CF Industries Holdings, Inc.	101,688	0.0
7,476	(1)	Crown Holdings, Inc.	456,784	0.2
3,756		Eagle Materials, Inc.	348,181	0.1
8,614	(1)	Element Solutions, Inc.	89,069	0.0
1,909		Martin Marietta Materials, Inc.	439,280	0.1
627		NewMarket Corp.	251,389	0.1
2,061		Royal Gold, Inc.	211,232	0.1
2,146		RPM International, Inc.	131,142	0.0
3,931		Scotts Miracle-Gro Co.	387,203	0.1
1,129		Sealed Air Corp.	48,299	0.0
12,026		Vulcan Materials Co.	1,651,290	0.6
5,688		WR Grace & Co.	432,914	0.1
			8,526,386	2.8

		Real Estate: 2.6%
10,976		American Homes 4 Rent	266,827	0.1
19,063		Americold Realty Trust	618,022	0.2

See Accompanying Notes to Financial Statements

62

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
9,376	(1)	Brookfield Property REIT, Inc.	177,107	0.1
12,300	(1)	CBRE Group, Inc.	630,990	0.2
2,616		Colony Capital, Inc.	13,080	0.0
2,847		Coresite Realty Corp.	327,889	0.1
8,530		Equity Lifestyle Properties, Inc.	1,035,030	0.3
9,970		Extra Space Storage, Inc.	1,057,817	0.4
1,244	(1)	Howard Hughes Corp.	154,057	0.1
3,177		Iron Mountain, Inc.	99,440	0.0
8,467		Lamar Advertising Co.	683,372	0.2
2,177	(1)	Outfront Media, Inc.	56,143	0.0
11,171	(1)	SBA Communications Corp.	2,511,688	0.8
2,018		Sun Communities, Inc.	258,687	0.1
1,473		UDR, Inc.	66,123	0.0
			7,956,272	2.6

	Total Common Stock
	(Cost $174,342,749)		300,568,926	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
		Repurchase Agreements(4): 1.3%
27,906	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $27,912, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $28,477, due 03/31/23-08/15/44)	27,906	0.0
1,000,000	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	0.4
1,000,000	(4)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/05/19-09/09/49)	1,000,000	0.3
1,000,000	(4)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/21-06/01/49)	1,000,000	0.3
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,000,206, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 07/18/19-09/09/49)	1,000,000	0.3
			4,027,906	1.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
2,250,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $2,250,000)	2,250,000	0.8

	Total Short-Term Investments
	(Cost $6,277,906)	6,277,906	2.1

	Total Investments in Securities (Cost $180,620,655)	$306,846,832	101.5
	Liabilities in Excess of Other Assets	(4,617,793)	(1.5)
	Net Assets	$302,229,039	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

63

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.0%
		Communication Services: 4.3%
58,339	(1)	Altice USA, Inc.	$1,420,555	0.1
7,695	(1),(2)	AMC Networks, Inc.	419,300	0.0
774		Cable One, Inc.	906,346	0.1
58,711		CBS Corp. - Class B	2,929,679	0.2
193,288		CenturyLink, Inc.	2,273,067	0.2
18,955	(2)	Cinemark Holdings, Inc.	684,275	0.1
27,671	(1),(2)	Discovery Communications, Inc. - Class A	849,500	0.1
61,956	(1)	Discovery Communications, Inc. - Class C	1,762,648	0.1
39,597	(1)	Dish Network Corp. - Class A	1,520,921	0.1
62,273		Fox Corp. - Class A	2,281,683	0.2
28,922		Fox Corp. - Class B	1,056,521	0.1
17,411	(1)	GCI Liberty, Inc.	1,070,080	0.1
13,190	(1)	IAC/InterActiveCorp	2,869,221	0.2
68,404		Interpublic Group of Cos., Inc.	1,545,246	0.1
7,834		John Wiley & Sons, Inc.	359,267	0.0
4,408	(1)	Liberty Media Corp. - Media A	158,071	0.0
35,034	(1)	Liberty Media Corp. - Media C	1,310,622	0.1
14,972	(1)	Liberty Media Corp. - SiriusXM A	566,091	0.0
27,661	(1)	Liberty Media Corp. - SiriusXM C	1,050,565	0.1
4,357	(1)	Liberty Broadband Corp. - Series A	448,074	0.0
18,718	(1)	Liberty Broadband Corp. - Series C	1,950,790	0.1
8,907		Lions Gate Entertainment Corp. - Class A	109,111	0.0
18,082		Lions Gate Entertainment Corp. - Class B	209,932	0.0
22,892	(1)	Live Nation Entertainment, Inc.	1,516,595	0.1
3,290	(1)	Madison Square Garden Co.	921,003	0.1
9,711	(2)	Match Group, Inc.	653,259	0.1
28,723		New York Times Co.	936,944	0.1
68,204		News Corp - Class A	920,072	0.1
21,501		News Corp - Class B	300,154	0.0
7,935		Nexstar Media Group, Inc.	801,435	0.1
38,732	(2)	Omnicom Group	3,174,087	0.2
10,663		Sinclair Broadcast Group, Inc.	571,857	0.0
251,430	(2)	Sirius XM Holdings, Inc.	1,402,979	0.1
20,943	(1)	Spotify Technology SA	3,062,285	0.2
100,520	(1),(2)	Sprint Corp.	660,416	0.1
19,919	(1)	Take-Two Interactive Software, Inc.	2,261,404	0.2
17,764		Telephone & Data Systems, Inc.	540,026	0.0
15,541		Tribune Media Co.	718,305	0.1
18,698	(1)	TripAdvisor, Inc.	865,530	0.1
133,689	(1)	Twitter, Inc.	4,665,746	0.3
2,697	(1)	United States Cellular Corp.	120,475	0.0
1,777		Viacom, Inc. - Class A	60,596	0.0
62,809		Viacom, Inc. - Class B	1,876,105	0.1
7,713		World Wrestling Entertainment, Inc.	556,956	0.0
40,072	(1)	Zayo Group Holdings, Inc.	1,318,769	0.1
9,996	(1)	Zillow Group, Inc. - Class A	457,417	0.0
21,904	(1),(2)	Zillow Group, Inc. - Class C	1,016,127	0.1
150,391	(1)	Zynga, Inc. - Class A	921,897	0.1
			58,052,004	4.3

		Consumer Discretionary: 11.3%
12,176		Advance Auto Parts, Inc.	1,876,809	0.1
45,697		Aptiv PLC	3,693,688	0.3
43,419		Aramark	1,565,689	0.1
9,545	(1),(2)	Autonation, Inc.	400,317	0.0
4,400	(1)	Autozone, Inc.	4,837,668	0.4
40,661		Best Buy Co., Inc.	2,835,292	0.2
36,604		BorgWarner, Inc.	1,536,636	0.1
10,193	(1)	Bright Horizons Family Solutions, Inc.	1,537,818	0.1
15,329		Brunswick Corp.	703,448	0.1
11,598	(1)	Burlington Stores, Inc.	1,973,400	0.1
100,966	(1)	Caesars Entertainment Corp.	1,193,418	0.1
25,251	(1)	Capri Holdings Ltd.	875,705	0.1
29,465	(1)	Carmax, Inc.	2,558,446	0.2
7,894	(2)	Carter's, Inc.	769,981	0.1
7,024	(1)	Carvana Co.	439,619	0.0
4,539	(1)	Chipotle Mexican Grill, Inc.	3,326,542	0.2
5,946	(2)	Choice Hotels International, Inc.	517,361	0.0
5,304		Columbia Sportswear Co.	531,249	0.0
21,845		Darden Restaurants, Inc.	2,659,192	0.2
12,092	(2)	Dick's Sporting Goods, Inc.	418,746	0.0
46,067		Dollar General Corp.	6,226,416	0.5
41,850	(1)	Dollar Tree, Inc.	4,494,271	0.3
7,271		Domino's Pizza, Inc.	2,023,374	0.1
60,366		D.R. Horton, Inc.	2,603,586	0.2
14,647	(2)	Dunkin Brands Group, Inc.	1,166,780	0.1
21,175	(1)	Etsy, Inc.	1,299,510	0.1
21,098		Expedia Group, Inc.	2,806,667	0.2
33,293		Extended Stay America, Inc.	562,319	0.0
9,707	(1)	Five Below, Inc.	1,165,034	0.1
11,809	(1),(2)	Floor & Decor Holdings, Inc.	494,797	0.0
19,800		Foot Locker, Inc.	830,016	0.1
15,054	(1)	frontdoor, Inc.	655,602	0.0
38,467	(2)	Gap, Inc.	691,252	0.0
25,744		Garmin Ltd.	2,054,371	0.1
45,397		Gentex Corp.	1,117,220	0.1
24,953		Genuine Parts Co.	2,584,632	0.2

See Accompanying Notes to Financial Statements

64

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
41,230		Goodyear Tire & Rubber Co.	630,819	0.0
744		Graham Holdings Co.	513,382	0.0
8,418	(1)	Grand Canyon Education, Inc.	985,074	0.1
16,177	(1),(2)	GrubHub, Inc.	1,261,644	0.1
36,133	(2)	H&R Block, Inc.	1,058,697	0.1
63,770	(2)	Hanesbrands, Inc.	1,098,119	0.1
28,063	(2)	Harley-Davidson, Inc.	1,005,497	0.1
20,590		Hasbro, Inc.	2,175,951	0.2
16,067	(1)	Hilton Grand Vacations, Inc.	511,252	0.0
51,009		Hilton Worldwide Holdings, Inc.	4,985,620	0.4
6,696		Hyatt Hotels Corp.	509,766	0.0
17,407	(2)	International Game Technology PLC	225,769	0.0
28,874	(2)	Kohl's Corp.	1,372,959	0.1
40,428		L Brands, Inc.	1,055,171	0.1
11,038		Lear Corp.	1,537,262	0.1
23,241	(2)	Leggett & Platt, Inc.	891,757	0.1
49,865		Lennar Corp. - Class A	2,416,458	0.2
2,784		Lennar Corp. - Class B	107,212	0.0
55,517	(1)	LKQ Corp.	1,477,307	0.1
20,949	(1)	Lululemon Athletica, Inc.	3,775,219	0.3
54,815		Macy's, Inc.	1,176,330	0.1
60,897	(1),(2)	Mattel, Inc.	682,655	0.0
92,278		MGM Resorts International	2,636,382	0.2
10,568	(1)	Mohawk Industries, Inc.	1,558,463	0.1
67,335	(2)	Newell Brands, Inc.	1,038,306	0.1
19,182	(2)	Nordstrom, Inc.	611,138	0.0
38,085	(1)	Norwegian Cruise Line Holdings Ltd.	2,042,499	0.1
564	(1)	NVR, Inc.	1,900,821	0.1
9,334	(1)	Ollie's Bargain Outlet Holdings, Inc.	813,085	0.1
13,689	(1)	O'Reilly Automotive, Inc.	5,055,621	0.4
6,180		Penske Auto Group, Inc.	292,314	0.0
15,024	(1)	Planet Fitness, Inc.	1,088,339	0.1
10,199	(2)	Polaris Industries, Inc.	930,455	0.1
6,831		Pool Corp.	1,304,721	0.1
45,721		Pulte Group, Inc.	1,445,698	0.1
13,216		PVH Corp.	1,250,762	0.1
69,967	(1)	Qurate Retail, Inc.	866,891	0.1
9,242		Ralph Lauren Corp.	1,049,799	0.1
14,532	(1)	Roku, Inc.	1,316,309	0.1
30,443		Royal Caribbean Cruises Ltd.	3,689,996	0.3
31,451		Service Corp. International	1,471,278	0.1
24,184	(1)	ServiceMaster Global Holdings, Inc.	1,259,745	0.1
14,103		Six Flags Entertainment Corp.	700,637	0.1
23,317	(1)	Skechers USA, Inc.	734,252	0.1
51,556		Tapestry, Inc.	1,635,872	0.1
8,138	(1),(2)	Tempur Sealy International, Inc.	597,085	0.0
9,388	(2)	Thor Industries, Inc.	548,729	0.0
21,426	(2)	Tiffany & Co.	2,006,331	0.1
23,879		Toll Brothers, Inc.	874,449	0.1
21,390		Tractor Supply Co.	2,327,232	0.2
10,011	(1)	Ulta Beauty, Inc.	3,472,716	0.3
33,308	(1)	Under Armour, Inc. - Class A	844,358	0.1
34,361	(1),(2)	Under Armour, Inc. - Class C	762,814	0.1
12,930	(1)	Urban Outfitters, Inc.	294,157	0.0
7,128		Vail Resorts, Inc.	1,590,827	0.1
10,909	(1)	Wayfair, Inc.	1,592,714	0.1
32,918	(2)	Wendy's Company	644,534	0.0
10,990		Whirlpool Corp.	1,564,536	0.1
13,868	(2)	Williams-Sonoma, Inc.	901,420	0.1
16,389		Wyndham Destinations, Inc.	719,477	0.1
16,981		Wyndham Hotels & Resorts, Inc.	946,521	0.1
17,357		Wynn Resorts Ltd.	2,152,094	0.2
64,270		Yum China Holdings, Inc.	2,969,274	0.2
			153,983,442	11.3

		Consumer Staples: 3.8%
98,879		Archer-Daniels-Midland Co.	4,034,263	0.3
1,713	(1)	Beyond Meat, Inc.	275,245	0.0
8,975		Brown-Forman Corp. - Class A	493,625	0.0
30,506	(2)	Brown-Forman Corp. - Class B	1,690,948	0.1
24,420		Bunge Ltd.	1,360,438	0.1
29,683	(2)	Campbell Soup Co.	1,189,398	0.1
6,488	(2)	Casey's General Stores, Inc.	1,012,063	0.1
43,678		Church & Dwight Co., Inc.	3,191,115	0.2
22,641		Clorox Co.	3,466,564	0.3
85,614		Conagra Brands, Inc.	2,270,483	0.2
51,205	(2)	Coty, Inc - Class A	686,147	0.1
11,289	(2)	Energizer Holdings, Inc.	436,207	0.0
34,550	(2)	Flowers Foods, Inc.	803,978	0.1
16,141	(1),(2)	Hain Celestial Group, Inc.	353,488	0.0
18,134	(1),(2)	Herbalife Nutrition Ltd	775,410	0.1
25,635		Hershey Co.	3,435,859	0.3
49,313	(2)	Hormel Foods Corp.	1,999,149	0.1
11,845		Ingredion, Inc.	977,094	0.1
19,490		JM Smucker Co.	2,245,053	0.2
43,698	(2)	Kellogg Co.	2,340,902	0.2
141,082		Kroger Co.	3,062,890	0.2
25,937		Lamb Weston Holdings, Inc.	1,643,368	0.1
21,784	(2)	McCormick & Co., Inc.	3,376,738	0.3
30,885		Molson Coors Brewing Co.	1,729,560	0.1
9,735		Nu Skin Enterprises, Inc.	480,130	0.0
9,442	(1)	Pilgrim's Pride Corp.	239,732	0.0
11,516	(1)	Post Holdings, Inc.	1,197,319	0.1
46		Seaboard Corp.	190,290	0.0
6,249	(2)	Spectrum Brands Holdings, Inc.	336,009	0.0
20,845	(1)	Sprouts Farmers Market, Inc.	393,762	0.0
9,844	(1)	TreeHouse Foods, Inc.	532,560	0.0
51,085		Tyson Foods, Inc.	4,124,603	0.3
38,710	(1)	US Foods Holding Corp.	1,384,270	0.1
			51,728,660	3.8

		Energy: 4.3%
39,996		Antero Midstream Corp.	458,354	0.0
46,825	(1),(2)	Antero Resources Corp.	258,942	0.0

See Accompanying Notes to Financial Statements

65

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
66,690		Apache Corp.	1,932,009	0.1
13,698	(1)	Apergy Corp.	459,431	0.0
91,563		Baker Hughes a GE Co.	2,255,197	0.2
73,964		Cabot Oil & Gas Corp.	1,698,214	0.1
32,417	(1),(2)	Centennial Resource Development, Inc./DE	246,045	0.0
41,325	(1)	Cheniere Energy, Inc.	2,828,696	0.2
231,200	(1),(2)	Chesapeake Energy Corp.	450,840	0.0
17,740		Cimarex Energy Co.	1,052,514	0.1
35,296		Concho Resources, Inc./Midland TX	3,641,841	0.3
15,412	(1)	Continental Resources, Inc.	648,691	0.0
73,467		Devon Energy Corp.	2,095,279	0.2
29,165		Diamondback Energy, Inc.	3,178,110	0.2
45,098		EQT Corp.	712,999	0.1
36,156		Equitrans Midstream Corp.	712,635	0.1
154,562		Halliburton Co.	3,514,740	0.3
18,912		Helmerich & Payne, Inc.	957,326	0.1
47,697		Hess Corp.	3,032,098	0.2
28,038		HollyFrontier Corp.	1,297,599	0.1
64,171		Kosmos Energy Ltd.	402,352	0.0
144,819		Marathon Oil Corp.	2,057,878	0.2
29,259	(2)	Murphy Oil Corp.	721,234	0.1
68,448		National Oilwell Varco, Inc.	1,521,599	0.1
84,088		Noble Energy, Inc.	1,883,571	0.1
73,006		Oneok, Inc.	5,023,543	0.4
47,701	(1)	Parsley Energy, Inc.	906,796	0.1
36,355		Patterson-UTI Energy, Inc.	418,446	0.0
21,155		PBF Energy, Inc.	662,152	0.1
29,728		Pioneer Natural Resources Co.	4,573,950	0.3
36,792	(2)	Range Resources Corp.	256,808	0.0
40,596		Targa Resources Corp.	1,593,799	0.1
102,652	(1),(2)	Transocean Ltd.	657,999	0.0
215,471		Williams Cos., Inc.	6,041,807	0.4
74,376	(1)	WPX Energy, Inc.	856,068	0.1
			59,009,562	4.3

		Financials: 13.0%
9,029		Affiliated Managers Group, Inc.	831,932	0.1
95,162		AGNC Investment Corp.	1,600,625	0.1
2,481	(1)	Alleghany Corp.	1,689,834	0.1
70,554		Ally Financial, Inc.	2,186,468	0.2
13,058		American Financial Group, Inc.	1,338,053	0.1
1,311		American National Insurance Co.	152,692	0.0
23,748		Ameriprise Financial, Inc.	3,447,260	0.3
258,238		Annaly Capital Management, Inc.	2,357,713	0.2
68,005	(1)	Arch Capital Group Ltd.	2,521,625	0.2
32,629		Arthur J. Gallagher & Co.	2,857,974	0.2
28,710		Associated Banc-Corp.	606,929	0.0
10,886		Assurant, Inc.	1,158,053	0.1
17,598		Assured Guaranty Ltd.	740,524	0.1
27,461	(1)	Athene Holding Ltd.	1,182,471	0.1
52,189		AXA Equitable Holdings, Inc.	1,090,750	0.1
14,634		Axis Capital Holdings Ltd.	872,918	0.1
7,162	(2)	Bank of Hawaii Corp.	593,801	0.0
21,541		Bank OZK	648,169	0.0
17,213		BankUnited, Inc.	580,767	0.0
50,790	(2)	BGC Partners, Inc.	265,632	0.0
5,734		BOK Financial Corp.	432,802	0.0
20,560	(1)	Brighthouse Financial, Inc.	754,346	0.1
41,810		Brown & Brown, Inc.	1,400,635	0.1
19,654		Cboe Global Markets, Inc.	2,036,744	0.1
33,035	(2)	Chimera Investment Corp.	623,370	0.0
27,010		Cincinnati Financial Corp.	2,800,127	0.2
17,073		CIT Group, Inc.	897,015	0.1
81,303		Citizens Financial Group, Inc.	2,874,874	0.2
4,998		CNA Financial Corp.	235,256	0.0
27,243		Comerica, Inc.	1,978,932	0.1
17,658	(2)	Commerce Bancshares, Inc.	1,053,476	0.1
1,856	(1)	Credit Acceptance Corp.	897,989	0.1
10,015	(2)	Cullen/Frost Bankers, Inc.	938,005	0.1
57,382		Discover Financial Services	4,452,269	0.3
43,460		E*Trade Financial Corp.	1,938,316	0.1
25,741		East West Bancorp, Inc.	1,203,907	0.1
19,811	(2)	Eaton Vance Corp.	854,448	0.1
4,366	(2)	Erie Indemnity Co.	1,110,187	0.1
7,217		Evercore, Inc.	639,210	0.0
7,131		Everest Re Group Ltd.	1,762,641	0.1
6,651		Factset Research Systems, Inc.	1,905,911	0.1
130,195		Fifth Third Bancorp	3,632,441	0.3
19,354		First American Financial Corp.	1,039,310	0.1
1,322		First Citizens BancShares, Inc.	595,257	0.0
23,980		First Hawaiian, Inc.	620,363	0.0
55,318		First Horizon National Corp.	825,898	0.1
29,500		First Republic Bank	2,880,675	0.2
57,443		FNB Corp.	676,104	0.1
46,871		Fidelity National Financial, Inc.	1,888,901	0.1
49,952	(2)	Franklin Resources, Inc.	1,738,330	0.1
7,200		Hanover Insurance Group, Inc.	923,760	0.1
63,946		Hartford Financial Services Group, Inc.	3,563,071	0.3
184,848		Huntington Bancshares, Inc.	2,554,599	0.2
12,933	(2)	Interactive Brokers Group, Inc.	700,969	0.1
69,988	(2)	Invesco Ltd.	1,431,954	0.1
29,046		Janus Henderson Group PLC	621,584	0.0
45,602		Jefferies Financial Group, Inc.	876,926	0.1
10,875		Kemper Corp.	938,404	0.1
178,108		Keycorp	3,161,417	0.2
18,989	(2)	Lazard Ltd.	653,032	0.0
14,999		Legg Mason, Inc.	574,162	0.0
1,367	(1)	LendingTree, Inc.	574,181	0.0

See Accompanying Notes to Financial Statements

66

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
35,791		Lincoln National Corp.	2,306,730	0.2
46,581		Loews Corp.	2,546,583	0.2
14,737		LPL Financial Holdings, Inc.	1,202,097	0.1
24,189		M&T Bank Corp.	4,113,823	0.3
2,406	(1)	Markel Corp.	2,621,578	0.2
6,533	(2)	MarketAxess Holdings, Inc.	2,099,837	0.2
4,847		Mercury General Corp.	302,938	0.0
79,588		MFA Financial, Inc.	571,442	0.0
62,829	(1)	MGIC Investment Corp.	825,573	0.1
3,482		Morningstar, Inc.	503,637	0.0
14,603		MSCI, Inc. - Class A	3,487,050	0.3
20,560		Nasdaq, Inc.	1,977,255	0.1
37,323		Navient Corp.	509,459	0.0
73,578		New Residential Investment Corp.	1,132,365	0.1
80,394	(2)	New York Community Bancorp., Inc.	802,332	0.1
35,524		Northern Trust Corp.	3,197,160	0.2
50,001		Old Republic International Corp.	1,119,022	0.1
11,561		OneMain Holdings, Inc.	390,877	0.0
20,896	(2)	PacWest Bancorp	811,392	0.1
70,338	(2)	People's United Financial, Inc.	1,180,272	0.1
13,289	(2)	Pinnacle Financial Partners, Inc.	763,852	0.1
16,894		Popular, Inc.	916,331	0.1
7,471		Primerica, Inc.	896,146	0.1
49,026		Principal Financial Group, Inc.	2,839,586	0.2
11,827	(2)	Prosperity Bancshares, Inc.	781,173	0.1
22,369		Raymond James Financial, Inc.	1,891,299	0.1
179,831		Regions Financial Corp.	2,686,675	0.2
11,092		Reinsurance Group of America, Inc.	1,730,685	0.1
7,734		RenaissanceRe Holdings Ltd.	1,376,729	0.1
18,814	(2)	Santander Consumer USA Holdings, Inc.	450,783	0.0
22,904		SEI Investments Co.	1,284,914	0.1
9,572		Signature Bank	1,156,681	0.1
76,592		SLM Corp.	744,474	0.1
48,307		Starwood Property Trust, Inc.	1,097,535	0.1
66,137		State Street Corp.	3,707,640	0.3
36,690		Sterling Bancorp	780,763	0.1
78,740		SunTrust Banks, Inc.	4,948,809	0.4
9,216	(1)	SVB Financial Group	2,069,821	0.2
122,269		Synchrony Financial	4,239,066	0.3
26,688		Synovus Financial Corp.	934,080	0.1
40,943		T. Rowe Price Group, Inc.	4,491,857	0.3
28,492		TCF Financial Corp.	592,349	0.0
8,897	(1)	Texas Capital Bancshares, Inc.	546,009	0.0
8,627	(2)	TFS Financial Corp.	155,890	0.0
19,220		Torchmark Corp.	1,719,421	0.1
48,129		Two Harbors Investment Corp.	609,794	0.0
39,064		Umpqua Holdings Corp.	648,072	0.0
37,563		Unum Group	1,260,239	0.1
8,312	(2)	Virtu Financial, Inc.	181,035	0.0
25,502	(3)	Voya Financial, Inc.	1,410,261	0.1
16,207		Webster Financial Corp.	774,208	0.1
17,154	(1)	Western Alliance Bancorp.	767,127	0.1
548		White Mountains Insurance Group Ltd.	559,760	0.0
22,898		Willis Towers Watson PLC	4,385,883	0.3
9,963		Wintrust Financial Corp.	728,893	0.1
25,511		WR Berkley Corp.	1,681,940	0.1
31,931		Zions Bancorp NA	1,468,187	0.1
			176,965,377	13.0

		Health Care: 10.2%
7,870	(1)	Abiomed, Inc.	2,050,056	0.1
15,407	(1),(2)	Acadia Healthcare Co., Inc.	538,475	0.0
56,387		Agilent Technologies, Inc.	4,210,417	0.3
9,148	(1),(2)	Agios Pharmaceuticals, Inc.	456,302	0.0
14,051	(1)	Align Technology, Inc.	3,845,759	0.3
27,656	(1)	Alkermes PLC	623,366	0.0
18,797	(1)	Alnylam Pharmaceuticals, Inc.	1,363,910	0.1
26,938		AmerisourceBergen Corp.	2,296,734	0.2
31,721	(1)	BioMarin Pharmaceutical, Inc.	2,716,904	0.2
3,767	(1)	Bio-Rad Laboratories, Inc.	1,177,527	0.1
6,651		Bio-Techne Corp.	1,386,667	0.1
9,769	(1),(2)	Bluebird Bio, Inc.	1,242,617	0.1
18,368		Bruker Corp.	917,482	0.1
6,562	(2)	Cantel Medical Corp.	529,160	0.0
52,926		Cardinal Health, Inc.	2,492,815	0.2
25,723	(1)	Catalent, Inc.	1,394,444	0.1
72,617	(1)	Centene Corp.	3,808,035	0.3
57,469		Cerner Corp.	4,212,478	0.3
8,545	(1)	Charles River Laboratories International, Inc.	1,212,536	0.1
2,759		Chemed Corp.	995,558	0.1
8,637		Cooper Cos., Inc.	2,909,719	0.2
17,188	(1),(2)	Covetrus, Inc.	420,418	0.0
22,557	(1)	DaVita, Inc.	1,269,057	0.1
39,570		Dentsply Sirona, Inc.	2,309,305	0.2
16,070	(1)	DexCom, Inc.	2,407,929	0.2
65,048	(1)	Elanco Animal Health, Inc.	2,198,622	0.2
17,368		Encompass Health Corp.	1,100,436	0.1
22,677	(1)	Exact Sciences Corp.	2,676,793	0.2
52,957	(1)	Exelixis, Inc.	1,131,691	0.1
6,078	(1)	Guardant Health, Inc.	524,714	0.0
26,382	(1),(2)	Henry Schein, Inc.	1,844,102	0.1
11,856		Hill-Rom Holdings, Inc.	1,240,375	0.1
47,270	(1)	Hologic, Inc.	2,269,905	0.2
32,556	(1)	Horizon Therapeutics Plc	783,275	0.1
3,408	(1)	ICU Medical, Inc.	858,509	0.1
15,081	(1)	Idexx Laboratories, Inc.	4,152,252	0.3
31,541	(1)	Incyte Corp., Ltd.	2,679,723	0.2
10,530	(1),(2)	Insulet Corp.	1,257,071	0.1
12,567	(1)	Integra LifeSciences Holdings Corp.	701,867	0.0
22,705	(1),(2)	Ionis Pharmaceuticals, Inc.	1,459,250	0.1

See Accompanying Notes to Financial Statements

67

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
31,878	(1)	IQVIA Holdings, Inc.	5,129,170	0.4
9,822	(1)	Jazz Pharmaceuticals PLC	1,400,224	0.1
17,419	(1)	Laboratory Corp. of America Holdings	3,011,745	0.2
8,355	(1)	Masimo Corp.	1,243,391	0.1
34,054		McKesson Corp.	4,576,517	0.3
10,683	(1)	Medidata Solutions, Inc.	966,918	0.1
14,894	(1)	Mednax, Inc.	375,776	0.0
4,341	(1)	Mettler Toledo International, Inc.	3,646,440	0.3
4,676	(1),(2)	Moderna, Inc.	68,457	0.0
11,056	(1)	Molina Healthcare, Inc.	1,582,556	0.1
91,291	(1)	Mylan NV	1,738,181	0.1
29,757	(1),(2)	Nektar Therapeutics	1,058,754	0.1
16,034	(1)	Neurocrine Biosciences, Inc.	1,353,751	0.1
5,577	(1),(2)	Penumbra, Inc.	892,320	0.1
19,566		PerkinElmer, Inc.	1,884,988	0.1
22,379	(2)	Perrigo Co. PLC	1,065,688	0.1
10,382	(1)	PRA Health Sciences, Inc.	1,029,375	0.1
9,191	(1)	Premier, Inc.	359,460	0.0
39,252	(1)	QIAGEN NV	1,591,669	0.1
23,823		Quest Diagnostics, Inc.	2,425,420	0.2
25,198		Resmed, Inc.	3,074,912	0.2
8,947	(1),(2)	Sage Therapeutics, Inc.	1,638,106	0.1
12,519	(1),(2)	Sarepta Therapeutics, Inc.	1,902,262	0.1
19,363	(1)	Seattle Genetics, Inc.	1,340,113	0.1
14,872	(1)	STERIS Public Ltd. Co.	2,214,143	0.2
8,192		Teleflex, Inc.	2,712,781	0.2
7,660	(1)	United Therapeutics Corp.	597,940	0.0
14,331		Universal Health Services, Inc.	1,868,619	0.1
16,137	(1)	Varian Medical Systems, Inc.	2,196,730	0.2
22,595	(1)	Veeva Systems, Inc.	3,662,875	0.3
12,222	(1)	Waters Corp.	2,630,663	0.2
8,888	(1)	WellCare Health Plans, Inc.	2,533,702	0.2
12,979		West Pharmaceutical Services, Inc.	1,624,322	0.1
36,419		Zimmer Biomet Holdings, Inc.	4,287,973	0.3
			139,352,196	10.2

		Industrials: 13.5%
7,021		Acuity Brands, Inc.	968,266	0.1
20,268	(2)	ADT, Inc.	124,040	0.0
27,643	(1)	AECOM	1,046,288	0.1
11,277		AGCO Corp.	874,757	0.1
18,496	(2)	Air Lease Corp.	764,625	0.1
21,420		Alaska Air Group, Inc.	1,368,952	0.1
16,656		Allegion Public Ltd.	1,841,321	0.1
20,370		Allison Transmission Holdings, Inc.	944,149	0.1
1,571		AMERCO	594,702	0.0
70,755		American Airlines Group, Inc.	2,307,321	0.2
40,343		Ametek, Inc.	3,664,758	0.3
24,570		AO Smith Corp.	1,158,721	0.1
70,748		Arconic, Inc.	1,826,713	0.1
8,680		Armstrong World Industries, Inc.	843,696	0.1
16,856	(2)	BWX Technologies, Inc.	878,198	0.1
9,965		Carlisle Cos., Inc.	1,399,186	0.1
23,898	(2)	CH Robinson Worldwide, Inc.	2,015,796	0.1
15,158		Cintas Corp.	3,596,842	0.3
9,138	(1)	Clean Harbors, Inc.	649,712	0.0
16,452	(1),(2)	Colfax Corp.	461,150	0.0
5,557		Copa Holdings S.A.- Class A	542,196	0.0
35,059	(1)	Copart, Inc.	2,620,310	0.2
6,386	(1)	CoStar Group, Inc.	3,538,227	0.3
8,892		Crane Co.	741,948	0.1
27,302		Cummins, Inc.	4,677,925	0.3
7,545		Curtiss-Wright Corp.	959,196	0.1
22,649		Donaldson Co., Inc.	1,151,928	0.1
25,717		Dover Corp.	2,576,843	0.2
21,356		Equifax, Inc.	2,888,185	0.2
30,428		Expeditors International Washington, Inc.	2,308,268	0.2
101,489		Fastenal Co.	3,307,527	0.2
23,254		Flowserve Corp.	1,225,253	0.1
24,791		Fluor Corp.	835,209	0.1
52,429		Fortive Corp.	4,274,012	0.3
24,736		Fortune Brands Home & Security, Inc.	1,413,168	0.1
23,118	(1)	Gardner Denver Holdings, Inc.	799,883	0.1
8,132	(1)	Gates Industrial Corp. PLC	92,786	0.0
9,905	(1)	Genesee & Wyoming, Inc.	990,500	0.1
29,265		Graco, Inc.	1,468,518	0.1
10,866	(2)	GrafTech International Ltd.	124,959	0.0
22,599		Harris Corp.	4,274,149	0.3
30,263	(1)	HD Supply Holdings, Inc.	1,218,994	0.1
6,914	(2)	Heico Corp.	925,162	0.1
13,533		Heico Corp. - Class A	1,398,906	0.1
15,033		Hexcel Corp.	1,215,869	0.1
9,623		Hubbell, Inc.	1,254,839	0.1
7,211		Huntington Ingalls Industries, Inc.	1,620,600	0.1
25,635	(1)	IAA, Inc.	994,125	0.1
13,409		IDEX Corp.	2,308,225	0.2
70,284	(1)	IHS Markit Ltd.	4,478,496	0.3
42,751		Ingersoll-Rand PLC - Class A	5,415,269	0.4
15,559		ITT, Inc.	1,018,803	0.1
23,400		Jacobs Engineering Group, Inc.	1,974,726	0.1
15,386		JB Hunt Transport Services, Inc.	1,406,434	0.1
53,279	(1)	JetBlue Airways Corp.	985,129	0.1
17,797		Kansas City Southern	2,168,031	0.2
8,729		KAR Auction Services, Inc.	218,225	0.0
10,528	(1),(2)	Kirby Corp.	831,712	0.1
22,191	(2)	Knight-Swift Transportation Holdings, Inc.	728,752	0.0
14,918		L3 Technologies, Inc.	3,657,446	0.3
7,073	(2)	Landstar System, Inc.	763,813	0.1
6,299	(2)	Lennox International, Inc.	1,732,225	0.1
10,686		Lincoln Electric Holdings, Inc.	879,672	0.1
5,783	(1)	Lyft, Inc.	380,001	0.0

See Accompanying Notes to Financial Statements

68

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,016		Macquarie Infrastructure Co. LLC	527,669	0.0
10,566		Manpowergroup, Inc.	1,020,676	0.1
51,919		Masco Corp.	2,037,302	0.1
9,828	(1)	Middleby Corp.	1,333,660	0.1
7,743		MSC Industrial Direct Co.	574,995	0.0
63,071		Nielsen Holdings PLC	1,425,405	0.1
10,160		Nordson Corp.	1,435,710	0.1
27,747		nVent Electric PLC	687,848	0.0
11,647		Old Dominion Freight Line	1,738,431	0.1
12,322		Oshkosh Corp.	1,028,764	0.1
19,051		Owens Corning, Inc.	1,108,768	0.1
60,218		Paccar, Inc.	4,315,222	0.3
22,723		Parker Hannifin Corp.	3,863,137	0.3
30,359		Pentair PLC	1,129,355	0.1
25,092		Quanta Services, Inc.	958,263	0.1
7,556		Regal Beloit Corp.	617,401	0.0
37,826		Republic Services, Inc.	3,277,245	0.2
21,815	(1)	Resideo Technologies, Inc.	478,185	0.0
20,551		Robert Half International, Inc.	1,171,613	0.1
20,928		Rockwell Automation, Inc.	3,428,634	0.2
25,123		Rollins, Inc.	901,162	0.1
9,221		Ryder System, Inc.	537,584	0.0
9,822		Schneider National, Inc.	179,153	0.0
28,205	(1)	Sensata Technologies Holding PLC	1,382,045	0.1
9,738	(2)	Snap-On, Inc.	1,613,002	0.1
18,260		Spirit Aerosystems Holdings, Inc.	1,485,816	0.1
26,892		Stanley Black & Decker, Inc.	3,888,852	0.3
15,831	(1),(2)	Stericycle, Inc.	755,930	0.1
6,349	(1)	Teledyne Technologies, Inc.	1,738,801	0.1
41,331		Textron, Inc.	2,192,196	0.2
11,905		Timken Co.	611,203	0.0
18,756		Toro Co.	1,254,776	0.1
8,734	(1)	TransDigm Group, Inc.	4,225,509	0.3
33,205		TransUnion	2,440,900	0.2
18,882	(2)	Trinity Industries, Inc.	391,802	0.0
42,748	(1)	United Continental Holdings, Inc.	3,742,587	0.3
13,937	(1)	United Rentals, Inc.	1,848,464	0.1
27,985	(1),(2)	Univar, Inc.	616,789	0.0
3,803		Valmont Industries, Inc.	482,258	0.0
28,332		Verisk Analytics, Inc.	4,149,505	0.3
9,066	(1)	WABCO Holdings, Inc.	1,202,152	0.1
28,219	(2)	Wabtec Corp.	2,024,995	0.1
5,685	(2)	Watsco, Inc.	929,668	0.1
7,921	(1)	Wesco International, Inc.	401,199	0.0
9,761		Woodward, Inc.	1,104,555	0.1
7,894		WW Grainger, Inc.	2,117,408	0.2
16,253	(1),(2)	XPO Logistics, Inc.	939,586	0.1
31,783		Xylem, Inc.	2,658,330	0.2
			183,690,147	13.5

		Information Technology: 17.6%
9,888	(1),(2)	2U, Inc.	372,184	0.0
177,914	(1),(2)	Advanced Micro Devices, Inc.	5,403,248	0.4
28,526	(1)	Akamai Technologies, Inc.	2,286,074	0.2
7,901		Alliance Data Systems Corp.	1,107,167	0.1
8,062	(1)	Alteryx, Inc.	879,725	0.1
63		Amdocs Ltd.	3,912	0.0
24,300		Amdocs Ltd.	1,508,787	0.1
51,773		Amphenol Corp.	4,967,102	0.4
14,546	(1)	Anaplan, Inc.	734,137	0.1
14,836	(1)	ANSYS, Inc.	3,038,710	0.2
10,524	(1)	Arista Networks, Inc.	2,732,241	0.2
14,988	(1)	Arrow Electronics, Inc.	1,068,195	0.1
12,232	(1)	Aspen Technology, Inc.	1,520,193	0.1
18,679	(1),(2)	Atlassian Corp. PLC	2,443,960	0.2
7,559	(1)	Avalara, Inc.	545,760	0.0
18,689		Avnet, Inc.	846,051	0.1
25,487	(1)	Black Knight, Inc.	1,533,043	0.1
24,191		Booz Allen Hamilton Holding Corp.	1,601,686	0.1
20,511		Broadridge Financial Solutions, Inc. ADR	2,618,845	0.2
4,359	(1)	CACI International, Inc.	891,808	0.1
49,374	(1)	Cadence Design Systems, Inc.	3,496,173	0.3
21,579		CDK Global, Inc.	1,066,866	0.1
25,712		CDW Corp.	2,854,032	0.2
11,012	(1),(2)	Ceridian HCM Holding, Inc.	552,802	0.0
27,477	(1)	Ciena Corp.	1,130,129	0.1
22,267		Citrix Systems, Inc.	2,185,283	0.2
29,085		Cognex Corp.	1,395,498	0.1
4,257	(1)	Coherent, Inc.	580,527	0.0
33,863	(1)	CommScope Holding Co., Inc.	532,665	0.0
14,262	(1)	CoreLogic, Inc.	596,579	0.0
137,110		Corning, Inc.	4,556,165	0.3
10,851	(1)	Coupa Software, Inc.	1,373,845	0.1
18,655	(1)	Cree, Inc.	1,048,038	0.1
64,672		Cypress Semiconductor Corp.	1,438,305	0.1
27,099	(1),(2)	DocuSign, Inc.	1,347,091	0.1
11,138		Dolby Laboratories, Inc.	719,515	0.1
37,528	(1)	Dropbox, Inc.	940,076	0.1
47,574		DXC Technology Co.	2,623,706	0.2
8,408	(1)	EchoStar Corp.	372,643	0.0
6,617	(1)	Elastic NV	494,025	0.0
23,874		Entegris, Inc.	890,978	0.1
9,202	(1)	EPAM Systems, Inc.	1,592,866	0.1
8,866	(1)	Euronet Worldwide, Inc.	1,491,616	0.1
10,604	(1)	F5 Networks, Inc.	1,544,261	0.1
5,032	(1)	Fair Isaac Corp.	1,580,149	0.1
35,354	(1)	FireEye, Inc.	523,593	0.0
101,159	(1)	First Data Corp.	2,738,374	0.2
14,610	(1),(2)	First Solar, Inc.	959,585	0.1
69,565	(1)	Fiserv, Inc.	6,341,545	0.5
15,133	(1)	FleetCor Technologies, Inc.	4,250,103	0.3
23,932		Flir Systems, Inc.	1,294,721	0.1
25,408	(1)	Fortinet, Inc.	1,952,097	0.1
15,503	(1)	Gartner, Inc.	2,495,053	0.2
28,975		Genpact Ltd.	1,103,658	0.1
27,800		Global Payments, Inc.	4,451,614	0.3
31,198	(1)	GoDaddy, Inc.	2,188,540	0.2
14,474	(1),(2)	Guidewire Software, Inc.	1,467,374	0.1
243,577		Hewlett Packard Enterprise Co.	3,641,476	0.3
7,060	(1)	HubSpot, Inc.	1,203,871	0.1

See Accompanying Notes to Financial Statements

69

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
6,293	(1)	IPG Photonics Corp.	970,695	0.1
26,414		Jabil, Inc.	834,682	0.1
13,627		Jack Henry & Associates, Inc.	1,824,928	0.1
60,617		Juniper Networks, Inc.	1,614,231	0.1
33,288	(1)	Keysight Technologies, Inc.	2,989,595	0.2
28,714		KLA-Tencor Corp.	3,393,995	0.2
26,592		Lam Research Corp.	4,995,041	0.4
24,155		Leidos Holdings, Inc.	1,928,777	0.1
4,244		Littelfuse, Inc.	750,806	0.1
8,702		LogMeIn, Inc.	641,163	0.0
11,415	(1),(2)	Manhattan Associates, Inc.	791,402	0.1
116,353		Marvell Technology Group Ltd.	2,777,346	0.2
48,165		Maxim Integrated Products	2,881,230	0.2
41,268	(2)	Microchip Technology, Inc.	3,577,936	0.3
9,577		MKS Instruments, Inc.	745,953	0.1
4,243	(1)	MongoDB, Inc.	645,318	0.0
7,415		Monolithic Power Systems, Inc.	1,006,809	0.1
29,230		Motorola Solutions, Inc.	4,873,518	0.4
23,065		National Instruments Corp.	968,499	0.1
21,268	(1)	NCR Corp.	661,435	0.0
43,882		NetApp, Inc.	2,707,519	0.2
8,302	(1)	New Relic, Inc.	718,206	0.0
51,507	(1)	Nuance Communications, Inc.	822,567	0.1
24,830	(1),(2)	Nutanix, Inc.	644,090	0.0
18,117	(1),(2)	Okta, Inc.	2,237,631	0.2
72,348	(1)	ON Semiconductor Corp.	1,462,153	0.1
1,780	(1)	Pagerduty, Inc.	83,749	0.0
16,355	(1)	Palo Alto Networks, Inc.	3,332,495	0.2
57,010		Paychex, Inc.	4,691,353	0.3
8,736	(1)	Paycom Software, Inc.	1,980,626	0.1
5,749	(1)	Paylocity Holding Corp.	539,371	0.0
6,759		Pegasystems, Inc.	481,308	0.0
11,042	(1),(2)	Pluralsight, Inc.	334,793	0.0
9,739	(1)	Proofpoint, Inc.	1,171,115	0.1
18,441	(1)	PTC, Inc.	1,655,264	0.1
40,546	(1)	Pure Storage, Inc.	619,137	0.0
21,757	(1)	Qorvo, Inc.	1,449,234	0.1
14,081	(1)	RealPage, Inc.	828,667	0.1
31,452	(1)	Red Hat, Inc.	5,905,428	0.4
12,415	(1)	RingCentral, Inc.	1,426,732	0.1
48,764		Sabre Corp.	1,082,561	0.1
30,605		Skyworks Solutions, Inc.	2,364,848	0.2
15,106	(1)	Smartsheet, Inc.	731,130	0.1
7,963	(1)	SolarWinds Corp.	146,041	0.0
26,629	(1)	Splunk, Inc.	3,348,597	0.2
59,100	(1)	Square, Inc.	4,286,523	0.3
39,276		SS&C Technologies Holdings, Inc.	2,262,690	0.2
10,404		Switch, Inc.	136,188	0.0
106,282		Symantec Corp.	2,312,696	0.2
7,322		SYNNEX Corp.	720,485	0.1
26,453	(1)	Synopsys, Inc.	3,404,237	0.2
13,468	(1)	Tableau Software, Inc.	2,235,957	0.2
20,674	(1)	Teradata Corp.	741,163	0.1
30,306		Teradyne, Inc.	1,451,960	0.1
31,040		Total System Services, Inc.	3,981,501	0.3
6,724	(1)	Trade Desk, Inc./The	1,531,593	0.1
44,611	(1)	Trimble, Inc.	2,012,402	0.1
20,478	(1),(2)	Twilio, Inc.	2,792,175	0.2
6,691	(1)	Tyler Technologies, Inc.	1,445,390	0.1
2,672	(2)	Ubiquiti Networks, Inc.	351,368	0.0
7,564	(2)	Universal Display Corp.	1,422,486	0.1
18,653	(1)	VeriSign, Inc.	3,901,462	0.3
19,357		Versum Materials, Inc.	998,434	0.1
9,868	(1)	Viasat, Inc.	797,532	0.1
52,037	(2)	Western Digital Corp.	2,474,359	0.2
76,373		Western Union Co.	1,519,059	0.1
7,632	(1)	WEX, Inc.	1,588,219	0.1
33,028		Xerox Corp.	1,169,522	0.1
45,134		Xilinx, Inc.	5,322,201	0.4
9,488	(1)	Zebra Technologies Corp.	1,987,641	0.1
19,151	(1)	Zendesk, Inc.	1,705,014	0.1
10,899	(1)	Zscaler, Inc.	835,299	0.1
			240,143,795	17.6

		Materials: 5.2%
18,663	(2)	Albemarle Corp.	1,314,062	0.1
32,955	(1)	Alcoa Corp.	771,477	0.1
11,204		Aptargroup, Inc.	1,393,105	0.1
3,276	(2)	Ardagh Group SA	57,330	0.0
11,058		Ashland Global Holdings, Inc.	884,308	0.1
14,948		Avery Dennison Corp.	1,729,185	0.1
36,612	(1)	Axalta Coating Systems Ltd.	1,089,939	0.1
58,654		Ball Corp.	4,105,193	0.3
23,381	(1)	Berry Global Group, Inc.	1,229,607	0.1
10,231		Cabot Corp.	488,121	0.0
22,404		Celanese Corp.	2,415,151	0.2
39,179		CF Industries Holdings, Inc.	1,830,051	0.1
28,979		Chemours Co.	695,496	0.1
133,214	(1)	Corteva, Inc.	3,939,138	0.3
23,088	(1)	Crown Holdings, Inc.	1,410,677	0.1
11,121		Domtar Corp.	495,218	0.0
8,084		Eagle Materials, Inc.	749,387	0.1
24,542		Eastman Chemical Co.	1,910,104	0.1
40,076	(1),(2)	Element Solutions, Inc.	414,386	0.0
23,312		FMC Corp.	1,933,730	0.1
257,172		Freeport-McMoRan, Inc.	2,985,767	0.2
52,165		Graphic Packaging Holding Co.	729,267	0.1
39,589		Huntsman Corp.	809,199	0.1
18,946	(2)	International Flavors & Fragrances, Inc.	2,748,875	0.2
70,517		International Paper Co.	3,054,796	0.2
11,079		Martin Marietta Materials, Inc.	2,549,389	0.2
62,435		Mosaic Co.	1,562,748	0.1
1,215	(2)	NewMarket Corp.	487,142	0.0
145,184		Newmont Goldcorp Corp.	5,585,228	0.4
54,100		Nucor Corp.	2,980,910	0.2
29,183		Olin Corp.	639,400	0.1
27,456		Owens-Illinois, Inc.	474,165	0.0
16,604		Packaging Corp. of America	1,582,693	0.1
11,548		Reliance Steel & Aluminum Co.	1,092,672	0.1
11,583	(2)	Royal Gold, Inc.	1,187,142	0.1
22,897		RPM International, Inc.	1,399,236	0.1
7,005	(2)	Scotts Miracle-Gro Co.	689,993	0.1

See Accompanying Notes to Financial Statements

70

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
27,566		Sealed Air Corp.	1,179,273	0.1
13,787		Silgan Holdings, Inc.	421,882	0.0
17,601		Sonoco Products Co.	1,150,049	0.1
37,674		Steel Dynamics, Inc.	1,137,755	0.1
30,479	(2)	United States Steel Corp.	466,634	0.0
33,425		Valvoline, Inc.	652,790	0.1
23,319		Vulcan Materials Co.	3,201,932	0.2
6,262	(2)	Westlake Chemical Corp.	434,959	0.0
45,154		WestRock Co.	1,646,766	0.1
10,136		WR Grace & Co.	771,451	0.1
			70,477,778	5.2

		Real Estate: 9.2%
19,809		Alexandria Real Estate Equities, Inc.	2,794,852	0.2
24,241		American Campus Communities, Inc.	1,118,965	0.1
45,590		American Homes 4 Rent	1,108,293	0.1
33,970		Americold Realty Trust	1,101,307	0.1
26,200		Apartment Investment & Management Co.	1,313,144	0.1
37,238		Apple Hospitality REIT, Inc.	590,595	0.0
24,716		AvalonBay Communities, Inc.	5,021,797	0.4
27,444		Boston Properties, Inc.	3,540,276	0.3
30,899		Brandywine Realty Trust	442,474	0.0
52,633		Brixmor Property Group, Inc.	941,078	0.1
16,707		Brookfield Property REIT, Inc.	315,595	0.0
16,559		Camden Property Trust	1,728,594	0.1
59,400	(1)	CBRE Group, Inc.	3,047,220	0.2
84,742		Colony Capital, Inc.	423,710	0.0
20,641		Columbia Property Trust, Inc.	428,094	0.0
6,503		Coresite Realty Corp.	748,951	0.1
19,859		Corporate Office Properties Trust SBI MD	523,682	0.0
25,821		Cousins Properties, Inc.	933,946	0.1
33,361		CubeSmart	1,115,592	0.1
19,847		CyrusOne, Inc.	1,145,569	0.1
36,881	(2)	Digital Realty Trust, Inc.	4,344,213	0.3
28,578		Douglas Emmett, Inc.	1,138,548	0.1
63,770		Duke Realty Corp.	2,015,770	0.1
25,959		Empire State Realty Trust, Inc.	384,453	0.0
13,283		EPR Properties	990,779	0.1
21,344		Equity Commonwealth	694,107	0.1
15,200		Equity Lifestyle Properties, Inc.	1,844,368	0.1
64,937		Equity Residential	4,930,017	0.4
11,613		Essex Property Trust, Inc.	3,390,183	0.2
21,933		Extra Space Storage, Inc.	2,327,091	0.2
13,239		Federal Realty Investment Trust	1,704,654	0.1
35,885		Gaming and Leisure Properties, Inc.	1,398,797	0.1
84,942		HCP, Inc.	2,716,445	0.2
36,130		Healthcare Trust of America, Inc.	991,046	0.1
18,098		Highwoods Properties, Inc.	747,447	0.1
28,874		Hospitality Properties Trust	721,850	0.1
130,317		Host Hotels & Resorts, Inc.	2,374,376	0.2
7,104	(1)	Howard Hughes Corp.	879,759	0.1
26,933		Hudson Pacific Properties, Inc.	896,061	0.1
74,958		Invitation Homes, Inc.	2,003,627	0.1
50,553	(2)	Iron Mountain, Inc.	1,582,309	0.1
21,669		JBG SMITH Properties	852,458	0.1
8,090		Jones Lang LaSalle, Inc.	1,138,182	0.1
17,555		Kilroy Realty Corp.	1,295,735	0.1
71,597		Kimco Realty Corp.	1,323,113	0.1
15,088		Lamar Advertising Co.	1,217,752	0.1
26,204		Liberty Property Trust	1,311,248	0.1
8,230		Life Storage, Inc.	782,508	0.1
25,052		Macerich Co.	838,991	0.1
69,396		Medical Properties Trust, Inc.	1,210,266	0.1
20,150		Mid-America Apartment Communities, Inc.	2,372,864	0.2
28,745		National Retail Properties, Inc.	1,523,772	0.1
37,893		Omega Healthcare Investors, Inc.	1,392,568	0.1
25,023		Outfront Media, Inc.	645,343	0.0
35,709		Paramount Group, Inc.	500,283	0.0
35,680		Park Hotels & Resorts, Inc.	983,341	0.1
22,962		Rayonier, Inc.	695,749	0.1
55,897		Realty Income Corp.	3,855,216	0.3
29,502		Regency Centers Corp.	1,968,963	0.1
37,771		Retail Properties of America, Inc.	444,187	0.0
19,907	(1)	SBA Communications Corp.	4,475,890	0.3
24,773		SITE Centers Corp.	327,995	0.0
14,905		SL Green Realty Corp.	1,197,915	0.1
15,398	(2)	Spirit Realty Capital, Inc.	656,879	0.0
36,744		STORE Capital Corp.	1,219,533	0.1
14,987		Sun Communities, Inc.	1,921,184	0.1
10,358		Taubman Centers, Inc.	422,917	0.0
49,532		UDR, Inc.	2,223,491	0.2
63,581		Ventas, Inc.	4,345,761	0.3
172,794		Vereit, Inc.	1,556,874	0.1
79,241	(2)	VICI Properties, Inc.	1,746,472	0.1
30,664		Vornado Realty Trust	1,965,562	0.1
21,455		Weingarten Realty Investors	588,296	0.0
71,948		Welltower, Inc.	5,865,920	0.4
132,210		Weyerhaeuser Co.	3,482,411	0.3
29,992		WP Carey, Inc.	2,434,751	0.2
			125,244,024	9.2

		Utilities: 6.6%
117,730		AES Corp.	1,973,155	0.1
42,122		Alliant Energy Corp.	2,067,348	0.1
43,476		Ameren Corp.	3,265,482	0.2
32,061		American Water Works Co., Inc.	3,719,076	0.3
38,293	(2)	Aqua America, Inc.	1,584,181	0.1
20,528		Atmos Energy Corp.	2,166,936	0.2
9,967	(2)	Avangrid, Inc.	503,333	0.0
89,144		Centerpoint Energy, Inc.	2,552,193	0.2
50,227		CMS Energy Corp.	2,908,646	0.2
58,194		Consolidated Edison, Inc.	5,102,450	0.4

See Accompanying Notes to Financial Statements

71

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: (continued)
32,423		DTE Energy Co.	4,146,253	0.3
56,561		Edison International	3,812,777	0.3
33,707		Entergy Corp.	3,469,461	0.3
43,270		Evergy, Inc.	2,602,690	0.2
56,421		Eversource Energy	4,274,455	0.3
94,318	(2)	FirstEnergy Corp.	4,037,754	0.3
19,203		Hawaiian Electric Industries	836,291	0.1
8,917		Idacorp, Inc.	895,534	0.1
34,876		MDU Resources Group, Inc.	899,801	0.1
14,507	(2)	National Fuel Gas Co.	765,244	0.1
66,156		NiSource, Inc.	1,905,293	0.1
47,273		NRG Energy, Inc.	1,660,228	0.1
35,444		OGE Energy Corp.	1,508,497	0.1
94,060	(1)	PG&E Corp.	2,155,855	0.2
19,896		Pinnacle West Capital Corp.	1,872,015	0.1
128,379		PPL Corp.	3,981,033	0.3
89,622		Public Service Enterprise Group, Inc.	5,271,566	0.4
48,762		Sempra Energy	6,701,849	0.5
30,828		UGI Corp.	1,646,523	0.1
73,789		Vistra Energy Corp.	1,670,583	0.1
56,011		WEC Energy Group, Inc.	4,669,637	0.3
91,378		Xcel Energy, Inc.	5,436,077	0.4
			90,062,216	6.6

	Total Common Stock
	(Cost $690,077,755)		1,348,709,201	99.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.1%
		Commercial Paper(4): 0.1%
1,000,000	(4)	Schlumberger Ltd., 2.490%, 07/12/2019
		(Cost $999,084)	999,084	0.1

		Floating Rate Notes(4): 1.8%
1,100,000	(4)	Bank Of America Corp., 2.500%, 11/12/2019	1,099,890	0.1
500,000	(4)	Bank Of America Corp., 2.520%, 11/07/2019	500,069	0.0
300,000	(4)	BNP Paribas, 2.510%, 11/14/2019	300,052	0.0
600,000	(4)	Crédit Agricole Group, 2.550%, 11/07/2019	600,147	0.0
1,000,000	(4)	DNB ASA, 2.490%, 12/06/2019	1,000,034	0.1
400,000	(4)	DNB ASA, 2.530%, 11/04/2019	400,053	0.0
900,000	(4)	HSBC Holdings PLC, 2.540%, 11/08/2019	900,221	0.1
700,000	(4)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	700,095	0.0
600,000	(4)	Lloyds Bank PLC, 2.510%, 11/15/2019	600,126	0.0
700,000	(4)	Lloyds Bank PLC, 2.530%, 11/08/2019	700,146	0.1
1,000,000	(4)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,000,214	0.1
1,100,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	1,100,115	0.1
400,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	400,057	0.0
1,100,000	(4)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	1,100,137	0.1
1,100,000	(4)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	1,100,155	0.1
300,000	(4)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	300,040	0.0
1,100,000	(4)	National Australia Bank Ltd., 2.470%, 11/15/2019	1,100,061	0.1
700,000	(4)	National Bank Of Canada, 2.520%, 11/06/2019	700,104	0.1
700,000	(4)	Natixis S.A., 2.510%, 11/08/2019	700,095	0.1
300,000	(4)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	300,041	0.0
700,000	(4)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	700,146	0.1
700,000	(4)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	700,150	0.1
900,000	(4)	State Street Bank & Trust Co., 2.480%, 11/15/2019	900,071	0.1
600,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	600,105	0.0
500,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 2.560%, 10/01/2019	500,069	0.0
700,000	(4)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	699,921	0.0
700,000	(4)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	699,940	0.0
400,000	(4)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	399,968	0.0
400,000	(4)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	399,971	0.0
1,000,000	(4)	Toronto-Dominion Bank, 2.480%, 11/18/2019	1,000,092	0.1
1,325,000	(4)	Toronto-Dominion Bank, 2.500%, 12/10/2019	1,325,065	0.1
1,100,000	(4)	U.S. Bancorp, 2.480%, 11/25/2019	1,100,155	0.1
807,000	(4)	Wells Fargo & Co., 2.530%, 11/04/2019	807,197	0.1
			24,434,702	1.8

See Accompanying Notes to Financial Statements

72

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(4): 7.9%
31,513,303	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $31,519,778, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $32,143,569, due 06/01/46-07/01/49)	31,513,303	2.3
6,931,865	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $6,933,301, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $7,073,779, due 03/31/23-08/15/44)	6,931,865	0.5
31,513,303	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $31,519,778, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $32,143,570, due 07/02/19-01/20/63)	31,513,303	2.3
31,513,303	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $31,519,804, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $32,143,570, due 07/18/19-09/09/49)	31,513,303	2.3
5,822,623	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $5,823,915, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,939,856, due 07/01/19-09/09/49)	5,822,623	0.5
			107,294,397	7.9

		Certificates of Deposit(4): 0.2%
1,000,000	(4)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	1,000,203	0.1
1,225,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	1,225,140	0.1
400,000	(4)	The Norinchukin Bank, 2.540%, 08/01/2019	400,050	0.0
			2,625,393	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
15,657,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $15,657,000)	15,657,000	1.2

	Total Short-Term Investments
	(Cost $151,010,576)	151,010,576	11.1

	Total Investments in Securities (Cost $841,088,331)	$1,499,719,777	110.1
	Liabilities in Excess of Other Assets	(137,112,585)	(10.1)
	Net Assets	$1,362,607,192	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

73

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.6%
		Communication Services: 2.6%
21,474	(1)	AMC Entertainment Holdings, Inc.	$200,352	0.0
4,621		ATN International, Inc.	266,770	0.0
6,170	(2)	Bandwidth, Inc.	462,873	0.1
17,456	(1),(2)	Boingo Wireless, Inc.	313,684	0.1
3,881	(2)	Boston Omaha Corp.	89,845	0.0
5,063	(2)	Cardlytics, Inc.	131,537	0.0
9,737	(2)	Care.com, Inc.	106,912	0.0
28,846	(1),(2)	Cargurus, Inc.	1,041,629	0.1
28,327	(1),(2)	Cars.com, Inc.	558,608	0.1
40,362	(2)	Central European Media Enterprises Ltd.	175,978	0.0
21,500	(2)	Cincinnati Bell, Inc.	106,425	0.0
19,975	(2)	Clear Channel Outdoor Holdings, Inc.	94,282	0.0
16,724		Cogent Communications Holdings, Inc.	992,737	0.1
14,614	(2)	comScore, Inc.	75,408	0.0
28,335	(1)	Consolidated Communications Holdings, Inc.	139,692	0.0
4,396	(2)	Cumulus Media, Inc. Class-A	81,546	0.0
691	(1),(2)	Daily Journal Corp.	164,458	0.0
19,900	(2)	DHI Group, Inc.	71,043	0.0
11,056		Emerald Expositions Events, Inc.	123,274	0.0
52,917		Entercom Communications Corp.	306,919	0.1
28,885		Entravision Communications Corp.	90,121	0.0
13,785	(1),(2)	Eros International PLC	18,610	0.0
14,017	(2)	Eventbrite, Inc.	227,075	0.0
4,582	(2)	EverQuote, Inc.	59,566	0.0
19,746		EW Scripps Co.	301,916	0.1
19,357	(2)	Fluent, Inc.	104,141	0.0
46,775	(1),(2)	Frontier Communications Corp.	81,856	0.0
3,982	(1),(2)	Gaia, Inc.	30,184	0.0
44,462		Gannett Co., Inc.	362,810	0.1
47,263	(2)	Glu Mobile, Inc.	339,348	0.1
23,826	(1),(2)	Gogo, Inc.	94,828	0.0
33,744	(2)	Gray Television, Inc.	553,064	0.1
7,241	(2)	IDT Corp.	68,572	0.0
21,723	(2)	Imax Corp.	438,805	0.1
26,025	(1),(2)	Intelsat SA	506,186	0.1
38,604	(2)	Iridium Communications, Inc.	897,929	0.1
19,861	(2)	Liberty Media Corp. - Braves C	555,512	0.1
30,584	(2)	Liberty TripAdvisor Holdings, Inc.	379,242	0.1
45,882	(2)	Liberty Latin America Ltd.	788,712	0.1
18,386	(2)	Liberty Latin America Ltd. - Class A	316,791	0.1
11,999	(2)	LiveXLive Media, Inc.	49,796	0.0
6,112	(2)	Loral Space & Communications, Inc.	210,925	0.0
14,229	(2)	Marchex, Inc.	66,876	0.0
8,876		Marcus Corp.	292,553	0.0
25,655	(1),(2)	MDC Partners, Inc.	64,651	0.0
33,076	(2)	Meet Group, Inc./The	115,105	0.0
15,841	(1)	Meredith Corp.	872,206	0.1
24,489	(1),(2)	MSG Networks, Inc.	507,902	0.1
33,111		National CineMedia, Inc.	217,208	0.0
25,206	(1)	New Media Investment Group, Inc.	237,945	0.0
35,974	(2)	NII Holdings, Inc.	60,796	0.0
8,192	(2)	Ooma, Inc.	85,852	0.0
31,683	(2)	Orbcomm, Inc.	229,702	0.0
40,134	(2)	Pareteum Corp.	104,750	0.0
4,183	(2)	pdvWireless, Inc.	196,601	0.0
18,924	(1),(2)	QuinStreet, Inc.	299,945	0.1
9,063	(2)	Rosetta Stone, Inc.	207,361	0.0
11,535	(1)	Scholastic Corp.	383,423	0.1
19,231		Shenandoah Telecommunications Co.	740,778	0.1
7,714		Spok Holdings, Inc.	116,019	0.0
8,928	(2)	TechTarget, Inc.	189,720	0.0
85,914		TEGNA, Inc.	1,301,597	0.2
7,215		Tribune Publishing Co.	57,504	0.0
40,202	(2)	TrueCar, Inc.	219,503	0.0
88,045	(2)	Vonage Holdings Corp.	997,550	0.1
12,122	(2)	WideOpenWest, Inc.	88,006	0.0
32,135	(2)	Yelp, Inc.	1,098,374	0.1
			20,731,888	2.6

		Consumer Discretionary: 11.0%
11,041	(2)	1-800-Flowers.com, Inc.	208,454	0.0
27,539		Aarons, Inc.	1,691,170	0.2
26,613	(1)	Abercrombie & Fitch Co.	426,873	0.1
14,157		Acushnet Holdings Corp.	371,763	0.1
33,916		Adient plc	823,141	0.1
22,989	(2)	Adtalem Global Education, Inc.	1,035,654	0.1
43,862	(2)	American Axle & Manufacturing Holdings, Inc.	559,679	0.1
63,954		American Eagle Outfitters, Inc.	1,080,823	0.1
23,285	(2)	American Outdoor Brands Corp.	209,798	0.0
6,911	(2)	American Public Education, Inc.	204,427	0.0
2,540	(2)	America's Car-Mart, Inc.	218,643	0.0
7,809	(2)	Asbury Automotive Group, Inc.	658,611	0.1
71,577	(2)	Ascena Retail Group, Inc.	43,662	0.0
17,784	(2)	At Home Group, Inc.	118,441	0.0
16,588	(2)	Barnes & Noble Education, Inc.	55,736	0.0
23,251	(1)	Barnes & Noble, Inc.	155,549	0.0
5,200		Bassett Furniture Industries, Inc.	79,300	0.0
27,621		BBX Capital Corp.	135,619	0.0
12,765	(2)	Beazer Homes USA, Inc.	122,672	0.0
51,619	(1)	Bed Bath & Beyond, Inc.	599,813	0.1
15,795		Big Lots, Inc.	451,895	0.1
464	(2)	Biglari Holdings, Inc. - Class B	48,191	0.0
8,419	(1)	BJ's Restaurants, Inc.	369,931	0.1

See Accompanying Notes to Financial Statements

74

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
34,303		Bloomin Brands, Inc.	648,670	0.1
11,518	(1),(2)	Boot Barn Holdings, Inc.	410,502	0.1
33,115		Boyd Gaming Corp.	892,118	0.1
14,820	(1)	Brinker International, Inc.	583,167	0.1
11,484	(1)	Buckle, Inc.	198,788	0.0
16,341		Caleres, Inc.	325,513	0.0
38,099	(1)	Callaway Golf Co.	653,779	0.1
13,114	(1)	Camping World Holdings, Inc.	162,876	0.0
28,648	(2)	Career Education Corp.	546,317	0.1
3,584		Carriage Services, Inc.	68,132	0.0
16,122	(2)	Carrols Restaurant Group, Inc.	145,582	0.0
8,601	(1)	Cato Corp.	105,964	0.0
3,446	(2)	Cavco Industries, Inc.	542,883	0.1
8,937	(2)	Century Casinos, Inc.	86,689	0.0
10,670	(2)	Century Communities, Inc.	283,609	0.0
16,912	(1)	Cheesecake Factory	739,393	0.1
44,843	(1),(2)	Chegg, Inc.	1,730,491	0.2
47,565	(1)	Chico's FAS, Inc.	160,294	0.0
6,195	(1)	Childrens Place, Inc./The	590,879	0.1
14,356		Churchill Downs, Inc.	1,651,945	0.2
7,536	(1),(2)	Chuy's Holdings, Inc.	172,725	0.0
5,771		Citi Trends, Inc.	84,372	0.0
7,836		Clarus Corp.	113,152	0.0
8,038	(2)	Conn's, Inc.	143,237	0.0
6,436	(2)	Container Store Group, Inc.	47,112	0.0
20,376	(1)	Cooper Tire & Rubber Co.	642,863	0.1
7,142	(2)	Cooper-Standard Holdings, Inc.	327,246	0.0
18,493		Core-Mark Holding Co., Inc.	734,542	0.1
7,528	(1)	Cracker Barrel Old Country Store, Inc.	1,285,255	0.2
25,980	(1),(2)	CROCS, Inc.	513,105	0.1
5,604		Culp, Inc.	106,476	0.0
56,770		Dana, Inc.	1,131,994	0.2
15,309	(1)	Dave & Buster's Entertainment, Inc.	619,555	0.1
11,710	(2)	Deckers Outdoor Corp.	2,060,609	0.3
13,452	(1),(2)	Del Friscos Restaurant Group, Inc.	107,078	0.0
13,403	(1),(2)	Del Taco Restaurants, Inc.	171,826	0.0
25,775	(2)	Denny's Corp.	529,161	0.1
26,408	(1)	Designer Brands, Inc.	506,241	0.1
4,306	(1)	Dillards, Inc.	268,178	0.0
6,736	(1)	Dine Brands Global, Inc.	643,086	0.1
10,751	(1),(2)	Dorman Products, Inc.	936,842	0.1
24,295	(2)	Drive Shack, Inc.	113,944	0.0
4,676	(1),(2)	Duluth Holdings, Inc.	63,547	0.0
9,713	(1),(2)	El Pollo Loco Holdings, Inc.	103,541	0.0
26,565	(1),(2)	Eldorado Resorts, Inc.	1,223,850	0.2
9,850	(1)	Ethan Allen Interiors, Inc.	207,441	0.0
27,631	(2)	Everi Holdings, Inc.	329,638	0.0
26,422	(2)	Express, Inc.	72,132	0.0
9,961	(2)	Fiesta Restaurant Group, Inc.	130,888	0.0
3,544		Flexsteel Industries, Inc.	60,461	0.0
18,562	(1),(2)	Fossil Group, Inc.	213,463	0.0
14,610	(1),(2)	Fox Factory Holding Corp.	1,205,471	0.2
5,998	(2)	Funko, Inc.	145,272	0.0
38,603	(1)	GameStop Corp.	211,158	0.0
8,064	(2)	Genesco, Inc.	341,027	0.1
13,800	(2)	Gentherm, Inc.	577,254	0.1
17,517	(1),(2)	G-III Apparel Group Ltd.	515,350	0.1
34,003	(1),(2)	GNC Holdings, Inc.	51,004	0.0
7,474	(1),(2)	Golden Entertainment, Inc.	104,636	0.0
48,052	(2)	GoPro, Inc.	262,364	0.0
12,287	(2)	Green Brick Partners, Inc.	102,105	0.0
7,270		Group 1 Automotive, Inc.	595,340	0.1
181,455	(1),(2)	Groupon, Inc.	649,609	0.1
22,336		Guess?, Inc.	360,726	0.1
9,536	(2)	Habit Restaurants, Inc.	100,033	0.0
2,652	(1)	Hamilton Beach Brands Holding Co.	50,521	0.0
8,319	(1)	Haverty Furniture Cos., Inc.	141,673	0.0
10,197	(2)	Helen of Troy Ltd.	1,331,626	0.2
6,916	(1),(2)	Hibbett Sports, Inc.	125,871	0.0
4,832		Hooker Furniture Corp.	99,636	0.0
43,393	(2)	Houghton Mifflin Harcourt Co.	249,944	0.0
16,341	(2)	Hudson Ltd.	225,342	0.0
8,979	(2)	Installed Building Products, Inc.	531,736	0.1
10,168		International Speedway Corp.	456,442	0.1
10,815	(1),(2)	iRobot Corp.	991,087	0.1
6,805	(2)	J Alexander's Holdings, Inc.	76,420	0.0
8,169	(1)	J. Jill, Inc.	16,256	0.0
10,342	(1)	Jack in the Box, Inc.	841,735	0.1
125,969	(1),(2)	JC Penney Co., Inc.	143,605	0.0
2,216		Johnson Outdoors, Inc.	165,247	0.0
15,941	(2)	K12, Inc.	484,766	0.1
33,940		KB Home	873,276	0.1
15,828	(2)	Kontoor Brands, Inc.	443,501	0.1
4,079	(1),(2)	Lands' End, Inc.	49,845	0.0
38,890	(2)	Laureate Education Inc.- Class A	610,962	0.1
18,774		La-Z-Boy, Inc.	575,611	0.1
9,739		LCI Industries	876,510	0.1
9,193	(2)	Leaf Group Ltd.	68,120	0.0
7,785	(1),(2)	LGI Homes, Inc.	556,083	0.1
21,761	(2)	Liberty Expedia Holdings, Inc.	1,039,958	0.1
6,146		Lifetime Brands, Inc.	58,141	0.0
4,910	(2)	Lindblad Expeditions Holdings, Inc.	88,134	0.0
11,618	(2)	Liquidity Services, Inc.	70,754	0.0
8,914	(1)	Lithia Motors, Inc.	1,058,805	0.1
2,644	(2)	Lovesac Co/The	82,149	0.0
11,259	(2)	Lumber Liquidators Holdings, Inc.	130,041	0.0
11,837	(2)	M/I Homes, Inc.	337,828	0.1
8,484	(2)	Malibu Boats, Inc.	329,603	0.0
8,824	(2)	MarineMax, Inc.	145,067	0.0
16,478		Marriott Vacations Worldwide Corp.	1,588,479	0.2
7,528	(2)	MasterCraft Boat Holdings, Inc.	147,474	0.0
20,145		MDC Holdings, Inc.	660,353	0.1
15,260	(2)	Meritage Homes Corp.	783,448	0.1
28,188	(2)	Michaels Cos, Inc.	245,236	0.0
20,370	(2)	Modine Manufacturing Co.	291,495	0.0

See Accompanying Notes to Financial Statements

75

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
4,798	(2)	Monarch Casino & Resort, Inc.	205,067	0.0
12,784	(1)	Monro, Inc.	1,090,475	0.1
7,670	(1),(2)	Motorcar Parts of America, Inc.	164,215	0.0
6,527	(1)	Movado Group, Inc.	176,229	0.0
11,904	(2)	Murphy USA, Inc.	1,000,293	0.1
1,128		Nathan's Famous, Inc.	88,119	0.0
25,594	(2)	National Vision Holdings, Inc.	786,504	0.1
9,502	(1),(2)	Noodles & Co.	74,876	0.0
215,871		Office Depot, Inc.	444,694	0.1
15,379	(2)	OneSpaWorld Holdings Ltd.	238,375	0.0
9,951	(1),(2)	Overstock.com, Inc.	135,334	0.0
6,713	(1)	Oxford Industries, Inc.	508,845	0.1
9,210	(1)	Papa Johns International, Inc.	411,871	0.1
21,438	(1),(2)	Party City Holdco, Inc.	157,141	0.0
44,188	(1),(2)	Penn National Gaming, Inc.	851,061	0.1
7,989	(1)	PetMed Express, Inc.	125,188	0.0
9,998	(2)	PlayAGS, Inc.	194,461	0.0
10,436	(1),(2)	Potbelly Corp.	53,119	0.0
34,585	(1),(2)	Quotient Technology, Inc.	371,443	0.1
3,183		RCI Hospitality Holdings, Inc.	55,734	0.0
9,156	(2)	Red Lion Hotels Corp.	65,099	0.0
5,310	(2)	Red Robin Gourmet Burgers, Inc.	162,327	0.0
28,167	(1)	Red Rock Resorts, Inc.	605,027	0.1
12,714	(2)	Regis Corp.	211,052	0.0
18,417	(2)	Rent-A-Center, Inc.	490,445	0.1
7,411	(2)	RH	856,712	0.1
2,653		Rocky Brands, Inc.	72,374	0.0
17,641	(2)	Rubicon Project, Inc.	112,197	0.0
12,138		Ruth's Hospitality Group, Inc.	275,654	0.0
48,304	(1),(2)	Sally Beauty Holdings, Inc.	644,375	0.1
22,382	(1),(2)	Scientific Games Corp.	443,611	0.1
21,545	(1),(2)	SeaWorld Entertainment, Inc.	667,895	0.1
7,113	(2)	Select Interior Concepts, Inc.	82,866	0.0
10,277	(2)	Shake Shack, Inc.	741,999	0.1
3,765	(1)	Shoe Carnival, Inc.	103,914	0.0
13,393	(2)	Shutterfly, Inc.	677,016	0.1
8,079	(1)	Shutterstock, Inc.	316,616	0.0
20,650	(1)	Signet Jewelers Ltd.	369,222	0.1
18,795	(2)	Skyline Champion Corp.	514,607	0.1
12,636	(2)	Sleep Number Corp.	510,368	0.1
9,630	(1)	Sonic Automotive, Inc.	224,860	0.0
24,332	(1),(2)	Sonos, Inc.	275,925	0.0
13,224	(1),(2)	Sotheby's	768,711	0.1
6,307		Speedway Motorsports, Inc.	116,995	0.0
17,638	(1),(2)	Sportsman's Warehouse Holdings, Inc.	66,672	0.0
6,536	(1),(2)	Stamps.com, Inc.	295,885	0.0
8,811		Standard Motor Products, Inc.	399,491	0.1
34,332		Steven Madden Ltd.	1,165,571	0.2
16,266	(2)	Stitch Fix, Inc.	520,349	0.1
10,927	(1),(2)	Stoneridge, Inc.	344,747	0.1
8,462		Strategic Education, Inc.	1,506,236	0.2
7,030		Sturm Ruger & Co., Inc.	382,994	0.1
20,201	(1)	Tailored Brands, Inc.	116,560	0.0
9,262	(2)	Target Hospitality Corp.	84,284	0.0
43,573	(2)	Taylor Morrison Home Corp.	913,290	0.1
19,878	(1)	Tenneco, Inc.	220,447	0.0
27,133		Texas Roadhouse, Inc.	1,456,228	0.2
16,940	(1)	Tile Shop Holdings, Inc.	67,760	0.0
7,959		Tilly's, Inc.	60,727	0.0
14,113	(2)	TopBuild Corp.	1,167,992	0.2
8,435		Tower International, Inc.	164,482	0.0
56,237	(2)	TRI Pointe Group, Inc.	673,157	0.1
19,140		Tupperware Brands Corp.	364,234	0.1
6,537	(2)	Twin River Worldwide Holdings, Inc.	194,476	0.0
6,125	(2)	Unifi, Inc.	111,291	0.0
5,409	(2)	Universal Electronics, Inc.	221,877	0.0
9,419	(2)	Vera Bradley, Inc.	113,028	0.0
24,446	(1),(2)	Vista Outdoor, Inc.	217,080	0.0
9,771	(2)	Visteon Corp.	572,385	0.1
16,805	(2)	Waitr Holdings, Inc.	105,703	0.0
17,051	(2)	Weight Watchers International, Inc.	325,674	0.0
3,131		Weyco Group, Inc.	83,629	0.0
13,606	(2)	William Lyon Homes	248,037	0.0
11,776		Wingstop, Inc.	1,115,776	0.1
1,024		Winmark Corp.	177,306	0.0
12,328		Winnebago Industries	476,477	0.1
36,633		Wolverine World Wide, Inc.	1,008,873	0.1
11,656	(1),(2)	YETI Holdings, Inc.	337,441	0.1
11,015	(1),(2)	Zagg, Inc.	76,664	0.0
7,933	(1),(2)	Zumiez, Inc.	207,051	0.0
			88,131,910	11.0

		Consumer Staples: 2.8%
47,701	(1),(2)	22nd Century Group, Inc.	99,695	0.0
12,130		Andersons, Inc.	330,421	0.0
25,638	(1)	B&G Foods, Inc.	533,270	0.1
48,551	(1),(2)	BJ's Wholesale Club Holdings, Inc.	1,281,746	0.2
3,306	(1),(2)	Boston Beer Co., Inc.	1,248,874	0.2
6,449	(1)	Calavo Growers, Inc.	623,876	0.1
12,272	(1)	Cal-Maine Foods, Inc.	511,988	0.1
21,049	(2)	Central Garden & Pet Co. - Class A	518,647	0.1
9,342	(2)	Chefs' Warehouse Holdings, Inc.	327,624	0.0
1,959	(1)	Coca-Cola Consolidated, Inc.	586,231	0.1
5,020	(2)	Craft Brew Alliance, Inc.	70,230	0.0
65,622	(2)	Darling Ingredients, Inc.	1,305,222	0.2
36,965		Dean Foods Co.	34,148	0.0
21,799	(1),(2)	Edgewell Personal Care Co.	587,483	0.1
9,894	(1),(2)	elf Beauty, Inc.	139,505	0.0
4,078	(2)	Farmer Bros Co.	66,757	0.0
12,140		Fresh Del Monte Produce, Inc.	327,173	0.0
11,570	(2)	Freshpet, Inc.	526,551	0.1
2,771	(2)	HF Foods Group, Inc.	96,459	0.0
40,213	(1),(2)	Hostess Brands, Inc.	580,676	0.1
6,501		Ingles Markets, Inc.	202,376	0.0
7,412		Inter Parfums, Inc.	492,824	0.1
5,996	(1)	J&J Snack Foods Corp.	965,056	0.1

See Accompanying Notes to Financial Statements

76

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
3,546		John B Sanfilippo & Son, Inc.	282,581	0.0
7,412	(1)	Lancaster Colony Corp.	1,101,423	0.1
10,384	(1),(2)	Landec Corp.	97,298	0.0
5,418	(2)	Lifevantage Corp.	70,326	0.0
6,703		Limoneira Co.	133,658	0.0
4,596	(1)	Medifast, Inc.	589,667	0.1
5,338	(1)	MGP Ingredients, Inc.	353,963	0.1
4,728	(1)	National Beverage Corp.	211,011	0.0
3,842	(1),(2)	Natural Grocers by Vitamin Cottage, Inc.	38,612	0.0
28,854	(2)	New Age Beverages Corp.	134,457	0.0
41,128	(2)	Performance Food Group Co.	1,646,354	0.2
9,176		Pricesmart, Inc.	469,077	0.1
14,740	(1),(2)	Primo Water Corp.	181,302	0.0
3,952	(1),(2)	Pyxus International, Inc.	60,070	0.0
2,908	(1),(2)	Revlon, Inc. - Class A	56,212	0.0
21,727	(1),(2)	Rite Aid Corp.	174,033	0.0
7,881		Sanderson Farms, Inc.	1,076,229	0.1
3,682	(2)	Seneca Foods Corp.	102,470	0.0
25,988	(2)	Simply Good Foods Co/The	625,791	0.1
15,146		SpartanNash Co.	176,754	0.0
7,423		Tootsie Roll Industries, Inc.	274,131	0.0
3,703		Turning Point Brands, Inc.	181,373	0.0
20,686	(1),(2)	United Natural Foods, Inc.	185,553	0.0
10,031		Universal Corp.	609,584	0.1
5,279	(1),(2)	USANA Health Sciences, Inc.	419,311	0.1
41,004	(1)	Vector Group Ltd.	399,789	0.1
5,621	(1)	WD-40 Co.	893,964	0.1
4,475	(1)	Weis Markets, Inc.	162,935	0.0
			22,164,760	2.8

		Energy: 4.0%
66,290	(2)	Abraxas Petroleum Corp.	68,279	0.0
17,865	(2)	Altus Midstream Co.	66,456	0.0
7,000	(1)	Arch Coal, Inc.	659,470	0.1
52,478		Archrock, Inc.	556,267	0.1
14,753	(2)	Ardmore Shipping Corp.	120,237	0.0
23,089	(1)	Berry Petroleum Corp.	244,743	0.0
7,724	(2)	Bonanza Creek Energy, Inc.	161,277	0.0
4,844	(2)	Brigham Minerals, Inc.	103,952	0.0
26,375	(2)	C&J Energy Services, Inc.	310,698	0.1
17,078	(2)	Cactus, Inc.	565,623	0.1
18,862	(1),(2)	California Resources Corp.	371,204	0.1
92,366	(1),(2)	Callon Petroleum Co.	608,692	0.1
35,159	(1),(2)	Carrizo Oil & Gas, Inc.	352,293	0.1
13,704	(2)	Chaparral Energy, Inc.	64,546	0.0
60,849	(2)	Clean Energy Fuels Corp.	162,467	0.0
72,405	(2)	CNX Resources Corp.	529,281	0.1
11,688	(2)	CONSOL Energy, Inc.	311,018	0.1
6,714	(2)	Contura Energy, Inc.	348,457	0.1
20,050	(1),(2)	Covia Holdings Corp.	39,298	0.0
11,122	(1)	CVR Energy, Inc.	555,989	0.1
32,173	(1)	Delek US Holdings, Inc.	1,303,650	0.2
183,283	(2)	Denbury Resources, Inc.	227,271	0.0
40,969	(1)	DHT Holdings, Inc.	242,127	0.0
27,205	(1),(2)	Diamond Offshore Drilling	241,308	0.0
7,136	(2)	Diamond S Shipping, Inc.	91,124	0.0
5,904	(1)	DMC Global, Inc.	374,018	0.1
12,973	(2)	Dorian L.P.G Ltd.	117,016	0.0
14,268	(1),(2)	Dril-Quip, Inc.	684,864	0.1
8,878	(2)	Earthstone Energy, Inc.	54,333	0.0
39,687	(1),(2)	Energy Fuels, Inc./Canada	124,220	0.0
9,629	(2)	Era Group, Inc.	80,306	0.0
13,017		Evolution Petroleum Corp.	93,072	0.0
13,758	(2)	Exterran Corp.	195,639	0.0
35,036	(2)	Extraction Oil & Gas, Inc.	151,706	0.0
11,520	(2)	Falcon Minerals Corp.	96,768	0.0
37,117	(2)	Forum Energy Technologies, Inc.	126,940	0.0
36,368	(1),(2)	Frank's International N.V.	198,569	0.0
13,549	(2)	FTS International, Inc.	75,603	0.0
18,260		GasLog Ltd.	262,944	0.0
4,949	(2)	Geospace Technologies Corp.	74,779	0.0
38,428	(1)	Golar LNG Ltd.	710,149	0.1
17,281	(1)	Green Plains, Inc.	186,289	0.0
69,581	(1),(2)	Gulfport Energy Corp.	341,643	0.1
58,156	(1),(2)	Helix Energy Solutions Group, Inc.	501,886	0.1
48,029	(2)	HighPoint Resources Corp.	87,413	0.0
18,763	(2)	Independence Contract Drilling, Inc.	29,646	0.0
10,279	(2)	International Seaways, Inc.	195,301	0.0
29,336	(2)	Jagged Peak Energy, Inc.	242,609	0.0
22,443	(2)	Keane Group, Inc.	150,817	0.0
9,215	(1),(2)	KLX Energy Services Holdings, Inc.	188,262	0.0
68,384	(1),(2)	Laredo Petroleum, Inc.	198,314	0.0
18,582	(1)	Liberty Oilfield Services, Inc.	300,657	0.1
36,236	(2)	Magnolia Oil & Gas Corp.	419,602	0.1
5,038	(1)	Mammoth Energy Services, Inc.	34,661	0.0
43,285	(1),(2)	Matador Resources Co.	860,506	0.1
11,361	(2)	Matrix Service Co.	230,174	0.0
73,333	(1),(2)	McDermott International, Inc.	708,397	0.1
5,684	(2)	Midstates Petroleum Co., Inc.	33,479	0.0
6,905	(2)	Montage Resources Corp.	42,121	0.0
134,199		Nabors Industries Ltd.	389,177	0.1
1,740		Nacco Industries, Inc.	90,376	0.0
8,061	(2)	National Energy Services Reunited Corp.	70,131	0.0
6,001	(2)	Natural Gas Services Group, Inc.	99,017	0.0
5,430	(1),(2)	NCS Multistage Holdings, Inc.	19,277	0.0
38,197	(2)	Newpark Resources, Inc.	283,422	0.0
7,115	(2)	Nine Energy Service, Inc.	123,303	0.0
104,806	(1),(2)	Noble Corp. PLC	195,987	0.0
57,665		Nordic American Tankers Ltd.	134,936	0.0

See Accompanying Notes to Financial Statements

77

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
101,152	(1),(2)	Northern Oil And Gas, Inc.	195,223	0.0
118,400	(1),(2)	Oasis Petroleum, Inc.	672,512	0.1
39,613	(2)	Oceaneering International, Inc.	807,709	0.1
24,248	(2)	Oil States International, Inc.	443,738	0.1
30,396	(2)	Overseas Shipholding Group, Inc.	57,144	0.0
11,889	(2)	Pacific Drilling SA	149,801	0.0
7,528		Panhandle Oil and Gas, Inc.	98,165	0.0
14,635	(2)	Par Pacific Holdings, Inc.	300,310	0.0
3,321	(2)	Parker Drilling Co.	67,350	0.0
26,716	(2)	PDC Energy, Inc.	963,379	0.1
31,286		Peabody Energy Corp.	753,993	0.1
5,459	(2)	Penn Virginia Corp.	167,482	0.0
30,553	(2)	ProPetro Holding Corp.	632,447	0.1
91,905	(2)	QEP Resources, Inc.	664,473	0.1
15,633	(1),(2)	Renewable Energy Group, Inc.	247,939	0.0
2,595	(2)	REX American Resources Corp.	189,176	0.0
6,545	(2)	RigNet, Inc.	65,974	0.0
27,577	(2)	Ring Energy, Inc.	89,625	0.0
12,502		RPC, Inc.	90,139	0.0
13,619	(2)	SandRidge Energy, Inc.	94,243	0.0
17,847	(1)	Scorpio Tankers, Inc.	526,843	0.1
7,455	(2)	SEACOR Holdings, Inc.	354,187	0.1
8,483	(2)	SEACOR Marine Holdings, Inc.	126,906	0.0
20,352	(2)	Seadrill Ltd.	84,664	0.0
22,027	(2)	Select Energy Services, Inc.	255,733	0.0
33,176	(1)	SemGroup Corp. - Class A	398,112	0.1
33,236	(1)	Ship Finance International Ltd.	415,782	0.1
3,404	(2)	SilverBow Resources, Inc.	47,145	0.0
40,903		SM Energy Co.	512,106	0.1
9,431	(2)	Smart Sand Inc.	23,012	0.0
12,467	(1)	Solaris Oilfield Infrastructure, Inc.	186,756	0.0
234,872	(1),(2)	Southwestern Energy Co.	742,196	0.1
100,343	(1),(2)	SRC Energy, Inc.	497,701	0.1
71,346	(2)	Superior Energy Services	92,750	0.0
9,279	(1),(2)	Talos Energy, Inc.	223,160	0.0
31,838	(1)	Teekay Corp.	109,523	0.0
91,753	(2)	Teekay Tankers Ltd. Class A	117,444	0.0
38,131	(1),(2)	Tellurian, Inc.	299,328	0.0
49,988	(2)	Tetra Technologies, Inc.	81,480	0.0
12,269	(2)	Tidewater, Inc.	288,076	0.0
23,094	(2)	Unit Corp.	205,306	0.0
80,290	(2)	Uranium Energy Corp.	109,997	0.0
31,440	(1)	US Silica Holdings, Inc.	402,118	0.1
39,697	(2)	W&T Offshore, Inc.	196,897	0.0
33,886	(2)	Whiting Petroleum Corp.	632,990	0.1
27,326		World Fuel Services Corp.	982,643	0.1
			32,547,733	4.0

		Financials: 17.7%
7,698		1st Source Corp.	357,187	0.1
2,196		ACNB Corp.	86,896	0.0
15,874		AG Mortgage Investment Trust, Inc.	252,397	0.0
6,216	(2)	Allegiance Bancshares, Inc.	207,241	0.0
4,385		Amalgamated Bank	76,518	0.0
18,833	(2)	Ambac Financial Group, Inc.	317,336	0.0
7,615	(2)	Amerant Bancorp, Inc.	150,087	0.0
35,730		American Equity Investment Life Holding Co.	970,427	0.1
4,797		American National Bankshares, Inc.	185,884	0.0
17,117		Ameris Bancorp.	670,815	0.1
8,025		Amerisafe, Inc.	511,754	0.1
5,430		Ames National Corp.	147,153	0.0
58,607		Anworth Mortgage Asset Corp.	222,121	0.0
56,271		Apollo Commercial Real Estate Finance, Inc.	1,034,824	0.1
12,208	(1)	Ares Commercial Real Estate Corp.	181,411	0.0
23,790		Ares Management Corp.	622,584	0.1
13,105		Argo Group International Holdings Ltd.	970,425	0.1
9,842		Arlington Asset Investment Corp.	67,713	0.0
19,347		ARMOUR Residential REIT, Inc.	360,628	0.1
6,835		Arrow Financial Corp.	237,380	0.0
19,037		Artisan Partners Asset Management, Inc.	523,898	0.1
1,342		Associated Capital Group, Inc.	50,191	0.0
11,496	(2)	Atlantic Capital Bancshares, Inc.	196,812	0.0
31,409	(1)	Atlantic Union Bankshares Corp.	1,109,680	0.1
23,765	(1),(2)	Axos Financial, Inc.	647,596	0.1
9,126		B. Riley Financial, Inc.	190,368	0.0
17,947	(1)	Banc of California, Inc.	250,720	0.0
8,626		Bancfirst Corp.	480,123	0.1
22,403	(2)	Bancorp, Inc.	199,835	0.0
36,268		BancorpSouth Bank	1,053,223	0.1
2,080		Bank First National Corp.	143,437	0.0
6,375		Bank of Marin Bancorp	261,502	0.0
22,570		Bank of NT Butterfield & Son Ltd.	766,477	0.1
7,884		BankFinancial Corp.	110,297	0.0
13,401		Banner Corp.	725,664	0.1
7,050		Bar Harbor Bankshares	187,459	0.0
4,591	(2)	Baycom Corp.	100,543	0.0
5,893		BCB Bancorp, Inc.	81,618	0.0
17,508		Berkshire Hills Bancorp, Inc.	549,576	0.1
45,978		Blackstone Mortgage Trust, Inc.	1,635,897	0.2
13,360		Banco Latinoamericano de Comercio Exterior SA	278,289	0.0
19,342	(2)	Blucora, Inc.	587,417	0.1
34,822		Boston Private Financial Holdings, Inc.	420,302	0.1
8,988		Bridge Bancorp, Inc.	264,786	0.0
30,605		BrightSphere Investment Group PLC	349,203	0.1

See Accompanying Notes to Financial Statements

78

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
20,788		OceanFirst Financial Corp.	516,582	0.1
35,012		Brookline Bancorp, Inc.	538,485	0.1
9,592		Bryn Mawr Bank Corp.	357,973	0.1
3,900		Business First Bancshares, Inc.	99,255	0.0
8,809	(2)	Byline Bancorp, Inc.	168,428	0.0
48,253		Cadence BanCorp	1,003,662	0.1
1,681		Cambridge Bancorp	137,001	0.0
7,710		Camden National Corp.	353,658	0.1
28,344	(2)	Cannae Holdings, Inc.	821,409	0.1
2,909		Capital City Bank Group, Inc.	72,289	0.0
55,558		Capitol Federal Financial, Inc.	765,034	0.1
6,246		Capstar Financial Holdings, Inc.	94,627	0.0
41,034		Capstead Mortgage Corp.	342,634	0.1
10,108		Carolina Financial Corp.	354,690	0.1
5,334	(2)	Carter Bank & Trust	105,346	0.0
30,197	(1)	Cathay General Bancorp.	1,084,374	0.1
8,870		CBTX, Inc.	249,602	0.0
50,107		CenterState Bank Corp.	1,153,964	0.2
12,436		Central Pacific Financial Corp.	372,583	0.1
6,496		Central Valley Community Bancorp	139,469	0.0
822		Century Bancorp, Inc./MA	72,254	0.0
28,454	(1)	Chemical Financial Corp.	1,169,744	0.2
6,394		Citizens & Northern Corp.	168,354	0.0
22,894	(1),(2)	Citizens, Inc.	167,126	0.0
7,282	(1)	City Holding Co.	555,325	0.1
6,397		Civista Bancshares, Inc.	143,613	0.0
8,323		CNB Financial Corp.	235,042	0.0
65,460		CNO Financial Group, Inc.	1,091,873	0.1
3,898		Codorus Valley Bancorp, Inc.	89,654	0.0
9,109	(1)	Cohen & Steers, Inc.	468,567	0.1
37,040	(1)	Colony Credit Real Estate, Inc.	574,120	0.1
29,517		Columbia Banking System, Inc.	1,067,925	0.1
24,724	(2)	Columbia Financial, Inc.	373,332	0.1
20,230	(1)	Community Bank System, Inc.	1,331,943	0.2
13,486		Community Bankers Trust Corp.	114,226	0.0
8,021		Community Trust Bancorp, Inc.	339,208	0.1
14,798		ConnectOne Bancorp, Inc.	335,323	0.1
12,612	(1),(2)	Cowen, Inc.	216,800	0.0
6,752	(2)	Curo Group Holdings Corp.	74,610	0.0
12,603	(2)	Customers Bancorp, Inc.	264,663	0.0
45,390		CVB Financial Corp.	954,552	0.1
1,546		Diamond Hill Investment Group, Inc.	219,099	0.0
14,205		Dime Community Bancshares	269,753	0.0
1,492		DNB Financial Corp.	66,349	0.0
13,758	(1),(2)	Donnelley Financial Solutions, Inc.	183,532	0.0
11,766		Dynex Capital, Inc.	197,080	0.0
13,144		Eagle Bancorp, Inc.	711,485	0.1
8,903	(2)	eHealth, Inc.	766,548	0.1
9,271	(2)	Elevate Credit, Inc.	38,197	0.0
5,854		Ellington Financial, Inc.	105,196	0.0
1,861		EMC Insurance Group, Inc.	67,052	0.0
13,174		Employers Holdings, Inc.	556,865	0.1
11,416	(1),(2)	Encore Capital Group, Inc.	386,660	0.1
13,639	(2)	Enova International, Inc.	314,379	0.0
4,882	(1),(2)	Enstar Group Ltd.	850,835	0.1
4,069		Enterprise Bancorp, Inc./MA	129,028	0.0
9,864		Enterprise Financial Services Corp.	410,342	0.1
6,816	(2)	Equity Bancshares, Inc.	181,715	0.0
2,844	(2)	Esquire Financial Holdings, Inc.	71,527	0.0
38,938	(2)	Essent Group Ltd.	1,829,697	0.2
2,217		Evans Bancorp, Inc.	83,647	0.0
18,629		Exantas Capital Corp.	210,694	0.0
22,927	(1),(2)	Ezcorp, Inc.	217,119	0.0
4,416		Farmers & Merchants Bancorp, Inc./Archbold OH	128,594	0.0
14,071		Farmers National Banc Corp.	208,673	0.0
7,822		FB Financial Corp.	286,285	0.0
4,415		FBL Financial Group, Inc.	281,677	0.0
38,813	(1)	Federated Investors, Inc.	1,261,422	0.2
5,750		FedNat Holding Co.	82,052	0.0
57,979		FGL Holdings	487,024	0.1
1,287		Fidelity D&D Bancorp, Inc.	86,486	0.0
10,115		Fidelity Southern Corp.	313,262	0.0
8,473		Financial Institutions, Inc.	246,988	0.0
85,990		First BanCorp. Puerto Rico	949,330	0.1
13,398		First BanCorp. Southern Pines NC	487,955	0.1
6,801		First Bancshares, Inc./The	206,342	0.0
21,027		First Busey Corp.	555,323	0.1
42,373		First Commonwealth Financial Corp.	570,764	0.1
7,695		First Community Bancshares, Inc.	259,783	0.0
10,076		First Defiance Financial Corp.	287,871	0.0
39,226	(1)	First Financial Bancorp.	950,054	0.1
52,691	(1)	First Financial Bankshares, Inc.	1,622,356	0.2
5,750		First Financial Corp.	230,920	0.0
18,556		First Foundation, Inc.	249,393	0.0
3,478		First Internet Bancorp	74,916	0.0
12,034		First Interstate Bancsystem, Inc.	476,667	0.1
21,992		First Merchants Corp.	833,497	0.1
6,414		First Mid Bancshares, Inc.	223,977	0.0
42,309	(1)	First Midwest Bancorp., Inc.	866,065	0.1
11,021		First of Long Island Corp.	221,302	0.0
17,326		FirstCash, Inc.	1,732,947	0.2
12,522		Flagstar Bancorp, Inc.	414,979	0.1

See Accompanying Notes to Financial Statements

79

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
14,294		Flushing Financial Corp.	317,327	0.0
10,876	(2)	Focus Financial Partners, Inc.	297,024	0.0
5,698		Franklin Financial Network, Inc.	158,746	0.0
1,531		FS Bancorp, Inc.	79,413	0.0
66,758	(1)	Fulton Financial Corp.	1,092,828	0.1
3,792	(2)	FVCBankcorp, Inc.	73,641	0.0
12,618	(1)	GAIN Capital Holdings, Inc.	52,112	0.0
2,334		GAMCO Investors, Inc.	44,743	0.0
202,292	(2)	Genworth Financial, Inc.	750,503	0.1
10,537	(1)	German American Bancorp, Inc.	317,374	0.0
33,652	(1)	Glacier Bancorp., Inc.	1,364,589	0.2
3,831		Global Indemnity Ltd.	118,608	0.0
4,347	(1)	Goosehead Insurance, Inc.	207,787	0.0
21,744		Granite Point Mortgage Trust, Inc.	417,267	0.1
5,688		Great Southern Bancorp., Inc.	340,427	0.1
22,900		Great Western Bancorp, Inc.	817,988	0.1
19,203	(2)	Green Dot Corp.	939,027	0.1
7,236	(1)	Greenhill & Co., Inc.	98,337	0.0
13,694	(1),(2)	Greenlight Capital Re Ltd.	116,262	0.0
3,371		Guaranty Bancshares, Inc./TX	105,007	0.0
7,540		Hamilton Lane, Inc.	430,232	0.1
33,823		Hancock Whitney Corp.	1,354,949	0.2
13,174		Hanmi Financial Corp.	293,385	0.0
7,701	(2)	HarborOne Bancorp, Inc.	144,240	0.0
3,024		HCI Group, Inc.	122,381	0.0
4,617	(1),(2)	Health Insurance Innovations, Inc.	119,673	0.0
12,133		Heartland Financial USA, Inc.	542,709	0.1
18,696		Heritage Commerce Corp.	229,026	0.0
16,294	(1)	Heritage Financial Corp.	481,325	0.1
9,808		Heritage Insurance Holdings, Inc.	151,141	0.0
28,972		Hilltop Holdings, Inc.	616,234	0.1
606		Hingham Institution for Savings	119,994	0.0
2,502		Home Bancorp, Inc.	96,277	0.0
64,832	(1)	Home Bancshares, Inc./Conway AR	1,248,664	0.2
11,109	(2)	HomeStreet, Inc.	329,271	0.1
8,245		HomeTrust Bancshares, Inc.	207,279	0.0
50,011		Hope Bancorp, Inc.	689,152	0.1
16,960		Horace Mann Educators Corp.	683,318	0.1
19,537		Horizon Bancorp, Inc.	319,235	0.0
12,621	(1)	Houlihan Lokey, Inc.	562,013	0.1
6,047	(2)	Howard Bancorp, Inc.	91,733	0.0
21,422		Iberiabank Corp.	1,624,859	0.2
14,004		Independent Bank Corp.	1,066,405	0.1
10,713		Independent Bank Corp. Michigan	233,436	0.0
13,564		Independent Bank Group, Inc.	745,477	0.1
22,716		International Bancshares Corp.	856,620	0.1
6,691	(2)	Intl. FCStone, Inc.	264,897	0.0
48,792		Invesco Mortgage Capital, Inc.	786,527	0.1
4,819		Investar Holding Corp.	114,933	0.0
93,615		Investors Bancorp, Inc.	1,043,807	0.1
590		Investors Title Co.	98,530	0.0
10,812		James River Group Holdings Ltd.	507,083	0.1
39,416		Kearny Financial Corp./MD	523,839	0.1
7,977	(1)	Kinsale Capital Group, Inc.	729,736	0.1
6,767		KKR Real Estate Finance Trust, Inc.	134,799	0.0
39,114		Ladder Capital Corp.	649,684	0.1
47,343		Ladenburg Thalmann Financial Services, Inc.	162,386	0.0
21,573		Lakeland Bancorp, Inc.	348,404	0.1
11,386		Lakeland Financial Corp.	533,206	0.1
19,580		LegacyTexas Financial Group, Inc.	797,102	0.1
133,433	(2)	LendingClub Corp.	437,660	0.1
11,043	(1)	Live Oak Bancshares, Inc.	189,387	0.0
4,094	(2)	Malvern Bancorp, Inc.	90,109	0.0
4,123		Marlin Business Services Corp.	102,786	0.0
37,498	(1),(2)	MBIA, Inc.	349,106	0.1
9,632	(2)	Medallion Financial Corp.	64,920	0.0
8,268		Mercantile Bank Corp.	269,371	0.0
7,423	(1)	Merchants Bancorp/IN	126,414	0.0
23,001		Meridian Bancorp, Inc.	411,488	0.1
12,901		Meta Financial Group, Inc.	361,873	0.1
2,944	(2)	Metropolitan Bank Holding Corp.	129,536	0.0
9,980		Midland States Bancorp, Inc.	266,666	0.0
5,267		MidWestOne Financial Group, Inc.	147,265	0.0
17,973		Moelis & Co.	628,156	0.1
31,011	(1),(2)	Mr Cooper Group, Inc.	248,398	0.0
12,439		National Bank Holdings Corp.	451,536	0.1
2,981		National Bankshares, Inc.	116,050	0.0
26,483		National General Holdings Corp.	607,520	0.1
990		National Western Life Group, Inc.	254,430	0.0
18,901		NBT Bancorp., Inc.	708,976	0.1
8,132		Nelnet, Inc.	481,577	0.1
67,935		New York Mortgage Trust, Inc.	421,197	0.1
3,983	(2)	Nicolet Bankshares, Inc.	247,185	0.0
26,200	(2)	NMI Holdings, Inc.	743,818	0.1
22,497		Northfield Bancorp, Inc.	351,178	0.1
40,228		Northwest Bancshares, Inc.	708,415	0.1
3,210		Norwood Financial Corp.	111,740	0.0
6,239		Och-Ziff Capital Management Group, Inc.	143,247	0.0
54,188	(2)	Ocwen Financial Corp.	112,169	0.0
19,092		OFG Bancorp	453,817	0.1
7,215		Old Line Bancshares, Inc.	191,991	0.0
58,794		Old National Bancorp.	975,392	0.1

See Accompanying Notes to Financial Statements

80

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
14,011		Old Second Bancorp, Inc.	178,920	0.0
25,514	(2)	On Deck Capital, Inc.	105,883	0.0
4,577		Oppenheimer Holdings, Inc.	124,586	0.0
9,192		Opus Bank	194,043	0.0
26,126	(1)	Orchid Island Capital, Inc.	166,161	0.0
8,106		Origin Bancorp, Inc.	267,498	0.0
18,411	(1)	Oritani Financial Corp.	326,611	0.1
4,470		Orrstown Financial Services, Inc.	98,295	0.0
3,922		Federal Agricultural Mortgage Corp.	284,973	0.0
20,008		Pacific Premier Bancorp, Inc.	617,847	0.1
5,955	(1)	Park National Corp.	591,867	0.1
6,724		PCSB Financial Corp.	136,161	0.0
8,457		Peapack Gladstone Financial Corp.	237,811	0.0
27,371		Pennymac Mortgage Investment Trust	597,509	0.1
9,238		PennyMac Financial Services, Inc.	204,899	0.0
9,253		Peoples Bancorp., Inc.	298,502	0.0
3,788		Peoples Financial Services Corp.	170,422	0.0
7,899		People's Utah Bancorp	232,231	0.0
5,910		Piper Jaffray Cos.	438,936	0.1
8,511		PJT Partners, Inc.	344,866	0.1
18,186	(2)	PRA Group, Inc.	511,754	0.1
6,063		Preferred Bank/Los Angeles CA	286,477	0.0
21,446		ProAssurance Corp.	774,415	0.1
26,550		Provident Financial Services, Inc.	643,837	0.1
6,638		QCR Holdings, Inc.	231,467	0.0
86,781		Radian Group, Inc.	1,982,946	0.3
7,540		RBB Bancorp	145,824	0.0
13,433	(1)	Ready Capital Corp.	200,152	0.0
38,098		Redwood Trust, Inc.	629,760	0.1
3,730	(2)	Regional Management Corp.	98,360	0.0
4,921		Reliant Bancorp, Inc.	116,283	0.0
20,030		Renasant Corp.	719,878	0.1
4,760		Republic Bancorp., Inc.	236,810	0.0
21,942	(2)	Republic First Bancorp, Inc.	107,735	0.0
15,521	(1)	RLI Corp.	1,330,305	0.2
14,566	(1)	S&T Bancorp, Inc.	545,934	0.1
9,637	(1),(2)	Safeguard Scientifics, Inc.	116,319	0.0
6,554		Safety Insurance Group, Inc.	623,482	0.1
15,081		Sandy Spring Bancorp, Inc.	526,025	0.1
19,380	(2)	Seacoast Banking Corp. of Florida	493,027	0.1
23,591		Selective Insurance Group	1,766,730	0.2
19,601	(1)	ServisFirst Bancshares, Inc.	671,530	0.1
3,007	(2)	Siebert Financial Corp.	27,063	0.0
5,998		Sierra Bancorp.	162,666	0.0
37,025		Simmons First National Corp.	861,201	0.1
4,808	(2)	SmartFinancial, Inc.	104,286	0.0
14,207		South State Corp.	1,046,630	0.1
4,112	(2)	Southern First Bancshares, Inc.	161,026	0.0
6,782		Southern National Bancorp of Virginia, Inc.	103,832	0.0
14,334	(1)	Southside Bancshares, Inc.	464,135	0.1
3,395	(2)	Spirit of Texas Bancshares, Inc.	76,387	0.0
7,732		State Auto Financial Corp.	270,620	0.0
10,705		Sterling Bancorp, Inc./MI	106,729	0.0
9,816		Stewart Information Services Corp.	397,450	0.1
27,755		Stifel Financial Corp.	1,639,210	0.2
10,072		Stock Yards Bancorp, Inc.	364,103	0.1
4,231		Summit Financial Group, Inc.	113,602	0.0
5,363		Territorial Bancorp, Inc.	165,717	0.0
31,018	(2)	Third Point Reinsurance Ltd.	320,106	0.1
16,339		Tiptree Financial, Inc.	102,936	0.0
6,339		Tompkins Financial Corp.	517,262	0.1
29,170		TowneBank/Portsmouth VA	795,758	0.1
13,250		TPG RE Finance Trust, Inc.	255,592	0.0
11,712		Trico Bancshares	442,714	0.1
11,846	(2)	Tristate Capital Holdings, Inc.	252,794	0.0
10,757	(2)	Triumph Bancorp, Inc.	312,491	0.0
10,929	(1),(2)	Trupanion, Inc.	394,865	0.1
44,649		Trustco Bank Corp.	353,620	0.1
26,132	(1)	Trustmark Corp.	868,889	0.1
17,886		UMB Financial Corp.	1,177,257	0.2
40,064	(1)	United Bankshares, Inc.	1,485,974	0.2
31,478		United Community Banks, Inc./GA	899,012	0.1
26,370		United Community Financial Corp.	252,361	0.0
22,068		United Financial Bancorp, Inc.	312,924	0.0
8,916		United Fire Group, Inc.	432,069	0.1
9,641		United Insurance Holdings Corp.	137,481	0.0
12,772	(1)	Universal Insurance Holdings, Inc.	356,339	0.1
14,111		Univest Financial Corp.	370,555	0.1
125,139	(1)	Valley National Bancorp	1,348,998	0.2
18,999		Veritex Holdings, Inc.	493,024	0.1
2,779		Virtus Investment Partners, Inc.	298,465	0.0
29,586	(1)	Waddell & Reed Financial, Inc.	493,199	0.1
11,305		Walker & Dunlop, Inc.	601,539	0.1
33,158		Washington Federal, Inc.	1,158,209	0.2
7,452		Washington Trust Bancorp, Inc.	388,845	0.1
14,000		Waterstone Financial, Inc.	238,840	0.0
6,345	(2)	Watford Holdings Ltd.	173,980	0.0
22,029		WesBanco, Inc.	849,218	0.1
10,896	(1)	Westamerica Bancorp.	671,303	0.1

See Accompanying Notes to Financial Statements

81

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
24,537		Western Asset Mortgage Capital Corp.	244,879	0.0
11,712		Western New England Bancorp, Inc.	109,390	0.0
3,925		Westwood Holdings Group, Inc.	138,160	0.0
49,794	(1)	WisdomTree Investments, Inc.	307,229	0.0
2,574	(2)	World Acceptance Corp.	422,419	0.1
20,974		WSFS Financial Corp.	866,226	0.1
			141,751,710	17.7

		Health Care: 17.2%
12,969	(2)	Abeona Therapeutics, Inc.	61,992	0.0
45,066	(1),(2)	Acadia Pharmaceuticals, Inc.	1,204,614	0.2
11,497	(1),(2)	Accelerate Diagnostics, Inc.	263,051	0.0
17,475	(2)	Acceleron Pharma, Inc.	717,873	0.1
39,345	(2)	Accuray, Inc.	152,265	0.0
29,305	(2)	AcelRx Pharmaceuticals, Inc.	74,142	0.0
55,819	(2)	Achillion Pharmaceuticals, Inc.	149,595	0.0
14,187	(2)	Aclaris Therapeutics, Inc.	31,070	0.0
17,741	(1),(2)	Acorda Therapeutics, Inc.	136,073	0.0
8,666	(1),(2)	Adamas Pharmaceuticals, Inc.	53,729	0.0
4,069	(2)	Addus HomeCare Corp.	304,972	0.0
21,853	(2)	Adverum Biotechnologies, Inc.	259,832	0.0
11,650	(1),(2)	ADMA Biologics, Inc.	45,085	0.0
25,233	(2)	Aduro Biotech, Inc.	38,859	0.0
9,931	(2)	Aeglea BioTherapeutics, Inc.	68,027	0.0
15,667	(1),(2)	Aerie Pharmaceuticals, Inc.	462,960	0.1
23,934	(2)	Affimed NV	68,691	0.0
43,688	(1),(2)	Agenus, Inc.	131,064	0.0
8,927	(2)	AgeX Therapeutics, Inc.	32,762	0.0
18,717	(1),(2)	Aimmune Therapeutics, Inc.	389,688	0.1
5,401	(1),(2)	Akcea Therapeutics, Inc.	126,653	0.0
43,226	(2)	Akebia Therapeutics, Inc.	209,214	0.0
37,847	(2)	Akorn, Inc.	194,912	0.0
4,060	(2)	Albireo Pharma, Inc.	130,894	0.0
26,909	(1),(2)	Alder Biopharmaceuticals, Inc.	316,719	0.1
10,860	(2)	Aldeyra Therapeutics, Inc.	65,160	0.0
3,809	(2)	Alector, Inc.	72,371	0.0
6,618	(1),(2)	Allakos, Inc.	286,758	0.0
14,648	(1),(2)	Allogene Therapeutics, Inc.	393,299	0.1
68,310	(1),(2)	Allscripts Healthcare Solutions, Inc.	794,445	0.1
13,568	(2)	Alphatec Holdings, Inc.	61,597	0.0
14,445	(1),(2)	AMAG Pharmaceuticals, Inc.	144,306	0.0
11,857	(2)	Amedisys, Inc.	1,439,558	0.2
7,904	(1),(2)	American Renal Associates Holdings, Inc.	58,806	0.0
89,340	(2)	Amicus Therapeutics, Inc.	1,114,963	0.2
18,343	(2)	AMN Healthcare Services, Inc.	995,108	0.1
37,027	(1),(2)	Amneal Pharmaceuticals, Inc.	265,484	0.0
15,750	(2)	Amphastar Pharmaceuticals, Inc.	332,482	0.1
9,334	(2)	AnaptysBio, Inc.	526,624	0.1
18,534	(2)	Anavex Life Sciences Corp.	62,460	0.0
15,708	(2)	Angiodynamics, Inc.	309,291	0.1
3,495	(2)	ANI Pharmaceuticals, Inc.	287,289	0.0
5,886	(1),(2)	Anika Therapeutics, Inc.	239,089	0.0
63,688	(2)	Antares Pharma, Inc.	209,534	0.0
18,726	(2)	Apellis Pharmaceuticals, Inc.	474,517	0.1
2,705	(1),(2)	Apollo Medical Holdings, Inc.	45,201	0.0
12,057	(2)	Apyx Medical Corp.	81,023	0.0
22,480	(2)	Aratana Therapeutics, Inc.	115,997	0.0
14,875	(1),(2)	Arcus Biosciences, Inc.	118,256	0.0
21,639	(2)	Ardelyx, Inc.	58,209	0.0
20,062	(2)	Arena Pharmaceuticals, Inc.	1,176,235	0.2
42,473	(2)	Arqule, Inc.	467,628	0.1
88,408	(2)	Array Biopharma, Inc.	4,095,943	0.5
37,764	(1),(2)	Arrowhead Pharmaceuticals, Inc.	1,000,746	0.1
6,696	(1),(2)	Arvinas, Inc.	147,245	0.0
10,004	(2)	Assembly Biosciences, Inc.	134,954	0.0
23,992	(2)	Assertio Therapeutics, Inc.	82,772	0.0
17,619	(1),(2)	Atara Biotherapeutics, Inc.	354,318	0.1
22,777	(1),(2)	Athenex, Inc.	450,985	0.1
54,014	(2)	Athersys, Inc.	90,744	0.0
15,383	(2)	AtriCure, Inc.	459,029	0.1
609		Atrion Corp.	519,319	0.1
16,794	(2)	Audentes Therapeutics, Inc.	635,821	0.1
18,972	(2)	Avanos Medical, Inc.	827,369	0.1
3,059	(2)	Avedro, Inc.	60,079	0.0
26,027	(2)	Avid Bioservices, Inc.	145,751	0.0
6,103	(2)	Avrobio, Inc.	99,235	0.0
14,087	(2)	AxoGen, Inc.	278,923	0.0
6,154	(1),(2)	Axonics Modulation Technologies, Inc.	252,129	0.0
9,725	(2)	Axsome Therapeutics, Inc.	250,419	0.0
3,984	(2)	Beyondspring, Inc.	94,421	0.0
51,622	(2)	BioScrip, Inc.	134,217	0.0
45,599	(1),(2)	BioCryst Pharmaceuticals, Inc.	172,820	0.0
29,511	(2)	BioDelivery Sciences International, Inc.	137,226	0.0
13,094	(2)	Biohaven Pharmaceutical Holding Co. Ltd.	573,386	0.1
3,674	(2)	BioLife Solutions, Inc.	62,274	0.0
6,628	(2)	BioSig Technologies, Inc.	62,237	0.0
2,720	(2)	BioSpecifics Technologies Corp.	162,411	0.0
13,020	(2)	BioTelemetry, Inc.	626,913	0.1
46,234	(1),(2)	Biotime, Inc.	50,857	0.0
19,257	(1),(2)	Blueprint Medicines Corp.	1,816,513	0.2

See Accompanying Notes to Financial Statements

82

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
75,008	(2)	Brookdale Senior Living, Inc.	540,808	0.1
16,301	(2)	Calithera Biosciences, Inc.	63,574	0.0
3,993	(1),(2)	Calyxt, Inc.	49,833	0.0
13,706	(1),(2)	Cambrex Corp.	641,578	0.1
14,520	(1),(2)	Cara Therapeutics, Inc.	312,180	0.1
13,873	(1),(2)	Cardiovascular Systems, Inc.	595,568	0.1
16,334	(1),(2)	CareDx, Inc.	587,861	0.1
21,893	(1),(2)	CASI Pharmaceuticals, Inc.	70,058	0.0
39,382	(2)	Castlight Health, Inc.	127,204	0.0
39,074	(1),(2)	Catalyst Pharmaceuticals, Inc.	150,044	0.0
3,358	(2)	Catasys, Inc.	64,541	0.0
3,011	(2)	Celcuity, Inc.	75,275	0.0
5,614	(2)	Cellular Biomedicine Group, Inc.	92,799	0.0
10,562	(2)	CEL-SCI Corp.	88,510	0.0
11,872	(2)	Cerecor, Inc.	64,584	0.0
58,116	(2)	Cerus Corp.	326,612	0.1
16,863	(2)	Checkpoint Therapeutics, Inc.	51,095	0.0
14,696	(1),(2)	ChemoCentryx, Inc.	136,673	0.0
10,564	(2)	Chiasma, Inc.	78,913	0.0
22,359	(2)	Chimerix, Inc.	96,591	0.0
19,025	(2)	ChromaDex Corp.	88,466	0.0
20,051	(2)	Clovis Oncology, Inc.	298,158	0.0
21,477	(2)	Codexis, Inc.	395,821	0.1
24,165	(1),(2)	Coherus Biosciences, Inc.	534,046	0.1
13,401	(1),(2)	Collegium Pharmaceutical, Inc.	176,223	0.0
39,312	(1),(2)	Community Health Systems, Inc.	104,963	0.0
5,079		Computer Programs & Systems, Inc.	141,145	0.0
9,069	(2)	Concert Pharmaceuticals, Inc.	108,828	0.0
25,431	(2)	ConforMIS, Inc.	110,879	0.0
10,306		Conmed Corp.	881,884	0.1
6,415	(1),(2)	Constellation Pharmaceuticals, Inc.	78,776	0.0
24,508	(1),(2)	Corbus Pharmaceuticals Holdings, Inc.	169,840	0.0
38,821	(1),(2)	Corcept Therapeutics, Inc.	432,854	0.1
37,359	(2)	Corindus Vascular Robotics, Inc.	111,330	0.0
9,575	(2)	CorMedix, Inc.	85,888	0.0
1,569	(2)	Cortexyme, Inc.	66,698	0.0
3,913	(2)	Corvel Corp.	340,470	0.1
4,206	(1),(2)	Crinetics Pharmaceuticals, Inc.	105,150	0.0
15,794	(2)	Cross Country Healthcare, Inc.	148,148	0.0
14,986	(2)	CryoLife, Inc.	448,531	0.1
12,043	(1),(2)	CryoPort, Inc.	220,628	0.0
8,517	(2)	Cue Biopharma, Inc.	76,568	0.0
5,997	(2)	Cutera, Inc.	124,618	0.0
8,499	(1),(2)	Cyclerion Therapeutics, Inc.	97,314	0.0
26,568	(2)	Cymabay Therapeutics, Inc.	190,227	0.0
21,122	(2)	Cytokinetics, Inc.	237,623	0.0
19,347	(2)	CytomX Therapeutics, Inc.	217,073	0.0
14,693	(1),(2)	CytoSorbents Corp.	97,121	0.0
5,120	(1),(2)	Deciphera Pharmaceuticals, Inc.	115,456	0.0
19,430	(2)	Denali Therapeutics, Inc.	403,367	0.1
17,621	(1),(2)	Dermira, Inc.	168,457	0.0
22,263	(2)	Dicerna Pharmaceuticals, Inc.	350,642	0.1
23,641	(1),(2)	Diplomat Pharmacy, Inc.	143,974	0.0
4,569	(1),(2)	Dova Pharmaceuticals, Inc.	64,423	0.0
29,352	(1),(2)	Dynavax Technologies Corp.	117,114	0.0
4,278	(2)	Eagle Pharmaceuticals, Inc./DE	238,199	0.0
19,460	(1),(2)	Editas Medicine, Inc.	481,440	0.1
6,353	(1),(2)	Eidos Therapeutics, Inc.	197,451	0.0
7,999	(2)	Eiger BioPharmaceuticals, Inc.	84,789	0.0
5,830	(1),(2)	ElectroCore, Inc.	11,660	0.0
9,223	(2)	Eloxx Pharmaceuticals, Inc.	91,953	0.0
18,438	(2)	Emergent Biosolutions, Inc.	890,740	0.1
6,923	(1),(2)	Enanta Pharmaceuticals, Inc.	584,163	0.1
89,716	(2)	Endo International PLC	369,630	0.1
20,012		Ensign Group, Inc.	1,139,083	0.2
20,254	(2)	Enzo Biochem, Inc.	68,256	0.0
30,175	(1),(2)	Epizyme, Inc.	378,696	0.1
9,725	(1),(2)	Esperion Therapeutics, Inc.	452,407	0.1
5,217	(1),(2)	Evelo Biosciences, Inc.	46,849	0.0
9,503	(2)	Evofem Biosciences, Inc.	63,100	0.0
28,794	(1),(2)	Evolent Health, Inc.	228,912	0.0
4,565	(1),(2)	Evolus, Inc.	66,740	0.0
24,438	(2)	Fate Therapeutics, Inc.	496,091	0.1
30,818	(1),(2)	FibroGen, Inc.	1,392,357	0.2
14,130	(2)	Five Prime Therapeutics, Inc.	85,204	0.0
14,280	(1),(2)	Flexion Therapeutics, Inc.	175,644	0.0
27,159	(2)	Fluidigm Corp.	334,599	0.1
6,848	(2)	Forty Seven, Inc.	72,589	0.0
13,047	(1),(2)	G1 Therapeutics, Inc.	400,021	0.1
15,177	(2)	Galectin Therapeutics, Inc.	62,985	0.0
38,972	(1),(2)	Genesis Healthcare, Inc.	48,325	0.0
22,455	(2)	GenMark Diagnostics, Inc.	145,733	0.0
9,574	(2)	Genomic Health, Inc.	556,920	0.1
74,261	(1),(2)	Geron Corp.	104,708	0.0
13,883	(2)	Glaukos Corp.	1,046,778	0.1
21,552	(1),(2)	Global Blood Therapeutics, Inc.	1,133,635	0.2
29,747	(2)	Globus Medical, Inc.	1,258,298	0.2
14,882	(1),(2)	GlycoMimetics, Inc.	177,393	0.0
6,796	(2)	Gossamer Bio, Inc.	150,735	0.0
9,041	(1),(2)	Gritstone Oncology, Inc.	100,717	0.0
20,549	(2)	Haemonetics Corp.	2,472,867	0.3
53,049	(2)	Halozyme Therapeutics, Inc.	911,382	0.1
12,164	(2)	Hanger Orthopedic Group, Inc.	232,941	0.0
23,672	(2)	HealthEquity, Inc.	1,548,149	0.2
11,340	(2)	HealthStream, Inc.	293,252	0.0

See Accompanying Notes to Financial Statements

83

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
28,902	(1),(2)	Heron Therapeutics, Inc.	537,288	0.1
2,912	(1),(2)	Heska Corp.	248,015	0.0
33,802	(2)	HMS Holdings Corp.	1,094,847	0.1
8,843	(2)	Homology Medicines, Inc.	173,058	0.0
59,748	(2)	Immunogen, Inc.	129,653	0.0
67,474	(1),(2)	Immunomedics, Inc.	935,864	0.1
27,525	(2)	Innoviva, Inc.	400,764	0.1
7,246	(2)	Inogen, Inc.	483,743	0.1
28,826	(1),(2)	Inovalon Holdings, Inc.	418,265	0.1
39,053	(1),(2)	Inovio Pharmaceuticals, Inc.	114,816	0.0
31,032	(1),(2)	Insmed, Inc.	794,419	0.1
5,686	(2)	Inspire Medical Systems, Inc.	344,856	0.1
12,558	(2)	Integer Holdings Corp.	1,053,867	0.1
14,693	(1),(2)	Intellia Therapeutics, Inc.	240,524	0.0
9,557	(1),(2)	Intercept Pharmaceuticals, Inc.	760,450	0.1
12,432	(1),(2)	Intersect ENT, Inc.	282,952	0.0
19,478	(1),(2)	Intra-Cellular Therapies, Inc.	252,824	0.0
29,639	(1),(2)	Intrexon Corp.	227,035	0.0
3,522	(1),(2)	IntriCon Corp.	82,274	0.0
14,004	(1)	Invacare Corp.	72,681	0.0
34,507	(2)	Invitae Corp.	810,915	0.1
45,200	(1),(2)	Iovance Biotherapeutics, Inc.	1,108,304	0.1
9,764	(1),(2)	iRhythm Technologies, Inc.	772,137	0.1
59,415	(1),(2)	Ironwood Pharmaceuticals, Inc.	650,000	0.1
4,860	(2)	Joint Corp./The	88,452	0.0
5,996	(2)	Jounce Therapeutics, Inc.	29,680	0.0
48,492	(2)	Kadmon Holdings, Inc.	99,894	0.0
8,628	(2)	Kala Pharmaceuticals, Inc.	55,047	0.0
4,796	(2)	KalVista Pharmaceuticals, Inc.	106,231	0.0
23,524	(1),(2)	Karyopharm Therapeutics, Inc.	140,909	0.0
6,808	(1),(2)	Kezar Life Sciences, Inc.	52,490	0.0
14,875	(2)	Kindred Biosciences, Inc.	123,909	0.0
5,859	(2)	Kiniksa Pharmaceuticals Ltd	79,331	0.0
8,894	(2)	Kodiak Sciences, Inc.	104,060	0.0
3,406	(2)	Krystal Biotech, Inc.	137,160	0.0
12,168	(1),(2)	Kura Oncology, Inc.	239,588	0.0
8,611	(1),(2)	La Jolla Pharmaceutical Co.	79,652	0.0
13,921	(1),(2)	Lannett Co., Inc.	84,361	0.0
15,483	(2)	Lantheus Holdings, Inc.	438,169	0.1
7,125		LeMaitre Vascular, Inc.	199,358	0.0
17,314	(2)	Lexicon Pharmaceuticals, Inc.	108,905	0.0
11,828	(2)	LHC Group, Inc.	1,414,392	0.2
8,180	(1),(2)	Ligand Pharmaceuticals, Inc.	933,747	0.1
5,289	(2)	Liquidia Technologies, Inc.	42,312	0.0
19,599	(2)	LivaNova PLC	1,410,344	0.2
3,896	(2)	LogicBio Therapeutics, Inc.	50,648	0.0
16,855		Luminex Corp.	347,887	0.1
17,857	(2)	MacroGenics, Inc.	303,033	0.0
2,953	(1),(2)	Madrigal Pharmaceuticals, Inc.	309,504	0.1
9,513	(2)	Magellan Health, Inc.	706,150	0.1
7,463	(2)	Magenta Therapeutics, Inc.	110,079	0.0
34,160	(1),(2)	Mallinckrodt PLC - W/I	313,589	0.1
79,245	(1),(2)	MannKind Corp.	91,132	0.0
20,904	(1),(2)	Marinus Pharmaceuticals, Inc.	86,752	0.0
10,061	(2)	Marker Therapeutics, Inc.	79,683	0.0
27,792	(1),(2)	Medicines Co.	1,013,574	0.1
17,408	(2)	MediciNova, Inc.	167,639	0.0
10,099	(2)	Medpace Holdings, Inc.	660,677	0.1
25,695	(2)	MEI Pharma, Inc.	64,238	0.0
6,174	(2)	MeiraGTx Holdings plc	165,957	0.0
17,936	(1)	Meridian Bioscience, Inc.	213,080	0.0
21,503	(1),(2)	Merit Medical Systems, Inc.	1,280,719	0.2
13,069	(2)	Mersana Therapeutics, Inc.	52,929	0.0
1,386	(1)	Mesa Laboratories, Inc.	338,655	0.1
5,366	(2)	Millendo Therapeutics, Inc.	62,031	0.0
13,586	(1),(2)	Minerva Neurosciences, Inc.	76,489	0.0
9,919	(2)	Mirati Therapeutics, Inc.	1,021,657	0.1
2,805	(2)	Misonix, Inc.	71,303	0.0
7,843	(2)	Molecular Templates, Inc.	65,489	0.0
40,059	(2)	Momenta Pharmaceuticals, Inc.	498,735	0.1
15,986	(2)	Mustang Bio, Inc.	58,828	0.0
16,890	(1),(2)	MyoKardia, Inc.	846,865	0.1
27,870	(1),(2)	Myriad Genetics, Inc.	774,229	0.1
12,813	(2)	NanoString Technologies, Inc.	388,875	0.1
21,918	(2)	Natera, Inc.	604,498	0.1
5,302		National Healthcare Corp.	430,257	0.1
5,035		National Research Corp.	289,966	0.0
13,508	(2)	Natus Medical, Inc.	347,021	0.1
20,390	(2)	Neogen Corp.	1,266,423	0.2
33,340	(1),(2)	NeoGenomics, Inc.	731,480	0.1
6,933	(1),(2)	Neon Therapeutics, Inc.	32,862	0.0
5,527	(1),(2)	Neuronetics, Inc.	69,143	0.0
11,766	(1),(2)	Nevro Corp.	762,790	0.1
23,156	(2)	NextGen Healthcare, Inc.	460,804	0.1
10,361	(1),(2)	Novavax, Inc.	60,715	0.0
33,426	(1),(2)	Novocure Ltd.	2,113,526	0.3
20,648	(2)	NuVasive, Inc.	1,208,734	0.2
17,284	(1),(2)	Ocular Therapeutix, Inc.	76,050	0.0
3,372	(1),(2)	Odonate Therapeutics, Inc.	123,719	0.0
19,654	(1),(2)	Omeros Corp.	308,371	0.1
15,849	(2)	Omnicell, Inc.	1,363,489	0.2
133,269	(1),(2)	Opko Health, Inc.	325,176	0.1
4,620	(2)	OptimizeRx Corp.	74,844	0.0
10,366	(1),(2)	Optinose, Inc.	73,391	0.0
25,496	(1),(2)	OraSure Technologies, Inc.	236,603	0.0
7,439	(2)	Orthofix Medical, Inc.	393,374	0.1
3,408	(2)	OrthoPediatrics Corp.	132,912	0.0
24,398		Owens & Minor, Inc.	78,074	0.0
57,605	(2)	Pacific Biosciences of California, Inc.	348,510	0.1
16,125	(2)	Pacira BioSciences, Inc.	701,276	0.1

See Accompanying Notes to Financial Statements

84

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
97,173	(1),(2)	Palatin Technologies, Inc.	112,721	0.0
13,152	(1),(2)	Paratek Pharmaceuticals, Inc.	52,476	0.0
32,006	(1)	Patterson Cos., Inc.	732,937	0.1
60,066	(1),(2)	PDL BioPharma, Inc.	188,607	0.0
7,088	(1),(2)	PetIQ, Inc.	233,620	0.0
12,888	(2)	Pfenex, Inc.	86,865	0.0
5,454	(2)	PhaseBio Pharmaceuticals, Inc.	71,556	0.0
8,479		Phibro Animal Health Corp.	269,378	0.0
22,142	(2)	Pieris Pharmaceuticals, Inc.	104,067	0.0
6,249	(1),(2)	PolarityTE, Inc.	35,619	0.0
26,345	(1),(2)	Portola Pharmaceuticals, Inc.	714,740	0.1
4,769	(2)	Precision BioSciences, Inc.	63,189	0.0
21,403	(1),(2)	Prestige Consumer Healthcare, Inc.	678,047	0.1
4,808	(1),(2)	Principia Biopharma, Inc.	159,578	0.0
36,292	(2)	Progenics Pharmaceuticals, Inc.	223,922	0.0
6,110	(2)	Protagonist Therapeutics, Inc.	73,992	0.0
18,472	(2)	Prothena Corp. PLC	195,249	0.0
4,809	(2)	Providence Service Corp.	275,748	0.0
22,182	(2)	PTC Therapeutics, Inc.	998,190	0.1
5,254	(1),(2)	Pulse Biosciences, Inc.	69,353	0.0
12,908	(1),(2)	Puma Biotechnology, Inc.	164,061	0.0
3,907	(2)	Quanterix Corp.	132,018	0.0
13,993	(2)	Quidel Corp.	830,065	0.1
41,612	(1),(2)	R1 RCM, Inc.	523,479	0.1
12,392	(2)	Ra Pharmaceuticals, Inc.	372,627	0.1
17,785	(2)	Radius Health, Inc.	433,243	0.1
17,546	(2)	RadNet, Inc.	241,959	0.0
7,889	(1),(2)	Reata Pharmaceuticals, Inc.	744,327	0.1
9,234	(2)	Recro Pharma, Inc.	93,910	0.0
13,023	(2)	REGENXBIO, Inc.	668,992	0.1
18,509	(2)	Repligen Corp.	1,590,849	0.2
5,529	(2)	Replimune Group, Inc.	81,055	0.0
6,077	(2)	resTORbio, Inc.	61,985	0.0
17,850	(2)	Retrophin, Inc.	358,607	0.1
15,775	(1),(2)	Revance Therapeutics, Inc.	204,602	0.0
7,959	(2)	Rhythm Pharmaceuticals, Inc.	175,098	0.0
74,982	(2)	Rigel Pharmaceuticals, Inc.	195,703	0.0
10,676	(1),(2)	Rocket Pharmaceuticals, Inc.	160,140	0.0
25,297	(1),(2)	Rockwell Medical, Inc.	76,144	0.0
25,187	(2)	RTI Surgical Holdings, Inc.	107,045	0.0
14,409	(1),(2)	Rubius Therapeutics, Inc.	226,654	0.0
44,098	(1),(2)	Sangamo Therapeutics, Inc.	474,935	0.1
10,875	(2)	Savara, Inc.	25,774	0.0
6,760	(2)	Scholar Rock Holding Corp.	107,214	0.0
7,000	(2)	SeaSpine Holdings Corp.	92,750	0.0
43,537	(2)	Select Medical Holdings Corp.	690,932	0.1
43,605	(1),(2)	Senseonics Holdings, Inc.	88,954	0.0
10,115	(1),(2)	Seres Therapeutics, Inc.	32,570	0.0
2,422	(2)	Shockwave Medical, Inc.	138,272	0.0
5,113	(2)	SI-BONE, Inc.	103,998	0.0
9,461	(2)	Sientra, Inc.	58,280	0.0
22,040	(2)	SIGA Technologies, Inc.	125,187	0.0
2,109	(2)	Silk Road Medical, Inc.	102,202	0.0
5,195		Simulations Plus, Inc.	148,369	0.0
5,080	(1),(2)	Solid Biosciences, Inc.	29,210	0.0
50,144	(1),(2)	Sorrento Therapeutics, Inc.	133,884	0.0
12,830	(2)	Spark Therapeutics, Inc.	1,313,535	0.2
42,804	(1),(2)	Spectrum Pharmaceuticals, Inc.	368,542	0.1
4,782	(2)	Spero Therapeutics, Inc.	55,041	0.0
17,860	(1),(2)	Staar Surgical Co.	524,727	0.1
15,937	(1),(2)	Stemline Therapeutics, Inc.	244,155	0.0
19,592	(1),(2)	Supernus Pharmaceuticals, Inc.	648,299	0.1
9,444	(2)	Surgery Partners, Inc.	76,874	0.0
5,631	(2)	SurModics, Inc.	243,090	0.0
5,164	(2)	Sutro Biopharma, Inc.	58,766	0.0
9,144	(2)	Syndax Pharmaceuticals, Inc.	85,131	0.0
24,652	(2)	Syneos Health, Inc.	1,259,471	0.2
7,207	(2)	Synlogic, Inc.	65,584	0.0
3,199	(2)	Synthorx, Inc.	43,218	0.0
13,602	(2)	Syros Pharmaceuticals, Inc.	125,955	0.0
7,408	(1),(2)	Tabula Rasa HealthCare, Inc.	369,881	0.1
7,336	(1),(2)	Tactile Systems Technology, Inc.	417,565	0.1
22,013	(2)	Tandem Diabetes Care, Inc.	1,420,279	0.2
27,579	(1),(2)	Teladoc Health, Inc.	1,831,521	0.2
39,034	(2)	Tenet Healthcare Corp.	806,442	0.1
29,193	(1),(2)	TG Therapeutics, Inc.	252,519	0.0
79,888	(1),(2)	TherapeuticsMD, Inc.	207,709	0.0
18,830	(1),(2)	Theravance Biopharma, Inc.	307,494	0.0
18,694	(1),(2)	Tivity Health, Inc.	307,329	0.0
8,527	(1),(2)	Tocagen, Inc.	56,960	0.0
76,629	(1),(2)	TransEnterix, Inc.	104,215	0.0
12,044	(1),(2)	Translate Bio, Inc.	152,116	0.0
2,271	(2)	TransMedics Group, Inc.	65,836	0.0
8,250	(1),(2)	Tricida, Inc.	325,545	0.1
9,103	(2)	Triple-S Management Corp.	217,107	0.0
2,141	(2)	Turning Point Therapeutics, Inc.	87,139	0.0
8,482	(2)	Twist Bioscience Corp.	246,063	0.0
44,051	(2)	Tyme Technologies, Inc.	53,742	0.0
21,529	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,367,092	0.2
11,853	(1),(2)	UNITY Biotechnology, Inc.	112,604	0.0
6,689	(2)	UroGen Pharma Ltd.	240,403	0.0
5,125	(1)	US Physical Therapy, Inc.	628,171	0.1
1,538		Utah Medical Products, Inc.	147,187	0.0

See Accompanying Notes to Financial Statements

85

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
21,932	(2)	Vanda Pharmaceuticals, Inc.	309,022	0.1
2,814	(2)	Vapotherm, Inc.	64,722	0.0
15,631	(2)	Varex Imaging Corp.	479,090	0.1
48,338	(2)	VBI Vaccines, Inc.	56,555	0.0
18,635	(2)	Veracyte, Inc.	531,284	0.1
18,383	(1),(2)	Vericel Corp.	347,255	0.1
4,484	(1),(2)	Verrica Pharmaceuticals, Inc.	52,104	0.0
27,867	(2)	ViewRay, Inc.	245,508	0.0
26,787	(1),(2)	Viking Therapeutics, Inc.	222,332	0.0
12,599	(1),(2)	Vocera Communications, Inc.	402,160	0.1
9,619	(1),(2)	Voyager Therapeutics, Inc.	261,829	0.0
8,689	(1),(2)	WaVe Life Sciences Ltd.	226,696	0.0
49,778	(1),(2)	Wright Medical Group NV	1,484,380	0.2
3,858	(2)	X4 Pharmaceuticals, Inc.	57,870	0.0
8,066	(2)	XBiotech, Inc.	61,140	0.0
19,038	(1),(2)	Xencor, Inc.	779,225	0.1
10,014	(2)	Xeris Pharmaceuticals, Inc.	114,560	0.0
7,365	(2)	Y-mAbs Therapeutics, Inc.	168,438	0.0
62,710	(1),(2)	ZIOPHARM Oncology, Inc.	365,599	0.1
17,082	(1),(2)	Zogenix, Inc.	816,178	0.1
7,747	(2)	Zynerba Pharmaceuticals, Inc.	104,972	0.0
6,472	(2)	Zynex, Inc.	58,183	0.0
			137,835,210	17.2

		Industrials: 15.8%
16,660	(1)	AAON, Inc.	835,999	0.1
13,992		AAR Corp.	514,766	0.1
26,633	(1)	ABM Industries, Inc.	1,065,320	0.1
25,362	(2)	Acacia Research Corp.	75,071	0.0
42,872		ACCO Brands Corp.	337,403	0.0
24,061		Actuant Corp.	596,953	0.1
28,614	(2)	Advanced Disposal Services, Inc.	913,073	0.1
14,551		Advanced Drainage Systems, Inc.	477,127	0.1
13,736	(2)	Aegion Corp.	252,742	0.0
29,238	(1),(2)	Aerojet Rocketdyne Holdings, Inc.	1,308,985	0.2
8,713	(2)	Aerovironment, Inc.	494,637	0.1
23,610	(2)	Air Transport Services Group, Inc.	576,084	0.1
21,234		Aircastle Ltd.	451,435	0.1
3,998		Alamo Group, Inc.	399,520	0.1
11,614		Albany International Corp.	962,917	0.1
5,180	(1)	Allegiant Travel Co.	743,330	0.1
2,875		Allied Motion Technologies, Inc.	108,962	0.0
24,007		Altra Industrial Motion Corp.	861,371	0.1
9,305	(2)	Ameresco, Inc.	137,063	0.0
7,775	(2)	American Superconductor Corp.	72,150	0.0
5,729	(2)	American Woodmark Corp.	484,788	0.1
10,225		Apogee Enterprises, Inc.	444,174	0.1
15,294		Applied Industrial Technologies, Inc.	941,040	0.1
10,180		ArcBest Corp.	286,160	0.0
18,288		Arcosa, Inc.	688,177	0.1
6,417		Argan, Inc.	260,274	0.0
9,730	(2)	Armstrong Flooring, Inc.	95,840	0.0
20,257	(2)	ASGN, Inc.	1,227,574	0.2
8,904		Astec Industries, Inc.	289,914	0.0
9,366	(2)	Astronics Corp.	376,701	0.1
16,563	(2)	Atkore International Group, Inc.	428,485	0.1
8,980	(2)	Atlas Air Worldwide Holdings, Inc.	400,867	0.1
25,068	(2)	Avis Budget Group, Inc.	881,391	0.1
23,143	(2)	Axon Enterprise, Inc.	1,486,012	0.2
10,825		AZZ, Inc.	498,166	0.1
19,002		Barnes Group, Inc.	1,070,573	0.1
2,971		Barrett Business Services, Inc.	245,405	0.0
27,531	(1),(2)	Beacon Roofing Supply, Inc.	1,010,938	0.1
3,232		BG Staffing, Inc.	61,020	0.0
21,394	(2)	Bloom Energy Corp.	262,504	0.0
5,633	(2)	Blue Bird Corp.	110,914	0.0
3,834	(1),(2)	BlueLinx Holdings, Inc.	75,952	0.0
27,418	(2)	BMC Stock Holdings, Inc.	581,262	0.1
19,244		Brady Corp.	949,114	0.1
16,769	(1)	Briggs & Stratton Corp.	171,715	0.0
12,783	(1),(2)	BrightView Holdings, Inc.	239,170	0.0
20,163	(1)	Brink's Co.	1,636,832	0.2
44,644	(2)	Builders FirstSource, Inc.	752,698	0.1
8,923		Caesarstone Ltd.	134,113	0.0
6,769	(2)	CAI International, Inc.	168,007	0.0
17,382	(2)	Casella Waste Systems, Inc.	688,849	0.1
21,477	(2)	CBIZ, Inc.	420,734	0.1
13,396	(2)	Ceco Environmental Corp.	128,468	0.0
13,838	(2)	Chart Industries, Inc.	1,063,865	0.1
8,718	(2)	Cimpress NV	792,379	0.1
7,017	(2)	CIRCOR International, Inc.	322,782	0.0
9,459	(1)	Columbus McKinnon Corp.	396,994	0.1
14,935		Comfort Systems USA, Inc.	761,536	0.1
11,545	(2)	Commercial Vehicle Group, Inc.	92,591	0.0
4,379	(2)	Construction Partners, Inc.	65,773	0.0
14,888	(2)	Continental Building Products, Inc.	395,574	0.1
16,322	(2)	Cornerstone Building Brands, Inc.	95,157	0.0
19,931		Costamare, Inc.	102,246	0.0
48,225		Covanta Holding Corp.	863,710	0.1
5,396	(2)	Covenant Transportation Group, Inc.	79,375	0.0
3,214		CRA International, Inc.	123,193	0.0
6,149		CSW Industrials, Inc.	419,054	0.1
11,357		Cubic Corp.	732,299	0.1
15,103	(1),(2)	Daseke, Inc.	54,371	0.0
17,889		Deluxe Corp.	727,367	0.1
9,328		Douglas Dynamics, Inc.	371,161	0.1
4,680	(2)	Ducommun, Inc.	210,928	0.0
6,569	(2)	DXP Enterprises, Inc.	248,899	0.0
12,144	(2)	Dycom Industries, Inc.	714,917	0.1
19,844	(2)	Eagle Bulk Shipping, Inc.	103,983	0.0

See Accompanying Notes to Financial Statements

86

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
3,071		Eastern Co/The	86,049	0.0
11,373	(1),(2)	Echo Global Logistics, Inc.	237,354	0.0
22,687		EMCOR Group, Inc.	1,998,725	0.3
8,508		Encore Wire Corp.	498,399	0.1
12,752	(1),(2)	Energous Corp.	55,726	0.0
16,860	(1),(2)	Energy Recovery, Inc.	175,681	0.0
17,063		EnerSys	1,168,815	0.1
11,467	(1)	Ennis, Inc.	235,303	0.0
8,290		EnPro Industries, Inc.	529,234	0.1
10,520		ESCO Technologies, Inc.	869,162	0.1
2,092	(1)	EVI Industries, Inc.	80,061	0.0
30,730	(1),(2)	Evoqua Water Technologies Corp.	437,595	0.1
21,017		Exponent, Inc.	1,230,335	0.2
24,123		Federal Signal Corp.	645,290	0.1
4,922		Forrester Research, Inc.	231,482	0.0
11,378		Forward Air Corp.	673,009	0.1
6,801	(2)	Foundation Building Materials, Inc.	120,922	0.0
4,635	(2)	Franklin Covey Co.	157,590	0.0
18,772		Franklin Electric Co., Inc.	891,670	0.1
15,155	(2)	FTI Consulting, Inc.	1,270,595	0.2
14,809	(1)	GATX Corp.	1,174,206	0.2
24,056	(2)	Generac Holdings, Inc.	1,669,727	0.2
12,955	(1),(2)	Gibraltar Industries, Inc.	522,864	0.1
13,152	(2)	GMS, Inc.	289,344	0.0
7,788		Gorman-Rupp Co.	255,680	0.0
4,965	(2)	GP Strategies Corp.	74,872	0.0
4,947		Graham Corp.	99,979	0.0
17,683	(1)	Granite Construction, Inc.	851,967	0.1
25,452	(2)	Great Lakes Dredge & Dock Corp.	280,990	0.0
12,592		Greenbrier Cos., Inc.	382,797	0.1
14,099		Griffon Corp.	238,555	0.0
12,618		H&E Equipment Services, Inc.	367,058	0.0
31,969	(2)	Harsco Corp.	877,229	0.1
19,443	(1)	Hawaiian Holdings, Inc.	533,321	0.1
29,626	(1)	Healthcare Services Group, Inc.	898,260	0.1
18,857	(1)	Heartland Express, Inc.	340,746	0.0
7,844		Heidrick & Struggles International, Inc.	235,085	0.0
11,974		Helios Technologies, Inc.	555,713	0.1
9,665	(2)	Herc Holdings, Inc.	442,947	0.1
6,794	(2)	Heritage-Crystal Clean, Inc.	178,750	0.0
23,659		Herman Miller, Inc.	1,057,557	0.1
38,849	(2)	Hertz Global Holdings, Inc.	620,030	0.1
24,619		Hillenbrand, Inc.	974,174	0.1
17,542		HNI Corp.	620,636	0.1
13,021	(2)	HUB Group, Inc.	546,622	0.1
9,264	(2)	Huron Consulting Group, Inc.	466,720	0.1
619		Hyster-Yale Materials Handling, Inc. - A shares	34,206	0.0
3,750	(2)	Hyster-Yale Materials Handling, Inc. - B shares	207,225	0.0
7,483		ICF International, Inc.	544,762	0.1
19,456	(1),(2)	Innerworkings, Inc.	74,322	0.0
15,294		Insperity, Inc.	1,868,009	0.2
7,177		Insteel Industries, Inc.	149,425	0.0
24,084		Interface, Inc.	369,208	0.1
27,208	(2)	JELD-WEN Holding, Inc.	577,626	0.1
12,646	(1)	John Bean Technologies Corp.	1,531,810	0.2
4,413		Kadant, Inc.	400,745	0.1
11,001		Kaman Corp.	700,654	0.1
13,750		Kelly Services, Inc.	360,112	0.0
32,134		Kennametal, Inc.	1,188,637	0.2
9,221		Kforce, Inc.	323,565	0.0
16,495		Kimball International, Inc.	287,508	0.0
19,617		Knoll, Inc.	450,799	0.1
22,303		Korn Ferry	893,681	0.1
36,035	(2)	Kratos Defense & Security Solutions, Inc.	824,841	0.1
2,891	(2)	Lawson Products	106,186	0.0
4,490	(2)	LB Foster Co.	122,757	0.0
4,282	(1)	Lindsay Corp.	352,023	0.0
13,819		LSC Communications, Inc.	50,716	0.0
9,680		Luxfer Holdings PLC	237,354	0.0
7,353	(2)	Lydall, Inc.	148,531	0.0
14,352	(2)	Manitowoc Co., Inc./The	255,466	0.0
16,204		Marten Transport Ltd.	294,103	0.0
10,804	(2)	Masonite International Corp.	569,155	0.1
24,886	(1),(2)	Mastec, Inc.	1,282,376	0.2
17,544		Matson, Inc.	681,584	0.1
12,624		Matthews International Corp.	439,946	0.1
23,224	(1)	Maxar Technologies, Inc.	181,612	0.0
9,883		McGrath Rentcorp	614,228	0.1
21,290	(2)	Mercury Systems, Inc.	1,497,751	0.2
32,078	(2)	Meritor, Inc.	777,891	0.1
6,943	(2)	Mesa Air Group, Inc.	63,459	0.0
27,615	(2)	Milacron Holdings Corp.	381,087	0.1
4,951		Miller Industries, Inc.	152,243	0.0
7,542	(2)	Mistras Group, Inc.	108,379	0.0
17,851		Mobile Mini, Inc.	543,206	0.1
12,906		Moog, Inc.	1,208,131	0.2
32,764	(2)	MRC Global, Inc.	560,920	0.1
13,600	(1)	MSA Safety, Inc.	1,433,304	0.2
22,740		Mueller Industries, Inc.	665,600	0.1
62,738		Mueller Water Products, Inc.	616,087	0.1
5,792		Multi-Color Corp.	289,426	0.0
6,929	(2)	MYR Group, Inc.	258,798	0.0
2,097	(1)	National Presto Industries, Inc.	195,629	0.0
16,573		Navigant Consulting, Inc.	384,328	0.1
19,962	(2)	Navistar International Corp.	687,691	0.1
17,435		NN, Inc.	170,166	0.0
4,603	(2)	Northwest Pipe Co.	118,665	0.0
43,387	(1),(2)	NOW, Inc.	640,392	0.1
3,988	(2)	NV5 Global, Inc.	324,623	0.0
1,267		Omega Flex, Inc.	97,318	0.0
3,924		Park-Ohio Holdings Corp.	127,883	0.0
5,710	(2)	Parsons Corp.	210,471	0.0
9,154	(2)	Patrick Industries, Inc.	450,285	0.1
21,981	(2)	PGT Innovations, Inc.	367,522	0.1
10,351	(2)	Pico Holdings, Inc.	120,279	0.0
74,576	(1)	Pitney Bowes, Inc.	319,185	0.0
93,049	(1),(2)	Plug Power, Inc.	209,360	0.0
4,078		Powell Industries, Inc.	154,964	0.0
1,207		Preformed Line Products Co.	67,013	0.0
18,164		Primoris Services Corp.	380,173	0.1
10,741	(2)	Proto Labs, Inc.	1,246,171	0.2

See Accompanying Notes to Financial Statements

87

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
13,034	(1)	Quad/Graphics, Inc.	103,099	0.0
13,972		Quanex Building Products Corp.	263,931	0.0
18,648	(2)	Radiant Logistics, Inc.	114,499	0.0
14,723		Raven Industries, Inc.	528,261	0.1
9,559	(2)	RBC Bearings, Inc.	1,594,537	0.2
12,897		Resources Connection, Inc.	206,481	0.0
11,586		REV Group, Inc.	166,954	0.0
41,221	(2)	Rexnord Corp.	1,245,699	0.2
27,891		RR Donnelley & Sons Co.	54,945	0.0
13,754		Rush Enterprises, Inc. - Class A	502,296	0.1
20,992	(2)	Safe Bulkers, Inc.	32,748	0.0
10,297	(2)	Saia, Inc.	665,907	0.1
25,106	(1)	Scorpio Bulkers, Inc.	115,488	0.0
16,699		Simpson Manufacturing Co., Inc.	1,109,816	0.1
16,210	(1),(2)	SiteOne Landscape Supply, Inc.	1,123,353	0.1
20,361		Skywest, Inc.	1,235,302	0.2
8,882	(2)	SP Plus Corp.	283,602	0.0
14,614		Spartan Motors, Inc.	160,169	0.0
27,694	(2)	Spirit Airlines, Inc.	1,321,835	0.2
17,565	(2)	SPX Corp.	579,996	0.1
16,966	(2)	SPX FLOW, Inc.	710,197	0.1
5,107		Standex International Corp.	373,526	0.1
35,351		Steelcase, Inc.	604,502	0.1
11,002	(2)	Sterling Construction Co., Inc.	147,647	0.0
42,256	(1),(2)	Sunrun, Inc.	792,723	0.1
5,559	(1)	Systemax, Inc.	123,187	0.0
12,447	(1),(2)	Team, Inc.	190,688	0.0
7,200	(1)	Tennant Co.	440,640	0.1
20,132		Terex Corp.	632,145	0.1
22,120		Tetra Tech, Inc.	1,737,526	0.2
12,101	(1),(2)	Textainer Group Holdings Ltd.	121,978	0.0
14,006	(2)	Thermon Group Holdings, Inc.	359,254	0.0
20,279		Titan International, Inc.	99,164	0.0
7,764	(2)	Titan Machinery, Inc.	159,783	0.0
8,884	(1),(2)	TPI Composites, Inc.	219,612	0.0
23,414	(1),(2)	Trex Co., Inc.	1,678,784	0.2
18,842	(2)	Trimas Corp.	583,537	0.1
17,578	(2)	TriNet Group, Inc.	1,191,788	0.2
20,572		Triton International Ltd./Bermuda	673,939	0.1
19,986	(1)	Triumph Group, Inc.	457,679	0.1
15,846	(2)	TrueBlue, Inc.	349,563	0.0
15,635	(1),(2)	Tutor Perini Corp.	216,857	0.0
3,559	(2)	Twin Disc, Inc.	53,741	0.0
6,062		Unifirst Corp.	1,143,111	0.1
24,251		Universal Forest Products, Inc.	922,993	0.1
3,425		Universal Logistics Holdings, Inc.	76,960	0.0
19,964	(2)	Upwork, Inc.	321,021	0.0
8,994		US Ecology, Inc.	535,503	0.1
7,753	(1),(2)	US Xpress Enterprises, Inc.	39,850	0.0
5,111	(2)	Vectrus, Inc.	207,302	0.0
4,821	(2)	Veritiv Corp.	93,624	0.0
8,465		Viad Corp.	560,722	0.1
7,383	(2)	Vicor Corp.	229,242	0.0
16,761	(2)	Vivint Solar, Inc.	122,355	0.0
4,277		VSE Corp.	122,707	0.0
21,567		Wabash National Corp.	350,895	0.0
15,955	(2)	WageWorks, Inc.	810,354	0.1
10,971		Watts Water Technologies, Inc.	1,022,278	0.1
43,036	(2)	Welbilt, Inc.	718,701	0.1
18,701	(1)	Werner Enterprises, Inc.	581,227	0.1
22,833	(2)	Wesco Aircraft Holdings, Inc.	253,446	0.0
4,165	(1),(2)	Willdan Group, Inc.	155,146	0.0
17,285	(2)	Willscot Corp.	259,966	0.0
13,882	(1),(2)	YRC Worldwide, Inc.	55,944	0.0
			126,432,016	15.8

		Information Technology: 13.1%
43,892	(1),(2)	3D Systems Corp.	399,417	0.1
37,519	(1),(2)	8x8, Inc.	904,208	0.1
25,447	(2)	A10 Networks, Inc.	173,548	0.0
14,144	(2)	Acacia Communications, Inc.	667,031	0.1
46,215	(2)	ACI Worldwide, Inc.	1,587,023	0.2
10,306	(2)	Adesto Technologies Corp.	83,994	0.0
20,439		Adtran, Inc.	311,695	0.0
15,348	(1),(2)	Advanced Energy Industries, Inc.	863,632	0.1
17,892	(2)	Aerohive Networks, Inc.	79,262	0.0
8,021	(2)	Agilysys, Inc.	172,211	0.0
4,346	(2)	Airgain, Inc.	61,494	0.0
9,974	(2)	Akoustis Technologies, Inc.	63,832	0.0
14,034	(2)	Alarm.com Holdings, Inc.	750,819	0.1
9,570	(2)	Alpha & Omega Co.	89,384	0.0
14,583	(1),(2)	Altair Engineering, Inc.	589,007	0.1
12,688	(1),(2)	Ambarella, Inc.	559,921	0.1
11,379	(2)	Amber Road, Inc.	148,610	0.0
13,736		American Software, Inc.	180,628	0.0
41,513	(2)	Amkor Technology, Inc.	309,687	0.0
12,096	(2)	Anixter International, Inc.	722,252	0.1
6,483	(2)	Appfolio, Inc.	663,016	0.1
12,044	(2)	Appian Corp.	434,427	0.1
7,684	(1),(2)	Applied Optoelectronics, Inc.	78,991	0.0
10,211	(2)	Aquantia Corp.	133,049	0.0
30,611	(2)	Arlo Technologies, Inc.	122,750	0.0
2,464		AstroNova, Inc.	63,670	0.0
42,823	(2)	Avaya Holdings Corp.	510,022	0.1
13,067	(2)	Avid Technology, Inc.	119,171	0.0
19,828		AVX Corp.	329,145	0.0
14,048	(2)	Axcelis Technologies, Inc.	211,422	0.0
15,801	(2)	AXT, Inc.	62,572	0.0
11,663	(1)	Badger Meter, Inc.	696,164	0.1
3,625		Bel Fuse, Inc.	62,241	0.0
15,738	(1)	Belden, Inc.	937,513	0.1
17,501		Benchmark Electronics, Inc.	439,625	0.1
11,591	(2)	Benefitfocus, Inc.	314,696	0.0
19,552		Blackbaud, Inc.	1,632,592	0.2
16,420	(1),(2)	Blackline, Inc.	878,634	0.1
17,224	(2)	Bottomline Technologies de, Inc.	761,990	0.1
53,193	(1),(2)	Box, Inc.	936,729	0.1
18,094	(2)	Brightcove, Inc.	186,911	0.0
27,829	(1)	Brooks Automation, Inc.	1,078,374	0.1

See Accompanying Notes to Financial Statements

88

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
11,240		Cabot Microelectronics Corp.	1,237,299	0.2
13,946	(2)	CalAmp Corp.	162,889	0.0
18,938	(2)	Calix, Inc.	124,233	0.0
21,111	(2)	Carbon Black, Inc.	352,976	0.0
12,959	(1),(2)	Carbonite, Inc.	337,452	0.0
15,810	(1),(2)	Cardtronics plc	431,929	0.1
13,335	(2)	Casa Systems, Inc.	85,744	0.0
6,460		Cass Information Systems, Inc.	313,181	0.0
9,090	(2)	Ceva, Inc.	221,341	0.0
11,742	(2)	ChannelAdvisor Corp.	102,860	0.0
23,682	(2)	Cirrus Logic, Inc.	1,034,903	0.1
32,680	(2)	Cision Ltd.	383,336	0.1
5,371	(2)	Clearfield, Inc.	71,166	0.0
87,426	(1),(2)	Cloudera, Inc.	459,861	0.1
16,142		Cohu, Inc.	249,071	0.0
15,680	(2)	Commvault Systems, Inc.	778,042	0.1
9,986		Comtech Telecommunications Corp.	280,706	0.0
62,428	(2)	Conduent, Inc.	598,684	0.1
11,173	(2)	Control4 Corp.	265,359	0.0
21,901	(2)	Cornerstone OnDemand, Inc.	1,268,725	0.2
16,068	(2)	Cray, Inc.	559,488	0.1
13,636	(1)	CSG Systems International, Inc.	665,846	0.1
13,527		CTS Corp.	373,075	0.1
17,388	(1)	Daktronics, Inc.	107,284	0.0
30,815	(1),(2)	Diebold Nixdorf, Inc.	282,265	0.0
11,688	(2)	Digi International, Inc.	148,204	0.0
4,778	(1),(2)	Digimarc Corp.	212,095	0.0
32,001	(2)	Digital Turbine, Inc.	160,005	0.0
16,399	(2)	Diodes, Inc.	596,432	0.1
7,084	(2)	Domo, Inc.	193,535	0.0
4,368	(2)	DSP Group, Inc.	62,724	0.0
9,769	(1)	Ebix, Inc.	490,599	0.1
8,670	(2)	eGain Corp.	70,574	0.0
17,114	(1),(2)	Electronics for Imaging, Inc.	631,678	0.1
31,442	(1),(2)	Endurance International Group Holdings, Inc.	150,922	0.0
36,275	(2)	Enphase Energy, Inc.	661,293	0.1
18,323	(2)	Envestnet, Inc.	1,252,743	0.2
5,355	(2)	ePlus, Inc.	369,174	0.1
12,772	(1),(2)	Everbridge, Inc.	1,142,072	0.1
24,582		EVERTEC, Inc.	803,831	0.1
11,403	(2)	Evo Payments, Inc.	359,537	0.1
19,077	(2)	Exela Technologies, Inc.	41,779	0.0
13,433	(2)	ExlService Holdings, Inc.	888,324	0.1
48,628	(2)	Extreme Networks, Inc.	314,623	0.0
14,637	(2)	Fabrinet	727,020	0.1
6,958	(1),(2)	Faro Technologies, Inc.	365,852	0.1
46,831	(2)	Finisar Corp.	1,071,025	0.1
87,368	(1),(2)	Fitbit, Inc.	384,419	0.1
23,238	(2)	Five9, Inc.	1,191,877	0.2
15,013	(2)	ForeScout Technologies, Inc.	508,340	0.1
31,234	(2)	Formfactor, Inc.	489,437	0.1
16,519	(1),(2)	GTT Communications, Inc.	290,734	0.0
10,108	(2)	GTY Technology Holdings, Inc.	69,240	0.0
11,382		Hackett Group, Inc.	191,104	0.0
37,327	(2)	Harmonic, Inc.	207,165	0.0
3,419	(2)	I3 Verticals, Inc.	100,690	0.0
9,502	(2)	Ichor Holdings Ltd.	224,627	0.0
28,771	(2)	Ideanomics, Inc.	70,777	0.0
24,814	(1),(2)	II-VI, Inc.	907,200	0.1
12,362	(2)	Immersion Corp.	94,075	0.0
6,166	(2)	Impinj, Inc.	176,471	0.0
64,215	(1),(2)	Infinera Corp.	186,866	0.0
17,348	(1),(2)	Inphi Corp.	869,135	0.1
17,940	(2)	Inseego Corp.	85,933	0.0
14,236	(2)	Insight Enterprises, Inc.	828,535	0.1
13,152	(1),(2)	Instructure, Inc.	558,960	0.1
2,838	(2)	Intelligent Systems Corp.	81,706	0.0
13,164		InterDigital, Inc.	847,762	0.1
5,012	(2)	International Money Express, Inc.	70,669	0.0
13,155	(2)	Iteris, Inc.	68,011	0.0
13,567	(2)	Itron, Inc.	848,887	0.1
18,858	(1)	j2 Global, Inc.	1,676,288	0.2
56,049		KBR, Inc.	1,397,862	0.2
22,517		Kemet Corp.	423,545	0.1
10,762	(2)	Kimball Electronics, Inc.	174,775	0.0
34,787	(1),(2)	Knowles Corp.	636,950	0.1
48,761	(2)	Lattice Semiconductor Corp.	711,423	0.1
47,045	(2)	Limelight Networks, Inc.	127,021	0.0
23,888	(1),(2)	LivePerson, Inc.	669,819	0.1
27,343	(2)	LiveRamp Holdings, Inc.	1,325,589	0.2
30,315	(1),(2)	Lumentum Holdings, Inc.	1,619,124	0.2
18,474	(1),(2)	MACOM Technology Solutions Holdings, Inc.	279,512	0.0
10,693		Mantech International Corp.	704,134	0.1
25,798		MAXIMUS, Inc.	1,871,387	0.2
26,041	(2)	MaxLinear, Inc.	610,401	0.1
14,552		Methode Electronics, Inc.	415,751	0.1
3,538	(2)	MicroStrategy, Inc.	507,031	0.1
15,507	(2)	Mitek Systems, Inc.	154,140	0.0
35,997	(2)	MobileIron, Inc.	223,181	0.0
12,840	(2)	Model N, Inc.	250,380	0.0
17,407		Monotype Imaging Holdings, Inc.	293,134	0.0
7,419		MTS Systems Corp.	434,234	0.1
9,666	(1),(2)	Nanometrics, Inc.	335,507	0.0
5,132	(1),(2)	Napco Security Technologies, Inc.	152,318	0.0
16,486	(2)	NeoPhotonics Corp.	68,911	0.0
13,115	(1),(2)	Netgear, Inc.	331,678	0.0
30,572	(2)	Netscout Systems, Inc.	776,223	0.1
26,588		NIC, Inc.	426,471	0.1
10,971	(1),(2)	nLight, Inc.	210,643	0.0
13,137	(2)	Novanta, Inc.	1,238,819	0.2
1,951		NVE Corp.	135,848	0.0
13,873	(2)	OneSpan, Inc.	196,580	0.0
6,766	(1),(2)	OSI Systems, Inc.	762,055	0.1
5,111	(1),(2)	PAR Technology Corp.	144,130	0.0
7,780		Park Electrochemical Corp.	129,848	0.0
12,081	(2)	Paysign, Inc.	161,523	0.0
4,722		PC Connection, Inc.	165,176	0.0
3,164	(2)	PCM, Inc.	110,867	0.0
11,682	(2)	PDF Solutions, Inc.	153,268	0.0
13,485	(2)	Perficient, Inc.	462,805	0.1
57,077		Perspecta, Inc.	1,336,173	0.2
28,025	(2)	Photronics, Inc.	229,805	0.0
13,386		Plantronics, Inc.	495,817	0.1
12,300	(2)	Plexus Corp.	717,951	0.1

See Accompanying Notes to Financial Statements

89

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
11,589		Power Integrations, Inc.	929,206	0.1
16,297		Presidio, Inc.	222,780	0.0
18,108		Progress Software Corp.	789,871	0.1
13,116	(1),(2)	PROS Holdings, Inc.	829,718	0.1
15,251	(1),(2)	Q2 Holdings, Inc.	1,164,566	0.2
4,928		QAD, Inc.	198,155	0.0
13,673	(2)	Qualys, Inc.	1,190,645	0.2
43,916	(2)	Rambus, Inc.	528,749	0.1
18,889	(2)	Rapid7, Inc.	1,092,540	0.1
25,643	(2)	Ribbon Communications, Inc.	125,394	0.0
11,730	(2)	Rimini Street, Inc.	62,169	0.0
7,333	(2)	Rogers Corp.	1,265,529	0.2
12,880	(2)	Rudolph Technologies, Inc.	355,874	0.0
31,376	(2)	SailPoint Technologies Holding, Inc.	628,775	0.1
27,181	(2)	Sanmina Corp.	823,041	0.1
10,234	(2)	Scansource, Inc.	333,219	0.0
22,391		Science Applications International Corp.	1,938,165	0.2
3,867	(1),(2)	SecureWorks Corp.	51,392	0.0
26,186	(2)	Semtech Corp.	1,258,237	0.2
4,883	(2)	SharpSpring, Inc.	63,430	0.0
3,409	(1),(2)	ShotSpotter, Inc.	150,678	0.0
16,920	(2)	Silicon Laboratories, Inc.	1,749,528	0.2
4,736	(1),(2)	SMART Global Holdings, Inc.	108,881	0.0
7,141	(2)	SPS Commerce, Inc.	729,882	0.1
8,048	(2)	Startek, Inc.	65,752	0.0
20,276	(1),(2)	Stratasys Ltd.	595,506	0.1
26,227	(1),(2)	SunPower Corp.	280,367	0.0
32,705	(2)	SVMK, Inc.	539,960	0.1
16,421	(2)	SYKES Enterprises, Inc.	450,921	0.1
13,848	(2)	Synaptics, Inc.	403,531	0.1
14,602	(2)	Synchronoss Technologies, Inc.	115,502	0.0
14,746	(2)	Tech Data Corp.	1,542,432	0.2
19,738	(2)	Telaria, Inc.	148,430	0.0
15,782	(2)	TeleNav, Inc.	126,256	0.0
13,771	(2)	Tenable Holdings, Inc.	393,024	0.1
49,328		TiVo Corp.	363,547	0.1
6,229		TTEC Holdings, Inc.	290,209	0.0
38,860	(1),(2)	TTM Technologies, Inc.	396,372	0.1
4,171	(1),(2)	Tucows, Inc.	254,514	0.0
16,663	(2)	Ultra Clean Holdings, Inc.	231,949	0.0
21,106	(2)	Unisys Corp.	205,150	0.0
8,543	(2)	Upland Software, Inc.	388,963	0.1
23,966	(1),(2)	USA Technologies, Inc.	178,067	0.0
11,502	(2)	Varonis Systems, Inc.	712,434	0.1
20,450	(2)	Veeco Instruments, Inc.	249,899	0.0
26,023	(2)	Verint Systems, Inc.	1,399,517	0.2
37,063	(2)	Verra Mobility Corp.	485,155	0.1
91,816	(2)	Viavi Solutions, Inc.	1,220,235	0.2
26,471	(2)	VirnetX Holding Corp.	164,385	0.0
11,696	(2)	Virtusa Corp.	519,653	0.1
52,555	(1)	Vishay Intertechnology, Inc.	868,209	0.1
4,455	(2)	Vishay Precision Group, Inc.	181,007	0.0
13,934	(2)	Workiva, Inc.	809,426	0.1
19,902	(1)	Xperi Corp.	409,782	0.1
36,056	(1),(2)	Yext, Inc.	724,365	0.1
23,529	(2)	Zix Corp.	213,879	0.0
32,782	(2)	Zuora, Inc.	502,220	0.1
			105,454,874	13.1

		Materials: 4.0%
8,319		Advanced Emissions Solutions, Inc.	105,152	0.0
12,060	(2)	AdvanSix, Inc.	294,626	0.0
121,600	(1),(2)	AK Steel Holding Corp.	288,192	0.0
49,922	(1),(2)	Allegheny Technologies, Inc.	1,258,034	0.2
12,456		American Vanguard Corp.	191,947	0.0
16,067	(1),(2)	Amyris, Inc.	57,199	0.0
12,812		Balchem Corp.	1,280,816	0.2
15,658		Boise Cascade Co.	440,146	0.1
18,552		Carpenter Technology Corp.	890,125	0.1
20,189	(1),(2)	Century Aluminum Co.	139,506	0.0
3,021		Chase Corp.	325,180	0.0
6,909	(2)	Clearwater Paper Corp.	127,747	0.0
115,162	(1)	Cleveland-Cliffs, Inc.	1,228,779	0.2
81,128	(1),(2)	Coeur Mining, Inc.	352,096	0.1
46,014		Commercial Metals Co.	821,350	0.1
13,435	(1)	Compass Minerals International, Inc.	738,253	0.1
33,224	(2)	Ferro Corp.	524,939	0.1
30,512	(2),(3),(4)	Ferroglobe PLC	–	–
22,128	(1),(2)	Flotek Industries, Inc.	73,244	0.0
8,164	(1),(2)	Forterra, Inc.	40,575	0.0
10,683		FutureFuel Corp.	124,884	0.0
28,414	(2)	GCP Applied Technologies, Inc.	643,293	0.1
8,660		Global Brass & Copper Holdings, Inc.	378,702	0.1
24,632		Gold Resource Corp.	83,256	0.0
9,981		Greif, Inc. - Class A	324,882	0.0
2,218		Greif, Inc. - Class B	96,816	0.0
4,301		Hawkins, Inc.	186,706	0.0
5,425		Haynes International, Inc.	172,569	0.0
19,895		HB Fuller Co.	923,128	0.1
193,807		Hecla Mining Co.	348,853	0.1
16,965	(2)	Ingevity Corp.	1,784,209	0.2
7,807		Innophos Holdings, Inc.	227,262	0.0
9,719		Innospec, Inc.	886,762	0.1
38,191	(2)	Intrepid Potash, Inc.	128,322	0.0
6,405		Kaiser Aluminum Corp.	625,192	0.1
8,431	(2)	Koppers Holdings, Inc.	247,534	0.0
12,412	(2)	Kraton Corp.	385,641	0.1
9,722	(1)	Kronos Worldwide, Inc.	148,941	0.0
59,329	(2)	Livent Corp.	410,557	0.1
55,653	(1)	Louisiana-Pacific Corp.	1,459,222	0.2
7,981	(2)	LSB Industries, Inc.	31,126	0.0
32,897	(2)	Marrone Bio Innovations, Inc.	49,345	0.0
8,268		Materion Corp.	560,653	0.1
14,273		Minerals Technologies, Inc.	763,748	0.1
14,897		Myers Industries, Inc.	287,065	0.0
6,679		Neenah, Inc.	451,166	0.1
86,451	(2)	Novagold Resources, Inc.	510,925	0.1
4,183		Olympic Steel, Inc.	57,098	0.0
18,619	(2)	Omnova Solutions, Inc.	115,996	0.0
19,020		Orion Engineered Carbons SA	407,218	0.1
17,885		PH Glatfelter Co.	301,899	0.0

See Accompanying Notes to Financial Statements

90

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
30,482		PolyOne Corp.	956,830	0.1
15,410	(2)	PQ Group Holdings, Inc.	244,249	0.0
5,225		Quaker Chemical Corp.	1,060,048	0.1
20,362	(1)	Rayonier Advanced Materials, Inc.	132,149	0.0
7,499	(2)	Ryerson Holding Corp.	62,467	0.0
10,794	(1)	Schnitzer Steel Industries, Inc.	282,479	0.0
12,837		Schweitzer-Mauduit International, Inc.	425,932	0.1
16,580	(1)	Sensient Technologies Corp.	1,218,298	0.2
8,202		Stepan Co.	753,846	0.1
45,322	(1),(2)	Summit Materials, Inc.	872,449	0.1
26,674	(1),(2)	SunCoke Energy, Inc.	236,865	0.0
16,742	(2)	TimkenSteel Corp.	136,112	0.0
7,099	(2)	Trecora Resources	67,937	0.0
11,114		Tredegar Corp.	184,715	0.0
16,631		Trinseo SA	704,157	0.1
38,267	(1)	Tronox Holdings PLC	489,052	0.1
1,686	(2)	UFP Technologies, Inc.	70,154	0.0
6,350	(2)	US Concrete, Inc.	315,532	0.0
10,533		Valhi, Inc.	31,283	0.0
13,650	(1),(2)	Verso Corp.	260,033	0.0
18,254		Warrior Met Coal, Inc.	476,794	0.1
16,431		Worthington Industries, Inc.	661,512	0.1
			31,943,769	4.0

		Real Estate: 7.6%
33,423		Acadia Realty Trust	914,788	0.1
13,148	(1)	Agree Realty Corp.	842,129	0.1
27,764		Alexander & Baldwin, Inc.	641,348	0.1
1,012		Alexander's, Inc.	374,744	0.1
4,286	(2)	Altisource Portfolio Solutions SA	84,263	0.0
18,778		American Assets Trust, Inc.	884,819	0.1
39,320	(2)	American Finance Trust, Inc.	428,576	0.1
21,622		Armada Hoffler Properties, Inc.	357,844	0.1
41,348		Ashford Hospitality Trust, Inc.	122,804	0.0
11,233		Bluerock Residential Growth REIT, Inc.	131,988	0.0
14,434		Braemar Hotels & Resorts, Inc.	142,897	0.0
34,332		CareTrust REIT, Inc.	816,415	0.1
21,812		CatchMark Timber Trust, Inc.	227,935	0.0
71,505	(1)	CBL & Associates Properties, Inc.	74,365	0.0
41,563		Cedar Realty Trust, Inc.	110,142	0.0
20,201		Chatham Lodging Trust	381,193	0.1
24,665		Chesapeake Lodging Trust	700,979	0.1
19,408		City Office REIT, Inc.	232,702	0.0
7,073		Clipper Realty, Inc.	79,076	0.0
8,417		Community Healthcare Trust, Inc.	331,714	0.0
2,191	(1)	Consolidated-Tomoka Land Co.	130,803	0.0
48,028		CoreCivic, Inc.	997,061	0.1
5,807	(1)	CorEnergy Infrastructure Trust, Inc.	230,306	0.0
17,347		CorePoint Lodging, Inc.	214,929	0.0
35,903	(2)	Cushman & Wakefield PLC	641,946	0.1
79,934		DiamondRock Hospitality Co.	826,518	0.1
22,062		Easterly Government Properties, Inc.	399,543	0.1
13,906		EastGroup Properties, Inc.	1,612,818	0.2
18,152		Essential Properties Realty Trust, Inc.	363,766	0.1
6,174	(2)	eXp World Holdings, Inc.	68,717	0.0
14,520	(1)	Farmland Partners, Inc.	102,366	0.0
48,051		First Industrial Realty Trust, Inc.	1,765,394	0.2
5,566	(2)	Forestar Group, Inc.	108,815	0.0
28,934		Four Corners Property Trust, Inc.	790,766	0.1
46,539		Franklin Street Properties Corp.	343,458	0.0
21,649		Front Yard Residential Corp.	264,551	0.0
3,430	(2)	FRP Holdings, Inc.	191,291	0.0
48,690		Geo Group, Inc./The	1,022,977	0.1
15,540		Getty Realty Corp.	478,010	0.1
13,637		Gladstone Commercial Corp.	289,377	0.0
8,182		Global Medical REIT, Inc.	85,911	0.0
31,169		Global Net Lease, Inc.	611,536	0.1
23,337		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	657,637	0.1
49,714		Healthcare Realty Trust, Inc.	1,557,042	0.2
15,526		Hersha Hospitality Trust	256,800	0.0
14,912		HFF, Inc.	678,198	0.1
37,849		Independence Realty Trust, Inc.	437,913	0.1
26,260		Industrial Logistics Properties Trust	546,733	0.1
3,839	(1)	Innovative Industrial Properties, Inc.	474,347	0.1
5,576		Investors Real Estate Trust	327,144	0.0
26,664	(1)	iStar, Inc.	331,167	0.0
9,467		Jernigan Capital, Inc.	194,074	0.0
51,311		Kennedy-Wilson Holdings, Inc.	1,055,467	0.1
34,965		Kite Realty Group Trust	529,020	0.1
88,276		Lexington Realty Trust	830,677	0.1
16,357	(1)	LTC Properties, Inc.	746,861	0.1
36,476		Mack-Cali Realty Corp.	849,526	0.1
7,847	(2)	Marcus & Millichap, Inc.	242,080	0.0
34,993		Monmouth Real Estate Investment Corp.	474,155	0.1
16,239		National Health Investors, Inc.	1,267,129	0.2
22,598		National Storage Affiliates Trust	653,986	0.1
34,152		New Senior Investment Group, Inc.	229,501	0.0
59,418		Newmark Group, Inc.	533,574	0.1
8,472		NexPoint Residential Trust, Inc.	350,741	0.0

See Accompanying Notes to Financial Statements

91

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
19,162		NorthStar Realty Europe Corp.	314,832	0.0
19,312		Office Properties Income Trust	507,326	0.1
8,644		One Liberty Properties, Inc.	250,330	0.0
53,020	(1)	Pebblebrook Hotel Trust	1,494,104	0.2
29,989	(1)	Pennsylvania Real Estate Investment Trust	194,929	0.0
73,744		Physicians Realty Trust	1,286,095	0.2
44,983		Piedmont Office Realty Trust, Inc.	896,511	0.1
26,871		PotlatchDeltic Corp.	1,047,432	0.1
18,492		Preferred Apartment Communities, Inc.	276,455	0.0
7,941		PS Business Parks, Inc.	1,338,297	0.2
20,807	(1)	QTS Realty Trust, Inc.	960,867	0.1
4,163	(2)	Rafael Holdings, Inc.	119,686	0.0
7,709		RE/MAX Holdings, Inc.	237,129	0.0
37,205		Realogy Holdings Corp.	269,364	0.0
33,429	(2)	Redfin Corp.	601,053	0.1
44,813		Retail Opportunity Investments Corp.	767,647	0.1
3,290		Retail Value, Inc.	114,492	0.0
37,616		Rexford Industrial Realty, Inc.	1,518,558	0.2
69,644		RLJ Lodging Trust	1,235,485	0.2
3,342		RMR Group, Inc.	157,007	0.0
33,480	(1)	RPT Realty	405,443	0.1
18,178		Ryman Hospitality Properties	1,474,054	0.2
71,877		Sabra Healthcare REIT, Inc.	1,415,258	0.2
2,908		Safehold, Inc.	87,822	0.0
5,087		Saul Centers, Inc.	285,533	0.0
81,977		Senior Housing Properties Trust	677,950	0.1
13,164	(1)	Seritage Growth Properties	565,525	0.1
20,586		Spirit MTA REIT	171,687	0.0
15,094	(1),(2)	St. Joe Co.	260,824	0.0
44,951		STAG Industrial, Inc.	1,359,318	0.2
2,652	(2)	Stratus Properties, Inc.	86,004	0.0
43,291	(1)	Summit Hotel Properties, Inc.	496,548	0.1
91,827		Sunstone Hotel Investors, Inc.	1,258,948	0.2
34,891	(1)	Tanger Factory Outlet Centers, Inc.	565,583	0.1
9,802	(2)	Tejon Ranch Co.	162,615	0.0
23,717		Terreno Realty Corp.	1,163,082	0.2
16,235		UMH Properties, Inc.	201,476	0.0
70,865		Uniti Group, Inc.	673,218	0.1
5,842		Universal Health Realty Income Trust	496,161	0.1
43,304		Urban Edge Properties	750,458	0.1
14,873		Urstadt Biddle Properties, Inc.	312,333	0.0
76,237	(1)	Washington Prime Group, Inc.	291,225	0.0
31,609		Washington Real Estate Investment Trust	844,909	0.1
17,387		Whitestone REIT	220,641	0.0
44,988	(1)	Xenia Hotels & Resorts, Inc.	938,000	0.1
			61,397,566	7.6

		Utilities: 3.8%
20,658		ALLETE, Inc.	1,718,952	0.2
15,100		American States Water Co.	1,136,124	0.2
5,431	(2)	AquaVenture Holdings Ltd.	108,457	0.0
3,732		Artesian Resources Corp.	138,718	0.0
51,035	(2)	Atlantic Power Corp.	123,505	0.0
25,928		Avista Corp.	1,156,389	0.2
22,000		Black Hills Corp.	1,719,740	0.2
9,351	(1),(2)	Cadiz, Inc.	105,199	0.0
20,003		California Water Service Group	1,012,752	0.1
6,986		Chesapeake Utilities Corp.	663,810	0.1
19,231		Clearway Energy, Inc.-Class A	311,158	0.0
24,863	(1)	Clearway Energy, Inc.-Class C	419,190	0.1
5,273		Connecticut Water Service, Inc.	367,634	0.1
16,605		El Paso Electric Co.	1,085,967	0.1
6,185		Genie Energy Ltd.	65,870	0.0
14,870		MGE Energy, Inc.	1,086,700	0.1
7,116		Middlesex Water Co.	421,623	0.1
35,501		New Jersey Resources Corp.	1,766,885	0.2
11,924		Northwest Natural Holding Co.	828,718	0.1
19,886		NorthWestern Corp.	1,434,775	0.2
21,080		ONE Gas, Inc.	1,903,524	0.2
16,313	(1)	Ormat Technologies, Inc.	1,034,081	0.1
17,503		Otter Tail Corp.	924,333	0.1
33,019		Pattern Energy Group, Inc.	762,409	0.1
32,353		PNM Resources, Inc.	1,647,091	0.2
35,244		Portland General Electric Co.	1,909,167	0.2
7,932	(2)	Purecycle Corp.	84,079	0.0
3,233		RGC Resources, Inc.	98,671	0.0
8,200		SJW Group	498,314	0.1
34,990	(1)	South Jersey Industries, Inc.	1,180,213	0.2
20,042		Southwest Gas Holdings, Inc.	1,796,164	0.2
4,938		Spark Energy, Inc.	55,256	0.0
19,956		Spire, Inc.	1,674,707	0.2
28,521		TerraForm Power, Inc.	407,850	0.1
7,184		Unitil Corp.	430,250	0.1
6,535		York Water Co.	233,430	0.0
			30,311,705	3.8

	Total Common Stock
	(Cost $554,239,660)		798,703,141	99.6

RIGHTS: 0.0%
		Communication Services: –%
46,399	(2),(3),(4)	Media General, Inc. - CVR	–	–

		Consumer, Non-cyclical: 0.0%
390	(2),(3),(4)	GTX, Inc. - CVR	800	0.0
36,667	(2)	Hertz Global Holdings, Inc.	71,500	0.0
			72,300	0.0

See Accompanying Notes to Financial Statements

92

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
RIGHTS: (continued)
		Industrial: 0.0%
7,141	(2)	Babcock & Wilcox Enterprises, Inc.	286	0.0

		Materials: 0.0%
11,546	(2),(3),(4)	A Schulman, Inc. - CVR	23,092	0.0

	Total Rights
	(Cost $6,838)		95,678	0.0

	Total Long-Term Investments
	(Cost $554,246,498)		798,798,819	99.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 26.3%
		Floating Rate Notes(5): 4.5%
1,600,000	(5)	Bank Of America Corp., 2.500%, 11/12/2019	1,599,840	0.2
300,000	(5)	Bank Of America Corp., 2.510%, 11/08/2019	300,042	0.0
700,000	(5)	Bank Of America Corp., 2.520%, 11/07/2019	700,097	0.1
400,000	(5)	BNP Paribas, 2.510%, 11/14/2019	400,069	0.1
1,000,000	(5)	Crédit Agricole Group, 2.550%, 11/07/2019	1,000,245	0.1
800,000	(5)	DNB ASA, 2.530%, 11/04/2019	800,106	0.1
1,300,000	(5)	HSBC Holdings PLC, 2.540%, 11/08/2019	1,300,319	0.2
1,100,000	(5)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	1,100,149	0.1
300,000	(5)	Lloyds Bank PLC, 2.510%, 11/15/2019	300,063	0.0
1,100,000	(5)	Lloyds Bank PLC, 2.530%, 11/08/2019	1,100,229	0.1
1,400,000	(5)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,400,299	0.2
400,000	(5)	Lloyds Bank PLC, 2.560%, 11/01/2019	400,082	0.1
296,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	296,258	0.0
1,600,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	1,600,167	0.2
700,000	(5)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	700,100	0.1
1,700,000	(5)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	1,700,211	0.2
346,000	(5)	Mizuho Financial Group Inc., 2.520%, 10/15/2019	346,079	0.1
1,000,000	(5)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	1,000,141	0.1
600,000	(5)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	600,081	0.1
1,600,000	(5)	National Australia Bank Ltd., 2.470%, 11/15/2019	1,600,088	0.2
1,000,000	(5)	National Bank Of Canada, 2.520%, 11/06/2019	1,000,149	0.1
1,100,000	(5)	Natixis S.A., 2.510%, 11/08/2019	1,100,149	0.1
1,100,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.530%, 10/07/2019	1,100,086	0.1
600,000	(5)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	600,082	0.1
1,100,000	(5)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	1,100,229	0.1
1,000,000	(5)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	1,000,214	0.1
1,825,000	(5)	Societe Generale, 2.560%, 12/02/2019	1,825,457	0.2
1,300,000	(5)	State Street Bank & Trust Co., 2.480%, 11/15/2019	1,300,102	0.2
335,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.480%, 08/21/2019	335,046	0.1
300,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	300,038	0.0
1,000,000	(5)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	1,000,175	0.1
1,200,000	(5)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	1,199,865	0.2
800,000	(5)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	799,932	0.1
800,000	(5)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	799,935	0.1
700,000	(5)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	699,949	0.1
331,000	(5)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	331,070	0.0
1,600,000	(5)	Toronto-Dominion Bank, 2.480%, 11/18/2019	1,600,147	0.2
550,000	(5)	Toronto-Dominion Bank, 2.500%, 12/10/2019	550,027	0.1
1,198,000	(5)	Wells Fargo & Co., 2.530%, 11/04/2019	1,198,292	0.2
			36,085,609	4.5

		Repurchase Agreements(5): 19.3%
44,899,841	(5)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $44,909,067, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $45,797,838, due 06/01/46-07/01/49)	44,899,841	5.6

See Accompanying Notes to Financial Statements

93

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(5): (continued)
44,899,841	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $44,909,178, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $45,797,838, due 06/30/19-05/20/69)	44,899,841	5.6
44,899,841	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $44,909,067, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $45,797,839, due 07/02/19-01/20/63)	44,899,841	5.6
11,378,227	(5)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $11,380,593, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $11,605,793, due 07/31/19-06/30/22)	11,378,227	1.4
8,383,416	(5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $8,385,276, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,552,208, due 07/01/19-09/09/49)	8,383,416	1.1
			154,461,166	19.3

		Certificates of Deposit(5): 0.3%
1,500,000	(5)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	1,500,305	0.2
800,000	(5)	The Norinchukin Bank, 2.540%, 08/01/2019	800,101	0.1
			2,300,406	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.2%
18,067,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $18,067,000)	18,067,000	2.3

	Total Short-Term Investments
	(Cost $210,914,181)	210,914,181	26.3

	Total Investments in Securities (Cost $765,160,679)	$1,009,713,000	125.9
	Liabilities in Excess of Other Assets	(207,538,858)	(25.9)
	Net Assets	$802,174,142	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $23,892 or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

94

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.5%
		Basic Materials: 0.7%
500,000		Airgas, Inc., 2.900%, 11/15/2022	$506,711	0.0
800,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/2039	983,625	0.0
800,000		Cabot Corp., 3.700%, 07/15/2022	817,292	0.0
500,000	(1)	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 3.700%, 06/01/2028	523,872	0.0
500,000		Dow Chemical Co/The, 4.250%, 10/01/2034	519,916	0.0
1,000,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	1,217,378	0.1
68,000		Eastman Chemical Co., 4.500%, 01/15/2021	69,738	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/2044	414,133	0.0
900,000	(2)	International Paper Co., 3.000%, 02/15/2027	892,013	0.0
400,000		International Paper Co., 3.650%, 06/15/2024	418,095	0.0
750,000		International Paper Co., 3.800%, 01/15/2026	782,952	0.0
1,000,000		International Paper Co., 4.350%, 08/15/2048	981,730	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/2023	526,383	0.0
1,000,000		Mosaic Co/The, 4.250%, 11/15/2023	1,060,901	0.1
250,000		Mosaic Co/The, 5.450%, 11/15/2033	283,323	0.0
250,000	(1),(2)	Newmont Goldcorp Corp., 3.625%, 06/09/2021	254,582	0.0
1,000,000		Nutrien Ltd., 3.150%, 10/01/2022	1,016,703	0.1
1,000,000		Nutrien Ltd., 5.625%, 12/01/2040	1,142,975	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/2022	1,003,874	0.0
500,000	(2)	Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025	537,392	0.0
750,000		Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	1,002,891	0.0
1,000,000	(2)	Sherwin-Williams Co/The, 3.450%, 06/01/2027	1,029,632	0.1
2,000,000		Southern Copper Corp., 5.375%, 04/16/2020	2,043,566	0.1
250,000		Southern Copper Corp., 5.875%, 04/23/2045	295,200	0.0
350,000		Southern Copper Corp., 6.750%, 04/16/2040	441,767	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/2036	2,358,219	0.1
			21,124,863	0.7

		Communications: 2.8%
1,000,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	1,011,559	0.0
1,000,000		Alibaba Group Holding Ltd, 3.400%, 12/06/2027	1,016,379	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/2022	302,768	0.0
1,000,000		Amazon.com, Inc., 2.800%, 08/22/2024	1,029,995	0.0
1,000,000		Amazon.com, Inc., 3.150%, 08/22/2027	1,051,612	0.0
1,000,000		Amazon.com, Inc., 3.800%, 12/05/2024	1,078,896	0.0
1,000,000		Amazon.com, Inc., 4.800%, 12/05/2034	1,228,029	0.1
1,200,000		America Movil SAB de CV, 5.000%, 03/30/2020	1,222,888	0.1
535,000		AT&T, Inc., 2.950%, 07/15/2026	531,883	0.0
500,000		AT&T, Inc., 3.200%, 03/01/2022	510,796	0.0
1,000,000		AT&T, Inc., 3.400%, 05/15/2025	1,028,286	0.0
500,000		AT&T, Inc., 3.550%, 06/01/2024	520,442	0.0
500,000	(2)	AT&T, Inc., 3.800%, 03/01/2024	526,100	0.0
1,014,000		AT&T, Inc., 4.100%, 02/15/2028	1,075,152	0.0
1,000,000		AT&T, Inc., 4.250%, 03/01/2027	1,071,337	0.0
1,000,000		AT&T, Inc., 4.500%, 05/15/2035	1,048,710	0.0
1,260,000		AT&T, Inc., 4.500%, 03/09/2048	1,292,959	0.1
500,000		AT&T, Inc., 4.650%, 06/01/2044	515,422	0.0
1,500,000		AT&T, Inc., 4.750%, 05/15/2046	1,579,557	0.1
2,500,000		AT&T, Inc., 4.900%, 08/15/2037	2,704,484	0.1
400,000		AT&T, Inc., 5.350%, 12/15/2043	440,280	0.0
740,000		AT&T, Inc., 5.650%, 02/15/2047	868,565	0.0
1,620,000		AT&T, Inc., 6.000%, 08/15/2040	1,926,828	0.1
300,000		CBS Corp., 3.700%, 08/15/2024	310,621	0.0
250,000		CBS Corp., 4.000%, 01/15/2026	262,257	0.0
1,000,000		CBS Corp., 4.300%, 02/15/2021	1,024,820	0.0
500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	525,416	0.0

See Accompanying Notes to Financial Statements

95

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	1,628,857	0.1
1,500,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	1,580,865	0.1
1,000,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	1,178,851	0.1
1,000,000		Cisco Systems, Inc., 2.200%, 02/28/2021	1,001,267	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/2021	1,012,426	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/2024	1,067,229	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/2040	1,981,705	0.1
750,000		Comcast Corp., 3.000%, 02/01/2024	771,989	0.0
500,000		Comcast Corp., 3.375%, 02/15/2025	523,518	0.0
1,250,000		Comcast Corp., 3.600%, 03/01/2024	1,318,389	0.1
724,000		Comcast Corp., 3.969%, 11/01/2047	762,057	0.0
750,000		Comcast Corp., 4.200%, 08/15/2034	832,173	0.0
750,000		Comcast Corp., 4.250%, 01/15/2033	840,474	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/2043	1,114,604	0.1
1,000,000		Comcast Corp., 4.600%, 08/15/2045	1,137,007	0.1
1,500,000		Comcast Corp., 4.700%, 10/15/2048	1,760,305	0.1
335,000		Comcast Corp., 6.500%, 11/15/2035	454,205	0.0
1,500,000		Deutsche Telekom International Finance BV, 8.750%, 06/15/2030	2,160,306	0.1
750,000		Discovery Communications LLC, 3.250%, 04/01/2023	762,616	0.0
500,000		Discovery Communications LLC, 3.500%, 06/15/2022	509,357	0.0
250,000		Discovery Communications LLC, 3.900%, 11/15/2024	261,184	0.0
1,800,000		Discovery Communications LLC, 4.375%, 06/15/2021	1,863,293	0.1
300,000		eBay, Inc., 2.875%, 08/01/2021	302,532	0.0
500,000		Juniper Networks, Inc., 4.500%, 03/15/2024	534,437	0.0
100,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	104,151	0.0
500,000		NBCUniversal Media LLC, 2.875%, 01/15/2023	510,901	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	548,953	0.0
1,500,000		Omnicom Group, Inc. / Omnicom Capital, Inc., 3.625%, 05/01/2022	1,549,850	0.1
500,000		Orange SA, 5.500%, 02/06/2044	622,481	0.0
250,000		Rogers Communications, Inc., 5.000%, 03/15/2044	288,797	0.0
500,000		Telefonica Emisiones SAU, 4.103%, 03/08/2027	531,406	0.0
750,000		Telefonica Emisiones SAU, 4.665%, 03/06/2038	780,070	0.0
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/2020	714,390	0.0
1,800,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	1,885,687	0.1
1,000,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	1,008,150	0.0
750,000		Time Warner Cable LLC, 4.125%, 02/15/2021	764,012	0.0
1,000,000		Time Warner Cable LLC, 4.500%, 09/15/2042	941,631	0.0
1,000,000		Time Warner Entertainment Co. L.P., 8.375%, 03/15/2023	1,185,292	0.1
1,000,000		Verizon Communications, Inc., 2.625%, 08/15/2026	993,962	0.0
1,000,000		Verizon Communications, Inc., 4.125%, 03/16/2027	1,089,502	0.1
1,585,000		Verizon Communications, Inc., 4.329%, 09/21/2028	1,754,229	0.1
1,650,000		Verizon Communications, Inc., 4.400%, 11/01/2034	1,830,654	0.1
655,000		Verizon Communications, Inc., 4.522%, 09/15/2048	732,677	0.0
3,000,000	(2)	Verizon Communications, Inc., 4.750%, 11/01/2041	3,371,190	0.1
3,136,000		Verizon Communications, Inc., 4.862%, 08/21/2046	3,655,013	0.1
248,000		Viacom, Inc., 3.875%, 04/01/2024	258,459	0.0
390,000		Viacom, Inc., 4.375%, 03/15/2043	381,913	0.0
440,000		Viacom, Inc., 5.850%, 09/01/2043	519,869	0.0
500,000		Vodafone Group PLC, 2.950%, 02/19/2023	509,032	0.0
1,500,000		Vodafone Group PLC, 3.750%, 01/16/2024	1,571,341	0.1

See Accompanying Notes to Financial Statements

96

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,000,000	(2)	Vodafone Group PLC, 4.125%, 05/30/2025	2,131,977	0.1
1,000,000		Vodafone Group PLC, 6.150%, 02/27/2037	1,215,546	0.1
300,000		TWDC Enterprises 18 Corp., 2.350%, 12/01/2022	302,182	0.0
400,000		TWDC Enterprises 18 Corp., 3.000%, 02/13/2026	417,828	0.0
300,000	(2)	TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	341,464	0.0
250,000	(1)	Walt Disney Co/The, 4.750%, 09/15/2044	305,363	0.0
2,050,000	(1)	Walt Disney Co/The, 6.150%, 03/01/2037	2,786,276	0.1
1,000,000		WPP Finance 2010, 3.625%, 09/07/2022	1,029,504	0.0
			87,699,439	2.8

		Consumer, Cyclical: 1.7%
219,250		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	221,618	0.0
896,978		American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	897,237	0.0
225,000		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	233,782	0.0
1,148,296		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	1,161,777	0.1
500,000		American Honda Finance Corp., 2.300%, 09/09/2026	485,802	0.0
750,000		AutoZone, Inc., 3.125%, 07/15/2023	767,205	0.0
828,937		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	840,998	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/2019	299,191	0.0
1,000,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	996,282	0.0
729,199		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 02/10/2024	803,432	0.0
500,000		Ford Motor Co., 4.346%, 12/08/2026	504,425	0.0
300,000		Ford Motor Co., 4.750%, 01/15/2043	261,620	0.0
500,000		Ford Motor Co., 7.450%, 07/16/2031	591,500	0.0
500,000		Ford Motor Credit Co. LLC, 3.096%, 05/04/2023	492,856	0.0
500,000		Ford Motor Credit Co. LLC, 3.200%, 01/15/2021	501,602	0.0
250,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	250,537	0.0
1,000,000		Ford Motor Credit Co. LLC, 4.375%, 08/06/2023	1,027,028	0.1
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/2021	1,370,850	0.1
750,000		General Motors Co., 6.600%, 04/01/2036	831,487	0.0
500,000		General Motors Financial Co., Inc., 3.150%, 06/30/2022	503,228	0.0
1,000,000		General Motors Financial Co., Inc., 3.250%, 01/05/2023	1,004,325	0.0
750,000		General Motors Financial Co., Inc., 3.700%, 05/09/2023	761,413	0.0
500,000		General Motors Financial Co., Inc., 3.850%, 01/05/2028	489,443	0.0
500,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	509,555	0.0
1,000,000		General Motors Financial Co., Inc., 5.250%, 03/01/2026	1,073,520	0.1
500,000		Home Depot, Inc./The, 2.800%, 09/14/2027	507,375	0.0
2,350,000		Home Depot, Inc./The, 5.875%, 12/16/2036	3,119,457	0.1
500,000	(2)	Kohl's Corp., 4.250%, 07/17/2025	520,020	0.0
500,000		Lear Corp., 4.250%, 05/15/2029	505,171	0.0
500,000		Lear Corp., 5.250%, 05/15/2049	494,857	0.0
1,000,000		Lowe's Cos, Inc., 3.100%, 05/03/2027	1,013,633	0.1
500,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	522,797	0.0
600,000		Lowe's Cos, Inc., 4.250%, 09/15/2044	609,559	0.0
500,000	(2)	Macy's Retail Holdings, Inc., 2.875%, 02/15/2023	489,773	0.0
532,000	(2)	Macy's Retail Holdings, Inc., 3.625%, 06/01/2024	523,826	0.0
500,000		Marriott International, Inc./MD, 2.300%, 01/15/2022	498,396	0.0
500,000		Marriott International, Inc./MD, 3.125%, 02/15/2023	506,973	0.0
1,000,000		McDonald's Corp., 2.750%, 12/09/2020	1,005,952	0.1
500,000		McDonald's Corp., 3.700%, 01/30/2026	531,758	0.0
400,000		McDonald's Corp., 4.600%, 05/26/2045	442,027	0.0
500,000		McDonald's Corp., 4.700%, 12/09/2035	570,912	0.0
325,000		McDonalds Corp., 6.300%, 10/15/2037	424,184	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/2023	1,301,050	0.1

See Accompanying Notes to Financial Statements

97

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
250,000		Newell Brands, Inc., 3.850%, 04/01/2023	253,898	0.0
193,000		Newell Brands, Inc., 5.375%, 04/01/2036	190,806	0.0
500,000	(2)	NIKE, Inc., 2.375%, 11/01/2026	501,526	0.0
500,000		NIKE, Inc., 3.375%, 11/01/2046	494,388	0.0
2,000,000		Nordstrom, Inc., 4.750%, 05/01/2020	2,034,437	0.1
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/2022	311,548	0.0
1,000,000		PACCAR Financial Corp., 2.050%, 11/13/2020	999,257	0.0
1,750,000	(2)	Starbucks Corp., 3.100%, 03/01/2023	1,800,509	0.1
500,000		Starbucks Corp., 3.550%, 08/15/2029	523,427	0.0
400,000		Tapestry, Inc., 4.250%, 04/01/2025	414,953	0.0
750,000		Target Corp., 2.900%, 01/15/2022	767,011	0.0
1,000,000	(2)	Target Corp., 3.500%, 07/01/2024	1,064,313	0.1
500,000		TJX Cos, Inc./The, 2.500%, 05/15/2023	507,164	0.0
590,000		Toyota Motor Credit Corp., 2.250%, 10/18/2023	589,202	0.0
1,000,000		Toyota Motor Credit Corp., 2.700%, 01/11/2023	1,017,122	0.1
1,000,000		Toyota Motor Credit Corp., 3.050%, 01/11/2028	1,032,071	0.1
500,000		Toyota Motor Credit Corp., 3.200%, 01/11/2027	522,022	0.0
427,471		United Airlines 2015-1 Class AA Pass Through Trust, 3.450%, 12/01/2027	439,761	0.0
230,213		United Airlines 2016-1 Class A Pass Through Trust, 3.450%, 01/07/2030	235,352	0.0
230,212		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	231,902	0.0
982,592		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	1,005,341	0.0
250,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/2019	250,053	0.0
250,000		Walgreens Boots Alliance, Inc., 3.300%, 11/18/2021	255,044	0.0
250,000		Walgreens Boots Alliance, Inc., 3.450%, 06/01/2026	252,708	0.0
250,000		Walgreens Boots Alliance, Inc., 3.800%, 11/18/2024	260,112	0.0
250,000		Walgreens Boots Alliance, Inc., 4.500%, 11/18/2034	257,359	0.0
250,000	(2)	Walgreens Boots Alliance, Inc., 4.650%, 06/01/2046	248,597	0.0
250,000		Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	249,271	0.0
500,000	(2)	Walmart, Inc., 5.250%, 09/01/2035	638,521	0.0
1,000,000		Walmart, Inc., 1.900%, 12/15/2020	998,325	0.0
1,000,000		Walmart, Inc., 3.300%, 04/22/2024	1,051,482	0.1
1,000,000		Walmart, Inc., 3.400%, 06/26/2023	1,050,747	0.1
1,000,000		Walmart, Inc., 3.550%, 06/26/2025	1,068,734	0.1
1,000,000		Walmart, Inc., 3.700%, 06/26/2028	1,092,413	0.1
300,000		Whirlpool Corp., 3.700%, 05/01/2025	308,846	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/2024	209,324	0.0
			53,595,979	1.7

		Consumer, Non-cyclical: 4.9%
350,000		Abbott Laboratories, 3.400%, 11/30/2023	365,175	0.0
284,000		Abbott Laboratories, 3.750%, 11/30/2026	307,187	0.0
339,000		Abbott Laboratories, 4.750%, 11/30/2036	402,331	0.0
500,000		Abbott Laboratories, 4.750%, 04/15/2043	584,698	0.0
1,000,000		Abbott Laboratories, 4.900%, 11/30/2046	1,233,441	0.1
500,000	(2)	AbbVie, Inc., 2.300%, 05/14/2021	498,486	0.0
500,000		AbbVie, Inc., 2.500%, 05/14/2020	499,983	0.0
500,000		AbbVie, Inc., 2.850%, 05/14/2023	503,731	0.0
1,500,000		AbbVie, Inc., 3.200%, 05/14/2026	1,520,210	0.1
1,250,000		AbbVie, Inc., 3.600%, 05/14/2025	1,293,999	0.1
500,000		AbbVie, Inc., 4.300%, 05/14/2036	502,545	0.0
500,000		AbbVie, Inc., 4.450%, 05/14/2046	491,343	0.0
1,000,000		AbbVie, Inc., 4.500%, 05/14/2035	1,029,046	0.0
250,000		AbbVie, Inc., 4.700%, 05/14/2045	255,738	0.0
500,000		Allergan Finance LLC, 3.250%, 10/01/2022	508,330	0.0
1,000,000		Allergan Funding SCS, 3.000%, 03/12/2020	1,003,097	0.0
500,000		Allergan Funding SCS, 3.450%, 03/15/2022	510,542	0.0
750,000		Allergan Funding SCS, 3.800%, 03/15/2025	778,489	0.0
750,000		Allergan Funding SCS, 4.550%, 03/15/2035	757,872	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/2023	498,811	0.0

See Accompanying Notes to Financial Statements

98

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		Aetna, Inc., 2.750%, 11/15/2022	502,983	0.0
250,000		Aetna, Inc., 3.500%, 11/15/2024	257,798	0.0
300,000		Aetna, Inc., 4.500%, 05/15/2042	297,456	0.0
500,000		Altria Group, Inc., 2.850%, 08/09/2022	505,293	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/2023	502,870	0.0
1,000,000		Altria Group, Inc., 4.000%, 01/31/2024	1,048,208	0.1
300,000		Altria Group, Inc., 4.250%, 08/09/2042	277,562	0.0
750,000		Altria Group, Inc., 4.800%, 02/14/2029	809,621	0.0
500,000		Altria Group, Inc., 5.800%, 02/14/2039	562,316	0.0
500,000		AmerisourceBergen Corp., 3.400%, 05/15/2024	514,790	0.0
250,000		AmerisourceBergen Corp., 4.250%, 03/01/2045	241,797	0.0
500,000		Amgen, Inc., 2.250%, 08/19/2023	498,385	0.0
250,000		Amgen, Inc., 3.625%, 05/22/2024	262,783	0.0
2,400,000		Amgen, Inc., 3.875%, 11/15/2021	2,475,748	0.1
1,500,000		Amgen, Inc., 4.400%, 05/01/2045	1,597,437	0.1
2,000,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,202,746	0.1
3,500,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	3,896,076	0.1
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/2042	238,516	0.0
750,000		Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	1,131,371	0.1
250,000		Anthem, Inc., 2.250%, 08/15/2019	249,915	0.0
250,000		Anthem, Inc., 3.500%, 08/15/2024	259,676	0.0
1,000,000		Anthem, Inc., 3.650%, 12/01/2027	1,039,710	0.1
750,000		Anthem, Inc., 4.101%, 03/01/2028	800,870	0.0
250,000		Anthem, Inc., 4.650%, 08/15/2044	273,878	0.0
750,000		AstraZeneca PLC, 1.950%, 09/18/2019	749,330	0.0
100,000		AstraZeneca PLC, 3.500%, 08/17/2023	104,329	0.0
1,000,000	(2)	AstraZeneca PLC, 4.000%, 01/17/2029	1,093,017	0.1
1,000,000	(2)	AstraZeneca PLC, 4.375%, 08/17/2048	1,125,898	0.1
1,400,000		AstraZeneca PLC, 6.450%, 09/15/2037	1,913,454	0.1
500,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	529,478	0.0
1,000,000		BAT Capital Corp., 3.222%, 08/15/2024	1,008,820	0.0
224,000		Baxalta, Inc., 4.000%, 06/23/2025	238,195	0.0
250,000	(1)	Bayer US Finance II LLC, 2.125%, 07/15/2019	249,944	0.0
1,870,000		Becton Dickinson & Co., 3.125%, 11/08/2021	1,897,425	0.1
750,000		Biogen, Inc., 4.050%, 09/15/2025	804,683	0.0
400,000		Boston Scientific Corp., 3.375%, 05/15/2022	411,373	0.0
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/2042	470,061	0.0
1,000,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	1,043,459	0.1
500,000	(2)	Cardinal Health, Inc., 3.200%, 03/15/2023	507,121	0.0
500,000		Cardinal Health, Inc., 4.900%, 09/15/2045	496,041	0.0
250,000		Celgene Corp., 3.625%, 05/15/2024	262,528	0.0
500,000		Celgene Corp., 3.875%, 08/15/2025	536,022	0.0
1,000,000		Celgene Corp., 3.900%, 02/20/2028	1,071,998	0.1
1,000,000		Celgene Corp., 4.000%, 08/15/2023	1,057,016	0.1
500,000		Celgene Corp., 4.625%, 05/15/2044	570,253	0.0
500,000		Celgene Corp., 5.000%, 08/15/2045	593,565	0.0
1,000,000	(1)	Cigna Corp., 4.800%, 08/15/2038	1,078,746	0.1
500,000	(1)	Cigna Corp., 4.900%, 12/15/2048	544,555	0.0
750,000		Cigna Holding Co., 3.250%, 04/15/2025	762,756	0.0
750,000		Clorox Co/The, 3.050%, 09/15/2022	766,233	0.0
1,000,000		Coca-Cola Co., 3.200%, 11/01/2023	1,046,487	0.1
1,000,000	(2)	Coca-Cola Co/The, 2.900%, 05/25/2027	1,028,009	0.0
750,000		Colgate-Palmolive Co., 2.250%, 11/15/2022	756,521	0.0
426,000		Conagra Brands, Inc., 3.200%, 01/25/2023	434,913	0.0
1,000,000	(2)	Constellation Brands, Inc., 3.200%, 02/15/2023	1,022,706	0.0
1,000,000		Constellation Brands, Inc., 3.600%, 02/15/2028	1,031,587	0.0
1,000,000		Constellation Brands, Inc., 4.400%, 11/15/2025	1,089,365	0.1
500,000		Coventry Health Care, Inc., 5.450%, 06/15/2021	524,374	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/2022	513,857	0.0
250,000		CVS Health Corp., 2.250%, 08/12/2019	249,913	0.0

See Accompanying Notes to Financial Statements

99

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
750,000		CVS Health Corp., 2.750%, 12/01/2022	752,733	0.0
500,000		CVS Health Corp., 2.800%, 07/20/2020	501,347	0.0
1,000,000		CVS Health Corp., 3.125%, 03/09/2020	1,004,004	0.0
250,000		CVS Health Corp., 3.375%, 08/12/2024	256,129	0.0
1,000,000		CVS Health Corp., 3.700%, 03/09/2023	1,033,040	0.0
443,000		CVS Health Corp., 3.875%, 07/20/2025	462,969	0.0
1,000,000		CVS Health Corp., 4.100%, 03/25/2025	1,054,834	0.1
250,000		CVS Health Corp., 4.000%, 12/05/2023	261,717	0.0
1,000,000		CVS Health Corp., 4.300%, 03/25/2028	1,054,830	0.1
1,000,000		CVS Health Corp., 4.780%, 03/25/2038	1,043,930	0.1
2,000,000		CVS Health Corp., 5.050%, 03/25/2048	2,130,403	0.1
1,000,000		CVS Health Corp., 5.125%, 07/20/2045	1,068,092	0.1
200,000		CVS Health Corp., 5.300%, 12/05/2043	216,907	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/2023	759,885	0.0
1,000,000		Diageo Capital PLC, 3.500%, 09/18/2023	1,046,909	0.1
1,000,000		Diageo Capital PLC, 3.875%, 05/18/2028	1,093,457	0.1
500,000		Diageo Investment Corp., 2.875%, 05/11/2022	509,061	0.0
750,000		Keurig Dr Pepper, Inc., 2.000%, 01/15/2020	746,652	0.0
250,000		Keurig Dr Pepper, Inc., 3.400%, 11/15/2025	254,531	0.0
350,000		Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	355,185	0.0
591,000		Ecolab, Inc., 4.350%, 12/08/2021	620,341	0.0
750,000		Eli Lilly & Co., 3.100%, 05/15/2027	783,730	0.0
500,000		Eli Lilly & Co., 3.700%, 03/01/2045	520,540	0.0
500,000	(1)	ERAC USA Finance LLC, 2.350%, 10/15/2019	499,424	0.0
500,000	(1)	ERAC USA Finance LLC, 3.850%, 11/15/2024	528,846	0.0
300,000		Estee Lauder Cos, Inc./The, 3.700%, 08/15/2042	304,921	0.0
500,000		Express Scripts Holding Co., 3.000%, 07/15/2023	506,278	0.0
500,000		Express Scripts Holding Co., 3.400%, 03/01/2027	507,544	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/2024	257,513	0.0
500,000		Express Scripts Holding Co., 4.800%, 07/15/2046	531,641	0.0
350,000		Flowers Foods, Inc., 4.375%, 04/01/2022	365,830	0.0
750,000		General Mills, Inc., 4.150%, 02/15/2043	745,309	0.0
1,000,000	(2)	General Mills, Inc., 4.700%, 04/17/2048	1,079,362	0.1
500,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	503,781	0.0
750,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	786,962	0.0
260,000		Gilead Sciences, Inc., 3.650%, 03/01/2026	275,223	0.0
150,000		Gilead Sciences, Inc., 3.700%, 04/01/2024	159,140	0.0
250,000	(2)	Gilead Sciences, Inc., 4.150%, 03/01/2047	262,635	0.0
200,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	219,700	0.0
750,000		Gilead Sciences, Inc., 4.750%, 03/01/2046	852,412	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/2044	398,978	0.0
500,000		GlaxoSmithKline Capital, Inc., 6.375%, 05/15/2038	698,700	0.0
750,000		Hershey Co/The, 2.300%, 08/15/2026	734,169	0.0
1,750,000		Humana, Inc., 3.850%, 10/01/2024	1,830,513	0.1
500,000		Humana, Inc., 4.950%, 10/01/2044	553,745	0.0
1,000,000		Johnson & Johnson, 2.450%, 03/01/2026	1,007,018	0.0
1,000,000	(2)	Johnson & Johnson, 2.900%, 01/15/2028	1,031,988	0.0
500,000		Johnson & Johnson, 2.950%, 03/03/2027	517,666	0.0
1,000,000		Johnson & Johnson, 3.625%, 03/03/2037	1,071,071	0.1
500,000		Johnson & Johnson, 3.700%, 03/01/2046	540,839	0.0
500,000	(2)	Johnson & Johnson, 3.750%, 03/03/2047	548,020	0.0
500,000		Kellogg Co., 3.250%, 04/01/2026	508,822	0.0
551,000		Kellogg Co., 4.000%, 12/15/2020	563,503	0.0
750,000		Kraft Heinz Foods Co., 3.000%, 06/01/2026	730,178	0.0
750,000		Kraft Heinz Foods Co., 3.500%, 06/06/2022	770,181	0.0
750,000		Kraft Heinz Foods Co., 3.950%, 07/15/2025	780,806	0.0
250,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	237,691	0.0
500,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	524,903	0.0
500,000		Kraft Heinz Foods Co., 5.200%, 07/15/2045	524,611	0.0
1,000,000	(2)	Kroger Co., 2.650%, 10/15/2026	964,333	0.0
1,000,000		Kroger Co/The, 3.850%, 08/01/2023	1,047,490	0.1
250,000		Kroger Co/The, 4.450%, 02/01/2047	244,248	0.0
879,000		Kroger Co/The, 7.500%, 04/01/2031	1,171,094	0.1

See Accompanying Notes to Financial Statements

100

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
250,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/2020	250,184	0.0
250,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	254,197	0.0
250,000		Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	258,832	0.0
500,000		McKesson Corp., 2.850%, 03/15/2023	503,938	0.0
400,000		McKesson Corp., 3.796%, 03/15/2024	419,980	0.0
350,000		Mead Johnson Nutrition Co., 3.000%, 11/15/2020	353,209	0.0
250,000		Mead Johnson Nutrition Co., 4.600%, 06/01/2044	287,544	0.0
1,000,000		Medtronic, Inc., 3.500%, 03/15/2025	1,060,758	0.1
1,000,000		Medtronic, Inc., 4.375%, 03/15/2035	1,152,306	0.1
88,000		Medtronic, Inc., 4.625%, 03/15/2045	106,668	0.0
250,000		Merck & Co., Inc., 1.850%, 02/10/2020	249,491	0.0
1,000,000		Merck & Co., Inc., 2.750%, 02/10/2025	1,030,081	0.0
250,000		Merck & Co., Inc., 3.700%, 02/10/2045	264,535	0.0
1,000,000		Merck & Co., Inc., 3.900%, 03/07/2039	1,096,346	0.1
1,000,000	(2)	Merck & Co., Inc., 4.150%, 05/18/2043	1,108,762	0.1
1,000,000		Merck & Co., Inc., 4.000%, 03/07/2049	1,111,869	0.1
500,000		Molson Coors Brewing Co., 5.000%, 05/01/2042	528,302	0.0
1,000,000		Mylan NV, 3.950%, 06/15/2026	965,865	0.0
200,000		Mylan, Inc., 4.200%, 11/29/2023	200,970	0.0
1,000,000	(2)	Mylan, Inc., 4.550%, 04/15/2028	980,954	0.0
500,000		Novartis Capital Corp., 2.400%, 05/17/2022	504,237	0.0
500,000	(2)	Novartis Capital Corp., 3.100%, 05/17/2027	519,165	0.0
500,000		Novartis Capital Corp., 3.400%, 05/06/2024	525,902	0.0
500,000		PepsiCo, Inc., 4.000%, 03/05/2042	544,032	0.0
500,000		PepsiCo, Inc., 2.250%, 05/02/2022	502,803	0.0
1,000,000		PepsiCo, Inc., 3.600%, 03/01/2024	1,061,792	0.1
250,000		PepsiCo, Inc., 4.250%, 10/22/2044	288,923	0.0
750,000		Perrigo Finance Unlimited Co., 3.900%, 12/15/2024	744,716	0.0
750,000		Pfizer, Inc., 3.400%, 05/15/2024	791,586	0.0
1,000,000		Pfizer, Inc., 3.450%, 03/15/2029	1,058,911	0.1
500,000		Pfizer, Inc., 3.600%, 09/15/2028	532,874	0.0
1,000,000		Pfizer, Inc., 3.900%, 03/15/2039	1,078,997	0.1
1,000,000		Pfizer, Inc., 4.100%, 09/15/2038	1,103,776	0.1
500,000		Pfizer, Inc., 4.125%, 12/15/2046	553,852	0.0
500,000		Pfizer, Inc., 4.000%, 12/15/2036	545,419	0.0
1,000,000		Pfizer, Inc., 4.300%, 06/15/2043	1,127,998	0.1
500,000		Philip Morris International, Inc., 2.125%, 05/10/2023	494,735	0.0
500,000		Philip Morris International, Inc., 2.000%, 02/21/2020	498,582	0.0
750,000		Philip Morris International, Inc., 2.500%, 11/02/2022	753,053	0.0
500,000		Philip Morris International, Inc., 2.625%, 02/18/2022	504,238	0.0
500,000		Philip Morris International, Inc., 3.125%, 03/02/2028	509,015	0.0
250,000		Philip Morris International, Inc., 3.250%, 11/10/2024	258,943	0.0
500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	495,909	0.0
500,000		Reynolds American, Inc., 5.700%, 08/15/2035	549,887	0.0
1,250,000		Reynolds American, Inc., 6.150%, 09/15/2043	1,363,535	0.1
1,000,000	(2)	Sanofi, 3.375%, 06/19/2023	1,042,755	0.1
1,000,000		Sanofi, 3.625%, 06/19/2028	1,075,773	0.1
750,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	748,700	0.0
500,000		Stryker Corp., 3.500%, 03/15/2026	523,416	0.0
400,000		Thermo Fisher Scientific, Inc., 3.300%, 02/15/2022	409,586	0.0
250,000		Thermo Fisher Scientific, Inc., 4.150%, 02/01/2024	267,987	0.0
150,000		Tyson Foods, Inc., 2.650%, 08/15/2019	150,028	0.0
750,000		Tyson Foods, Inc., 3.550%, 06/02/2027	777,611	0.0
500,000		Unilever Capital Corp., 3.250%, 03/07/2024	520,425	0.0
1,000,000	(2)	Unilever Capital Corp., 3.500%, 03/22/2028	1,066,049	0.1
750,000		Unilever Capital Corp., 4.250%, 02/10/2021	774,179	0.0
300,000		UnitedHealth Group, Inc., 2.300%, 12/15/2019	299,970	0.0
1,000,000		UnitedHealth Group, Inc., 2.375%, 10/15/2022	1,002,954	0.0

See Accompanying Notes to Financial Statements

101

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		UnitedHealth Group, Inc., 2.750%, 02/15/2023	506,792	0.0
300,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	304,443	0.0
500,000		UnitedHealth Group, Inc., 2.875%, 03/15/2023	509,783	0.0
500,000		UnitedHealth Group, Inc., 2.950%, 10/15/2027	508,704	0.0
500,000		UnitedHealth Group, Inc., 3.100%, 03/15/2026	515,187	0.0
1,000,000		UnitedHealth Group, Inc., 3.500%, 06/15/2023	1,044,913	0.1
1,000,000		UnitedHealth Group, Inc., 3.850%, 06/15/2028	1,083,829	0.1
1,000,000		UnitedHealth Group, Inc., 4.250%, 04/15/2047	1,099,990	0.1
250,000		UnitedHealth Group, Inc., 4.625%, 07/15/2035	287,792	0.0
250,000		UnitedHealth Group, Inc., 4.750%, 07/15/2045	297,497	0.0
400,000		Verisk Analytics, Inc., 5.500%, 06/15/2045	469,428	0.0
500,000		Zoetis, Inc., 3.450%, 11/13/2020	506,352	0.0
500,000		Zoetis, Inc., 4.500%, 11/13/2025	548,759	0.0
			149,935,778	4.9

		Energy: 3.0%
1,000,000		Anadarko Petroleum Corp., 4.500%, 07/15/2044	1,024,740	0.1
219,000		Apache Corp., 3.250%, 04/15/2022	222,619	0.0
500,000		Apache Corp., 4.250%, 01/15/2044	452,645	0.0
1,000,000		Apache Corp., 4.375%, 10/15/2028	1,045,409	0.1
250,000		Boardwalk Pipelines L.P., 4.950%, 12/15/2024	266,661	0.0
500,000		Boardwalk Pipelines L.P., 5.950%, 06/01/2026	556,528	0.0
500,000		BP Capital Markets America, Inc., 2.112%, 09/16/2021	499,356	0.0
500,000		BP Capital Markets America, Inc., 2.520%, 09/19/2022	503,984	0.0
1,000,000		BP Capital Markets America, Inc., 2.750%, 05/10/2023	1,011,290	0.1
500,000		BP Capital Markets America, Inc., 3.017%, 01/16/2027	510,890	0.0
250,000		BP Capital Markets America, Inc., 3.119%, 05/04/2026	254,876	0.0
500,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	515,885	0.0
1,000,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,089,595	0.1
500,000		BP Capital Markets PLC, 2.315%, 02/13/2020	499,908	0.0
500,000	(2)	BP Capital Markets PLC, 3.062%, 03/17/2022	511,558	0.0
250,000		BP Capital Markets PLC, 3.535%, 11/04/2024	263,756	0.0
500,000		BP Capital Markets PLC, 3.814%, 02/10/2024	530,559	0.0
250,000	(2)	Canadian Natural Resources Ltd., 3.800%, 04/15/2024	261,444	0.0
500,000		Chevron Corp., 1.991%, 03/03/2020	499,445	0.0
500,000		Chevron Corp., 2.100%, 05/16/2021	500,246	0.0
300,000		Chevron Corp., 2.355%, 12/05/2022	302,626	0.0
500,000		Chevron Corp., 2.498%, 03/03/2022	505,130	0.0
500,000		Chevron Corp., 2.566%, 05/16/2023	507,907	0.0
500,000		Chevron Corp., 2.895%, 03/03/2024	516,606	0.0
500,000		Chevron Corp., 2.954%, 05/16/2026	516,266	0.0
500,000		Chevron Corp., 3.326%, 11/17/2025	528,100	0.0
500,000		CNOOC Finance 2013 Ltd., 3.000%, 05/09/2023	504,927	0.0
750,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	773,884	0.0
750,000		CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/2024	797,241	0.0
250,000		CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/2044	295,473	0.0
129,000		ConocoPhillips Co., 4.150%, 11/15/2034	138,895	0.0
500,000		ConocoPhillips Co., 4.300%, 11/15/2044	561,236	0.0
500,000		ConocoPhillips Co., 4.950%, 03/15/2026	571,291	0.0
2,000,000		ConocoPhillips, 6.500%, 02/01/2039	2,811,560	0.1
400,000		Devon Energy Corp., 3.250%, 05/15/2022	407,574	0.0
750,000		Devon Energy Corp., 4.000%, 07/15/2021	769,420	0.0
1,000,000	(2)	Devon Energy Corp., 5.000%, 06/15/2045	1,145,900	0.1
500,000		Ecopetrol SA, 4.125%, 01/16/2025	518,750	0.0
250,000		Enbridge, Inc., 3.500%, 06/10/2024	258,526	0.0
250,000		Enbridge, Inc., 4.500%, 06/10/2044	265,218	0.0

See Accompanying Notes to Financial Statements

102

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000	(2)	Energy Transfer Operating L.P., 3.600%, 02/01/2023	511,171	0.0
500,000		Energy Transfer Operating L.P., 4.150%, 10/01/2020	508,658	0.0
800,000		Energy Transfer Operating L.P., 6.125%, 12/15/2045	917,177	0.0
1,809,000		Energy Transfer Operating L.P., 6.500%, 02/01/2042	2,140,170	0.1
500,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	503,849	0.0
500,000		Enterprise Products Operating LLC, 3.700%, 02/15/2026	529,477	0.0
100,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	105,805	0.0
500,000		Enterprise Products Operating LLC, 3.950%, 02/15/2027	535,913	0.0
300,000		Enterprise Products Operating LLC, 4.450%, 02/15/2043	313,556	0.0
1,100,000		Enterprise Products Operating LLC, 4.850%, 03/15/2044	1,217,937	0.1
1,750,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	1,963,760	0.1
400,000		EOG Resources, Inc., 2.450%, 04/01/2020	399,989	0.0
1,950,000		EOG Resources, Inc., 2.625%, 03/15/2023	1,973,139	0.1
250,000		EOG Resources, Inc., 4.150%, 01/15/2026	272,347	0.0
250,000		Equinor ASA, 2.250%, 11/08/2019	249,879	0.0
250,000		Equinor ASA, 2.750%, 11/10/2021	254,337	0.0
500,000		Equinor ASA, 3.625%, 09/10/2028	539,365	0.0
500,000		Equinor ASA, 3.950%, 05/15/2043	541,346	0.0
500,000		Exxon Mobil Corp., 2.726%, 03/01/2023	510,848	0.0
500,000		Exxon Mobil Corp., 3.043%, 03/01/2026	518,119	0.0
500,000		Exxon Mobil Corp., 4.114%, 03/01/2046	575,456	0.0
500,000		Halliburton Co., 3.500%, 08/01/2023	517,288	0.0
500,000		Halliburton Co., 3.800%, 11/15/2025	524,447	0.0
500,000		Halliburton Co., 4.750%, 08/01/2043	525,687	0.0
500,000		Halliburton Co., 4.850%, 11/15/2035	533,594	0.0
1,000,000		Hess Corp., 5.600%, 02/15/2041	1,082,147	0.1
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 03/01/2021	507,821	0.0
500,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	514,631	0.0
167,000		Kinder Morgan Energy Partners L.P., 3.950%, 09/01/2022	173,857	0.0
400,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	425,333	0.0
400,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	443,620	0.0
2,825,000		Kinder Morgan Energy Partners L.P., 6.950%, 01/15/2038	3,623,929	0.1
500,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/2025	534,457	0.0
500,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/2046	545,909	0.0
500,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	578,996	0.0
1,500,000		Magellan Midstream Partners L.P., 4.200%, 12/01/2042	1,468,072	0.1
500,000		Marathon Oil Corp., 2.800%, 11/01/2022	502,304	0.0
250,000		Marathon Oil Corp., 3.850%, 06/01/2025	259,260	0.0
500,000		Marathon Oil Corp., 5.200%, 06/01/2045	557,184	0.0
400,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	412,780	0.0
1,000,000		MPLX L.P., 4.000%, 03/15/2028	1,038,947	0.1
1,000,000		MPLX L.P., 4.875%, 12/01/2024	1,088,743	0.1
300,000		Noble Energy, Inc., 3.900%, 11/15/2024	313,058	0.0
700,000		Noble Energy, Inc., 5.050%, 11/15/2044	744,965	0.0
1,000,000		Occidental Petroleum Corp., 3.400%, 04/15/2026	1,019,344	0.1
500,000		Occidental Petroleum Corp., 4.100%, 02/15/2047	493,969	0.0
250,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	267,228	0.0
1,000,000		ONEOK Partners L.P., 6.200%, 09/15/2043	1,183,547	0.1
125,000		Petroleos Mexicanos, 4.250%, 01/15/2025	115,869	0.0
500,000	(2)	Petroleos Mexicanos, 4.875%, 01/18/2024	491,750	0.0
2,500,000		Petroleos Mexicanos, 5.350%, 02/12/2028	2,281,500	0.1
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	401,625	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/2020	3,730,600	0.1
2,000,000		Petroleos Mexicanos, 6.625%, 06/15/2038	1,790,000	0.1
1,000,000		Phillips 66, 3.121%, (US0003M + 0.600%), 02/26/2021	1,000,040	0.0
1,500,000	(2)	Phillips 66, 3.900%, 03/15/2028	1,576,777	0.1
250,000		Phillips 66, 4.650%, 11/15/2034	278,479	0.0

See Accompanying Notes to Financial Statements

103

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	520,196	0.0
300,000	(2)	Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/2023	298,894	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	281,681	0.0
750,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	798,998	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	241,020	0.0
500,000		Shell International Finance BV, 1.750%, 09/12/2021	495,831	0.0
500,000		Shell International Finance BV, 2.250%, 11/10/2020	500,733	0.0
1,040,000		Shell International Finance BV, 2.875%, 05/10/2026	1,063,977	0.1
1,000,000		Shell International Finance BV, 3.250%, 05/11/2025	1,046,673	0.1
500,000		Shell International Finance BV, 3.750%, 09/12/2046	529,541	0.0
1,500,000		Shell International Finance BV, 4.125%, 05/11/2035	1,668,541	0.1
250,000		Shell International Finance BV, 4.375%, 05/11/2045	288,354	0.0
600,000		Spectra Energy Partners L.P., 4.500%, 03/15/2045	634,182	0.0
1,450,000		Suncor Energy, Inc., 6.500%, 06/15/2038	1,943,936	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/2023	508,401	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.400%, 04/01/2021	514,693	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/2043	486,860	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/2021	2,065,905	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	508,966	0.0
500,000		Total Capital International SA, 2.750%, 06/19/2021	505,795	0.0
1,500,000		Total Capital SA, 4.450%, 06/24/2020	1,532,585	0.1
2,000,000		TransCanada PipeLines Ltd., 4.625%, 03/01/2034	2,222,022	0.1
1,000,000		TransCanada Pipelines Ltd., 7.625%, 01/15/2039	1,442,621	0.1
1,000,000		Valero Energy Corp., 6.625%, 06/15/2037	1,265,647	0.1
400,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	422,763	0.0
500,000		Williams Cos, Inc./The, 4.300%, 03/04/2024	531,187	0.0
500,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	540,313	0.0
500,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	552,266	0.0
400,000		Williams Partners L.P., 3.600%, 03/15/2022	410,777	0.0
			94,171,337	3.0

		Financial: 10.2%
1,000,000		Aflac, Inc., 3.625%, 06/15/2023	1,049,309	0.1
500,000		American International Group, Inc., 2.300%, 07/16/2019	499,962	0.0
500,000		American International Group, Inc., 3.300%, 03/01/2021	506,794	0.0
1,000,000		American International Group, Inc., 3.750%, 07/10/2025	1,047,231	0.1
900,000		American International Group, Inc., 4.500%, 07/16/2044	951,718	0.0
250,000		American International Group, Inc., 4.700%, 07/10/2035	274,561	0.0
500,000		American International Group, Inc., 4.875%, 06/01/2022	536,109	0.0
500,000	(2)	Air Lease Corp., 3.000%, 09/15/2023	501,284	0.0
500,000		Air Lease Corp., 3.500%, 01/15/2022	512,060	0.0
400,000		Alexandria Real Estate Equities, Inc., 2.750%, 01/15/2020	400,204	0.0
1,500,000		Allstate Corp./The, 3.150%, 06/15/2023	1,547,259	0.1
1,000,000		Allstate Corp., 3.280%, 12/15/2026	1,045,500	0.1
750,000		American Express Co., 3.000%, 10/30/2024	768,944	0.0
1,000,000		American Express Co., 3.400%, 02/27/2023	1,035,545	0.1
500,000		American Express Credit Corp., 2.200%, 03/03/2020	499,568	0.0
500,000		American Express Credit Corp., 2.700%, 03/03/2022	505,698	0.0
1,000,000		American Express Credit Corp., 3.300%, 05/03/2027	1,049,824	0.1
500,000		American Tower Corp., 3.375%, 10/15/2026	508,866	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/2023	1,032,674	0.1

See Accompanying Notes to Financial Statements

104

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		American Tower Corp., 3.550%, 07/15/2027	764,815	0.0
667,000		American Tower Corp., 4.700%, 03/15/2022	705,465	0.0
500,000		Aon Corp., 3.750%, 05/02/2029	521,851	0.0
1,000,000		Aon PLC, 4.450%, 05/24/2043	1,012,457	0.0
500,000		Aon PLC, 4.600%, 06/14/2044	547,002	0.0
500,000		Aon PLC, 4.750%, 05/15/2045	558,885	0.0
400,000		Assured Guaranty US Holdings, Inc., 5.000%, 07/01/2024	435,988	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/2023	507,247	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/2022	510,027	0.0
600,000		Banco Santander SA, 3.125%, 02/23/2023	608,828	0.0
800,000		Banco Santander SA, 3.500%, 04/11/2022	820,849	0.0
600,000		Banco Santander SA, 3.800%, 02/23/2028	613,205	0.0
400,000		Banco Santander SA, 4.250%, 04/11/2027	421,065	0.0
400,000		Banco Santander SA, 5.179%, 11/19/2025	435,135	0.0
200,000		Bank of America Corp., 2.625%, 04/19/2021	201,286	0.0
1,000,000	(3)	Bank of America Corp., 2.738%, 01/23/2022	1,004,515	0.0
500,000	(3)	Bank of America Corp., 2.881%, 04/24/2023	506,409	0.0
1,000,000	(3)	Bank of America Corp., 3.093%, 10/01/2025	1,024,884	0.1
4,000,000		Bank of America Corp., 3.300%, 01/11/2023	4,126,255	0.2
1,000,000	(3)	Bank of America Corp., 3.366%, 01/23/2026	1,032,086	0.1
2,384,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	2,457,049	0.1
1,000,000		Bank of America Corp., 3.500%, 04/19/2026	1,047,660	0.1
500,000	(3)	Bank of America Corp., 3.550%, 03/05/2024	518,123	0.0
750,000	(3)	Bank of America Corp., 3.705%, 04/24/2028	788,323	0.0
1,020,000	(3)	Bank of America Corp., 3.824%, 01/20/2028	1,080,187	0.1
1,500,000		Bank of America Corp., 3.950%, 04/21/2025	1,573,081	0.1
1,000,000		Bank of America Corp., 4.100%, 07/24/2023	1,067,452	0.1
1,280,000		Bank of America Corp., 4.183%, 11/25/2027	1,358,920	0.1
271,000		Bank of America Corp., 4.000%, 04/01/2024	288,841	0.0
1,000,000		Bank of America Corp., 4.250%, 10/22/2026	1,068,855	0.1
2,000,000		Bank of America Corp., 4.450%, 03/03/2026	2,158,229	0.1
750,000		Bank of Montreal, 2.350%, 09/11/2022	750,291	0.0
1,000,000	(3)	Bank of Montreal, 3.803%, 12/15/2032	1,015,010	0.0
500,000		Bank of New York Mellon Corp./The, 2.600%, 02/07/2022	505,152	0.0
750,000	(3)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	756,324	0.0
1,000,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	1,021,067	0.1
750,000		Bank of New York Mellon Corp./The, 3.250%, 05/16/2027	777,777	0.0
500,000	(3)	Bank of New York Mellon Corp./The, 3.442%, 02/07/2028	520,824	0.0
500,000		Bank of New York Mellon Corp., 2.200%, 08/16/2023	497,546	0.0
500,000		Bank of New York Mellon Corp., 2.500%, 04/15/2021	502,785	0.0
700,000		Bank of New York Mellon Corp., 3.000%, 10/30/2028	703,582	0.0
500,000		Bank of Nova Scotia/The, 2.450%, 09/19/2022	504,538	0.0
1,000,000	(2)	Bank of Nova Scotia, 1.850%, 04/14/2020	997,331	0.0
500,000		Bank of Nova Scotia, 4.500%, 12/16/2025	538,360	0.0
750,000		Barclays PLC, 2.875%, 06/08/2020	751,162	0.0
750,000		Barclays PLC, 3.250%, 01/12/2021	756,145	0.0
750,000		Barclays PLC, 4.375%, 01/12/2026	777,806	0.0
1,000,000		Barclays PLC, 5.200%, 05/12/2026	1,050,763	0.1
250,000		Barclays PLC, 5.250%, 08/17/2045	272,033	0.0
500,000		BB&T Corp., 2.150%, 02/01/2021	499,053	0.0
250,000	(2)	BB&T Corp., 2.450%, 01/15/2020	250,098	0.0
750,000		BB&T Corp., 2.850%, 10/26/2024	768,884	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/2022	1,040,005	0.1
1,000,000		Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	1,118,884	0.1
1,000,000		Berkshire Hathaway, Inc., 2.750%, 03/15/2023	1,016,471	0.0
1,000,000		Berkshire Hathaway, Inc., 3.125%, 03/15/2026	1,039,387	0.1
500,000		BlackRock, Inc., 5.000%, 12/10/2019	506,000	0.0
500,000		BNP Paribas SA, 3.250%, 03/03/2023	517,299	0.0
1,000,000	(1)	BNP Paribas SA, 3.500%, 11/16/2027	1,023,753	0.1
3,500,000		Boston Properties L.P., 5.625%, 11/15/2020	3,634,331	0.1
1,000,000	(1)	BPCE SA, 3.250%, 01/11/2028	1,019,105	0.1

See Accompanying Notes to Financial Statements

105

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Branch Banking & Trust Co., 3.625%, 09/16/2025	526,058	0.0
400,000		Branch Banking & Trust Co., 3.800%, 10/30/2026	423,660	0.0
500,000		Capital One Financial Corp., 3.200%, 01/30/2023	512,786	0.0
500,000		Capital One Financial Corp., 3.200%, 02/05/2025	509,921	0.0
500,000		Capital One Financial Corp., 3.300%, 10/30/2024	513,018	0.0
500,000		Capital One Financial Corp., 3.750%, 04/24/2024	524,689	0.0
500,000		Capital One Financial Corp., 3.750%, 07/28/2026	509,063	0.0
500,000		Capital One Financial Corp., 3.800%, 01/31/2028	516,978	0.0
500,000		Capital One Financial Corp., 4.200%, 10/29/2025	525,379	0.0
1,000,000		Charles Schwab Corp./The, 2.650%, 01/25/2023	1,012,766	0.0
1,000,000		Charles Schwab Corp./The, 3.200%, 01/25/2028	1,033,135	0.1
1,000,000		Chubb Corp./The, 6.000%, 05/11/2037	1,342,106	0.1
750,000		Chubb INA Holdings, Inc., 2.700%, 03/13/2023	762,358	0.0
500,000		Citibank NA, 2.100%, 06/12/2020	499,116	0.0
500,000		Citigroup, Inc., 2.500%, 07/29/2019	500,060	0.0
750,000		Citigroup, Inc., 2.700%, 10/27/2022	756,061	0.0
500,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	506,412	0.0
1,000,000	(3)	Citigroup, Inc., 3.142%, 01/24/2023	1,016,958	0.0
500,000		Citigroup, Inc., 3.400%, 05/01/2026	517,845	0.0
1,000,000		Citigroup, Inc., 3.500%, 05/15/2023	1,032,153	0.1
1,000,000	(3)	Citigroup, Inc., 3.878%, 01/24/2039	1,038,794	0.1
1,500,000	(3)	Citigroup, Inc., 3.887%, 01/10/2028	1,587,526	0.1
1,000,000	(3)	Citigroup, Inc., 3.980%, 03/20/2030	1,069,367	0.1
750,000		Citigroup, Inc., 4.050%, 07/30/2022	782,596	0.0
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,586,101	0.1
700,000		Citigroup, Inc., 4.000%, 08/05/2024	738,058	0.0
500,000		Citigroup, Inc., 4.300%, 11/20/2026	531,229	0.0
500,000		Citigroup, Inc., 4.400%, 06/10/2025	534,038	0.0
1,000,000		Citigroup, Inc., 4.450%, 09/29/2027	1,078,548	0.1
500,000		Citigroup, Inc., 4.600%, 03/09/2026	541,216	0.0
793,000		Citigroup, Inc., 5.300%, 05/06/2044	943,875	0.0
615,000		Citigroup, Inc., 8.125%, 07/15/2039	984,167	0.0
500,000		Citizens Bank NA/Providence RI, 2.550%, 05/13/2021	501,277	0.0
300,000		CNA Financial Corp., 4.500%, 03/01/2026	321,738	0.0
500,000		Comerica Bank, 2.500%, 06/02/2020	500,737	0.0
250,000		Comerica, Inc., 3.800%, 07/22/2026	260,400	0.0
250,000		Compass Bank, 2.750%, 09/29/2019	249,991	0.0
500,000	(2)	Cooperatieve Rabobank UA/NY, 1.375%, 08/09/2019	499,423	0.0
500,000		Cooperatieve Rabobank UA, 3.750%, 07/21/2026	510,724	0.0
500,000		Cooperatieve Rabobank UA, 3.950%, 11/09/2022	518,806	0.0
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	533,723	0.0
10,000,000	(1)	CPPIB Capital, Inc., 3.125%, 09/25/2023	10,472,225	0.4
750,000	(1),(2)	Credit Suisse Group AG, 3.574%, 01/09/2023	765,879	0.0
750,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	791,894	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	1,015,730	0.0
1,000,000		Credit Suisse Group Funding Guernsey Ltd., 3.800%, 06/09/2023	1,037,384	0.1
1,000,000		Crown Castle International Corp., 3.150%, 07/15/2023	1,019,662	0.1
750,000	(2)	Deutsche Bank AG/New York NY, 2.950%, 08/20/2020	744,633	0.0
500,000		Deutsche Bank AG/New York NY, 3.150%, 01/22/2021	496,669	0.0
400,000		Deutsche Bank AG/New York NY, 4.100%, 01/13/2026	395,165	0.0
800,000	(1)	Dexia Credit Local SA, 2.500%, 01/25/2021	805,406	0.0
500,000		Discover Bank, 3.100%, 06/04/2020	502,472	0.0
500,000		Discover Bank, 3.200%, 08/09/2021	507,421	0.0
500,000		Discover Bank, 4.200%, 08/08/2023	530,737	0.0
400,000		Discover Bank, 4.250%, 03/13/2026	424,050	0.0
500,000		EPR Properties, 4.500%, 04/01/2025	523,365	0.0
500,000		ERP Operating L.P., 4.500%, 07/01/2044	571,739	0.0

See Accompanying Notes to Financial Statements

106

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		Fifth Third Bancorp, 2.600%, 06/15/2022	755,183	0.0
1,000,000		Fifth Third Bancorp, 3.500%, 03/15/2022	1,029,042	0.1
1,000,000		Fifth Third Bancorp, 3.950%, 03/14/2028	1,078,125	0.1
400,000		Fifth Third Bancorp, 4.300%, 01/16/2024	427,253	0.0
500,000		Fifth Third Bank/Cincinnati OH, 2.200%, 10/30/2020	499,481	0.0
250,000		First Tennessee Bank NA, 2.950%, 12/01/2019	250,305	0.0
5,801,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,730,282	0.2
500,000		Goldman Sachs Group, Inc./The, 2.875%, 02/25/2021	503,637	0.0
1,580,000	(3)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,592,982	0.1
500,000		Goldman Sachs Group, Inc./The, 3.200%, 02/23/2023	511,864	0.0
500,000		Goldman Sachs Group, Inc./The, 3.500%, 11/16/2026	512,661	0.0
500,000		Goldman Sachs Group, Inc./The, 3.750%, 02/25/2026	522,132	0.0
500,000	(3)	Goldman Sachs Group, Inc./The, 3.814%, 04/23/2029	521,123	0.0
500,000		Goldman Sachs Group, Inc./The, 3.850%, 01/26/2027	523,046	0.0
500,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	500,219	0.0
500,000		Goldman Sachs Group, Inc., 3.750%, 05/22/2025	523,113	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/2024	1,049,309	0.1
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/2022	810,483	0.0
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	5,241,556	0.2
500,000		HCP, Inc., 2.625%, 02/01/2020	500,322	0.0
250,000		HCP, Inc., 3.875%, 08/15/2024	262,145	0.0
500,000		HCP, Inc., 4.000%, 06/01/2025	528,834	0.0
500,000	(2)	Hospitality Properties Trust, 4.500%, 06/15/2023	517,928	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/2022	524,359	0.0
400,000		HSBC Holdings PLC, 3.400%, 03/08/2021	406,187	0.0
1,000,000	(3)	HSBC Holdings PLC, 3.803%, 03/11/2025	1,042,033	0.1
750,000	(3)	HSBC Holdings PLC, 4.292%, 09/12/2026	797,963	0.0
300,000		HSBC Holdings PLC, 4.300%, 03/08/2026	322,366	0.0
500,000		HSBC Holdings PLC, 4.375%, 11/23/2026	528,846	0.0
500,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	546,401	0.0
500,000	(3)	HSBC Holdings PLC, 6.000%, 12/31/2199	512,010	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/2037	4,437,165	0.2
250,000		HSBC USA, Inc., 3.500%, 06/23/2024	260,576	0.0
1,000,000		Huntington National Bank/The, 3.550%, 10/06/2023	1,047,126	0.1
500,000		ING Groep NV, 3.150%, 03/29/2022	509,138	0.0
1,000,000		Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.150%, 01/23/2030	959,006	0.0
900,000		Jefferies Group LLC, 5.125%, 01/20/2023	964,250	0.0
750,000		JPMorgan Chase & Co., 2.700%, 05/18/2023	757,922	0.0
1,000,000		JPMorgan Chase & Co., 2.750%, 06/23/2020	1,004,100	0.0
500,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	509,203	0.0
750,000		JPMorgan Chase & Co., 3.125%, 01/23/2025	770,704	0.0
750,000	(3)	JPMorgan Chase & Co., 3.220%, 03/01/2025	771,679	0.0
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/2023	1,542,703	0.1
1,000,000	(3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	1,041,806	0.1
750,000	(3)	JPMorgan Chase & Co., 3.540%, 05/01/2028	780,970	0.0
1,000,000	(3)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,060,498	0.1
500,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	525,759	0.0
750,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	786,673	0.0
1,000,000		JPMorgan Chase & Co., 4.125%, 12/15/2026	1,070,775	0.1
1,000,000		JPMorgan Chase & Co., 4.250%, 10/01/2027	1,082,784	0.1
1,000,000	(3)	JPMorgan Chase & Co., 4.260%, 02/22/2048	1,104,879	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/2022	4,215,045	0.2
2,375,000	(2)	JPMorgan Chase & Co., 5.500%, 10/15/2040	3,022,306	0.1
1,000,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,001,139	0.0
500,000		Kemper Corp., 4.350%, 02/15/2025	523,237	0.0
500,000		KeyBank NA/Cleveland OH, 2.300%, 09/14/2022	500,696	0.0
750,000		KeyBank NA/Cleveland OH, 2.400%, 06/09/2022	752,766	0.0

See Accompanying Notes to Financial Statements

107

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	1,020,563	0.1
500,000		KeyBank NA/Cleveland OH, 3.400%, 05/20/2026	513,180	0.0
400,000		Kilroy Realty L.P., 4.250%, 08/15/2029	424,980	0.0
250,000		Kilroy Realty L.P., 4.375%, 10/01/2025	267,170	0.0
3,000,000		Kreditanstalt fuer Wiederaufbau, 1.250%, 09/30/2019	2,992,446	0.1
1,000,000		Kreditanstalt fuer Wiederaufbau, 1.625%, 03/15/2021	996,042	0.0
2,000,000		Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/2020	1,999,058	0.1
3,000,000		Kreditanstalt fuer Wiederaufbau, 2.125%, 03/07/2022	3,025,965	0.1
10,000,000		Kreditanstalt fuer Wiederaufbau, 2.625%, 01/25/2022	10,210,001	0.3
750,000		Liberty Property L.P., 3.250%, 10/01/2026	749,815	0.0
750,000		Lincoln National Corp., 3.625%, 12/12/2026	781,364	0.0
1,000,000	(2)	Lincoln National Corp., 3.800%, 03/01/2028	1,050,170	0.1
500,000		Lincoln National Corp., 4.200%, 03/15/2022	523,377	0.0
500,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	499,788	0.0
750,000		Lloyds Banking Group PLC, 3.000%, 01/11/2022	758,005	0.0
500,000	(2),(3)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	500,164	0.0
1,000,000		Lloyds Banking Group PLC, 3.900%, 03/12/2024	1,043,574	0.1
500,000		Lloyds Banking Group PLC, 4.650%, 03/24/2026	522,286	0.0
250,000		Loews Corp., 3.750%, 04/01/2026	263,313	0.0
250,000		Manufacturers & Traders Trust Co., 2.250%, 07/25/2019	249,983	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.500%, 05/18/2022	1,005,846	0.0
1,000,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,005,142	0.0
500,000	(3)	Manulife Financial Corp., 4.061%, 02/24/2032	510,392	0.0
500,000		Manulife Financial Corp., 4.150%, 03/04/2026	539,277	0.0
500,000		Manulife Financial Corp., 5.375%, 03/04/2046	615,901	0.0
1,000,000		Markel Corp., 3.625%, 03/30/2023	1,032,665	0.1
400,000		Marsh & McLennan Cos, Inc., 3.500%, 03/10/2025	416,882	0.0
1,000,000	(1)	MassMutual Global Funding II, 3.400%, 03/08/2026	1,047,584	0.1
1,000,000		Mastercard, Inc., 3.500%, 02/26/2028	1,077,724	0.1
500,000		MetLife, Inc., 3.048%, 12/15/2022	512,247	0.0
500,000	(2)	MetLife, Inc., 3.600%, 04/10/2024	530,738	0.0
1,000,000	(2)	MetLife, Inc., 3.600%, 11/13/2025	1,062,658	0.1
500,000		MetLife, Inc., 4.050%, 03/01/2045	537,402	0.0
400,000		MetLife, Inc., 4.125%, 08/13/2042	433,182	0.0
300,000		MetLife, Inc., 4.721%, 12/15/2044	349,185	0.0
500,000	(1)	Metropolitan Life Global Funding I, 1.950%, 09/15/2021	496,063	0.0
750,000	(1)	Metropolitan Life Global Funding I, 3.450%, 12/18/2026	789,689	0.0
432,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	435,941	0.0
500,000		Mitsubishi UFJ Financial Group, Inc., 3.455%, 03/02/2023	514,212	0.0
500,000	(2)	Mitsubishi UFJ Financial Group, Inc., 3.777%, 03/02/2025	529,744	0.0
750,000		Mitsubishi UFJ Financial Group, Inc., 3.850%, 03/01/2026	796,259	0.0
500,000		Mizuho Financial Group, Inc., 2.601%, 09/11/2022	499,705	0.0
500,000		Mizuho Financial Group, Inc., 3.170%, 09/11/2027	512,371	0.0
500,000	(3)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	523,645	0.0
500,000	(3)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	549,607	0.0
1,000,000		Morgan Stanley, 2.500%, 04/21/2021	1,002,031	0.0
750,000		Morgan Stanley, 2.625%, 11/17/2021	754,828	0.0
1,000,000		Morgan Stanley, 3.125%, 01/23/2023	1,022,901	0.1
500,000		Morgan Stanley, 3.125%, 07/27/2026	509,734	0.0
1,750,000	(3)	Morgan Stanley, 3.591%, 07/22/2028	1,822,831	0.1
750,000		Morgan Stanley, 3.625%, 01/20/2027	788,466	0.0
500,000		Morgan Stanley, 3.700%, 10/23/2024	527,660	0.0
1,000,000	(3)	Morgan Stanley, 3.772%, 01/24/2029	1,054,424	0.1

See Accompanying Notes to Financial Statements

108

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
750,000		Morgan Stanley, 3.875%, 04/29/2024	795,482	0.0
500,000		Morgan Stanley, 3.875%, 01/27/2026	531,739	0.0
750,000		Morgan Stanley, 3.950%, 04/23/2027	784,825	0.0
1,000,000		Morgan Stanley, 4.100%, 05/22/2023	1,052,976	0.1
750,000		Morgan Stanley, 4.000%, 07/23/2025	803,513	0.0
500,000		Morgan Stanley, 4.350%, 09/08/2026	536,381	0.0
800,000		Morgan Stanley, 4.875%, 11/01/2022	856,695	0.0
1,000,000		Morgan Stanley, 5.000%, 11/24/2025	1,107,274	0.1
500,000		National Australia Bank Ltd./New York, 2.500%, 07/12/2026	493,215	0.0
500,000		National Australia Bank Ltd./New York, 2.800%, 01/10/2022	506,118	0.0
1,000,000		National Australia Bank Ltd./New York, 2.875%, 04/12/2023	1,017,339	0.0
300,000		National Retail Properties, Inc., 4.000%, 11/15/2025	316,565	0.0
300,000	(2)	Northern Trust Corp., 2.375%, 08/02/2022	302,862	0.0
750,000	(3)	Northern Trust Corp., 3.375%, 05/08/2032	756,540	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/2025	269,943	0.0
500,000		PNC Bank NA, 2.450%, 07/28/2022	504,470	0.0
500,000		PNC Bank NA, 2.625%, 02/17/2022	504,312	0.0
500,000		PNC Bank NA, 2.700%, 11/01/2022	505,007	0.0
750,000		PNC Bank NA, 3.100%, 10/25/2027	767,072	0.0
500,000		PNC Bank NA, 3.250%, 06/01/2025	518,557	0.0
500,000		PNC Bank NA, 3.250%, 01/22/2028	522,004	0.0
500,000	(3)	PNC Financial Services Group, Inc./The, 2.854%, 11/09/2022	509,044	0.0
500,000		PNC Financial Services Group, Inc./The, 3.300%, 03/08/2022	514,179	0.0
500,000		Primerica, Inc., 4.750%, 07/15/2022	526,493	0.0
300,000		Principal Financial Group, Inc., 3.125%, 05/15/2023	303,095	0.0
1,000,000	(2)	Principal Financial Group, Inc., 3.300%, 09/15/2022	1,021,213	0.1
1,000,000		Private Export Funding Corp., 1.450%, 08/15/2019	999,081	0.0
1,000,000		Private Export Funding Corp., 2.250%, 03/15/2020	1,000,103	0.0
1,000,000		Private Export Funding Corp., 2.300%, 09/15/2020	1,003,114	0.0
1,000,000		Private Export Funding Corp., 3.250%, 06/15/2025	1,062,799	0.1
1,000,000		Private Export Funding Corp., 3.550%, 01/15/2024	1,064,701	0.1
1,000,000		Progressive Corp./The, 4.000%, 03/01/2029	1,107,930	0.1
500,000		Prologis L.P., 4.250%, 08/15/2023	534,668	0.0
400,000		Protective Life Corp., 7.375%, 10/15/2019	405,361	0.0
1,000,000	(2)	Prudential Financial, Inc., 3.500%, 05/15/2024	1,056,722	0.1
1,000,000	(2)	Prudential Financial, Inc., 3.878%, 03/27/2028	1,087,555	0.1
500,000	(2),(3)	Prudential Financial, Inc., 5.375%, 05/15/2045	527,010	0.0
1,000,000	(3)	Prudential Financial, Inc., 5.625%, 06/15/2043	1,059,325	0.1
750,000		Public Storage, 2.370%, 09/15/2022	754,464	0.0
250,000		Public Storage, 3.094%, 09/15/2027	255,650	0.0
500,000		Raymond James Financial, Inc., 3.625%, 09/15/2026	514,422	0.0
400,000		Realty Income Corp., 3.875%, 07/15/2024	424,295	0.0
300,000		Realty Income Corp., 4.125%, 10/15/2026	324,383	0.0
1,000,000		Regions Financial Corp., 3.200%, 02/08/2021	1,010,966	0.0
500,000		Royal Bank of Canada, 2.125%, 03/02/2020	499,596	0.0
1,000,000		Royal Bank of Canada, 2.150%, 10/26/2020	999,519	0.0
1,000,000		Royal Bank of Canada, 2.750%, 02/01/2022	1,015,528	0.0
500,000	(2)	Royal Bank of Canada, 4.650%, 01/27/2026	545,979	0.0
500,000		Royal Bank of Scotland Group PLC, 4.800%, 04/05/2026	535,071	0.0
500,000		Santander Holdings USA, Inc., 2.650%, 04/17/2020	499,912	0.0
750,000		Santander UK Group Holdings PLC, 3.125%, 01/08/2021	754,961	0.0
1,000,000		Simon Property Group L.P., 3.375%, 03/15/2022	1,027,289	0.1
500,000		Simon Property Group L.P., 3.375%, 06/15/2027	521,911	0.0
500,000	(2)	Simon Property Group L.P., 4.250%, 10/01/2044	551,548	0.0
750,000	(3)	State Street Corp., 2.653%, 05/15/2023	758,241	0.0
1,500,000		State Street Corp., 3.100%, 05/15/2023	1,540,559	0.1
500,000		State Street Corp., 3.550%, 08/18/2025	527,608	0.0

See Accompanying Notes to Financial Statements

109

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Sumitomo Mitsui Financial Group, Inc., 2.058%, 07/14/2021	497,959	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	500,958	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	498,055	0.0
750,000		Sumitomo Mitsui Financial Group, Inc., 2.778%, 10/18/2022	757,476	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 2.784%, 07/12/2022	506,523	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	519,182	0.0
500,000	(2)	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	521,089	0.0
500,000		Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	526,727	0.0
500,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	499,655	0.0
500,000		SunTrust Bank/Atlanta GA, 2.750%, 05/01/2023	503,897	0.0
1,000,000		SunTrust Bank/Atlanta GA, 3.000%, 02/02/2023	1,020,383	0.1
500,000		SunTrust Bank/Atlanta GA, 3.300%, 05/15/2026	509,364	0.0
500,000		SunTrust Banks, Inc., 2.700%, 01/27/2022	503,688	0.0
500,000		SunTrust Banks, Inc., 2.900%, 03/03/2021	504,425	0.0
136,000		Synchrony Financial, 3.000%, 08/15/2019	136,023	0.0
250,000		Synchrony Financial, 3.750%, 08/15/2021	254,772	0.0
300,000		Synchrony Financial, 4.250%, 08/15/2024	312,634	0.0
250,000		Synchrony Financial, 4.500%, 07/23/2025	262,521	0.0
500,000		Tanger Properties L.P., 3.125%, 09/01/2026	477,102	0.0
750,000	(1)	Toronto-Dominion Bank/The, 2.500%, 01/18/2023	758,711	0.0
1,000,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	1,011,863	0.0
500,000		Toronto-Dominion Bank/The, 3.000%, 06/11/2020	503,672	0.0
500,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	510,208	0.0
1,000,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	1,036,456	0.1
750,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	829,722	0.0
700,000		UBS AG/Stamford CT, 2.375%, 08/14/2019	699,914	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	503,342	0.0
500,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	504,613	0.0
500,000		Unum Group, 3.000%, 05/15/2021	502,709	0.0
750,000		US Bancorp, 2.950%, 07/15/2022	765,212	0.0
750,000		US Bancorp, 3.150%, 04/27/2027	779,529	0.0
500,000	(2),(3)	US Bancorp, 5.125%, 12/31/2199	512,175	0.0
500,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	499,418	0.0
1,000,000	(3)	US Bank NA/Cincinnati OH, 3.104%, 05/21/2021	1,007,081	0.0
500,000		Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/2020	500,917	0.0
600,000		Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/2022	613,617	0.0
250,000		Ventas Realty L.P., 3.500%, 02/01/2025	258,869	0.0
500,000		Ventas Realty L.P., 3.750%, 05/01/2024	524,262	0.0
500,000		Ventas Realty L.P., 4.125%, 01/15/2026	529,289	0.0
1,100,000		Visa, Inc., 2.200%, 12/14/2020	1,101,995	0.1
750,000		Visa, Inc., 2.750%, 09/15/2027	765,237	0.0
1,000,000		Visa, Inc., 2.800%, 12/14/2022	1,024,245	0.1
500,000		Visa, Inc., 3.150%, 12/14/2025	524,635	0.0
500,000	(2)	Visa, Inc., 4.300%, 12/14/2045	591,870	0.0
1,000,000		Wells Fargo & Co., 2.625%, 07/22/2022	1,007,986	0.0
1,500,000		Wells Fargo & Co., 3.069%, 01/24/2023	1,523,544	0.1
1,000,000		Wells Fargo & Co., 3.000%, 10/23/2026	1,011,510	0.0
1,000,000		Wells Fargo & Co., 3.450%, 02/13/2023	1,028,057	0.1
750,000		Wells Fargo & Co., 3.550%, 09/29/2025	783,176	0.0
1,000,000	(3)	Wells Fargo & Co., 3.584%, 05/22/2028	1,045,371	0.1
500,000		Wells Fargo & Co., 4.300%, 07/22/2027	540,348	0.0
4,000,000		Wells Fargo & Co., 4.600%, 04/01/2021	4,151,528	0.2
1,000,000		Wells Fargo & Co., 4.900%, 11/17/2045	1,161,743	0.1
983,000		Wells Fargo & Co., 5.606%, 01/15/2044	1,230,346	0.1
1,000,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,004,053	0.0
1,000,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	1,028,261	0.1
750,000		Wells Fargo Bank NA, 6.600%, 01/15/2038	1,043,387	0.1

See Accompanying Notes to Financial Statements

110

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
500,000		Welltower, Inc., 4.000%, 06/01/2025	526,932	0.0
1,000,000		Westpac Banking Corp., 2.750%, 01/11/2023	1,013,392	0.0
750,000	(3)	Westpac Banking Corp., 4.322%, 11/23/2031	776,651	0.0
			316,244,875	10.2

		Industrial: 2.1%
750,000		3M Co., 2.250%, 09/19/2026	735,334	0.0
1,000,000		3M Co., 2.875%, 10/15/2027	1,013,696	0.0
100,000		3M Co., 3.000%, 08/07/2025	103,008	0.0
200,000		3M Co., 3.875%, 06/15/2044	206,519	0.0
1,000,000		3M Co., 4.000%, 09/14/2048	1,081,968	0.1
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/2022	1,321,948	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/2023	1,046,213	0.1
400,000		Arrow Electronics, Inc., 3.500%, 04/01/2022	406,533	0.0
750,000		Boeing Capital Corp., 4.700%, 10/27/2019	755,211	0.0
500,000		Boeing Co/The, 2.125%, 03/01/2022	498,671	0.0
500,000		Boeing Co/The, 2.800%, 03/01/2027	503,222	0.0
500,000		Boeing Co/The, 3.300%, 03/01/2035	482,741	0.0
500,000		Boeing Co/The, 3.600%, 05/01/2034	522,391	0.0
500,000		Burlington Northern Santa Fe LLC, 3.000%, 03/15/2023	512,806	0.0
1,000,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/2021	1,024,381	0.1
500,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	566,829	0.0
500,000		Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	571,172	0.0
500,000		Burlington Northern Santa Fe LLC, 4.700%, 09/01/2045	593,553	0.0
400,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	485,015	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/2022	997,050	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 09/15/2035	851,274	0.0
750,000		Canadian Pacific Railway Co., 4.800%, 08/01/2045	879,320	0.0
200,000		Caterpillar Financial Services Corp., 2.400%, 08/09/2026	195,581	0.0
300,000		Caterpillar Financial Services Corp., 2.625%, 03/01/2023	304,436	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/2023	532,120	0.0
500,000		Caterpillar, Inc., 2.600%, 06/26/2022	505,049	0.0
250,000		Caterpillar, Inc., 3.400%, 05/15/2024	262,451	0.0
1,000,000		Caterpillar, Inc., 3.803%, 08/15/2042	1,069,138	0.1
1,250,000	(2)	Caterpillar, Inc., 4.300%, 05/15/2044	1,428,403	0.1
500,000		CSX Corp., 3.950%, 05/01/2050	516,868	0.0
500,000		CSX Corp., 4.100%, 03/15/2044	524,727	0.0
1,000,000		CSX Corp., 4.400%, 03/01/2043	1,084,957	0.1
500,000		Deere & Co., 3.900%, 06/09/2042	551,207	0.0
1,010,000		Dover Corp., 4.300%, 03/01/2021	1,037,311	0.1
250,000		FedEx Corp., 2.300%, 02/01/2020	249,699	0.0
1,000,000	(2)	FedEx Corp., 3.400%, 02/15/2028	1,030,847	0.1
200,000		FedEx Corp., 3.875%, 08/01/2042	188,034	0.0
500,000		FedEx Corp., 4.750%, 11/15/2045	523,770	0.0
500,000		General Dynamics Corp., 2.250%, 11/15/2022	502,339	0.0
500,000		General Dynamics Corp., 3.600%, 11/15/2042	526,227	0.0
500,000		General Electric Co., 2.700%, 10/09/2022	499,447	0.0
430,000		General Electric Co., 5.875%, 01/14/2038	487,614	0.0
2,600,000		Honeywell International, Inc., 3.812%, 11/21/2047	2,774,778	0.1
500,000		Illinois Tool Works, Inc., 3.500%, 03/01/2024	527,080	0.0
500,000		Illinois Tool Works, Inc., 3.900%, 09/01/2042	545,727	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/2020	250,162	0.0
500,000		Ingersoll-Rand Luxembourg Finance SA, 3.800%, 03/21/2029	524,821	0.0
500,000		Ingersoll-Rand Luxembourg Finance SA, 4.500%, 03/21/2049	538,131	0.0
250,000		Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/2044	272,242	0.0
750,000	(2)	John Deere Capital Corp., 2.800%, 03/04/2021	756,649	0.0
1,000,000		John Deere Capital Corp., 2.800%, 03/06/2023	1,021,812	0.0

See Accompanying Notes to Financial Statements

111

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
1,000,000		John Deere Capital Corp., 2.800%, 09/08/2027	1,014,583	0.0
500,000		John Deere Capital Corp., 3.350%, 06/12/2024	523,907	0.0
1,000,000	(2)	John Deere Capital Corp., 3.450%, 03/07/2029	1,062,934	0.1
373,000	(3)	Johnson Controls International plc, 3.625%, 07/02/2024	388,187	0.0
250,000	(3)	Johnson Controls International plc, 4.625%, 07/02/2044	256,762	0.0
24,000		Johnson Controls International plc, 5.125%, 09/14/2045	26,225	0.0
800,000		L3 Technologies, Inc., 4.950%, 02/15/2021	826,713	0.0
500,000		Lockheed Martin Corp., 2.500%, 11/23/2020	502,068	0.0
500,000		Lockheed Martin Corp., 3.100%, 01/15/2023	513,349	0.0
1,000,000		Lockheed Martin Corp., 3.550%, 01/15/2026	1,063,500	0.1
1,250,000		Lockheed Martin Corp., 3.600%, 03/01/2035	1,305,466	0.1
500,000		Lockheed Martin Corp., 4.500%, 05/15/2036	574,513	0.0
500,000		Lockheed Martin Corp., 4.700%, 05/15/2046	609,027	0.0
642,000		Norfolk Southern Corp., 3.942%, 11/01/2047	668,413	0.0
1,000,000		Norfolk Southern Corp., 3.950%, 10/01/2042	1,032,121	0.1
500,000		Norfolk Southern Corp., 4.450%, 06/15/2045	556,572	0.0
375,000		Norfolk Southern Corp., 4.800%, 08/15/2043	422,008	0.0
750,000		Northrop Grumman Corp., 2.930%, 01/15/2025	765,286	0.0
500,000		Northrop Grumman Corp., 3.850%, 04/15/2045	515,476	0.0
1,000,000		Northrop Grumman Corp., 4.030%, 10/15/2047	1,065,639	0.1
200,000		Packaging Corp. of America, 3.650%, 09/15/2024	207,290	0.0
250,000		Parker-Hannifin Corp., 4.200%, 11/21/2034	273,393	0.0
2,000,000		Republic Services, Inc., 5.250%, 11/15/2021	2,131,144	0.1
1,000,000		Roper Technologies, Inc., 3.650%, 09/15/2023	1,041,883	0.1
500,000		Ryder System, Inc., 2.450%, 09/03/2019	499,939	0.0
500,000		Ryder System, Inc., 2.500%, 05/11/2020	499,892	0.0
300,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	304,856	0.0
750,000		Textron, Inc., 3.650%, 03/01/2021	763,813	0.0
500,000		Union Pacific Corp., 2.750%, 04/15/2023	507,387	0.0
500,000		Union Pacific Corp., 2.750%, 03/01/2026	502,572	0.0
250,000		Union Pacific Corp., 3.375%, 02/01/2035	249,138	0.0
250,000		Union Pacific Corp., 3.750%, 03/15/2024	264,089	0.0
250,000		Union Pacific Corp., 3.799%, 10/01/2051	250,801	0.0
750,000		Union Pacific Corp., 4.050%, 11/15/2045	783,174	0.0
500,000		Union Pacific Corp., 4.250%, 04/15/2043	536,039	0.0
1,000,000		United Parcel Service, Inc., 2.800%, 11/15/2024	1,022,365	0.1
1,000,000		United Parcel Service, Inc., 3.050%, 11/15/2027	1,037,245	0.1
500,000		United Technologies Corp., 3.650%, 08/16/2023	523,788	0.0
500,000		United Technologies Corp., 3.950%, 08/16/2025	539,388	0.0
500,000		United Technologies Corp., 4.125%, 11/16/2028	549,492	0.0
500,000		United Technologies Corp., 4.150%, 05/15/2045	538,225	0.0
1,000,000		United Technologies Corp., 4.450%, 11/16/2038	1,123,023	0.1
406,000		United Technologies Corp., 6.125%, 07/15/2038	538,683	0.0
500,000		United Technologies Corp., 3.350%, 08/16/2021	511,146	0.0
500,000		United Technologies Corp., 4.500%, 06/01/2042	565,510	0.0
1,000,000		United Technologies Corp., 4.625%, 11/16/2048	1,166,916	0.1
			65,014,422	2.1

		Technology: 1.9%
500,000		Analog Devices, Inc., 3.900%, 12/15/2025	528,240	0.0
500,000	(2)	Apple, Inc., 2.150%, 02/09/2022	502,006	0.0
1,000,000		Apple, Inc., 2.250%, 02/23/2021	1,003,050	0.0
1,000,000		Apple, Inc., 2.400%, 01/13/2023	1,008,968	0.0
1,000,000		Apple, Inc., 2.400%, 05/03/2023	1,010,064	0.0
750,000		Apple, Inc., 2.500%, 02/09/2022	758,687	0.0
500,000		Apple, Inc., 2.850%, 05/06/2021	507,617	0.0
750,000		Apple, Inc., 3.000%, 02/09/2024	775,526	0.0
1,000,000		Apple, Inc., 3.000%, 11/13/2027	1,029,588	0.1

See Accompanying Notes to Financial Statements

112

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,000,000		Apple, Inc., 3.200%, 05/13/2025	1,045,583	0.1
1,000,000		Apple, Inc., 3.200%, 05/11/2027	1,043,095	0.1
1,000,000		Apple, Inc., 3.250%, 02/23/2026	1,045,274	0.1
1,000,000		Apple, Inc., 3.350%, 02/09/2027	1,051,149	0.1
500,000		Apple, Inc., 3.450%, 05/06/2024	528,851	0.0
500,000		Apple, Inc., 3.450%, 02/09/2045	498,980	0.0
1,000,000		Apple, Inc., 3.850%, 05/04/2043	1,063,204	0.1
400,000		Apple, Inc., 4.375%, 05/13/2045	456,036	0.0
500,000		Apple, Inc., 4.450%, 05/06/2044	575,635	0.0
1,000,000		Apple, Inc., 4.650%, 02/23/2046	1,186,353	0.1
500,000		Applied Materials, Inc., 3.900%, 10/01/2025	536,772	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/2022	411,219	0.0
250,000		Autodesk, Inc., 4.375%, 06/15/2025	265,893	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	1,010,836	0.0
1,000,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 01/15/2027	981,292	0.0
400,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	412,071	0.0
400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	431,395	0.0
400,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	441,458	0.0
400,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	506,128	0.0
1,000,000		Hewlett Packard Enterprise Co., 3.500%, 10/05/2021	1,023,887	0.0
500,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	506,591	0.0
500,000		Hewlett Packard Enterprise Co., 4.400%, 10/15/2022	527,413	0.0
321,000		HP, Inc., 3.750%, 12/01/2020	326,463	0.0
1,000,000		International Business Machines Corp., 1.625%, 05/15/2020	994,384	0.0
1,030,000		International Business Machines Corp., 2.250%, 02/19/2021	1,030,588	0.1
1,020,000		International Business Machines Corp., 2.500%, 01/27/2022	1,026,761	0.0
1,000,000		International Business Machines Corp., 3.375%, 08/01/2023	1,036,410	0.1
1,000,000		International Business Machines Corp., 3.450%, 02/19/2026	1,045,513	0.1
1,000,000	(2)	Intel Corp., 3.150%, 05/11/2027	1,041,562	0.1
1,760,000		Intel Corp., 3.700%, 07/29/2025	1,887,469	0.1
272,000	(2)	Intel Corp., 3.734%, 12/08/2047	284,256	0.0
500,000		Lam Research Corp., 2.800%, 06/15/2021	503,834	0.0
400,000		Lam Research Corp., 3.800%, 03/15/2025	422,244	0.0
750,000		Lam Research Corp., 4.000%, 03/15/2029	799,027	0.0
750,000		Microsoft Corp., 1.550%, 08/08/2021	743,654	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/2023	1,012,653	0.0
1,000,000		Microsoft Corp., 2.400%, 08/08/2026	1,005,168	0.0
1,000,000		Microsoft Corp., 2.700%, 02/12/2025	1,026,872	0.0
500,000		Microsoft Corp., 2.875%, 02/06/2024	518,184	0.0
500,000		Microsoft Corp., 3.125%, 11/03/2025	526,468	0.0
1,500,000	(2)	Microsoft Corp., 3.300%, 02/06/2027	1,590,801	0.1
250,000		Microsoft Corp., 3.500%, 02/12/2035	266,499	0.0
750,000		Microsoft Corp., 3.625%, 12/15/2023	799,552	0.0
250,000		Microsoft Corp., 3.750%, 02/12/2045	272,639	0.0
500,000		Microsoft Corp., 3.950%, 08/08/2056	553,784	0.0
1,000,000		Microsoft Corp., 4.200%, 11/03/2035	1,147,389	0.1
1,000,000		Microsoft Corp., 4.250%, 02/06/2047	1,187,002	0.1
1,000,000		Microsoft Corp., 4.450%, 11/03/2045	1,199,527	0.1
250,000		Microsoft Corp., 4.875%, 12/15/2043	314,052	0.0
250,000		NetApp, Inc., 3.375%, 06/15/2021	252,970	0.0
1,000,000		Oracle Corp., 1.900%, 09/15/2021	994,797	0.0
500,000		Oracle Corp., 2.250%, 10/08/2019	500,051	0.0
500,000		Oracle Corp., 2.500%, 10/15/2022	505,357	0.0
750,000		Oracle Corp., 2.800%, 07/08/2021	760,139	0.0
1,000,000		Oracle Corp., 2.950%, 11/15/2024	1,030,394	0.1
750,000		Oracle Corp., 2.950%, 05/15/2025	771,971	0.0
1,000,000		Oracle Corp., 3.250%, 11/15/2027	1,047,549	0.1
500,000		Oracle Corp., 3.400%, 07/08/2024	524,112	0.0
400,000		Oracle Corp., 3.850%, 07/15/2036	424,642	0.0
750,000		Oracle Corp., 3.900%, 05/15/2035	812,530	0.0
750,000		Oracle Corp., 4.125%, 05/15/2045	813,504	0.0

See Accompanying Notes to Financial Statements

113

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
180,000		Oracle Corp., 4.300%, 07/08/2034	205,210	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/2040	1,899,845	0.1
500,000		QUALCOMM, Inc., 3.000%, 05/20/2022	509,822	0.0
850,000		QUALCOMM, Inc., 4.650%, 05/20/2035	949,768	0.0
350,000		QUALCOMM, Inc., 4.800%, 05/20/2045	392,407	0.0
			57,630,684	1.9

		Utilities: 2.2%
500,000		Alabama Power Co., 4.150%, 08/15/2044	539,522	0.0
300,000		Ameren Illinois Co., 2.700%, 09/01/2022	304,388	0.0
250,000		Ameren Illinois Co., 4.300%, 07/01/2044	274,991	0.0
500,000		Appalachian Power Co., 4.400%, 05/15/2044	544,052	0.0
750,000		Appalachian Power Co., 4.450%, 06/01/2045	822,820	0.0
250,000		Arizona Public Service Co., 2.200%, 01/15/2020	249,689	0.0
750,000		Arizona Public Service Co., 2.950%, 09/15/2027	758,271	0.0
400,000		Arizona Public Service Co., 3.350%, 06/15/2024	414,235	0.0
500,000	(2)	Atmos Energy Corp., 4.125%, 10/15/2044	547,698	0.0
500,000		Atmos Energy Corp., 4.125%, 03/15/2049	552,384	0.0
1,000,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,035,664	0.1
500,000		Baltimore Gas & Electric Co., 3.500%, 08/15/2046	496,214	0.0
1,668,000		Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	2,232,910	0.1
750,000		CenterPoint Energy Houston Electric LLC, 3.000%, 02/01/2027	764,984	0.0
250,000		CMS Energy Corp., 3.875%, 03/01/2024	261,916	0.0
250,000		CMS Energy Corp., 4.875%, 03/01/2044	287,279	0.0
200,000		Consolidated Edison Co. of New York, Inc., 4.300%, 12/01/2056	215,267	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	550,946	0.0
500,000		Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	563,340	0.0
400,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	448,737	0.0
300,000		Consumers Energy Co., 2.850%, 05/15/2022	305,576	0.0
500,000		Consumers Energy Co., 3.950%, 07/15/2047	541,431	0.0
200,000		Dominion Energy Gas Holdings LLC, 2.500%, 12/15/2019	199,856	0.0
210,000		Dominion Energy Gas Holdings LLC, 2.800%, 11/15/2020	211,021	0.0
200,000		Dominion Energy Gas Holdings LLC, 3.600%, 12/15/2024	207,381	0.0
250,000	(2)	DTE Electric Co., 4.300%, 07/01/2044	280,304	0.0
400,000		DTE Energy Co., 3.500%, 06/01/2024	414,601	0.0
400,000		DTE Energy Co., 3.850%, 12/01/2023	418,916	0.0
500,000		Duke Energy Carolinas LLC, 2.500%, 03/15/2023	504,645	0.0
500,000		Duke Energy Corp., 3.750%, 09/01/2046	489,702	0.0
500,000		Duke Energy Corp., 3.950%, 10/15/2023	528,207	0.0
500,000		Duke Energy Corp., 4.800%, 12/15/2045	564,962	0.0
1,000,000		Duke Energy Florida LLC, 3.800%, 07/15/2028	1,077,765	0.1
500,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	508,118	0.0
150,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	162,408	0.0
750,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	821,645	0.0
1,500,000		Duke Energy Progress LLC, 4.375%, 03/30/2044	1,675,397	0.1
500,000		Enel Generacion Chile SA, 4.250%, 04/15/2024	526,047	0.0
400,000		Entergy Arkansas LLC, 3.500%, 04/01/2026	417,537	0.0
400,000		Entergy Arkansas LLC, 3.700%, 06/01/2024	423,574	0.0
500,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	528,754	0.0
1,500,000	(2)	Exelon Corp., 4.950%, 06/15/2035	1,679,473	0.1
750,000		Exelon Corp., 5.100%, 06/15/2045	863,885	0.1
760,000		Exelon Generation Co. LLC, 5.200%, 10/01/2019	764,650	0.0
500,000		Florida Power & Light Co., 3.250%, 06/01/2024	523,428	0.0
750,000		Florida Power & Light Co., 3.800%, 12/15/2042	797,169	0.0
1,500,000		Florida Power & Light Co., 4.050%, 06/01/2042	1,640,385	0.1
500,000		Georgia Power Co., 3.250%, 04/01/2026	506,406	0.0
500,000		Indiana Michigan Power Co., 4.550%, 03/15/2046	562,368	0.0

See Accompanying Notes to Financial Statements

114

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,000,000	(1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	1,044,240	0.1
1,000,000		ITC Holdings Corp., 3.350%, 11/15/2027	1,029,108	0.1
250,000		ITC Holdings Corp., 3.650%, 06/15/2024	259,315	0.0
500,000		Jersey Central Power & Light Co., 6.150%, 06/01/2037	615,257	0.0
2,500,000		Kentucky Utilities Co., 5.125%, 11/01/2040	3,045,823	0.1
500,000		MidAmerican Energy Co., 3.100%, 05/01/2027	513,840	0.0
1,000,000		MidAmerican Energy Co., 3.650%, 08/01/2048	1,032,351	0.1
500,000		MidAmerican Energy Co., 3.950%, 08/01/2047	540,340	0.0
2,000,000		Mississippi Power Co., 4.250%, 03/15/2042	2,016,421	0.1
250,000	(1)	Monongahela Power Co., 5.400%, 12/15/2043	314,337	0.0
1,000,000		National Fuel Gas Co., 5.200%, 07/15/2025	1,081,154	0.1
250,000		National Rural Utilities Cooperative Finance Corp., 2.300%, 11/01/2020	250,356	0.0
1,000,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	1,020,805	0.1
500,000		Northern States Power Co/MN, 4.125%, 05/15/2044	544,962	0.0
250,000		Oklahoma Gas & Electric Co., 4.000%, 12/15/2044	261,385	0.0
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/2044	276,993	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	786,656	0.0
1,000,000		PacifiCorp, 4.150%, 02/15/2050	1,116,144	0.1
750,000		PECO Energy Co., 4.150%, 10/01/2044	817,259	0.0
250,000		Piedmont Natural Gas Co., 4.100%, 09/18/2034	271,286	0.0
500,000		PSEG Power LLC, 3.000%, 06/15/2021	505,307	0.0
1,910,000		Public Service Co. of Colorado, 3.200%, 11/15/2020	1,923,562	0.1
1,000,000		Public Service Co. of Colorado, 3.700%, 06/15/2028	1,078,914	0.1
500,000		Public Service Co. of Colorado, 4.100%, 06/15/2048	551,706	0.0
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/2023	1,004,057	0.1
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/2043	785,857	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/2044	264,543	0.0
500,000		Sempra Energy, 2.850%, 11/15/2020	503,428	0.0
750,000		Sempra Energy, 3.550%, 06/15/2024	775,582	0.0
250,000		Sempra Energy, 3.750%, 11/15/2025	258,080	0.0
750,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	743,948	0.0
250,000		Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	314,001	0.0
1,430,316		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/2033	1,521,297	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/2043	483,414	0.0
750,000		Southern California Edison Co., 4.000%, 04/01/2047	747,275	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/2043	535,457	0.0
500,000		Southern California Gas Co., 4.300%, 01/15/2049	551,619	0.0
1,000,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,058,068	0.1
500,000		Southern Power Co., 4.150%, 12/01/2025	532,342	0.0
250,000		Union Electric Co., 3.500%, 04/15/2024	262,827	0.0
300,000		Union Electric Co., 3.900%, 09/15/2042	315,535	0.0
500,000	(2)	Virginia Electric & Power Co., 4.450%, 02/15/2044	557,059	0.0
1,533,000		Virginia Electric & Power Co., 6.000%, 05/15/2037	1,981,537	0.1
1,000,000		Westar Energy, Inc., 4.125%, 03/01/2042	1,070,147	0.1
500,000		Westar Energy, Inc., 4.625%, 09/01/2043	566,158	0.0
250,000		Wisconsin Electric Power Co., 4.250%, 06/01/2044	269,087	0.0
500,000		Wisconsin Power & Light Co., 4.100%, 10/15/2044	518,562	0.0
			66,528,319	2.2

	Total Corporate Bonds/Notes (Cost $865,498,660)		911,945,696	29.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
1,510,628		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	1,539,025	0.0

See Accompanying Notes to Financial Statements

115

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,406,433	Fannie Mae REMIC Trust 2006-78 BZ, 6.500%, 08/25/2036	1,583,179	0.1

	Total Collateralized Mortgage Obligations (Cost $3,077,949)	3,122,204	0.1

MUNICIPAL BONDS: 1.1%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/2039	6,871,235	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/2032	4,807,841	0.1

	New Jersey: 0.3%
3,425,000	New Jersey Turnpike Authority, 7.102%, 01/01/2041	5,161,270	0.2
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	2,946,116	0.1
		8,107,386	0.3

	New York: 0.2%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/2040	4,926,167	0.2

	Ohio: 0.2%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/2041	5,323,815	0.2

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/2040	4,911,543	0.1

	Total Municipal Bonds (Cost $26,870,429)	34,947,987	1.1

SUPRANATIONAL BONDS: 1.2%
4,206,000	Asian Development Bank, 1.625%, 03/16/2021	4,188,088	0.2
300,000	Asian Development Bank, 2.125%, 03/19/2025	303,570	0.0
2,000,000	Asian Development Bank, 2.000%, 02/16/2022	2,010,591	0.1
1,000,000	Corp Andina de Fomento, 2.125%, 09/27/2021	992,180	0.0
2,964,000	Corp Andina de Fomento, 4.375%, 06/15/2022	3,126,190	0.1
4,000,000	European Investment Bank, 1.125%, 08/15/2019	3,994,272	0.1
6,700,000	European Investment Bank, 1.625%, 06/15/2021	6,668,820	0.2
2,071,000	European Investment Bank, 1.750%, 05/15/2020	2,065,642	0.1
3,000,000	European Investment Bank, 2.250%, 03/15/2022	3,036,942	0.1
2,000,000	European Investment Bank, 4.000%, 02/16/2021	2,067,174	0.1
3,000,000	Inter-American Development Bank, 1.750%, 09/14/2022	2,995,358	0.1
1,000,000	Inter-American Development Bank, 1.875%, 03/15/2021	1,000,130	0.0
1,000,000	Inter-American Development Bank, 3.200%, 08/07/2042	1,077,242	0.0
2,000,000	International Bank for Reconstruction & Development, 1.250%, 07/26/2019	1,998,334	0.1

	Total Supranational Bonds (Cost $35,153,921)	35,524,533	1.2

ASSET-BACKED SECURITIES: 0.7%
	Automobile Asset-Backed Securities: 0.4%
1,000,000	Ally Auto Receivables Trust 2017-1 A4, 1.990%, 11/15/2021	997,652	0.0
1,000,000	Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	998,244	0.0
150,000	BMW Vehicle Lease Trust 2017-2 A4, 2.190%, 03/22/2021	149,950	0.0
1,000,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	1,002,477	0.0
250,000	Carmax Auto Owner Trust 2019-2 A2A, 2.690%, 07/15/2022	251,406	0.0
200,000	Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	204,100	0.0
1,150,000	Carmax Auto Owner Trust 2019-2 B, 3.010%, 12/16/2024	1,174,354	0.1
1,050,000	Ford Credit Auto Owner Trust 2019-A A4, 2.850%, 08/15/2024	1,072,762	0.1
1,000,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	1,004,164	0.1
550,000	GM Financial Consumer Automobile Receivables Trust 2019-2 D, 2.660%, 06/16/2022	552,777	0.0
750,000	Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	773,001	0.0
800,000	Honda Auto Receivables 2019-2 A4 Owner Trust, 2.540%, 03/21/2025	812,572	0.0
1,000,000	(1) Hyundai Auto Lease Securitization Trust 2019-A A4, 3.050%, 12/15/2022	1,017,645	0.1

See Accompanying Notes to Financial Statements

116

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
450,000		Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	451,332	0.0
150,000		Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	152,944	0.0
600,000		Nissan Auto Receivables 2019-B A4 Owner Trust, 2.540%, 12/15/2025	610,752	0.0
500,000		Santander Drive Auto Receivables Trust 2019-1 A3, 3.000%, 12/15/2022	504,248	0.0
100,000		Santander Drive Auto Receivables Trust 2019-2 A2, 2.630%, 07/15/2022	100,229	0.0
500,000		Santander Drive Auto Receivables Trust 2019-2 A3, 2.590%, 05/15/2023	503,350	0.0
650,000	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	654,090	0.0
1,000,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	999,517	0.0
			13,987,566	0.4

		Credit Card Asset-Backed Securities: 0.2%
1,500,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	1,497,249	0.1
1,000,000		American Express Credit Account Master Trust 2017-7 A, 2.350%, 05/15/2025	1,008,822	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2015-A2 A2, 2.080%, 03/15/2023	999,108	0.0
1,000,000		Capital One Multi-Asset Execution Trust 2017-A3 A3, 2.430%, 01/15/2025	1,009,390	0.0
1,000,000		Discover Card Execution Note Trust 2017-A2 A2, 2.390%, 07/15/2024	1,009,795	0.1
500,000		Synchrony Credit Card Master Note Trust 2017-2 A, 2.620%, 10/15/2025	507,611	0.0
			6,031,975	0.2

		Other Asset-Backed Securities: 0.1%
176,595		AEP Texas Central Transition Funding III LLC 2012-1 A2, 1.976%, 06/01/2021	176,212	0.0
1,650,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	1,649,226	0.1
			1,825,438	0.1

	Total Asset-Backed Securities (Cost $21,673,090)		21,844,979	0.7

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
500,000		Santander UK PLC, 3.400%, 06/01/2021	508,472	0.0

	Total Convertible Bonds/Notes (Cost $500,750)		508,472	0.0

SOVEREIGN BONDS: 2.4%
3,000,000		Colombia Government International Bond, 4.000%, 02/26/2024	3,143,250	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/2037	2,659,332	0.1
500,000		Export-Import Bank of Korea, 2.625%, 12/30/2020	502,640	0.0
500,000		Export-Import Bank of Korea, 3.250%, 08/12/2026	515,529	0.0
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/2024	1,069,483	0.0
1,000,000		Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/2022	1,022,362	0.0
1,000,000		Japan Bank for International Cooperation, 1.750%, 05/28/2020	996,623	0.0
5,000,000		Japan Bank for International Cooperation, 2.125%, 11/16/2020	5,004,673	0.2
3,000,000	(1),(2)	Kommunalbanken AS, 2.250%, 01/25/2022	3,027,077	0.1
1,800,000	(1)	Kommunalbanken AS, 2.500%, 01/11/2023	1,838,918	0.1
500,000		Korea International Bond, 4.125%, 06/10/2044	591,293	0.0
5,000,000		Mexico Government International Bond, 4.750%, 03/08/2044	5,232,500	0.2
1,460,000		Panama Government International Bond, 8.875%, 09/30/2027	2,071,390	0.1
4,000,000		Peruvian Government International Bond, 6.550%, 03/14/2037	5,660,040	0.2
4,000,000		Philippine Government International Bond, 6.375%, 01/15/2032	5,414,698	0.2
5,000,000	(2)	Province of Alberta Canada, 2.950%, 01/23/2024	5,197,443	0.2

See Accompanying Notes to Financial Statements

117

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
3,000,000		Province of British Columbia Canada, 2.250%, 06/02/2026	3,025,923	0.1
1,000,000	(2)	Province of Ontario Canada, 1.875%, 05/21/2020	997,785	0.0
13,308,000		Province of Ontario Canada, 4.400%, 04/14/2020	13,538,876	0.4
3,405,000		Republic of Poland Government International Bond, 5.125%, 04/21/2021	3,584,256	0.1
5,160,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,181,959	0.2
3,000,000		Uruguay Government International Bond, 4.500%, 08/14/2024	3,206,280	0.1

	Total Sovereign Bonds (Cost $70,780,448)		73,482,330	2.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 27.4%
		Federal Home Loan Mortgage Corporation: 7.3%(4)
6,237,140		3.000%, 04/01/2045	6,343,657	0.2
6,625,652		3.000%, 04/01/2045	6,759,274	0.2
27,453,992		3.000%, 05/01/2045	27,866,310	0.9
9,387,956		3.000%, 11/01/2046	9,589,054	0.3
10,414,784		3.000%, 11/01/2047	10,624,601	0.4
361,352		3.500%, 01/01/2042	375,383	0.0
1,980,295		3.500%, 01/01/2042	2,042,596	0.1
6,362,440		3.500%, 08/01/2042	6,595,169	0.2
24,333,060		3.500%, 04/01/2043	25,226,979	0.8
26,301,692		3.500%, 02/01/2044	27,266,581	0.9
9,385,557		3.500%, 12/01/2046	9,706,111	0.3
6,544,392		3.500%, 12/01/2047	6,753,838	0.2
27,221,518		3.500%, 03/01/2048	28,258,195	0.9
921,054		4.000%, 01/01/2025	957,095	0.1
134,381		4.000%, 08/01/2040	141,822	0.0
1,627,104		4.000%, 04/01/2041	1,717,478	0.1
1,457,409		4.000%, 05/01/2041	1,538,365	0.1
63,758		4.000%, 08/01/2041	67,299	0.0
215,702		4.000%, 12/01/2041	227,685	0.0
1,123,566		4.000%, 01/01/2042	1,185,986	0.1
2,972,760		4.000%, 03/01/2042	3,137,909	0.1
88,798		4.000%, 12/01/2042	93,736	0.0
982,917		4.000%, 02/01/2044	1,051,378	0.1
809,344		4.000%, 07/01/2045	847,255	0.0
850,743		4.000%, 09/01/2045	890,598	0.0
630,185		4.000%, 09/01/2045	659,706	0.0
677,666		4.000%, 09/01/2045	709,410	0.0
2,159,623		4.000%, 05/01/2046	2,260,771	0.1
886,540		4.000%, 11/01/2047	924,218	0.1
1,037,312		4.000%, 03/01/2048	1,079,904	0.1
4,827		4.500%, 04/01/2023	4,980	0.0
77,763		4.500%, 03/01/2039	83,581	0.0
239,445		4.500%, 08/01/2039	257,396	0.0
284,543		4.500%, 09/01/2039	305,931	0.0
574,697		4.500%, 09/01/2039	617,749	0.0
388,294		4.500%, 09/01/2039	417,329	0.0
613,311		4.500%, 10/01/2039	659,131	0.0
794,266		4.500%, 12/01/2039	853,972	0.0
253,296		4.500%, 03/01/2040	272,324	0.0
507,895		4.500%, 04/01/2040	546,049	0.0
106,262		4.500%, 06/01/2040	114,245	0.0
640,607		4.500%, 07/01/2040	688,672	0.0
555,598		4.500%, 07/01/2040	597,339	0.0
562,712		4.500%, 08/01/2040	604,988	0.0
180,891		4.500%, 08/01/2040	194,481	0.0
175,480		4.500%, 03/01/2041	188,662	0.0
631,104		4.500%, 03/01/2041	678,519	0.0
252,574		4.500%, 04/01/2041	271,549	0.0
737,970		4.500%, 06/01/2041	793,413	0.0
646,362		4.500%, 07/01/2041	694,839	0.0
131,184		4.500%, 08/01/2041	141,041	0.0
4,085,644		4.500%, 08/01/2041	4,392,629	0.2
4,672,714		4.500%, 07/01/2048	4,894,863	0.2
17,536		5.000%, 03/01/2034	19,146	0.0
119,859		5.000%, 12/01/2034	131,224	0.0
133,608		5.000%, 08/01/2035	146,086	0.0
385,708		5.000%, 08/01/2035	422,275	0.0
123,994		5.000%, 10/01/2035	135,686	0.0
159,703		5.000%, 10/01/2035	174,664	0.0
132,015		5.000%, 10/01/2035	144,364	0.0
292,824		5.000%, 12/01/2035	320,302	0.0
38,522		5.000%, 04/01/2036	42,098	0.0
132,450		5.000%, 11/01/2036	144,988	0.0
94,070		5.000%, 02/01/2037	102,596	0.0
75,513		5.000%, 05/01/2037	82,364	0.0
1,102,044		5.000%, 10/01/2037	1,206,054	0.1
644,703		5.000%, 03/01/2038	704,326	0.0
566,857		5.000%, 03/01/2038	617,988	0.0
190,791		5.000%, 03/01/2038	208,784	0.0
186,145		5.000%, 04/01/2038	202,123	0.0
20,205		5.000%, 10/01/2038	21,956	0.0
78,753		5.000%, 06/01/2040	85,667	0.0
192,531		5.000%, 08/01/2040	209,434	0.0
469,848		5.000%, 04/01/2041	511,099	0.0
874,564		5.009%, 02/01/2042	917,889	0.0
55,019		5.490%, 02/01/2037	58,691	0.0
152,560		5.500%, 12/01/2024	158,206	0.0
94,884		5.500%, 09/01/2034	105,531	0.0
112,191		5.500%, 01/01/2035	124,574	0.0
1,066,645		5.500%, 09/01/2035	1,185,813	0.1
48,638		5.500%, 09/01/2035	53,979	0.0
959,697		5.500%, 10/01/2035	1,065,903	0.1
318,941		5.500%, 03/01/2036	354,598	0.0
76,037		5.500%, 03/01/2036	84,414	0.0
50,869		5.500%, 05/01/2036	56,503	0.0
290,326		5.500%, 06/01/2036	322,845	0.0
4,395		5.500%, 07/01/2036	4,873	0.0
18,400		5.500%, 07/01/2036	20,458	0.0
115,125		5.500%, 07/01/2036	127,857	0.0
23,728		5.500%, 10/01/2036	26,268	0.0
126,559		5.500%, 11/01/2036	140,773	0.0
11,813		5.500%, 12/01/2036	12,607	0.0
71,229		5.500%, 12/01/2036	79,139	0.0
93,968		5.500%, 12/01/2036	104,416	0.0
14,426		5.500%, 02/01/2037	16,015	0.0
84,213		5.500%, 02/01/2037	93,671	0.0
28,981		5.500%, 05/01/2037	32,169	0.0
4,239		5.500%, 06/01/2037	4,712	0.0
46,142		5.500%, 12/01/2037	50,756	0.0
25,765		5.500%, 03/01/2038	28,590	0.0
14,067		5.500%, 06/01/2038	15,319	0.0
6,026		5.500%, 06/01/2038	6,545	0.0
10,844		5.500%, 08/01/2038	11,899	0.0
2,415		5.500%, 10/01/2038	2,639	0.0
843,311		5.500%, 11/01/2038	929,664	0.1
13,866		5.500%, 12/01/2038	15,073	0.0
14,155		5.500%, 12/01/2038	15,395	0.0
19,642		5.500%, 12/01/2038	21,439	0.0
140,639		5.500%, 01/01/2039	154,692	0.0
24,520		5.500%, 01/01/2039	27,114	0.0
87,438		5.500%, 01/01/2040	94,329	0.0
96,293		5.500%, 01/01/2040	105,117	0.0
89,665		5.500%, 03/01/2040	97,381	0.0

See Accompanying Notes to Financial Statements

118

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
113,943		5.500%, 01/01/2041	121,718	0.0
63,815		5.750%, 05/01/2037	69,185	0.0
124,384		5.800%, 07/01/2037	134,927	0.0
70,143		5.800%, 08/01/2037	76,258	0.0
39,807		5.800%, 09/01/2037	43,292	0.0
76,983		5.800%, 09/01/2037	83,722	0.0
6,014		6.000%, 04/01/2028	6,681	0.0
54,297		6.000%, 07/01/2028	59,500	0.0
12,234		6.000%, 04/01/2036	13,873	0.0
3,741		6.000%, 04/01/2036	4,240	0.0
368		6.000%, 04/01/2036	406	0.0
38,585		6.000%, 06/01/2036	43,755	0.0
12,503		6.000%, 07/01/2036	14,196	0.0
76,792		6.000%, 08/01/2036	87,038	0.0
5,045		6.000%, 08/01/2036	5,555	0.0
12,227		6.000%, 08/01/2036	13,882	0.0
82,209		6.000%, 01/01/2037	93,200	0.0
58,559		6.000%, 02/01/2037	66,491	0.0
3,613		6.000%, 04/01/2037	4,102	0.0
20,152		6.000%, 06/01/2037	22,914	0.0
1,582		6.000%, 06/01/2037	1,792	0.0
9,278		6.000%, 07/01/2037	10,535	0.0
361		6.000%, 07/01/2037	408	0.0
159,761		6.000%, 08/01/2037	177,699	0.0
10,152		6.000%, 08/01/2037	11,527	0.0
2,476		6.000%, 08/01/2037	2,806	0.0
29,598		6.000%, 08/01/2037	33,539	0.0
7,775		6.000%, 08/01/2037	8,546	0.0
4,332		6.000%, 08/01/2037	4,911	0.0
6,839		6.000%, 08/01/2037	7,495	0.0
3,617		6.000%, 09/01/2037	4,099	0.0
18,966		6.000%, 09/01/2037	21,454	0.0
7,438		6.000%, 09/01/2037	8,441	0.0
19,802		6.000%, 10/01/2037	21,703	0.0
6,133		6.000%, 10/01/2037	6,721	0.0
12,750		6.000%, 10/01/2037	14,472	0.0
16,891		6.000%, 10/01/2037	19,179	0.0
3,610		6.000%, 11/01/2037	4,099	0.0
3,409		6.000%, 11/01/2037	3,746	0.0
34,180		6.000%, 11/01/2037	38,745	0.0
987		6.000%, 12/01/2037	1,081	0.0
68,141		6.000%, 12/01/2037	77,278	0.0
3,200		6.000%, 01/01/2038	3,628	0.0
23,278		6.000%, 01/01/2038	26,404	0.0
26,199		6.000%, 01/01/2038	29,590	0.0
2,536		6.000%, 02/01/2038	2,779	0.0
20,061		6.000%, 02/01/2038	22,049	0.0
18,300		6.000%, 05/01/2038	20,250	0.0
1,874		6.000%, 06/01/2038	2,125	0.0
67,995		6.000%, 07/01/2038	76,235	0.0
37,960		6.000%, 07/01/2038	43,063	0.0
288,748		6.000%, 09/01/2038	326,894	0.0
11,119		6.000%, 09/01/2038	12,620	0.0
1,188		6.000%, 09/01/2038	1,330	0.0
42,728		6.000%, 09/01/2038	47,057	0.0
19,854		6.000%, 11/01/2038	22,514	0.0
150,563		6.000%, 01/01/2039	169,924	0.0
188,395		6.000%, 04/01/2039	213,684	0.0
49,174		6.000%, 08/01/2039	55,831	0.0
67,675		6.000%, 10/01/2039	76,837	0.0
101,944		6.000%, 11/01/2039	111,950	0.0
25,738		6.000%, 11/01/2039	29,189	0.0
2,409		6.000%, 12/01/2039	2,702	0.0
85,844		6.000%, 05/01/2040	97,473	0.0
60,134		6.150%, 12/01/2037	66,535	0.0
75,105		6.150%, 01/01/2038	82,855	0.0
85,709		6.150%, 02/01/2038	94,508	0.0
160,549		6.150%, 02/01/2038	177,212	0.0
840,000		6.250%, 07/15/2032	1,206,441	0.1
14,199		6.500%, 06/01/2036	16,309	0.0
2,681		6.500%, 08/01/2036	3,068	0.0
1,520		6.500%, 10/01/2036	1,764	0.0
50,109		6.500%, 10/01/2036	58,274	0.0
22,602		6.500%, 07/01/2037	25,922	0.0
7,618		6.500%, 09/01/2037	8,539	0.0
4,225		6.500%, 10/01/2037	4,790	0.0
4,624		6.500%, 11/01/2037	5,203	0.0
22,995		6.500%, 04/01/2038	26,248	0.0
10,734		6.500%, 04/01/2038	12,384	0.0
3,629		6.500%, 05/01/2038	4,029	0.0
636		6.500%, 05/01/2038	706	0.0
2,192		6.500%, 07/01/2038	2,434	0.0
1,337		6.500%, 08/01/2038	1,498	0.0
8,237		6.500%, 09/01/2038	9,146	0.0
273		6.500%, 10/01/2038	312	0.0
8,312		6.500%, 11/01/2038	9,566	0.0
12,567		6.500%, 12/01/2038	14,402	0.0
1,282		6.500%, 12/01/2038	1,424	0.0
7,443		6.500%, 12/01/2038	8,264	0.0
58,039		6.500%, 12/01/2038	64,438	0.0
636,349		6.500%, 12/01/2038	735,154	0.0
3,010		6.500%, 01/01/2039	3,507	0.0
2,540,000		6.750%, 03/15/2031	3,686,846	0.1
			224,704,242	7.3

		Federal National Mortgage Association: 1.3%(4)
2,420,000		1.500%, 06/22/2020	2,408,642	0.1
5,577,495		3.000%, 09/01/2046	5,581,416	0.2
21,235,899		3.500%, 11/01/2051	22,004,831	0.7
1,356,851		3.720%, 10/01/2029	1,480,269	0.0
16,014		5.700%, 07/01/2036	16,027	0.0
102,326		5.700%, 07/01/2036	108,596	0.0
805,000		6.625%, 11/15/2030	1,151,407	0.0
3,430,000		7.125%, 01/15/2030	4,976,442	0.2
1,560,000		7.250%, 05/15/2030	2,301,423	0.1
			40,029,053	1.3

		Government National Mortgage Association: 7.4%
12,513,314		3.000%, 04/15/2045	12,778,208	0.4
10,119,761		3.000%, 07/20/2045	10,357,541	0.3
4,861,183		3.000%, 04/20/2046	4,975,229	0.2
19,469,916		3.000%, 07/20/2046	19,927,203	0.7
9,057,424		3.000%, 07/20/2047	9,265,278	0.3
26,387,647		3.000%, 04/20/2048	26,993,203	0.9
24,540,863		3.500%, 03/20/2047	25,325,219	0.8
0		3.500%, 07/20/2047	0	–
13,892,265		3.500%, 09/20/2047	14,300,264	0.5
11,984,557		3.500%, 12/20/2047	12,389,274	0.4
4,100,000		3.500%, 01/20/2048	4,242,447	0.1
12,706,198		3.500%, 01/20/2048	13,132,487	0.4
25,692,022		3.500%, 02/20/2048	26,510,845	0.9
6,476,163		4.000%, 10/20/2043	6,738,121	0.2
3,561,128		4.000%, 03/20/2046	3,735,581	0.1
5,740,951		4.000%, 03/20/2046	6,021,318	0.2
1,114,274		4.500%, 02/20/2041	1,189,263	0.0
342,859		4.500%, 03/20/2041	365,925	0.0
1,314,254		4.500%, 05/20/2041	1,402,683	0.1
1,471,992		4.500%, 06/20/2041	1,570,895	0.1
2,730,942		4.500%, 07/20/2041	2,914,554	0.1
1,132,886		4.500%, 09/20/2041	1,209,220	0.1
3,448,372		4.500%, 10/20/2041	3,680,582	0.1
2,500,000	(5)	4.500%, 07/01/2044	2,606,201	0.1
12,474		5.000%, 10/15/2037	13,727	0.0
2,735		5.000%, 04/15/2038	2,962	0.0
68,249		5.000%, 03/15/2039	75,142	0.0
120,923		5.000%, 08/15/2039	133,082	0.0
1,084,846		5.000%, 09/15/2039	1,193,935	0.1
947,025		5.000%, 09/15/2039	1,041,921	0.0
830,065		5.000%, 02/15/2040	913,818	0.0

See Accompanying Notes to Financial Statements

119

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
638,322		5.000%, 04/15/2040	702,590	0.0
1,319,754		5.000%, 06/15/2040	1,452,072	0.1
42,466		5.000%, 07/15/2040	46,546	0.0
309,115		5.000%, 04/15/2042	323,663	0.0
813,593		5.000%, 04/20/2042	895,658	0.0
5,676,424		5.000%, 06/20/2048	5,929,762	0.2
35,416		5.500%, 07/20/2038	38,815	0.0
461,429		5.500%, 09/20/2039	505,784	0.0
33,080		5.500%, 10/20/2039	36,173	0.0
766,564		5.500%, 11/20/2039	840,202	0.0
19,053		5.500%, 11/20/2039	20,856	0.0
11,476		5.500%, 12/20/2040	12,863	0.0
36,029		5.500%, 01/20/2041	39,497	0.0
246,066		5.500%, 03/20/2041	269,414	0.0
349,176		5.500%, 04/20/2041	382,631	0.0
580,854		5.500%, 05/20/2041	636,485	0.0
556,299		5.500%, 06/20/2041	610,006	0.0
17,959		6.000%, 10/15/2036	20,520	0.0
57,083		6.000%, 08/15/2037	64,219	0.0
50,612		6.000%, 11/15/2037	56,448	0.0
16,992		6.000%, 12/15/2037	19,353	0.0
25,447		6.000%, 01/15/2038	28,879	0.0
23,895		6.000%, 01/15/2038	27,205	0.0
26,964		6.000%, 02/15/2038	30,336	0.0
608		6.000%, 02/15/2038	691	0.0
78,114		6.000%, 02/15/2038	87,119	0.0
865		6.000%, 04/15/2038	946	0.0
160,730		6.000%, 05/15/2038	180,822	0.0
198,221		6.000%, 05/15/2038	226,508	0.0
27,747		6.000%, 07/15/2038	31,710	0.0
65,561		6.000%, 09/15/2038	75,016	0.0
57,667		6.000%, 11/15/2038	63,781	0.0
840,275		6.000%, 08/20/2040	919,389	0.0
			229,582,087	7.4

		Other U.S. Agency Obligations: 0.4%
1,500,000	(2)	1.875%, 08/15/2022	1,500,899	0.0
5,000,000		2.400%, 09/21/2026	5,080,514	0.2
10,000		6.150%, 01/15/2038	14,413	0.0
5,000,000		7.125%, 05/01/2030	7,215,338	0.2
			13,811,164	0.4

		Uniform Mortgage-Backed Security: 11.0%
4,827,544		2.500%, 09/01/2027	4,869,641	0.2
5,015,929		2.500%, 06/01/2030	5,055,153	0.2
7,319,818		2.500%, 06/01/2030	7,377,067	0.2
2,937,516		2.500%, 07/01/2030	2,960,494	0.1
18,986,268		2.500%, 04/01/2037	19,019,984	0.6
1,944,778		3.000%, 06/01/2026	1,985,271	0.1
6,749,968		3.000%, 08/01/2030	6,904,309	0.2
3,051,983		3.000%, 09/01/2030	3,121,854	0.1
19,292,713		3.000%, 12/01/2042	19,693,884	0.6
10,724,607		3.000%, 07/01/2043	10,907,863	0.4
5,502,481		3.000%, 09/01/2043	5,596,389	0.2
5,604,341		3.000%, 07/01/2046	5,717,428	0.2
2,240,250		3.000%, 08/01/2046	2,284,070	0.1
22,342,589		3.000%, 12/01/2046	22,631,316	0.7
5,100,079		3.500%, 05/01/2029	5,267,965	0.2
1,476,120		3.500%, 03/01/2041	1,522,871	0.1
1,589,756		3.500%, 12/01/2041	1,650,462	0.1
2,869,740		3.500%, 01/01/2042	2,978,823	0.1
6,185,478		3.500%, 10/01/2042	6,421,383	0.2
14,665,812		3.500%, 11/01/2042	15,226,006	0.5
5,742,450		3.500%, 01/01/2046	5,979,573	0.2
4,259,339		3.500%, 02/01/2046	4,435,222	0.2
8,781,326		3.500%, 02/01/2046	9,143,936	0.3
10,480,887		3.500%, 04/01/2046	10,836,942	0.4
2,279,426		4.000%, 09/01/2026	2,371,069	0.1
861,960		4.000%, 10/01/2040	914,143	0.0
202,139		4.000%, 10/01/2040	213,139	0.0
16,443,309		4.000%, 11/01/2040	17,345,660	0.6
1,362,294		4.000%, 12/01/2040	1,437,056	0.1
1,832,906		4.000%, 12/01/2040	1,945,357	0.1
2,807,815		4.000%, 02/01/2041	2,961,911	0.1
441,386		4.000%, 03/01/2041	465,611	0.0
432,463		4.000%, 04/01/2041	456,198	0.0
266,518		4.000%, 08/01/2041	275,560	0.0
329,228		4.000%, 09/01/2041	347,300	0.0
3,578,927		4.000%, 11/01/2041	3,775,391	0.1
472,657		4.000%, 12/01/2041	498,603	0.0
1,180,784		4.000%, 01/01/2042	1,245,599	0.1
737,774		4.000%, 07/01/2042	778,275	0.0
2,470,845		4.000%, 12/01/2042	2,609,258	0.1
2,456,830		4.000%, 07/01/2043	2,617,271	0.1
1,990,423		4.000%, 02/01/2044	2,109,294	0.1
1,186,743		4.000%, 02/01/2044	1,257,604	0.1
568,274		4.000%, 03/01/2044	595,994	0.0
1,927,865		4.000%, 05/01/2045	2,019,263	0.1
10,533,134		4.000%, 06/01/2045	11,035,758	0.4
2,611,013		4.000%, 07/01/2045	2,766,962	0.1
2,876,799		4.000%, 07/01/2045	3,045,071	0.1
1,280,535		4.000%, 07/01/2045	1,332,974	0.1
3,985,920		4.000%, 07/01/2045	4,246,063	0.1
3,618,439		4.000%, 02/01/2046	3,812,234	0.1
13,944,254		4.000%, 02/01/2048	14,484,596	0.5
2,438,796		4.000%, 03/01/2048	2,535,452	0.1
980,645		4.000%, 03/01/2048	1,018,764	0.0
18,174,000	(5)	4.000%, 07/25/2049	18,780,628	0.6
2,500,218		4.500%, 07/01/2026	2,580,816	0.1
5,144		4.500%, 06/01/2034	5,521	0.0
19,527		4.500%, 05/01/2035	20,958	0.0
1,933		4.500%, 03/01/2038	2,059	0.0
4,361		4.500%, 05/01/2038	4,557	0.0
1,223		4.500%, 05/01/2038	1,289	0.0
14,361		4.500%, 06/01/2038	15,409	0.0
9,021		4.500%, 07/01/2038	9,426	0.0
27,465		4.500%, 09/01/2038	28,699	0.0
530,263		4.500%, 03/01/2039	569,320	0.0
32,332		4.500%, 04/01/2039	34,716	0.0
20,782		4.500%, 04/01/2039	22,305	0.0
685,011		4.500%, 07/01/2039	735,674	0.0
1,664,630		4.500%, 09/01/2039	1,787,324	0.1
1,204,354		4.500%, 10/01/2039	1,293,462	0.1
455,305		4.500%, 12/01/2039	489,193	0.0
376,570		4.500%, 12/01/2039	404,616	0.0
329,250		4.500%, 12/01/2039	353,569	0.0
244,231		4.500%, 03/01/2040	262,409	0.0
340,920		4.500%, 10/01/2040	366,297	0.0
278,799		4.500%, 10/01/2040	299,535	0.0
324,218		4.500%, 10/01/2040	348,344	0.0
627,254		4.500%, 03/01/2041	673,946	0.0
336,108		4.500%, 04/01/2041	351,383	0.0
2,961,066		4.500%, 06/01/2041	3,181,488	0.1
270,120		4.500%, 06/01/2041	290,210	0.0
276,762		4.500%, 06/01/2041	297,361	0.0
194,960		4.500%, 06/01/2041	203,832	0.0
208,824		4.500%, 07/01/2041	224,370	0.0
124,570		4.500%, 07/01/2041	133,799	0.0
4,865,477		4.500%, 07/01/2041	5,227,687	0.2
235,011		4.500%, 08/01/2041	252,504	0.0
1,595,975		4.500%, 08/01/2041	1,714,774	0.1
1,787,206		4.500%, 08/01/2041	1,920,240	0.1
1,118,118		5.000%, 03/01/2027	1,149,855	0.0
96,693		5.000%, 07/01/2033	105,058	0.0
106,732		5.000%, 02/01/2034	112,858	0.0
19,868		5.000%, 11/01/2034	21,674	0.0
2,003,697		5.000%, 02/01/2035	2,180,854	0.1
357,547		5.000%, 06/01/2035	390,966	0.0
26,775		5.000%, 08/01/2035	29,247	0.0
91,128		5.000%, 09/01/2035	99,538	0.0

See Accompanying Notes to Financial Statements

120

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Security: (continued)
227,267	5.000%, 09/01/2035	248,268	0.0
332,961	5.000%, 09/01/2035	360,118	0.0
28,219	5.000%, 10/01/2035	30,835	0.0
519,010	5.000%, 03/01/2036	567,659	0.0
403,851	5.000%, 03/01/2036	441,684	0.0
340,126	5.000%, 05/01/2036	370,800	0.0
4,274	5.000%, 05/01/2036	4,676	0.0
65,217	5.000%, 06/01/2036	71,350	0.0
55,191	5.000%, 12/01/2036	60,373	0.0
725,859	5.000%, 12/01/2036	794,184	0.0
167,465	5.000%, 07/01/2037	183,134	0.0
122,185	5.000%, 01/01/2038	133,479	0.0
250,641	5.000%, 02/01/2038	274,157	0.0
551,843	5.000%, 02/01/2038	603,666	0.0
516,499	5.000%, 08/01/2038	565,109	0.0
91,145	5.000%, 07/01/2040	98,266	0.0
272,390	5.000%, 07/01/2040	296,098	0.0
1	5.500%, 07/01/2020	1	0.0
271	5.500%, 04/01/2021	274	0.0
4,897	5.500%, 10/01/2021	4,962	0.0
1,697	5.500%, 11/01/2021	1,710	0.0
22,954	5.500%, 11/01/2021	23,351	0.0
77,254	5.500%, 11/01/2021	78,761	0.0
12,447	5.500%, 12/01/2021	12,588	0.0
101,893	5.500%, 12/01/2021	104,621	0.0
124,469	5.500%, 12/01/2021	126,911	0.0
3,254	5.500%, 01/01/2022	3,319	0.0
2,772	5.500%, 01/01/2022	2,776	0.0
1,965	5.500%, 01/01/2022	2,005	0.0
16,181	5.500%, 02/01/2022	16,549	0.0
1,171	5.500%, 04/01/2022	1,198	0.0
12,204	5.500%, 06/01/2022	12,421	0.0
10,451	5.500%, 06/01/2022	10,718	0.0
21,160	5.500%, 07/01/2022	21,705	0.0
1,380	5.500%, 07/01/2022	1,421	0.0
1,904	5.500%, 08/01/2022	1,943	0.0
5,134	5.500%, 09/01/2022	5,291	0.0
34,862	5.500%, 09/01/2022	35,828	0.0
5,617	5.500%, 01/01/2023	5,803	0.0
3,460	5.500%, 02/01/2023	3,558	0.0
7,984	5.500%, 03/01/2023	8,246	0.0
2,414	5.500%, 04/01/2023	2,522	0.0
9,618	5.500%, 06/01/2023	9,911	0.0
3,239	5.500%, 08/01/2023	3,337	0.0
26,412	5.500%, 08/01/2023	27,629	0.0
9,909	5.500%, 08/01/2023	10,374	0.0
1,673	5.500%, 08/01/2023	1,728	0.0
22,259	5.500%, 09/01/2023	23,118	0.0
6,397	5.500%, 10/01/2023	6,426	0.0
3,219	5.500%, 11/01/2023	3,320	0.0
14,120	5.500%, 11/01/2023	14,556	0.0
1,125	5.500%, 11/01/2023	1,155	0.0
76,455	5.500%, 02/01/2024	79,274	0.0
1,396	5.500%, 03/01/2024	1,406	0.0
7,513	5.500%, 07/01/2024	7,884	0.0
16,435	5.500%, 07/01/2024	16,770	0.0
3,126	5.500%, 05/01/2025	3,177	0.0
35,076	5.500%, 08/01/2025	36,825	0.0
2,377	5.500%, 07/01/2027	2,536	0.0
606	5.500%, 08/01/2027	646	0.0
121,204	5.500%, 03/01/2034	134,185	0.0
107,291	5.500%, 04/01/2034	119,191	0.0
45,991	5.500%, 11/01/2034	51,117	0.0
43,946	5.500%, 12/01/2034	48,809	0.0
562,808	5.500%, 02/01/2035	625,530	0.0
80,188	5.500%, 05/01/2035	89,128	0.0
498,776	5.500%, 09/01/2035	545,178	0.0
82,521	5.500%, 09/01/2035	91,604	0.0
107,358	5.500%, 04/01/2036	119,306	0.0
63,205	5.500%, 04/01/2036	70,142	0.0
22,516	5.500%, 05/01/2036	24,983	0.0
75,148	5.500%, 06/01/2036	83,408	0.0
268,397	5.500%, 07/01/2036	298,180	0.0
149,158	5.500%, 11/01/2036	165,794	0.0
223,467	5.500%, 12/01/2036	248,387	0.0
497,275	5.500%, 12/01/2036	552,658	0.0
73,725	5.500%, 01/01/2037	81,913	0.0
710,733	5.500%, 03/01/2037	789,838	0.0
62,362	5.500%, 03/01/2037	69,266	0.0
320,315	5.500%, 03/01/2037	355,888	0.0
281,784	5.500%, 08/01/2037	313,182	0.0
753	5.500%, 01/01/2038	825	0.0
2,970	5.500%, 01/01/2038	3,246	0.0
1,030	5.500%, 01/01/2038	1,121	0.0
12,339	5.500%, 03/01/2038	13,518	0.0
17,382	5.500%, 05/01/2038	18,868	0.0
42,955	5.500%, 06/01/2038	47,717	0.0
1,389,597	5.500%, 09/01/2038	1,542,132	0.1
309,468	5.500%, 12/01/2038	335,731	0.0
76,233	5.500%, 06/01/2039	83,608	0.0
14,027	5.500%, 04/01/2040	15,025	0.0
119,281	5.500%, 05/01/2040	127,322	0.0
243,037	5.500%, 06/01/2040	259,436	0.0
11,037	5.500%, 07/01/2040	11,780	0.0
8,280	6.000%, 01/01/2034	9,209	0.0
4,405	6.000%, 07/01/2034	4,861	0.0
60,806	6.000%, 12/01/2034	68,988	0.0
31,546	6.000%, 05/01/2035	34,749	0.0
16,038	6.000%, 01/01/2036	17,566	0.0
33,163	6.000%, 01/01/2036	36,327	0.0
21,734	6.000%, 02/01/2036	24,616	0.0
15,835	6.000%, 03/01/2036	17,495	0.0
32,263	6.000%, 03/01/2036	36,565	0.0
33,206	6.000%, 04/01/2036	37,601	0.0
7,240	6.000%, 04/01/2036	8,203	0.0
62,730	6.000%, 05/01/2036	71,038	0.0
431	6.000%, 06/01/2036	488	0.0
16,675	6.000%, 08/01/2036	18,886	0.0
1,803	6.000%, 08/01/2036	1,975	0.0
44,888	6.000%, 09/01/2036	49,263	0.0
19,912	6.000%, 09/01/2036	22,541	0.0
45,005	6.000%, 09/01/2036	49,435	0.0
47,708	6.000%, 09/01/2036	54,036	0.0
22,393	6.000%, 10/01/2036	24,635	0.0
17,359	6.000%, 10/01/2036	19,347	0.0
175,324	6.000%, 12/01/2036	192,864	0.0
454,907	6.000%, 12/01/2036	514,952	0.0
72,299	6.000%, 01/01/2037	79,771	0.0
6,819	6.000%, 02/01/2037	7,515	0.0
5,518	6.000%, 04/01/2037	6,044	0.0
96,435	6.000%, 07/01/2037	109,425	0.0
2,740	6.000%, 08/01/2037	3,097	0.0
28,272	6.000%, 08/01/2037	31,511	0.0
1,107	6.000%, 08/01/2037	1,247	0.0
377	6.000%, 09/01/2037	426	0.0
2,034	6.000%, 09/01/2037	2,295	0.0
13,275	6.000%, 09/01/2037	15,019	0.0
27,854	6.000%, 09/01/2037	31,508	0.0
59,788	6.000%, 09/01/2037	65,595	0.0
6,372	6.000%, 09/01/2037	7,204	0.0
310	6.000%, 10/01/2037	349	0.0
967	6.000%, 10/01/2037	1,068	0.0
2,904	6.000%, 10/01/2037	3,199	0.0
2,132	6.000%, 10/01/2037	2,408	0.0
18,124	6.000%, 11/01/2037	20,492	0.0
22,339	6.000%, 11/01/2037	24,467	0.0
52,422	6.000%, 11/01/2037	59,279	0.0
7,248	6.000%, 11/01/2037	7,938	0.0
2,335	6.000%, 11/01/2037	2,580	0.0
6,190	6.000%, 11/01/2037	6,800	0.0

See Accompanying Notes to Financial Statements

121

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
25,797		6.000%, 11/01/2037	29,038	0.0
40,779		6.000%, 12/01/2037	45,644	0.0
13,297		6.000%, 12/01/2037	15,051	0.0
5,903		6.000%, 12/01/2037	6,518	0.0
29,599		6.000%, 12/01/2037	33,486	0.0
12,283		6.000%, 01/01/2038	13,533	0.0
4,133		6.000%, 01/01/2038	4,538	0.0
84,244		6.000%, 02/01/2038	94,888	0.0
772		6.000%, 02/01/2038	845	0.0
6,254		6.000%, 03/01/2038	6,948	0.0
126,294		6.000%, 03/01/2038	138,857	0.0
353,698		6.000%, 04/01/2038	401,339	0.0
19,747		6.000%, 04/01/2038	22,367	0.0
26,598		6.000%, 05/01/2038	30,106	0.0
21,233		6.000%, 05/01/2038	23,348	0.0
1,911		6.000%, 06/01/2038	2,098	0.0
26,219		6.000%, 07/01/2038	28,813	0.0
15,022		6.000%, 07/01/2038	16,558	0.0
894		6.000%, 08/01/2038	980	0.0
3,849		6.000%, 08/01/2038	4,356	0.0
23,871		6.000%, 09/01/2038	26,472	0.0
36,110		6.000%, 09/01/2038	39,645	0.0
6,933		6.000%, 09/01/2038	7,593	0.0
21,877		6.000%, 10/01/2038	24,714	0.0
76,379		6.000%, 10/01/2038	84,638	0.0
73,826		6.000%, 10/01/2038	83,445	0.0
15,519		6.000%, 05/01/2039	16,997	0.0
668,680		6.000%, 10/01/2039	758,654	0.0
28,568		6.000%, 11/01/2039	32,309	0.0
866		6.500%, 04/01/2030	961	0.0
60,501		6.500%, 02/01/2034	67,126	0.0
8,462		6.500%, 11/01/2034	9,798	0.0
11,462		6.500%, 01/01/2036	13,058	0.0
33,306		6.500%, 03/01/2036	39,839	0.0
56,720		6.500%, 04/01/2036	65,831	0.0
600		6.500%, 05/01/2036	671	0.0
4,287		6.500%, 06/01/2036	4,757	0.0
5,386		6.500%, 07/01/2036	5,976	0.0
1,518		6.500%, 07/01/2036	1,813	0.0
3,204		6.500%, 07/01/2036	3,677	0.0
55,448		6.500%, 07/01/2036	61,542	0.0
48,901		6.500%, 07/01/2036	56,471	0.0
23,602		6.500%, 07/01/2036	28,146	0.0
596		6.500%, 08/01/2036	666	0.0
1,404		6.500%, 09/01/2036	1,629	0.0
120,886		6.500%, 09/01/2036	143,853	0.0
17,490		6.500%, 09/01/2036	20,099	0.0
9,056		6.500%, 09/01/2036	10,051	0.0
3,933		6.500%, 11/01/2036	4,622	0.0
865		6.500%, 11/01/2036	969	0.0
13,476		6.500%, 12/01/2036	14,950	0.0
3,114		6.500%, 12/01/2036	3,554	0.0
35,435		6.500%, 01/01/2037	39,881	0.0
349		6.500%, 01/01/2037	398	0.0
6,640		6.500%, 01/01/2037	7,367	0.0
26,744		6.500%, 01/01/2037	30,126	0.0
16,385		6.500%, 02/01/2037	18,189	0.0
111,365		6.500%, 03/01/2037	131,213	0.0
12,273		6.500%, 03/01/2037	13,622	0.0
6,986		6.500%, 03/01/2037	8,211	0.0
48,755		6.500%, 03/01/2037	55,005	0.0
1,740		6.500%, 04/01/2037	1,931	0.0
819		6.500%, 07/01/2037	949	0.0
2,814		6.500%, 08/01/2037	3,122	0.0
3,776		6.500%, 08/01/2037	4,250	0.0
2,238		6.500%, 08/01/2037	2,583	0.0
18,711		6.500%, 09/01/2037	21,352	0.0
2,301		6.500%, 09/01/2037	2,668	0.0
8,512		6.500%, 09/01/2037	9,875	0.0
110,991		6.500%, 09/01/2037	123,199	0.0
1,441		6.500%, 09/01/2037	1,669	0.0
498		6.500%, 09/01/2037	576	0.0
76,925		6.500%, 09/01/2037	88,795	0.0
801		6.500%, 10/01/2037	889	0.0
29,854		6.500%, 10/01/2037	34,610	0.0
2,546		6.500%, 10/01/2037	2,932	0.0
26,711		6.500%, 10/01/2037	30,234	0.0
8,501		6.500%, 10/01/2037	10,003	0.0
130,692		6.500%, 11/01/2037	151,720	0.0
1,455		6.500%, 12/01/2037	1,614	0.0
1,343		6.500%, 12/01/2037	1,491	0.0
9,188		6.500%, 12/01/2037	10,196	0.0
2,901		6.500%, 12/01/2037	3,218	0.0
5,477		6.500%, 12/01/2037	6,108	0.0
12,991		6.500%, 12/01/2037	15,177	0.0
62,514		6.500%, 12/01/2037	69,373	0.0
1,540		6.500%, 12/01/2037	1,709	0.0
20,180		6.500%, 01/01/2038	23,154	0.0
541		6.500%, 01/01/2038	600	0.0
77,905		6.500%, 02/01/2038	86,450	0.0
45,454		6.500%, 03/01/2038	52,955	0.0
51,595		6.500%, 04/01/2038	59,958	0.0
4,100		6.500%, 05/01/2038	4,549	0.0
226,581		6.500%, 08/01/2038	251,993	0.0
82,642		6.500%, 08/01/2038	91,721	0.0
69,685		6.500%, 08/01/2038	78,434	0.0
23,425		6.500%, 09/01/2038	26,331	0.0
20,415		6.500%, 09/01/2038	22,776	0.0
14,840		6.500%, 10/01/2038	17,336	0.0
50,378		6.500%, 10/01/2038	55,906	0.0
241,007		6.500%, 10/01/2038	283,484	0.0
4,090		6.500%, 10/01/2038	4,775	0.0
24,268		6.500%, 11/01/2038	28,021	0.0
56,947		6.500%, 01/01/2039	65,928	0.0
1,456		6.500%, 01/01/2039	1,729	0.0
15,739		6.500%, 03/01/2039	17,655	0.0
5,411		6.500%, 09/01/2039	6,005	0.0
			338,706,261	11.0

	Total U.S. Government Agency Obligations (Cost $828,225,541)		846,832,807	27.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.3%
2,000,000	(1)	BAMLL Commercial Mortgage Securities Trust 2015-200P A, 3.218%, 04/14/2033	2,086,123	0.1
4,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	4,407,668	0.2
1,000,000	(3)	CFCRE Commercial Mortgage Trust 2016-C7 B, 4.501%, 12/10/2054	1,082,676	0.0
3,000,000		Citigroup Commercial Mortgage Trust 2014-GC19 A4, 4.023%, 03/10/2047	3,209,701	0.1
1,000,000	(1),(3)	COMM 2013-CR10 AM, 4.517%, 08/10/2046	1,074,216	0.0
650,000		COMM 2015-CR23 A3, 3.230%, 05/10/2048	676,132	0.0
315,000	(3)	COMM 2015-PC1 B, 4.588%, 07/10/2050	334,578	0.0
1,000,000		COMM 2016-COR1 A4, 3.091%, 10/10/2049	1,028,703	0.0
1,000,000		COMM 2016-COR1 AM, 3.494%, 10/10/2049	1,030,666	0.0

See Accompanying Notes to Financial Statements

122

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000		COMM 2016-CR28 A4, 3.762%, 02/10/2049	1,070,057	0.0
1,000,000	(1),(3)	Core Industrial Trust 2015-TEXW D, 3.977%, 02/10/2034	1,034,722	0.0
981,425	(1)	Core Industrial Trust 2015-WEST A, 3.292%, 02/10/2037	1,032,108	0.0
500,000		DBJPM Mortgage Trust 16-C1 A4, 3.276%, 05/10/2049	521,728	0.0
2,000,000	(3)	Ginnie Mae 2011-127 C, 3.500%, 03/16/2047	2,064,959	0.1
6,000,000	(3)	Ginnie Mae 2011-142 B, 3.485%, 02/16/2044	6,103,852	0.2
2,000,000	(3)	Ginnie Mae 2011-20 C, 3.562%, 04/16/2041	2,053,655	0.1
5,000,000	(3)	Ginnie Mae 2011-38 D, 3.717%, 01/16/2051	5,279,857	0.2
186,856	(3)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	193,712	0.0
5,000,000		Ginnie Mae 2014-150 C, 3.400%, 12/16/2049	5,163,314	0.2
3,000,000		Ginnie Mae 2014-50 C, 3.400%, 02/16/2047	3,101,267	0.1
1,000,000		GS Mortgage Securities Trust 2012-GCJ7 B, 4.740%, 05/10/2045	1,044,837	0.0
1,000,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 B, 4.129%, 01/15/2046	1,051,544	0.0
6,379,463		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 4.166%, 12/15/2046	6,842,543	0.2
3,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C2 A3A, 2.881%, 06/15/2049	3,062,506	0.1
2,065,000	(1)	Ladder Capital Commercial Mortgage 2013-GCP A2 Mortgage Trust, 3.985%, 02/15/2036	2,242,579	0.1
3,200,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4 A4, 3.134%, 12/15/2048	3,286,565	0.1
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 A4, 3.526%, 12/15/2047	2,102,341	0.1
1,250,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 B, 4.565%, 04/15/2047	1,333,686	0.1
220,000	(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 C, 4.297%, 03/15/2048	226,176	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	104,078	0.0
100,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.554%, 09/15/2047	103,992	0.0
1,000,000	(1),(3)	MSCG Trust 2015-ALDR A2, 3.577%, 06/07/2035	1,032,054	0.0
1,000,000	(3)	UBS Commercial Mortgage Trust 2018-C9 A4, 4.117%, 03/15/2051	1,102,805	0.1
2,350,000		Wells Fargo Commercial Mortgage Trust 2015-P2 A3, 3.541%, 12/15/2048	2,486,079	0.1
2,000,000		Wells Fargo Commercial Mortgage Trust 2016-NXS5 A4, 3.370%, 01/15/2059	2,097,763	0.1

	Total Commercial Mortgage-Backed Securities (Cost $69,782,699)		70,669,242	2.3

U.S. TREASURY OBLIGATIONS: 34.1%
		U.S. Treasury Bonds: 8.1%
10,659,000		2.250%, 08/15/2046	10,058,807	0.3
71,013,000	(2)	2.375%, 05/15/2029	73,352,823	2.4
7,000,000		2.500%, 02/15/2046	6,955,430	0.2
9,072,000		2.500%, 05/15/2046	9,009,630	0.3
2,000		2.750%, 11/15/2042	2,095	0.0
9,022,000		3.000%, 11/15/2044	9,847,372	0.3
10,042,000		3.000%, 11/15/2045	10,978,926	0.4
46,123,600	(2)	3.000%, 02/15/2049	50,593,625	1.6
2,882,000		3.125%, 02/15/2043	3,211,629	0.1
5,686,000		3.125%, 08/15/2044	6,338,780	0.2
13,888,000		3.625%, 08/15/2043	16,752,400	0.6
14,092,000		3.625%, 02/15/2044	17,015,815	0.6
13,251,000		3.750%, 11/15/2043	16,301,059	0.5
7,845,000		3.875%, 08/15/2040	9,792,460	0.3
6,505,000		4.375%, 05/15/2040	8,657,367	0.3
830,000		6.000%, 02/15/2026	1,043,125	0.0
			249,911,343	8.1

		U.S. Treasury Notes: 26.0%
10,000,000		1.125%, 02/28/2021	9,886,914	0.3
8,000,000		1.125%, 08/31/2021	7,893,438	0.3
1,000		1.250%, 10/31/2019	997	0.0
13,040,000		1.250%, 10/31/2021	12,892,536	0.4
933,000		1.375%, 01/31/2020	929,264	0.0
10,000,000		1.375%, 10/31/2020	9,935,352	0.3
37,540,000		1.375%, 04/30/2021	37,261,383	1.2
7,000,000		1.375%, 08/31/2023	6,895,823	0.2
5,000,000		1.375%, 09/30/2023	4,923,440	0.2
7,002,000		1.500%, 11/30/2019	6,984,358	0.2
752,000		1.500%, 05/31/2020	748,549	0.0
4,833,000		1.500%, 01/31/2022	4,805,342	0.2
10,000,000		1.500%, 02/28/2023	9,917,774	0.3
10,000,000		1.500%, 03/31/2023	9,915,039	0.3
4,790,000		1.625%, 12/31/2019	4,778,680	0.2
126,033,000		1.625%, 06/30/2021	125,715,456	4.1
2,976,000		1.625%, 08/15/2022	2,966,409	0.1
6,480,000		1.625%, 04/30/2023	6,453,042	0.2
10,184,000		1.625%, 05/31/2023	10,141,832	0.3
4,046,000		1.625%, 10/31/2023	4,024,743	0.1
24,847,000		1.625%, 02/15/2026	24,473,810	0.8
7,810,000		1.750%, 04/30/2022	7,815,339	0.3
25,868,000		1.750%, 06/15/2022	25,897,809	0.8
18,000,000		1.750%, 09/30/2022	18,009,492	0.6
69,000		1.750%, 01/31/2023	69,034	0.0
53,871,000		1.750%, 06/30/2024	53,828,913	1.7
8,000,000		1.875%, 11/30/2021	8,023,750	0.3
10,000,000		1.875%, 05/31/2022	10,043,164	0.3
3,003,000		1.875%, 08/31/2022	3,015,845	0.1
12,097,000		2.000%, 02/28/2021	12,133,149	0.4

See Accompanying Notes to Financial Statements

123

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
8,063,000		2.000%, 12/31/2021	8,116,228	0.3
4,000,000		2.000%, 07/31/2022	4,032,422	0.1
24,343,000	(2)	2.000%, 05/31/2024	24,619,236	0.8
17,133,000		2.000%, 11/15/2026	17,255,474	0.6
20,498,000		2.125%, 01/31/2021	20,592,083	0.7
33,227,000		2.125%, 05/31/2021	33,446,999	1.1
3,700,000		2.125%, 09/30/2021	3,730,713	0.1
3,774,000		2.125%, 12/31/2021	3,809,602	0.1
10,105,000		2.125%, 06/30/2022	10,222,826	0.3
5,000,000		2.125%, 11/30/2023	5,078,613	0.2
20,000,000		2.125%, 05/15/2025	20,330,859	0.7
34,794,000		2.125%, 05/31/2026	35,356,684	1.2
51,000		2.250%, 04/30/2021	51,422	0.0
3,011,000		2.250%, 12/31/2023	3,075,043	0.1
19,000		2.250%, 04/30/2024	19,424	0.0
26,457,000		2.250%, 11/15/2024	27,066,234	0.9
1,352,000		2.250%, 11/15/2025	1,384,031	0.0
19,590,000		2.375%, 12/31/2020	19,745,725	0.6
373,000		2.375%, 04/30/2026	385,028	0.0
9,874,000		2.500%, 05/15/2024	10,210,140	0.3
11,396,000		2.750%, 09/15/2021	11,647,513	0.4
36,569,500		2.750%, 11/15/2023	38,099,420	1.2
37,052,000		2.750%, 02/15/2024	38,680,262	1.3
16,545,000		2.875%, 10/31/2020	16,761,830	0.5
7,790,000		3.500%, 05/15/2020	7,890,114	0.3
			801,988,601	26.0

	Total U.S. Treasury Obligations (Cost $1,029,242,751)		1,051,899,944	34.1

	Total Long-Term Investments (Cost $2,950,806,238)		3,050,778,194	98.8

SHORT-TERM INVESTMENTS: 12.4%
		Commercial Paper: 5.1%
2,000,000		Consolidated Edison Co. of New York, Inc., 2.950%, 07/19/2019	1,996,935	0.1
21,000,000		Consolidated Edison Co. of New York, Inc., 7.880%, 07/01/2019	20,995,468	0.7
35,000,000		CVS Health Corp., 7.430%, 07/01/2019	34,992,875	1.2
40,000,000		Duke Energy Corp., 7.620%, 07/01/2019	39,991,653	1.3
1,000,000	(6)	Pfizer Inc., 2.480%, 07/23/2019	998,396	0.0
50,000,000		United Health, 7.550%, 07/01/2019	49,989,666	1.6
7,000,000		Whirlpool Corp., 7.460%, 07/01/2019	6,998,570	0.2
			155,963,563	5.1

		Floating Rate Notes(6): 1.7%
500,000	(6)	Bank Of America Corp., 2.510%, 11/08/2019	500,070	0.0
1,100,000	(6)	Bank Of America Corp., 2.520%, 11/07/2019	1,100,153	0.0
2,231,000	(6)	Bedford Row Funding, 2.500%, 11/25/2019	2,231,315	0.1
300,000	(6)	Coöperatieve Rabobank U.A., 2.530%, 11/01/2019	300,051	0.0
1,500,000	(6)	Crédit Agricole Group, 2.550%, 11/07/2019	1,500,367	0.1
800,000	(6)	Credit Suisse Group AG, 2.550%, 10/10/2019	800,256	0.0
1,800,000	(6)	DNB ASA, 2.510%, 10/10/2019	1,800,369	0.1
1,000,000	(6)	DNB ASA, 2.530%, 11/04/2019	1,000,133	0.0
2,650,000	(6)	HSBC Holdings PLC, 2.540%, 12/27/2019	2,650,000	0.1
1,600,000	(6)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	1,600,216	0.1
1,700,000	(6)	Lloyds Bank PLC, 2.530%, 11/08/2019	1,700,355	0.1
900,000	(6)	Lloyds Bank PLC, 2.560%, 11/01/2019	900,185	0.0
917,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	917,798	0.0
1,100,000	(6)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	1,100,157	0.0
3,200,000	(6)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	3,200,398	0.1
2,600,000	(6)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	2,600,367	0.1
600,000	(6)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	600,081	0.0
1,800,000	(6)	National Bank Of Canada, 2.510%, 10/10/2019	1,800,369	0.1
1,500,000	(6)	National Bank Of Canada, 2.520%, 11/06/2019	1,500,224	0.1
900,000	(6)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	900,123	0.0
800,000	(6)	Royal Bank Of Canada, 2.510%, 10/11/2019	800,162	0.0
1,700,000	(6)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	1,700,355	0.1
900,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	900,114	0.0
1,500,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	1,500,262	0.1
2,600,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 10/25/2019	2,599,772	0.1
600,000	(6)	Sumitomo Mitsui Trust Holdings, Inc., 2.560%, 10/01/2019	600,083	0.0
2,600,000	(6)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	2,599,707	0.1
800,000	(6)	The Sumitomo Mitsui Financial Group, 2.530%, 10/10/2019	800,088	0.0
800,000	(6)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	799,932	0.0
1,000,000	(6)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	999,919	0.0

See Accompanying Notes to Financial Statements

124

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes(6): (continued)
1,000,000	(6)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	999,927	0.0
979,000	(6)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	979,207	0.0
800,000	(6)	Toronto-Dominion Bank, 2.510%, 10/09/2019	800,167	0.0
3,500,000	(6)	U.S. Bancorp, 2.480%, 11/25/2019	3,500,494	0.1
2,756,000	(6)	Wells Fargo & Co., 2.510%, 12/03/2019	2,756,368	0.1
1,815,000	(6)	Wells Fargo & Co., 2.530%, 11/04/2019	1,815,442	0.1
			52,854,986	1.7

		Repurchase Agreements(6): 5.5%
52,157,167	(6)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $52,167,884, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $53,200,310, due 06/01/46-07/01/49)	52,157,167	1.7
44,348,689	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $44,357,911, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $45,235,663, due 06/30/19-05/20/69)	44,348,689	1.4
52,157,167	(6)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $52,167,884, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $53,200,312, due 07/02/19-01/20/63)	52,157,167	1.7
9,165,963	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $9,167,997, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $9,350,511, due 07/01/19-09/09/49)	9,165,963	0.3
11,181,769	(6)	TD Securities (USA) LLC, Repurchase Agreement dated 06/28/19, 2.49%, due 07/01/19 (Repurchase Amount $11,184,057, collateralized by various U.S. Government Securities, 2.000%-2.125%, Market Value plus accrued interest $11,405,412, due 10/31/22-05/31/26)	11,181,769	0.4
			169,010,755	5.5

		Certificates of Deposit(6): 0.0%
900,000	(6)	The Norinchukin Bank, 2.550%, 07/08/2019 (Cost $900,037)	900,037	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
4,428,000	(7) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $4,428,000)	4,428,000	0.1

	Total Short-Term Investments (Cost $383,189,643)	383,157,342	12.4

	Total Investments in Securities (Cost $3,333,995,881)	$3,433,935,535	111.2
	Liabilities in Excess of Other Assets	(346,596,080)	(11.2)
	Net Assets	$3,087,339,455	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See Accompanying Notes to Financial Statements

125

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

(5)	Settlement is on a when-issued or delayed-delivery basis.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
US0003M	3-month LIBOR
US0012M	12-month LIBOR

See Accompanying Notes to Financial Statements

126

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 9.0%
21,095	(1)	Alphabet, Inc. - Class A	$22,841,666	2.6
138,345	(1)	Altice USA, Inc.	3,368,701	0.4
24,265	(1)	AMC Networks, Inc.	1,322,200	0.1
351,595		AT&T, Inc.	11,781,948	1.3
122,295		CenturyLink, Inc.	1,438,189	0.2
37,085		Cinemark Holdings, Inc.	1,338,768	0.1
271,813		Comcast Corp. – Class A	11,492,254	1.3
76,094	(1)	Facebook, Inc. - Class A	14,686,142	1.6
4,649	(1)	NetFlix, Inc.	1,707,671	0.2
19,301		Omnicom Group	1,581,717	0.2
24,596		Sinclair Broadcast Group, Inc.	1,319,083	0.1
72,120		Verizon Communications, Inc.	4,120,216	0.5
24,733		Walt Disney Co.	3,453,716	0.4
			80,452,271	9.0

		Consumer Discretionary: 10.4%
14,178	(1)	Amazon.com, Inc.	26,847,886	3.0
4,162	(1)	Autozone, Inc.	4,575,994	0.5
3,303	(1)	Booking Holdings, Inc.	6,192,167	0.7
27,504		Darden Restaurants, Inc.	3,348,062	0.4
21,276	(1)	Etsy, Inc.	1,305,708	0.1
31,704		Expedia Group, Inc.	4,217,583	0.5
22,085		Hilton Worldwide Holdings, Inc.	2,158,588	0.2
64,350		Home Depot, Inc.	13,382,870	1.5
11,345		Lear Corp.	1,580,018	0.2
8,197		McDonald's Corp.	1,702,189	0.2
84,465	(1)	Norwegian Cruise Line Holdings Ltd.	4,529,858	0.5
7,700	(1)	O'Reilly Automotive, Inc.	2,843,764	0.3
26,284		Ralph Lauren Corp.	2,985,600	0.3
44,862		Ross Stores, Inc.	4,446,721	0.5
100,788		Starbucks Corp.	8,449,058	1.0
12,329		Tractor Supply Co.	1,341,395	0.2
57,455		Wyndham Destinations, Inc.	2,522,275	0.3
			92,429,736	10.4

		Consumer Staples: 7.1%
122,898		Altria Group, Inc.	5,819,220	0.7
23,568		Church & Dwight Co., Inc.	1,721,878	0.2
44,084		Coca-Cola Co.	2,244,757	0.3
42,873		Hershey Co.	5,746,268	0.7
33,009		Lamb Weston Holdings, Inc.	2,091,450	0.2
38,424		Molson Coors Brewing Co.	2,151,744	0.2
93,475		Mondelez International, Inc.	5,038,303	0.6
42,613		Nu Skin Enterprises, Inc.	2,101,673	0.2
9,825		PepsiCo, Inc.	1,288,352	0.1
97,104		Philip Morris International, Inc.	7,625,577	0.9
141,647		Procter & Gamble Co.	15,531,594	1.7
45,698		Tyson Foods, Inc.	3,689,657	0.4
74,790		Walmart, Inc.	8,263,547	0.9
			63,314,020	7.1

		Energy: 5.0%
106,465		Chevron Corp.	13,248,505	1.5
136,210		ConocoPhillips	8,308,810	0.9
22,929		EOG Resources, Inc.	2,136,066	0.2
129,851		Exxon Mobil Corp.	9,950,482	1.1
30,148		HollyFrontier Corp.	1,395,249	0.2
40,799		Marathon Petroleum Corp.	2,279,848	0.3
25,046		Phillips 66	2,342,803	0.3
51,504		Valero Energy Corp.	4,409,257	0.5
			44,071,020	5.0

		Financials: 13.3%
49,901		Ally Financial, Inc.	1,546,432	0.2
49,984		Ameriprise Financial, Inc.	7,255,677	0.8
88,806	(1)	Athene Holding Ltd.	3,823,986	0.4
397,300		Bank of America Corp.	11,521,700	1.3
44,072	(1)	Berkshire Hathaway, Inc. – Class B	9,394,828	1.1
24,075		Capital One Financial Corp.	2,184,566	0.2
114,020		Citigroup, Inc.	7,984,821	0.9
67,742		Comerica, Inc.	4,920,779	0.6
51,365		Discover Financial Services	3,985,410	0.4
89,796		E*Trade Financial Corp.	4,004,902	0.5
16,600		Goldman Sachs Group, Inc.	3,396,360	0.4
26,418		Hartford Financial Services Group, Inc.	1,472,011	0.2
120,991		JPMorgan Chase & Co.	13,526,794	1.5
61,604		Lincoln National Corp.	3,970,378	0.4
27,204		LPL Financial Holdings, Inc.	2,219,030	0.2
15,795		M&T Bank Corp.	2,686,256	0.3
262,237	(1)	MGIC Investment Corp.	3,445,794	0.4
103,760		Morgan Stanley	4,545,726	0.5
62,155		Popular, Inc.	3,371,287	0.4
66,313		Progressive Corp.	5,300,398	0.6
26,065		Prudential Financial, Inc.	2,632,565	0.3
22,966		Reinsurance Group of America, Inc.	3,583,385	0.4
24,371		S&P Global, Inc.	5,551,470	0.6
91,180		Unum Group	3,059,089	0.3
28,493		Wells Fargo & Co.	1,348,289	0.2
38,690		Zions Bancorp NA	1,778,966	0.2
			118,510,899	13.3

		Health Care: 14.4%
59,327		AbbVie, Inc.	4,314,259	0.5
32,591		Agilent Technologies, Inc.	2,433,570	0.3
7,877	(1)	Align Technology, Inc.	2,155,935	0.2
44,537		AmerisourceBergen Corp.	3,797,225	0.4
36,565		Amgen, Inc.	6,738,198	0.8
19,544		Baxter International, Inc.	1,600,654	0.2
15,303	(1)	Biogen, Inc.	3,578,913	0.4
29,425		Bruker Corp.	1,469,779	0.2
63,780		Cardinal Health, Inc.	3,004,038	0.3
30,646	(1)	Celgene Corp.	2,832,916	0.3
36,663	(1)	Centene Corp.	1,922,608	0.2

See Accompanying Notes to Financial Statements

127

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
13,259	(1)	Charles River Laboratories International, Inc.	1,881,452	0.2
8,479		Chemed Corp.	3,059,562	0.3
10,413		Cigna Corp.	1,640,568	0.2
44,280		Eli Lilly & Co.	4,905,781	0.6
21,133		Encompass Health Corp.	1,338,987	0.2
52,658		Gilead Sciences, Inc.	3,557,574	0.4
42,516		HCA Healthcare, Inc.	5,746,888	0.6
31,269		Hill-Rom Holdings, Inc.	3,271,363	0.4
27,202	(1)	Hologic, Inc.	1,306,240	0.1
16,181	(1)	Idexx Laboratories, Inc.	4,455,115	0.5
9,296	(1)	Illumina, Inc.	3,422,322	0.4
89,829		Johnson & Johnson	12,511,383	1.4
9,104	(1)	Masimo Corp.	1,354,857	0.2
24,229		McKesson Corp.	3,256,135	0.4
103,356		Merck & Co., Inc.	8,666,401	1.0
1,577	(1)	Mettler Toledo International, Inc.	1,324,680	0.2
9,045	(1)	Molina Healthcare, Inc.	1,294,701	0.1
179,104		Pfizer, Inc.	7,758,785	0.9
21,100	(1)	PRA Health Sciences, Inc.	2,092,065	0.2
13,220		Thermo Fisher Scientific, Inc.	3,882,450	0.4
40,700		UnitedHealth Group, Inc.	9,931,207	1.1
24,581	(1)	Veeva Systems, Inc.	3,984,826	0.4
6,261	(1)	Waters Corp.	1,347,618	0.2
16,552		Zimmer Biomet Holdings, Inc.	1,948,832	0.2
			127,787,887	14.4

		Industrials: 9.9%
87,707		Allison Transmission Holdings, Inc.	4,065,220	0.5
45,503		Ametek, Inc.	4,133,493	0.5
25,026		Boeing Co.	9,109,714	1.0
17,278		CSX Corp.	1,336,799	0.1
30,586		Cummins, Inc.	5,240,605	0.6
12,905		Curtiss-Wright Corp.	1,640,613	0.2
47,812		Delta Air Lines, Inc.	2,713,331	0.3
51,310		Emerson Electric Co.	3,423,403	0.4
57,697		Honeywell International, Inc.	10,073,319	1.1
7,853		IDEX Corp.	1,351,816	0.2
51,695		Ingersoll-Rand PLC - Class A	6,548,206	0.7
26,683		Norfolk Southern Corp.	5,318,722	0.6
53,748		nVent Electric PLC	1,332,413	0.1
16,013		Oshkosh Corp.	1,336,925	0.2
7,799		Parker Hannifin Corp.	1,325,908	0.1
44,070		Regal Beloit Corp.	3,600,960	0.4
27,803		Robert Half International, Inc.	1,585,049	0.2
19,382		Spirit Aerosystems Holdings, Inc.	1,577,113	0.2
48,209		Union Pacific Corp.	8,152,624	0.9
42,326	(1)	United Continental Holdings, Inc.	3,705,641	0.4
63,547		Waste Management, Inc.	7,331,417	0.8
61,605	(1)	Wesco International, Inc.	3,120,293	0.4
			88,023,584	9.9

		Information Technology: 21.3%
27,232	(1)	Adobe, Inc.	8,023,909	0.9
45,749	(1)	Akamai Technologies, Inc.	3,666,325	0.4
129,037		Apple, Inc.	25,539,003	2.9
10,455	(1)	Atlassian Corp. PLC	1,367,932	0.2
65,187		Booz Allen Hamilton Holding Corp.	4,316,031	0.5
16,669		Broadcom, Inc.	4,798,338	0.5
15,419	(1)	CACI International, Inc.	3,154,573	0.4
73,629	(1)	Cadence Design Systems, Inc.	5,213,670	0.6
35,807		CDW Corp.	3,974,577	0.4
215,121		Cisco Systems, Inc.	11,773,572	1.3
59,454		Citrix Systems, Inc.	5,834,816	0.7
52,925	(1)	Dell Technologies, Inc.	2,688,590	0.3
7,711	(1)	EPAM Systems, Inc.	1,334,774	0.1
8,869	(1)	Fair Isaac Corp.	2,785,043	0.3
67,314	(1)	Fortinet, Inc.	5,171,735	0.6
334,867		Hewlett Packard Enterprise Co.	5,006,262	0.6
101,829		Intel Corp.	4,874,554	0.5
19,018		Intuit, Inc.	4,969,974	0.6
79,476		Jabil, Inc.	2,511,442	0.3
17,398		Lam Research Corp.	3,268,040	0.4
10,589		Mastercard, Inc. - Class A	2,801,108	0.3
29,307		Maxim Integrated Products	1,753,145	0.2
45,229	(1)	Micron Technology, Inc.	1,745,387	0.2
246,964		Microsoft Corp.	33,083,297	3.7
21,566		NetApp, Inc.	1,330,622	0.1
82,742	(1)	ON Semiconductor Corp.	1,672,216	0.2
23,447		Oracle Corp.	1,335,776	0.1
6,622	(1)	Palo Alto Networks, Inc.	1,349,299	0.2
46,170	(1)	PayPal Holdings, Inc.	5,284,618	0.6
18,121		Qualcomm, Inc.	1,378,464	0.2
8,803	(1)	Salesforce.com, Inc.	1,335,679	0.1
11,324	(1)	Synopsys, Inc.	1,457,286	0.2
73,257		Texas Instruments, Inc.	8,406,973	0.9
30,445		Total System Services, Inc.	3,905,180	0.4
10,344	(1)	VeriSign, Inc.	2,163,551	0.2
29,665		Visa, Inc. - Class A	5,148,361	0.6
16,400		VMware, Inc.	2,742,244	0.3
71,443		Xerox Corp.	2,529,797	0.3
			189,696,163	21.3

		Materials: 2.3%
27,577		Air Products & Chemicals, Inc.	6,242,605	0.7
15,406		Avery Dennison Corp.	1,782,166	0.2
47,792		Celanese Corp.	5,151,978	0.6
40,124		Domtar Corp.	1,786,722	0.2
40,256		LyondellBasell Industries NV - Class A	3,467,249	0.4
30,168		Nucor Corp.	1,662,257	0.2
			20,092,977	2.3

		Real Estate: 3.3%
31,944		Boston Properties, Inc.	4,120,776	0.5
88,818		Brookfield Property REIT, Inc.	1,677,772	0.2
15,592		Camden Property Trust	1,627,649	0.2
72,619	(1)	CBRE Group, Inc.	3,725,355	0.4
10,934		Equity Lifestyle Properties, Inc.	1,326,732	0.1
125,045		Host Hotels & Resorts, Inc.	2,278,320	0.3
9,646		Jones Lang LaSalle, Inc.	1,357,096	0.1

See Accompanying Notes to Financial Statements

128

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
40,965	Lamar Advertising Co.	3,306,285	0.4
84,324	Outfront Media, Inc.	2,174,716	0.2
192,965	Retail Properties of America, Inc.	2,269,268	0.3
35,112	Simon Property Group, Inc.	5,609,493	0.6
		29,473,462	3.3

	Utilities: 3.5%
253,139	AES Corp.	4,242,610	0.5
81,347	Ameren Corp.	6,109,973	0.7
62,794	American Electric Power Co., Inc.	5,526,500	0.6
24,069	Edison International	1,622,491	0.2
151,303	Exelon Corp.	7,253,466	0.8
10,731	NextEra Energy, Inc.	2,198,353	0.2
130,711	NRG Energy, Inc.	4,590,570	0.5
		31,543,963	3.5

	Total Common Stock
	(Cost $747,033,301)	885,395,982	99.5

SHORT-TERM INVESTMENTS: 0.5%
	Mutual Funds: 0.5%
4,335,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $4,335,000)	4,335,000	0.5

	Total Short-Term Investments
	(Cost $4,335,000)	4,335,000	0.5

	Total Investments in Securities (Cost $751,368,301)	$889,730,982	100.0
	Assets in Excess of Other Liabilities	112,828	0.0
	Net Assets	$889,843,810	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

129

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 2.4%
45,931	(1)	Altice USA, Inc.	$1,118,420	0.2
40,498	(1)	AMC Networks, Inc.	2,206,736	0.4
66,908		Cinemark Holdings, Inc.	2,415,379	0.5
43,363	(1)	Live Nation Entertainment, Inc.	2,872,799	0.5
11,585		Sinclair Broadcast Group, Inc.	621,303	0.1
63,538		Telephone & Data Systems, Inc.	1,931,555	0.4
23,039		World Wrestling Entertainment, Inc.	1,663,646	0.3
			12,829,838	2.4

		Consumer Discretionary: 12.1%
27,816	(1)	Adtalem Global Education, Inc.	1,253,111	0.2
108,114		American Eagle Outfitters, Inc.	1,827,127	0.3
769	(1)	Autozone, Inc.	845,492	0.2
60,221	(2)	Bed Bath & Beyond, Inc.	699,768	0.1
19,554		Boyd Gaming Corp.	526,785	0.1
55,582		Brinker International, Inc.	2,187,152	0.4
64,704		Brunswick Corp.	2,969,267	0.6
52,771	(1)	Caesars Entertainment Corp.	623,753	0.1
15,154		Cheesecake Factory	662,533	0.1
3,237	(2)	Cracker Barrel Old Country Store, Inc.	552,653	0.1
166,338		Dana, Inc.	3,316,780	0.6
13,267		Darden Restaurants, Inc.	1,614,992	0.3
24,377	(1)	Deckers Outdoor Corp.	4,289,621	0.8
36,452		Delphi Technologies PLC	729,040	0.1
38,141		Dick's Sporting Goods, Inc.	1,320,823	0.3
19,997		Domino's Pizza, Inc.	5,564,765	1.0
12,512	(1),(2)	Eldorado Resorts, Inc.	576,428	0.1
4,415		Expedia Group, Inc.	587,327	0.1
17,966	(1)	Five Below, Inc.	2,156,279	0.4
91,170		Gentex Corp.	2,243,694	0.4
14,014	(1)	Helen of Troy Ltd.	1,830,088	0.4
17,314		Jack in the Box, Inc.	1,409,186	0.3
107,051		KB Home	2,754,422	0.5
22,145		Kohl's Corp.	1,052,995	0.2
9,661		Lear Corp.	1,345,487	0.3
34,322	(1)	Norwegian Cruise Line Holdings Ltd.	1,840,689	0.4
690	(1)	NVR, Inc.	2,325,472	0.4
6,171	(1)	Ollie's Bargain Outlet Holdings, Inc.	537,556	0.1
64,550	(1)	Penn National Gaming, Inc.	1,243,233	0.2
22,521		Pulte Group, Inc.	712,114	0.1
10,376		Ralph Lauren Corp.	1,178,610	0.2
49,217	(1)	Sally Beauty Holdings, Inc.	656,555	0.1
111,172		Service Corp. International	5,200,626	1.0

See Accompanying Notes to Financial Statements

130

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
31,057		Signet Jewelers Ltd.	555,299	0.1
12,005		Six Flags Entertainment Corp.	596,408	0.1
17,268	(1)	Skechers USA, Inc.	543,769	0.1
39,563		Toll Brothers, Inc.	1,448,797	0.3
31,585		Tupperware Brands Corp.	601,063	0.1
22,498	(1)	Urban Outfitters, Inc.	511,830	0.1
46,157	(2)	Wendy's Company	903,754	0.2
68,551		Wyndham Destinations, Inc.	3,009,389	0.6
			64,804,732	12.1

		Consumer Staples: 2.6%
20,965		Church & Dwight Co., Inc.	1,531,703	0.3
6,373		Hershey Co.	854,173	0.2
33,055		Ingredion, Inc.	2,726,707	0.5
27,675		Lamb Weston Holdings, Inc.	1,753,488	0.3
43,191		Nu Skin Enterprises, Inc.	2,130,180	0.4
38,404	(1)	Post Holdings, Inc.	3,992,864	0.7
15,059		Tyson Foods, Inc.	1,215,864	0.2
			14,204,979	2.6

		Energy: 2.9%
50,309	(1)	Apergy Corp.	1,687,364	0.3
284,120	(1),(2)	Chesapeake Energy Corp.	554,034	0.1
96,264	(1)	CNX Resources Corp.	703,690	0.1
142,551		EQT Corp.	2,253,731	0.4
25,798		HollyFrontier Corp.	1,193,931	0.2
43,811		Marathon Oil Corp.	622,554	0.1
27,254		Murphy Oil Corp.	671,811	0.1
129,061		Patterson-UTI Energy, Inc.	1,485,492	0.3
78,996		PBF Energy, Inc.	2,472,575	0.5
574,404	(1)	Southwestern Energy Co.	1,815,117	0.4
26,373		World Fuel Services Corp.	948,373	0.2
78,896	(1)	WPX Energy, Inc.	908,093	0.2
			15,316,765	2.9

		Financials: 16.9%
940	(1)	Alleghany Corp.	640,243	0.1
40,176		Ally Financial, Inc.	1,245,054	0.2
17,978		American Financial Group, Inc.	1,842,206	0.3
13,552		Ameriprise Financial, Inc.	1,967,208	0.4
33,073	(1)	Athene Holding Ltd.	1,424,123	0.3
26,141		AXA Equitable Holdings, Inc.	546,347	0.1
81,122		Bank OZK	2,440,961	0.5
15,675		Brown & Brown, Inc.	525,113	0.1
74,224		Cathay General Bancorp.	2,665,384	0.5
45,622		Citizens Financial Group, Inc.	1,613,194	0.3
27,526		Comerica, Inc.	1,999,489	0.4
18,940		Discover Financial Services	1,469,555	0.3
33,037		E*Trade Financial Corp.	1,473,450	0.3
83,533		East West Bancorp, Inc.	3,906,838	0.7
35,511		Evercore, Inc.	3,145,209	0.6

See Accompanying Notes to Financial Statements

131

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
8,886		Factset Research Systems, Inc.	2,546,372	0.5
68,894		First American Financial Corp.	3,699,608	0.7
19,783	(1)	Green Dot Corp.	967,389	0.2
61,581		Hancock Whitney Corp.	2,466,935	0.5
18,584		Hanover Insurance Group, Inc.	2,384,327	0.4
32,670		Hartford Financial Services Group, Inc.	1,820,372	0.3
17,135		Kemper Corp.	1,478,579	0.3
18,552		LPL Financial Holdings, Inc.	1,513,287	0.3
4,145		M&T Bank Corp.	704,940	0.1
5,546		MarketAxess Holdings, Inc.	1,782,595	0.3
137,271	(1)	MGIC Investment Corp.	1,803,741	0.3
174,531		Navient Corp.	2,382,348	0.4
202,524		Old Republic International Corp.	4,532,487	0.8
34,956		Popular, Inc.	1,896,014	0.4
32,578		Primerica, Inc.	3,907,731	0.7
29,503		Reinsurance Group of America, Inc.	4,603,353	0.9
2,889		RenaissanceRe Holdings Ltd.	514,271	0.1
22,539		Signature Bank	2,723,613	0.5
115,672		SLM Corp.	1,124,332	0.2
40,236		Sterling Bancorp	856,222	0.2
45,537		Stifel Financial Corp.	2,689,415	0.5
99,094		Synovus Financial Corp.	3,468,290	0.7
152,765		TCF Financial Corp.	3,175,984	0.6
39,295		Unum Group	1,318,347	0.2
62,776		Webster Financial Corp.	2,998,810	0.6
50,293		Wintrust Financial Corp.	3,679,436	0.7
9,522		WR Berkley Corp.	627,786	0.1
38,431		Zions Bancorp NA	1,767,057	0.3
			90,338,015	16.9

		Health Care: 9.6%
17,527	(1)	Amedisys, Inc.	2,127,953	0.4
7,129		AmerisourceBergen Corp.	607,819	0.1
3,765	(1)	Bio-Rad Laboratories, Inc.	1,176,901	0.2
2,556		Bio-Techne Corp.	532,900	0.1
39,790		Bruker Corp.	1,987,510	0.4
11,365		Cardinal Health, Inc.	535,291	0.1
12,623	(1)	Catalent, Inc.	684,293	0.1
12,216	(1)	Centene Corp.	640,607	0.1
29,458	(1)	Charles River Laboratories International, Inc.	4,180,090	0.8
9,804		Chemed Corp.	3,537,675	0.7
63,175		Encompass Health Corp.	4,002,768	0.7
90,428	(1)	Exelixis, Inc.	1,932,446	0.4
24,826	(1)	Haemonetics Corp.	2,987,561	0.5
16,567	(1)	HealthEquity, Inc.	1,083,482	0.2
43,919		Hill-Rom Holdings, Inc.	4,594,806	0.9
1,916	(1)	Idexx Laboratories, Inc.	527,532	0.1
10,907	(1)	Ligand Pharmaceuticals, Inc.	1,245,034	0.2
109,704	(1)	Mallinckrodt PLC - W/I	1,007,083	0.2
32,461	(1)	Masimo Corp.	4,830,846	0.9
21,205	(1)	Molina Healthcare, Inc.	3,035,284	0.6
21,485	(2)	Patterson Cos., Inc.	492,007	0.1

See Accompanying Notes to Financial Statements

132

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
25,870	(1)	PRA Health Sciences, Inc.	2,565,011	0.5
23,354	(1)	Prestige Consumer Healthcare, Inc.	739,855	0.1
7,116	(1)	STERIS Public Ltd. Co.	1,059,430	0.2
33,641	(1)	Syneos Health, Inc.	1,718,719	0.3
73,926	(1)	Tenet Healthcare Corp.	1,527,311	0.3
8,235	(1)	Veeva Systems, Inc.	1,334,976	0.2
7,003		West Pharmaceutical Services, Inc.	876,425	0.2
			51,571,615	9.6

		Industrials: 15.9%
22,134		AGCO Corp.	1,716,934	0.3
37,837		Allison Transmission Holdings, Inc.	1,753,745	0.3
14,921		Ametek, Inc.	1,355,424	0.3
8,551		Armstrong World Industries, Inc.	831,157	0.2
27,878	(1)	ASGN, Inc.	1,689,407	0.3
16,004	(1)	Avis Budget Group, Inc.	562,701	0.1
11,650		Brink's Co.	945,747	0.2
6,701		Carlisle Cos., Inc.	940,887	0.2
35,323		Crane Co.	2,947,351	0.6
34,986		Curtiss-Wright Corp.	4,447,770	0.8
43,665		Deluxe Corp.	1,775,419	0.3
50,942		EMCOR Group, Inc.	4,487,990	0.8
23,002		EnerSys	1,575,637	0.3
10,611	(1)	Genesee & Wyoming, Inc.	1,061,100	0.2
10,223		Graco, Inc.	512,990	0.1
69,825		Herman Miller, Inc.	3,121,177	0.6
35,087		HNI Corp.	1,241,378	0.2
21,365		Hubbell, Inc.	2,785,996	0.5
40,505		IDEX Corp.	6,972,531	1.3
20,200		Ingersoll-Rand PLC - Class A	2,558,734	0.5
22,171		Insperity, Inc.	2,707,966	0.5
30,428		ITT, Inc.	1,992,425	0.4
9,232		Landstar System, Inc.	996,964	0.2
2,207		Lennox International, Inc.	606,925	0.1
33,733		Manpowergroup, Inc.	3,258,608	0.6
25,321	(1)	Mastec, Inc.	1,304,791	0.2
35,308		MSC Industrial Direct Co.	2,621,972	0.5
100,865		nVent Electric PLC	2,500,443	0.5
17,645		Old Dominion Freight Line	2,633,693	0.5
36,334		Oshkosh Corp.	3,033,526	0.6
35,483		Regal Beloit Corp.	2,899,316	0.5
11,462		Ryder System, Inc.	668,235	0.1
36,672		Schneider National, Inc.	668,897	0.1
3,447	(1)	Teledyne Technologies, Inc.	944,030	0.2
67,785		Timken Co.	3,480,082	0.6
51,168		Toro Co.	3,423,139	0.6
16,020	(1)	United Continental Holdings, Inc.	1,402,551	0.3
59,796		Werner Enterprises, Inc.	1,858,460	0.3
15,975	(1)	Wesco International, Inc.	809,134	0.2
27,258		Woodward, Inc.	3,084,515	0.6
14,633	(1),(2)	XPO Logistics, Inc.	845,934	0.2
			85,025,681	15.9

		Information Technology: 16.0%
40,001	(1)	ACI Worldwide, Inc.	1,373,634	0.3

See Accompanying Notes to Financial Statements

133

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
94,235		Avnet, Inc.	4,266,018	0.8
40,686		Belden, Inc.	2,423,665	0.4
13,304		Booz Allen Hamilton Holding Corp.	880,858	0.2
12,834	(1)	CACI International, Inc.	2,625,708	0.5
24,486	(1)	Cadence Design Systems, Inc.	1,733,854	0.3
23,337		CDK Global, Inc.	1,153,781	0.2
12,941		CDW Corp.	1,436,451	0.3
50,589	(1)	Cirrus Logic, Inc.	2,210,739	0.4
19,265		Citrix Systems, Inc.	1,890,667	0.4
15,917		Cognex Corp.	763,698	0.1
18,911	(1)	Dell Technologies, Inc.	960,679	0.2
17,794	(1)	Fair Isaac Corp.	5,587,672	1.0
27,882	(1)	Fortinet, Inc.	2,142,174	0.4
56,223		Hewlett Packard Enterprise Co.	840,534	0.2
41,902		j2 Global, Inc.	3,724,669	0.7
119,679		Jabil, Inc.	3,781,856	0.7
87,156		KBR, Inc.	2,173,671	0.4
23,430		Leidos Holdings, Inc.	1,870,885	0.3
5,585		Littelfuse, Inc.	988,042	0.2
18,398		LogMeIn, Inc.	1,355,565	0.2
28,585	(1)	Lumentum Holdings, Inc.	1,526,725	0.3
10,365		Maxim Integrated Products	620,034	0.1
13,688		MAXIMUS, Inc.	992,927	0.2
42,521		MKS Instruments, Inc.	3,311,961	0.6
4,562		Monolithic Power Systems, Inc.	619,428	0.1
98,998	(1)	NCR Corp.	3,078,838	0.6
8,529		NetApp, Inc.	526,239	0.1
43,784	(1)	ON Semiconductor Corp.	884,875	0.2
85,259		Perspecta, Inc.	1,995,913	0.4
10,006	(1)	PTC, Inc.	898,139	0.2
140,369		Sabre Corp.	3,116,192	0.6
42,796	(1)	Semtech Corp.	2,056,348	0.4
9,725	(1)	Silicon Laboratories, Inc.	1,005,565	0.2
11,619		SYNNEX Corp.	1,143,310	0.2
28,238	(1)	Tech Data Corp.	2,953,695	0.5
64,172		Teradyne, Inc.	3,074,481	0.6
49,072	(1)	Trimble, Inc.	2,213,638	0.4
2,438	(1)	Tyler Technologies, Inc.	526,657	0.1
2,923		Universal Display Corp.	549,699	0.1
154,618		Vishay Intertechnology, Inc.	2,554,289	0.5
13,464	(1)	WEX, Inc.	2,801,858	0.5
30,626		Xerox Corp.	1,084,467	0.2
17,221	(1)	Zebra Technologies Corp.	3,607,627	0.7
			85,327,725	16.0

		Materials: 5.9%
4,295		Aptargroup, Inc.	534,040	0.1
10,698		Avery Dennison Corp.	1,237,545	0.2
19,879		Carpenter Technology Corp.	953,794	0.2
9,732		Celanese Corp.	1,049,110	0.2
62,521		Chemours Co.	1,500,504	0.3
54,277		Commercial Metals Co.	968,845	0.2
12,638		Compass Minerals International, Inc.	694,458	0.1
44,948		Domtar Corp.	2,001,534	0.4
23,777		Greif, Inc. - Class A	773,941	0.1
37,919		Huntsman Corp.	775,064	0.2
13,139	(1)	Ingevity Corp.	1,381,829	0.3

See Accompanying Notes to Financial Statements

134

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
84,959		Louisiana-Pacific Corp.	2,227,625	0.4
23,234		Minerals Technologies, Inc.	1,243,251	0.2
32,453		Olin Corp.	711,045	0.1
13,636		Packaging Corp. of America	1,299,784	0.2
86,412		PolyOne Corp.	2,712,473	0.5
26,728		Reliance Steel & Aluminum Co.	2,529,003	0.5
9,000		RPM International, Inc.	549,990	0.1
42,293		Sonoco Products Co.	2,763,425	0.5
127,555		Steel Dynamics, Inc.	3,852,161	0.7
49,812		Worthington Industries, Inc.	2,005,431	0.4
			31,764,852	5.9

		Real Estate: 10.3%
58,734		Alexander & Baldwin, Inc.	1,356,755	0.3
70,958		Brixmor Property Group, Inc.	1,268,729	0.2
29,456		Brookfield Property REIT, Inc.	556,424	0.1
31,197		Camden Property Trust	3,256,655	0.6
29,731	(1)	CBRE Group, Inc.	1,525,200	0.3
138,093		CoreCivic, Inc.	2,866,811	0.5
96,691		Cousins Properties, Inc.	3,497,313	0.7
75,759		Douglas Emmett, Inc.	3,018,239	0.6
24,388		EastGroup Properties, Inc.	2,828,520	0.5
21,345		Equity Lifestyle Properties, Inc.	2,590,002	0.5
103,427		First Industrial Realty Trust, Inc.	3,799,908	0.7
120,911		Geo Group, Inc./The	2,540,340	0.5
81,636		Highwoods Properties, Inc.	3,371,567	0.6
133,385		Hospitality Properties Trust	3,334,625	0.6
20,535		Jones Lang LaSalle, Inc.	2,889,069	0.5
2		Kilroy Realty Corp.	148	0.0
55,413		Lamar Advertising Co.	4,472,383	0.8
18,001		Life Storage, Inc.	1,711,535	0.3
14,325		National Retail Properties, Inc.	759,368	0.2
20,089		Omega Healthcare Investors, Inc.	738,271	0.1
54,872		Outfront Media, Inc.	1,415,149	0.3
7,886		PS Business Parks, Inc.	1,329,028	0.3
101,683		Retail Properties of America, Inc.	1,195,792	0.2
9,348		SL Green Realty Corp.	751,299	0.1
123,036	(2)	Tanger Factory Outlet Centers, Inc.	1,994,414	0.4
109,849		Urban Edge Properties	1,903,683	0.4
			54,971,227	10.3

		Utilities: 4.9%
61,356		AES Corp.	1,028,327	0.2
31,017		Ameren Corp.	2,329,687	0.4
12,568		Aqua America, Inc.	519,938	0.1
40,002		Idacorp, Inc.	4,017,401	0.7
83,655		MDU Resources Group, Inc.	2,158,299	0.4
48,974		NorthWestern Corp.	3,533,474	0.7
40,288		NRG Energy, Inc.	1,414,915	0.3
36,891		OGE Energy Corp.	1,570,081	0.3

See Accompanying Notes to Financial Statements

135

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
14,779	Pinnacle West Capital Corp.	1,390,556	0.3
65,197	PNM Resources, Inc.	3,319,179	0.6
93,496	UGI Corp.	4,993,621	0.9
		26,275,478	4.9

	Total Common Stock
	(Cost $496,579,270)	532,430,907	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements(3): 1.1%
1,353,854	(3)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,354,132, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,380,931, due 06/01/46-07/01/49)	1,353,854	0.2
400,818	(3)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $400,901, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $409,024, due 03/31/23-08/15/44)	400,818	0.1
1,353,854	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,354,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,380,931, due 07/02/19-01/20/63)	1,353,854	0.3
1,353,854	(3)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,354,134, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,380,938, due 07/05/19-08/16/23)	1,353,854	0.3

See Accompanying Notes to Financial Statements

136

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(3): (continued)
1,353,854	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,354,133, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,380,931, due 07/18/19-09/09/49)	1,353,854	0.2
			5,816,234	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,956,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260%
	(Cost $1,956,000)	1,956,000	0.4

	Total Short-Term Investments
	(Cost $7,772,234)	7,772,234	1.5

	Total Investments in Securities (Cost $504,351,504)	$540,203,141	101.0
	Liabilities in Excess of Other Assets	(5,578,111)	(1.0)
	Net Assets	$534,625,030	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

137

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 2.5%
26,316	(1)	Care.com, Inc.	$288,950	0.1
28,494		Cogent Communications Holdings, Inc.	1,691,404	0.7
59,380		Consolidated Communications Holdings, Inc.	292,743	0.1
16,622		EW Scripps Co.	254,150	0.1
205,491	(1),(2)	Frontier Communications Corp.	359,609	0.1
29,961		Gannett Co., Inc.	244,482	0.1
14,333	(1)	Iridium Communications, Inc.	333,386	0.1
26,829	(1)	Liberty TripAdvisor Holdings, Inc.	332,680	0.1
19,719		Marcus Corp.	649,938	0.3
23,563	(1)	QuinStreet, Inc.	373,473	0.2
14,171		Scholastic Corp.	471,044	0.2
6,328		Sinclair Broadcast Group, Inc.	339,371	0.1
55,582	(1)	Vonage Holdings Corp.	629,744	0.3
			6,260,974	2.5

		Consumer Discretionary: 12.8%
32,620		Abercrombie & Fitch Co.	523,225	0.2
94,566	(1)	American Axle & Manufacturing Holdings, Inc.	1,206,662	0.5
6,112	(1)	Asbury Automotive Group, Inc.	515,486	0.2
108,894	(1)	Barnes & Noble Education, Inc.	365,884	0.2
20,973		BJ's Restaurants, Inc.	921,554	0.4
41,090		Bloomin Brands, Inc.	777,012	0.3
8,662	(1)	Boot Barn Holdings, Inc.	308,714	0.1
10,401		Brinker International, Inc.	409,279	0.2
24,110		Caleres, Inc.	480,271	0.2
59,231		Callaway Golf Co.	1,016,404	0.4
62,590	(1)	Career Education Corp.	1,193,591	0.5
1,681	(1)	Cavco Industries, Inc.	264,825	0.1
11,004	(2)	Childrens Place, Inc./The	1,049,561	0.4
19,917		Clarus Corp.	287,601	0.1
22,689		Core-Mark Holding Co., Inc.	901,207	0.4
37,348	(1)	CROCS, Inc.	737,623	0.3
44,192		Dana, Inc.	881,188	0.4
17,060		Dave & Buster's Entertainment, Inc.	690,418	0.3
4,801	(1)	Deckers Outdoor Corp.	844,832	0.3
26,528		Designer Brands, Inc.	508,542	0.2
21,530	(1)	Fossil Group, Inc.	247,595	0.1
5,335	(1)	Fox Factory Holding Corp.	440,191	0.2
61,417	(2)	GameStop Corp.	335,951	0.1
11,482	(1)	Genesco, Inc.	485,574	0.2
13,886	(1)	G-III Apparel Group Ltd.	408,526	0.2
7,954		Group 1 Automotive, Inc.	651,353	0.3
5,602	(1),(2)	iRobot Corp.	513,367	0.2
43,096		La-Z-Boy, Inc.	1,321,323	0.5
8,126	(1)	Liberty Expedia Holdings, Inc.	388,342	0.2
2,047		Lithia Motors, Inc.	243,143	0.1
46,499	(1)	M/I Homes, Inc.	1,327,081	0.5
9,293	(1)	Malibu Boats, Inc.	361,033	0.1
16,081	(1)	MarineMax, Inc.	264,372	0.1
17,120	(1)	MasterCraft Boat Holdings, Inc.	335,381	0.1
29,595		MDC Holdings, Inc.	970,124	0.4
5,778	(1)	Meritage Homes Corp.	296,643	0.1
3,106		Monro, Inc.	264,942	0.1
18,381		Movado Group, Inc.	496,287	0.2
363,252		Office Depot, Inc.	748,299	0.3
17,090	(2)	PetMed Express, Inc.	267,800	0.1
22,827	(1)	Rent-A-Center, Inc.	607,883	0.2
7,351	(1)	RH	849,776	0.3
33,510		Ruth's Hospitality Group, Inc.	761,012	0.3
17,180	(2)	Shoe Carnival, Inc.	474,168	0.2
7,970	(1)	Stamps.com, Inc.	360,802	0.1
11,084		Steven Madden Ltd.	376,302	0.2
2,720		Strategic Education, Inc.	484,160	0.2
91,215		Superior Industries International	315,604	0.1
56,496	(2)	Tailored Brands, Inc.	325,982	0.1
19,977	(1)	TopBuild Corp.	1,653,297	0.7
24,976		Tower International, Inc.	487,032	0.2
66,077	(1)	Vitamin Shoppe, Inc.	260,343	0.1
2,638		Wingstop, Inc.	249,950	0.1
21,717		Wolverine World Wide, Inc.	598,086	0.2
			32,055,603	12.8

		Consumer Staples: 3.4%
113,410	(1)	Avon Products, Inc.	440,031	0.2
14,088	(2)	B&G Foods, Inc.	293,030	0.1
15,227	(1),(2)	Central Garden & Pet Co.	410,368	0.2
7,192	(1)	Chefs' Warehouse Holdings, Inc.	252,223	0.1
1,052		Coca-Cola Consolidated, Inc.	314,811	0.1
62,185	(1)	Darling Ingredients, Inc.	1,236,860	0.5
22,543	(1)	Hostess Brands, Inc.	325,521	0.1
6,392		Inter Parfums, Inc.	425,004	0.2
10,398		John B Sanfilippo & Son, Inc.	828,617	0.3
9,559		Medifast, Inc.	1,226,420	0.5
23,593	(1)	Performance Food Group Co.	944,428	0.4
34,272		SpartanNash Co.	399,954	0.1
14,962		Universal Corp.	909,241	0.4
42,090		Vector Group Ltd.	410,377	0.2
			8,416,885	3.4

		Energy: 4.3%
5,376		Arch Coal, Inc.	506,473	0.2
31,934	(1)	C&J Energy Services, Inc.	376,183	0.2
10,746	(1)	Cactus, Inc.	355,908	0.2
56,022	(1)	Carrizo Oil & Gas, Inc.	561,340	0.2
21,823	(1)	CONSOL Energy, Inc.	580,710	0.2
273,780	(1),(2)	Denbury Resources, Inc.	339,487	0.1
5,459	(1)	Dril-Quip, Inc.	262,032	0.1

See Accompanying Notes to Financial Statements

138

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
36,738	(1)	Exterran Corp.	522,414	0.2
45,096	(1)	FTS International, Inc.	251,636	0.1
55,119	(1)	Gulfport Energy Corp.	270,634	0.1
52,267	(1)	Helix Energy Solutions Group, Inc.	451,064	0.2
121,192	(1)	Laredo Petroleum, Inc.	351,457	0.2
45,288	(1)	Matrix Service Co.	917,535	0.4
16,135	(1)	PDC Energy, Inc.	581,828	0.2
13,202		Peabody Energy Corp.	318,168	0.1
61,317	(1)	ProPetro Holding Corp.	1,269,262	0.5
39,806	(1)	Renewable Energy Group, Inc.	631,323	0.3
4,619	(1)	REX American Resources Corp.	336,725	0.1
57,319	(1)	SRC Energy, Inc.	284,302	0.1
186,873	(1)	Superior Energy Services	242,935	0.1
46,656	(1)	Unit Corp.	414,772	0.2
37,016	(2)	US Silica Holdings, Inc.	473,435	0.2
17,257	(1),(2)	Whiting Petroleum Corp.	322,361	0.1
			10,621,984	4.3

		Financials: 17.0%
58,507		American Equity Investment Life Holding Co.	1,589,050	0.6
12,941		Ameris Bancorp.	507,158	0.2
11,763		Amerisafe, Inc.	750,127	0.3
12,832		Apollo Commercial Real Estate Finance, Inc.	235,980	0.1
25,680	(2)	Arbor Realty Trust, Inc.	311,242	0.1
18,517		Ares Commercial Real Estate Corp.	275,163	0.1
19,000	(1)	Axos Financial, Inc.	517,750	0.2
52,640	(1)	Bancorp, Inc.	469,549	0.2
21,030		Bank of NT Butterfield & Son Ltd.	714,179	0.3
21,965		BrightSphere Investment Group PLC	250,621	0.1
23,590		Brookline Bancorp, Inc.	362,814	0.1
42,274		Cadence BanCorp	879,299	0.4
37,238		Central Pacific Financial Corp.	1,115,650	0.4
12,565		Columbia Banking System, Inc.	454,602	0.2
4,621		Community Bank System, Inc.	304,247	0.1
42,860	(1)	Customers Bancorp, Inc.	900,060	0.4
20,407		Eagle Bancorp, Inc.	1,104,631	0.4
26,516		Employers Holdings, Inc.	1,120,831	0.5
34,170	(1)	Enova International, Inc.	787,618	0.3
18,436	(1)	Essent Group Ltd.	866,308	0.4
148,752		First BanCorp. Puerto Rico	1,642,222	0.7
48,107		First Commonwealth Financial Corp.	648,001	0.3
13,560		First Financial Bancorp.	328,423	0.1
11,731		First of Long Island Corp.	235,558	0.1
6,290		FirstCash, Inc.	629,126	0.3
34,414		Flagstar Bancorp, Inc.	1,140,480	0.5
7,085		Glacier Bancorp., Inc.	287,297	0.1
38,849		Great Western Bancorp, Inc.	1,387,686	0.6
31,821		Hanmi Financial Corp.	708,654	0.3
10,109		HCI Group, Inc.	409,111	0.2
64,246		Hope Bancorp, Inc.	885,310	0.4
6,478		Houlihan Lokey, Inc.	288,465	0.1
6,064		Iberiabank Corp.	459,954	0.2
3,227		Independent Bank Corp.	245,736	0.1
23,710		Independent Bank Corp. Michigan	516,641	0.2
51,833		Ladder Capital Corp.	860,946	0.3
64,267	(1)	MGIC Investment Corp.	844,468	0.3
55,495	(1)	NMI Holdings, Inc.	1,575,503	0.6
55,689		OFG Bancorp	1,323,728	0.5
16,028		Oppenheimer Holdings, Inc.	436,282	0.2
8,470		Federal Agricultural Mortgage Corp.	615,430	0.2
6,041		Piper Jaffray Cos.	448,665	0.2
5,130		Primerica, Inc.	615,343	0.2
22,107		Provident Financial Services, Inc.	536,095	0.2
41,350		Radian Group, Inc.	944,848	0.4
75,648		Redwood Trust, Inc.	1,250,461	0.5
13,223	(1)	Regional Management Corp.	348,691	0.1
3,575		RLI Corp.	306,413	0.1
36,809	(1)	Seacoast Banking Corp. of Florida	936,421	0.4
30,863		Selective Insurance Group	2,311,330	0.9
59,488		Simmons First National Corp.	1,383,691	0.6
104,277	(1)	Third Point Reinsurance Ltd.	1,076,139	0.4
62,666		United Community Banks, Inc./GA	1,789,741	0.7
30,662		Universal Insurance Holdings, Inc.	855,470	0.3
45,157	(2)	Waddell & Reed Financial, Inc.	752,767	0.3
			42,541,975	17.0

		Health Care: 11.9%
44,092	(1)	Acorda Therapeutics, Inc.	338,186	0.1
36,716	(1)	AMAG Pharmaceuticals, Inc.	366,793	0.2
6,954	(1)	Amedisys, Inc.	844,285	0.3
27,179	(1)	AMN Healthcare Services, Inc.	1,474,461	0.6
8,154	(1),(2)	Anika Therapeutics, Inc.	331,215	0.1
22,917	(1)	Arrowhead Pharmaceuticals, Inc.	607,300	0.3
94,282	(1)	Assertio Therapeutics, Inc.	325,273	0.1
14,521	(1)	BioTelemetry, Inc.	699,186	0.3
16,622	(1)	Cambrex Corp.	778,076	0.3
5,635		Conmed Corp.	482,187	0.2
23,458	(1)	Corcept Therapeutics, Inc.	261,557	0.1
10,467	(1)	Corvel Corp.	910,734	0.4
38,856	(1)	Cross Country Healthcare, Inc.	364,469	0.2
4,547	(1)	Eagle Pharmaceuticals, Inc./DE	253,177	0.1
24,458	(1)	Emergent Biosolutions, Inc.	1,181,566	0.5
4,837	(1)	Enanta Pharmaceuticals, Inc.	408,146	0.2

See Accompanying Notes to Financial Statements

139

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
113,829	(1)	Endo International PLC	468,975	0.2
19,181		Ensign Group, Inc.	1,091,782	0.4
5,026	(1)	Haemonetics Corp.	604,829	0.3
31,659	(1)	HMS Holdings Corp.	1,025,435	0.4
20,337	(1)	Integer Holdings Corp.	1,706,681	0.7
55,215	(1),(2)	Lannett Co., Inc.	334,603	0.1
35,570	(1)	Lantheus Holdings, Inc.	1,006,631	0.4
2,739	(1)	LHC Group, Inc.	327,530	0.1
3,630	(1)	Ligand Pharmaceuticals, Inc.	414,364	0.2
41,435		Luminex Corp.	855,218	0.4
7,987	(1)	Magellan Health, Inc.	592,875	0.2
28,524	(1)	Mallinckrodt PLC - W/I	261,850	0.1
14,069	(1)	Medpace Holdings, Inc.	920,394	0.4
24,921		Meridian Bioscience, Inc.	296,061	0.1
28,742	(1)	Merit Medical Systems, Inc.	1,711,874	0.7
23,751	(1)	Myriad Genetics, Inc.	659,803	0.3
5,689	(1)	Neogen Corp.	353,344	0.1
23,701	(1)	NeoGenomics, Inc.	520,000	0.2
12,749	(1)	Omnicell, Inc.	1,096,796	0.4
15,206	(1)	Orthofix Medical, Inc.	804,093	0.3
108,953		Owens & Minor, Inc.	348,650	0.1
22,376		Phibro Animal Health Corp.	710,886	0.3
10,570	(1)	REGENXBIO, Inc.	542,981	0.2
6,290	(1)	Repligen Corp.	540,625	0.2
48,896	(1)	Select Medical Holdings Corp.	775,980	0.3
39,073	(1)	Spectrum Pharmaceuticals, Inc.	336,419	0.1
25,598	(1),(2)	Supernus Pharmaceuticals, Inc.	847,038	0.3
39,746	(1),(2)	Tivity Health, Inc.	653,424	0.3
19,112	(1)	Vanda Pharmaceuticals, Inc.	269,288	0.1
			29,705,040	11.9

		Industrials: 20.5%
7,514		AAR Corp.	276,440	0.1
8,889		ABM Industries, Inc.	355,560	0.1
23,760		Actuant Corp.	589,486	0.2
28,622	(1)	Aerojet Rocketdyne Holdings, Inc.	1,281,407	0.5
18,767		Applied Industrial Technologies, Inc.	1,154,733	0.5
30,511		ArcBest Corp.	857,664	0.3
6,215	(1)	ASGN, Inc.	376,629	0.2
25,513	(1)	Atkore International Group, Inc.	660,021	0.3
8,668	(1)	Atlas Air Worldwide Holdings, Inc.	386,939	0.2
4,539	(1)	Axon Enterprise, Inc.	291,449	0.1
8,736		AZZ, Inc.	402,031	0.2
33,112		Barnes Group, Inc.	1,865,530	0.7
5,779		Barrett Business Services, Inc.	477,345	0.2
25,605		Brady Corp.	1,262,839	0.5
4,353	(1)	Chart Industries, Inc.	334,659	0.1
11,085		Columbus McKinnon Corp.	465,237	0.2
13,879		Comfort Systems USA, Inc.	707,690	0.3
48,051	(1)	Commercial Vehicle Group, Inc.	385,369	0.2
10,880		CSW Industrials, Inc.	741,472	0.3
6,577	(1)	DXP Enterprises, Inc.	249,203	0.1
8,173		EMCOR Group, Inc.	720,041	0.3
13,484		Encore Wire Corp.	789,893	0.3
20,912		EnPro Industries, Inc.	1,335,022	0.5
14,316		Exponent, Inc.	838,059	0.3
45,552		Federal Signal Corp.	1,218,516	0.5
5,669	(1)	FTI Consulting, Inc.	475,289	0.2
6,335	(1)	Gibraltar Industries, Inc.	255,681	0.1
27,091	(1)	Great Lakes Dredge & Dock Corp.	299,085	0.1
20,447		Griffon Corp.	345,963	0.1
58,306	(1)	Harsco Corp.	1,599,917	0.6
30,225		Hawaiian Holdings, Inc.	829,072	0.3
29,837		Heidrick & Struggles International, Inc.	894,215	0.4
21,222		Herman Miller, Inc.	948,623	0.4
42,036		Hillenbrand, Inc.	1,663,364	0.7
24,667	(1)	HUB Group, Inc.	1,035,521	0.4
8,560		Insperity, Inc.	1,045,518	0.4
4,704		John Bean Technologies Corp.	569,795	0.2
14,181		Kaman Corp.	903,188	0.4
12,136		Kforce, Inc.	425,852	0.2
19,516		Knoll, Inc.	448,478	0.2
34,634		Korn Ferry	1,387,784	0.6
3,868		Lindsay Corp.	317,988	0.1
11,818		Matthews International Corp.	411,857	0.2
3,889	(1)	Mercury Systems, Inc.	273,591	0.1
47,468	(1)	Milacron Holdings Corp.	655,058	0.3
5,208		Moog, Inc.	487,521	0.2
11,540		Navigant Consulting, Inc.	267,613	0.1
7,786	(1)	Patrick Industries, Inc.	382,993	0.2
15,927	(1)	PGT Innovations, Inc.	266,299	0.1
134,670		Pitney Bowes, Inc.	576,388	0.2
2,294	(1)	Proto Labs, Inc.	266,150	0.1
36,196		Quanex Building Products Corp.	683,742	0.3
159,480		RR Donnelley & Sons Co.	314,176	0.1
12,512	(1)	Saia, Inc.	809,151	0.3
29,521		Simpson Manufacturing Co., Inc.	1,961,966	0.8
28,961		Skywest, Inc.	1,757,064	0.7
29,511	(1)	SPX Corp.	974,453	0.4
37,032	(1)	SPX FLOW, Inc.	1,550,160	0.6
19,192	(1)	Sterling Construction Co., Inc.	257,557	0.1
10,413		Tennant Co.	637,276	0.3
29,499		Tetra Tech, Inc.	2,317,146	0.9
16,311	(1)	Trimas Corp.	505,152	0.2
22,749	(1)	TrueBlue, Inc.	501,843	0.2
1,436		Unifirst Corp.	270,787	0.1
47,146		Universal Forest Products, Inc.	1,794,377	0.7
18,410		Watts Water Technologies, Inc.	1,715,444	0.7
			51,106,331	20.5

		Information Technology: 14.4%
30,103	(1)	Advanced Energy Industries, Inc.	1,693,896	0.7
7,612	(1)	Alarm.com Holdings, Inc.	407,242	0.2
35,086	(1)	Axcelis Technologies, Inc.	528,044	0.2

See Accompanying Notes to Financial Statements

140

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
4,940		Belden, Inc.	294,276	0.1
49,495		Benchmark Electronics, Inc.	1,243,314	0.5
14,047	(1)	Bottomline Technologies de, Inc.	621,439	0.2
6,528		Brooks Automation, Inc.	252,960	0.1
3,144		Cabot Microelectronics Corp.	346,092	0.1
2,562	(1)	CACI International, Inc.	524,160	0.2
76,166	(1)	CalAmp Corp.	889,619	0.4
22,132	(1)	Cardtronics plc	604,646	0.2
25,791		Cohu, Inc.	397,955	0.2
17,168		CSG Systems International, Inc.	838,313	0.3
30,462		CTS Corp.	840,142	0.3
28,784	(1)	Diebold Nixdorf, Inc.	263,661	0.1
26,472	(1)	Diodes, Inc.	962,787	0.4
17,756	(1)	DSP Group, Inc.	254,976	0.1
10,179		Entegris, Inc.	379,880	0.2
5,013	(1)	ePlus, Inc.	345,596	0.1
34,332		EVERTEC, Inc.	1,122,656	0.5
131,049	(1)	Extreme Networks, Inc.	847,887	0.3
21,006	(1)	Fabrinet	1,043,368	0.4
43,395	(1)	Formfactor, Inc.	680,000	0.3
27,197	(1)	Ichor Holdings Ltd.	642,937	0.3
20,704	(1)	Insight Enterprises, Inc.	1,204,973	0.5
43,257		Kemet Corp.	813,664	0.3
35,364	(1)	Knowles Corp.	647,515	0.3
34,745		Kulicke & Soffa Industries, Inc.	783,500	0.3
8,038		Mantech International Corp.	529,302	0.2
19,652	(1)	Nanometrics, Inc.	682,121	0.3
46,951		NIC, Inc.	753,094	0.3
26,864	(1)	Perficient, Inc.	921,973	0.4
24,293	(1)	Plexus Corp.	1,417,982	0.6
41,487		Progress Software Corp.	1,809,663	0.7
9,932	(1)	Qualys, Inc.	864,879	0.3
1,557	(1)	Rogers Corp.	268,707	0.1
47,603	(1)	Rudolph Technologies, Inc.	1,315,271	0.5
28,464	(1)	Sanmina Corp.	861,890	0.3
20,712	(1)	Scansource, Inc.	674,383	0.3
24,084	(1),(2)	SecureWorks Corp.	320,076	0.1
18,784	(1)	Semtech Corp.	902,571	0.4
12,859	(1)	SMART Global Holdings, Inc.	295,628	0.1
10,908	(1)	SolarEdge Technologies, Inc.	681,314	0.3
4,405	(1)	SPS Commerce, Inc.	450,235	0.2
24,796	(1)	SYKES Enterprises, Inc.	680,898	0.3
4,336	(1)	Tech Data Corp.	453,546	0.2
77,420	(1)	TTM Technologies, Inc.	789,684	0.3
18,984	(1)	Ultra Clean Holdings, Inc.	264,257	0.1
31,857	(1)	Viavi Solutions, Inc.	423,380	0.2
19,222	(1)	Virtusa Corp.	854,034	0.3
19,668		Vishay Intertechnology, Inc.	324,915	0.1
			36,015,301	14.4

		Materials: 3.5%
12,932	(1)	AdvanSix, Inc.	315,929	0.1
2,632		Balchem Corp.	263,121	0.1
12,257		Boise Cascade Co.	344,544	0.2
16,207	(1)	Ferro Corp.	256,071	0.1
39,035		FutureFuel Corp.	456,319	0.2
6,981		Hawkins, Inc.	303,045	0.1
5,574		Innospec, Inc.	508,572	0.2
3,506		Kaiser Aluminum Corp.	342,221	0.1
31,910	(1)	Kraton Corp.	991,444	0.4
12,165		Materion Corp.	824,909	0.3
16,472		PolyOne Corp.	517,056	0.2
1,263		Quaker Chemical Corp.	256,237	0.1
16,169		Stepan Co.	1,486,093	0.6
15,096		Tredegar Corp.	250,895	0.1
12,112		Trinseo SA	512,822	0.2
19,313	(1)	Verso Corp.	367,913	0.2
9,553		Warrior Met Coal, Inc.	249,524	0.1
12,716		Worthington Industries, Inc.	511,946	0.2
			8,758,661	3.5

		Real Estate: 7.1%
5,291		Agree Realty Corp.	338,889	0.1
29,362		American Assets Trust, Inc.	1,383,537	0.6
49,035		Armada Hoffler Properties, Inc.	811,529	0.3
117,212		Ashford Hospitality Trust, Inc.	348,120	0.2
21,839		CareTrust REIT, Inc.	519,331	0.2
271,054	(2)	CBL & Associates Properties, Inc.	281,896	0.1
42,134		Chatham Lodging Trust	795,069	0.3
50,992		Chesapeake Lodging Trust	1,449,193	0.6
31,152		CoreCivic, Inc.	646,716	0.3
147,977		DiamondRock Hospitality Co.	1,530,082	0.6
7,249		EastGroup Properties, Inc.	840,739	0.3
22,441		Geo Group, Inc./The	471,485	0.2
14,666		Hersha Hospitality Trust	242,576	0.1
30,778		HFF, Inc.	1,399,783	0.6
29,708	(2)	iStar, Inc.	368,973	0.2
7,036		LTC Properties, Inc.	321,264	0.1
27,070	(1)	Marcus & Millichap, Inc.	835,110	0.3
33,960		National Storage Affiliates Trust	982,802	0.4
48,101		NorthStar Realty Europe Corp.	790,299	0.3
4,812		PS Business Parks, Inc.	810,966	0.3
8,329		RE/MAX Holdings, Inc.	256,200	0.1
3,332		Ryman Hospitality Properties	270,192	0.1
13,432		Saul Centers, Inc.	753,938	0.3
21,751		Urstadt Biddle Properties, Inc.	456,771	0.2
182,964	(2)	Washington Prime Group, Inc.	698,923	0.3
			17,604,383	7.1

		Utilities: 1.9%
3,372		American States Water Co.	253,709	0.1
5,950		Avista Corp.	265,370	0.1
8,563		Black Hills Corp.	669,370	0.3
6,814		California Water Service Group	344,993	0.1
8,085		Idacorp, Inc.	811,976	0.3
12,712		NorthWestern Corp.	917,171	0.4
7,169		PNM Resources, Inc.	364,974	0.2

See Accompanying Notes to Financial Statements

141

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
15,211	Portland General Electric Co.	823,980	0.3
8,070	South Jersey Industries, Inc.	272,201	0.1
		4,723,744	1.9

	Total Common Stock (Cost $242,287,661)	247,810,881	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
		Repurchase Agreements(3): 3.0%
1,727,502	(3)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,727,857, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,762,052, due 06/01/46-07/01/49)	1,727,502	0.7
511,608	(3)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $511,714, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $522,082, due 03/31/23-08/15/44)	511,608	0.2
1,727,502	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,727,857, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,762,052, due 07/02/19-01/20/63)	1,727,502	0.7
1,727,502	(3)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,727,860, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $1,762,060, due 07/05/19-08/16/23)	1,727,502	0.7
1,727,502	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,727,858, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,762,052, due 07/18/19-09/09/49)	1,727,502	0.7
			7,421,616	3.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
1,910,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $1,910,000)	1,910,000	0.7

	Total Short-Term Investments (Cost $9,331,616)	9,331,616	3.7

	Total Investments in Securities (Cost $251,619,277)	$257,142,497	103.0
	Liabilities in Excess of Other Assets	(7,549,444)	(3.0)
	Net Assets	$249,593,053	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

142

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Australia: 3.3%
210,340		AGL Energy Ltd.	$2,958,110	0.5
672,149		Aurizon Holdings Ltd.	2,551,592	0.4
117,258		BHP Group Ltd.	3,408,522	0.6
103,027		Coca-Cola Amatil Ltd.	739,633	0.1
91,262		Computershare Ltd.	1,040,818	0.2
142,043		Crown Resorts Ltd.	1,241,518	0.2
9,615		Macquarie Group Ltd.	848,102	0.2
97,752		Newcrest Mining Ltd.	2,196,118	0.4
36,990		Sonic Healthcare Ltd.	704,806	0.1
937,172		South32 Ltd. - AUD	2,100,803	0.4
250,766		Sydney Airport	1,416,700	0.2
			19,206,722	3.3

		Belgium: 0.3%
23,417		UCB S.A.	1,943,368	0.3

		Canada: 4.6%
35,848		Bank of Nova Scotia	1,925,508	0.3
73,460		BCE, Inc.	3,342,176	0.6
43,764	(1)	Canadian Imperial Bank of Commerce - XTSE	3,441,500	0.6
73,607		CI Financial Corp.	1,199,476	0.2
47,238		Empire Co. Ltd.	1,189,652	0.2
64,250		Great-West Lifeco, Inc.	1,479,239	0.3
17,428		iA Financial Corp., Inc.	709,869	0.1
15,141		Kirkland Lake Gold Ltd.	652,327	0.1
66,135	(1)	National Bank Of Canada	3,141,734	0.5
56,696		Open Text Corp.	2,339,622	0.4
11,203		Rogers Communications, Inc.	599,695	0.1
89,549		TELUS Corp.	3,310,349	0.6
39,784		Waste Connections, Inc.	3,802,555	0.6
			27,133,702	4.6

		China: 0.5%
763,000		BOC Hong Kong Holdings Ltd.	3,004,044	0.5

		Denmark: 0.7%
82,753		Novo Nordisk A/S	4,226,792	0.7

		Finland: 0.6%
20,052		Orion Oyj	735,325	0.1
62,208		Sampo OYJ	2,936,494	0.5
			3,671,819	0.6

		France: 1.9%
49,887		Alstom SA	2,312,291	0.4
28,470		Edenred	1,450,960	0.3
6,906		Eiffage SA	682,517	0.1
77,313		Getlink SE	1,238,438	0.2
196,463		Orange SA	3,098,831	0.5
8,349		Societe BIC S.A.	635,986	0.1
61,123		Societe Generale	1,542,707	0.3
			10,961,730	1.9

		Germany: 1.6%
5,529		Allianz SE	1,333,464	0.2
49,127		Deutsche Lufthansa AG	842,323	0.2
90,044		Deutsche Post AG	2,962,162	0.5
21,464		SAP SE	2,942,539	0.5
384,357		Telefonica Deutschland Holding AG	1,073,838	0.2
			9,154,326	1.6

		Hong Kong: 1.4%
367,500		CK Hutchison Holdings Ltd.	3,624,928	0.6
735,000		HKT Trust / HKT Ltd.	1,166,712	0.2
14,100		Jardine Matheson Holdings Ltd.	889,329	0.2
365,500		Power Assets Holdings Ltd.	2,629,425	0.4
			8,310,394	1.4

		Israel: 0.3%
247,035		Bank Leumi Le-Israel BM	1,785,580	0.3

		Italy: 1.1%
188,572		Assicurazioni Generali S.p.A.	3,550,355	0.6
640,467		Snam SpA	3,186,210	0.5
			6,736,565	1.1

		Japan: 8.0%
25,200		Alfresa Holdings Corp.	623,224	0.1
97,600	(1)	Canon, Inc.	2,858,028	0.5
12,600		Central Japan Railway Co.	2,526,401	0.4
71,600		Fuji Film Holdings Corp.	3,635,119	0.6
87,400		Japan Airlines Co. Ltd.	2,789,435	0.5
246,900		Japan Post Holdings Co. Ltd.	2,796,146	0.5
40,200		Kamigumi Co., Ltd.	953,291	0.2
27,200		Konami Holdings Corp.	1,279,455	0.2
12,200		Kyocera Corp.	799,389	0.1
70,100		Kyushu Railway Co.	2,045,009	0.3
28,800		Medipal Holdings Corp.	637,014	0.1
16,900		MEIJI Holdings Co., Ltd.	1,208,367	0.2
30,800		Mitsubishi Corp.	813,902	0.1
203,900		Mitsui & Co., Ltd.	3,328,239	0.6
28,200		MS&AD Insurance Group Holdings, Inc.	896,377	0.2
25,900		Nippon Electric Glass Co., Ltd.	658,279	0.1
48,600		Nippon Telegraph & Telephone Corp.	2,264,260	0.4
138,400		NTT DoCoMo, Inc.	3,229,139	0.5
158,600		ORIX Corp.	2,370,260	0.4
22,600		Sankyo Co., Ltd.	819,432	0.1
168,000		Sekisui House Ltd.	2,768,070	0.5
220,900		Sumitomo Corp.	3,355,046	0.6
32,500		Sumitomo Mitsui Financial Group, Inc.	1,151,985	0.2
43,100		Sundrug Co., Ltd.	1,168,900	0.2
15,000		Suzuken Co., Ltd.	881,453	0.2
692		United Urban Investment Corp.	1,159,892	0.2
			47,016,112	8.0

		Netherlands: 3.6%
90,041	(2)	ABN AMRO Bank NV	1,926,652	0.3
231,958		ING Groep NV	2,686,942	0.4
135,215		Koninklijke Ahold Delhaize NV	3,035,536	0.5
198,423		Koninklijke KPN NV	609,317	0.1
81,538		NN Group NV	3,277,739	0.6

See Accompanying Notes to Financial Statements

143

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Netherlands: (continued)
210,549		Royal Dutch Shell PLC - Class A	6,871,836	1.2
48,002		Unilever NV	2,916,515	0.5
			21,324,537	3.6

		New Zealand: 0.1%
239,330		Spark New Zealand Ltd.	643,888	0.1

		Norway: 0.7%
109,050		Mowi ASA	2,551,652	0.4
114,549		Orkla ASA	1,016,614	0.2
28,361		Telenor ASA	602,563	0.1
			4,170,829	0.7

		Singapore: 0.8%
659,400		ComfortDelgro Corp., Ltd.	1,296,771	0.2
185,600		SATS Ltd	716,107	0.1
214,100		Singapore Exchange Ltd.	1,254,311	0.2
298,700		Singapore Technologies Engineering Ltd.	914,853	0.2
523,600		Yangzijiang Shipbuilding Holdings Ltd.	593,223	0.1
			4,775,265	0.8

		Spain: 1.6%
14,845	(2)	Aena SME SA	2,942,323	0.5
–		Banco Bilbao Vizcaya Argentaria SA	–	–
82,558		Enagas	2,203,190	0.4
143,650		Ferrovial SA - FERE	3,677,242	0.6
71,109		Telefonica S.A.	584,751	0.1
			9,407,506	1.6

		Switzerland: 2.5%
41,111		Nestle SA	4,255,903	0.7
21,942		Roche Holding AG	6,169,824	1.1
11,787		Zurich Insurance Group AG	4,101,280	0.7
			14,527,007	2.5

		United Kingdom: 5.1%
223,673	(2)	Auto Trader Group PLC	1,557,837	0.3
330,068		Aviva PLC	1,748,231	0.3
490,211		Barclays PLC	932,409	0.2
150,166		Barratt Developments PLC	1,092,761	0.2
751,876		BT Group PLC	1,879,947	0.3
111,107		Compass Group PLC	2,663,441	0.4
414,240		Direct Line Insurance Group PLC	1,746,143	0.3
165,495		Evraz PLC	1,401,308	0.2
217,994		GlaxoSmithKline PLC	4,369,671	0.7
1,035,794		Legal & General Group PLC	3,548,657	0.6
860,943		Marks & Spencer Group PLC	2,301,928	0.4
87,988		Persimmon PLC	2,235,339	0.4
999,129		Taylor Wimpey PLC	2,004,912	0.3
792,393		Vodafone Group PLC	1,298,787	0.2
602,681		WM Morrison Supermarkets PLC	1,542,667	0.3
			30,324,038	5.1

		United States: 60.6%
55,720		AbbVie, Inc.	4,051,958	0.7
9,166		Accenture PLC	1,693,602	0.3
74,442		Aflac, Inc.	4,080,166	0.7
19,950		Air Products & Chemicals, Inc.	4,516,081	0.8
14,785		Allison Transmission Holdings, Inc.	685,285	0.1
22,789		Allstate Corp.	2,317,413	0.4
87,955		Altria Group, Inc.	4,164,669	0.7
47,284		Amdocs Ltd.	2,935,864	0.5
34,867		Ameren Corp.	2,618,860	0.4
18,406		Amgen, Inc.	3,391,858	0.6
38,657		Amphenol Corp.	3,708,753	0.6
250,919		Annaly Capital Management, Inc.	2,290,890	0.4
102,224		Apple Hospitality REIT, Inc.	1,621,273	0.3
2,960		Apple, Inc.	585,843	0.1
178,113		AT&T, Inc.	5,968,567	1.0
13,832		Avnet, Inc.	626,175	0.1
139,359		Bank of America Corp.	4,041,411	0.7
5,941		Boeing Co.	2,162,583	0.4
54,582		Booz Allen Hamilton Holding Corp.	3,613,874	0.6
27,807		Brinker International, Inc.	1,094,205	0.2
78,087		Bristol-Myers Squibb Co.	3,541,245	0.6
26,819		Broadridge Financial Solutions, Inc. ADR	3,424,250	0.6
6,008		Camden Property Trust	627,175	0.1
57,102		CDK Global, Inc.	2,823,123	0.5
7,903		CDW Corp.	877,233	0.1
112,202		Centerpoint Energy, Inc.	3,212,343	0.5
73,160		CenturyLink, Inc.	860,362	0.1
3,764		Chemed Corp.	1,358,202	0.2
47,631		Chevron Corp.	5,927,202	1.0
91,316		Chimera Investment Corp.	1,723,133	0.3
50,522		Cinemark Holdings, Inc.	1,823,844	0.3
126,551		Cisco Systems, Inc.	6,926,136	1.2
8,720		Citigroup, Inc.	610,662	0.1
33,563		Citrix Systems, Inc.	3,293,873	0.6
52,805		CMS Energy Corp.	3,057,938	0.5
11,114		Columbia Sportswear Co.	1,113,178	0.2
28,893		Comerica, Inc.	2,098,788	0.4
29,429		CoreCivic, Inc.	610,946	0.1
10,125		CSX Corp.	783,371	0.1
28,336		Darden Restaurants, Inc.	3,449,341	0.6
22,629		Eaton Corp. PLC	1,884,543	0.3
37,041		Eli Lilly & Co.	4,103,772	0.7
9,693		Encompass Health Corp.	614,148	0.1
38,508		Equitrans Midstream Corp.	758,993	0.1
3,687		Everest Re Group Ltd.	911,353	0.2
46,016		Evergy, Inc.	2,767,862	0.5
17,530		Exelon Corp.	840,388	0.1
26,642		Expedia Group, Inc.	3,544,185	0.6
60,595		Exxon Mobil Corp.	4,643,395	0.8
4,433		Federal Realty Investment Trust	570,793	0.1
50,685		Flir Systems, Inc.	2,742,059	0.5
64,666		Gaming and Leisure Properties, Inc.	2,520,681	0.4
69,644		General Mills, Inc.	3,657,703	0.6
31,075		Genuine Parts Co.	3,218,749	0.5

See Accompanying Notes to Financial Statements

144

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
44,588		Geo Group, Inc./The	936,794	0.2
48,677		Hartford Financial Services Group, Inc.	2,712,282	0.5
8,102		HCA Healthcare, Inc.	1,095,147	0.2
25,628		Hershey Co.	3,434,921	0.6
184,749		Hewlett Packard Enterprise Co.	2,761,998	0.5
14,091		Home Depot, Inc.	2,930,505	0.5
29,537		Honeywell International, Inc.	5,156,865	0.9
39,218	(3)	IAA, Inc.	1,520,874	0.3
4,787		Insperity, Inc.	584,684	0.1
107,790		Intel Corp.	5,159,907	0.9
16,732		InterDigital, Inc.	1,077,541	0.2
36,082		International Business Machines Corp.	4,975,708	0.8
2,241		Intuit, Inc.	585,641	0.1
28,838		j2 Global, Inc.	2,563,410	0.4
69,883		Jabil, Inc.	2,208,303	0.4
18,152		JM Smucker Co.	2,090,929	0.4
61,100		Johnson & Johnson	8,510,008	1.4
42,060		JPMorgan Chase & Co.	4,702,308	0.8
110,811		Juniper Networks, Inc.	2,950,897	0.5
39,218		KAR Auction Services, Inc.	980,450	0.2
23,658		Kimberly-Clark Corp.	3,153,138	0.5
32,512		Kohl's Corp.	1,545,946	0.3
12,083		Lamar Advertising Co.	975,219	0.2
5,253		Lear Corp.	731,585	0.1
36,820		LogMeIn, Inc.	2,712,898	0.5
57,064		Maxim Integrated Products	3,413,568	0.6
22,155		MAXIMUS, Inc.	1,607,124	0.3
19,818		McDonald's Corp.	4,115,406	0.7
65,952		MDU Resources Group, Inc.	1,701,562	0.3
75,706		Merck & Co., Inc.	6,347,948	1.1
238,616		MFA Financial, Inc.	1,713,263	0.3
97,152		Microsoft Corp.	13,014,482	2.2
6,868		Motorola Solutions, Inc.	1,145,102	0.2
170,144		New Residential Investment Corp.	2,618,516	0.4
5,889		Norfolk Southern Corp.	1,173,854	0.2
31,441		OGE Energy Corp.	1,338,129	0.2
113,911		Old Republic International Corp.	2,549,328	0.4
43,580		Omnicom Group	3,571,381	0.6
19,726		Oneok, Inc.	1,357,346	0.2
97,662		Oracle Corp.	5,563,804	0.9
44,136		Paychex, Inc.	3,631,951	0.6
43,584		PepsiCo, Inc.	5,715,170	1.0
156,335		Pfizer, Inc.	6,772,432	1.1
58,532		Philip Morris International, Inc.	4,596,518	0.8
34,867		Phillips 66	3,261,459	0.5
13,539		Pinnacle West Capital Corp.	1,273,885	0.2
129,186		Plains GP Holdings L.P.	3,225,774	0.5
28,012		Popular, Inc.	1,519,371	0.3
52,868		Procter & Gamble Co.	5,796,976	1.0
36,082		Quest Diagnostics, Inc.	3,673,508	0.6
41,996		Republic Services, Inc.	3,638,533	0.6
66,670		Retail Properties of America, Inc.	784,039	0.1
33,509		Royal Gold, Inc.	3,434,337	0.6
124,438		Sabre Corp.	2,762,524	0.5
55,469		Service Corp. International	2,594,840	0.4
17,439		Simon Property Group, Inc.	2,786,055	0.5
28,682		Sonoco Products Co.	1,874,082	0.3
53,280		Southern Co.	2,945,318	0.5
42,709		Starbucks Corp.	3,580,295	0.6
71,353		Tanger Factory Outlet Centers, Inc.	1,156,632	0.2
43,358		Texas Instruments, Inc.	4,975,764	0.8
27,579		Total System Services, Inc.	3,537,558	0.6
227,750		Two Harbors Investment Corp.	2,885,593	0.5
47,539		Tyson Foods, Inc.	3,838,299	0.6
16,890		Valero Energy Corp.	1,445,953	0.2
62,713		Walgreens Boots Alliance, Inc.	3,428,520	0.6
36,708		Waste Management, Inc.	4,235,002	0.7
98,578		Wells Fargo & Co.	4,664,711	0.8
164,512		Western Union Co.	3,272,144	0.6
47,675		Xerox Corp.	1,688,172	0.3
33,579		Yum! Brands, Inc.	3,716,188	0.6
15,741		Zions Bancorp NA	723,771	0.1
			357,814,444	60.6

	Total Common Stock (Cost $564,735,138)		586,138,668	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
		Repurchase Agreements(4): 1.6%
2,223,715	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,224,172, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,268,189, due 06/01/46-07/01/49)	2,223,715	0.4
657,428	(4)	Citadel Securities LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $657,564, collateralized by various U.S. Government Securities, 1.500%-3.125%, Market Value plus accrued interest $670,887, due 03/31/23-08/15/44)	657,428	0.1

See Accompanying Notes to Financial Statements

145

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(4): (continued)
2,223,715	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,224,172, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,268,189, due 07/02/19-01/20/63)	2,223,715	0.4
2,223,715	(4)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,224,176, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,268,200, due 07/05/19-08/16/23)	2,223,715	0.3
2,223,715	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $2,224,174, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,268,189, due 07/18/19-09/09/49)	2,223,715	0.4
			9,552,288	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.6%
3,645,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $3,645,000)	3,645,000	0.6

	Total Short-Term Investments (Cost $13,197,288)	13,197,288	2.2

	Total Investments in Securities (Cost $577,932,426)	$599,335,956	101.5
	Liabilities in Excess of Other Assets	(8,772,272)	(1.5)
	Net Assets	$590,563,684	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

146

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Communication Services: 2.7%
273,362	(1)	Gray Television, Inc.	$4,480,403	0.8
252,933	(1)	Imax Corp.	5,109,247	1.0
406,341	(1)	Vonage Holdings Corp.	4,603,843	0.9
			14,193,493	2.7

		Consumer Discretionary: 9.7%
182,222		American Eagle Outfitters, Inc.	3,079,552	0.6
84,163		BJ's Restaurants, Inc.	3,698,122	0.7
269,385		Callaway Golf Co.	4,622,647	0.9
38,350	(2)	Childrens Place, Inc./The	3,657,823	0.7
115,172		Dana, Inc.	2,296,530	0.4
286,011		Extended Stay America, Inc.	4,830,726	0.9
26,116	(1)	Five Below, Inc.	3,134,442	0.6
38,497	(1)	Helen of Troy Ltd.	5,027,323	1.0
61,437		Jack in the Box, Inc.	5,000,357	0.9
144,806		La-Z-Boy, Inc.	4,439,752	0.8
45,542		Marriott Vacations Worldwide Corp.	4,390,249	0.8
104,924		Red Rock Resorts, Inc.	2,253,768	0.4
41,725	(1)	TopBuild Corp.	3,453,161	0.7
47,234	(1),(2)	YETI Holdings, Inc.	1,367,424	0.3
			51,251,876	9.7

		Consumer Staples: 3.7%
225,289	(1)	BJ's Wholesale Club Holdings, Inc.	5,947,630	1.1
65,766		Energizer Holdings, Inc.	2,541,198	0.5
364,313	(1)	Hostess Brands, Inc.	5,260,680	1.0
142,049	(1)	Performance Food Group Co.	5,686,221	1.1
			19,435,729	3.7

		Energy: 1.5%
282,820	(1)	Carrizo Oil & Gas, Inc.	2,833,856	0.5
35,250	(1)	Dril-Quip, Inc.	1,692,000	0.3
69,384	(1)	Parsley Energy, Inc.	1,318,990	0.3
81,529	(1)	QEP Resources, Inc.	589,454	0.1
196,539	(1)	Unit Corp.	1,747,232	0.3
			8,181,532	1.5

		Financials: 18.6%
87,026		Atlantic Union Bankshares Corp.	3,074,629	0.6
190,907		CenterState Bank Corp.	4,396,588	0.8
145,085		Columbia Banking System, Inc.	5,249,175	1.0
71,189		Eagle Bancorp, Inc.	3,853,461	0.7
402,270		First BanCorp. Puerto Rico	4,441,061	0.8
173,794		First Financial Bancorp.	4,209,291	0.8
121,334		Hancock Whitney Corp.	4,860,640	0.9
44,571		Hanover Insurance Group, Inc.	5,718,459	1.1
95,668		Houlihan Lokey, Inc.	4,260,096	0.8
74,973		Independent Bank Group, Inc.	4,120,516	0.8
50,243		Kemper Corp.	4,335,468	0.8
65,720		Lakeland Financial Corp.	3,077,668	0.6
205,817		OFG Bancorp	4,892,270	0.9
10,837		Primerica, Inc.	1,299,898	0.2
47,083		ProAssurance Corp.	1,700,167	0.3
187,324		Radian Group, Inc.	4,280,353	0.8
345,085		Redwood Trust, Inc.	5,704,255	1.1
159,967	(1)	Seacoast Banking Corp. of Florida	4,069,561	0.8
74,033		Selective Insurance Group	5,544,331	1.0
64,886		Stifel Financial Corp.	3,832,167	0.7
356,486		Two Harbors Investment Corp.	4,516,678	0.9
77,448		Wintrust Financial Corp.	5,666,096	1.1
135,831		WSFS Financial Corp.	5,609,820	1.1
			98,712,648	18.6

		Health Care: 13.9%
41,434	(1)	Aerie Pharmaceuticals, Inc.	1,224,375	0.2
52,868	(1)	Amedisys, Inc.	6,418,704	1.2
157,182	(1)	Amicus Therapeutics, Inc.	1,961,631	0.4
34,520	(1)	Arena Pharmaceuticals, Inc.	2,023,908	0.4
65,103	(1)	Array Biopharma, Inc.	3,016,222	0.6
20,804	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	911,007	0.2
18,051	(1)	Blueprint Medicines Corp.	1,702,751	0.3
161,890	(1)	Change Healthcare, Inc.	2,363,594	0.4
32,269	(1),(2)	Clovis Oncology, Inc.	479,840	0.1
48,024		Conmed Corp.	4,109,414	0.8
42,337	(1)	Emergent Biosolutions, Inc.	2,045,301	0.4
84,456		Encompass Health Corp.	5,351,132	1.0
15,564	(1)	Epizyme, Inc.	195,328	0.0
43,105	(1)	FibroGen, Inc.	1,947,484	0.4
43,911	(1)	HealthEquity, Inc.	2,871,779	0.5
43,458		Hill-Rom Holdings, Inc.	4,546,576	0.9
84,335	(1)	Immunomedics, Inc.	1,169,726	0.2
42,909	(1)	Insmed, Inc.	1,098,470	0.2
28,067	(1)	Iovance Biotherapeutics, Inc.	688,203	0.1
22,039	(1)	Ligand Pharmaceuticals, Inc.	2,515,752	0.5
52,993	(1)	Medpace Holdings, Inc.	3,466,802	0.7
96,073	(1)	Merit Medical Systems, Inc.	5,722,108	1.1
50,772	(1)	Repligen Corp.	4,363,853	0.8
23,172	(1)	Supernus Pharmaceuticals, Inc.	766,762	0.1
110,308	(1)	Syneos Health, Inc.	5,635,636	1.1
172,815	(1),(2)	TherapeuticsMD, Inc.	449,319	0.1
156,044	(1),(2)	Tivity Health, Inc.	2,565,363	0.5
18,153	(1),(2)	Ultragenyx Pharmaceutical, Inc.	1,152,716	0.2
93,359	(1)	Wright Medical Group NV	2,783,965	0.5
			73,547,721	13.9

See Accompanying Notes to Financial Statements

147

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: 16.4%
104,024	(1)	Atlas Air Worldwide Holdings, Inc.	4,643,631	0.9
90,091		Barnes Group, Inc.	5,075,727	1.0
87,861	(1)	Beacon Roofing Supply, Inc.	3,226,256	0.6
80,986	(1)	Casella Waste Systems, Inc.	3,209,475	0.6
37,079		Curtiss-Wright Corp.	4,713,853	0.9
72,326		EMCOR Group, Inc.	6,371,921	1.2
72,338	(1)	Generac Holdings, Inc.	5,020,981	0.9
104,807		Granite Construction, Inc.	5,049,601	1.0
54,584		ICF International, Inc.	3,973,715	0.7
45,681		Regal Beloit Corp.	3,732,595	0.7
139,002	(1)	SP Plus Corp.	4,438,334	0.8
118,732	(1)	Spirit Airlines, Inc.	5,667,078	1.1
91,786	(1)	SPX FLOW, Inc.	3,842,162	0.7
75,433		Tetra Tech, Inc.	5,925,262	1.1
77,152	(1)	Trex Co., Inc.	5,531,798	1.0
135,959		Universal Forest Products, Inc.	5,174,600	1.0
54,954		Watts Water Technologies, Inc.	5,120,614	1.0
66,283		Werner Enterprises, Inc.	2,060,076	0.4
35,171		Woodward, Inc.	3,979,950	0.8
			86,757,629	16.4

		Information Technology: 16.3%
189,393	(1)	ACI Worldwide, Inc.	6,503,756	1.2
19,258	(1)	CACI International, Inc.	3,939,994	0.7
40,178	(1)	Cardtronics plc	1,097,663	0.2
106,427	(1)	Cornerstone OnDemand, Inc.	6,165,316	1.2
78,138		Entegris, Inc.	2,916,110	0.6
79,405	(1)	Envestnet, Inc.	5,428,920	1.0
80,933	(1)	ExlService Holdings, Inc.	5,352,099	1.0
81,869		j2 Global, Inc.	7,277,335	1.4
69,966	(1)	Lumentum Holdings, Inc.	3,736,884	0.7
80,726		Mantech International Corp.	5,315,807	1.0
113,309	(1)	Plexus Corp.	6,613,846	1.3
178,858	(1)	Rudolph Technologies, Inc.	4,941,847	0.9
101,973	(1)	Semtech Corp.	4,899,803	0.9
34,539	(1)	Silicon Laboratories, Inc.	3,571,333	0.7
50,332		SYNNEX Corp.	4,952,669	0.9
83,511	(1)	Verint Systems, Inc.	4,491,222	0.9
334,567	(1)	Viavi Solutions, Inc.	4,446,395	0.8
103,957	(1)	Virtusa Corp.	4,618,809	0.9
			86,269,808	16.3

		Materials: 4.3%
70,158		Carpenter Technology Corp.	3,366,181	0.6
227,392		Commercial Metals Co.	4,058,947	0.8
58,866		Minerals Technologies, Inc.	3,149,920	0.6
152,054		PolyOne Corp.	4,772,975	0.9
64,821	(2)	Sensient Technologies Corp.	4,763,047	0.9
65,988		Worthington Industries, Inc.	2,656,677	0.5
			22,767,747	4.3

		Real Estate: 7.7%
128,430		Americold Realty Trust	4,163,700	0.8
133,833		Cousins Properties, Inc.	4,840,740	0.9
264,553		Easterly Government Properties, Inc.	4,791,055	0.9
42,662		EastGroup Properties, Inc.	4,947,939	0.9
110,801		Essential Properties Realty Trust, Inc.	2,220,452	0.4
180,649		First Industrial Realty Trust, Inc.	6,637,044	1.3
115,748		Hudson Pacific Properties, Inc.	3,850,936	0.7
215,955		Physicians Realty Trust	3,766,255	0.7
50,903		Ryman Hospitality Properties	4,127,724	0.8
85,611		Urban Edge Properties	1,483,639	0.3
			40,829,484	7.7

		Utilities: 3.1%
59,032		Black Hills Corp.	4,614,531	0.9
38,812		Idacorp, Inc.	3,897,889	0.7
49,393		NorthWestern Corp.	3,563,705	0.7
84,892		Portland General Electric Co.	4,598,600	0.8
			16,674,725	3.1

	Total Common Stock (Cost $497,961,282)		518,622,392	97.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.7%
		Repurchase Agreements(3): 1.7%
2,167,852	(3)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,168,297, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $2,211,209, due 06/01/46-07/01/49)	2,167,852	0.4
2,167,852	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $2,168,303, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $2,211,209, due 06/30/19-05/20/69)	2,167,852	0.4

See Accompanying Notes to Financial Statements

148

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements(3): (continued)
2,167,852	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $2,168,297, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,211,209, due 07/02/19-01/20/63)	2,167,852	0.4
2,167,852	(3)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $2,168,301, collateralized by various U.S. Government Agency Obligations, 0.000%-2.650%, Market Value plus accrued interest $2,211,219, due 07/05/19-08/16/23)	2,167,852	0.4
641,959	(3)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $642,092, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $654,798, due 07/31/19-06/30/22)	641,959	0.1
			9,313,367	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
20,983,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $20,983,000)	20,983,000	4.0

	Total Short-Term Investments (Cost $30,296,367)	30,296,367	5.7

	Total Investments in Securities (Cost $528,257,649)	$548,918,759	103.6
	Liabilities in Excess of Other Assets	(19,247,527)	(3.6)
	Net Assets	$529,671,232	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

149

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 9, 2019